                                                      AIM AGGRESSIVE GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Aggressive Growth Fund seeks to provide long-term growth of capital.

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This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
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TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES                  1
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PRINCIPAL RISKS OF INVESTING IN THE FUND             1
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PERFORMANCE INFORMATION                              2
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Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
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Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
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The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
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Sales Charges                                        5

Dividends and Distributions                          5

Future Fund Closure                                  5

FINANCIAL HIGHLIGHTS                                 6
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SHAREHOLDER INFORMATION                            A-1
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Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund will invest in securities of small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
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There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
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PERFORMANCE INFORMATION
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The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
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The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   17.18%
1995...................................................................   41.51%
1996...................................................................   14.34%
1997...................................................................   12.24%
1998...................................................................    4.99%
1999...................................................................   44.98%
2000...................................................................    3.00%
2001...................................................................  -26.00%
2002...................................................................  -22.65%
2003...................................................................   27.36%


    During the periods shown in the bar chart, the highest quarterly return was 31.35% (quarter ended December 31, 1999) and the lowest quarterly return was -24.66% (quarter ended September 30, 2001).

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods
ended December 31,                                       SINCE         INCEPTION
2003)                  1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
--------------------------------------------------------------------------------
Class A                                                                05/01/84
  Return Before Taxes   20.28%      0.57%      8.68%          --
  Return After Taxes
    on Distributions    20.28      (0.69)      7.65           --
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares              13.18       0.40       7.48           --
Class B                                                                03/01/99
  Return Before Taxes   21.38         --         --         2.82%
Class C                                                                03/01/99
  Return Before Taxes   25.38         --         --         3.12
Class R(2)                                                             05/01/84(2)
  Return Before Taxes   26.81       1.45       9.02           --
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S & P 500 Index(3)      28.67      (0.57)     11.06           --             --
Russell
  2500--Trademark--
  Index(4)              45.51       9.40      11.74
Russell
  2500--Registered
  Trademark-- Growth
  Index(5)              46.31       3.83       8.04           --             --
Lipper Mid Cap Growth
  Fund Index(6)         35.42       2.18       8.25           --             --
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index because the S&P 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 2500--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Trademark-- Index and represents approximately 16% of the total market capitalization of the Russell 3000--Trademark-- Index. The Russell 3000--Trademark-- Index measures the performance of the 3000 largest U.S. companies and is regarded as the standard for measuring the U.S. stock market performance.
(5) The Russell 2500--Trademark-- Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.
(6) The Lipper Mid Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
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FEE TABLE AND EXPENSE EXAMPLE
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FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                       CLASS A      CLASS B   CLASS C   CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     5.50%        None      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
whichever is less)                      None(1,2)    5.00%     1.00%     None(3)
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ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.64%     0.64%     0.64%     0.64%

Distribution and/or Service (12b-1) Fees    0.25      1.00      1.00      0.50

Other Expenses                              0.41      0.41      0.41      0.41

Total Annual Fund Operating Expenses        1.30      2.05      2.05      1.55
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
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Class A                                     $675     $939     $1,224     $2,032
Class B                                      708      943      1,303      2,187
Class C                                      308      643      1,103      2,379
Class R                                      158      490        845      1,845
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You would pay the following expenses if you did not redeem your shares:

                                          1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
Class A                                    $675     $939     $1,224     $2,032
Class B                                     208      643      1,103      2,187
Class C                                     208      643      1,103      2,379
Class R                                     158      490        845      1,845
-------------------------------------------------------------------------------

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                           AIM AGGRESSIVE GROWTH FUND
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FUND MANAGEMENT
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THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.64% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
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SALES CHARGES

Purchases of Class A shares of AIM Aggressive Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUTURE FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.

    During closed periods, the fund may impose different standards for additional investments. Also, during those periods the fund will continue to pay Rule 12b-1 fees.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                   CLASS A(a)
                                               ----------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                               ----------------------------------------------------------------------------------
                                                  2003              2002              2001              2000              1999
                                               ----------        ----------        ----------        ----------        ----------
Net asset value, beginning of period           $     7.30        $     8.68        $    18.41        $    13.90        $    10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                      (0.07)(b)         (0.09)(b)         (0.09)(b)         (0.13)            (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         1.76             (1.29)            (6.34)            11.08              4.05
=================================================================================================================================
    Total from investment operations                 1.69             (1.38)            (6.43)            10.95              3.96
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                --                --             (3.30)            (6.44)            (0.10)
=================================================================================================================================
Net asset value, end of period                 $     8.99        $     7.30        $     8.68        $    18.41        $    13.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                     23.15%           (15.90)%          (40.51)%           47.53%            39.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $1,983,600        $1,798,318        $2,516,407        $4,444,515        $2,808,451
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets              1.30%(d)          1.32%             1.17%             1.04%             1.09%
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                (0.96)%(d)        (1.00)%           (0.79)%           (0.77)%           (0.69)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                78%               68%               89%               79%               75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)Calculated using average shares outstanding.
(c)Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)Ratios are based on average daily net assets of $1,805,198,791.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
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                                                                           CLASS B(a)
                               --------------------------------------------------------------------------------------------------
                                                                                                               MARCH 1, 1999
                                            YEAR ENDED OCTOBER 31,                                         (DATE SALES COMMENCED)
                               -------------------------------------------------                               TO OCTOBER 31,
                                 2003                2002                2001                2000                   1999
                               ---------           ---------           ---------           ---------       ----------------------
Net asset value, beginning
  of period                    $   7.04            $   8.45            $  18.12            $  13.81               $ 10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                        (0.13)(b)           (0.15)(b)           (0.17)(b)           (0.29)                (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                    1.71               (1.26)              (6.20)              11.04                  3.03
=================================================================================================================================
    Total from investment
      operations                   1.58               (1.41)              (6.37)              10.75                  2.96
=================================================================================================================================
Less distributions:
  Distributions from net
    realized gains                   --                  --               (3.30)              (6.44)                   --
=================================================================================================================================
Net asset value, end of
  period                       $   8.62            $   7.04            $   8.45            $  18.12               $ 13.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                   22.44%             (16.69)%            (40.90)%             46.29%                27.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $262,098            $226,806            $294,303            $374,010               $24,914
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets               2.05%(d)            2.07%               1.94%               1.86%                 2.08%(e)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                      (1.71)%(d)          (1.75)%             (1.55)%             (1.59)%               (1.68)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)           78%                 68%                 89%                 79%                   75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are based on average daily net assets of $232,096,158.
(e) Annualized.
(f) Not annualized for periods less than one year.

                           --------------------------
                           AIM AGGRESSIVE GROWTH FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            CLASS C(a)
                                 ------------------------------------------------------------------------------------------------
                                             YEAR ENDED OCTOBER 31,                                            MARCH 1, 1999
                                 -----------------------------------------------                           (DATE SALES COMMENCED)
                                   2003               2002               2001                2000              TO OCTOBER 31,
                                 --------           --------           ---------           ---------                1999
----------------------------------------------------------------------------------------------------       ----------------------
Net asset value, beginning of
  period                         $  7.04            $  8.45            $  18.11            $  13.81                 $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                         (0.13)(b)          (0.15)(b)           (0.17)(b)           (0.29)                 (0.07)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 1.71              (1.26)              (6.19)              11.03                   3.03
=================================================================================================================================
    Total from investment
      operations                    1.58              (1.41)              (6.36)              10.74                   2.96
=================================================================================================================================
Less distributions:
  Distributions from net
    realized gains                    --                 --               (3.30)              (6.44)                    --
=================================================================================================================================
Net asset value, end of
  period                         $  8.62            $  7.04            $   8.45            $  18.11                 $13.81
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                    22.44%            (16.69)%            (40.86)%             46.21%                 27.27%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $81,079            $72,676            $ 96,640            $120,591                 $6,807
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets                        2.05%(d)           2.07%               1.94%               1.86%                  2.08%(e)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                       (1.71)%(d)         (1.75)%             (1.55)%             (1.59)%                (1.68)%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)            78%                68%                 89%                 79%                    75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are based on average daily net assets of $72,069,646.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                                                              CLASS R
                                                              ----------------------------------------
                                                                                     JUNE 3, 2002
                                                              YEAR ENDED        (DATE SALES COMMENCED)
                                                              OCTOBER 31,           TO OCTOBER 31,
                                                                 2003                    2002
                                                              -----------       ----------------------
Net asset value, beginning of period                            $ 7.29                 $  8.89
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)               (0.04)(a)
------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.77                   (1.56)
======================================================================================================
    Total from investment operations                              1.67                   (1.60)
======================================================================================================
Net asset value, end of period                                  $ 8.96                 $  7.29
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                  22.91%                 (18.00)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,164                 $   137
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                           1.55%(c)                1.62%(d)
======================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)              (1.30)%(d)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(e)                                          78%                     68%
______________________________________________________________________________________________________
======================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $544,422.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Aggressive Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     AGRO-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                         AIM BASIC VALUE II FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Basic Value II Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES                  1
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PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing primarily in securities of companies that offer potential for capital growth. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. The fund invests without regard to market capitalization. Under normal conditions, the top ten holdings may comprise at least a third and up to 40% of the fund's total assets.

    The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in debt instruments that are consistent with its investment objective of long-term growth of capital. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that they believe are undervalued in relation to long-term earning power, capital structure and cash flows, among other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in the value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2003...................................................................   36.92%


    During the period shown in the bar chart, the highest quarterly return was 24.33% (quarter ended June 30, 2003) and the lowest quarterly return was -6.30% (quarter ended March 31, 2003).

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                    SINCE      INCEPTION
December 31, 2003)                             1 YEAR     INCEPTION    DATE
------------------------------------------------------------------------------
Class A                                                               8/30/02
  Return Before Taxes                           29.33%     15.04%
  Return After Taxes on Distributions           29.33      14.65
  Return After Taxes on Distributions and
    Sale of Fund Shares                         19.07      12.56
Class B                                                               8/30/02
  Return Before Taxes                           31.92      17.17
Class C                                                               8/30/02
  Return Before Taxes                           35.92      20.00
------------------------------------------------------------------------------
S&P 500(1)                                      28.67      17.76(4)   8/31/02(4)
Russell 1000--Registered Trademark-- Value
  Index(2)                                      30.03      19.08(4)   8/31/02(4)
Lipper Multi Cap Value Fund Index(3)            32.78      20.41(4)   8/31/02(4)
------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Multi Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(3) The Lipper Multi Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Value category. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                  CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                  5.50%         None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None(1,2)     5.00%         1.00%
----------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
----------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                 CLASS A       CLASS B       CLASS C
----------------------------------------------------------------------------------------
Management Fees                                      0.75%         0.75%         0.75%

Distribution and/or Service (12b-1) Fees(4)          0.35          1.00          1.00

Other Expenses()                                     9.17          9.17          9.17

Total Annual Fund Operating Expenses(5)             10.27         10.92         10.92
----------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The distributor has voluntarily agreed to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C shares, respectively. This agreement may be modified or discontinued at any time.
(5) The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.75% (e.g. if AIM waives 8.09% of Class A expenses, AIM will also waive 8.09% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements, are 1.83%, 1.83% and 1.83%, respectively. This agreement may be modified or discontinued at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
Class A                                   $1,495       $3,238       $4,802       $8,046
Class B                                    1,560        3,295        4,907        8,109
Class C                                    1,160        2,995        4,707        8,176
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You would pay the following expenses if you did not redeem your shares:

                                          1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------
Class A                                   $1,495       $3,238       $4,802       $8,046
Class B                                    1,060        2,995        4,707        8,109
Class C                                    1,060        2,995        4,707        8,176
-----------------------------------------------------------------------------------------

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of the first $1 billion of the average daily net assets, 0.70% over $1 billion to and including $2 billion of the average daily net assets and 0.65% of the average daily net assets over $2 billion.

    During the fiscal year ended October 31, 2003, the advisor received no compensation due to a voluntary expense limitation arrangement between the advisor and the fund.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.

    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Basic Value II Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                           CLASS A
                                                              ---------------------------------
                                                                                AUGUST 30, 2002
                                                                                  (DATE
                                                                                OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
                                                              -----------       ---------------
Net asset value, beginning of period                            $ 9.13              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)              (0.01)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.70               (0.86)
===============================================================================================
    Total from investment operations                              2.63               (0.87)
===============================================================================================
Less dividends from net investment income                        (0.11)                 --
===============================================================================================
Net asset value, end of period                                  $11.65              $ 9.13
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  29.12%              (8.70)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  472              $  365
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.83%(b)            1.75%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 10.27%(b)           23.74%(c)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(b)          (0.49)%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          20%                  4%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $405,837.
(c) Annualized.
(d) Not annualized for periods less than one year.

                            -----------------------
                            AIM BASIC VALUE II FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                           CLASS B
                                                              ---------------------------------
                                                                                AUGUST 30, 2002
                                                                                  (DATE
                                                                                OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
                                                              -----------       ---------------
Net asset value, beginning of period                            $ 9.13              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)              (0.01)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.70               (0.86)
===============================================================================================
    Total from investment operations                              2.63               (0.87)
===============================================================================================
Less dividends from net investment income                        (0.11)                 --
===============================================================================================
Net asset value, end of period                                  $11.65              $ 9.13
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  29.12%              (8.70)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  354              $  274
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.83%(b)            1.75%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 10.92%(b)           24.39%(c)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(b)          (0.49)%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          20%                  4%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $304,382.
(c) Annualized.
(d) Not annualized for periods less than one year.


                                                                           CLASS C
                                                              ---------------------------------
                                                                                AUGUST 30, 2002
                                                                                  (DATE
                                                                                OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
                                                              -----------       ---------------
Net asset value, beginning of period                            $ 9.13              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)              (0.01)
===============================================================================================
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.70               (0.86)
===============================================================================================
    Total from investment operations                              2.63               (0.87)
===============================================================================================
Less dividends from net investment income                        (0.11)                 --
===============================================================================================
Net asset value, end of period                                  $11.65              $ 9.13
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                                                  29.12%              (8.70)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  354              $  274
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.83%(b)            1.75%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 10.92%(b)           24.39%(c)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.75)%(b)          (0.49)%(c)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                          20%                  4%
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $304,382.
(c) Annualized.
(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Basic Value II Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     BV2-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                              AIM BLUE CHIP FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Blue Chip Fund seeks to provide long-term growth of capital and, secondarily, current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark--Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

- MARKET CHARACTERISTICS--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- FINANCIAL CHARACTERISTICS--Companies that possess at least one of the following attributes: (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you may receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    4.66%
1995...................................................................   32.00%
1996...................................................................   23.75%
1997...................................................................   31.91%
1998...................................................................   30.42%
1999...................................................................   25.65%
2000...................................................................   -9.29%
2001...................................................................  -22.91%
2002...................................................................  -26.42%
2003...................................................................   25.28%


    During the periods shown in the bar chart, the highest quarterly return was 24.45% (quarter ended December 31, 1998) and the lowest quarterly return was -20.05% (quarter ended March 31, 2001).

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------------------------------------------
(for the periods ended                                  SINCE        INCEPTION
December 31, 2003)       1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)     DATE
----------------------------------------------------------------------------------
Class A                                                                02/04/87
  Return Before Taxes    18.39%    (5.20)%     8.46%         --
  Return After Taxes on
    Distributions        18.39     (5.20)      7.60          --
  Return After Taxes on
    Distributions and
    Sale of Fund Shares  11.96     (4.35)      6.96          --
Class B                                                                10/01/96
  Return Before Taxes    19.42     (5.15)        --        4.74%
Class C                                                                08/04/97
  Return Before Taxes    23.42     (4.76)        --        0.54
Class R(2)                                                             02/04/87(2)
  Return Before Taxes    24.92     (4.26)      8.91          --
Investor Class(3)                                                      02/04/87(3)
  Return Before Taxes    25.39     (4.11)      9.08          --
----------------------------------------------------------------------------------
S&P 500 Index(4)         28.67     (0.57)     11.06          --
Russell
  1000--Registered
  Trademark-- Index(5)   29.89     (0.13)     11.00          --
Lipper Large Cap Core
  Fund Index(6)          24.80     (1.08)      9.27          --
----------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor Class shares) at net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.
(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index because the S&P 500 Index is a more widely recognized gauge of U.S. stock market performance. In addition, the Lipper Large Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(6) The Lipper Large Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-growth value, compared to the S&P 500 Index.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from                                               INVESTOR
your investment)           CLASS A       CLASS B   CLASS C   CLASS R   CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%        None      None      None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)           None(1,2)    5.00%     1.00%     None(3)    None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted                                            INVESTOR
from fund assets)              CLASS A   CLASS B   CLASS C   CLASS R   CLASS
--------------------------------------------------------------------------------
Management Fees                 0.64%     0.64%     0.64%     0.64%      0.64%

Distribution and/or
Service (12b-1) Fees            0.35      1.00      1.00      0.50       0.25

Other Expenses(5)               0.48      0.48      0.48      0.48       0.48

Total Annual Fund
Operating Expenses              1.47      2.12      2.12      1.62       1.37
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Class A                                 $691       $989      $1,309     $2,211
Class B                                  715        964       1,339      2,286
Class C                                  315        664       1,139      2,452
Class R                                  165        511         881      1,922
Investor Class                           139        434         750      1,646
-------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                       1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Class A                                 $691       $989      $1,309     $2,211
Class B                                  215        664       1,139      2,286
Class C                                  215        664       1,139      2,452
Class R                                  165        511         881      1,922
Investor Class                           139        434         750      1,646
-------------------------------------------------------------------------------

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.64% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Blue Chip Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS
The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                               CLASS A(a)
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------------
                                           2003              2002               2001               2000               1999
                                        ----------       ---------------    ---------------    ---------------    ---------------
Net asset value, beginning of period    $     9.22         $    11.22         $    17.29         $    15.49         $    12.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.02)             (0.04)(b)          (0.04)             (0.05)(b)           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            1.49              (1.96)             (6.03)              1.85               3.47
=================================================================================================================================
    Total from investment operations          1.47              (2.00)             (6.07)              1.80               3.48
=================================================================================================================================
Less distributions:
  Dividends from net investment income          --                 --                 --                 --              (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                       --                 --                 --                 --              (0.03)
=================================================================================================================================
    Total distributions                         --                 --                 --                 --              (0.04)
=================================================================================================================================
Net asset value, end of period          $    10.69         $     9.22         $    11.22         $    17.29         $    15.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              15.94%            (17.82)%           (35.11)%            11.60%             29.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,439,518         $1,402,589         $2,067,602         $3,163,453         $2,299,551
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                      1.47%(d)           1.40%              1.28%              1.19%              1.19%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.17)%(d)         (0.33)%            (0.29)%            (0.31)%             0.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         28%                28%                31%                22%                22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $1,354,728,865.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                               CLASS B(a)
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------------
                                           2003              2002               2001               2000               1999
                                        ----------       ---------------    ---------------    ---------------    ---------------
Net asset value, beginning of period    $     8.88         $    10.87         $    16.87         $    15.22         $    11.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.08)             (0.10)(b)          (0.13)             (0.17)(b)          (0.10)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            1.42              (1.89)             (5.87)              1.82               3.44
=================================================================================================================================
    Total from investment operations          1.34              (1.99)             (6.00)              1.65               3.34
=================================================================================================================================
Less distributions from net realized
  gains                                         --                 --                 --                 --              (0.03)
=================================================================================================================================
Net asset value, end of period          $    10.22         $     8.88         $    10.87         $    16.87         $    15.22
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              15.09%            (18.31)%           (35.57)%            10.87%             28.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,223,821         $1,198,513         $1,806,464         $2,746,149         $1,891,171
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                      2.12%(d)           2.05%              1.94%              1.88%              1.91%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.82)%(d)         (0.98)%            (0.94)%            (1.00)%            (0.68)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         28%                28%                31%                22%                22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $1,159,749,563.


                                                                                         CLASS C(a)
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
                                                              --------       --------       --------    --------       --------
Net asset value, beginning of period                          $   8.88       $  10.87       $  16.86    $  15.21       $  11.91
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)         (0.10)(b)      (0.13)      (0.17)(b)      (0.10)(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.42          (1.89)         (5.86)       1.82           3.43
===============================================================================================================================
    Total from investment operations                              1.34          (1.99)         (5.99)       1.65           3.33
===============================================================================================================================
Less distributions from net realized gains                          --             --             --          --          (0.03)
===============================================================================================================================
Net asset value, end of period                                $  10.22       $   8.88       $  10.87    $  16.86       $  15.21
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                  15.09%        (18.31)%       (35.53)%     10.82%         28.09%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $290,396       $302,555       $487,838    $720,186       $349,951
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                           2.12%(d)       2.05%          1.94%       1.88%          1.90%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.82)%(d)     (0.98)%        (0.94)%     (1.00)%        (0.68)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             28%            28%            31%         22%            22%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b) Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $282,704,852.

                               ------------------
                               AIM BLUE CHIP FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                        CLASS R
                                                              ----------------------------
                                                                             JUNE 3, 2002
                                                                              (DATE SALES
                                                              YEAR ENDED     COMMENCED) TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 2003            2002
                                                              -----------    -------------
Net asset value, beginning of period                            $ 9.22          $ 10.53
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)           (0.02)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.44            (1.29)
==========================================================================================
    Total from investment operations                              1.44            (1.31)
==========================================================================================
Net asset value, end of period                                  $10.66          $  9.22
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                  15.62%          (12.44)%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,578          $    37
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           1.62%(c)         1.55%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)       (0.49)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         28%              28%
__________________________________________________________________________________________
==========================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $522,665.
(d) Annualized.
(e) Not annualized for periods less than one year.


                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                OCTOBER 31,
                                                                    2003
                                                                ------------------
Net asset value, beginning of period                                  $10.16
----------------------------------------------------------------------------------
Income from investment operations:
  Net Investment income (loss)                                         (0.00)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.53
==================================================================================
    Total from investment operations                                    0.53
==================================================================================
Net asset value, end of period                                        $10.69
__________________________________________________________________________________
==================================================================================
Total return(a)                                                         5.22%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  100
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                 1.29%(b)
==================================================================================
Ratio of net investment income (loss) to average net assets            (0.01)%(b)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(c)                                                28%
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $49,231.
(c) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Blue Chip Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     BCH-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                    AIM CAPITAL DEVELOPMENT FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Capital Development seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio managers may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1997...................................................................   23.69%
1998...................................................................    4.53%
1999...................................................................   27.78%
2000...................................................................    9.82%
2001...................................................................   -8.65%
2002...................................................................  -21.71%
2003...................................................................   35.26%


    During the periods shown in the bar chart, the highest quarterly return was 30.92% (quarter ended December 31, 1999) and the lowest quarterly return was -21.26% (quarter ended September 30, 2002).

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------
(for the periods
ended December 31,                            SINCE         INCEPTION
2003)                  1 YEAR     5 YEARS    INCEPTION        DATE
---------------------------------------------------------------------
Class A                                                     06/17/96
  Return Before Taxes   27.78%      5.11%        9.08%
  Return After Taxes
    on Distributions    27.31       4.14         8.41
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares              18.65       3.94         7.67
Class B                                                     10/01/96
  Return Before Taxes   29.44       5.26         7.78
Class C                                                     08/04/97
  Return Before Taxes   33.36       5.57         5.82
Class R(1)                                                  06/17/96(1)
  Return Before Taxes   34.90       6.12         9.72
---------------------------------------------------------------------
S&P 500 Index(2)        28.67      (0.57)        8.64(6)    06/30/96(6)
Russell
  2500--Trademark--
  Index(3)              45.51       9.40        10.48(6)    06/30/96(6)
Russell Midcap
  Index(4)              40.06       7.23        11.08(6)    06/30/96(6)
Lipper Mid Cap Core
  Fund Index(5)         36.58       7.89        10.01(6)    06/30/96(6)
---------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and since inception are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell Midcap--Trademark-- Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Registered Trademark-- Index and represents approximately 16% of the total market capitalization of the Russell 3000--Registered Trademark-- Index.
(4) The Russell Midcap--Trademark-- Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. These stocks represent approximately 25% of the total market capitalization of the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(5) The Lipper Mid Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(6) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
----------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A      CLASS B    CLASS C    CLASS R
----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     5.50%        None       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is
less)                                   None(1,2)    5.00%      1.00%      None(3)
----------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.67%     0.67%     0.67%     0.67%

Distribution and/or Service (12b-1) Fees    0.35      1.00      1.00      0.50

Other Expenses                              0.51      0.51      0.51      0.51

Total Annual Fund Operating Expenses        1.53      2.18      2.18      1.68
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $697    $1,007    $1,338     $2,273
Class B                                      721       982     1,370      2,349
Class C                                      321       682     1,170      2,513
Class R                                      171       530       913      1,987
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $697    $1,007    $1,338     $2,273
Class B                                      221       682     1,170      2,349
Class C                                      221       682     1,170      2,513
Class R                                      171       530       913      1,987
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.67% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

    They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Capital Development Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003              2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.80          $  14.69     $  21.79    $  15.24    $  12.89
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)         (0.04)(a)    (0.04)      (0.13)      (0.10)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.94             (1.85)       (4.27)       6.68        2.45
=============================================================================================================================
    Total from investment operations                              3.86             (1.89)       (4.31)       6.55        2.35
=============================================================================================================================
Less distributions from net realized gains                          --                --        (2.79)         --          --
=============================================================================================================================
Net asset value, end of period                                $  16.66          $  12.80     $  14.69    $  21.79    $  15.24
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  30.16%           (12.87)%     (21.76)%     42.98%      18.23%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $545,691          $456,268     $576,660    $759,838    $579,514
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           1.53%(c)          1.38%        1.33%       1.28%       1.38%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.56)%(c)        (0.29)%      (0.21)%     (0.60)%     (0.70)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            101%              120%         130%        101%        117%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $480,465,624.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003              2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.21          $  14.10     $  21.16    $  14.90    $  12.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)(a)         (0.14)(a)    (0.15)      (0.26)      (0.20)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.74             (1.75)       (4.12)       6.52        2.40
=============================================================================================================================
    Total from investment operations                              3.58             (1.89)       (4.27)       6.26        2.20
=============================================================================================================================
Less distributions from net realized gains                          --                --        (2.79)         --          --
=============================================================================================================================
Net asset value, end of period                                $  15.79          $  12.21     $  14.10    $  21.16    $  14.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  29.32%           (13.40)%     (22.29)%     42.01%      17.32%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $392,382          $346,456     $454,018    $617,576    $451,508
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           2.18%(c)          2.03%        1.99%       1.99%       2.12%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)        (0.94)%      (0.87)%     (1.30)%     (1.44)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            101%              120%         130%        101%        117%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $352,500,019.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2003             2002            2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.20          $ 14.10         $ 21.15    $ 14.89    $ 12.69
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)        (0.14)(a)       (0.14)     (0.25)     (0.20)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.74            (1.76)          (4.12)      6.51       2.40
============================================================================================================================
    Total from investment operations                             3.58            (1.90)          (4.26)      6.26       2.20
============================================================================================================================
Less distributions from net realized gains                         --               --           (2.79)        --         --
============================================================================================================================
Net asset value, end of period                                $ 15.78          $ 12.20         $ 14.10    $ 21.15    $ 14.89
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 29.34%          (13.48)%        (22.24)%    42.04%     17.34%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $68,356          $56,298         $66,127    $82,982    $53,832
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.18%(c)         2.03%           1.99%      1.99%      2.12%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.21)%(c)       (0.94)%         (0.87)%    (1.30)%    (1.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           101%             120%            130%       101%       117%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $58,801,044.

                          ----------------------------
                          AIM CAPITAL DEVELOPMENT FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.79             $ 16.62
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)           (0.03)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.93               (3.80)
=============================================================================================
    Total from investment operations                              3.83               (3.83)
=============================================================================================
Net asset value, end of period                                  $16.62             $ 12.79
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  29.95%             (23.05)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,154             $    10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.68%(c)            1.54%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.71)%(c)          (0.44)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         101%                120%
_____________________________________________________________________________________________
=============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $603,132.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Capital Development Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     CDV-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                                AIM CHARTER FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Charter Fund seeks to provide growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities.

    For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -4.26%
1995...................................................................   35.68%
1996...................................................................   19.58%
1997...................................................................   24.73%
1998...................................................................   26.83%
1999...................................................................   33.87%
2000...................................................................  -14.69%
2001...................................................................  -23.09%
2002...................................................................  -16.14%
2003...................................................................   23.99%


    During the periods shown in the bar chart, the highest quarterly return was 26.08% (quarter ended December 31, 1998) and the lowest quarterly return was -21.72% (quarter ended September 30, 2001).

                                ----------------
                                AIM CHARTER FUND
                                ----------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods
ended December 31,                                       SINCE         INCEPTION
2003)                  1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
--------------------------------------------------------------------------------
Class A                                                                11/26/68
  Return Before Taxes   17.16%     (2.91)%     7.80%          --
  Return After Taxes
     on Distributions   17.07      (3.55)      6.09           --
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares             11.15      (2.61)      5.90           --
Class B                                                                06/26/95
  Return Before Taxes   18.09      (2.85)        --         7.27%
Class C                                                                08/04/97
  Return Before Taxes   22.14      (2.52)        --         1.40
Class R(2)                                                             11/26/68(2)
  Return Before Taxes   23.73      (2.01)      8.19
--------------------------------------------------------------------------------
S&P 500 Index(3)        28.67      (0.57)     11.06           --
Russell 1000 Index(4)   29.89      (0.13)     11.00           --
Lipper Large Cap Core
  Fund Index(5)         24.80      (1.08)      9.27           --
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000(R) Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Large Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Russell 1000(R) Index measures the performance of the 1,000 largest companies domiciled in the United States.
(5) The Lipper Large Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                       CLASS A      CLASS B   CLASS C   CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)     5.50%        None      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is
less)                                   None(1,2)    5.00%     1.00%     None(3)
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses                              0.37      0.37      0.37      0.37

Total Annual Fund
Operating Expenses                          1.30      2.00      2.00      1.50
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $675     $939     $1,224     $2,032
Class B                                      703      927      1,278      2,147
Class C                                      303      627      1,078      2,327
Class R                                      153      474        818      1,791
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $675     $939     $1,224     $2,032
Class B                                      203      627      1,078      2,147
Class C                                      203      627      1,078      2,327
Class R                                      153      474        818      1,791
--------------------------------------------------------------------------------

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.63% of average daily net assets.

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.

    He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Charter Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.

Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     9.57       $    10.46       $    18.07    $    17.16       $    13.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.04(a)          0.01(b)         (0.03)        (0.04)(a)         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         1.51            (0.90)           (6.70)         2.30             4.39
=================================================================================================================================
    Total from investment operations                        1.55            (0.89)           (6.73)         2.26             4.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --               --               --            --            (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --            (0.88)        (1.35)           (0.54)
=================================================================================================================================
    Total distributions                                       --               --            (0.88)        (1.35)           (0.57)
=================================================================================================================================
Net asset value, end of period                        $    11.12       $     9.57       $    10.46    $    18.07       $    17.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            16.20%           (8.51)%         (38.75)%       13.60%           34.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $2,008,702       $2,096,866       $3,159,304    $5,801,869       $4,948,666
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.30%(d)         1.22%            1.16%         1.06%            1.05%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.30%(d)         1.22%            1.17%         1.08%            1.07%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    0.39%(d)         0.09%(b)        (0.24)%       (0.20)%           0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       28%             103%              78%           80%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $1,989,929,149.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     9.24       $    10.18       $    17.72    $    16.97       $    13.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.03)(a)        (0.08)(b)        (0.13)        (0.17)(a)        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         1.46            (0.86)           (6.53)         2.27             4.37
=================================================================================================================================
    Total from investment operations                        1.43            (0.94)           (6.66)         2.10             4.27
=================================================================================================================================
Less distributions from net realized gains                    --               --            (0.88)        (1.35)           (0.54)
=================================================================================================================================
Net asset value, end of period                        $    10.67       $     9.24       $    10.18    $    17.72       $    16.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            15.48%           (9.23)%         (39.14)%       12.76%           33.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,149,943       $1,204,617       $1,719,470    $3,088,611       $2,206,752
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          2.00%(d)         1.92%            1.86%         1.80%            1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       2.00%(d)         1.92%            1.87%         1.82%            1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.31)%(d)       (0.61)%(b)       (0.94)%       (0.94)%          (0.64)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       28%             103%              78%           80%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $1,150,310,322.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.27       $  10.21       $  17.77    $  17.01       $  13.27
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)      (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.46          (0.86)         (6.55)       2.28           4.37
===============================================================================================================================
    Total from investment operations                              1.43          (0.94)         (6.68)       2.11           4.28
===============================================================================================================================
Less distributions from net realized gains                          --             --          (0.88)      (1.35)         (0.54)
===============================================================================================================================
Net asset value, end of period                                $  10.70       $   9.27       $  10.21    $  17.77       $  17.01
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                  15.43%         (9.21)%       (39.14)%     12.78%         33.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $163,859       $170,444       $248,533    $412,872       $138,467
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)       1.92%          1.86%       1.80%          1.80%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(d)       1.92%          1.87%       1.82%          1.82%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.31)%(d)     (0.61)%(b)     (0.94)%     (0.94)%        (0.64)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             28%           103%            78%         80%           107%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d) Ratios are based on average daily net assets of $162,156,695.

                                ----------------
                                AIM CHARTER FUND
                                ----------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.56             $ 10.94
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02(a)             0.00(b)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.50               (1.38)
=============================================================================================
    Total from investment operations                              1.52               (1.38)
=============================================================================================
Net asset value, end of period                                  $11.08             $  9.56
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                  15.90%             (12.61)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,714             $    16
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.50%(d)            1.42%(e)
=============================================================================================
Ratio of net investment income (loss) to average net assets       0.19%(d)           (0.11)%(b)(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          28%                103%
_____________________________________________________________________________________________
=============================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d) Ratios are based on average daily net assets of $756,569.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Charter Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     CHT-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                          AIM CONSTELLATION FUND

                                                                     PROSPECTUS
                                                              February 27, 2004

AIM Constellation Fund seeks to provide growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1

------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization. The fund may also invest up to 20% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    1.30%
1995...................................................................   35.45%
1996...................................................................   16.27%
1997...................................................................   12.92%
1998...................................................................   18.89%
1999...................................................................   44.38%
2000...................................................................  -10.37%
2001...................................................................  -23.61%
2002...................................................................  -24.75%
2003...................................................................   29.34%


    During the periods shown in the bar chart, the highest quarterly return was 36.59% (quarter ended December 31, 1999) and the lowest quarterly return was -23.34% (quarter ended September 30, 2001).

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                       SINCE        INCEPTION
December 31, 2003)            1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)    DATE
-------------------------------------------------------------------------------------
Class A                                                                     4/30/76
  Return Before Taxes         22.22%    (1.89)%    6.89%         --
  Return After Taxes on
     Distributions            22.22     (3.01)     5.73          --
  Return After Taxes on
     Distributions and Sale
     of Fund Shares           14.44     (1.63)     5.76          --
Class B                                                                    11/03/97
  Return Before Taxes         23.42     (1.79)       --        0.56%
Class C                                                                    08/04/97
  Return Before Taxes         27.44     (1.51)       --        0.38
Class R(2)                                                                 04/30/76(2)
  Return Before Taxes         29.02     (0.90)     7.32          --
-------------------------------------------------------------------------------------
S&P 500 Index(3)              28.67     (0.57)    11.06          --
Russell 1000--Registered
  Trademark-- Growth
  Index(4)                    29.75     (5.11)     9.21          --
Lipper Multi Cap Growth Fund
  Index(5)                    35.38     (1.76)     7.96          --
-------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Multi Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast. The Russell 1000--Registered Trademark-- Index measures the performance of the largest 1,000 companies domiciled in the United States.
(5) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)         5.50%     None      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or redemption
proceeds, whichever is less)               None(1,2)  5.00%     1.00%    None(3)
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.63%     0.63%     0.63%     0.63%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses                              0.37      0.37      0.37      0.37

Total Annual Fund Operating Expenses(5)     1.30      2.00      2.00      1.50
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) The investment advisor has voluntarily agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 1.29%, 1.99%, 1.99% and 1.49% for Class A, Class B, Class C and Class R, respectively. This agreement may be modified or discontinued at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $675     $939     $1,224     $2,032
Class B                                      703      927      1,278      2,147
Class C                                      303      627      1,078      2,327
Class R                                      153      474        818      1,791
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $675     $939     $1,224     $2,032
Class B                                      203      627      1,078      2,147
Class C                                      203      627      1,078      2,327
Class R                                      153      474        818      1,791
--------------------------------------------------------------------------------

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.62% of average daily net assets.

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

- Christian A. Costanzo, Senior Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Constellation Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                    YEAR ENDED OCTOBER 31,
                                          --------------------------------------------------------------------------
                                             2003             2002             2001          2000           1999
                                          ----------       ----------       ----------    -----------    -----------
Net asset value, beginning of period      $    17.20       $    19.72       $    43.50    $     34.65    $     26.37
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.12)(a)        (0.15)(a)        (0.12)         (0.26)         (0.17)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    3.53            (2.37)          (16.24)         12.39           9.18
====================================================================================================================
    Total from investment operations            3.41            (2.52)          (16.36)         12.13           9.01
====================================================================================================================
Less distributions from net realized
  gains                                           --               --            (7.42)         (3.28)         (0.73)
====================================================================================================================
Net asset value, end of period            $    20.61       $    17.20       $    19.72    $     43.50    $     34.65
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                19.83%          (12.78)%         (43.10)%        36.56%         34.81%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $6,825,023       $6,780,055       $9,703,277    $19,268,977    $14,292,905
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              1.29%(c)         1.26%            1.14%          1.08%          1.10%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           1.30%(c)         1.27%            1.17%          1.11%          1.12%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.67)%(c)       (0.74)%          (0.46)%        (0.61)%        (0.50)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           47%              57%              75%            88%            62%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $6,438,548,158.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------------
                                                       2003            2002            2001             2000              1999
                                                     ---------       ---------       ---------       ------------       ---------
Net asset value, beginning of period                 $  16.36        $  18.89        $  42.28         $    34.00        $  26.11
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.23)(a)       (0.27)(a)       (0.28)             (0.58)(a)       (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      3.33           (2.26)         (15.69)             12.14            9.04
=================================================================================================================================
    Total from investment operations                     3.10           (2.53)         (15.97)             11.56            8.62
=================================================================================================================================
Less distributions from net realized gains                 --              --           (7.42)             (3.28)          (0.73)
=================================================================================================================================
Net asset value, end of period                       $  19.46        $  16.36        $  18.89         $    42.28        $  34.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         18.95%         (13.39)%        (43.49)%            35.51%          33.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $688,587        $625,294        $818,343         $1,315,524        $589,718
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                       1.99%(c)        1.96%           1.86%              1.85%           1.98%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                    2.00%(c)        1.97%           1.89%              1.88%           2.00%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (1.37)%(c)      (1.44)%         (1.17)%            (1.38)%         (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    47%             57%             75%                88%             62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $622,780,089.


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
                                                              --------       --------       --------    --------       --------
Net asset value, beginning of period                          $  16.36       $  18.88       $  42.27    $  33.99       $  26.10
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)      (0.27)(a)      (0.29)      (0.59)(a)      (0.42)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.33          (2.25)        (15.68)      12.15           9.04
===============================================================================================================================
    Total from investment operations                              3.10          (2.52)        (15.97)      11.56           8.62
===============================================================================================================================
Less distributions from net realized gains                          --             --          (7.42)      (3.28)         (0.73)
===============================================================================================================================
Net asset value, end of period                                $  19.46       $  16.36       $  18.88    $  42.27       $  33.99
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  18.95%        (13.35)%       (43.51)%     35.52%         33.65%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $193,585       $184,393       $258,786    $434,544       $161,490
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.99%(c)       1.96%          1.86%       1.85%          1.98%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(c)       1.97%          1.89%       1.88%          2.00%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.44)%        (1.17)%     (1.38)%        (1.38)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             47%            57%            75%         88%            62%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $179,208,048.

                             ----------------------
                             AIM CONSTELLATION FUND
                             ----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                           CLASS R
                                                              ----------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED         COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003               2002
                                                              ---------------    ---------------
Net asset value, beginning of period                              $17.26             $ 19.82
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.16)(a)           (0.07)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     3.53               (2.49)
================================================================================================
    Total from investment operations                                3.37               (2.56)
================================================================================================
Net asset value, end of period                                    $20.63             $ 17.26
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                    19.52%             (12.92)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $2,857             $   226
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.49%(c)            1.53%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.50%(c)            1.54%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets        (0.87)%(c)          (1.01)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                            47%                 57%
________________________________________________________________________________________________
================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $1,247,495.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Constellation Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     CST-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                        AIM CORE STRATEGIES FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Core Strategies Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Investments in the fund:
- are not FDIC insured;
- may lose value; and
- are not guaranteed by a bank.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Manager(s)                                 5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, in large-capitalization company securities that are included in either the Standard & Poor's 500 Index (S&P 500 Index) or the Russell 1000--Registered Trademark-- Index at the time of purchase. The S&P 500 Index is an index of common stocks frequently used as a general measure of U.S. stock market performance. The Russell 1000--Registered Trademark-- Index represents the performance of stocks of large-capitalization companies. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. Generally, the fund's aggregate sector weightings and risk profile are closely aligned to that of the S&P 500 Index. Under normal conditions, the top 10 holdings may comprise up to 35% of the portfolio's net assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth and that contribute to the fund's overall risk profile. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -21.92%
2003...................................................................   23.90%


    During the periods shown in the bar chart, the highest quarterly return was 12.58% (quarter ended June 30, 2003) and the lowest quarterly return was -15.02% (quarter ended September 30, 2002).

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2003)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                     17.04%            (4.37)%
  Return After Taxes on Distributions     16.98             (4.72)
  Return After Taxes on Distributions
     and Sale of Fund Shares              11.07             (3.93)
Class B                                                                 12/31/01
  Return Before Taxes                     18.90             (3.59)
Class C                                                                 12/31/01
  Return Before Taxes                     22.90             (1.64)
--------------------------------------------------------------------------------
S&P 500 Index(1)                          28.67              0.12(3)    12/31/01(3)
Lipper Large Cap Core Fund Index(2)       24.80             (0.85)(3)   12/31/01(3)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Lipper Large Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(3) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)               5.50%       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)        None(1,2)   5.00%       1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees                                      0.75%      0.75%      0.75%

Distribution and/or Service (12b-1) Fees(4)          0.35       1.00       1.00

Other Expenses                                      10.84      10.84      10.84

Total Annual Fund Operating Expenses(5)             11.94      12.59      12.59
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The Distributor has agreed voluntarily to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C shares, respectively. This agreement may be modified or discontinued at any time.
(5) The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to 1.75% (e.g. if AIM waives 9.81% of Class A expenses, AIM will also waive 9.81% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements, are 1.78%, 1.78% and 1.78%, respectively. This agreement may be modified or discontinued at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $1,639   $3,596    $5,291     $8,599
Class B                                     1,711    3,665     5,404      8,655
Class C                                     1,311    3,365     5,204      8,711
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $1,639   $3,596    $5,291     $8,599
Class B                                     1,211    3,365     5,204      8,655
Class C                                     1,211    3,365     5,204      8,711
--------------------------------------------------------------------------------

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of the first $1 billion of average daily net assets, 0.70% of the next $1 billion of average daily net assets and 0.625% of average daily net assets over $2 billion.

    During the fiscal year ended October 31, 2003, the advisor received no compensation due to a voluntary expense limitation arrangement between the advisor and the fund.

PORTFOLIO MANAGER(S)

The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

- Duy Nguyen, Senior Quantitative Analyst, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he served as vice president and director of quantitative services of FactSet Research Systems, Inc. Mr. Nguyen holds a Chartered Financial Analyst designation.

    He is assisted by the Quantitative Research Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Core Strategies Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                            CLASS A
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
                                                              -----------       -----------------
Net asset value, beginning of period                            $ 7.99               $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                (0.03)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                 (1.98)
=================================================================================================
    Total from investment operations                              1.25                 (2.01)
=================================================================================================
Less dividends from net investment income                        (0.14)                   --
=================================================================================================
Net asset value, end of period                                  $ 9.10               $  7.99
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                  15.95%               (20.10)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  371               $   320
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)              1.82%(c)
-------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 11.94%(b)             13.71%(c)
=================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)            (0.45)%(c)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(d)                                          81%                   42%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $331,666.
(c) Annualized.
(d) Not annualized for periods less than one year.

                            ------------------------
                            AIM CORE STRATEGIES FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            CLASS B
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
                                                              -----------       -----------------
Net asset value, beginning of period                            $ 7.99               $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                (0.03)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                 (1.98)
=================================================================================================
    Total from investment operations                              1.25                 (2.01)
=================================================================================================
Less dividends from net investment income                        (0.14)                   --
=================================================================================================
Net asset value, end of period                                  $ 9.10               $  7.99
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                  15.95%               (20.10)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278               $   240
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)              1.82%(c)
-------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 12.59%(b)             14.36%(c)
=================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)            (0.45)%(c)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(d)                                          81%                   42%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $248,752.
(c) Annualized.
(d) Not annualized for periods less than one year.

                                                                            CLASS C
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                 DATE OPERATIONS
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
                                                              -----------       -----------------
Net asset value, beginning of period                            $ 7.99               $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                (0.03)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                 (1.98)
=================================================================================================
    Total from investment operations                              1.25                 (2.01)
=================================================================================================
Less dividends from net investment income                        (0.14)                   --
=================================================================================================
Net asset value, end of period                                  $ 9.10               $  7.99
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                                                  15.95%               (20.10)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278               $   240
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)              1.82%(c)
-------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 12.59%(b)             14.36%(c)
=================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)            (0.45)%(c)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(d)                                          81%                   42%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $248,752.
(c) Annualized.
(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Core Strategies Fund
   SEC 1940 Act file number: 811-1424

----------------------------------------

AIMinvestments.com     CSTR-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                AIM DENT DEMOGRAPHIC TRENDS FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Dent Demographic Trends Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -17.22%
2001...................................................................  -32.06%
2002...................................................................  -32.68%
2003...................................................................   36.58%


    During the periods shown in the bar chart, the highest quarterly return was 23.26% (quarter ended December 31, 2001) and the lowest quarterly return was -31.35% (quarter ended March 31, 2001).

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended December 31,                     SINCE       INCEPTION
2003)                                      1 YEAR      INCEPTION       DATE
--------------------------------------------------------------------------------
Class A                                                               06/07/99
  Return Before Taxes                        29.08%       (5.96)%
  Return After Taxes on Distributions        29.08        (5.96)
  Return After Taxes on Distributions
     and Sale of Fund Shares                 18.90        (4.98)
Class B                                                               06/07/99
  Return Before Taxes                        30.73        (5.85)
Class C                                                               06/07/99
  Return Before Taxes                        34.73        (5.43)
--------------------------------------------------------------------------------
S&P 500 Index(1)                             28.67        (1.97)(5)   05/31/99(5)
Russell 3000(TM) Index(2)                    31.06        (0.87)(5)   05/31/99(5)
Russell 3000--Registered Trademark--
  Growth Index(3)                            30.97        (5.82)(5)   05/31/99(5)
Lipper Multi Cap Growth Fund Index(4)        35.38        (3.32)(5)   05/31/99(5)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The S&P 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 3000(TM) Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 3000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Multi Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell 3000(TM) Index measures the performance of the 3,000 largest U.S. companies and is regarded as the standard for measuring the U.S. stock market performance.
(3) The Russell 3000--Registered Trademark-- Growth Index measures the performance of those Russell 3000(TM) Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are members of either the Russell 1000--Registered Trademark-- Growth Index or Russell 2000--Registered Trademark-- Growth indices.
(4) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.
(5) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                               CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)             5.50%        None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)       None(1,2)  5.00%        1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                             CLASS A     CLASS B     CLASS C
--------------------------------------------------------------------------------
Management Fees                                 0.85%       0.85%        0.85%

Distribution and/or Service (12b-1) Fees        0.35        1.00         1.00

Other Expenses                                  0.82        0.82         0.82

Total Annual Fund Operating Expenses(4)         2.02        2.67         2.67
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.01% of Class A expenses, AIM will also waive 0.01% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, restated for this agreement, are 2.00%, 2.65% and 2.65%, respectively. This agreement may be modified or discontinued at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                                  $744     $1,149     $1,578     $2,769
Class B                                   770      1,129      1,615      2,846
Class C                                   370        829      1,415      3,003
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                        1 YEAR   3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A                                  $744     $1,149     $1,578     $2,769
Class B                                   270        829      1,415      2,846
Class C                                   270        829      1,415      3,003
--------------------------------------------------------------------------------

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including the fund's investment decisions, the execution of securities transactions, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund. H.S. Dent Advisors, Inc. (the subadvisor) serves as the fund's subadvisor, and is located at 6515 Gwin Road, Oakland, California 94611. The subadvisor is responsible for providing the advisor with macroeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives. The subadvisor has acted as an investment advisor since 1999.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.85% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Dent Demographic Trends Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                                                   JUNE 7, 1999
                                                                                                                 (DATE OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                                             ------------------------------------------------      OCTOBER 31,
                                                               2003            2002        2001        2000            1999
                                                             --------        --------    --------    --------    ----------------
Net asset value, beginning of period                         $   6.00        $   7.62    $  15.40    $  12.14        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.09)          (0.12)      (0.12)      (0.11)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.87           (1.50)      (7.66)       3.37            2.17
=================================================================================================================================
    Total from investment operations                             1.78           (1.62)      (7.78)       3.26            2.14
=================================================================================================================================
Net asset value, end of period                               $   7.78        $   6.00    $   7.62    $  15.40        $  12.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 29.67%         (21.26)%    (50.52)%     26.85%          21.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $212,863        $190,253    $312,377    $666,929        $163,872
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.01%(b)(c)     1.87%       1.64%       1.50%           1.60%(b)(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.29)%(c)      (1.31)%     (1.04)%     (0.93)%         (1.00)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        152%            189%        143%         90%             29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to the fee waivers for 2003 and 1999 was 2.02% and 1.65% (annualized), respectively.
(c) Ratios are based on average daily net assets of $188,668,082.
(d) Annualized.
(e) Not annualized for periods less than one year.

                        --------------------------------
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                                                                                   JUNE 7, 1999
                                                                                                                 (DATE OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                                             ------------------------------------------------      OCTOBER 31,
                                                               2003            2002        2001        2000            1999
                                                             --------        --------    --------    --------    ----------------
Net asset value, beginning of period                         $   5.87        $   7.50    $  15.26    $  12.11        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.13)          (0.17)      (0.18)      (0.18)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.82           (1.46)      (7.58)       3.33            2.15
=================================================================================================================================
    Total from investment operations                             1.69           (1.63)      (7.76)       3.15            2.11
=================================================================================================================================
Net asset value, end of period                               $   7.56        $   5.87    $   7.50    $  15.26        $  12.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
    Total return(a)                                             28.79%         (21.73)%    (50.85)%     26.01%          21.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $251,650        $223,666    $367,494    $748,480        $177,430
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.66%(b)(c)     2.53%       2.32%       2.17%           2.24%(b)(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.94)%(c)      (1.97)%     (1.72)%     (1.60)%         (1.64)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        152%            189%        143%         90%             29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to the fee waivers for 2003 and 1999 was 2.67% and 2.29% (annualized), respectively.
(c) Ratios are based on average daily net assets of $224,179,024.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                   JUNE 7, 1999
                                                                                                                 (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                           ------------------------------------------------        OCTOBER 31,
                                                            2003           2002        2001          2000              1999
                                                           -------        -------    --------      --------      ----------------
Net asset value, beginning of period                       $  5.87        $  7.50    $  15.26      $  12.11          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.13)         (0.17)      (0.19)        (0.17)           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.82          (1.46)      (7.57)         3.32             2.15
=================================================================================================================================
    Total from investment operations                          1.69          (1.63)      (7.76)         3.15             2.11
=================================================================================================================================
Net asset value, end of period                             $  7.56        $  5.87    $   7.50      $  15.26          $ 12.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              28.79%        (21.73)%    (50.85)%       26.01%           21.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $96,120        $87,938    $149,925      $309,821          $51,605
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.66%(b)(c)    2.53%       2.32%         2.17%            2.24%(b)(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (1.94)%(c)     (1.97)%     (1.72)%       (1.60)%          (1.64)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     152%           189%        143%           90%              29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) After fee waivers and reimbursements. Ratio of expenses to average net assets prior to the fee waivers for 2003 and 1999 was 2.67% and 2.29% (annualized), respectively.
(c) Ratios are based on average daily net assets of $87,037,243.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Dent Demographic Trends Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     DDT-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                   AIM DIVERSIFIED DIVIDEND FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Diversified Dividend Fund seeks to provide growth of capital and, secondarily, current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------

Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------

The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------

Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet these objectives by investing, normally, at least 80% of its assets in dividend-paying equity securities. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts.

    The fund may invest up to 20% of assets in master limited partnerships or in investment-grade debt securities of U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting investments, the portfolio managers seek stocks that have paid consistent or increasing dividends. The portfolio managers focus on the financial health and profit sustainability of the company issuing the stock, and select stocks that offer the most total return potential from price appreciation and dividend return. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objectives.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund and that the income you receive from your investment may vary. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              -------
2002...................................................................  -12.90%
2003...................................................................   26.90%


    During the periods shown in the bar chart, the highest quarterly return was 14.18% (quarter ended June 30, 2003) and the lowest quarterly return was -14.15% (quarter ended September 30, 2002).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2003)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 12/31/01
  Return Before Taxes                     19.87%             2.21%
  Return After Taxes on Distributions     19.56              2.07
  Return After Taxes on Distributions
    and Sale of Fund Shares               12.90              1.80
Class B                                                                 12/31/01
  Return Before Taxes                     20.98              2.52
Class C                                                                 12/31/01
  Return Before Taxes                     25.01              4.40
--------------------------------------------------------------------------------
S&P 500 Index(1)                          28.67              0.12(4)    12/31/01(4)
Russell 1000--Registered Trademark--
  Index(2)                                29.89              0.88(4)    12/31/01(4)
Lipper LargeCap Core Fund Index(3)        24.80             (0.85)(4)   12/31/01(4)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B and C shares will vary.

(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper LargeCap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(3) The Lipper Large Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of the purchase and have an average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(4) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                 CLASS A       CLASS B   CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)                                      5.50%      None      None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or
redemption proceeds, whichever is less)              None(1,2)  5.00%     1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                    CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%     0.75%

Distribution and/or Service (12b-1) Fees              0.35      1.00      1.00

Other Expenses                                        1.02      1.02      1.02

Total Annual Fund Operating Expenses                  2.12      2.77      2.77

Fee Waivers(4)                                         .61       .61       .61

Net Expenses(5)                                       1.51      2.16      2.16
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund mergers and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.50% (e.g. if AIM waives 0.61% of Class A expenses, AIM will also waive 0.61% of Class B and Class C expenses). The expense limitation agreement is in effect through October 31, 2004.
(5) Effective October 1, 2003, the investment advisor has further agreed to voluntarily waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A shares to 1.00% (e.g., if AIM waives 1.12% of Class A expenses, AIM will also waive 1.12% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B, and Class C Shares, restated for this agreement, are 1.00%, 1.65% and 1.65%, respectively. This agreement may be modified or terminated at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $695    $1,122    $1,574     $2,821
Class B                                      719     1,102     1,610      2,899
Class C                                      319       802     1,410      3,055
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $695    $1,122    $1,574     $2,821
Class B                                      219       802     1,410      2,899
Class C                                      219       802     1,410      3,055
--------------------------------------------------------------------------------

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.14% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is

- Meggan M. Walsh (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1991.

    She is assisted by the Diversified Dividend Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, quarterly.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2003 and the fiscal period ended 2002 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                            CLASS A
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003                2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.70              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.06(a)             (0.03)(a)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.54                (1.27)
=================================================================================================
    Total from investment operations                               1.60                (1.30)
=================================================================================================
Less dividends from net investment income                         (0.04)                  --
=================================================================================================
Net asset value, end of period                                  $ 10.26              $  8.70
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   18.39%              (13.00)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $22,375              $ 7,834
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.51%(c)             1.75%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.12%(c)             4.26%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets        0.65%(c)            (0.34)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           72%                  42%
_________________________________________________________________________________________________
=================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $12,954,421.
(d)Annualized.
(e)Not annualized for periods less than one year.

                         -----------------------------
                         AIM DIVERSIFIED DIVIDEND FUND
                         -----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                            CLASS B
                                                                --------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2003              2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.65           $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       0.00(a)          (0.08)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      1.53             (1.27)
================================================================================================
    Total from investment operations                                 1.53             (1.35)
================================================================================================
Less dividends from net investment income                           (0.01)               --
================================================================================================
Net asset value, end of period                                    $ 10.17           $  8.65
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                     17.67%           (13.50)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $21,582           $ 7,100
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.16%(c)          2.40%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.77%(c)          4.91%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets          0.00%(c)         (0.99)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                             72%               42%
________________________________________________________________________________________________
================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $12,871,589.
(d)Annualized.
(e)Not annualized for periods less than one year.

                                                                            CLASS C
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.65               $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00(a)              (0.08)(a)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.52                 (1.27)
=================================================================================================
    Total from investment operations                              1.52                 (1.35)
=================================================================================================
Less dividends from net investment income                        (0.01)                   --
=================================================================================================
Net asset value, end of period                                  $10.16               $  8.65
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  17.55%               (13.50)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,848               $ 1,116
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.16%(c)              2.40%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.77%(c)              4.91%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets       0.00%(c)             (0.99)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          72%                   42%
_________________________________________________________________________________________________
=================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $2,943,032.
(d)Annualized.
(e)Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Diversified Dividend Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     DDI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                        AIM EMERGING GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Emerging Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing in securities of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants. While the fund will invest without regard to market capitalization, the fund expects to invest a significant portion of its assets in securities of small- and medium-sized companies. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desired price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Because a large percentage of the fund's assets may be invested in a limited number of securities, and because the fund is non-diversified, the fund will invest in fewer securities than if it were a diversified fund. Thus, a change in the value of these securities could significantly affect the value of your investment in the fund.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2001...................................................................  -20.29%
2002...................................................................  -33.90%
2003...................................................................   51.74%


    During the period shown in the bar chart, the highest quarterly return was 38.43% (quarter ended December 31, 2001) and the lowest quarterly return was -37.12% (quarter ended September 30, 2001).

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-----------------------------------------------------------------------------------
(for the periods ended December 31,                        SINCE      INCEPTION
2003)                                    1 YEAR           INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                                 03/31/00
  Return Before Taxes                      43.42%          (10.87)%
  Return After Taxes on Distributions      43.42           (11.32)
  Return After Taxes on Distributions
     and Sale of Fund Shares               28.22            (9.23)
Class B                                                                 03/31/00
  Return Before Taxes                      46.06           (10.76)
Class C                                                                 03/31/00
  Return Before Taxes                      50.06           (10.07)
--------------------------------------------------------------------------------
S&P 500 Index(1)                           28.67            (6.25)(5)   03/31/00(5)
Russell 2500--Trademark-- Index(2)         45.51             3.72(5)    03/31/00(5)
Russell Midcap--Trademark-- Growth
  Index(3)                                 42.71           (12.63)(5)   03/31/00(5)
Lipper Multi Cap Growth Fund Index(4)      35.38           (14.87)(5)   03/31/00(5)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2500--Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell Midcap--Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Multi Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Russell 2500--Trademark-- Index measures the performance of the 2,500 smallest companies in the Russell 3000--Trademark-- Index and represents approximately 16% of the total market capitalization of the Russell 3000--Trademark-- Index. The Russell 3000--Trademark-- Index measures the performance of the 3,000 largest U.S. companies and is regarded as the standard for measuring the U.S. stock market performance.
(3) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Trademark-- Index with a higher than average growth forecast. The Russell Midcap--Trademark--Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(4) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.
(5) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                         CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)        5.50%          None           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds,
whichever is less)                         None(1,2)      5.00%          1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                        CLASS A        CLASS B        CLASS C
--------------------------------------------------------------------------------
Management Fees                            0.85%          0.85%           0.85%

Distribution and/or Service (12b-1)
Fees                                       0.35           1.00            1.00

Other Expenses                             0.87           0.87            0.87

Total Annual Fund Operating
Expenses(4)                                2.07           2.72            2.72
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, extraordinary items, including other items designated by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A to 2.00% (e.g., if AIM waives 0.07% of Class A expenses, AIM will also waive 0.07% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, restated for this agreement, are 2.00%, 2.65% and 2.65%, respectively. This agreement may be modified or discontinued at any time.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $748     $1,163    $1,602     $2,818
Class B                                     775      1,144     1,640      2,895
Class C                                     375        844     1,440      3,051
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                          1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                    $748     $1,163    $1,602     $2,818
Class B                                     275        844     1,440      2,895
Class C                                     275        844     1,440      3,051
--------------------------------------------------------------------------------

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.85% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Emerging Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                                        MARCH 31, 2000
                                                                                                        (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                               2003          2002          2001             2000
                                                              -------       -------       -------       ----------------
Net asset value, beginning of period                          $  4.12       $  5.46       $ 10.50           $  10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)(a)     (0.08)(a)     (0.10)             (0.04)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.06         (1.26)        (4.51)              0.54
========================================================================================================================
    Total from investment operations                             1.99         (1.34)        (4.61)              0.50
========================================================================================================================
Less distributions from net realized gains                         --            --         (0.43)                --
========================================================================================================================
Net asset value, end of period                                $  6.11       $  4.12       $  5.46           $  10.50
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 48.30%       (24.54)%      (45.37)%             5.00%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,428       $51,822       $81,114           $147,101
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)      1.89%         1.71%(d)           1.68%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.48)%(c)    (1.54)%       (1.32)%            (1.04)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                        414%          407%          242%               111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $64,912,379.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.83%.
(e) Annualized.
(f) Not annualized for periods less than one year.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS B
                                                              ----------------------------------------------------------
                                                                                                        MARCH 31, 2000
                                                                                                        (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                               2003          2002          2001            2000
                                                              -------       -------       -------       ----------------
Net asset value, beginning of period                          $  4.05       $  5.40       $ 10.47           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.02         (1.23)        (4.50)             0.54
========================================================================================================================
    Total from investment operations                             1.92         (1.35)        (4.64)             0.47
========================================================================================================================
Less distributions from net realized gains                         --            --         (0.43)               --
________________________________________________________________________________________________________________________
========================================================================================================================
Net asset value, end of period                                $  5.97       $  4.05       $  5.40           $ 10.47
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 47.41%       (25.00)%      (45.81)%            4.70%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,830       $36,060       $58,019           $94,740
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.72%(c)      2.55%         2.36%(d)          2.37%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.13)%(c)    (2.19)%       (1.98)%           (1.73)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                        414%          407%          242%              111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $41,609,853
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e) Annualized.
(f) Not annualized for periods less than one year.

                            ------------------------
                            AIM EMERGING GROWTH FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                        MARCH 31, 2000
                                                                                                        (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                               2003          2002          2001            2000
                                                              -------       -------       -------       ----------------
Net asset value, beginning of period                          $  4.05       $  5.40       $ 10.46           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.02         (1.23)        (4.49)             0.53
========================================================================================================================
    Total from investment operations                             1.92         (1.35)        (4.63)             0.46
========================================================================================================================
Less distributions from net realized gains                         --            --         (0.43)               --
========================================================================================================================
Net asset value, end of period                                $  5.97       $  4.05       $  5.40           $ 10.46
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 47.41%       (25.00)%      (45.76)%            4.60%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $19,992       $17,194       $26,483           $41,361
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.72%(c)      2.55%         2.36%(d)          2.37%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.13)%(c)    (2.19)%       (1.98)%           (1.73)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                        414%          407%          242%              111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $18,083,423
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e) Annualized.
(f) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
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- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
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Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
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DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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                                 THE AIM FUNDS
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SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
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                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
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                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
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(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
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                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
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SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
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First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
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You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

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                                 THE AIM FUNDS
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CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
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(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

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                                 THE AIM FUNDS
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       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
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Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
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The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
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                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
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Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
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                                 THE AIM FUNDS
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GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Emerging Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     EMG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                  AIM LARGE CAP BASIC VALUE FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Large Cap Basic Value Fund seeks to provide long-term growth of capital with a secondary objective of current income.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Under normal conditions, the top 10 holdings may comprise at least a third of the portfolio's net assets. The fund may also invest up to 25% of its total assets in foreign securities. The fund may also invest in debt instruments that are consistent with its investment objectives of long-term growth of capital and current income. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers purchase securities of companies that they believe have the potential for above-average growth in revenues and earnings and that they believe are undervalued in relation to long-term earning power or other factors. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents, or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Debt securities are particularly vulnerable to credit risk and interest rate fluctuations. When interest rates rise, bond prices fall; the longer a bond's duration, the more sensitive it is to this risk.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Also, since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................   21.74%
2001...................................................................    1.25%
2002...................................................................  -23.20%
2003...................................................................   32.02%


    During the periods shown in the bar chart, the highest quarterly return was 20.48% (quarter ended June 30, 2003) and the lowest quarterly return was -20.22% (quarter ended September 30, 2002).

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------
(for the periods ended                              SINCE           INCEPTION
December 31, 2003)                      1 YEAR    INCEPTION            DATE
---------------------------------------------------------------------------------------
Class A                                                                 06/30/99
  Return Before Taxes                    24.70%        4.36%
  Return After Taxes on Distributions    24.70         4.04
  Return After Taxes on Distributions
     and Sales of Fund Shares            16.05         3.52
Class B                                                                 08/01/00
  Return Before Taxes                    26.13         2.53
Class C                                                                 08/01/00
  Return Before Taxes                    30.13         3.35
Class R(2)                                                              06/30/99(2)
  Return Before Taxes                    31.73         5.50
Investor Class(3)                                                       06/30/99(3)
  Return Before Taxes                    32.02         5.68
---------------------------------------------------------------------------------------
S&P 500 Index(4)                         28.67        (3.17)(8)         06/30/99(8)
Russell 1000--Registered Trademark--
  Index(5)                               29.89        (2.54)(8)         06/30/99(8)
Russell 1000 Value Index(6)              30.03         1.21(8)          06/30/99(8)
Lipper Large Cap Value Fund Index(7)     28.00        (1.03)(8)         06/30/99(8)
---------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) The returns shown for the one year period are the historical returns of the funds Class R shares. The returns shown for the since inception period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The returns shown for these periods are the blended returns of the historical performance of the fund's Investor Class Shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor Class Shares) at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.
(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Large Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(6) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with lower price-to-book ratios and lower forecasted growth values.
(7) The Lipper Large Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below-average price-to-earnings ratio, price-to-book ratio and a three year sales-per-share growth value, compared to the S&P 500 Index.
(8) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------------
(fees paid directly from                                                     INVESTOR
your investment)              CLASS A      CLASS B    CLASS C    CLASS R     CLASS
--------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                          5.50%        None       None       None        None

Maximum Deferred Sales
Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)    None(1,2)    5.00%      1.00%      None(3)     None
--------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------------
(expenses that are deducted                                                   INVESTOR
from fund assets)               CLASS A      CLASS B    CLASS C    CLASS R    CLASS
--------------------------------------------------------------------------------------
Management Fees                   0.60%        0.60%      0.60%      0.60%      0.60%

Distribution and/or
Service (12b-1) Fees              0.35         1.00       1.00       0.50       0.25

Other Expenses(5)                 0.47         0.47       0.47       0.47       0.47

Total Annual Fund
Operating Expenses                1.42         2.07       2.07       1.57       1.32
--------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Class A                           $687        $975       $1,284      $2,158
Class B                            710         949        1,314       2,234
Class C                            310         649        1,114       2,400
Class R                            160         496          855       1,867
Investor Class                     134         418          723       1,590
----------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
Class A                           $687        $975       $1,284      $2,158
Class B                            210         649        1,114       2,234
Class C                            210         649        1,114       2,400
Class R                            160         496          855       1,867
Investor Class                     134         418          723       1,590
----------------------------------------------------------------------------

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.60% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1998.

- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999.

- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.

    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended October 31, 2000, which had a magnified impact on the fund due to its relatively small asset base during those periods. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                                                JUNE 30, 1999
                                                                                                                  (DATE
                                                                                                                OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                              ----------------------------------------------    OCTOBER 31,
                                                                2003             2002       2001       2000       1999
Net asset value, beginning of period                          $   9.20          $ 10.94    $ 12.05    $ 9.40       $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)         0.01(a)    0.02(a)   0.07(a)      0.03
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.19            (1.75)     (1.07)     2.88        (0.63)
=============================================================================================================================
    Total from investment operations                              2.19            (1.74)     (1.05)     2.95        (0.60)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --      (0.04)    (0.18)          --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --      (0.02)    (0.12)          --
=============================================================================================================================
    Total distributions                                             --               --      (0.06)    (0.30)          --
=============================================================================================================================
Net asset value, end of period                                $  11.39          $  9.20    $ 10.94    $12.05       $ 9.40
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  23.80%          (15.90)%    (8.74)%   32.21%       (6.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $121,980          $94,387    $68,676    $5,888       $1,153
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.42%(c)         1.38%      1.27%     1.25%        1.25%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.42%(c)         1.38%      1.36%     8.21%       10.02%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.01)%(c)        0.11%      0.17%     0.62%        0.87%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                          41%              37%        18%       57%          10%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $108,120,752.
(d) Annualized.
(e) Not annualized for periods less than one year.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                                                                                  AUGUST 1, 2000
                                                                                                                  (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                         -----------------------------------------------------    OCTOBER 31,
                                                            2003               2002               2001               2000
Net asset value, beginning of period                         $  9.07            $ 10.86            $ 12.02            $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)(a)          (0.06)(a)          (0.06)(a)          0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.15              (1.73)             (1.05)             1.17
=================================================================================================================================
    Total from investment operations                            2.08              (1.79)             (1.11)             1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --                 --              (0.03)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --              (0.02)               --
=================================================================================================================================
    Total distributions                                           --                 --              (0.05)               --
=================================================================================================================================
Net asset value, end of period                               $ 11.15            $  9.07            $ 10.86            $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                22.93%            (16.48)%            (9.25)%           10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $80,018            $63,977            $58,681            $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.07%(c)           2.02%              1.95%             1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.07%(c)           2.02%              2.04%             8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.66)%(c)         (0.53)%            (0.51)%           (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        41%                37%                18%               57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $69,692,469.
(d) Annualized.
(e) Not annualized for periods less than one year.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                                                  AUGUST 1, 2000
                                                                                                                  (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                         -----------------------------------------------------    OCTOBER 31,
                                                            2003               2002               2001               2000
Net asset value, beginning of period                         $  9.07            $ 10.85            $ 12.02            $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)(a)          (0.06)(a)          (0.06)(a)         (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.15              (1.72)             (1.06)             1.17
=================================================================================================================================
    Total from investment operations                            2.08              (1.78)             (1.12)             1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --                 --              (0.03)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --              (0.02)               --
=================================================================================================================================
    Total distributions                                           --                 --              (0.05)               --
=================================================================================================================================
Net asset value, end of period                               $ 11.15            $  9.07            $ 10.85            $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                22.93%            (16.41)%            (9.33)%           10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $26,566            $21,775            $20,680            $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.07%(c)           2.02%              1.95%             1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.07%(c)           2.02%              2.04%             8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.66)%(c)         (0.53)%            (0.51)%           (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        41%                37%                18%               57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $23,964,822.
(d) Annualized.
(e) Not annualized for periods less than one year.

                         ------------------------------
                         AIM LARGE CAP BASIC VALUE FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                          CLASS R
                                             ---------------------------------
                                                               JUNE 3, 2002
                                                               (DATE SALES
                                             YEAR ENDED        COMMENCED) TO
                                             OCTOBER 31,       OCTOBER 31,
                                               2003               2000
Net asset value, beginning of period           $ 9.20              $ 11.60
------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.02)(a)             0.00(a)
------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.18                (2.40)
==============================================================================
    Total from investment operations             2.16                (2.40)
==============================================================================
Net asset value, end of period                 $11.36              $  9.20
______________________________________________________________________________
==============================================================================
Total return(b)                                 23.48%              (20.69)%
______________________________________________________________________________
==============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $  588              $     8
______________________________________________________________________________
==============================================================================
Ratio of expenses to average net assets:         1.57%(c)             1.54%(d)
==============================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.16)%(c)           (0.05)%(d)
______________________________________________________________________________
==============================================================================
Portfolio turnover rate(e)                         41%                  37%
______________________________________________________________________________
==============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $186,789.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                                            INVESTOR CLASS
                                                         --------------------
                                                          SEPTEMBER 30, 2003
                                                             (DATE SALES
                                                            COMMENCED) TO
                                                             OCTOBER 31,
                                                                 2003
Net asset value, beginning of period                            $10.98
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00(a)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                                   0.41
=============================================================================
    Total from investment operations                              0.41
=============================================================================
Net asset value, end of period                                  $11.39
_____________________________________________________________________________
=============================================================================
Total return(b)                                                   3.73%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  178
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets:                          1.25%(c)
=============================================================================
Ratio of net investment income to average net assets              0.16%
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate(d)                                          41%
_____________________________________________________________________________
=============================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $76,145.
(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Large Cap Basic Value Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     LCBV-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                       AIM LARGE CAP GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Large Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C, R and Investor Class shares of the fund. Please read it before investing and keep it for future reference.

Investor Class shares offered by this prospectus are offered only to grandfathered investors. Please see the section of the prospectus entitled "Purchasing Shares -- Grandfathered Investors."

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short
  Term-Trading Activity                            A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The fund may invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund's portfolio managers may focus on securities of companies with market capitalizations that are within the top 50% of stocks in the Russell 1000 Index at the time of purchase. The portfolio managers purchase securities of a limited number of large-cap companies that they believe have the potential for above-average growth in revenues and earnings. The portfolio managers consider whether to sell a particular security when they believe the security no longer has that potential.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................    8.52%
2001...................................................................  -36.13%
2002...................................................................  -26.46%
2003...................................................................   29.32%


    During the periods shown in the bar chart, the highest quarterly return was 26.64% (quarter ended March 31, 2000) and the lowest quarterly return was -34.26% (quarter ended March 31, 2001).

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------
(for the periods ended December 31,                 SINCE         INCEPTION
2003)                                   1 YEAR    INCEPTION         DATE
-------------------------------------------------------------------------------
Class A                                                             03/01/99
  Return Before Taxes                     22.22%      (2.87)%
  Return After Taxes on Distributions     22.22       (2.87)
  Return After Taxes on Distributions
     and Sale of Fund Shares              14.44       (2.42)
Class B                                                             04/05/99
  Return Before Taxes                     23.45       (4.93)
Class C                                                             04/05/99
  Return Before Taxes                     27.26       (4.52)
Class R(2)                                                          03/01/99(2)
  Return Before Taxes                     29.00       (1.84)
Investor Class(3)                                                   03/01/99(3)
  Return Before Taxes                     29.46       (1.70)
-------------------------------------------------------------------------------
S&P 500 Index(4)                          28.67       (0.78)(7)     02/28/99(7)
Russell 1000--Registered Trademark--
  Growth Index(5)                         29.75       (5.49)(7)     02/28/99(7)
Lipper Large Cap Growth Fund Index(6)     26.96       (6.12)(7)     02/28/99(7)
-------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in initial public offerings (IPOs). These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the since inception period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The returns shown for these periods are the blended returns of the historical performance of the Fund's Investor class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to inception of the Investor class shares) at the net asset value and reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.
(4) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Large Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(5) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(6) The Lipper Large Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(7) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------
(fees paid directly from                                                      INVESTOR
your investment)              CLASS A        CLASS B    CLASS C    CLASS R    CLASS
---------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)                            5.50%        None       None       None       None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or redemption
proceeds, whichever is less)      None(1,2)    5.00%      1.00%      None(3)    None
---------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
---------------------------------------------------------------------------------------
(expenses that are deducted from                                              INVESTOR
fund assets)                      CLASS A    CLASS B    CLASS C    CLASS R     CLASS
---------------------------------------------------------------------------------------
Management Fees                     0.75%      0.75%      0.75%      0.75%       0.75%

Distribution and/or Service
(12b-1) Fees                        0.35       1.00       1.00       0.50        0.25

Other Expenses(5)                   0.72       0.72       0.72       0.72        0.72

Total Annual Fund Operating
Expenses                            1.82       2.47       2.47       1.97        1.72
---------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.
(5) Other expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $725    $1,091    $1,481     $2,570
Class B                                      750     1,070     1,516      2,646
Class C                                      350       770     1,316      2,806
Class R                                      200       618     1,062      2,296
Investor Class                               175       542       933      2,030
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $725    $1,091    $1,481     $2,570
Class B                                      250       770     1,316      2,646
Class C                                      250       770     1,316      2,806
Class R                                      200       618     1,062      2,296
Investor Class                               175       542       933      2,030
--------------------------------------------------------------------------------

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.75% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Geoffrey V. Keeling, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

- Robert L. Shoss, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended October 31, 2000, which had a magnified impact on the fund due to its relatively small asset base during those periods. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.


                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                                                                                 MARCH 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                     -----------------------------------------------------       OCTOBER 31,
                                                       2003           2002           2001           2000            1999
                                                     --------       --------       --------       --------       ----------------
Net asset value, beginning of period                 $   7.37       $   8.82       $  17.74       $  11.29            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.08)(a)      (0.09)(a)      (0.08)(a)      (0.15)(a)         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      1.59          (1.36)         (8.84)          6.60              1.33
=================================================================================================================================
    Total from investment operations                     1.51          (1.45)         (8.92)          6.45              1.29
=================================================================================================================================
Net asset value, end of period                       $   8.88       $   7.37       $   8.82       $  17.74            $11.29
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                         20.49%        (16.44)%       (50.28)%        57.13%            13.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $154,052       $105,320       $138,269       $225,255            $7,785
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                  1.82%(c)       1.70%          1.57%          1.58%             1.53%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                            (1.01)%(c)     (1.01)%        (0.72)%        (0.82)%           (0.59)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                123%           111%           124%           113%               21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $118,913,817.
(d) Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.63% (annualized).
(f) Not annualized for periods less than one year.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                                                                                    APRIL 5, 1999
                                                                                                                    (DATE SALES
                                                                       YEAR ENDED OCTOBER 31,                       COMMENCED) TO
                                                        -----------------------------------------------------       OCTOBER 31,
                                                          2003           2002           2001           2000           1999
                                                        --------       --------       --------       --------       -------------
Net asset value, beginning of period                    $   7.20       $   8.67       $  17.54       $  11.25          $11.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.12)(a)      (0.14)(a)      (0.16)(a)      (0.27)(a)       (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                             1.53          (1.33)         (8.71)          6.56            0.31
=================================================================================================================================
    Total from investment operations                        1.41          (1.47)         (8.87)          6.29            0.23
=================================================================================================================================
Net asset value, end of period                          $   8.61       $   7.20       $   8.67       $  17.54          $11.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            19.58%        (16.96)%       (50.57)%        55.91%           2.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $122,011       $104,040       $144,747       $210,224          $5,183
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                     2.47%(c)       2.35%          2.23%          2.24%           2.23%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (1.66)%(c)     (1.66)%        (1.39)%        (1.48)%         (1.29)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                   123%           111%           124%           113%             21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $107,541,190.
(d) Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33% (annualized).
(f) Not annualized for periods less than one year.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                           CLASS C
                                                            ---------------------------------------------------------------------
                                                                                                                    APRIL 5, 1999
                                                                                                                    (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,                     COMMENCED) TO
                                                            -------------------------------------------------       OCTOBER 31,
                                                             2003          2002          2001          2000           1999
                                                            -------       -------       -------       -------       -------------
Net asset value, beginning of period                        $  7.21       $  8.67       $ 17.55       $ 11.25          $11.02
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.12)(a)     (0.14)(a)     (0.16)(a)     (0.27)(a)       (0.08)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                1.53         (1.32)        (8.72)         6.57            0.31
=================================================================================================================================
    Total from investment operations                           1.41         (1.46)        (8.88)         6.30            0.23
=================================================================================================================================
Net asset value, end of period                              $  8.62       $  7.21       $  8.67       $ 17.55          $11.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               19.56%       (16.84)%      (50.60)%       56.00%           2.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $44,272       $36,575       $57,865       $79,392          $  901
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                        2.47%(c)      2.35%         2.23%         2.24%           2.23%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (1.66)%(c)    (1.66)%       (1.39)%       (1.48)%         (1.29)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                      123%          111%          124%          113%             21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $37,600,034.
(d) Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33% (annualized).
(f) Not annualized for periods less than one year.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
                                                              -----------       -------------
Net asset value, beginning of period                            $ 7.37             $  8.40
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)           (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.59               (0.99)
=============================================================================================
    Total from investment operations                              1.50               (1.03)
=============================================================================================
Net asset value, end of period                                  $ 8.87             $  7.37
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  20.35%             (12.26)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,127             $     9
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.97%(c)            1.85%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (1.16)%(c)          (1.16)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         123%                111%
_____________________________________________________________________________________________
=============================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $922,495.
(d) Annualized.
(e) Not annualized for periods less than one year.

                           -------------------------
                           AIM LARGE CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                      INVESTOR CLASS
                                                                                    ------------------
                                                                                    SEPTEMBER 30, 2003
                                                                                       (DATE SALES
                                                                                      COMMENCED) TO
                                                                                       OCTOBER 31,
                                                                                           2003
                                                                                    ------------------
Net asset value, beginning of period                                                      $ 8.24
------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                             (0.01)(a)
  Net gains on securities (both realized and unrealized)                                    0.65
======================================================================================================
    Total from investment operations                                                        0.64
======================================================================================================
Net asset value, end of period                                                            $ 8.88
______________________________________________________________________________________________________
======================================================================================================
Total return(b)                                                                             7.77%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                  $  174
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets                                                     1.56%(c)
======================================================================================================
Ratio of net investment income (loss) to average net assets                                (0.75)%(c)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(d)                                                                   123%
______________________________________________________________________________________________________
======================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $24,659.
(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Large Cap Growth Fund
   SEC 1940 Act file number: 811-1424

----------------------------------------

AIMinvestments.com     LCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                         AIM MID CAP GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Mid Cap Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------

Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of mid-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell MidCap--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell MidCap Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000 Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. These companies are considered representative of medium-sized companies. Under normal conditions, the top 10 holdings may comprise up to 40% of the fund's total assets. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Since a large percentage of the fund's assets will be invested in a limited number of securities, any change in value of those securities could significantly affect the value of your investment in the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total returns. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEARS ENDED                                                               TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  -10.12%
2001...................................................................  -21.21%
2002...................................................................  -31.86%
2003...................................................................   42.08%


    During the periods shown in the bar chart, the highest quarterly return was 28.02% (quarter ended March 31, 2000) and the lowest quarterly return was -30.93% (quarter ended September 30, 2001).

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                                 SINCE       INCEPTION
December 31, 2003)                         1 YEAR     INCEPTION      DATE
--------------------------------------------------------------------------------
Class A                                                              11/01/99
  Return Before Taxes                        34.19%     (2.75)%
  Return After Taxes on Distributions        34.19      (2.75)
  Return After Taxes on Distributions and
    Sale of Fund Shares                      22.22      (2.32)
Class B                                                              11/01/99
  Return Before Taxes                        36.20      (2.58)
Class C                                                              11/01/99
  Return Before Taxes                        40.20      (2.11)
Class R(1)                                                           11/01/99(1)
  Return Before Taxes                        41.48      (1.62)
--------------------------------------------------------------------------------
S&P 500 Index(2)                             28.67      (3.35)(6)    10/31/99(6)
S&P MidCap 400 Index(3)                      35.62      10.39(6)     10/31/99(6)
Russell Midcap--Trademark-- Growth
  Index(4)                                   42.71      (1.34)(6)    10/31/99(6)
Lipper Mid Cap Growth Fund Index(5)          35.42      (3.23)(6)    10/31/99(6)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) The returns shown for the one year period are the historical returns of the fund's Class R shares. The returns shown for the since inception period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Standard & Poors Midcap 400 Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell Midcap--Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(3) The Standard & Poor's MidCap 400 Index measures the performance of 400 domestic midcap companies and is a benchmark of midcap stock price movement in the U.S.
(4) The Russell Midcap--Trademark-- Growth Index measures the performance of those securities in the Russell Midcap--Trademark-- Index with a higher than average growth forecast. The Russell Midcap--Trademark--Index measures the performance of the 800 smallest companies in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(5) The Lipper Mid Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(6) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                 CLASS A      CLASS B   CLASS C   CLASS R
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                            5.50%        None      None         None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)     None(1,2)     5.00%     1.00%        None(3)
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Management Fees                          0.80%      0.80%      0.80%      0.80%

Distribution and/or
Service (12b-1) Fees                     0.35       1.00       1.00       0.50

Other Expenses(5)                        0.75       0.75       0.75       0.75

Total Annual Fund Operating Expenses     1.90       2.55       2.55       2.05
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $732    $1,114    $1,520     $2,650
Class B                                      758     1,094     1,555      2,727
Class C                                      358       794     1,355      2,885
Class R                                      208       643     1,103      2,379
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $732    $1,114    $1,520     $2,650
Class B                                      258       794     1,355      2,727
Class C                                      258       794     1,355      2,885
Class R                                      208       643     1,103      2,379
--------------------------------------------------------------------------------

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. serves as the fund's investment adviser and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment adviser since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.80% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Jay K. Rushin (lead manager), Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                                             NOVEMBER 1,
                                                                                                                 1999
                                                                                                           (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              -------------------------------------          OCTOBER 31,
                                                                2003          2002           2001                2000
                                                              --------       -------        -------        ----------------
Net asset value, beginning of period                          $   6.54       $  8.58        $ 14.38            $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)      (0.11)(a)           (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.49         (1.91)         (5.69)               4.50
===========================================================================================================================
    Total from investment operations                              2.38         (2.04)         (5.80)               4.38
===========================================================================================================================
Net asset value, end of period                                $   8.92       $  6.54        $  8.58            $  14.38
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  36.39%       (23.78)%       (40.33)%             43.80%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $108,436       $63,463        $94,457            $114,913
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.90%(c)      1.83%          1.65%               1.63%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.42)%(c)    (1.49)%        (1.06)%             (0.76)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                         211%          185%           173%                183%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $81,128,932.
(d) Annualized.
(e) Not annualized for periods less than one year.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                                          NOVEMBER 1,
                                                                                                              1999
                                                                                                          (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              ------------------------------------        OCTOBER 31,
                                                               2003          2002           2001              2000
                                                              -------       -------        -------        ----------------
Net asset value, beginning of period                          $  6.40       $  8.45        $ 14.25            $  10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.18)(a)      (0.18)(a)           (0.22)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.43         (1.87)         (5.62)               4.47
==========================================================================================================================
    Total from investment operations                             2.28         (2.05)         (5.80)               4.25
==========================================================================================================================
Net asset value, end of period                                $  8.68       $  6.40        $  8.45            $  14.25
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 35.63%       (24.26)%       (40.70)%             42.50%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,298       $58,654        $81,905            $103,893
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.55%(c)      2.48%          2.32%               2.32%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.07)%(c)    (2.14)%        (1.73)%             (1.45)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                        211%          185%           173%                183%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)Calculated using average shares outstanding.
(b)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)Ratios are based on average daily net assets of $66,026,718.
(d)Annualized.
(e)Not annualized for periods less than one year.

                            -----------------------
                            AIM MID CAP GROWTH FUND
                            -----------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                          NOVEMBER 1,
                                                                                                              1999
                                                                                                        (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              ------------------------------------        OCTOBER 31,
                                                                2003          2002          2001              2000
                                                              --------      --------      --------      ----------------
Net asset value, beginning of period                          $  6.40       $  8.45       $ 14.26           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.18)(a)     (0.18)(a)         (0.22)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.43         (1.87)        (5.63)             4.48
========================================================================================================================
    Total from investment operations                             2.28         (2.05)        (5.81)             4.26
========================================================================================================================
Net asset value, end of period                                $  8.68       $  6.40       $  8.45           $ 14.26
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 35.63%       (24.26)%      (40.74)%           42.60%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $28,928       $16,404       $23,971           $29,969
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.55%(c)      2.48%         2.32%             2.32%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.07)%(c)    (2.14)%       (1.73)%           (1.45)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(e)                                        211%          185%          173%              183%
________________________________________________________________________________________________________________________
========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $20,694,220.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                                                              CLASS R
                                                               -------------------------------------
                                                                                     JUNE 3, 2002
                                                                                     (DATE SALES
                                                                YEAR ENDED          COMMENCED) TO
                                                               OCTOBER 31,           OCTOBER 31,
                                                                   2003                  2002
                                                               ------------       ------------------
Net asset value, beginning of period                              $ 6.54               $  8.73
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.13)(a)             (0.05)(a)
----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     2.48                 (2.14)
====================================================================================================
    Total from investment operations                                2.35                 (2.19)
====================================================================================================
Net asset value, end of period                                    $ 8.89               $  6.54
____________________________________________________________________________________________________
====================================================================================================
Total return(b)                                                    35.93%               (25.09)%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $  224               $     7
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average net assets                             2.05%(c)              1.98%(d)
====================================================================================================
Ratio of net investment income (loss) to average net assets        (1.57)%(c)            (1.64)%(d)
____________________________________________________________________________________________________
====================================================================================================
Portfolio turnover rate(e)                                           211%                  185%
____________________________________________________________________________________________________
====================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $50,310.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Mid Cap Growth Fund
   SEC 1940 Act file number: 811-1424

----------------------------------------

AIMinvestments.com     MCG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                            AIM U.S. GROWTH FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM U.S. Growth Fund seeks to provide long-term growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Class A, B and C shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Return                                  2

Performance Table                                    2

FEE TABLE AND EXPENSE EXAMPLE                        3
------------------------------------------------------
Fee Table                                            3

Expense Example                                      3

FUND MANAGEMENT                                      4
------------------------------------------------------
The Advisor                                          4

Advisor Compensation                                 4

Portfolio Managers                                   4

OTHER INFORMATION                                    4
------------------------------------------------------
Sales Charges                                        4

Dividends and Distributions                          4

FINANCIAL HIGHLIGHTS                                 5
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of market-leading U.S. companies that have experienced above-average, long-term growth in earnings, long-term earnings consistency and have excellent prospects for future growth. In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers various factors when determining whether a company is in the U.S., including whether (1) it is organized under the laws of the U.S.; (2) it has a principal office in the U.S.;
(3) it derives 50% or more, alone or on a consolidated basis, of their total revenues from business in the U.S.; or (4) its equity securities are traded principally on a stock exchange or in an over-the-counter market in the U.S. The portfolio managers consider whether to sell a particular security when it no longer has favorable prospects for earnings or growth.

    The fund will invest without regard to market capitalization. The fund may also invest up to 20% of its net assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------

The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                              RETURN
-----------                                                              ------
2003...................................................................  21.64%


    During the period shown in the bar chart, the highest quarterly return was 12.97% (quarter ended June 30, 2003) and the lowest quarterly return was -3.60% (quarter ended March 31, 2003).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                    SINCE      INCEPTION
December 31, 2003)                             1 YEAR     INCEPTION    DATE
------------------------------------------------------------------------------
Class A                                                              08/30/02
  Return Before Taxes                           14.95%      6.90%
  Return After Taxes on Distributions           14.02       6.04
  Return After Taxes on Distributions and
    Sale of Fund Shares                          9.70       5.35
Class B                                                              08/30/02
  Return Before Taxes                           16.64       8.61
Class C                                                              08/30/02
  Return Before Taxes                           20.64      11.51
------------------------------------------------------------------------------
S&P 500 Index(1)                                28.67      17.76(3)  08/31/02(3)
Lipper Large Cap Growth Fund Index(2)           26.96      14.39(3)  08/31/02(3)
------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. In addition, the Lipper Large Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(2) The Lipper Large Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Growth category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(3) The average annual total return given is since the month end closest to the inception date of the class with the longest performance history.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                  CLASS A     CLASS B   CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                5.50%       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or redemption proceeds,
whichever is less)                                 None(1,2)   5.00%      1.00%
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                   CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
Management Fees                                       0.75%     0.75%      0.75%

Distribution and/or Service (12b-1) Fees(4)           0.35      1.00       1.00

Other Expenses                                       10.11     10.11      10.11

Total Annual Fund Operating Expenses(5)              11.21     11.86      11.86
-------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) There is no guarantee that actual expenses will be the same as those shown in the table.
(4) The distributor has agreed to waive 0.35%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C, respectively. This agreement may be modified or discontinued at any time.
(5) The investment advisor has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund mergers and reorganization expenses, extraordinary items, including other items designated by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.75% (e.g. if AIM waives 9.02% of Class A expenses, AIM will also waive 9.02% of Class B and Class C expenses). Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements are 1.84%, 1.84% and 1.84%, respectively. This agreement may be modified or discontinued at any time.
You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A                                     $1,576     $3,442     $5,083     $8,373
Class B                                      1,645      3,506      5,193      8,432
Class C                                      1,245      3,206      4,993      8,493
------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                            1 YEAR    3 YEARS    5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A                                     $1,576     $3,442     $5,083     $8,373
Class B                                      1,145      3,206      4,993      8,432
Class C                                      1,145      3,206      4,993      8,493
------------------------------------------------------------------------------------

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor is to receive a fee from the fund calculated at the annual rate of 0.75% of the first $1 billion of the average daily net assets, 0.70% over $1 billion to and including $2 billion of the average daily net assets and 0.65% of the average daily net assets over $2 billion.

    During the year ended October 31, 2003, the advisor received no compensation due to a voluntary expense limitation arrangement between the advisor and the fund.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1990.

- Christian A. Costanzo, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM U.S. Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended 2003 and the fiscal period ended 2002 has been audited by Ernst & Young, LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                 CLASS A
                                                  -------------------------------------
                                                                     AUGUST 30, 2002
                                                                     (DATE OPERATIONS
                                                  YEAR ENDED         COMMENCED) TO
                                                  OCTOBER 31,        OCTOBER 31,
                                                    2003                 2002
                                                  ------------       ------------------
Net asset value, beginning of period                 $ 9.76                $10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.02)                 0.00
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.27                 (0.24)
=======================================================================================
    Total from investment operations                   1.25                 (0.24)
=======================================================================================
Less dividends from net investment income             (0.07)                   --
=======================================================================================
Net asset value, end of period                       $10.94                $ 9.76
_______________________________________________________________________________________
=======================================================================================
Total return(a)                                       12.92%                (2.40)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $  441                $  391
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements          1.84%(b)              1.76%(c)
---------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements      11.21%(b)             22.45%(c)
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.25)%(b)            (0.22)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(d)                               39%                    1%
_______________________________________________________________________________________
=======================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $401,019.
(c) Annualized.
(d) Not annualized for periods less than one year.

                              --------------------
                              AIM U.S. GROWTH FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                 CLASS B
                                                  -------------------------------------
                                                                     AUGUST 30, 2002
                                                                     (DATE OPERATIONS
                                                  YEAR ENDED         COMMENCED) TO
                                                  OCTOBER 31,        OCTOBER 31,
                                                    2003                 2002
                                                  ------------       ------------------
Net asset value, beginning of period                 $ 9.76                $10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.02)                (0.00)
---------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.27                 (0.24)
=======================================================================================
    Total from investment operations                   1.25                 (0.24)
=======================================================================================
Less dividends from net investment income             (0.07)                   --
=======================================================================================
Net asset value, end of period                       $10.94                $ 9.76
_______________________________________________________________________________________
=======================================================================================
Total return(a)                                       12.92%                (2.40)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $  331                $  293
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements          1.84%(b)              1.76%(c)
---------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements      11.86%(b)             23.10%(c)
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.25)%(b)            (0.22)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(d)                               39%                    1%
_______________________________________________________________________________________
=======================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $300,767.
(c) Annualized.
(d) Not annualized for periods less than one year.


                                                                 CLASS C
                                                  -------------------------------------
                                                                     AUGUST 30, 2002
                                                                     (DATE OPERATIONS
                                                  YEAR ENDED         COMMENCED) TO
                                                  OCTOBER 31,        OCTOBER 31,
                                                    2003                 2002
                                                  ------------       ------------------
Net asset value, beginning of period                 $ 9.76                $10.00
---------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.02)                (0.00)
=======================================================================================
  Net gains (losses) on securities (both
    realized and unrealized)                           1.27                 (0.24)
=======================================================================================
    Total from investment operations                   1.25                 (0.24)
=======================================================================================
Less dividends from net investment income             (0.07)                   --
=======================================================================================
Net asset value, end of period                       $10.94                $ 9.76
_______________________________________________________________________________________
=======================================================================================
Total return(a)                                       12.92%                (2.40)%
_______________________________________________________________________________________
=======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $  331                $  293
_______________________________________________________________________________________
=======================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements          1.84%(b)              1.76%(c)
---------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements      11.86%(b)             23.10%(c)
=======================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.25)%(b)            (0.22)%(c)
_______________________________________________________________________________________
=======================================================================================
Portfolio turnover rate(d)                               39%                    1%
_______________________________________________________________________________________
=======================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b) Ratios are based on average daily net assets of $300,767.
(c) Annualized.
(d) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM U.S. Growth Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     USG-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                                             AIM WEINGARTEN FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

AIM Weingarten Fund seeks to provide growth of capital.

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This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the fund:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

TABLE OF CONTENTS
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INVESTMENT OBJECTIVE AND STRATEGIES                  1
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PRINCIPAL RISKS OF INVESTING IN THE FUND             1
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PERFORMANCE INFORMATION                              2
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Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
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Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
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The Advisors                                         5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
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Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
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SHAREHOLDER INFORMATION                            A-1
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Choosing a Share Class                             A-1

Tools Used to Combat Excessive Short-Term
  Trading Activity                                 A-3

Purchasing Shares                                  A-5

Redeeming Shares                                   A-6

Exchanging Shares                                 A-10

Pricing of Shares                                 A-12

Taxes                                             A-13

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a service mark of A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. The fund may also invest up to 20% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

PERFORMANCE INFORMATION
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The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
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The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -0.34%
1995...................................................................   34.76%
1996...................................................................   17.67%
1997...................................................................   25.96%
1998...................................................................   33.06%
1999...................................................................   34.90%
2000...................................................................  -20.37%
2001...................................................................  -34.10%
2002...................................................................  -31.50%
2003...................................................................   30.74%


    During the periods shown in the bar chart, the highest quarterly return was 28.03% (quarter ended December 31, 1998) and the lowest quarterly return was -27.65% (quarter ended March 31, 2001).

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices do not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------
(for the periods ended                                      SINCE       INCEPTION
December 31, 2003)       1 YEAR     5 YEARS    10 YEARS    INCEPTION(1)    DATE
-------------------------------------------------------------------------------------
Class A                                                                   06/17/69
  Return Before Taxes     23.52%      (9.74)%     4.72%         --
  Return After Taxes on
     Distributions        23.52      (10.70)      2.39          --
  Return After Taxes on
     Distributions and
     Sale of Fund
     Shares               15.29       (7.85)      3.27          --
Class B                                                                   06/26/95
  Return Before Taxes     24.92       (9.64)        --        3.13%
Class C                                                                   08/04/97
  Return Before Taxes     28.88       (9.37)        --       (3.23)
Class R(2)                                                                06/17/69(2)
  Return Before Taxes     30.41       (8.89)      5.11          --
-------------------------------------------------------------------------------------
S&P 500 Index(3)          28.67       (0.57)     11.06          --
Russell
  1000--Registered
  Trademark-- Growth
  Index(4)                29.75       (5.11)      9.21          --
Lipper Large Cap Growth
  Fund Index(5)           26.96       (5.53)      7.77          --
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C and R will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
(2) The returns shown for the one year period are the historical returns of the fund's class R shares. The returns shown for the five year period and ten year period are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.
(3) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Large Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(4) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(5) The Lipper Large Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Growth category. These funds typically invest in stocks with market capitalization greater than $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FEE TABLE AND EXPENSE EXAMPLE
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FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
---------------------------------------------------------------------------------
(fees paid directly from your
investment)                          CLASS A        CLASS B   CLASS C   CLASS R
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Maximum Sales Charge
(Load) Imposed on Purchases (as a
percentage of offering price)            5.50%       None      None       None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)         None(1,2)      5.00%     1.00%       None(3)
---------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted from fund
assets)                                    CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.64%     0.64%     0.64%     0.64%

Distribution and/or Service (12b-1) Fees    0.30      1.00      1.00      0.50

Other Expenses                              0.53      0.53      0.53      0.53

Total Annual Fund Operating Expenses        1.47      2.17      2.17      1.67
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.
(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.
(4) There is no guarantee that actual expenses will be the same as those shown in the table.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $691     $989     $1,309     $2,211
Class B                                      720      979      1,364      2,326
Class C                                      320      679      1,164      2,503
Class R                                      170      526        907      1,976
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $691     $989     $1,309     $2,211
Class B                                      220      679      1,164      2,326
Class C                                      220      679      1,164      2,503
Class R                                      170      526        907      1,976
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                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FUND MANAGEMENT
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THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is the fund's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the fund's operations and provide investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation of 0.64% of average daily net assets.

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

    Effective May 1, 2004, Monika H. Degan will be removed from the members of the team who are primarily responsible for the management of the fund's portfolio.

OTHER INFORMATION
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SALES CHARGES

Purchases of Class A shares of AIM Weingarten Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS
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The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal years 2003, 2002 and 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by other public accountants.


                                                                                     CLASS A
                                                  -----------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                  -----------------------------------------------------------------------------
                                                     2003               2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     9.47         $    12.65      $    28.16      $    28.31      $    21.72
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         (0.07)             (0.07)(a)       (0.10)          (0.14)(a)       (0.10)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            2.19              (3.11)         (11.87)           3.18            8.16
===============================================================================================================================
    Total from investment operations                    2.12              (3.18)         (11.97)           3.04            8.06
===============================================================================================================================
Less distributions:
  Dividends from net investment income                    --                 --              --              --           (0.01)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --                 --           (3.54)          (3.19)          (1.46)
===============================================================================================================================
    Total distributions                                   --                 --           (3.54)          (3.19)          (1.47)
===============================================================================================================================
Net asset value, end of period                    $    11.59         $     9.47      $    12.65      $    28.16      $    28.31
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                        22.39%            (25.14)%        (47.38)%         10.61%          38.62%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $2,160,823         $2,104,660      $4,001,552      $8,948,781      $8,089,739
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                      1.47%(c)           1.33%           1.21%           1.03%           1.03%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                   1.47%(c)           1.33%           1.22%           1.07%           1.08%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                           (0.68)%(c)         (0.64)%         (0.56)%         (0.45)%         (0.38)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                  111%               217%            240%            145%            124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $2,030,992,456.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
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                                                                                     CLASS B
                                                  -----------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                  -----------------------------------------------------------------------------
                                                    2003             2002            2001             2000              1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.82         $  11.86        $  26.82        $    27.29        $    21.12
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.14)           (0.15)(a)       (0.21)            (0.36)(a)         (0.30)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          2.03            (2.89)         (11.21)             3.08              7.93
===============================================================================================================================
    Total from investment operations                  1.89            (3.04)         (11.42)             2.72              7.63
===============================================================================================================================
Less distributions from net realized gains              --               --           (3.54)            (3.19)            (1.46)
===============================================================================================================================
Net asset value, end of period                    $  10.71         $   8.82        $  11.86        $    26.82        $    27.29
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      21.43%          (25.63)%        (47.75)%            9.76%            37.59%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $555,779         $533,224        $922,476        $1,927,514        $1,291,456
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    2.17%(c)         2.04%           1.92%             1.78%             1.82%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 2.17%(c)         2.04%           1.93%             1.82%             1.87%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                         (1.38)%(c)       (1.34)%         (1.27)%           (1.20)%           (1.17)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                111%             217%            240%              145%              124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $524,617,004.

                                                                                       CLASS C
                                                          -----------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                          -----------------------------------------------------------------
                                                           2003            2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  8.83         $ 11.87      $  26.85      $  27.30      $  21.14
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.14)          (0.15)(a)     (0.21)        (0.36)(a)     (0.30)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              2.03           (2.89)       (11.23)         3.10          7.92
===========================================================================================================================
    Total from investment operations                         1.89           (3.04)       (11.44)         2.74          7.62
===========================================================================================================================
Less distributions from net realized gains                     --              --         (3.54)        (3.19)        (1.46)
===========================================================================================================================
Net asset value, end of period                            $ 10.72         $  8.83      $  11.87      $  26.85      $  27.30
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                             21.40%         (25.61)%      (47.77)%        9.83%        37.50%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $91,325         $86,455      $150,604      $301,590      $105,420
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           2.17%(c)        2.04%         1.92%         1.78%         1.82%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        2.17%(c)        2.04%         1.93%         1.82%         1.87%
===========================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (1.38)%(c)      (1.34)%       (1.27)%       (1.20)%       (1.17)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                       111%            217%          240%          145%          124%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $85,257,460.

                              -------------------
                              AIM WEINGARTEN FUND
                              -------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                          CLASS R
                                                            ------------------------------------
                                                                                 JUNE 3, 2002
                                                                                 (DATE SALES
                                                             YEAR ENDED         COMMENCED) TO
                                                            OCTOBER 31,          OCTOBER 31,
                                                                2003                 2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 9.47              $ 11.36
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.06)               (0.03)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.15                (1.86)
================================================================================================
    Total from investment operations                             2.09                (1.89)
================================================================================================
Net asset value, end of period                                 $11.56              $  9.47
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                 22.07%              (16.64)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  311              $    76
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:                         1.67%(c)             1.53%(d)
________________________________________________________________________________________________
================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                        (0.88)%(c)           (0.84)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                        111%                 217%
________________________________________________________________________________________________
================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $184,086.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the AIM funds.

CHOOSING A SHARE CLASS

Many of the AIM funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)           CLASS A3             CLASS B(4)           CLASS C              CLASS R              INVESTOR CLASS
----------------------------------------------------------------------------------------------------------------------------
- Initial sales      - No initial sales   - No initial sales   - No initial sales   - No initial sales   - No initial sales
  charge               charge               charge               charge               charge               charge

- Reduced or waived  - No contingent      - Contingent         - Contingent         - Generally, no      - No contingent
  initial sales        deferred sales       deferred sales       deferred sales       contingent           deferred sales
  charge for           charge               charge on            charge on            deferred sales       charge
  certain                                   redemptions          redemptions          charge(2)
  purchases(2,3)                            within six years     within one
                                                                 year(6)

- Generally, lower   - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of       - 12b-1 fee of
  distribution and     0.35%                1.00%                1.00%                0.50%                0.25%(7)
  service (12b-1)
  fee than Class B,
  Class C or Class
  R shares (See
  "Fee Table and
  Expense Example")

                     - Does not convert   - Converts to Class  - Does not convert   - Does not convert   - Does not convert
                       to Class A shares    A shares at the      to Class A shares    to Class A shares    to Class A shares
                                            end of the month
                                            which is eight
                                            years after the
                                            date on which
                                            shares were
                                            purchased along
                                            with a pro rata
                                            portion of its
                                            reinvested
                                            dividends and
                                            distributions(5)

- Generally more     - Generally more     - Purchase orders    - Generally more     - Generally, only    - Closed to new
  appropriate for      appropriate for      limited to           appropriate for      available to the     investors, except
  long-term            short- term          amounts less than    short- term          following types      as described in
  investors            investors            $100,000             investors            of retirement        the "Purchasing
                                                                                      plans: (i) all       Shares -- Grandfathered
                                                                                      section 401 and      Investors"
                                                                                      457 plans, (ii)      section of your
                                                                                      section 403 plans    prospectus
                                                                                      sponsored by
                                                                                      section 501(c)(3)
                                                                                      organizations,
                                                                                      and (iii) IRA
                                                                                      rollovers from
                                                                                      such plans if an
                                                                                      AIM fund was
                                                                                      offered
----------------------------------------------------------------------------------------------------------------------------


Certain AIM funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) Effective September 30, 2003, Class B shares will not be made available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code. These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

(5) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares. AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(6) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM fund that are subject to a CDSC into AIM Short Term Bond Fund.

(7) Investor Class shares of AIM Money Market Fund and AIM Tax-Exempt Cash Fund do not have a 12b-1 fee.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SALES CHARGES

Sales charges on the AIM funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM fund is classified.

CATEGORY I INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION(1)                           OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   25,000      5.50%          5.82%
                 $ 25,000 but less than $   50,000      5.25           5.54
                 $ 50,000 but less than $  100,000      4.75           4.99
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      3.00           3.09
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $   50,000      4.75%          4.99%
                 $ 50,000 but less than $  100,000      4.00           4.17
                 $100,000 but less than $  250,000      3.75           3.90
                 $250,000 but less than $  500,000      2.50           2.56
                 $500,000 but less than $1,000,000      2.00           2.04
------------------------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------------------------
                                                           INVESTOR'S
                                                          SALES CHARGE
                                                   ---------------------------
AMOUNT OF INVESTMENT                               AS A % OF        AS A % OF
IN SINGLE TRANSACTION                              OFFERING PRICE   INVESTMENT
------------------------------------------------------------------------------
                              Less than $  100,000      1.00%          1.01%
                 $100,000 but less than $  250,000      0.75           0.76
                 $250,000 but less than $1,000,000      0.50           0.50
------------------------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

       You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

       You will not pay an initial sales charge or a CDSC on Investor Class shares of any AIM fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II AIM funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

       If you made a Large Purchase of Class A shares of Category III AIM funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

       If you currently own Class A shares of a Category I, II or III AIM fund and make additional purchases (through October 30, 2002 for Category III AIM funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II AIM fund shares, and a 12-month, 0.25% CDSC for Category III AIM fund shares). The CDSC for Category III AIM fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

       Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

       You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

       The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                                                  CLASS B   CLASS C
--------------------------------------------------------------------------------
First                                                            5%       1%
Second                                                           4       None
Third                                                            3       None
Fourth                                                           3       None
Fifth                                                            2       None
Sixth                                                            1       None
Seventh and following                                          None      None
--------------------------------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

       Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any AIM or INVESCO fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares of an AIM or INVESCO fund with AIM and/or INVESCO fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the public offering price of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM and/or INVESCO funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM and INVESCO funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM or INVESCO fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

TOOLS USED TO COMBAT EXCESSIVE SHORT-TERM TRADING ACTIVITY

While the funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors. Excessive short-term trading activity in the funds' shares (i.e., a purchase of fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time. A I M Advisors, Inc. and its affiliates (collectively, the "AIM Affiliates") currently use the following tools designed to discourage excessive short-term trading in the retail funds within The AIM Family of Funds(R) and the INVESCO family of funds (together, the "funds"):

(1) trade activity monitoring;

(2) trading guidelines;

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) redemption fee on trades in certain funds; and

(4) selective use of fair value pricing.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. The AIM Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

TRADE ACTIVITY MONITORING

The AIM Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the AIM Affiliates believe that a shareholder has engaged in excessive short-term trading, they may, in their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's accounts other than exchanges into a money market fund. In making such judgments, the AIM Affiliates seek to act in a manner that they believe is consistent with the best interests of shareholders.

       The ability of the AIM Affiliates to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

TRADING GUIDELINES

Currently, if you exceed 10 exchanges per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders.

       You are limited to a maximum of 10 exchanges per calendar year per shareholder account for all funds held by you under that account. Because excessive short-term trading or market-timing activity can hurt fund performance, if you exceed that limit, or if a fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund. Effective on or about March 1, 2004, if you exceed four exchanges out of a fund (other than AIM Money Market Fund, AIM Tax-Exempt Cash Fund, AIM Limited Maturity Treasury Fund and INVESCO U.S. Government Money
Fund) per calendar year, or a fund or the distributor determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its discretion, reject any additional purchase and exchange orders. Each fund and the distributor reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if it believes that granting such exceptions would be consistent with the best interests of shareholders. An exchange is the movement out of (redemption) one fund and into (purchase) another fund.

       The ability of the AIM Affiliates to monitor exchanges made by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder accounts. This is one reason why this tool cannot eliminate the possibility of excessive short-term trading.

REDEMPTION FEE

You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of certain funds within 30 days of purchase. The AIM Affiliates expect to charge the redemption fee on other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. See "Redeeming Shares -- Redemption Fee" for more information.

       The ability of a fund to assess a redemption fee on the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and approved fee-based program accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the underlying shareholder account and may be further limited by systems limitations applicable to these types of accounts. Additionally, the AIM Affiliates maintain certain retirement plan accounts on a record keeping system that is currently incapable of processing the redemption fee. The provider of this system is working to enhance the system to facilities the processing of this fee. These are two reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

FAIR VALUE PRICING

The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the fund's net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Directors or Trustees of the fund. See "Pricing of Shares -- Determination of Net Asset Value" for more information.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       Fair value pricing results in an estimated price and may reduce the possibility that short-term traders could take advantage of potentially "stale" prices of portfolio holdings. However, if cannot eliminate the possibility of excessive short-term trading.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM fund accounts are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Employer-Sponsored Retirement Plans (includes section 401,     $   0 ($25 per AIM fund investment for          $50
403 and                                                                salary deferrals from Employer-
457 plans, and SEP, SARSEP and SIMPLE IRA plans)                       Sponsored Retirement Plans)

Systematic Purchase Plan                                          50                                            50

IRA, Roth IRA or Coverdell ESA                                   250                                            50

All other accounts                                             1,000                                            50
-------------------------------------------------------------------------------------------------------------------------


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, AIM           from your confirmation statement to the
                                       Investment Services, Inc., P.O. Box        transfer agent.
                                       4739, Houston, TX 77210-4739.
By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: AIM
                                       Investment Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank
                                       methods described above.                   Connection--Servicemark-- option on
                                                                                  your completed account application or
                                                                                  complete an AIM Bank Connection form.
                                                                                  Mail the application or form to the
                                                                                  transfer agent. Once the transfer agent
                                                                                  has received the form, call the
                                                                                  transfer agent to place your purchase
                                                                                  order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line at 1-800-246-5463. You may place
                                                                                  your order after you have provided the
                                                                                  bank instructions that will be
                                                                                  requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

GRANDFATHERED INVESTORS

Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by A I M Distributors, Inc. (the "Grandfathered Funds") and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries;
(3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with A I M Distributors, Inc. and/or any of the Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) AIM and INVESCO fund trustees and directors, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families.

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM funds by authorizing the AIM fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $50. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM or INVESCO fund account to one or more other AIM or INVESCO fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another AIM or INVESCO fund is $50.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM or INVESCO fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM or INVESCO fund. You may invest your dividends and distributions (1) into another AIM or INVESCO fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

       You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM fund:

(1) Your account balance (a) in the AIM or INVESCO fund paying the dividend must be at least $5,000; and (b) in the AIM or INVESCO fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM or INVESCO fund.

PORTFOLIO REBALANCING PROGRAM
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM and INVESCO fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM and INVESCO funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM or INVESCO funds for shares of the same class of one or more other AIM or INVESCO funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS
Shares of most of the AIM funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Roth IRAs, SIMPLE IRA plans, SEP/SARSEP plans, 403(b) plans, 401(k) plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEE

You may be charged a 2% redemption fee (on total redemption proceeds) if you redeem, including redeeming by exchange, Class A, Investor Class or Institutional Class (applicable only to INVESCO S&P 500 Index Fund) shares of the following funds (either by selling or

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

exchanging to another AIM fund or INVESCO fund) within 30 days of their purchase:

AIM Asia Pacific Growth Fund  AIM Global Value Fund
AIM Developing Markets Fund   AIM International Emerging Growth Fund
AIM European Growth Fund      AIM International Growth Fund
AIM European Small Company    AIM High Yield Fund
Fund                          AIM Trimark Fund
AIM Global Aggressive Growth  INVESCO International Core Equity Fund
Fund                          INVESCO S&P 500 Index Fund
AIM Global Growth Fund
AIM Global Trends Fund

The redemption fee will be retained by the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.

       The 2% redemption fee will not be charged on transactions involving the following:

(1) total or partial redemptions of shares by omnibus accounts maintained by brokers that do not have the systematic capability to process the redemption fee;

(2) total or partial redemptions of shares by approved fee-based programs that do not have the systematic capability to process the redemption fee;

(3) total or partial redemptions of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code") where the systematic capability to process the redemption fee does not exist;

(4) total or partial redemptions effectuated pursuant to an automatic non-discretionary rebalancing program or a systematic withdrawal plan set up in the funds;

(5) total or partial redemptions requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or
    (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability;

(6) total or partial redemption of shares acquired through investment of dividends and other distributors; or

(7) redemptions initiated by a fund.

The AIM Affiliates' goals are to apply the redemption fee on all classes of shares regardless of the type of account in which such shares are held. This goal is not immediately achievable because of systems limitations and marketplace resistance. Currently, the redemption fee may be applied on Class A and Investor Class shares (and Institutional Shares for INVESCO S&P 500 Index
Fund). AIM expects to charge the redemption fee on all other classes of shares when the funds' transfer agent system has the capability of processing the fee across these other classes. In addition, AIM intends to develop a plan to encourage brokers that maintain omnibus accounts, sponsors of fee-based program accounts and retirement plan administrators for accounts that are exempt from the redemption fee pursuant to the terms above to modify computer programs to impose the redemption fee or to develop alternate processes to monitor and restrict short-term trading activity in the funds. Lastly, the provider of AIM's retirement plan record keeping system is working to enhance the system to facilitate the processing of the redemption fee. Until such computer programs are modified or alternate processes are developed, the fund's ability to assess a redemption fee on these types of share classes and accounts is severely limited. These are reasons why this tool cannot eliminate the possibility of excessive short-term trading activity.

       The funds have the discretion to waive the 2% redemption fee if a fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

       Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III AIM fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III AIM funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line at 1-800-246-5463.
                                   You will be allowed to redeem by telephone
                                   if (1) the proceeds are to be mailed to the
                                   address on record (if there has been no
                                   change communicated to us within the last 30
                                   days) or transferred electronically to a
                                   pre-authorized checking account; (2) you do
                                   not hold physical share certificates; (3)
                                   you can provide proper identification
                                   information; (4) the proceeds of the
                                   redemption do not exceed $250,000; and (5)
                                   you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $100. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS
(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTIONS BY CHECK
(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund, Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and Investor Class shares), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM fund at net asset value in an identically registered account.

       You may, within 120 days after you sell some but not all of your Class A shares of a Category III AIM fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III AIM fund at net asset value in an identically registered account.

       The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

       If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II AIM fund.

       If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

       You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B, Class C and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 ($250 for Investor Class shares) for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 ($250 for Investor Class shares) or by utilizing the Automatic Investment Plan.

       If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM fund for those of another AIM or INVESCO fund. Before requesting an exchange, review the prospectus of the AIM or INVESCO fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

       You may be charged a redemption fee on certain redemptions, including exchanges. See "Redeeming Shares -- Redemption Fee."

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM or INVESCO fund.

You may also exchange:

(1) Class A shares of an AIM or INVESCO fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund for Class A3 shares of an AIM fund;

(3) Class A3 shares of an AIM fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund;

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM fund;

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund) or INVESCO fund;

(7) Investor Class shares of an AIM or INVESCO fund for Class A shares of any AIM fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) or INVESCO fund or Class A3 shares of an AIM fund; or

(8) Class A or A3 shares of an AIM or INVESCO fund for Investor Class shares of any AIM or INVESCO fund as long as you are eligible to purchase Investor Class shares of any AIM or INVESCO fund at the time of exchange.
                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------


       You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

        (a) Class A shares of another AIM or INVESCO fund;

        (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

        (b) Class A shares of another AIM or INVESCO Fund, but only if

           (i)  you acquired the original shares before May 1, 1994; or

           (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

        (a) Class A shares of an AIM or INVESCO fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

           (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

           (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate
                Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares;

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund for Class A shares of a Category III AIM fund after February 16, 2003; or

(2) Class A shares of a Category III AIM fund for Class A shares of another Category III AIM fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III AIM funds purchased at net asset value for Class A shares of a Category I or II AIM fund or Class A shares of an INVESCO fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of a Category I or II AIM or INVESCO fund that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III AIM Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II AIM or INVESCO funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM or INVESCO fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM or INVESCO fund or for Class A shares of any AIM or INVESCO fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II AIM fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II AIM fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM or INVESCO fund into which you are exchanging;
MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- Shares of the AIM or INVESCO fund you wish to acquire must be available for sale in your state of residence;
- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange; and

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM or INVESCO fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM or INVESCO funds or the distributor may modify or terminate this privilege at any time. The AIM or INVESCO fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM or INVESCO funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

       The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

       Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price

                                                                      MCF--02/04

                                 -------------
                                 THE AIM FUNDS
                                 -------------

purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM fund during the prior year.

       Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM or INVESCO fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

       INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

       The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Weingarten Fund
   SEC 1940 Act file number: 811-1424

----------------------------------------

AIMinvestments.com     WEI-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919



THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246



THIS STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2004, RELATES TO THE CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES, AS APPLICABLE, OF THE FOLLOWING PROSPECTUSES:



               FUND                                        DATED
        AIM AGGRESSIVE GROWTH FUND                   FEBRUARY 27, 2004
         AIM BASIC VALUE II FUND                     FEBRUARY 27, 2004
            AIM BLUE CHIP FUND                       FEBRUARY 27, 2004
       AIM CAPITAL DEVELOPMENT FUND                  FEBRUARY 27, 2004
             AIM CHARTER FUND                        FEBRUARY 27, 2004
          AIM CONSTELLATION FUND                     FEBRUARY 27, 2004
         AIM CORE STRATEGIES FUND                    FEBRUARY 27, 2004
     AIM DENT DEMOGRAPHIC TRENDS FUND                FEBRUARY 27, 2004
      AIM DIVERSIFIED DIVIDEND FUND                  FEBRUARY 27, 2004
         AIM EMERGING GROWTH FUND                    FEBRUARY 27, 2004
      AIM LARGE CAP BASIC VALUE FUND                 FEBRUARY 27, 2004
        AIM LARGE CAP GROWTH FUND                    FEBRUARY 27, 2004
         AIM MID CAP GROWTH FUND                     FEBRUARY 27, 2004
           AIM U.S. GROWTH FUND                      FEBRUARY 27, 2004
           AIM WEINGARTEN FUND                       FEBRUARY 27, 2004

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                               PAGE
GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         Fund History.............................................................................................1
         Shares of Beneficial Interest............................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS..........................................................4
         Classification...........................................................................................4
         Investment Strategies and Risks..........................................................................4
                  Equity Investments..............................................................................8
                  Foreign Investments.............................................................................8
                  Debt Investments...............................................................................10
                  Other Investments..............................................................................11
                  Investment Techniques..........................................................................11
                  Derivatives....................................................................................16
                  Additional Securities or Investment Techniques.................................................22
         Fund Policies...........................................................................................23
         Temporary Defensive Positions...........................................................................26

MANAGEMENT OF THE TRUST..........................................................................................26
         Board of Trustees.......................................................................................26
         Management Information..................................................................................26
                  Trustee Ownership of Fund Shares...............................................................27
                  Factors Considered in Approving the Investment Advisory Agreement..............................28
         Compensation............................................................................................28
                  Retirement Plan For Trustees...................................................................28
                  Deferred Compensation Agreements...............................................................29
                  Purchase of Class A Shares of the Funds at Net Asset Value.....................................29
         Codes of Ethics.........................................................................................29
         Proxy Voting Policies...................................................................................30

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................30

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................30
         Investment Advisor......................................................................................30
         Investment Sub-Advisor..................................................................................32
         Service Agreements......................................................................................33
         Other Service Providers.................................................................................33

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................34
         Brokerage Transactions..................................................................................34
         Commissions.............................................................................................35
         Brokerage Selection.....................................................................................35
         Directed Brokerage (Research Services)..................................................................36
         Regular Brokers or Dealers..............................................................................36
         Allocation of Portfolio Transactions....................................................................36
         Allocation of Initial Public Offering ("IPO") Transactions..............................................36

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................37
         Purchase and Redemption of Shares.......................................................................37
         Offering Price..........................................................................................53
         Redemption In Kind......................................................................................54
         Backup Withholding......................................................................................55

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................55
         Dividends and Distributions.............................................................................55
         Tax Matters.............................................................................................56

DISTRIBUTION OF SECURITIES.......................................................................................63
         Distribution Plans......................................................................................63
         Distributor.............................................................................................65

CALCULATION OF PERFORMANCE DATA..................................................................................66

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................A-1

TRUSTEES AND OFFICERS...........................................................................................B-1

TRUSTEE COMPENSATION TABLE......................................................................................C-1

PROXY VOTING POLICIES...........................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................E-1

MANAGEMENT FEES.................................................................................................F-1

ADMINISTRATIVE SERVICES FEES....................................................................................G-1

BROKERAGE COMMISSIONS...........................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF

REGULAR BROKERS OR DEALERS......................................................................................I-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS.........................................J-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS...................................................K-1

TOTAL SALES CHARGES.............................................................................................L-1

PERFORMANCE DATA................................................................................................M-1

PENDING LITIGATION..............................................................................................N-1

FINANCIAL STATEMENTS.............................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Equity Funds (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of fifteen separate portfolios: AIM Aggressive Growth Fund, AIM Basic Value II Fund (which is not currently offered to the public), AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Core Strategies Fund (which is not currently offered to the public), AIM Dent Demographic Trends Fund, AIM Diversified Dividend Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM U.S. Growth Fund (which is not currently offered to the public), and AIM Weingarten Fund (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Basic Value II Fund, AIM Core Strategies Fund, AIM Diversified Dividend Fund and AIM U.S. Growth Fund commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund.

SHARES OF BENEFICIAL INTEREST


         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.


         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

         Each Fund offers separate classes of shares as follows:



                  FUND                      CLASS A     CLASS B     CLASS C     CLASS R    INSTITUTIONAL   INVESTOR
                                                                                               CLASS         CLASS
                  ----                      -------     -------     -------     -------    -------------   --------
AIM Aggressive Growth Fund                     X           X           X           X             X

AIM Basic Value II Fund                        X           X           X

AIM Blue Chip Fund                             X           X           X           X             X             X

AIM Capital Development Fund                   X           X           X           X             X

AIM Charter Fund                               X           X           X           X             X

AIM Constellation Fund                         X           X           X           X             X

AIM Core Strategies Fund                       X           X           X

AIM Dent Demographic Trends Fund               X           X           X

AIM Diversified Dividend Fund                  X           X           X

AIM Emerging Growth Fund                       X           X           X

AIM Large Cap Basic Value Fund                 X           X           X           X                           X

AIM Large Cap Growth Fund                      X           X           X           X                           X

AIM Mid Cap Growth Fund                        X           X           X           X

AIM U.S. Growth Fund                           X           X           X

AIM Weingarten Fund                            X           X           X           X             X


         This Statement of Additional Information relates solely to the Class A, Class B, Class C, Class R and Investor Class shares, if applicable, of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, are discussed in a separate Statement of Additional Information and are available to the following:


         o  banks and trust companies acting in a fiduciary or similar capacity;

         o  bank and trust company common and collective trust funds;

         o  banks and trust companies investing for their own account;

         o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

         o  retirement plans; and

         o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement.

         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM Emerging Growth Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                    AIM EQUITY FUNDS
                                                                    SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
           FUND
                                AIM                                                                   AIM
                    AIM        Basic   AIM        AIM                                   AIM           Dent          AIM
SECURITY/        Aggressive    Value   Blue      Capital       AIM         AIM          Core      Demographic    Diversified
INVESTMENT         Growth       II     Chip    Development   Charter  Constellation  Strategies      Trends       Dividend
TECHNIQUE           Fund       Fund    Fund       Fund        Fund        Fund          Fund          Fund          Fund
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
                                                                                   EQUITY INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Common Stock          X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Preferred Stock       X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Convertible           X         X       X          X           X            X            X             X             X
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Alternative
Entity                X         X       X          X           X            X            X             X             X
Securities
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  FOREIGN INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Foreign               X         X       X          X           X            X            X             X             X
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Foreign
Government            X         X       X          X           X            X            X             X             X
Obligations
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Foreign
Exchange              X         X       X          X           X            X            X             X             X
Transactions
-----------------------------------------------------------------------------------------------------------------------------
                                                                           DEBT INVESTMENTS FOR EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------
U.S.
Government            X         X       X          X           X            X            X             X             X
Obligations
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Liquid Assets         X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Investment
Grade
Corporate Debt        X         X       X          X           X            X            X             X             X
Obligations
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Junk Bonds
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   OTHER INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
REITs                 X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Other
Investment            X         X       X          X           X            X            X             X             X
Companies
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Defaulted
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Municipal
Forward
Contracts
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
           FUND               AIM
                             Large     AIM      AIM
                    AIM       Cap     Large     Mid       AIM
SECURITY/         Emerging   Basic     Cap      Cap      U.S.        AIM
INVESTMENT         Growth    Value   Growth    Growth   Growth   Weingarten
TECHNIQUE           Fund      Fund    Fund      Fund     Fund       Fund
---------------- ---------- ------- --------- -------- --------- ------------

-----------------------------------------------------------------------------
Common Stock         X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Preferred Stock      X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Convertible          X        X        X         X        X           X
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Alternative
Entity               X        X        X         X        X           X
Securities
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Foreign              X        X        X         X        X           X
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Foreign
Government           X        X        X         X        X           X
Obligations
---------------- ---------- ------- --------- -------- --------- ------------
Foreign
Exchange             X        X        X         X        X           X
Transactions
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S.
Government           X        X        X         X        X           X
Obligations
---------------- ---------- ------- --------- -------- --------- ------------
Liquid Assets        X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Investment
Grade
Corporate Debt       X        X        X         X        X           X
Obligations
---------------- ---------- ------- --------- -------- --------- ------------
Junk Bonds
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
REITs                X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Other
Investment           X        X        X         X        X           X
Companies
---------------- ---------- ------- --------- -------- --------- ------------
Defaulted
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Municipal
Forward
Contracts
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                    AIM EQUITY FUNDS
                                                                    SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
           FUND
                                AIM                                                                   AIM
                    AIM        Basic   AIM        AIM                                   AIM           Dent          AIM
SECURITY/        Aggressive    Value   Blue      Capital       AIM         AIM          Core      Demographic    Diversified
INVESTMENT         Growth       II     Chip    Development   Charter  Constellation  Strategies      Trends       Dividend
TECHNIQUE           Fund       Fund    Fund       Fund        Fund        Fund          Fund          Fund          Fund
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Variable or
Floating Rate
Instruments
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Indexed
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Zero-Coupon
and
Pay-in-Kind
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Synthetic
Municipal
Instruments
-----------------------------------------------------------------------------------------------------------------------------
                                                                                 INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
Delayed               X         X       X          X           X            X            X             X             X
Delivery
Transactions
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
When-Issued           X         X       X          X           X            X            X             X             X
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Short Sales           X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Margin
Transactions
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Swap Agreements       X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Interfund Loans       X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Borrowing             X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Lending               X         X       X          X           X            X            X             X             X
Portfolio
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Repurchase            X         X       X          X           X            X            X             X             X
Agreements
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Reverse
Repurchase                                                     X                         X             X             X
Agreements
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Dollar Rolls                    X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Illiquid              X         X       X          X           X            X            X             X             X
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Rule 144A             X         X       X          X           X            X            X             X             X
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Unseasoned                                                     X                         X             X             X
Issuers
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
           FUND               AIM
                             Large     AIM      AIM
                    AIM       Cap     Large     Mid       AIM
SECURITY/         Emerging   Basic     Cap      Cap      U.S.        AIM
INVESTMENT         Growth    Value   Growth    Growth   Growth   Weingarten
TECHNIQUE           Fund      Fund    Fund      Fund     Fund       Fund
---------------- ---------- ------- --------- -------- --------- ------------
Variable or
Floating Rate
Instruments
---------------- ---------- ------- --------- -------- --------- ------------
Indexed
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Zero-Coupon
and
Pay-in-Kind
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Synthetic
Municipal
Instruments
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Delayed              X        X        X         X        X           X
Delivery
Transactions
---------------- ---------- ------- --------- -------- --------- ------------
When-Issued          X        X        X         X        X           X
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Short Sales          X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Margin
Transactions
---------------- ---------- ------- --------- -------- --------- ------------
Swap Agreements      X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Interfund Loans      X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Borrowing            X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Lending              X        X        X         X        X           X
Portfolio
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Repurchase           X        X        X         X        X           X
Agreements
---------------- ---------- ------- --------- -------- --------- ------------
Reverse
Repurchase           X        X                  X
Agreements
---------------- ---------- ------- --------- -------- --------- ------------
Dollar Rolls
---------------- ---------- ------- --------- -------- --------- ------------
Illiquid             X        X        X         X        X           X
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Rule 144A            X        X        X         X        X           X
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Unseasoned           X        X                  X        X
Issuers
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                    AIM EQUITY FUNDS
                                                                    SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
           FUND
                                AIM                                                                   AIM
                    AIM        Basic   AIM        AIM                                   AIM           Dent          AIM
SECURITY/        Aggressive    Value   Blue      Capital       AIM         AIM          Core      Demographic    Diversified
INVESTMENT         Growth       II     Chip    Development   Charter  Constellation  Strategies      Trends       Dividend
TECHNIQUE           Fund       Fund    Fund       Fund        Fund        Fund          Fund          Fund          Fund
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Sale of Money
Market
Securities
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Standby
Commitments
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      DERIVATIVES
-----------------------------------------------------------------------------------------------------------------------------
Equity-Linked         X         X       X          X           X            X            X             X             X
Derivatives
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Put Options           X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Call Options          X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Straddles             X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Warrants              X         X       X          X           X            X            X             X             X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Futures
Contracts and         X         X       X          X           X            X            X             X             X
Options on
Futures
Contracts
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Forward
Currency              X         X       X          X           X            X            X             X             X
Contracts
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Cover                 X         X       X          X           X            X            X             X             X
-----------------------------------------------------------------------------------------------------------------------------
                                                                     ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
-----------------------------------------------------------------------------------------------------------------------------
Special                                                                     X
Situations
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Privatizations                  X
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Commercial                      X
Bank
Obligations
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
Master Limited                                                                                                       X
Partnerships
---------------- ------------ ------ -------- ------------- --------- -------------- ----------- -------------- ------------
-----------------------------------------------------------------------------


-----------------------------------------------------------------------------
           FUND               AIM
                             Large     AIM      AIM
                    AIM       Cap     Large     Mid       AIM
SECURITY/         Emerging   Basic     Cap      Cap      U.S.        AIM
INVESTMENT         Growth    Value   Growth    Growth   Growth   Weingarten
TECHNIQUE           Fund      Fund    Fund      Fund     Fund       Fund
---------------- ---------- ------- --------- -------- --------- ------------
Sale of Money
Market
Securities
---------------- ---------- ------- --------- -------- --------- ------------
Standby
Commitments
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Equity-Linked        X        X        X         X        X           X
Derivatives
---------------- ---------- ------- --------- -------- --------- ------------
Put Options          X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Call Options         X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Straddles            X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Warrants             X        X        X         X        X           X
---------------- ---------- ------- --------- -------- --------- ------------
Futures
Contracts and        X        X        X         X        X           X
Options on
Futures
Contracts
---------------- ---------- ------- --------- -------- --------- ------------
Forward
Currency             X        X        X         X        X           X
Contracts
---------------- ---------- ------- --------- -------- --------- ------------
Cover                X        X        X         X        X           X
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Special
Situations
---------------- ---------- ------- --------- -------- --------- ------------
Privatizations
---------------- ---------- ------- --------- -------- --------- ------------
Commercial
Bank
Obligations
---------------- ---------- ------- --------- -------- --------- ------------
Master Limited
Partnerships
---------------- ---------- ------- --------- -------- --------- ------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities, and AIM U.S. Growth Fund may invest up to 20% of its net assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         Risks of Developing Countries. Each Fund may invest up to 5%, except that AIM Dent Demographic Trends Fund may invest up to 10%, of their respective total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.


         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds".

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward currency contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non convertible corporate debt securities rated below investment grade by Standard and Poor's ratings Services ("S&P") and Moody's Investors Services ("Moody's") or in unrated non-convertible corporate debt securities believed by the Fund's Investment advisor to be below investment grade quality.


         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds (as defined herein) and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund borrowings are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.


         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives

         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into, or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover the transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options.
This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover".


         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.


         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."


         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.


         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


(6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.

         PRIVATIZATIONS. AIM Basic Value II Fund may invest in privatizations. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). AIM believes that privatizations may offer opportunities for significant capital appreciation and intend to invest in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities to participate in privatizations may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

         COMMERCIAL BANK OBLIGATIONS. For the purpose of AIM Basic Value II Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although the Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of the

Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

         MASTER LIMITED PARTNERSHIPS ("MLPS"). AIM Diversified Dividend Fund may invest in MLPs. MLPs are securities through which the operating results of businesses are passed on to unitholders of MLPs. Operating earnings flow directly to the unitholders in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.


FUND POLICIES

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the

Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


         ADDITIONAL NON-FUNDAMENTAL POLICIES.  As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) AIM Mid Cap Growth Fund normally invests at least 80% of its assets in securities of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (3) AIM Large Cap Basic Value Fund normally invests at least 80% of its assets in securities of large-capitalization companies that offer potential for capital growth, and may offer potential for current income. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (4) AIM Large Cap Growth Fund normally invests at least 80% of its assets in securities of large-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (5) AIM Diversified Dividend Fund normally invests at least 80% of its assets in dividend-paying equity securities. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (6) AIM U.S. Growth Fund normally invests at least 80% of its assets in core growth securities of market-leading U.S. companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (7) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board of Trustees are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing issues.



         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) to assist the Board's oversight of the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, to pre-approve all permissible non-audit services provided to the Funds by its independent auditors; (vi) to pre-approve, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, to prepare an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended October 31, 2003, the Audit Committee held [seven] meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S. Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the

Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2003, the Governance Committee held [five] meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker, Bayley, Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended October 31, 2003, the Investments Committee held [four] meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2003, the Valuation Committee held [one] meeting.



         The members of the Special Committee Relating to Market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2003, the Special Committee Relating to Market Timing issues did not meet.



Trustee Ownership of Fund Shares


         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement

         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 13-14, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds and/or INVESCO Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund and/or INVESCO Fund from which they are deferring compensation.


Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust, AIM Distributors, A I M Capital Management, Inc. (the "Sub-Advisor") and H.S. Dent Advisors, Inc. (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions;

however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

PROXY VOTING POLICIES

         The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor wll vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.

         Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor(s) to the Funds are not exclusive and AIM and the sub-advisor(s) are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


                         FUND NAME                                       NET ASSETS                   ANNUAL RATE
------------------------------------------------------------ ------------------------------------ --------------------
AIM Aggressive Growth Fund                                   First $150 million                          0.80%
                                                             Amount over $150 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Blue Chip Fund                                           First $350 million                          0.75%
AIM Capital Development Fund                                 Amount over $350 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Charter Fund                                             First $30 million                           1.00%
AIM Constellation Fund*                                      Next $120 million                           0.75%
                                                             Amount over $150 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Basic Value II Fund                                      First $1 billion                            0.75%
AIM U.S. Growth Fund                                         Next $1 billion                             0.70%
                                                             Amount over $2 billion                      0.65%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Core Strategies Fund                                     First $1 billion                            0.75%
AIM Diversified Dividend Fund                                Next $1 billion                             0.70%
                                                             Amount over $2 billion                      0.625%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Dent Demographic Trends Fund                             First $2 billion                            0.85%
                                                             Amount over $2 billion                      0.80%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Emerging Growth Fund                                     First $1 billion                            0.85%
                                                             Amount over $1 billion                      0.80%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Large Cap Basic Value Fund                               First $1 billion                            0.60%
                                                             Next $1 billion                             0.575%
                                                             Amount over $2 billion                      0.55%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Large Cap Growth Fund                                    First $1 billion                            0.75%
                                                             Next $1 billion                             0.70%
                                                             Amount over $2 billion                      0.625%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Mid Cap Growth Fund                                      First $1 billion                            0.80%
                                                             Amount over $1 billion                      0.75%
------------------------------------------------------------ ------------------------------------ --------------------

AIM Weingarten Fund                                          First $30 million                           1.00%
                                                             Next $320 million                           0.75%
                                                             Amount over $350 million                    0.625%
------------------------------------------------------------ ------------------------------------ --------------------


* See currently effective fee disclosure below.

         AIM has voluntarily agreed to waive advisory fees payable by AIM Constellation Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies."

         AIM has contractually agreed through October 31, 2004 to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, fund merger and reorganization expenses, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for AIM Diversified Dividend Fund's Class A, Class B and Class C shares to the extent necessary to limit the total operating expenses of Class A shares to 1.50% (e.g., if AIM waives 2.76% of Class A expenses, AIM will also waive 2.76% of Class B and Class C expenses).

INVESTMENT SUB-ADVISOR

         AIM has entered into a Master Sub-Advisory contract with A I M Capital Management, Inc. ("AIM Capital") to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.

         For the services to be rendered by AIM Capital, under its Master Sub-Advisory Contract, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.

         AIM has entered into a Master Sub-Advisory Agreement with H.S. Dent Advisors, Inc. ("Dent Advisors") to provide investment sub-advisory services to AIM Dent Demographic Trends Fund. Dent Advisors is registered as an investment advisor under the Advisers Act. The Fund is managed by investment managers who utilize Dent Advisors' research and analysis regarding economic and demographic trends.

         For the services to be rendered by Dent Advisors under its Master Sub-Advisory Contract, the Advisor will pay to Dent Advisors a fee which will be computed daily and paid as of the last day of each month on the basis of the AIM Dent Demographic Trends Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.13% of the first $1 billion of AIM Dent Demographic Trends Fund's average daily net assets, plus 0.10% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix G.

OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc., formerly AIM Fund Services, Inc., ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


         Primerica Shareholder Services, Inc. ("PSS"), 3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001 has also entered into an agreement with the Trust (and certain other AIM Funds) and AISI pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).

         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.


         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities' depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.


         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected Ernst & Young LLP, 1401 McKinney, Suite 1200, Houston, Texas 77010, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         Each Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, each Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM and/or the Sub-Advisor(s) makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31 are found in Appendix H.

COMMISSIONS

         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of brokerage business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. AIM will not enter into a binding commitment with brokers to place trades with such brokers involving brokerage commissions in precise amounts.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2003 are found in Appendix I.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2003 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving 40 basis point allocation (founded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors or employees, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.


         When any AIM funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund


         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.

         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.

CATEGORY I FUNDS

AIM Aggressive Growth Fund                 AIM Dent Demographic Trends Fund
AIM Asia Pacific Growth Fund               AIM Diversified Dividend Fund
AIM Basic Value Fund                       AIM Emerging Growth Fund
AIM Blue Chip Fund                         AIM European Growth Fund
AIM Capital Development Fund               AIM European Small Company Fund
AIM Charter Fund                           AIM Global Utilities Fund
AIM Constellation Fund                     AIM Global Value Fund

AIM International Emerging Growth Fund     AIM Opportunities III Fund
AIM Large Cap Basic Value Fund             AIM Premier Equity Fund
AIM Large Cap Growth Fund                  AIM Premier Equity II Fund
AIM Libra Fund                             AIM Select Equity Fund
AIM Mid Cap Basic Value Fund               AIM SmallCap Equity Fund
AIM Mid Cap Core Equity Fund               AIM Small Cap Growth Fund
AIM Mid Cap Growth Fund                    AIM Weingarten Fund
AIM Opportunities I Fund
AIM Opportunities II Fund


                                                                                                  Dealer
                                                               Investor's Sales Charge          Concession
                                                               -----------------------          ----------

                                                                   As a          As a              As a
                                                                Percentage    Percentage         Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction(1)                          Price       Invested            Price
                 -------------------------                     ------------- ------------      -------------
                           Less than $   25,000                     5.50%        5.82%             4.75%
              $ 25,000 but less than $   50,000                     5.25         5.54              4.50
              $ 50,000 but less than $  100,000                     4.75         4.99              4.00
              $100,000 but less than $  250,000                     3.75         3.90              3.00
              $250,000 but less than $  500,000                     3.00         3.09              2.50
              $500,000 but less than $1,000,000                     2.00         2.04              1.60

(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.


CATEGORY II FUNDS


AIM Balanced Fund                      AIM Global Trends Fund
AIM Basic Balanced Fund                AIM High Income Municipal Fund
AIM Developing Markets Fund            AIM High Yield Fund
AIM Global Aggressive Growth Fund      AIM Income Fund
AIM Global Growth Fund                 AIM Intermediate Government Fund
AIM Global Health Care Fund            AIM Municipal Bond Fund
                                       AIM Real Estate Fund
                                       AIM Total Return Bond Fund


                                                                                                  Dealer
                                                               Investor's Sales Charge          Concession
                                                               -----------------------          ----------

                                                                   As a          As a              As a
                                                                Percentage    Percentage         Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction                             Price       Invested            Price
                 -------------------------                     ------------- ------------      -------------
                           Less than $   50,000                    4.75%         4.99%              4.00%
              $ 50,000 but less than $  100,000                    4.00          4.17               3.25
              $100,000 but less than $  250,000                    3.75          3.90               3.00
              $250,000 but less than $  500,000                    2.50          2.56               2.00
              $500,000 but less than $1,000,000                    2.00          2.04               1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                                  Dealer
                                                               Investor's Sales Charge          Concession
                                                               -----------------------          ----------

                                                                   As a          As a              As a
                                                                Percentage    Percentage         Percentage
                                                               of the Public  of the Net       of the Public
                  Amount of Investment in                        Offering       Amount           Offering
                    Single Transaction                             Price       Invested            Price
                 -------------------------                     ------------- ------------      -------------
                          Less than $   100,000                    1.00%         1.01%             0.75%
              $100,000 but less than $  250,000                    0.75          0.76              0.50
              $250,000 but less than $1,000,000                    0.50          0.50              0.40

         Beginning on October 31, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.

         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.

         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.

         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:

                               PERCENT OF PURCHASE

                               1% of the first $2 million

                               plus 0.80% of the next $1 million

                               plus 0.50% of the next $17 million

                               plus 0.25% of amounts in excess of $20 million



         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).

         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.

         If an investor made a Large Purchase of Class A shares and a Category I or II Fund on and after November 15, 2001 and through October 31, 2002 exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund may not be exchanged for Class A shares of a Category III Fund.

         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.

         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay any additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.

         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):

                               PERCENT OF PURCHASE

                              0.50% of the first $20 million

                              plus 0.25% of amounts in excess of $20 million

         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.

         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.

         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS

         o an individual (including his or her spouse or domestic partner, and children);

         o  any trust established exclusively for the benefit of an individual;
            and

         o a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

         o a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).

EMPLOYER-SPONSORED RETIREMENT PLANS

         o a retirement plan maintained pursuant to Section 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:

            a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);

            b. each transmittal is accompanied by a single check or wire transfer; and

            c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.

TRUSTEES AND FIDUCIARIES

         o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.

OTHER GROUPS

         o any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:

            a.  the organization has been in existence for at least six months;
                and

            b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.

LETTERS OF INTENT

         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI.

         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the Account Application and by signing the Account Application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:

     Calculating the Initial Sales Charge

     o Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

     o It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

     o The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

     o Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

     Calculating the Number of Shares to be Purchased

     o Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

     o Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

     o If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

     o The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

     Fulfilling the Intended Investment

     o By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

     o To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

     o If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

     Canceling the LOI

o If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

o If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

     Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

     LOIs and Contingent Deferred Sales Charges

         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.

RIGHTS OF ACCUMULATION

         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.

         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.

         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.

         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund and Investor Class shares of any kind will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

     o Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or

     o Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.

         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

     o   AIM Management and its affiliates, or their clients;

     o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds--Registered Trademark--, and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

     o Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

     o   Purchases through approved fee-based programs;

     o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above provided that:

              a.  a plan's initial investment is at least $1 million;

              b.  the employer or plan sponsor signs a $1 million LOI;

              c. there are at least 100 employees eligible to participate in the plan; or

              d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

              e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and

              f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;

     o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;

     o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

     o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

     o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

     o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

     o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

     o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

     o   Shareholders of Investor Class shares of an AIM Fund;

     o   Qualified Tuition Programs created and maintained in accordance with
         Section 529 of the Code;

     o Initial purchases made by Qualified Purchasers, as defined above, within one (1) year after the registered representative who services their account(s) has become affiliated with a selling group member with which AIM Distributors has entered into a written agreement; and

     o Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.

         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o   the reinvestment of dividends and distributions from a Fund;

     o   exchanges of shares of certain Funds;

     o   use of the reinstatement privilege; or

     o   a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares

         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.

Purchases of Class C Shares

         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.

Purchases of Class R Shares

         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:

                         PERCENT OF CUMULATIVE PURCHASES

                    0.75% of the first $5 million

                    plus 0.50% of amounts in excess of $5 million

         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).

Purchases of Investor Class Shares

         Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. AIM Distributors may pay dealers and institutions an annual fee of 0.25% of average daily net assets and such payments will commence immediately.

Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AISI at (800) 959-4246. If a shareholder is unable to reach AISI by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AISI as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AISI and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


Redemptions


         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AISI, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), present or future, with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.



         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AISI and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AISI. To provide funds for payments made under the Systematic Redemption Plan, AISI redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R Shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares

         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         o Redemptions of shares of Category I or II Funds held more than 18 months;

         o Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;

         o Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;

         o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

         o   Redemptions from private foundations or endowment funds;

         o Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

         o Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;

         o Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;

         o Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;

         o Redemption of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002 with respect to Category III Funds unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;

         o Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares;

         o Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase; and

         o Redemptions of shares of Category I or II Funds held by an Investor Class shareholder.

         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:

         o Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;

         o Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

         o Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;

         o Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;

         o Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;

         o Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;

         o Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section
             1.401(k)-1(d)(2)); and

         o Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:

         o Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

         o Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and

         o   Investment account(s) of AIM.

CDSCs will not apply to the following redemptions of Class C shares:

         o A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

         o A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;

         o Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and

         o Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.

CDSCs will not apply to the following redemptions of Class R shares:

         o Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and

         o Redemptions of shares held by retirement plans in cases where (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.

General Information Regarding Purchases, Exchanges and Redemptions


         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AISI with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AISI in its sole discretion.



         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AISI. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.


         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AISI's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AISI will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AISI.



         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AISI as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AISI in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AISI and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AISI and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AISI reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.



         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AISI nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.



         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AISI maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AISI. Upon receiving returned mail, AISI will attempt to locate the investor or rightful owner of the account. If unsuccessful, AISI will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AISI is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.


OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.

         For example, at the close of business on October 31, 2002, AIM Aggressive Growth Fund - Class A shares had a net asset value per share of $7.30. The offering price, assuming an initial sales charge of 5.50%, therefore was $7.72.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of a Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold, 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         1.       the investor fails to furnish a correct TIN to the Fund;

         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;

         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.


         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         It is the present policy of each Fund, except for AIM Diversified Dividend Fund, to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain by the end of each taxable year, except for AIM Diversified Dividend Fund as noted below. In the case of AIM Diversified Dividend Fund, it is the policy to declare and pay quarterly net investment income dividends and declare and pay annually any capital gain distributions. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principles under the 1940 Act and the Code.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.

         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss (except in certain cases for which an election may be made to treat as capital gain/loss).


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income, qualified dividend income, or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other noncorporate taxpayers to the extent discussed below.

         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Fund's fiscal year ending October 31, 2003 may be taxable at a maximum rate of 20%. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.


         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividends received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.

         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund).

Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.



         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.



         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 27, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS

         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares, Class R shares and Investor Class shares, if applicable (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

                                                                                                        INVESTOR
FUND                                         CLASS A       CLASS B        CLASS C        CLASS R          CLASS
----                                         -------       -------        -------        -------        --------
AIM Aggressive Growth Fund                     0.25%        1.00%          1.00%           0.50%           N/A
AIM Basic Value II Fund                        0.35%        1.00%          1.00%            N/A            N/A
AIM Blue Chip Fund                             0.35%        1.00%          1.00%           0.50%          0.25%
AIM Capital Development Fund                   0.35%        1.00%          1.00%           0.50%           N/A
AIM Charter Fund                               0.30%        1.00%          1.00%           0.50%           N/A
AIM Constellation Fund                         0.30%        1.00%          1.00%           0.50%           N/A
AIM Core Strategies Fund                       0.35%        1.00%          1.00%            N/A            N/A
AIM Dent Demographic Trends Fund               0.35%        1.00%          1.00%            N/A            N/A
AIM Diversified Dividend Fund                  0.35%        1.00%          1.00%            N/A            N/A
AIM Emerging Growth Fund                       0.35%        1.00%          1.00%            N/A            N/A
AIM Large Cap Basic Value Fund                 0.35%        1.00%          1.00%           0.50%          0.25%
AIM Large Cap Growth Fund                      0.35%        1.00%          1.00%           0.50%          0.25%
AIM Mid Cap Growth Fund                        0.35%        1.00%          1.00%           0.50%           N/A
AIM U.S. Growth Fund                           0.35%        1.00%          1.00%            N/A            N/A
AIM Weingarten Fund                            0.30%        1.00%          1.00%           0.50%           N/A

         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix J for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended October 31, 2003 and Appendix K for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2003.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B and Class C shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.

         Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in Appendix L.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P    =   a hypothetical initial payment of $1,000;
                T    =   average annual total return (assuming the
                         applicable maximum sales load is deducted at the
                         beginning of the one, five, or ten year periods);
                n    =   number of years; and
                ERV  =   ending redeemable value of a hypothetical $1,000
                         payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C, Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix M.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value and (4) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                   P(1+U) =ERV

Where           P    =   a hypothetical initial payment of $1,000;
                U    =   average annual total return assuming payment of only a
                         stated portion of, or none of, the applicable maximum
                         sales load at the beginning of the stated period;
                n    =   number of years; and

                ERV  =   ending redeemable value of a hypothetical $1,000
                         payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where           P    =   a hypothetical initial payment of $1,000;
                V    =   cumulative total return assuming payment of all of, a
                         stated portion of, or none of, the applicable maximum
                         sales load at the beginning of the stated period; and
                ERV  =   ending redeemable value of a hypothetical $1,000
                         payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R and Investor Class shares, if applicable, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix M.


Calculation of Certain Performance Data

         Funds offering Class R shares may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in each Fund's advertisements and other sales material. If the Fund's Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Fund's Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Fund's Class R shares since their inception and the restated historical performance of the Fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Fund's Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Fund's Class R shares.

         AIM Blue Chip Fund, AIM Large Cap Basic Value Fund and AIM Large Cap Growth Fund may also use a restated or a blended performance calculation to derive certain performance data shown for each Fund's Investor class shares in this Statement of Additional Information and in each Fund's advertisements and other sales material. If each Fund's Investor Class shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of each Fund's Class A shares at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If each Fund's Investor Class shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of each Fund's Investor Class shares since their inception and the restated historical performance of each Fund's Class A shares (for periods prior to inception of the Investor Class shares) at net asset value and reflecting the Rule 12b-1 fees applicable to the Class A shares. If each Fund's Investor Class shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of each Fund's Investor Class shares.

         A restated or blended performance calculation may be used to derive (i) each Fund's standardized average annual total returns over a stated period and
(ii) each Fund's non-standardized cumulative total returns over a stated period.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                       n
                                 P(1+T)  = ATV
                                               D

Where           P     =   a hypothetical initial payment of $1,000;
                T     =   average annual total return (after taxes on
                          distributions);
                n     =   number of years; and
                ATV   =   ending value of a hypothetical $1,000 payment made at
                   D      the beginning of the one, five, or ten year periods
                          (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.

         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix M.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:
                                       n
                                 P(1+T)  = ATV
                                              DR

Where           P     =   a hypothetical initial payment of $1,000;
                T     =   average annual total return (after taxes on
                          distributions and redemption);
                n     =   number of years; and
                ATV   =   ending value of a hypothetical $1,000 payment made at
                   DR     the beginning of the one, five, or ten year periods
                          (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.

         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Investor Class shares does not reflect a deduction of any sales charge since that class is sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B, Class C and Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix M.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the IPO market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

         Advertising Age                    Forbes                              Nation's Business
         Barron's                           Fortune                             New York Times
         Best's Review                      Hartford Courant                    Pension World
         Broker World                       Inc.                                Pensions & Investments
         Business Week                      Institutional Investor              Personal Investor
         Changing Times                     Insurance Forum                     Philadelphia Inquirer
         Christian Science Monitor          Insurance Week                      USA Today
         Consumer Reports                   Investor's Business Daily           U.S. News & World Report
         Economist                          Journal of the American             Wall Street Journal
         FACS of the Week                      Society of CLU & ChFC            Washington Post
         Financial Planning                 Kiplinger Letter                    CNN
         Financial Product News             Money                               CNBC
         Financial Services Week            Mutual Fund Forecaster              PBS
         Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                                    Stanger
         Donoghue's                                           Weisenberger
         Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


         Lipper Large Cap Core Fund Index                     Russell 1000--Registered Trademark-- Value Index
         Lipper Large Cap Growth Fund Index                   Russell 2500--Trademark-- Index
         Lipper Large Cap Value Fund Index                    Russell 2500--Trademark-- Growth Index
         Lipper Mid Cap Core Fund Index                       Russell 3000--Registered Trademark-- Growth Index
         Lipper MidCap Growth Fund Index                      Russell 3000--Registered Trademark-- Index
         Lipper Multi Cap Growth Fund Index                   Russell MidCap--Registered Trademark-- Growth Index
         Lipper Multi Cap Value Fund Index                    Russell MidCap--Registered Trademark-- Index
         Russell 1000--Registered Trademark-- Growth Index    Standard & Poor's 500 Stock Index
         Russell 1000--Registered Trademark-- Index           Standard & Poor's Mid Cap 400 Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


         From time to time, AIM Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.



PENDING LITIGATION



         A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix N.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                         MOODY'S LONG-TERM DEBT RATINGS

         Moody's corporate ratings areas follows:


         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.

         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

          Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

          Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.

PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.


         Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

          Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

          In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

          In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

          The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

          MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

          Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.


           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         S&P describes its ratings for corporate and municipal bonds as follows:

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

NR: Not Rated.


                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).


                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          These categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.


                        S&P SHORT-TERM MUNICIPAL RATINGS

          An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).

          Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.


                      FITCH SPECULATIVE GRADE BOND RATINGS

BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

CC: Default of some kind appears probable.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.


                         FITCH SHORT-TERM CREDIT RATINGS

          The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of January 1, 2004



================================================================================
    The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 200 portfolios in the AIM
       Funds complex. Column two below includes length of time served with predecessor entities, if any.
================================================================================



                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- -----------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------
                                    1988     Director and Chairman, A I M Management Group      None
Robert H. Graham(1) -- 1946                  Inc. (financial services holding company); and
Trustee, Chairman and President              Director and Vice Chairman, AMVESCAP PLC and
                                             Chairman of AMVESCAP PLC - AIM Division (parent
                                             of AIM and a global investment management firm)

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered
                                             broker dealer), AIM Investment Services, Inc.
                                             (registered transfer agent), and Fund Management
                                             Company (registered broker dealer); and Chief
                                             Executive Officer, AMVESCAP PLC - Managed Products
-------------------------------- ----------- -------------------------------------------------- -----------------------

                                    2003     Director, President and Chief Executive Officer,   None
Mark H. Williamson(2) -- 1951                A I M Management Group Inc. (financial services
Trustee and Executive Vice                   holding company); Director, Chairman and
President                                    President, A I M Advisors, Inc. (registered
                                             investment advisor); Director, A I M Capital
                                             Management, Inc. (registered investment advisor)
                                             and A I M Distributors, Inc. (registered broker
                                             dealer); Director and Chairman, AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); and Chief Executive Officer, AMVESCAP
                                             PLC - AIM Division (parent of AIM and a global
                                             investment management firm)

                                             Formerly: Director, Chairman, President and Chief
                                             Executive Officer, INVESCO Funds Group, Inc. and
                                             INVESCO Distributors, Inc.; Chief Executive
                                             Officer, AMVESCAP PLC - Managed Products; Chairman
                                             and Chief Executive Officer


--------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- -----------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------
                                             of NationsBanc Advisors, Inc.; and Chairman of
                                             NationsBanc Investments, Inc.
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------

Bob R. Baker - 1936                 2003     Retired                                            None
Trustee
                                             Formerly:  President and Chief Executive
                                             Officer, AMC Cancer Research Center; and
                                             Chairman and Chief Executive Officer, First
                                             Columbia Financial Corporation

-------------------------------- ----------- -------------------------------------------------- -----------------------

Frank S. Bayley -- 1939          2001        Of Counsel, law firm of Baker & McKenzie           Badgley Funds, Inc.
Trustee                                                                                         (registered
                                             Formerly:  Partner, law firm of Baker & McKenzie   investment company)
-------------------------------- ----------- -------------------------------------------------- -----------------------

James T. Bunch - 1942            2003        Co-President and Founder, Green, Manning & Bunch   None
Trustee                                      Ltd., (investment banking firm); and Director,
                                             Policy Studies, Inc. and Van Gilder Insurance
                                             Corporation

                                             Formerly:  General Counsel and Director,
                                             Boettcher & Co.; and Chairman and Managing
                                             Partner, law firm of Davis, Graham & Stubbs

-------------------------------- ----------- -------------------------------------------------- -----------------------

Bruce L. Crockett -- 1944        1993        Chairman, Crockett Technology Associates           ACE Limited
Trustee                                      (technology consulting company)                    (insurance company);
                                                                                                and Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)
-------------------------------- ----------- -------------------------------------------------- -----------------------

Albert R. Dowden -- 1941         2000        Director of a number of public and private         Cortland Trust, Inc.
Trustee                                      business corporations, including the Boss Group,   (Chairman)
                                             Ltd. (private investment and management) and       (registered
                                             Magellan Insurance Company                         investment company);
                                                                                                Annuity and Life Re
                                             Formerly:  Director, President and Chief           (Holdings), Ltd.
                                             Executive Officer, Volvo Group North America,      (insurance company)
                                             Inc.; Senior Vice President, AB Volvo; and
                                             director of various affiliated Volvo companies
-------------------------------- ----------- -------------------------------------------------- -----------------------

Edward K. Dunn, Jr. -- 1935      1998        Retired                                            None
Trustee
                                             Formerly: Chairman, Mercantile Mortgage Corp.;
                                             President and Chief Operating Officer,
                                             Mercantile-Safe Deposit & Trust Co.; and
                                             President, Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------------------------

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- -----------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952           1997        Chief Executive Officer, Twenty First Century      Administaff ,
Trustee                                      Group, Inc. (government affairs company) and       Discovery Global
                                             Texana Timber LP (sustainable forestry company)    Education Fund
                                                                                                (non-profit)
-------------------------------- ----------- -------------------------------------------------- -----------------------

Carl Frischling -- 1937          1988        Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
Trustee                                      Frankel LLP                                        (registered
                                                                                                investment company)
-------------------------------- ----------- -------------------------------------------------- -----------------------

Gerald J. Lewis - 1933           2003        Chairman, Lawsuit Resolution Services (San         General Chemical
Trustee                                      Diego, California)                                 Group, Inc.

                                             Formerly:  Associate Justice of the California
                                             Court of Appeals
-------------------------------- ----------- -------------------------------------------------- -----------------------

Prema Mathai-Davis -- 1950       1998        Formerly: Chief Executive Officer, YWCA of the     None
Trustee                                      USA
-------------------------------- ----------- -------------------------------------------------- -----------------------

Lewis F. Pennock -- 1942         1988        Partner, law firm of Pennock & Cooper              None
Trustee
-------------------------------- ----------- -------------------------------------------------- -----------------------

Ruth H. Quigley -- 1935          2001        Retired                                            None
Trustee
-------------------------------- ----------- -------------------------------------------------- -----------------------

Louis S. Sklar -- 1939           1989        Executive Vice President, Development and          None
Trustee                                      Operations, Hines Interests Limited Partnership
                                             (real estate development company)

-------------------------------- ----------- -------------------------------------------------- -----------------------

Larry Soll, Ph.D. -- 1942        2003        Retired                                            None
Trustee
-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------

Kevin M. Carome -- 1956 Senior   2003        Director, Senior Vice President, Secretary and     N/A
Vice President and Chief Legal               General Counsel, A I M Management Group Inc.
Officer                                      (financial services holding company) and A I M
                                             Advisors, Inc.; and Vice President, A I M
                                             Capital Management, Inc., A I M Distributors,
                                             Inc. and AIM Investment Services, Inc.;
                                             Director, Vice President and General Counsel,
                                             Fund Management Company

                                   TRUSTEE
                                   AND/OR
    NAME, YEAR OF BIRTH AND        OFFICER                                                       OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS        HELD BY TRUSTEE
-------------------------------- ----------- -------------------------------------------------- -----------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------
                                             Formerly:  Senior Vice President and General
                                             Counsel, Liberty Financial Companies, Inc.; and
                                             Senior Vice President and General Counsel,
                                             Liberty Funds Group, LLC
-------------------------------- ----------- -------------------------------------------------- -----------------------
Stuart W. Coco -- 1955  Vice     2002        Managing Director and Director of Money Market     N/A
President                                    Research and Special Projects, A I M Capital
                                             Management, Inc.; and Vice President, A I M
                                             Advisors, Inc.
-------------------------------- ----------- -------------------------------------------------- -----------------------

                                 1992        Vice President and Chief Compliance Officer, A I   N/A
Melville B. Cox -- 1943                      M Advisors, Inc. and A I M Capital Management,
Vice President                               Inc.; and Vice President, AIM Investment
                                             Services, Inc.
-------------------------------- ----------- -------------------------------------------------- -----------------------

                                 2004        Vice President and Fund Treasurer, A I M           N/A
Sidney Dilgren -- 1961                       Advisors, Inc.; Vice President, A I M
Vice President and Treasurer                 Distributors, Inc.; and Senior Vice President,
                                             AIM Investment Services, Inc.
-------------------------------- ----------- -------------------------------------------------- -----------------------

                                 1999        Vice President, A I M Advisors, Inc.; and          N/A
Edgar M. Larsen -- 1940                      President, Chief Executive Officer and Chief
Vice President                               Investment Officer, A I M Capital Management,
                                             Inc.
-----------------------------------------------------------------------------------------------------------------------

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003



--------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                    DOLLAR RANGE OF EQUITY SECURITIES            INVESTMENT COMPANIES OVERSEEN BY
     NAME OF TRUSTEE                            PER FUND                           TRUSTEE IN THE AIM FUNDS AND
                                                                                          INVESCO FUNDS
--------------------------- -------------------------------------------------- -------------------------------------
Robert H. Graham            Aggressive Growth                 Over $100,000               Over $100,000

                            Basic Value                       Over $100,000

                            Blue Chip                       $10,001-$50,000

                            Capital Development               Over $100,000

                            Charter                         $10,001-$50,000

                            Constellation                     Over $100,000

                            Emerging Growth                 $10,001-$50,000

                            Diversified Dividend            $10,001-$50,000

                            Large Cap Basic Value             Over $100,000

                            Large Cap Growth                $10,001-$50,000

                            Mid Cap Growth                  $10,001-$50,000

                            Weingarten                        Over $100,000

Mark H. Williamson                                 -0-                                    Over $100,000

Bob R. Baker                Blue Chip                          $1 - $10,000               Over $100,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

Frank S. Bayley             Charter                            $1 - $10,000            $50,001 - $100,000

James T. Bunch              Blue Chip                          $1 - $10,000               Over $100,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

Bruce L. Crockett           Blue Chip                          $1 - $10,000             $10,001 - $50,000

                            Large Cap Growth                   $1 - $10,000

Albert R. Dowden            Blue Chip                     $10,001 - $50,000               Over $100,000

                            Emerging Growth               $10,001 - $50,000

Edward K. Dunn, Jr.         Capital Development               Over $100,000             Over $100,000(3)



----------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds and/or INVESCO Funds.

--------------------------------------------------------------------------------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                    DOLLAR RANGE OF EQUITY SECURITIES            INVESTMENT COMPANIES OVERSEEN BY
     NAME OF TRUSTEE                            PER FUND                           TRUSTEE IN THE AIM FUNDS AND
                                                                                          INVESCO FUNDS
--------------------------- -------------------------------------------------- -------------------------------------
Jack M. Fields              Blue Chip                         Over $100,000               Over $100,000(3)

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000

Carl Frischling             Aggressive Growth            $50,001 - $100,000               Over $100,000(3)

                            Blue Chip                         Over $100,000

                            Capital Development               Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                   $50,001 - $100,000

Gerald J. Lewis             Blue Chip                          $1 - $10,000             $50,001 - $100,000

                            Capital Development           $10,001 - $50,000

                            Large Cap Basic Value              $1 - $10,000

                            Large Cap Growth                   $1 - $10,000

Prema Mathai-Davis                                 -0-                                     $1 - $10,000(3)

Lewis F. Pennock            Charter                       $10,001 - $50,000

                            Large Cap Basic Value              $1 - $10,000             $50,001 - $100,000

Ruth H. Quigley                                    -0-                                     $1 -$10,000

Louis S. Sklar              Aggressive Growth                 Over $100,000

                            Charter                           Over $100,000

                            Constellation                     Over $100,000

                            Weingarten                        Over $100,000              Over $100,000(3)

Larry Soll, Ph.D.           Blue Chip                          $1 - $10,000              Over $100,000


----------


(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds and/or INVESCO Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:



======================================= =================== ================ ================= =====================
                                                              RETIREMENT
                                                               BENEFITS         ESTIMATED
                                                                ACCRUED      ANNUAL BENEFITS
                                            AGGREGATE           BY ALL       UPON RETIREMENT          TOTAL
                                        COMPENSATION FROM    AIM FUNDS AND    FOR AIM FUNDS        COMPENSATION
                                               THE              INVESCO        AND INVESCO         FROM ALL AIM
               TRUSTEE                       TRUST(1)          FUNDS(2)          FUNDS(3)            FUNDS(4)
--------------------------------------- ------------------- ---------------- ----------------- ---------------------
Bob R. Baker(5)                                        0    $        32,635  $        114,131  $          154,554

Frank S. Bayley                         $         26,334            131,228            90,000             159,000

James T. Bunch(5)                                      0             20,436            90,000             138,679

Bruce L. Crockett                                 26,501             46,000            90,000             160,000

Albert R. Dowden                                  26,334             57,716            90,000             159,000

Edward K. Dunn, Jr.                               26,501             94,860            90,000             160,000

Jack M. Fields                                    26,325             28,036            90,000             159,000

Carl Frischling(5)                                26,501             40,447            90,000             160,000

Gerald J. Lewis(5)                                     0             20,436            90,000             142,054

Prema Mathai-Davis                                26,501             33,142            90,000             160,000

Lewis F. Pennock                                  26,501             49,610            90,000             160,000

Ruth H. Quigley                                   26,501            126,050            90,000             160,000

Louis S. Sklar                                    26,501             72,786            90,000             160,000

Larry Soll(5)                                          0             48,830           108,000             140,429



(1) Amounts shown are based on the fiscal year ended October 31, 2003. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2003, including earnings, was $91,754.



(2) During the fiscal year ended October 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $234,665.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees curretly serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Trust during the fiscal year ended October 31, 2003.



(6) During the fiscal year ended October 31, 2003 the Trust paid $65,685 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

                              PROXY VOTING POLICIES


PROXY POLICIES AND PROCEDURES



Reviewed by the AIM Funds Board of Directors/Trustees June 10, 2003
Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003



                         (REVISED AS OF JANUARY 8, 2004)



A.       PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;



                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  o Implement or renew a dead-hand or modified dead-hand poison pill;



                  o Sit on the boards of an excessive number of companies;



                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;




                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



                  o Long-term financial performance of the target company relative to its industry;



                  o        Management's track record;

                  o        Portfolio manager's assessment;



                  o        Qualifications of director nominees (both slates);



                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  o        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  o It is not clear that the auditors will be able to fulfill their function;



                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                   o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  o We will generally abstain from shareholder social and environmental proposals.



                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  o We will generally vote for proposals to lower barriers to shareholder action.



                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

                          AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.




C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shallto vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of February 3, 2004.



AIM AGGRESSIVE GROWTH FUND


                                     CLASS A          CLASS B         CLASS C            CLASS          INSTITUTIONAL
                                      SHARES           SHARES          SHARES           R SHARES         CLASS SHARES
-------------------------------- ----------------- --------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE OWNED      PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OF RECORD          OWNED OF
                                      RECORD           RECORD          RECORD                              RECORD
-------------------------------- ----------------- --------------- --------------- ------------------ -----------------
                                      5.27%              --            5.06%               --                --
Citigroup Global Markets
House Acct
Attn:  Cindy Tempesta 7th Fl
333 West 34th St.
New York,  NY  10001-2402

Merrill Lynch Pierce Fenner
& Smith
FBO The Sole Benefit of
Customers                             6.92%              --           11.12%               --                --
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

The Manufacturers Life
Insurance Company
250 Bloor St East, 7th Floor         13.52%              --              --                --                --
Toronto, Ontario, Canada
M4WIE5

First Command Bank Trust
Attn:  Trust Department                 --               --              --                --              5.01%
PO Box 901075
Fort Worth, TX  76101-2075

Girard Machine Company
Inc. 401(K)
FBO Donald Malito Trustee                                                                7.19%
700 Dot Street
Girard, Ohio  44420-1701

                                     CLASS A          CLASS B         CLASS C            CLASS          INSTITUTIONAL
                                      SHARES           SHARES          SHARES           R SHARES         CLASS SHARES
-------------------------------- ----------------- --------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE OWNED      PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OF RECORD          OWNED OF
                                      RECORD           RECORD          RECORD                              RECORD
-------------------------------- ----------------- --------------- --------------- ------------------ -----------------
Reliance Trust Company
Custodian
FBO Olson International Ltd             --               --              --              9.45%               --
401(K) plan
PO Box 48529
Atlanta, GA  30362-1529

AMVESCAP National Trust
Company TTE
FBO Otis Koglin Wilson                  --               --              --             12.97%               --
Architects Inc. 401 (K) Plan
P. O. Box 105779
Atlanta, GA  30348-5779

Reliance Trust
FBO Northern Printing Network
401(K)                                  --               --              --              7.89%               --
PO Box 48529
Atlanta, GA  30362-1529

Patterson & Co FBO
Freudenberg PN
1525 West Wt Harris Blvd NC             --               --              --                --             80.35%
1151
Charlotte, NC  28288-0001

Patterson & Co FBO
Freudenberg SPUN
1525 West Wt Harris Blvd NC             --               --              --                --             12.88%
1151
Charlotte, NC  28288-0001


AIM BASIC VALUE II FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
                                                  100%**                    100%**                     100%**
A I M Advisors, Inc.*
Attn:  David Hessel
11 Greenway Plaza
Suite 100
Houston, TX  77046
---------------------------------------- ------------------------- -------------------------- -------------------------


*     Owned of record and beneficially.
** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM BLUE CHIP FUND


                               CLASS A          CLASS B         CLASS C                       INSTITUTIONAL      INVESTOR
                                SHARES          SHARES           SHARES      CLASS R SHARES    CLASS SHARES    CLASS SHARES
                            --------------- ---------------- --------------- ---------------- --------------- ---------------

                              PERCENTAGE      PERCENTAGE       PERCENTAGE                       PERCENTAGE      PERCENTAGE
   NAME AND ADDRESS OF         OWNED OF        OWNED OF         OWNED OF       PERCENTAGE        OWNED OF        OWNED OF
     PRINCIPAL HOLDER           RECORD          RECORD           RECORD      OWNED OF RECORD      RECORD          RECORD
--------------------------- --------------- ---------------- --------------- ---------------- --------------- ---------------
Merrill Lynch Pierce            7.60%            7.54%           13.73%             --              --              --
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL
32246-6484

Banc One Securities
Corp FBO
The One Investment
Solution
Attn:  Wrap Processing            --               --            7.04%              --              --              --
OH1-1244
1111 Polaris Pkwy,
Suite J-2
Columbus, OH   43240-2050

Citigroup Global Markets
House Acct.
Attn:  Cindy Tempesta 7th         --             6.42%           6.98%              --              --              --
Floor
333 West 34th Street
New York, NY  10001-2402

Charles Schwab & Co. Inc.
Special Custody FBO
Customers (SIM)
Attn:  Mutual Funds                                                                                               9.54%
101 Montgomery St.
San Francisco, CA
94104-4122

First Command Bank Trust
Attn:  Trust Department           --               --              --               --           99.65%             --
PO Box 901075
Fort Worth, TX  76101-2075

AIM CAPITAL DEVELOPMENT FUND


                                     CLASS A          CLASS B         CLASS C                          INSTITUTIONAL
                                     SHARES           SHARES           SHARES       CLASS R SHARES      CLASS SHARES
                                 ---------------- ---------------- --------------- ------------------ -----------------

                                   PERCENTAGE       PERCENTAGE       PERCENTAGE                          PERCENTAGE
      NAME AND ADDRESS OF           OWNED OF         OWNED OF         OWNED OF     PERCENTAGE OWNED       OWNED OF
       PRINCIPAL HOLDER              RECORD           RECORD           RECORD          OF RECORD           RECORD
-------------------------------- ---------------- ---------------- --------------- ------------------ -----------------
Merrill Lynch Pierce Fenner &         6.02%            9.57%           12.71%              --                --
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets
House Acct
Attn:  Cindy Tempesta 7th Fl            --             6.86%                %              --                --
333 West 34th St.
New York, NY  10001-2402

Coastgear & Company
State Street Bank & Trust
Attn:  Kevin Smith                      --               --             9.39%              --                --
105 Rosemont Avenue
Westwood, MA   02090

A I M Advisors, Inc.*
Attn:  David Hessel
11 Greenway Plaza                       --               --               --               --             95.50%
Suite 100
Houston, TX 77046

AMVESCAP Natl TR CO FBO
Equator Technologies, Inc. 401
(K) Retirement Plan                     --               --               --            42.38%               --
P. O. Box 105779
Atlanta, GA  30348-5779

MCB Trust Services Cust. FBO
Floorgraphics, Inc. 401(K) Plan         --               --               --            13.30%               --
700 17th Street, Suite 300
Denver, Co.  80202-3531

MCB Trust Services Cust. FBO
Big Boy Restaurant
International                           --               --               --            12.69%               --
700 17th Street, Suite 300
Denver, Co.  80202-3531


*     Owned of record and beneficially.

AIM CHARTER FUND



                                       CLASS A         CLASS B          CLASS C                        INSTITUTIONAL
                                       SHARES           SHARES          SHARES       CLASS R SHARES     CLASS SHARES
                                   ---------------- --------------- ---------------- ---------------- -----------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE                         PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF        PERCENTAGE         OWNED OF
        PRINCIPAL HOLDER               RECORD           RECORD          RECORD       OWNED OF RECORD       RECORD
---------------------------------- ---------------- --------------- ---------------- ---------------- -----------------
Merrill Lynch Pierce Fenner &           8.07%           5.86%           13.61%              --               --
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

City National Bank
Attn:  Trust Operations/Mutual
Funds                                     --              --               --               --             6.34%
P.O. Box 60520
Los Angeles, CA   90060-0520

Town of Watertown, Trustee
FBO:  Town of Watertown
457 Deferred Compensation Plan            --              --               --               --             5.29%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000

AMVESCAP Natl TR CO FBO Equator
Technologies, Inc. 401 (K)
Retirement Plan                           --              --               --            19.44%              --
P. O. Box 105779
Atlanta, GA  30348-5779

INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC                      --              --               --            15.05%              --
401(K) Profit Sharing Plan
PO Box 105779
Atlanta, GA  30348-5779

Reliance Trust Company Morley
Incentives 401(K) Profit Sharing
Plan & Trust                              --              --               --            26.76%              --
P. O. Box 48529
Atlanta, GA  30362-1529

First Command Bank Trust
Attn:  Trust Department                   --              --               --               --             52.27%
PO Box 901075
Fort Worth, TX  76101-0000

                                       CLASS A         CLASS B          CLASS C                        INSTITUTIONAL
                                       SHARES           SHARES          SHARES       CLASS R SHARES     CLASS SHARES
                                   ---------------- --------------- ---------------- ---------------- -----------------

                                     PERCENTAGE       PERCENTAGE      PERCENTAGE                         PERCENTAGE
       NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF        PERCENTAGE         OWNED OF
        PRINCIPAL HOLDER               RECORD           RECORD          RECORD       OWNED OF RECORD       RECORD
---------------------------------- ---------------- --------------- ---------------- ---------------- -----------------
Citigroup Global Markets House
Acct.
Attn:  Cindy Tempesta 7th Floor         5.56%           6.05%            6.98%              --               --
333 West 34th Street
New York, NY  10001-2402

AMVESCAP Natl TR CO as
Agent for Valic FBO Pieper
Bancorp Inc. Profit Sharing
Plan                                                                                      5.18%
P. O. Box 105779
Atlanta, GA  30348-5779


AIM CONSTELLATION FUND


                                      CLASS A         CLASS B         CLASS C           CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                  ---------------- --------------- --------------- ------------------ -----------------

                                    PERCENTAGE       PERCENTAGE      PERCENTAGE                          PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF     PERCENTAGE OWNED       OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD          OF RECORD           RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
Merrill Lynch Pierce Fenner &         11.49%               %           16.35%              --                 --
Smith
FBO The Sole Benefit of
Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL   32246

Ohio Public
Employees Deferred Compensation          --              --              --                --              64.05%
250 Civic Center Dr., Suite 350
Columbus, OH   43215-5450

Wells Fargo Bank West NA Cust.
City of Houston
457 Deferred Compensation Plan           --              --              --                --              11.04%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000

                                      CLASS A         CLASS B         CLASS C           CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
                                  ---------------- --------------- --------------- ------------------ -----------------

                                    PERCENTAGE       PERCENTAGE      PERCENTAGE                          PERCENTAGE
      NAME AND ADDRESS OF            OWNED OF         OWNED OF        OWNED OF     PERCENTAGE OWNED       OWNED OF
        PRINCIPAL HOLDER              RECORD           RECORD          RECORD          OF RECORD           RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
Nationwide Trust Company FBO
Participating Retirement Plans
C/O IPO Portfolio Accounting             --              --              --                --             10.17%
P.O. Box 182029
Columbus, OH   43218

State of Vermont Deferred Comp
C/O Copeland Companies
Attn:  Planned Valuation                 --              --              --                --              7.87%
Services
2 Tower Center
East Brunswick, NJ   08816-0000

Reliance Trust Company Cust FBO
William J. Kamm and Sons Inc.
401K Plan                                --              --              --             11.09%               --
P. O. Box 48529
Atlanta, GA  30362-1529

AMVESCAP National Trust Company          --              --              --              7.29%               --
TTE
FBO Guys Inc. 401(k) Profit
Sharing Plan
P. O. Box 105779
Atlanta, GA  30348-5779

AMVESCAP Natl TR CO TTEE                 --              --              --             10.76%               --
FBO Speidel Inc. 401 (K) Plan
P. O. Box 105779
Atlanta, GA  30348-5779

AMVESCAP Natl TR CO Cust FBO
Evans Industry Inc. Employee
Retirement Plan                          --              --              --              5.83%               --
P. O. Box 105779
Atlanta, GA  30348-5779

Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor        5.86            5.52%           7.27%               --                --
333 West 34th Street
New York, NY  10001-2403

ING National Trust
151 Farming Ave                          --              --              --              5.37%               --
Hartford, CT  06156-0001

AIM CORE STRATEGIES FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------
NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
A I M Advisors, Inc.*                             100%**                    100%**                     100%**
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX   77046


*     Owned of record and beneficially.
** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.


AIM DENT DEMOGRAPHIC TRENDS FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith                 %                       10.20%                     16.08%
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246

Citigroup Global House Acct
Attn:  Cindy Tempesta 7th Floor                   5.43%                      9.74%                     10.85%
333 West 34th Street
New York, NY  10001-2402


AIM DIVERSIFIED DIVIDEND FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith               6.22%                     12.78%                       --
FBO The Solo Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr  East
2nd Floor
Jacksonville, FL  32246

AIM EMERGING GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
---------------------------------------- ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
Merrill Lynch Pierce Fenner & Smith               7.62%                      6.14%                     13.26%
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246


AIM LARGE CAP BASIC VALUE FUND


                                       CLASS A            CLASS B          CLASS C         CLASS R          INVESTOR
                                        SHARES            SHARES           SHARES           SHARES        CLASS SHARES
----------------------------------- ---------------- ------------------ --------------- ---------------- ---------------
                                      PERCENTAGE     PERCENTAGE OWNED     PERCENTAGE                       PERCENTAGE
       NAME AND ADDRESS OF             OWNED OF             OF             OWNED OF       PERCENTAGE        OWNED OF
         PRINCIPAL HOLDER               RECORD            RECORD            RECORD      OWNED OF RECORD      RECORD
----------------------------------- ---------------- ------------------ --------------- ---------------- ---------------
Merrill Lynch Pierce Fenner &           23.18%            13.24%            21.67%             --              --
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

AMVESCAP Natl TR CO FBO Spring             --                --               --             5.78%             --
Arbor Lumber Employees Retirement
Savings Plan
P. O. Box 105779
Atlanta, GA  30348-5779

Reliance Trust Company Custodian
FBO Rosin Optical Co. Inc.
Profit Sharing Plan                        --                --               --            21.30%             --
P. O. Box 48529
Atlanta, GA  30362-1529

MCB Trust Services Cust FBO
Joe Verde Sales and Management
Training Inc. Profit Sharing Plan          --                --               --             5.49%             --
700 17th St. Ste 300
Denver, CO  80202-3507

Federated Lighting Inc. 401 K
Profit Sharing Plan                        --                --               --            20.10%             --
1600 Trade Zone #406
Upper Marlboro, MD  20772

                                       CLASS A            CLASS B          CLASS C         CLASS R          INVESTOR
                                        SHARES            SHARES           SHARES           SHARES        CLASS SHARES
----------------------------------- ---------------- ------------------ --------------- ---------------- ---------------
                                      PERCENTAGE     PERCENTAGE OWNED     PERCENTAGE                       PERCENTAGE
       NAME AND ADDRESS OF             OWNED OF             OF             OWNED OF       PERCENTAGE        OWNED OF
         PRINCIPAL HOLDER               RECORD            RECORD            RECORD      OWNED OF RECORD      RECORD
----------------------------------- ---------------- ------------------ --------------- ---------------- ---------------
INVESCO Trust Company TTEE
Magellan Health Services
Retirement Savings Plan & Trust                                                                              14.78%
401(K)
P. O. Box 105779
Atlanta, GA  30348-5779

AMVESCAP NATL TC CUST
AP Technoglass Co
Belltech Retirement Plan                                                                                     8.73%
1465 W. Sandusky Ave.
Bellefontaine, OH  43311-1082

Charles Schwab & Co Inc.
Special Custody FBO Customers
(SIM)                                                                                                        8.37%
Attn  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

INVESCO Trust Company TTEE
Hickory Springs MFG Co.
Savings & Trust                                                                                              5.11%
P. O. Box 218
Hickory,  NC  28603-0128


AIM LARGE CAP GROWTH FUND


                                       CLASS A         CLASS B          CLASS C           CLASS R       INVESTOR CLASS
                                        SHARES          SHARES           SHARES            SHARES          SHARES*
                                    --------------- --------------- ----------------- ---------------- ----------------
                                      PERCENTAGE      PERCENTAGE       PERCENTAGE
       NAME AND ADDRESS OF             OWNED OF        OWNED OF         OWNED OF        PERCENTAGE       PERCENTAGE
         PRINCIPAL HOLDER               RECORD          RECORD           RECORD       OWNED OF RECORD  OWNED OF RECORD
----------------------------------- --------------- --------------- ----------------- ---------------- ----------------
Merrill Lynch Pierce Fenner &           28.19%          10.42%           10.39%              --               --
Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

                                       CLASS A         CLASS B          CLASS C           CLASS R       INVESTOR CLASS
                                        SHARES          SHARES           SHARES            SHARES          SHARES*
                                    --------------- --------------- ----------------- ---------------- ----------------
                                      PERCENTAGE      PERCENTAGE       PERCENTAGE
       NAME AND ADDRESS OF             OWNED OF        OWNED OF         OWNED OF        PERCENTAGE       PERCENTAGE
         PRINCIPAL HOLDER               RECORD          RECORD           RECORD       OWNED OF RECORD  OWNED OF RECORD
----------------------------------- --------------- --------------- ----------------- ---------------- ----------------
INVESCOTrust Company TTEE
FBO Big Horn Basin Orthopedic
Clinic PC                                 --              --                --            29.69%              --
401k Profit Sharing Plan
PO Box 105779
Atlanta, GA  30348

Citigroup Global Markets House
Acct.
Attn:  Cindy Tempesta, 7th Floor          --            6.19%            16.56%              --               --
333 West 34th Street
New York, NY  10001-2483

Reliance Trust Company Custodian
FBO Continental Products Inc.
401K Plan                                 --              --                --            10.90%              --
P. O. Box 48529
Atlanta, GA  30362-1529

Reliance Trust Company Custodian
FBO Morley Incentives 401(K) Plan         --              --                --            29.18%              --
P. O. Box 48529
Atlanta, GA  30362-1529


* Investor Class shares of AIM Large Cap Growth Fund have not commenced operations.

AIM MID CAP GROWTH FUND


                                        CLASS A SHARES        CLASS B SHARES       CLASS C SHARES        CLASS R SHARES
                                      -------------------- --------------------- -------------------- ---------------------

NAME AND ADDRESS OF                   PERCENTAGE OWNED OF  PERCENTAGE OWNED OF   PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
PRINCIPAL HOLDER                            RECORD                RECORD               RECORD                RECORD
------------------------------------- -------------------- --------------------- -------------------- ---------------------
Merrill Lynch Pierce Fenner & Smith         13.05%                9.09%                19.21%                  --
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Charles T. Bauer
11 Greenway Plaza                            5.91%                  --                    --                     %
Suite 100
Houston, TX 77046

                                        CLASS A SHARES        CLASS B SHARES       CLASS C SHARES        CLASS R SHARES
                                      -------------------- --------------------- -------------------- ---------------------

NAME AND ADDRESS OF                   PERCENTAGE OWNED OF  PERCENTAGE OWNED OF   PERCENTAGE OWNED OF  PERCENTAGE OWNED OF
PRINCIPAL HOLDER                            RECORD                RECORD               RECORD                RECORD
------------------------------------- -------------------- --------------------- -------------------- ---------------------
MCB Trust Services Cust. FBO
Pacific Business Group on Heal
700 17th Street, Suite 300                     --                   --                    --                 9.68%
Denver, CO  80202-3507

AMVESCAP National Trust co. FBO
West Boylston Insurance Agency Inc.
401 (K) Plan                                   --                   --                    --                31.51%
P. O. Box 105779
Atlanta, GA  30348-5779

Morales Enterprises 401 (K) Plan
Connie S. Morales                              --                   --                    --                 7.33%
3103 Madison St.
Belevue, NE  68005-5541

MCB Trust Services Cust. FBO
Newington Services, Inc.
700 17th Street                                --                   --                    --                 8.89%
Suite 300
Denver, CO  80202-3531

Southeast TX Internal Medicine PA
Anthony O Gambrah                                %                  --                    --                 5.90%
7940 Doral Dr.
Beaumont, T  77707-5445


*     Owned of record and beneficially


AIM U.S. GROWTH FUND


                                              CLASS A SHARES            CLASS B SHARES             CLASS C SHARES
                                         ------------------------- -------------------------- -------------------------

NAME AND ADDRESS OF                        PERCENTAGE OWNED OF        PERCENTAGE OWNED OF       PERCENTAGE OWNED OF
PRINCIPAL HOLDER                                  RECORD                    RECORD                     RECORD
---------------------------------------- ------------------------- -------------------------- -------------------------
A I M Advisors, Inc.*                             100%**                    100%**                     100%**
Attn:  David Hessel
11 Greenway Plaza
Suite 100
Houston, TX 77046


*     Owned of record and beneficially.
** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM WEINGARTEN FUND


                                      CLASS A         CLASS B         CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE OWNED      PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OF RECORD          OWNED OF
                                      RECORD           RECORD          RECORD                              RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
Merrill Lynch Pierce Fenner &         11.54%           5.52%          16.77%            30.02%               --
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246

Macquarium Inc. 401 (K)
Louis K. or Mark F. Adler TTEES
Omnibus Account                          --              --              --             10.07%               --
910 Travis St. Suite 1950
Houston, TX  77002-5806

City of Cambridge, Trustee FBO
City of Cambridge 457 DCP
c/o Great West Recordkeeper              --              --              --                  %             5.68%
8515 E. Orchard Rd. 2T2
Englewood, CO  80111-5002

William Wilson Assoc Architects
401 (K)
James Leslie TTEE                        --              --              --              5.56%               --
Omnibus Account
374 Congress St., Suite 400
Boston, MA  02210-1807

Citigroup Global House Acct
Attn:  Cindy Tempesta, 7th Floor       7.66%           6.37%           6.03%               --                --
333 West 34th Street
New York, NY  10001-2483

AIM Foundation
Attn:  Patricia Lewis                    --              --              --                --             24.14%
11 Greenway Plaza, Suite 2600
Houston, TX   77046

First Command Bank Trust
Attn:  Trust Department                  --              --              --                --              6.48%
PO Box 901075
Fort Worth, TX  76101-0000

                                      CLASS A         CLASS B         CLASS C          CLASS R         INSTITUTIONAL
                                      SHARES           SHARES          SHARES           SHARES          CLASS SHARES
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------

NAME AND ADDRESS OF                 PERCENTAGE       PERCENTAGE      PERCENTAGE    PERCENTAGE OWNED      PERCENTAGE
PRINCIPAL HOLDER                     OWNED OF         OWNED OF        OWNED OF         OF RECORD          OWNED OF
                                      RECORD           RECORD          RECORD                              RECORD
--------------------------------- ---------------- --------------- --------------- ------------------ -----------------
David Leary, Trustee
FBO:  Town of Weymouth
457 Deferred Compensation Plan           --              --              --                --              8.78%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO  80111-0000

Town of Watertown, Trustee
FBO:  Town of Watertown
457 Deferred Compensation Plan           --              --              --                --              8.27%
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000

City of Springfield, Trustee,
FBO City of Springfield 457 DCP
C/O Great West, Recordkeeper             --              --              --                --              6.26%
8515 E. Orchard Rd. 2T2
Engelwood, CO  80111-5037


MANAGEMENT OWNERSHIP


         As of February 3, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

                                   APPENDIX F

                                 MANAGEMENT FEES

         For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


     FUND NAME                         2003                                                 2002

-------------------------------------------------------------------------------------------------------
                      MANAGEMENT   MANAGEMENT  NET MANAGEMENT  MANAGEMENT   MANAGEMENT   NET MANAGEMENT
                     FEE PAYABLE  FEE WAIVERS     FEE PAID     FEE PAYABLE  FEE WAIVERS     FEE PAID
-------------------- -----------  -----------  --------------  -----------  -----------  --------------
AIM Aggressive
Growth Fund          $13,458,191  $    16,521  $   13,441,670  $17,081,494  $    16,400  $   17,065,094

AIM Basic Value II         7,610        7,610  $          -0-        1,164        1,164  $          -0-
Fund(1)

AIM Blue Chip Fund    17,924,075       21,702      17,902,373   24,803,281       26,519      24,776,762

AIM Capital
Development Fund       6,014,863       11,378       6,003,485    7,368,692       11,465       7,357,227

AIM Charter Fund      20,917,533       71,387      20,846,146   29,583,893       58,255      29,525,638

AIM Constellation     46,349,081      638,100      45,710,981   63,117,935    1,334,866      61,783,069
Fund

AIM Core                   6,219        6,219             -0-        5,619        5,619             -0-
Strategies Fund(2)

AIM Dent
Demographic Trends     4,249,017        3,998       4,245,019    6,351,166        5,666       6,345,500
Fund

AIM Diversified
Dividend Fund(2)         215,768      175,090          40,678       44,236       44,236             -0-

AIM Emerging
Growth Fund          $ 1,059,148  $     2,037  $    1,057,111  $ 1,352,147  $     1,704  $    1,350,443


     FUND NAME                           2001

----------------------------------------------------------------
                        MANAGEMENT   MANAGEMENT   NET MANAGEMENT
                        FEE PAYABLE  FEE WAIVERS    FEE PAID
--------------------    -----------  -----------  --------------
AIM Aggressive
Growth Fund             $23,755,259        7,508  $   23,747,751

AIM Basic Value II              N/A          N/A             N/A
Fund(1)

AIM Blue Chip Fund       35,318,225  $   153,216      35,165,009

AIM Capital
Development Fund          8,548,376        3,281       8,545,095

AIM Charter Fund         43,928,613      504,457      43,424,156

AIM Constellation        93,618,688    3,749,927      89,868,761
Fund

AIM Core                        N/A          N/A             N/A
Strategies Fund(2)

AIM Dent
Demographic Trends       10,214,781        1,945      10,212,836
Fund

AIM Diversified
Dividend Fund(2)                N/A          N/A             N/A

AIM Emerging
Growth Fund             $ 1,912,682      261,774  $    1,650,908

     FUND NAME                         2003                                      2002
-------------------------------------------------------------------------------------------------------
                      MANAGEMENT   MANAGEMENT  NET MANAGEMENT  MANAGEMENT   MANAGEMENT   NET MANAGEMENT
                     FEE PAYABLE  FEE WAIVERS     FEE PAID     FEE PAYABLE  FEE WAIVERS     FEE PAID
-------------------- -----------  -----------  --------------  -----------  -----------  --------------
AIM Large Cap
Basic Value Fund       1,211,828        1,844       1,209,984    1,168,281          793       1,167,488

AIM Large Cap
Growth Fund            1,987,347        1,994       1,985,353    2,371,037        3,052       2,367,985

AIM Mid Cap Growth     1,343,201        2,625       1,340,576    1,620,211        2,679       1,617,532
Fund

AIM U.S. Growth
Fund(1)                    7,519        7,519             -0-        1,237        1,237             -0-

AIM Weingarten Fund   17,030,956        8,168      17,022,788   26,086,537       28,985      26,057,552


     FUND NAME                        2001
-------------------------------------------------------------
                     MANAGEMENT   MANAGEMENT   NET MANAGEMENT
                     FEE PAYABLE  FEE WAIVERS    FEE PAID
-------------------- -----------  -----------  --------------
AIM Large Cap
Basic Value Fund         537,749  $    85,532         452,217

AIM Large Cap
Growth Fund            3,378,201        1,590       3,376,611

AIM Mid Cap Growth     1,860,437          875       1,859,562
Fund

AIM U.S. Growth
Fund(1)                      N/A          N/A             N/A

AIM Weingarten Fund   46,064,764      584,500      45,480,264



(1)   Commenced operations on August 30, 2002



(2)   Commenced operations on December 31, 2001


         For the last three fiscal periods or years ended October 31, the sub-advisory fees paid by AIM Advisors to H.S. Dent Advisors, Inc. with respect to services provided to the AIM Dent Demographic Trends Funds were as follows:


                                                                2003         2002           2001
                                                              --------     --------      ----------
AIM Dent Demographic Trends Fund..........................    $649,850      971,355      $2,403,478

                                   APPENDIX G

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:


         FUND NAME               2003         2002         2001
----------------------------   --------     --------     --------
AIM Aggressive Growth Fund     $453,825     $383,159     $276,738

AIM Basic Value II Fund(1)       50,000        8,493          N/A

AIM Blue Chip Fund              540,113      441,011      331,400

AIM Capital Development         240,864      205,580      160,775
Fund

AIM Charter Fund                574,103      468,551      383,570

AIM Constellation Fund          696,174      629,514      622,082

AIM Core Strategies Fund(2)      50,000       41,781          N/A

AIM Dent Demographic            132,438      145,864      151,955
Trends Fund

AIM Diversified Dividend         50,000       41,781          N/A
Fund(2)

AIM Emerging Growth Fund         50,000       50,000       50,000

AIM Large Cap Basic Value        50,000       50,000       50,000
Fund

AIM Large Cap Growth Fund        91,795       87,337      110,085

AIM Mid Cap Growth Fund          50,000       50,000       50,000

AIM U.S. Growth Fund(1)          50,000        8,493          N/A

AIM Weingarten Fund             519,857      450,564      392,623



(1)   Commenced operations on August 30, 2002



(2)   Commenced operations on December 31, 2001

                                   APPENDIX H

                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years or period ended October 31, were as follows:


                  FUND                      2003             2002             2001
-----------------------------------     ------------     ------------     ------------
AIM Aggressive Growth Fund(2)           $  5,139,873     $  5,920,899     $  6,473,868
AIM Basic Value II Fund(3)                       570            1,313              N/A
AIM Blue Chip Fund                         2,832,412        4,014,589        3,838,893
AIM Capital Development Fund               3,101,168        4,525,600        4,153,032
AIM Charter Fund                           3,525,696       12,272,154       12,104,855
AIM Constellation Fund(4)                 13,209,426       16,936,943       23,003,818
AIM Core Strategies Fund(5)                    1,555            1,587              N/A
AIM Dent Demographic Trends Fund(6)        3,147,902        4,652,389        3,053,966
AIM Diversified Dividend Fund(5)              66,926           17,394              N/A
AIM Emerging Growth Fund(7,9)              2,313,707        2,158,091        1,016,711
AIM Large Cap Basic Value Fund               280,781          300,919          235,562
AIM Large Cap Growth Fund                  1,051,689          864,959          891,255
AIM Mid Cap Growth Fund                    1,267,594        1,118,766          801,920
AIM U.S. Growth Fund(3)                          738              844              N/A
AIM Weingarten Fund(8)                    12,206,561       23,824,701       30,640,967


(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

(2) The variation in brokerage commissions paid by the AIM Aggressive Growth Fund for the fiscal year ended October 31, 2002, as compared to the fiscal year ended October 31, 2000, was due to a significant fluctuation in asset levels and cash outflows.

(3) Commenced operations on August 30, 2002.

(4) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years was due to a decrease in asset levels and portfolio transactions.

(5) Commenced operations on December 31, 2001.

(6) The variation in brokerage commissions paid by AIM Dent Demographic Trends Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, cash outflows and an increase in transactions on which commissions were paid.

(7) Commenced operations on March 31, 2000.

(8) The variation in the brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a decrease in assets and portfolio turnover.

(9) The variation in brokerage commissions paid by AIM Emerging Growth Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years, was due to a significant fluctuation in asset levels, increased portfolio turnover and an increase in transactions on which commissions were paid.

                                   APPENDIX I

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS



         During the last fiscal year ended October 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                                  RELATED
FUND                                    TRANSACTIONS       BROKERAGE COMMISSIONS
----                                   --------------      ---------------------
AIM Aggressive Growth Fund             $  549,935,694           $    871,895
AIM Basic Value II Fund                        44,106                     84
AIM Blue Chip Fund                        351,493,218                513,144
AIM Capital Development Fund              236,130,889                462,292
AIM Charter Fund                          317,175,613                496,956
AIM Constellation Fund                  1,653,301,451              2,572.537
AIM Core Strategies Fund                        8,014                      9
AIM Dent Demographic Trends Fund          219,593,219                364,683
AIM Diversified Dividend Fund               1,134,623                  2,779
AIM Emerging Growth Fund                   88,027,965                223,527
AIM Large Cap Basic Value Fund             17,589,402                 29,960
AIM Large Cap Growth Fund                 103,820,510                183,593
AIM Mid Cap Growth Fund                    90,507,160                171,110
AIM U.S. Growth Fund                            3,013                      4
AIM Weingarten Fund                       746,357,123              1,267,304



         During the last fiscal year ended October 31, 2003, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:



              FUND/ISSUER                   SECURITY          MARKET VALUE (AS OF OCTOBER 31, 2003)
              -----------                   --------          -------------------------------------
AIM Aggressive Growth Fund
   Bear Stearns Cos. Inc. (The)           Common Stock                   $   38,125,000
   Lehman Brothers Holdings Inc.          Common Stock                   $   39,600,000


AIM Basic Value II Fund
   J.P. Morgan Chase & Co.                Common Stock                           35,900
   Merrill Lynch & Co., Inc.              Common Stock                           59,200


AIM Blue Chip Fund
   Goldman Sachs Group, Inc. (The)        Common Stock                       46,950,000
   J.P. Morgan Chase & Co.                Common Stock                       52,055,000
   Merrill Lynch & Co., Inc.              Common Stock                       47,360,000
   Morgan Stanley                         Common Stock                       46,639,500

              FUND/ISSUER                   SECURITY          MARKET VALUE (AS OF OCTOBER 31, 2003)
              -----------                   --------          -------------------------------------
AIM Charter Fund
   Morgan Stanley                         Common Stock                                  45,542,100

AIM Constellation Fund
Bear Stearns Cos. Inc. (The)              Common Stock                                  21,792,250
   Goldman Sachs Group, Inc. (The)        Common Stock                                  75,120,000
   Merrill Lynch & Co., Inc.              Common Stock                                  88,800,000


AIM Core Strategies Fund
   Bear Stearns Cos., Inc. (The)          Common Stock                                       3,050
   J.P. Morgan Chase & Co.                Common Stock                                       7,180
   Lehman Brothers Holdings Inc.          Common Stock                                       2,880
   Merrill Lynch & Co., Inc.              Common stock                                      10,064
   Morgan Stanley                         Common Stock                                       8,231


AIM Dent Demographic Trends Fund
   Charles Schwab Corp. (The)             Common Stock                                   5,220,600
   Goldman Sachs Group, Inc. (The)        Common Stock                                   8,920,500
   J. P. Morgan Chase & Co.               Common Stock                                   7,898,000
   Merrill Lynch & Co., Inc.              Common stock                                   7,400,000

AIM Diversified Dividend Fund
   Lehman Brothers Holdings Inc.          Common Stock                                     417,600
   Merrill Lynch & Co., Inc.              Common stock                                     278,240
   Morgan Stanley                         Common Stock                                     576,135


AIM Emerging Growth Fund
   Bear Stearns Cos., Inc. (The)          Common Stock                                     762,500
   Lehman Brothers Holdings Inc.          Common Stock                                   1,440,000


AIM Large Cap Basic Value Fund
   J.P. Morgan Chase & Co.                Common Stock                                   7,108,200
   Merrill Lynch & Co., Inc.              Common Stock                                   6,216,000
   Morgan Stanley                         Common Stock                                   5,816,220


AIM Mid Cap Growth Fund
   Bear Stearns Cos., Inc. (The)          Common Stock                                   1,525,000
   Lehman Brothers Holdings Inc.          Common Stock                                   1,080,000


AIM Weingarten Fund
   Charles Schwab Corp. (The)             Common Stock                                  22,374,000
   Goldman Sachs Group, Inc. (The)        Common Stock                                  46,950,000
   J.P. Morgan Chase & Co.                Common Stock                                  32,310,000
   Lehman Brothers Holdings Inc.          Common Stock                                  39,600,000
   Merrill Lynch & Co., Inc.              Common Stock                                  29,600,000

                                   APPENDIX J

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year or period ended October 31, 2003 follows:



                                                                                               INVESTOR
                               CLASS A          CLASS B           CLASS C       CLASS R        CLASS
FUND                           SHARES           SHARES            SHARES        SHARES         SHARES
------------------------------ ---------------  ---------------   -----------   ------------   --------
AIM Aggressive Growth Fund(3)  $     4,512,997  $     2,320,962   $   720,696   $      2,722        N/A

AIM Basic Value II Fund                  1,420            3,044         3,044            N/A        N/A

AIM Blue Chip Fund                   4,741,551       11,597,496     2,827,049          2,613   $     10

AIM Capital Development Fund         1,681,630        3,525,000       588,010          3,016        N/A

AIM Charter Fund                     5,969,787       11,503,103     1,621,567          3,783        N/A

AIM Constellation Fund              19,315,644        6,227,801     1,792,081          6,237        N/A

AIM Core Strategies Fund                 1,160            2,488         2,488            N/A        N/A

AIM Dent Demographic Trends
Fund                                   660,338        2,241,790       870,372            N/A        N/A

AIM Diversified Dividend Fund           45,341          128,716        29,430            N/A        N/A

AIM Emerging Growth Fund               227,193          416,099       180,834            N/A        N/A

AIM Large Cap Basic Value
Fund                                   378,423          696,925       239,648            934         16

AIM Large Cap Growth Fund              416,198        1,075,412       376,000          4,613          5

AIM Mid Cap Growth Fund                283,951          660,267       206,942            252        N/A

AIM U.S. Growth Fund                     1,403            3,008         3,008            N/A        N/A

AIM Weingarten Fund                  6,092,977        5,246,170       852,575            920        N/A

                                   APPENDIX K

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended October 31, 2003, follows:



                                                   PRINTING &                  UNDERWRITERS         DEALERS
                                     ADVERTISING     MAILING     SEMINARS      COMPENSATION      COMPENSATION
                                     -----------   ----------    --------      ------------      ------------
AIM Aggressive Growth Fund           $      -0-           -0-         -0-           -0-          $  4,512,997
AIM Basic Value II Fund                  N/A              N/A       N/A             N/A               N/A
AIM Blue Chip Fund                      314,792        45,277     145,560           -0-             4,235,922
AIM Capital Development Fund            109,178        15,875      48,750           -0-             1,507,872
AIM Charter Fund                        316,774        45,668     148,485           -0-             5,458,860
AIM Constellation Fund                  910,305       131,198     422,447           -0-            17,851,694
AIM Core Strategies Fund                    N/A           N/A         N/A           N/A                   N/A
AIM Dent Demographic Trends Fund         59,835         8,583      24,879           -0-               567,041
AIM Diversified Dividend Fund               -0-           -0-         762           -0-                44,578
AIM Emerging Growth Fund                 18,855         2,782       6,182           -0-               199,374
AIM Large Cap Basic Value Fund           29,305         4,250      16,156           -0-               328,712
AIM Large Cap Growth Fund                30,393         4,517      10,910           -0-               370,378
AIM Mid Cap Growth Fund                  19,770         2,696       9,985           -0-               251,500
AIM U.S. Growth Fund                     N/A              N/A       N/A             N/A               N/A
AIM Weingarten Fund                     341,489        49,284     156,823           -0-             5,545,381



         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended October 31, 2003, follows:



                                                   PRINTING &                   UNDERWRITERS         DEALERS
                                     ADVERTISING     MAILING     SEMINARS       COMPENSATION      COMPENSATION
                                     -----------   ----------    --------       ------------      ------------
AIM Aggressive Growth Fund           $   27,497    $    3,902    $ 11,961       $  1,740,721      $    536,881
AIM Basic Value II Fund                     N/A           N/A         N/A                N/A               N/A
AIM Blue Chip Fund                       66,855         9,647      31,552          8,698,122         2,791,320
AIM Capital Development Fund             18,624         2,711       9,203          2,643,750           850,712
AIM Charter Fund                         41,510         5,972      18,878          8,627,327         2,809,416
AIM Constellation Fund                   50,729         7,302      23,663          4,670,851         1,475,256
AIM Core Strategies Fund                    N/A           N/A         N/A                N/A               N/A
AIM Dent Demographic Trends Fund         11,725         1,682       5,688          1,681,343           541,352
AIM Diversified Dividend Fund               -0-           -0-         -0-             96,537            32,179
AIM Emerging Growth Fund                  1,939           303       1,682            312,074           100,101
AIM Large Cap Basic Value Fund            8,099         1,195       3,319            522,694           161,618
AIM Large Cap Growth Fund                10,627         1,493       5,103            806,559           251,630
AIM Mid Cap Growth Fund                   7,413         1,191       1,985            495,200           154,478
AIM U.S. Growth Fund                        N/A           N/A         N/A                N/A               N/A
AIM Weingarten Fund                      34,394         4,919      16,301          3,934,628         1,255,928

         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended October 31, 2003, follows:



                                                   PRINTING &                   UNDERWRITERS         DEALERS
                                     ADVERTISING     MAILING     SEMINARS       COMPENSATION      COMPENSATION
                                     -----------   ----------    --------       ------------      ------------
AIM Aggressive Growth Fund           $    11,639        1,587       5,144           90,381             611,945
AIM Basic Value II Fund(1)                   N/A          N/A         N/A              N/A                 N/A
AIM Blue Chip Fund                        20,995        3,056       9,903          172,596           2,620,499
AIM Capital Development Fund               8,968        1,223       3,397           65,222             509,200
AIM Charter Fund                          10,800        1,593       5,312           87,641           1,516,221
AIM Constellation Fund                    21,252        2,898           0          156,977           1,610,953
AIM Core Strategies Fund(2)                  N/A          N/A         N/A              N/A                 N/A
AIM Dent Demographic Trends Fund           6,034          765       2,125           43,351             818,097
AIM Diversified Dividend Fund(2)           2,737          601           0           10,016              16,076
AIM Emerging Growth Fund                     957            0           0           14,354             165,523
AIM Large Cap Basic Value Fund             2,222          220       3,664           36,640             196,902
AIM Large Cap Growth Fund                  6,354        1,211       2,522           52,961             312,952
AIM Mid Cap Growth Fund                        0            0       1,552           32,590             172,800
AIM U.S. Growth Fund(1)                      N/A          N/A         N/A              N/A                 N/A
AIM Weingarten Fund                       10,307        1,405       4,555           80,032             756,276



         An estimate by category of the allocation of actual fees paid by Class R shares of the Funds during the fiscal year ended October 31, 2003, follows:




                                                   PRINTING &                   UNDERWRITERS         DEALERS
                                     ADVERTISING     MAILING     SEMINARS       COMPENSATION      COMPENSATION
                                     -----------   ----------    --------       ------------      ------------
AIM Aggressive Growth Fund           $        94           13          38                0               2,577
AIM Basic Value II Fund(1)                   N/A          N/A         N/A              N/A                 N/A
AIM Blue Chip Fund                            54            8          27                0               2,524
AIM Capital Development Fund                  56            9          49                0               2,902
AIM Charter Fund                              68           10          35                0               3,670
AIM Constellation Fund                       134           21         103                0               5,979
AIM Core Strategies Fund(2)                  N/A          N/A         N/A              N/A                 N/A
AIM Dent Demographic Trends Fund               0            0           0                0             818,097
AIM Diversified Dividend Fund(2)               0            0           0                0              16,076
AIM Emerging Growth Fund                       0            0           0                0             165,523
AIM Large Cap Basic Value Fund                16            2           4                0                 912
AIM Large Cap Growth Fund                    100           15          49                0               4,448
AIM Mid Cap Growth Fund                       26            4           7                0                 215
AIM U.S. Growth Fund(1)                      N/A          N/A          N/A             N/A                 N/A
AIM Weingarten Fund                           43            7          25                0                 845


INVESTOR CLASS


         Total fees paid by the Investor Class of the AIM Blue Chip, AIM Large Cap Growth Fund and AIM large Cap Value Fund during the fiscal year ended October 31, 2003 were $31.86

                                   APPENDIX L

                               TOTAL SALES CHARGES


         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal periods or years ending October 31:


                                                 2003                           2002                            2001
                                                 ----                           ----                            ----

                                        SALES          AMOUNT           SALES          AMOUNT           SALES          AMOUNT
                                       CHARGES        RETAINED         CHARGES        RETAINED         CHARGES        RETAINED
--------------------------------     -----------     -----------     -----------     -----------     -----------     -----------
AIM Aggressive Growth Fund           $ 1,477,466     $   247,028     $ 2,490,945     $   401,540     $ 6,941,065     $ 1,042,378
AIM Basic Value II Fund(1)                   N/A             N/A             N/A             N/A             N/A             N/A
AIM Blue Chip Fund                     2,166,217         345,660       3,369,955         524,961      10,186,805       1,504,443
AIM Capital Development Fund             650,576         104,786       1,081,325         167,124       1,471,704         217,702
AIM Charter Fund                       1,630,264         266,509       2,445,644         387,132       8,482,508       1,267,570
AIM Constellation Fund                 5,079,332         829,628       7,869,917       1,272,976      18,221,618       2,721,593
AIM Core Strategies Fund(2)                  N/A             N/A             N/A             N/A             N/A             N/A
AIM Dent Demographic Trends Fund         500,311          76,461         890,896         131,333       3,448,426         505,337
AIM Diversified Dividend Fund(2)         229,293          36,213          70,911          11,277             N/A             N/A
AIM Emerging Growth Fund                 200,893          30,155         255,036          42,050         711,947         108,381
AIM Large Cap Basic Value Fund           350,376          57,471         447,812          72,325         838,531         120,808
AIM Large Cap Growth Fund                388,322          64,104         567,190          89,304       2,588,386         403,111
AIM Mid Cap Growth Fund                  324,066          51,252         456,202          70,433       1,057,009         162,126
AIM U.S. Growth Fund(1)                      N/A             N/A             N/A             N/A             N/A             N/A
AIM Weingarten Fund                    1,731,309         286,925       2,965,221         482,681       9,137,102       1,394,055



(1)    Commenced operations on August 30, 2002



(2)    Commenced operations on December 31, 2001


         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal periods or years ended October 31:


                                       2003         2002         2001
                                     --------     --------     --------
AIM Aggressive Growth Fund           $ 63,023     $ 88,844     $127,954
AIM Basic Value II Fund(1)                N/A          N/A          N/A
AIM Blue Chip Fund                     47,754      107,445      251,600
AIM Capital Development Fund            8,033       15,360       19,079
AIM Charter Fund                       15,403       69,358      191,689
AIM Constellation Fund                 17,015      183,857      317,491
AIM Core Strategies Fund(2)               N/A          N/A          N/A
AIM Dent Demographic Trends Fund        4,229       27,687      152,995
AIM Diversified Dividend Fund(2)          593           83          N/A
AIM Emerging Growth Fund               18,295        8,141       50,717
AIM Large Cap Basic Value Fund          5,191       10,512       31,559
AIM Large Cap Growth Fund               4,838       19,917       97,612
AIM Mid Cap Growth Fund                 3,045       16,428       26,251
AIM U.S. Growth Fund(1)                   N/A          N/A          N/A
AIM Weingarten Fund                    11,387       61,852      163,986



(1)  Commenced operations on August 30, 2002



(2)  Commenced operations on December 31, 2001

                                   APPENDIX M

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS


The average annual total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                     PERIODS ENDED
                                                                     -------------
                                                                   OCTOBER 31, 2003
                                                                                       SINCE          INCEPTION
         CLASS A SHARES:                       1 YEAR     5 YEARS       10 YEARS     INCEPTION          DATE
         --------------                        ------     -------       --------     ---------        ---------
AIM Aggressive Growth Fund                      16.60%       3.72%          8.57%           --         05/01/84
AIM Basic Value II Fund                         22.03%        N/A            N/A          9.69%        08/30/02
AIM Blue Chip Fund                               9.53%      -3.40%          8.18%           --         02/04/87
AIM Capital Development Fund                    23.04%       7.23%           N/A          8.52%        06/17/96
AIM Charter Fund                                 9.77%      -1.30%          6.83%           --         11/26/68
AIM Constellation Fund                          13.30%       0.68%          6.72%           --         04/30/76
AIM Core Strategies Fund                         9.51%        N/A            N/A         -6.99%        12/31/01
AIM Dent Demographic Trends Fund                22.52%        N/A            N/A         -6.75%        06/07/99
AIM Diversified Dividend Fund                   11.83%        N/A            N/A         -1.45%        12/31/01
AIM Emerging Growth Fund                        40.14%        N/A            N/A        -13.01%        03/31/00
AIM Large Cap Basic Value Fund                  16.94%        N/A            N/A          2.56%        06/30/99
AIM Large Cap Growth Fund                       13.85%        N/A            N/A         -3.55%        03/01/99
AIM Mid Cap Growth Fund                         28.72%        N/A            N/A         -4.18%        11/01/99
AIM U.S. Growth Fund                             6.68%        N/A            N/A          3.55%        08/30/02
AIM Weingarten Fund                             15.55%      -6.92%          4.27%           --         06/17/69



         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                     PERIODS ENDED
                                                                     -------------
                                                                   OCTOBER 31, 2003
                                                                                       SINCE          INCEPTION
         CLASS B SHARES:                       1 YEAR     5 YEARS       10 YEARS     INCEPTION          DATE
         --------------                        ------     -------       --------     ---------        ---------
AIM Aggressive Growth Fund                      17.44%      N/A            N/A            2.19%        03/01/99
AIM Basic Value II Fund                         24.12%      N/A            N/A           11.75%        08/30/02
AIM Blue Chip Fund                              10.09%    -3.36%           N/A            4.17%        10/01/96
AIM Capital Development Fund                    24.32%     7.42%           N/A            7.19%        10/01/96
AIM Charter Fund                                10.48%    -1.21%           N/A            6.53%        06/26/95
AIM Constellation Fund                          14.02%     0.77%           N/A           -0.24%        11/03/97
AIM Core Strategies Fund                        10.95%      N/A            N/A           -6.16%        12/31/01
AIM Dent Demographic Trends Fund                23.79%      N/A            N/A           -6.59%        06/07/99
AIM Diversified Dividend Fund                   12.67%      N/A            N/A            1.22%        12/31/01
AIM Emerging Growth Fund                        42.41%      N/A            N/A           12.90%        03/31/00
AIM Large Cap Basic Value Fund                  17.93%      N/A            N/A            0.07%        08/01/00
AIM Large Cap Growth Fund                       14.58%      N/A            N/A           -5.67%        04/05/99
AIM Mid Cap Growth Fund                         30.41%      N/A            N/A           -4.21%        11/01/99
AIM U.S. Growth Fund                             7.92%      N/A            N/A            5.28%        08/30/02
AIM Weingarten Fund                             16.43%    -6.82%           N/A            2.68%        06/26/95

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                      PERIODS ENDED
                                                                      -------------
                                                                    OCTOBER 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS C SHARES:                      1 YEAR      5 YEARS       10 YEARS    INCEPTION            DATE
         --------------                       ------      -------       --------    ---------          ---------
AIM Aggressive Growth Fund                    21.44%          N/A           N/A          2.51%          03/01/99
AIM Basic Value II Fund                       28.12%          N/A           N/A         15.10%          08/30/02
AIM Blue Chip Fund                            14.09%        -2.96%          N/A         -0.18%          08/04/97
AIM Capital Development Fund                  28.34%         7.72%          N/A          5.12%          08/04/97
AIM Charter Fund                              14.43%        -0.87%          N/A          0.36%          08/04/97
AIM Constellation Fund                        18.02%         1.07%          N/A         -0.27%          08/04/97
AIM Core Strategies Fund                      14.95%          N/A           N/A         -4.08%          12/31/01
AIM Dent Demographic Trends Fund              27.79%          N/A           N/A         -6.16%          06/07/99
AIM Diversified Dividend Fund                 16.55%          N/A           N/A          0.91%          12/31/01
AIM Emerging Growth Fund                      46.41%          N/A           N/A        -12.19%          03/31/00
AIM Large Cap Basic Value Fund                21.93%          N/A           N/A          0.98%          08/01/00
AIM Large Cap Growth Fund                     18.56%          N/A           N/A         -5.23%          04/05/99
AIM Mid Cap Growth Fund                       34.41%          N/A           N/A         -3.48%          11/01/99
AIM U.S. Growth Fund                          11.92%          N/A           N/A          8.66%          08/30/02
AIM Weingarten Fund                           20.40%        -6.56%          N/A         -3.95%          08/04/97



         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS R SHARES:                     1 YEAR       5 YEARS      10 YEARS     INCEPTION            DATE
         --------------                      ------       -------      --------     ---------          ---------
AIM Aggressive Growth Fund                    22.91%         4.64%         8.92%           --           05/01/84
AIM Blue Chip Fund                            15.62%        -2.46%         8.62%           --           02/04/87
AIM Capital Development Fund                  29.95%         8.28%          N/A          9.19%          06/17/96
AIM Charter Fund                              15.90%        -0.39%         7.21%           --           11/26/68
AIM Constellation Fund                        19.59%         1.70%         7.15%           --           04/30/76
AIM Large Cap Basic Value Fund                23.48%          N/A           N/A          3.74%          06/30/99
AIM Large Cap Growth Fund                     20.35%          N/A           N/A         -2.49%          03/01/99
AIM Mid Cap Growth Fund                       35.93%          N/A           N/A         -2.99%          11/01/99
AIM Weingarten Fund                           21.94%        -6.05%         4.66%           --           06/17/69


* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

         The average annual total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                      PERIODS ENDED
                                                                      -------------
                                                                    OCTOBER 31, 2003*
                                                                                          SINCE      INCEPTION
         INVESTOR CLASS SHARES:              1 YEAR      5 YEARS         10 YEARS       INCEPTION      DATE**
         ----------------------              ------      -------         --------       ---------    ---------
AIM Blue Chip Fund                            15.94%      -2.30%             8.80%          --        02/04/87
AIM Large Cap Basic Value Fund                23.80%        N/A               N/A         3.91%       06/30/99
AIM Large Cap Growth Fund                     20.49%        N/A               N/A        -2.37%       03/01/99


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

CUMULATIVE TOTAL RETURNS


         The cumulative total returns (including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS A SHARES:                     1 YEAR       5 YEARS       10 YEARS    INCEPTION            DATE
         --------------                      ------       -------       --------    ---------          ---------
AIM Aggressive Growth Fund                    16.60%        20.03%       127.54%           --           05/01/84
AIM Basic Value II Fund                       22.03%          N/A           N/A         11.42%          08/30/02
AIM Blue Chip Fund                             9.53%       -15.88%       119.51%           --           02/04/87
AIM Capital Development Fund                  23.04%        41.75%          N/A         82.75%          06/17/96
AIM Charter Fund                               9.77%        -6.34%       93.54%            --           11/26/68
AIM Constellation Fund                        13.30%         3.47%       91.64%            --           04/30/76
AIM Core Strategies Fund                       9.51%          N/A           N/A        -12.44%          12/31/01
AIM Dent Demographic Trends Fund              22.52%          N/A           N/A        -26.46%          06/07/99
AIM Diversified Dividend Fund                 11.83%          N/A           N/A         -2.65%          12/31/01
AIM Emerging Growth Fund                      40.14%          N/A           N/A        -39.33%          03/31/00
AIM Large Cap Basic Value Fund                16.94%          N/A           N/A         11.60%          06/30/99
AIM Large Cap Growth Fund                     13.85%          N/A           N/A        -15.51%          03/01/99
AIM Mid Cap Growth Fund                       28.72%          N/A           N/A        -15.69%          11/01/99
AIM U.S. Growth Fund                           6.68%          N/A           N/A          4.16%          08/30/02
AIM Weingarten Fund                           15.55%       -30.14%        51.97%           --           06/17/69



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:

                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                      SINCE           INCEPTION
         CLASS B SHARES:                       1 YEAR     5 YEARS      10 YEARS     INCEPTION            DATE
         --------------                        ------     -------      --------     ---------         ---------
AIM Aggressive Growth Fund                      17.44%        N/A           N/A         10.66%         03/01/99
AIM Basic Value II Fund                         24.12%        N/A           N/A         13.88%         08/30/02
AIM Blue Chip Fund                              10.09%     -15.69%          N/A         33.58%         10/01/96
AIM Capital Development Fund                    24.32%      43.00%          N/A         63.55%         10/01/96
AIM Charter Fund                                10.48%      -5.91%          N/A         69.57%         06/26/95
AIM Constellation Fund                          14.02%       3.92%          N/A         -1.41%         11/03/97
AIM Core Strategies Fund                        10.95%        N/A           N/A        -11.00%         12/31/01
AIM Dent Demographic Trends Fund                23.79%        N/A           N/A        -25.91%         06/07/99
AIM Diversified Dividend Fund                   12.67%        N/A           N/A         -2.22%         12/31/01
AIM Emerging Growth Fund                        42.41%        N/A           N/A        -39.06%         03/31/00
AIM Large Cap Basic Value Fund                  17.93%        N/A           N/A          0.22%         08/01/00
AIM Large Cap Growth Fund                       14.58%        N/A           N/A        -23.43%         04/05/99
AIM Mid Cap Growth Fund                         30.41%        N/A           N/A        -15.80%         11/01/99
AIM U.S. Growth Fund                             7.92%        N/A           N/A          6.21%         08/30/02
AIM Weingarten Fund                             16.43%     -29.76%          N/A         24.73%         06/26/95



         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:




                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS C SHARES:                     1 YEAR       5 YEARS      10 YEARS     INCEPTION             DATE
         --------------                      ------       -------      --------     ---------          ---------
AIM Aggressive Growth Fund                    21.44%          N/A           N/A         12.27%          03/01/99
AIM Basic Value II Fund                       28.12%          N/A           N/A         17.88%          08/30/02
AIM Blue Chip Fund                            14.09%       -13.95%          N/A         -1.14%          08/04/97
AIM Capital Development Fund                  28.34%        45.04%          N/A         36.54%          08/04/97
AIM Charter Fund                              14.43%        -4.29%          N/A          2.24%          08/04/97
AIM Constellation Fund                        18.02%         5.47%          N/A         -1.66%          08/04/97
AIM Core Strategies Fund                      14.95%          N/A           N/A         -7.36%          12/31/01
AIM Dent Demographic Trends Fund              27.79%          N/A           N/A        -24.40%          06/07/99
AIM Diversified Dividend Fund                 16.55%          N/A           N/A          1.68%          12/31/01
AIM Emerging Growth Fund                      46.41%          N/A           N/A        -37.27%          03/31/00
AIM Large Cap Basic Value Fund                21.93%          N/A           N/A          3.22%          08/01/00
AIM Large Cap Growth Fund                     18.56%          N/A           N/A        -21.78%          04/05/99
AIM Mid Cap Growth Fund                       34.41%          N/A           N/A        -13.20%          11/01/99
AIM U.S. Growth Fund                          11.92%          N/A           N/A         10.21%          08/30/02
AIM Weingarten Fund                           20.40%       -28.76%          N/A        -22.24%          08/04/97



         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:

                                                                  PERIODS ENDED
                                                                  -------------
                                                                 October 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS R SHARES:                     1 YEAR       5 YEARS      10 YEARS     INCEPTION             DATE
         --------------                      ------       -------      --------     ---------          ---------
AIM Aggressive Growth Fund                    22.91%        25.48%       134.92%           --           05/01/84
AIM Blue Chip Fund                            15.62%       -11.71%       128.71%           --           02/04/87
AIM Capital Development Fund                  29.95%        48.84%          N/A         91.18%          06/17/96
AIM Charter Fund                              15.90%        -1.91%       100.59%           --           11/26/68
AIM Constellation Fund                        19.59%         8.80%        99.51%           --           04/30/76
AIM Large Cap Basic Value Fund                23.48%          N/A           N/A         17.25%          06/30/99
AIM Large Cap Growth Fund                     20.35%          N/A           N/A        -11.11%          03/01/99
AIM Mid Cap Growth Fund                       35.93%          N/A           N/A        -11.45%          11/01/99
AIM Weingarten Fund                           21.94%       -26.81%        57.69%           --           06/17/69


* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.


         The cumulative total returns for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:




                                                                      PERIODS ENDED
                                                                      -------------
                                                                    OCTOBER 31, 2003*
                                                                                          SINCE      INCEPTION
         INVESTOR CLASS SHARES:              1 YEAR      5 YEARS         10 YEARS       INCEPTION      DATE**
         ----------------------              ------      -------         --------       ---------    ---------
AIM Blue Chip Fund                            15.94%      -10.99%          132.33%             --     02/04/87
AIM Large Cap Basic Value Fund                23.80%         N/A              N/A           18.08%    06/30/99
AIM Large Cap Growth Fund                     20.49%         N/A              N/A          -10.57%    03/01/99


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)


         The average annual total returns (after taxes on distributions and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                  PERIODS ENDED
                                                                  -------------
                                                                 October 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS A SHARES:                      1 YEAR       5 YEARS      10 YEARS     INCEPTION             DATE
         --------------                       ------       -------      --------     ---------          ---------
AIM Aggressive Growth Fund                     16.60%         2.38%       7.54%             --           05/01/84
AIM Basic Value II Fund                        21.48%          N/A         N/A            9.26           08/30/02
AIM Blue Chip Fund                              9.53%        -3.41%       7.28%             --           02/04/87
AIM Capital Development Fund                   23.04%         6.32%        N/A            7.90%          06/17/96
AIM Charter Fund                                9.77%        -2.10%       5.08%             --           11/26/68

                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                      SINCE            INCEPTION
         CLASS A SHARES:                      1 YEAR       5 YEARS      10 YEARS     INCEPTION             DATE
         --------------                       ------       -------      --------     ---------          ---------
AIM Constellation Fund                         13.30%        -0.57%       5.56%             --           04/30/76
AIM Core Strategies Fund                        8.76%          N/A         N/A           -7.34%          12/31/01
AIM Dent Demographic Trends Fund               22.52%          N/A         N/A           -6.75%          06/07/99
AIM Diversified Dividend Fund                  11.77%          N/A         N/A           -1.48%          12/31/01
AIM Emerging Growth Fund                       40.14%          N/A         N/A          -13.47%          03/31/00
AIM Large Cap Basic Value Fund                 16.94%          N/A         N/A            2.23%          06/30/99
AIM Large Cap Growth Fund                      13.85%          N/A         N/A           -3.55%          03/01/99
AIM Mid Cap Growth Fund                        28.72%          N/A         N/A           -4.18%          11/01/99
AIM U.S. Growth Fund                            6.38%          N/A         N/A            3.30%          08/30/02
AIM Weingarten Fund                            15.55%        -8.13%       1.87%             --           06/17/69



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                        SINCE          INCEPTION
         CLASS B SHARES:                       1 YEAR       5 YEARS      10 YEARS     INCEPTION           DATE
         --------------                        ------       -------      --------     ---------        ---------
AIM Aggressive Growth Fund                      17.44%        N/A           N/A          0.78%          03/01/99
AIM Basic Value II Fund                         23.53%        N/A           N/A         11.31%          08/30/02
AIM Blue Chip Fund                              10.09%      -3.37%          N/A          3.73%          10/01/96
AIM Capital Development Fund                    24.32%       6.46%          N/A          6.53%          10/01/96
AIM Charter Fund                                10.48%      -2.02%          N/A          4.91%          06/26/95
AIM Constellation Fund                          14.02%      -0.54%          N/A         -1.62%          11/03/97
AIM Core Strategies Fund                        10.15%        N/A           N/A         -6.52%          12/31/01
AIM Dent Demographic Trends Fund                23.79%        N/A           N/A         -6.59%          06/07/99
AIM Diversified Dividend Fund                   12.65%        N/A           N/A         -1.22%          12/31/01
AIM Emerging Growth Fund                        42.41%        N/A           N/A        -13.38%          03/31/00
AIM Large Cap Basic Value Fund                  17.93%        N/A           N/A          0.01%          08/01/00
AIM Large Cap Growth Fund                       14.58%        N/A           N/A         -5.67%          04/05/99
AIM Mid Cap Growth Fund                         30.41%        N/A           N/A         -4.21%          11/01/99
AIM U.S. Growth Fund                             7.60%        N/A           N/A          5.02%          08/30/02
AIM Weingarten Fund                             16.43%      -8.10%          N/A          0.29%          06/26/95



         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:




                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                        SINCE          INCEPTION
         CLASS C SHARES:                       1 YEAR       5 YEARS      10 YEARS     INCEPTION           DATE
         --------------                        ------       -------      --------     ---------        ---------
AIM Aggressive Growth Fund                      21.44%         N/A          N/A          1.11%          03/01/99
AIM Basic Value II Fund                         27.53%         N/A          N/A         14.65%          08/30/02
AIM Blue Chip Fund                              14.09%       -2.97%         N/A         -0.28%          08/04/97
AIM Capital Development Fund                    28.34%        6.78%         N/A          4.38%          08/04/97
AIM Charter Fund                                14.43%       -1.67%         N/A         -0.85%          08/04/97
AIM Constellation Fund                          18.02%       -0.23%         N/A         -1.59%          08/04/97
AIM Core Strategies Fund                        14.15%         N/A          N/A         -4.44%          12/31/01
AIM Dent Demographic Trends Fund                27.79%         N/A          N/A         -6.16%          06/07/99

                                                                  PERIODS ENDED
                                                                  -------------
                                                                 OCTOBER 31, 2003
                                                                                        SINCE          INCEPTION
         CLASS C SHARES:                       1 YEAR       5 YEARS      10 YEARS     INCEPTION           DATE
         --------------                        ------       -------      --------     ---------        ---------
AIM Diversified Dividend Fund                   16.54%         N/A          N/A          0.91%          12/31/01
AIM Emerging Growth Fund                        46.41%         N/A          N/A        -12.66%          03/31/00
AIM Large Cap Basic Value Fund                  21.93%         N/A          N/A          0.93%          08/01/00
AIM Large Cap Growth Fund                       18.56%         N/A          N/A         -5.23%          04/05/99
AIM Mid Cap Growth Fund                         34.41%         N/A          N/A         -3.48%          11/01/99
AIM U.S. Growth Fund                            11.60%         N/A          N/A          8.40%          08/30/02
AIM Weingarten Fund                             20.40%       -7.82%         N/A         -5.71%          08/04/97



         The average annual total returns (after taxes on distributions) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                        PERIODS ENDED
                                                                        -------------
                                                                       APRIL 30, 2003*
                                                                                            SINCE        INCEPTION
         INVESTOR CLASS SHARES:             1 YEAR        5 YEARS         10 YEARS       INCEPTION        DATE**
         ----------------------             ------        -------         --------       ---------       ---------
AIM Blue Chip Fund                            15.94%      -2.32%             7.89%            --         02/04/87
AIM Large Cap Basic Value Fund                23.80%        N/A               N/A            3.57%       06/30/99
AIM Large Cap Growth Fund                     20.49%        N/A               N/A           -2.37%       03/01/99


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)


         The average annual total returns (after taxes on distributions and redemption and including sales load) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                     PERIODS ENDED
                                                                     -------------
                                                                   OCTOBER 31, 2003
                                                                                        SINCE          INCEPTION
         CLASS A SHARES:                      1 YEAR     5 YEARS       10 YEARS        INCEPTION          DATE
         --------------                       ------     -------       --------        ---------       ---------
AIM Aggressive Growth Fund                     10.79%       3.13%          7.40%              --        05/01/84
AIM Basic Value II Fund                        14.21%        N/A            N/A             7.93%       08/30/02
AIM Blue Chip Fund                              6.19%      -2.86%          6.68%              --        02/04/87
AIM Capital Development Fund                   14.98%       5.81%           N/A             7.17%       06/17/96
AIM Charter Fund                                6.35%      -1.27%          5.03%              --        11/26/68
AIM Constellation Fund                          8.65%       0.56%          5.64%              --        04/30/76
AIM Core Strategies Fund                        6.05%        N/A            N/A            -6.14%       12/31/01
AIM Dent Demographic Trends Fund               14.64%        N/A            N/A            -5.63%       06/07/99
AIM Diversified Dividend Fund                   7.77%        N/A            N/A            -1.24%       12/31/01
AIM Emerging Growth Fund                       26.09%        N/A            N/A           -10.96%       03/31/00
AIM Large Cap Basic Value Fund                 11.01%        N/A            N/A             1.97%       06/30/99
AIM Large Cap Growth Fund                       9.00%        N/A            N/A            -2.98%       03/01/99
AIM Mid Cap Growth Fund                        18.67%        N/A            N/A            -3.52%       11/01/99
AIM U.S. Growth Fund                            4.30%        N/A            N/A             2.85%       08/30/02
AIM Weingarten Fund                            10.11%      -5.55%           2.87              --        06/17/69

         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                     PERIODS ENDED
                                                                   OCTOBER 31, 2003
                                                                                     SINCE             INCEPTION
         CLASS B SHARES:                      1 YEAR        5 YEARS       10 YEARS  INCEPTION            DATE
         --------------                       ------        -------       --------  ---------          ---------
AIM Aggressive Growth Fund                    11.34%            N/A         N/A          1.85%          03/01/99
AIM Basic Value II Fund                       15.55%            N/A         N/A          9.68%          08/30/02
AIM Blue Chip Fund                             6.56%          -2.82%        N/A          3.37%          10/01/96
AIM Capital Development Fund                  15.81%           5.96%        N/A          5.96%          10/01/96
AIM Charter Fund                               6.81%          -1.18%        N/A          4.91%          06/26/95
AIM Constellation Fund                         9.11%           0.66%        N/A         -0.33%          11/03/97
AIM Core Strategies Fund                       6.98%            N/A         N/A         -5.45%          12/31/01
AIM Dent Demographic Trends Fund              15.46%            N/A         N/A         -5.50%          06/07/99
AIM Diversified Dividend Fund                  8.25%            N/A         N/A         -1.03%          12/31/01
AIM Emerging Growth Fund                      27.56%            N/A         N/A        -10.88%          03/31/00
AIM Large Cap Basic Value Fund                11.66%            N/A         N/A          0.02%          08/01/00
AIM Large Cap Growth Fund                      9.48%            N/A         N/A         -4.74%          04/05/99
AIM Mid Cap Growth Fund                       19.77%            N/A         N/A         -3.54%          11/01/99
AIM U.S. Growth Fund                           5.09%            N/A         N/A          4.31%          08/30/02
AIM Weingarten Fund                           10.68%          -5.42%        N/A          1.68%          06/26/95



         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                     PERIODS ENDED
                                                                   OCTOBER 31, 2003
                                                                                     SINCE             INCEPTION
         CLASS C SHARES:                      1 YEAR        5 YEARS       10 YEARS  INCEPTION            DATE
         --------------                       ------        -------       --------  ---------          ---------
AIM Aggressive Growth Fund                    13.94%           N/A          N/A          2.12%          03/01/99
AIM Basic Value II Fund                       18.15%           N/A          N/A         12.53%          08/30/02
AIM Blue Chip Fund                             9.16%         -2.49%         N/A         -0.20%          08/04/97
AIM Capital Development Fund                  18.42%          6.23%         N/A          4.07%          08/04/97
AIM Charter Fund                               9.38%         -0.89%         N/A         -0.14%          08/04/97
AIM Constellation Fund                        11.71%          0.91%         N/A         -0.35%          08/04/97
AIM Core Strategies Fund                       9.58%           N/A          N/A         -3.69%          12/31/01
AIM Dent Demographic Trends Fund              18.06%           N/A          N/A         -5.15%          06/07/99
AIM Diversified Dividend Fund                 10.78%           N/A          N/A          0.78%          12/31/01
AIM Emerging Growth Fund                      30.16%           N/A          N/A        -10.31%          03/31/00
AIM Large Cap Basic Value Fund                14.26%           N/A          N/A          0.80%          08/01/00
AIM Large Cap Growth Fund                     12.06%           N/A          N/A         -4.38%          04/05/99
AIM Mid Cap Growth Fund                       22.37%           N/A          N/A         -2.93%          11/01/99
AIM U.S. Growth Fund                           7.69%           N/A          N/A          7.19%          08/30/02
AIM Weingarten Fund                           13.26%         -5.21%         N/A         -3.39%          08/04/97



         The average annual total returns (after taxes on distributions and redemption) for the Fund, with respect to its Investor Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:

                                                                PERIODS ENDED
                                                              OCTOBER 31, 2003*
                                                                               SINCE        INCEPTION
         INVESTOR CLASS SHARES:      1 YEAR         5 YEARS      10 YEARS    INCEPTION       DATE**
         ----------------------      ------         -------      --------    ---------      ---------
AIM Blue Chip Fund                    10.36%        -1.95%          7.24%         --         02/04/87
AIM Large Cap Basic Value Fund        15.47%          N/A            N/A        3.13%        06/30/99
AIM Large Cap Growth fund             13.32%          N/A            N/A       -2.00%        03/01/99


* The returns shown for these periods are the restated historical performance of the Fund's Class A shares at the net asset value, and reflect the higher Rule 12b-1 fees applicable to Class A shares.

**The inception date shown in the table is that of the Fund's Class A shares.

                                   APPENDIX N
                               PENDING LITIGATION



         THE FOLLOWING CIVIL CLASS ACTION LAWSUITS INVOLVE ONE OR MORE AIM OR INVESCO FUNDS, AMVESCAP PLC ("AMVESCAP"), A I M ADVISORS, INC. ("AIM") OR INVESCO FUNDS GROUP, INC. ("INVESCO") AND CERTAIN RELATED PARTIES.



         JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and
         Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.

         L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.



         EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH

         FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.



         STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO

         LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



         MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, IN THE UNITED STATES DISTRICT COURT, DISTRICT OF COLORADO (CIVIL ACTION NO. 03-M-2604), FILED ON DECEMBER 24, 2003. THIS CLAIM ALLEGES VIOLATIONS OF: SECTIONS 404, 405 AND 406B OF THE EMPLOYEE RETIREMENT INCOME SECURITY ACT ("ERISA"). THE PLAINTIFFS IN THIS CASE ARE SEEKING: DECLARATIONS THAT THE DEFENDANTS BREACHED THEIR ERISA FIDUCIARY DUTIES AND THAT THEY ARE NOT ENTITLED TO THE PROTECTION OF
         SECTION 404(c)(1)(B) OF ERISA; AN ORDER COMPELLING THE DEFENDANTS TO MAKE GOOD TO THE RETIREMENT PLAN ALL LOSSES TO A PARTICULAR RETIREMENT PLAN DESCRIBED IN THIS CASE (THE "RETIREMENT PLAN") RESULTING FROM THE DEFENDANTS' BREACHES OF THEIR FIDUCIARY DUTIES, INCLUDING LOSSES TO THE RETIREMENT PLAN RESULTING FROM IMPRUDENT INVESTMENT OF THE PLAN'S ASSETS, AND TO RESTORE TO THE RETIREMENT PLAN ALL PROFITS THE DEFENDANTS MADE THROUGH USE OF THE RETIREMENT PLAN'S ASSETS, AND TO RESTORE TO THE RETIREMENT PLAN ALL PROFITS WHICH THE PARTICIPANTS WOULD HAVE MADE IF THE DEFENDANTS HAD FULFILLED THEIR FIDUCIARY OBLIGATIONS; DAMAGES ON BEHALF OF THE RETIREMENT PLAN; IMPOSITION OF A CONSTRUCTIVE TRUST, INJUNCTIVE RELIEF, DAMAGES SUFFERED BY THE RETIREMENT PLAN, TO BE ALLOCATED PROPORTIONATELY TO THE PARTICIPANTS IN THE RETIREMENT PLAN; RESTITUTION AND OTHER COSTS AND EXPENSES, INCLUDING COUNSEL FEES AND EXPERT FEES.



         PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC.; AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements;

         return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.



         Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."

                              FINANCIAL STATEMENTS



                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                          /s/ ERNST & YOUNG LLP
December 16, 2003

                                                          AGGRESSIVE GROWTH FUND
FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.79%

AEROSPACE & DEFENSE-0.25%

L-3 Communications Holdings, Inc.(a)               125,000   $    5,842,500
===========================================================================

AIR FREIGHT & LOGISTICS-1.65%

C.H. Robinson Worldwide, Inc.                      500,000       19,590,000
---------------------------------------------------------------------------
Expeditors International of Washington, Inc.       500,000       18,770,000
===========================================================================
                                                                 38,360,000
===========================================================================

APPAREL RETAIL-2.06%

Aeropostale, Inc.(a)                               200,000        6,170,000
---------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               200,000        7,508,000
---------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     575,000       16,939,500
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             750,000       17,317,500
===========================================================================
                                                                 47,935,000
===========================================================================

APPLICATION SOFTWARE-3.58%

Cognos, Inc. (Canada)(a)                           500,000       17,235,000
---------------------------------------------------------------------------
Fair Isaac Corp.(a)                                400,000       25,512,000
---------------------------------------------------------------------------
Macromedia, Inc.(a)                                600,000       11,466,000
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       300,000       13,932,000
---------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                575,000       11,937,000
---------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A              126,550        3,437,098
===========================================================================
                                                                 83,519,098
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-5.28%

Investors Financial Services Corp.               1,250,000       44,162,500
---------------------------------------------------------------------------
Legg Mason, Inc.                                   650,000       54,112,500
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           600,000       24,690,000
===========================================================================
                                                                122,965,000
===========================================================================

AUTO PARTS & EQUIPMENT-2.05%

Gentex Corp.                                       927,000       36,199,350
---------------------------------------------------------------------------
Lear Corp.(a)                                      200,000       11,618,000
===========================================================================
                                                                 47,817,350
===========================================================================

BIOTECHNOLOGY-0.61%

Invitrogen Corp.(a)                                225,000       14,307,750
===========================================================================

BROADCASTING & CABLE TV-0.88%

Univision Communications Inc.-Class A(a)           425,000       14,428,750
---------------------------------------------------------------------------
Westwood One, Inc.(a)                              200,000        5,986,000
===========================================================================
                                                                 20,414,750
===========================================================================

COMMUNICATIONS EQUIPMENT-3.72%

Avocent Corp.(a)                                   600,000       22,680,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-(CONTINUED)

Comverse Technology, Inc.(a)                     1,000,000   $   18,040,000
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   325,000        6,509,750
---------------------------------------------------------------------------
QLogic Corp.(a)                                    225,000       12,611,250
---------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 850,000       26,775,000
===========================================================================
                                                                 86,616,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.50%

Best Buy Co., Inc.                                 600,000       34,986,000
===========================================================================

CONSTRUCTION & ENGINEERING-1.69%

Jacobs Engineering Group Inc.(a)                   850,000       39,372,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.93%

AGCO Corp.(a)                                    1,200,000       21,600,000
===========================================================================

CONSUMER ELECTRONICS-0.55%

Harman International Industries, Inc.              100,000       12,820,000
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-8.39%

Affiliated Computer Services, Inc.-Class A(a)      500,000       24,465,000
---------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                     850,000       23,613,000
---------------------------------------------------------------------------
CheckFree Corp.(a)                                 500,000       13,765,000
---------------------------------------------------------------------------
DST Systems, Inc.(a)                               300,000       11,346,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                  1,300,000       45,916,000
---------------------------------------------------------------------------
Iron Mountain Inc.(a)                              500,000       19,120,000
---------------------------------------------------------------------------
Paychex, Inc.                                      750,000       29,190,000
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     1,000,000       28,050,000
===========================================================================
                                                                195,465,000
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.83%

Apollo Group, Inc.-Class A(a)                      400,000       25,412,000
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             300,000       15,303,000
---------------------------------------------------------------------------
CoStar Group Inc.(a)                                52,100        1,961,565
===========================================================================
                                                                 42,676,565
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.67%

Rockwell Automation, Inc.                          500,000       15,525,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.96%

National Instruments Corp.                         250,000       10,645,000
---------------------------------------------------------------------------
Waters Corp.(a)                                    375,000       11,786,250
===========================================================================
                                                                 22,431,250
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

EMPLOYMENT SERVICES-1.22%

Robert Half International Inc.(a)                1,200,000   $   28,332,000
===========================================================================

GENERAL MERCHANDISE STORES-0.50%

99 Cents Only Stores(a)                            200,000        5,954,000
---------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                        150,000        5,727,000
===========================================================================
                                                                 11,681,000
===========================================================================

HEALTH CARE DISTRIBUTORS-2.47%

Omnicare, Inc.                                   1,000,000       38,340,000
---------------------------------------------------------------------------
Patterson Dental Co.(a)                            300,000       19,194,000
===========================================================================
                                                                 57,534,000
===========================================================================

HEALTH CARE EQUIPMENT-5.80%

ResMed Inc.(a)                                   1,000,000       41,770,000
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          400,000       23,264,000
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    300,000       19,182,000
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           800,000       51,048,000
===========================================================================
                                                                135,264,000
===========================================================================

HEALTH CARE FACILITIES-1.19%

Health Management Associates, Inc.-Class A       1,250,000       27,687,500
===========================================================================

HEALTH CARE SERVICES-3.02%

Caremark Rx, Inc.(a)                             1,250,000       31,312,500
---------------------------------------------------------------------------
Express Scripts, Inc.(a)                           500,000       27,460,000
---------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           300,000       11,682,000
===========================================================================
                                                                 70,454,500
===========================================================================

HEALTH CARE SUPPLIES-2.86%

Coopers Cos., Inc. (The)                           375,000       16,293,750
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)          1,250,000       50,312,500
===========================================================================
                                                                 66,606,250
===========================================================================

INDUSTRIAL CONGLOMERATES-0.22%

Carlisle Cos. Inc.                                  88,300        5,064,005
===========================================================================

INDUSTRIAL MACHINERY-2.78%

Danaher Corp.                                      600,000       49,710,000
---------------------------------------------------------------------------
Eaton Corp.                                        150,000       15,036,000
===========================================================================
                                                                 64,746,000
===========================================================================

INTERNET RETAIL-0.24%

eBay Inc.(a)                                       100,000        5,594,000
===========================================================================

INVESTMENT BANKING & BROKERAGE-3.34%

Bear Stearns Cos. Inc. (The)                       500,000       38,125,000
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      550,000       39,600,000
===========================================================================
                                                                 77,725,000
===========================================================================

IT CONSULTING & OTHER SERVICES-0.96%

CACI International Inc.-Class A(a)                 450,000       22,288,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


LEISURE PRODUCTS-0.84%

Marvel Enterprises, Inc.(a)                        666,200   $   19,619,590
===========================================================================

MANAGED HEALTH CARE-0.25%

Aetna Inc.                                         100,000        5,741,000
===========================================================================

MULTI-LINE INSURANCE-0.21%

HCC Insurance Holdings, Inc.                       167,600        4,883,864
===========================================================================

OFFICE SERVICES & SUPPLIES-0.61%

Moore Wallace Inc. (Canada)(a)                   1,000,000       14,300,000
===========================================================================

OIL & GAS DRILLING-3.77%

ENSCO International Inc.                         1,000,000       26,350,000
---------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               700,000       26,460,000
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      800,000       22,872,000
---------------------------------------------------------------------------
Pride International, Inc.(a)                       750,000       12,285,000
===========================================================================
                                                                 87,967,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.24%

Cooper Cameron Corp.(a)                            450,000       19,269,000
---------------------------------------------------------------------------
National-Oilwell, Inc.(a)                          750,000       14,302,500
---------------------------------------------------------------------------
Smith International, Inc.(a)                       500,000       18,615,000
===========================================================================
                                                                 52,186,500
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.33%

Newfield Exploration Co.(a)                        425,000       16,885,250
---------------------------------------------------------------------------
XTO Energy, Inc.                                   600,000       14,202,000
===========================================================================
                                                                 31,087,250
===========================================================================

PHARMACEUTICALS-1.91%

Medicis Pharmaceutical Corp.-Class A               500,000       31,675,000
---------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      200,000       12,850,000
===========================================================================
                                                                 44,525,000
===========================================================================

PUBLISHING-1.64%

Belo Corp.-Class A                                 500,000       13,630,000
---------------------------------------------------------------------------
Getty Images, Inc.(a)                              550,000       24,585,000
===========================================================================
                                                                 38,215,000
===========================================================================

REGIONAL BANKS-0.74%

Southwest Bancorp. of Texas, Inc.                  300,000       10,773,000
---------------------------------------------------------------------------
TCF Financial Corp.                                125,000        6,522,500
===========================================================================
                                                                 17,295,500
===========================================================================

RESTAURANTS-2.35%

Brinker International, Inc.(a)                     500,000       15,915,000
---------------------------------------------------------------------------
CBRL Group, Inc.                                    71,500        2,770,625
---------------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                   300,000       11,982,000
---------------------------------------------------------------------------
Sonic Corp.(a)                                     300,050        8,344,391
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
RESTAURANTS-(CONTINUED)

Starbucks Corp.(a)                                 500,000   $   15,800,000
===========================================================================
                                                                 54,812,016
===========================================================================

SEMICONDUCTORS-5.13%

Altera Corp.(a)                                    750,000       15,172,500
---------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                             343,300        6,917,495
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          350,000       11,182,500
---------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                350,000       11,749,500
---------------------------------------------------------------------------
Intersil Corp.-Class A                             500,000       12,895,000
---------------------------------------------------------------------------
Linear Technology Corp.                            575,000       24,500,750
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         400,000       17,548,000
---------------------------------------------------------------------------
Microchip Technology Inc.                          600,000       19,626,000
===========================================================================
                                                                119,591,745
===========================================================================

SPECIALIZED FINANCE-1.60%

Chicago Mercantile Exchange (The)                  250,000       16,987,500
---------------------------------------------------------------------------
Moody's Corp.                                      350,000       20,240,500
===========================================================================
                                                                 37,228,000
===========================================================================

SPECIALTY CHEMICALS-0.72%

Valspar Corp. (The)                                350,000       16,695,000
===========================================================================

SPECIALTY STORES-5.99%

Bed Bath & Beyond Inc.(a)                          750,000       31,680,000
---------------------------------------------------------------------------
CarMax, Inc.(a)                                    300,000        9,453,000
---------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                         150,000        2,884,500
---------------------------------------------------------------------------
Regis Corp.                                        303,000       11,520,060
---------------------------------------------------------------------------
Staples, Inc.(a)                                 1,300,000       34,866,000
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              500,000       20,955,000
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           800,000       28,264,000
===========================================================================
                                                                139,622,560
===========================================================================

SYSTEMS SOFTWARE-1.42%

Adobe Systems Inc.                                 300,000       13,152,000
---------------------------------------------------------------------------
Symantec Corp.(a)                                  300,000       19,995,000
===========================================================================
                                                                 33,147,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

---------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-1.93%

CDW Corp.                                          750,000   $   45,037,500
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.01%

Doral Financial Corp. (Puerto Rico)                350,000       17,675,000
---------------------------------------------------------------------------
New York Community Bancorp, Inc.                   400,000       14,480,000
---------------------------------------------------------------------------
Radian Group Inc.                                  278,600       14,737,940
===========================================================================
                                                                 46,892,940
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.91%

Fastenal Co.                                     1,000,000       44,470,000
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,724,243,328)                         2,278,947,483
===========================================================================

MONEY MARKET FUNDS-3.24%

STIC Liquid Assets Portfolio(b)                 37,783,111       37,783,111
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                         37,783,111       37,783,111
===========================================================================
    Total Money Market Funds (Cost
      $75,566,222)                                               75,566,222
===========================================================================
TOTAL INVESTMENTS-101.03% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,799,809,550)                                             2,354,513,705
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-22.43%

STIC Liquid Assets Portfolio(b)(c)             261,330,936      261,330,936
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     261,330,936      261,330,936
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $522,661,872)                                       522,661,872
===========================================================================
TOTAL INVESTMENTS-123.46% (Cost
  $2,322,471,422)                                             2,877,175,577
===========================================================================
OTHER ASSETS LESS LIABILITIES-(23.46%)                         (546,645,008)
===========================================================================
NET ASSETS-100.00%                                           $2,330,530,569
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $1,724,243,328)*                           $ 2,278,947,483
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $598,228,094)                      598,228,094
------------------------------------------------------------
Cash                                               1,198,825
------------------------------------------------------------
Receivables for:
  Investments sold                                49,660,832
------------------------------------------------------------
  Fund shares sold                                 1,158,837
------------------------------------------------------------
  Dividends                                          324,508
------------------------------------------------------------
Investment for deferred compensation plan            102,238
------------------------------------------------------------
Other assets                                          65,615
============================================================
    Total assets                               2,929,686,432
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           68,040,705
------------------------------------------------------------
  Fund shares reacquired                           5,872,672
------------------------------------------------------------
  Deferred compensation plan                         102,238
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       522,661,872
------------------------------------------------------------
Accrued distribution fees                            697,507
------------------------------------------------------------
Accrued trustees' fees                               133,783
------------------------------------------------------------
Accrued transfer agent fees                        1,310,137
------------------------------------------------------------
Accrued operating expenses                           336,949
============================================================
    Total liabilities                            599,155,863
============================================================
Net assets applicable to shares outstanding  $ 2,330,530,569
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,823,914,593
------------------------------------------------------------
Undistributed net investment income (loss)          (235,341)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,047,852,838)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     554,704,155
============================================================
                                             $ 2,330,530,569
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,983,599,801
____________________________________________________________
============================================================
Class B                                      $   262,098,347
____________________________________________________________
============================================================
Class C                                      $    81,079,129
____________________________________________________________
============================================================
Class R                                      $     1,164,264
____________________________________________________________
============================================================
Institutional Class                          $     2,589,028
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                          220,535,728
____________________________________________________________
============================================================
Class B                                           30,408,663
____________________________________________________________
============================================================
Class C                                            9,408,893
____________________________________________________________
============================================================
Class R                                              129,953
____________________________________________________________
============================================================
Institutional Class                                  285,210
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          8.99
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.99 divided by
      94.50%)                                $          9.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          8.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          8.62
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          8.96
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.08
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $513,411,417 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $25,050)         $  5,010,187
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       966,680
--------------------------------------------------------------------------
Securities lending                                               1,187,469
==========================================================================
    Total investment income                                      7,164,336
==========================================================================

EXPENSES:

Advisory fees                                                   13,458,191
--------------------------------------------------------------------------
Administrative services fees                                       453,825
--------------------------------------------------------------------------
Custodian fees                                                     148,987
--------------------------------------------------------------------------
Distribution fees -- Class A                                     4,512,997
--------------------------------------------------------------------------
Distribution fees -- Class B                                     2,320,962
--------------------------------------------------------------------------
Distribution fees -- Class C                                       720,696
--------------------------------------------------------------------------
Distribution fees -- Class R                                         2,722
--------------------------------------------------------------------------
Transfer agent fees                                              7,339,962
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              69
--------------------------------------------------------------------------
Trustees' fees                                                      45,972
--------------------------------------------------------------------------
Other                                                              767,241
==========================================================================
    Total expenses                                              29,771,624
==========================================================================
Less: Fees waived and expense offset arrangements                  (51,005)
==========================================================================
    Net expenses                                                29,720,619
==========================================================================
Net investment income (loss)                                   (22,556,283)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    61,969,001
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   408,592,565
==========================================================================
Net gain from investment securities                            470,561,566
==========================================================================
Net increase in net assets resulting from operations          $448,005,283
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (22,556,283)   $  (29,737,807)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             61,969,001      (454,400,428)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   408,592,565        70,396,760
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  448,005,283      (413,741,475)
==============================================================================================
Share transactions-net:
  Class A                                                       (198,927,862)     (368,156,521)
----------------------------------------------------------------------------------------------
  Class B                                                        (13,011,938)      (19,209,543)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,417,966)       (8,446,307)
----------------------------------------------------------------------------------------------
  Class R                                                            879,113           133,795
----------------------------------------------------------------------------------------------
  Institutional Class                                              1,928,983           145,043
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (215,549,670)     (395,533,533)
==============================================================================================
    Net increase (decrease) in net assets                        232,455,613      (809,275,008)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,098,074,956     2,907,349,964
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(235,341) and $(208,878) for 2003 and 2002,
    respectively)                                             $2,330,530,569    $2,098,074,956
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $16,521

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $453,825 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") formerly known as A I M Funds Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $3,664,649 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $4,512,997, $2,320,962 $720,696 and $2,722, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $247,028 in front-end sales commissions from the sale of Class A shares and $54,841, $0, $8,182 and $0 from Class A,

Class B and Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $33,957 and reductions in custodian fees of $527 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $34,484.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $5,599 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $513,411,417 were on loan to brokers. The loans were secured by cash collateral of $522,661,872 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $1,187,469 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:
------------------------------

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:
-----------------------------

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   547,008,172
------------------------------------------------------------
Temporary book/tax differences                      (235,341)
------------------------------------------------------------
Capital loss carryforward                     (1,040,156,855)
------------------------------------------------------------
Shares of beneficial interest                  2,823,914,593
============================================================
Total net assets                             $ 2,330,530,569
____________________________________________________________
============================================================

    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2009                              $  576,417,831
------------------------------------------------------------
October 31, 2010                                 463,739,024
============================================================
Total capital loss carryforward               $1,040,156,855
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $1,591,626,604 and $1,744,731,182, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $554,050,882
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (7,042,710)
===========================================================
Net unrealized appreciation of investment
  securities                                   $547,008,172
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,330,167,405.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of the disallowance of net operating losses on October 31, 2003, undistributed net investment income (loss) was increased by $22,529,820, undistributed net realized gains remained unchanged and shares of beneficial interest decreased by $22,529,820. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      35,791,336    $ 277,895,468     44,066,976    $ 384,377,775
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,508,173       33,128,293      6,507,666       55,189,130
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,072,120       15,430,661      2,934,855       24,752,456
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        162,296        1,283,289         18,814          133,820
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           275,456        2,002,058         18,865          145,043
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         337,998        2,617,107        182,647        1,563,408
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (351,540)      (2,617,107)      (188,487)      (1,563,408)
==========================================================================================================================
Reacquired:
  Class A                                                     (62,095,032)    (479,440,437)   (87,574,389)    (754,097,704)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,947,043)     (43,523,124)    (8,963,129)     (72,835,265)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,982,429)     (21,848,627)    (4,058,002)     (33,198,763)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (51,154)        (404,176)            (3)             (25)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (9,111)         (73,075)            --               --
==========================================================================================================================
                                                              (28,288,930)   $(215,549,670)   (47,054,187)   $(395,533,533)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A(a)
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                               2003             2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     7.30       $     8.68    $    18.41    $    13.90    $    10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(b)        (0.09)(b)     (0.09)(b)     (0.13)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.76            (1.29)        (6.34)        11.08          4.05
=================================================================================================================================
    Total from investment operations                              1.69            (1.38)        (6.43)        10.95          3.96
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                             --               --         (3.30)        (6.44)        (0.10)
=================================================================================================================================
Net asset value, end of period                              $     8.99       $     7.30    $     8.68    $    18.41    $    13.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  23.15%          (15.90)%      (40.51)%       47.53%        39.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,983,600       $1,798,318    $2,516,407    $4,444,515    $2,808,451
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.30%(d)         1.32%         1.17%         1.04%         1.09%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.96)%(d)       (1.00)%       (0.79)%       (0.77)%       (0.69)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             78%              68%           89%           79%           75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,805,198,791.


                                                                                         CLASS B(a)
                                                              ----------------------------------------------------------------
                                                                                                                 MARCH 1, 1999
                                                                                                                 (DATE SALES
                                                                          YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              -----------------------------------------------    OCTOBER 31,
                                                                2003           2002        2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.04       $   8.45    $  18.12    $  13.81       $ 10.85
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)(b)      (0.15)(b)   (0.17)(b)   (0.29)        (0.07)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.71          (1.26)      (6.20)      11.04          3.03
==============================================================================================================================
    Total from investment operations                              1.58          (1.41)      (6.37)      10.75          2.96
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                             --             --       (3.30)      (6.44)           --
==============================================================================================================================
Net asset value, end of period                                $   8.62       $   7.04    $   8.45    $  18.12       $ 13.81
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  22.44%        (16.69)%    (40.90)%     46.29%        27.27%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $262,098       $226,806    $294,303    $374,010       $24,914
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           2.05%(d)       2.07%       1.94%       1.86%         2.08%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.71)%(d)     (1.75)%     (1.55)%     (1.59)%       (1.68)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                          78%            68%         89%         79%           75%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $232,096,158.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                       CLASS C(a)
                                                              -------------------------------------------------------------
                                                                                                              MARCH 1, 1999
                                                                                                              (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              --------------------------------------------    OCTOBER 31,
                                                               2003          2002       2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.04       $  8.45    $ 18.11    $  13.81       $10.85
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.13)(b)     (0.15)(b)  (0.17)(b)   (0.29)       (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.71         (1.26)     (6.19)      11.03         3.03
===========================================================================================================================
    Total from investment operations                             1.58         (1.41)     (6.36)      10.74         2.96
===========================================================================================================================
Less distributions:
  Distributions from net realized gains                            --            --      (3.30)      (6.44)          --
===========================================================================================================================
Net asset value, end of period                                $  8.62       $  7.04    $  8.45    $  18.11       $13.81
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                 22.44%       (16.69)%   (40.86)%     46.21%       27.27%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,079       $72,676    $96,640    $120,591       $6,807
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                          2.05%(d)      2.07%      1.94%       1.86%        2.08%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.71)%(d)    (1.75)%    (1.55)%     (1.59)%      (1.68)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                         78%           68%        89%         79%          75%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $72,069,646.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.29             $  8.89
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)           (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.77               (1.56)
=============================================================================================
    Total from investment operations                              1.67               (1.60)
=============================================================================================
Net asset value, end of period                                  $ 8.96             $  7.29
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  22.91%             (18.00)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,164             $   137
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.55%(c)            1.62%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)          (1.30)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          78%                 68%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $544,422.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                MARCH 15, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.32             $  9.53
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)           (0.02)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.79               (2.19)
==============================================================================================
    Total from investment operations                              1.76               (2.21)
==============================================================================================
Net asset value, end of period                                  $ 9.08             $  7.32
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  24.04%             (23.19)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,589             $   138
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                           0.71%(c)            0.81%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.37)%(c)          (0.49)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          78%                 68%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,401,489.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Basic Value II Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Basic Value II Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Basic Value II Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                          MARKET
                                               SHARES     VALUE
------------------------------------------------------------------
COMMON STOCKS-99.98%

ADVERTISING-6.20%

Interpublic Group of Cos., Inc. (The)          2,500    $   37,200
------------------------------------------------------------------
Omnicom Group Inc.                               450        35,910
==================================================================
                                                            73,110
==================================================================

AEROSPACE & DEFENSE-1.82%

Honeywell International Inc.                     700        21,427
==================================================================

APPAREL RETAIL-2.59%

Gap, Inc. (The)                                1,600        30,528
==================================================================

BUILDING PRODUCTS-2.84%

American Standard Cos. Inc.(a)                   350        33,495
==================================================================

DATA PROCESSING & OUTSOURCED SERVICES-4.61%

Ceridian Corp.(a)                              1,400        29,400
------------------------------------------------------------------
First Data Corp.                                 700        24,990
==================================================================
                                                            54,390
==================================================================

DIVERSIFIED BANKS-2.52%

Bank One Corp.                                   700        29,715
==================================================================

DIVERSIFIED CAPITAL MARKETS-3.05%

J.P. Morgan Chase & Co.                        1,000        35,900
==================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.87%

Cendant Corp.(a)                               2,000        40,860
------------------------------------------------------------------
H&R Block, Inc.                                  350        16,481
==================================================================
                                                            57,341
==================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.93%

Waters Corp.(a)                                1,100        34,573
==================================================================

                                                          MARKET
                                               SHARES     VALUE
------------------------------------------------------------------
EMPLOYMENT SERVICES-2.20%

Robert Half International Inc.(a)              1,100        25,971
==================================================================

ENVIRONMENTAL SERVICES-3.08%

Waste Management, Inc.                         1,400        36,288
==================================================================

FOOD RETAIL-3.88%

Kroger Co. (The)(a)                            1,650        28,858
------------------------------------------------------------------
Safeway Inc.(a)                                  800        16,880
==================================================================
                                                            45,738
==================================================================

------------------------------------------------------------------
                                                          MARKET
                                               SHARES     VALUE

GENERAL MERCHANDISE STORES-2.02%

Target Corp.                                     600    $   23,844
==================================================================

HEALTH CARE DISTRIBUTORS-4.58%

Cardinal Health, Inc.                            450        26,703
------------------------------------------------------------------
McKesson Corp.                                   900        27,243
==================================================================
                                                            53,946
==================================================================

HEALTH CARE FACILITIES-3.69%

HCA Inc.                                         400        15,300
------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)       600        28,230
==================================================================
                                                            43,530
==================================================================

HEALTH CARE SERVICES-2.90%

IMS Health Inc.                                1,450        34,118
==================================================================

HOTELS, RESORTS & CRUISE LINES-2.86%

Starwood Hotels & Resorts Worldwide, Inc.      1,000        33,730
==================================================================

INDUSTRIAL CONGLOMERATES-4.07%

Tyco International Ltd. (Bermuda)              2,300        48,024
==================================================================

INVESTMENT BANKING & BROKERAGE-5.02%

Merrill Lynch & Co., Inc.                      1,000        59,200
==================================================================

LEISURE PRODUCTS-3.02%

Brunswick Corp.                                1,200        35,604
==================================================================

MANAGED HEALTH CARE-2.68%

Aetna Inc.                                       550        31,576
==================================================================

                                                          MARKET
                                               SHARES     VALUE
------------------------------------------------------------------
OIL & GAS DRILLING-3.64%

Pride International, Inc.(a)                   1,450        23,751
------------------------------------------------------------------
Transocean Inc. (Cayman Island)(a)             1,000        19,190
==================================================================
                                                            42,941
==================================================================

OIL & GAS EQUIPMENT & SERVICES-1.33%

Weatherford International Ltd. (Bermuda)(a)      450        15,638
==================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.42%

Citigroup Inc.                                 1,100        52,140
==================================================================

PHARMACEUTICALS-3.19%

Aventis S.A. (France)                            320        16,886
------------------------------------------------------------------
Wyeth                                            470        20,746
==================================================================
                                                            37,632
==================================================================

                                                          MARKET
                                               SHARES     VALUE
------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.60%

ACE Ltd. (Cayman Island)                         850    $   30,600
==================================================================

SEMICONDUCTOR EQUIPMENT-3.33%

Novellus Systems, Inc.(a)                        950        39,226
==================================================================

SYSTEMS SOFTWARE-4.39%

Computer Associates International, Inc.        2,200        51,744
==================================================================

THRIFTS & MORTGAGE FINANCE-5.65%

Fannie Mae                                       560        40,146
------------------------------------------------------------------
Radian Group Inc.                                500        26,450
==================================================================
                                                            66,596
==================================================================
    Total Domestic Common Stocks (Cost
      $963,353)                                          1,178,565
==================================================================
TOTAL INVESTMENTS-99.98% (Cost $963,353)                 1,178,565
==================================================================
OTHER ASSETS LESS LIABILITIES-0.02%                            260
==================================================================
NET ASSETS-100.00%                                      $1,178,825
__________________________________________________________________
==================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

AIM Basic Value II
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003





Assets:
Investments, at market value (cost $963,353)                                               $ 1,178,565
                                                                                           -----------
Cash                                                                                             7,025
                                                                                           -----------
Receivables for:
  Dividends                                                                                        703
                                                                                           -----------
  Amount due from advisor                                                                        9,475
                                                                                           -----------
Investment for deferred compensation plan                                                        3,462
                                                                                           -----------
Other assets                                                                                        99
                                                                                           ===========
    Total assets                                                                             1,199,329
                                                                                           ===========
Liabilities:
Payables for:
  Deferred compensation plan                                                                     3,462
                                                                                           -----------
Accrued trustees' fees                                                                             567
                                                                                           -----------
Accrued transfer agent fees                                                                         19
                                                                                           -----------
Accrued operating expenses                                                                      16,456
                                                                                           ===========
    Total liabilities                                                                           20,504
                                                                                           ===========
Net assets applicable to shares outstanding                                                $ 1,178,825
                                                                                           ===========
Net assets consist of:
  Shares of beneficial interest                                                            $   995,507
                                                                                           -----------
  Undistributed net investment income (loss)                                                    (3,792)
                                                                                           -----------
  Undistributed net realized gain (loss) from investment securities
     and foreign currencies                                                                    (28,102)
                                                                                           -----------
  Unrealized appreciation of investment securities                                             215,212
                                                                                           -----------
                                                                                           $ 1,178,825
                                                                                           ===========
Net Assets:
Class A                                                                                    $   471,527
                                                                                           ===========
Class B                                                                                    $   353,649
                                                                                           ===========
Class C                                                                                    $   353,649
                                                                                           ===========
Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A                                                                                         40,477
                                                                                           ===========
Class B                                                                                         30,357
                                                                                           ===========
Class C                                                                                         30,357
                                                                                           ===========
Class A :
  Net asset value per share                                                                $     11.65
                                                                                           -----------
  Offering price per share:
    (Net asset value of $11.65 / 94.50%)                                                   $     12.33
                                                                                           ===========
Class B :
  Net asset value and offering price per share                                             $     11.65
                                                                                           ===========
Class C :
  Net asset value and offering price per share                                             $     11.65
                                                                                           ===========


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended October 31, 2003


Investment income:
Dividends                                                                      $  10,127
                                                                               ---------
Expenses:
Advisory fees                                                                      7,610
                                                                               ---------
Administrative services fees                                                      50,000
                                                                               ---------
Custodian fees                                                                     2,064
                                                                               ---------
Distribution fees:
                        Class A                                                    1,420
                                                                               ---------
                        Class B                                                    3,044
                                                                               ---------
                        Class C                                                    3,044
                                                                               ---------
Transfer agent fees                                                                   32
                                                                               ---------
Trustees' fees                                                                     8,856
                                                                               ---------
Printing and postage fees                                                          5,518
                                                                               ---------
Professional fees                                                                 24,419
                                                                               ---------
Other                                                                              2,174
                                                                               =========
    Total expenses                                                               108,181
                                                                               =========
Less: Fees waived, expenses reimbursed and expense offset arrangements           (90,438)
                                                                               =========
    Net expenses                                                                  17,743
                                                                               =========
Net investment income (loss)                                                      (7,616)
                                                                               =========

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
  Investment securities                                                           (7,764)
                                                                               ---------
  Foreign currencies                                                                  66
                                                                               =========
                                                                                  (7,698)
                                                                               =========
Change in net unrealized appreciation of investment securities                   281,016
                                                                               =========
Net gain from investment securities
     and foreign currencies                                                      273,318
                                                                               =========
Net increase in net assets resulting from operations                           $ 265,702
                                                                               =========



See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the year ended October 31, 2003 and the period August 30, 2002 (Date operations commenced) to October 31, 2002


                                                                                            2003              2002
                                                                                        -----------      -----------
Operations:
  Net investment income (loss)                                                          $    (7,616)     $      (765)
                                                                                        -----------      -----------
  Net realized gain (loss) from investment securities
     and foreign currencies                                                                  (7,698)         (20,338)
                                                                                        -----------      -----------
  Change in net unrealized appreciation (depreciation) of investment securities             281,016          (65,804)
                                                                                        ===========      ===========
    Net increase (decrease) in net assets resulting from operations                         265,702          (86,907)
                                                                                        ===========      ===========
Distributions to shareholders from net investment income:
  Class A                                                                                    (4,400)              --
                                                                                        -----------      -----------
  Class B                                                                                    (3,300)              --
                                                                                        -----------      -----------
  Class C                                                                                    (3,300)              --
                                                                                        ===========      ===========
  Decrease in net assets resulting from distributions                                       (11,000)              --
                                                                                        ===========      ===========
Share transactions-net:
  Class A                                                                                     4,400          400,010
                                                                                        -----------      -----------
  Class B                                                                                     3,300          300,010
                                                                                        -----------      -----------
  Class C                                                                                     3,300          300,010
                                                                                        ===========      ===========
    Net increase in net assets resulting from share transactions                             11,000        1,000,030
                                                                                        ===========      ===========
    Net increase in net assets                                                              265,702          913,123
                                                                                        ===========      ===========
Net assets:
  Beginning of year                                                                         913,123               --
                                                                                        ===========      ===========
  End of year (including undistributed net investment income
    (loss) of $(3,792) and $6,231 for 2--3 and 2002, respectively)                        1,178,825      $   913,123
                                                                                        ===========      ===========



See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
October 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value II Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently closed to new investors.

         The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.
Security Valuations - Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADR's, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B.
Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.
Distributions - Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.
Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E.
Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.
Foreign Currency Contracts - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees, and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 1.75%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. During periods of voluntary waivers or reimbursements to the extent the annualized expense ratio does not exceed the voluntary limit for the period committed, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $7,610 and reimbursed expenses of $74,541.

         The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

         The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $107 for such services.

         The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. This waiver may be modified or discontinued at any time. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively, after AIM Distributors waived plan fees of $1,420, $3,044, and $3,044, respectively.

         Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3 - EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11 and reductions in custodian fees of $768 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $779.

NOTE 4 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

         Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

         During the year ended October 31, 2003, the Fund paid legal fees of $2,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.


NOTE 5 - BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

         Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

         During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted line of credit facility.

         Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:
-----------------------------
The tax character of distributions paid during the year ended October 31, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002 were as follows:

                                                                         2003                      2002
                                                                ----------------------   ----------------------
     Distributions paid from ordinary income                    $              11,000    $                  --
                                                                ======================   ======================

Tax Components of Net Assets:
----------------------------
As of October 31, 2003, the components of net assets a tax basis were as follows:

     Unrealized appreciation - investments                            $              215,212
     Temporary book/tax differences                                                   (3,792)
     Capital loss carryforward                                                       (28,102)
     Shares of beneficial interest                                                   995,507
                                                                      -----------------------
     Total net assets                                                 $            1,178,825
                                                                      =======================

         The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation.

         The Fund has a capital loss carryforward for tax purposes which expires as follows:


                                                     CAPITAL
     EXPIRATION                                 LOSS CARRYFORWARD
     ---------------------------------        -----------------------
     October 31, 2010                         $                20,338
     October 31, 2011                                           7,764
                                              -----------------------
     Total capital loss carryforward          $                28,102
                                              =======================

NOTE 7 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $205,615 and $194,571, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
     Aggregate unrealized appreciation of investment securities                $      235,418
                                                                               --------------
     Aggregate unrealized (depreciation) of investment securities                     (20,206)
                                                                               --------------
     Net unrealized appreciation of investment securities                      $      215,212
                                                                               ==============
     Investments have the same cost for tax and financial statement purposes.

NOTE 8 - RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, nondeductible stock issuance costs, nondeductible excise tax paid, and net operating losses, on October 31, 2003, undistributed net investment income was increased by $8,593 undistributed net realized gains decreased by $66 and shares of beneficial interest decreased by $8,527. This reclassification had no effect on the net assets of the Fund.

NOTE 9 - SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                       CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------
                                                                             AUGUST 30, 2002 (DATE
                                                                           OPERATIONS COMMENCED) TO
                                            YEAR ENDED OCTOBER 31,                OCTOBER 31,
                                                    2003                            2002
                                        ----------------------------------------------------------------
                                           SHARES         AMOUNT         SHARES            AMOUNT
                                        -------------   ------------   ------------   ------------------
    Sold:
      Class A                     *               --    $         --         40,001   $          400,010
                                        -------------   ------------   ------------   ------------------
      Class B                     *               --              --         30,001              300,010
                                        -------------   ------------   ------------   ------------------
      Class C                     *               --              --         30,001              300,010
                                        -------------   ------------   ------------   ------------------
    Issued as reinvestment of dividends:
      Class A                     *              476           4,400             --                   --
                                        -------------   ------------   ------------   ------------------
      Class B                     *              356           3,300             --                   --
                                        -------------   ------------   ------------   ------------------
      Class C                     *              356           3,300             --                   --
                                        ============    ============   ============   ==================
                                               1,188    $     11,000        100,003   $        1,000,030
                                        ============    ============   ============   ==================


    * Currently, the Fund is not open to investors and consequently all shares are owned by AIM.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                                           -------------------------------------
                                                                                                AUGUST 30, 2002
                                                                                               (DATE OPERATIONS
                                                                            YEAR ENDED          COMMENCED) TO
                                                                            OCTOBER 31,          OCTOBER 31,
                                                                           --------------     ------------------
                                                                                2003               2002
                                                                           --------------     ------------------
Net asset value, beginning of period                                       $         9.13     $            10.00
                                                                           --------------     ------------------
Income from investment operations:
   Net investment income (loss)                                                     (0.07)                 (0.01)
                                                                           --------------     ------------------
   Net gains (losses) on securities (both realized and unrealized)                   2.70                  (0.86)
                                                                           ==============     ==================
       Total from investment operations                                              2.63                  (0.87)
                                                                           ==============     ==================
Less dividends from net investment income                                           (0.11)                    --
                                                                           ==============     ==================
Net asset value, end of period                                             $        11.65     $             9.13
                                                                           ==============     ==================
Total return(a)                                                                     29.12%                 (8.70)%
                                                                           ==============     ==================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $          472     $              365
                                                                           ==============     ==================
Ratio of expenses to average net assets:
   With fee waivers and expense reimbursements                                       1.83%(b)               1.75%(c)
                                                                           --------------     ------------------
   Without fee waivers and expense reimbursements                                   10.27%(b)              23.74%(c)
                                                                           ==============     ==================
Ratio of net investment income (loss) to average net assets                         (0.75)%(b)             (0.49)(c)
                                                                           ==============     ==================
Portfolio turnover rate(d)                                                             20%                     4%
                                                                           ==============     ==================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b)      Ratios are based on average daily net assets of $405,837.

(c)      Annualized.

(d)      Not annualized for periods less than one year.

                                                                                        CLASS B
                                                                           -----------------------------------
                                                                                               AUGUST 30, 2002
                                                                                              (DATE OPERATIONS
                                                                             YEAR ENDED        COMMENCED) TO
                                                                             OCTOBER 31,        OCTOBER 31,
                                                                           --------------     ----------------
                                                                               2003                 2002
                                                                           --------------     ----------------
Net asset value, beginning of period                                       $         9.13     $          10.00
                                                                           --------------     ----------------
Income from investment operations:
   Net investment income (loss)                                                     (0.07)               (0.01)
                                                                           --------------     ----------------
   Net gains (losses) on securities (both realized and unrealized)                   2.70                (0.86)
                                                                           ==============     ================
       Total from investment operations                                              2.63                (0.87)
                                                                           ==============     ================
Less dividends from net investment income                                           (0.11)                  --
                                                                           ==============     ================
Net asset value, end of period                                             $        11.65     $           9.13
                                                                           ==============     ================
Total return (a)                                                                    29.12%               (8.70)%
                                                                           ==============     ================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                   $          354     $            274
                                                                           ==============     ================
Ratio of expenses to average net assets:
   With fee waivers and expense reimbursements                                       1.83%(b)             1.75% (c)
                                                                           --------------     ----------------
   Without fee waivers and expense reimbursements                                   10.92%(b)            24.39% (c)
                                                                           ==============     ================
Ratio of net investment income (loss) to average net assets                         (0.75)%(b)           (0.49)(c)
                                                                           ==============     ================
Portfolio turnover rate (d)                                                            20%                   4%
                                                                           ==============     ================


(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b)      Ratios are based on average daily net assets of $304,382.

(c)      Annualized.

(d)      Not annualized for periods less than one year.

                                                                                         CLASS C
                                                                           -----------------------------------
                                                                                              AUGUST 30, 2002
                                                                                              (DATE OPERATIONS
                                                                            YEAR ENDED         COMMENCED) TO
                                                                            OCTOBER 31,         OCTOBER 31,
                                                                           --------------     ----------------
                                                                                2003              2002
                                                                            --------------     ----------------
Net asset value, beginning of period                                        $         9.13     $          10.00
                                                                            --------------     ----------------
Income from investment operations:
   Net investment income (loss)                                                      (0.07)               (0.01)
                                                                            --------------     ----------------
   Net gains (losses) on securities (both realized and unrealized)                    2.70                (0.86)
                                                                            ==============     ================
       Total from investment operations                                               2.63                (0.87)
                                                                            ==============     ================
Less dividends from net investment income                                            (0.11)                  --
                                                                            ==============     ================
Net asset value, end of period                                              $        11.65     $           9.13
                                                                            ==============     ================
Total return (a)                                                                     29.12%               (8.70)%
                                                                            ==============     ================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                    $          354     $            274
                                                                            ==============     ================
Ratio of expenses to average net assets:
   With fee waivers and expense reimbursements                                        1.83%(b)             1.75% (c)
                                                                            ==============     ================
   Without fee waivers and expense reimbursements                                    10.92%(b)            24.39% (c)
                                                                            ==============     ================
Ratio of net investment income (loss) to average net assets                          (0.75)%(b)           (0.49)(c)
                                                                            ==============     ================
Portfolio turnover rate (d)                                                             20%                   4%
                                                                            ==============     ================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.

(b)      Ratios are based on average daily net assets of $304,382.

(c)      Annualized.

(d)      Not annualized for periods less than one year.

NOTE 11 - SUBSEQUENT EVENT

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

         On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R) , which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

         The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

         The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

         The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

         If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

         AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries

         In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

         At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG LLP


Houston, Texas
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.27%

ADVERTISING-1.08%

Omnicom Group Inc.                                400,000   $   31,920,000
==========================================================================

AEROSPACE & DEFENSE-1.94%

Lockheed Martin Corp.                             325,000       15,067,000
--------------------------------------------------------------------------
United Technologies Corp.                         500,000       42,345,000
==========================================================================
                                                                57,412,000
==========================================================================

ALUMINUM-0.64%

Alcoa Inc.                                        600,000       18,942,000
==========================================================================

APPAREL RETAIL-0.61%

Gap, Inc. (The)                                   950,000       18,126,000
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.48%

Franklin Resources, Inc.                          300,000       14,226,000
==========================================================================

BIOTECHNOLOGY-1.88%

Amgen Inc.(a)                                     900,000       55,584,000
==========================================================================

BREWERS-0.50%

Anheuser-Busch Cos., Inc.                         300,000       14,778,000
==========================================================================

BROADCASTING & CABLE TV-0.52%

Clear Channel Communications, Inc.                375,000       15,307,500
==========================================================================

CASINOS & GAMING-0.69%

International Game Technology                     625,000       20,468,750
==========================================================================

COMMUNICATIONS EQUIPMENT-2.91%

Cisco Systems, Inc.(a)                          4,100,000       86,018,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.99%

Best Buy Co., Inc.                                500,000       29,155,000
==========================================================================

COMPUTER HARDWARE-2.76%

Dell Inc.(a)                                    1,450,000       52,374,000
--------------------------------------------------------------------------
International Business Machines Corp.             325,000       29,081,000
==========================================================================
                                                                81,455,000
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.84%

EMC Corp.(a)                                    1,800,000       24,912,000
==========================================================================

CONSUMER FINANCE-2.90%

American Express Co.                              900,000       42,237,000
--------------------------------------------------------------------------
MBNA Corp.                                        850,000       21,037,500
--------------------------------------------------------------------------
SLM Corp.                                         575,000       22,517,000
==========================================================================
                                                                85,791,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-1.68%

First Data Corp.                                  850,000   $   30,345,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   550,000       19,426,000
==========================================================================
                                                                49,771,000
==========================================================================

DIVERSIFIED BANKS-2.66%

Bank of America Corp.                             425,000       32,185,250
--------------------------------------------------------------------------
Wells Fargo & Co.                                 825,000       46,464,000
==========================================================================
                                                                78,649,250
==========================================================================

DIVERSIFIED CAPITAL MARKETS-1.76%

J.P. Morgan Chase & Co.                         1,450,000       52,055,000
==========================================================================

DIVERSIFIED CHEMICALS-0.27%

E. I. du Pont de Nemours & Co.                    200,000        8,080,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.61%

Apollo Group, Inc.-Class A(a)                     525,000       33,353,250
--------------------------------------------------------------------------
H&R Block, Inc.                                   300,000       14,127,000
==========================================================================
                                                                47,480,250
==========================================================================

ELECTRIC UTILITIES-1.56%

Dominion Resources, Inc.                          250,000       15,400,000
--------------------------------------------------------------------------
FPL Group, Inc.                                   250,000       15,935,000
--------------------------------------------------------------------------
Southern Co. (The)                                500,000       14,900,000
==========================================================================
                                                                46,235,000
==========================================================================

FOOD DISTRIBUTORS-0.85%

Sysco Corp.                                       750,000       25,245,000
==========================================================================

FOOTWEAR-0.54%

NIKE, Inc.-Class B                                250,000       15,975,000
==========================================================================

GENERAL MERCHANDISE STORES-0.74%

Target Corp.                                      550,000       21,857,000
==========================================================================

HEALTH CARE EQUIPMENT-4.70%

Boston Scientific Corp.(a)                        700,000       47,404,000
--------------------------------------------------------------------------
Medtronic, Inc.                                   850,000       38,734,500
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         275,000       15,994,000
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          575,000       36,690,750
==========================================================================
                                                               138,823,250
==========================================================================

HOME IMPROVEMENT RETAIL-1.94%

Home Depot, Inc. (The)                          1,550,000       57,458,500
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.56%

Carnival Corp. (Panama)                           475,000       16,582,250
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.89%

Colgate-Palmolive Co.                             450,000   $   23,935,500
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        625,000       61,431,250
==========================================================================
                                                                85,366,750
==========================================================================

HYPERMARKETS & SUPER CENTERS-3.29%

Wal-Mart Stores, Inc.                           1,650,000       97,267,500
==========================================================================

INDUSTRIAL CONGLOMERATES-3.02%

3M Co.                                            195,000       15,379,650
--------------------------------------------------------------------------
General Electric Co.                            2,550,000       73,975,500
==========================================================================
                                                                89,355,150
==========================================================================

INDUSTRIAL GASES-0.54%

Air Products & Chemicals, Inc.                    350,000       15,893,500
==========================================================================

INDUSTRIAL MACHINERY-0.52%

Danaher Corp.                                     185,000       15,327,250
==========================================================================

INTEGRATED OIL & GAS-2.29%

Exxon Mobil Corp.                               1,850,000       67,673,000
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.61%

SBC Communications Inc.                           750,000       17,985,000
==========================================================================

INTERNET RETAIL-0.76%

eBay Inc.(a)                                      400,000       22,376,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-4.77%

Goldman Sachs Group, Inc. (The)                   500,000       46,950,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         800,000       47,360,000
--------------------------------------------------------------------------
Morgan Stanley                                    850,000       46,639,500
==========================================================================
                                                               140,949,500
==========================================================================

LIFE & HEALTH INSURANCE-0.75%

Prudential Financial, Inc.                        575,000       22,218,000
==========================================================================

MANAGED HEALTH CARE-1.46%

UnitedHealth Group Inc.                           850,000       43,248,000
==========================================================================

MOVIES & ENTERTAINMENT-1.48%

Viacom Inc.-Class B                             1,100,000       43,857,000
==========================================================================

MULTI-LINE INSURANCE-1.75%

American International Group, Inc.                850,000       51,705,500
==========================================================================

OIL & GAS DRILLING-1.00%

ENSCO International Inc.                          550,000       14,492,500
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              400,000       15,120,000
==========================================================================
                                                                29,612,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


OIL & GAS EQUIPMENT & SERVICES-0.76%

Schlumberger Ltd. (Netherlands)                   475,000   $   22,310,750
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.85%

Citigroup Inc.                                  2,400,000      113,760,000
==========================================================================

PHARMACEUTICALS-6.69%

Allergan, Inc.                                    325,000       24,576,500
--------------------------------------------------------------------------
Johnson & Johnson                                 750,000       37,747,500
--------------------------------------------------------------------------
Pfizer Inc.                                     2,350,000       74,260,000
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        375,000       21,333,750
--------------------------------------------------------------------------
Wyeth                                             900,000       39,726,000
==========================================================================
                                                               197,643,750
==========================================================================

RAILROADS-0.66%

Canadian National Railway Co. (Canada)            325,000       19,565,000
==========================================================================

REGIONAL BANKS-0.74%

Fifth Third Bancorp                               375,000       21,735,000
==========================================================================

RESTAURANTS-0.34%

McDonald's Corp.                                  400,000       10,004,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.93%

Applied Materials, Inc.(a)                      1,500,000       35,055,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               450,000       25,798,500
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         625,000       25,806,250
==========================================================================
                                                                86,659,750
==========================================================================

SEMICONDUCTORS-6.94%

Analog Devices, Inc.(a)                           650,000       28,814,500
--------------------------------------------------------------------------
Intel Corp.                                     2,500,000       82,625,000
--------------------------------------------------------------------------
Linear Technology Corp.                           650,000       27,696,500
--------------------------------------------------------------------------
Microchip Technology Inc.                         800,000       26,168,000
--------------------------------------------------------------------------
Texas Instruments Inc.                            500,000       14,460,000
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                   800,000       25,360,000
==========================================================================
                                                               205,124,000
==========================================================================

SOFT DRINKS-1.28%

Coca-Cola Co. (The)                               400,000       18,560,000
--------------------------------------------------------------------------
PepsiCo, Inc.                                     400,000       19,128,000
==========================================================================
                                                                37,688,000
==========================================================================

SPECIALTY STORES-1.79%

Bed Bath & Beyond Inc.(a)                         725,000       30,624,000
--------------------------------------------------------------------------
Staples, Inc.(a)                                  825,000       22,126,500
==========================================================================
                                                                52,750,500
==========================================================================

SYSTEMS SOFTWARE-6.47%

Computer Associates International, Inc.           675,000       15,876,000
--------------------------------------------------------------------------
Microsoft Corp.                                 3,900,000      101,985,000
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Oracle Corp.(a)                                 2,500,000   $   29,900,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,200,000       43,380,000
==========================================================================
                                                               191,141,000
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.09%

Fannie Mae                                        450,000       32,260,500
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.99%

AT&T Wireless Services Inc.(a)                  1,100,000        7,975,000
--------------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)         1,000,000       21,150,000
==========================================================================
                                                                29,125,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,273,576,585)                        2,874,909,150
==========================================================================

MONEY MARKET FUNDS-2.18%

STIC Liquid Assets Portfolio(b)                32,255,406       32,255,406
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        32,255,406       32,255,406
==========================================================================
    Total Money Market Funds (Cost
      $64,510,812)                                              64,510,812
==========================================================================
TOTAL INVESTMENTS-99.45% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,338,087,397)                                            2,939,419,962
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.02%

STIC Liquid Assets Portfolio(b)(c)                447,700   $      447,700
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $447,700)                                              447,700
==========================================================================
TOTAL INVESTMENTS-99.47% (Cost
  $2,338,535,097)                                            2,939,867,662
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.53%                             15,680,944
==========================================================================
NET ASSETS-100.00%                                          $2,955,548,606
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $2,273,576,585)*                            $2,874,909,150
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $64,958,512)                              64,958,512
------------------------------------------------------------
Receivables for:
  Investments sold                                24,683,025
------------------------------------------------------------
  Fund shares sold                                 2,304,821
------------------------------------------------------------
  Dividends                                        3,002,219
------------------------------------------------------------
Investment for deferred compensation plan             85,703
------------------------------------------------------------
Other assets                                          89,262
============================================================
    Total assets                               2,970,032,692
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,960,690
------------------------------------------------------------
  Fund shares reacquired                           6,778,210
------------------------------------------------------------
  Deferred compensation plan                          85,703
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                           447,700
------------------------------------------------------------
Accrued distribution fees                          1,754,494
------------------------------------------------------------
Accrued trustees' fees                               113,708
------------------------------------------------------------
Accrued transfer agent fees                        1,879,182
------------------------------------------------------------
Accrued operating expenses                           464,399
============================================================
    Total liabilities                             14,484,086
============================================================
Net assets applicable to shares outstanding   $2,955,548,606
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,174,409,315
------------------------------------------------------------
Undistributed net investment income (loss)          (193,930)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                       (1,819,999,344)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                      601,332,565
============================================================
                                              $2,955,548,606
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,439,517,589
____________________________________________________________
============================================================
Class B                                       $1,223,820,934
____________________________________________________________
============================================================
Class C                                       $  290,396,300
____________________________________________________________
============================================================
Class R                                       $    1,577,836
____________________________________________________________
============================================================
Investor Class                                $      100,222
____________________________________________________________
============================================================
Institutional Class                           $      135,725
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          134,716,761
____________________________________________________________
============================================================
Class B                                          119,762,062
____________________________________________________________
============================================================
Class C                                           28,419,655
____________________________________________________________
============================================================
Class R                                              147,951
____________________________________________________________
============================================================
Investor Class                                         9,378
____________________________________________________________
============================================================
Institutional Class                                   12,560
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        10.69
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.69 divided by
      94.50%)                                 $        11.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        10.22
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        10.22
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        10.66
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        10.69
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        10.81
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $431,970 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $79,735)         $  35,405,963
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        985,598
---------------------------------------------------------------------------
Interest                                                             35,871
---------------------------------------------------------------------------
Securities lending                                                   34,455
===========================================================================
    Total investment income                                      36,461,887
===========================================================================

EXPENSES:

Advisory fees                                                    17,924,075
---------------------------------------------------------------------------
Administrative services fees                                        540,113
---------------------------------------------------------------------------
Custodian fees                                                      190,013
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,741,551
---------------------------------------------------------------------------
  Class B                                                        11,597,496
---------------------------------------------------------------------------
  Class C                                                         2,827,049
---------------------------------------------------------------------------
  Class R                                                             2,613
---------------------------------------------------------------------------
  Investor Class                                                         10
---------------------------------------------------------------------------
Transfer agent fees                                              11,540,164
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               81
---------------------------------------------------------------------------
Trustees' fees                                                       58,866
---------------------------------------------------------------------------
Other                                                             1,213,386
===========================================================================
    Total expenses                                               50,635,417
===========================================================================
Less: Fees waived and expense offset arrangements                   (72,046)
===========================================================================
    Net expenses                                                 50,563,371
===========================================================================
Net investment income (loss)                                    (14,101,484)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (109,521,399)
---------------------------------------------------------------------------
  Foreign currencies                                                  1,362
---------------------------------------------------------------------------
  Futures contracts                                               4,362,825
===========================================================================
                                                               (105,157,212)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         520,451,864
---------------------------------------------------------------------------
  Foreign currencies                                                   (538)
---------------------------------------------------------------------------
  Futures contracts                                              (1,164,391)
===========================================================================
                                                                519,286,935
===========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                             414,129,723
===========================================================================
Net increase in net assets resulting from operations          $ 400,028,239
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (14,101,484)   $   (26,181,399)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                    (105,157,212)      (605,224,882)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    519,286,935        (87,627,440)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  400,028,239       (719,033,721)
===============================================================================================
Share transactions-net:
  Class A                                                       (162,460,380)      (325,975,435)
-----------------------------------------------------------------------------------------------
  Class B                                                       (136,334,779)      (303,773,409)
-----------------------------------------------------------------------------------------------
  Class C                                                        (51,018,964)      (109,471,968)
-----------------------------------------------------------------------------------------------
  Class R                                                          1,425,250             36,356
-----------------------------------------------------------------------------------------------
  Investor Class                                                      99,068                 --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                (43,881)           168,155
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (348,333,686)      (739,016,301)
===============================================================================================
    Net increase (decrease) in net assets                         51,694,553     (1,458,050,022)
===============================================================================================

NET ASSETS:

  Beginning of year                                            2,903,854,053      4,361,904,075
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of ($193,930) and ($154,369) for 2003 and 2002,
    respectively)                                             $2,955,548,606    $ 2,903,854,053
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $21,702.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $540,113 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $6,046,387 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, the Institutional Class and the Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and the Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C, Class R and the Investor Class shares paid $4,741,551, $11,597,496, $2,827,049, $2,613 and $10, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $345,660 in front-end sales commissions from the sale of Class A shares and $27,553, $3,029, $17,172 and $0 from

Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $48,392 and reductions in custodian fees of $1,952 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $50,344.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $6,755 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $431,970 were on loan to brokers. The loans were secured by cash collateral of $447,700 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $34,455 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   557,955,231
------------------------------------------------------------
Temporary book/tax differences                      (193,930)
------------------------------------------------------------
Capital loss carryforward                     (1,776,622,010)
------------------------------------------------------------
Shares of beneficial interest                  4,174,409,315
============================================================
Total net assets                             $ 2,955,548,606
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2007                              $   38,614,682
------------------------------------------------------------
October 31, 2008                                 185,511,022
------------------------------------------------------------
October 31, 2009                                 833,974,843
------------------------------------------------------------
October 31, 2010                                 615,639,140
------------------------------------------------------------
October 31, 2011                                 102,882,323
============================================================
Total capital loss carryforward               $1,776,622,010
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $752,061,350 and $1,056,490,615, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $611,034,149
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (53,078,918)
===========================================================
Net unrealized appreciation of investment
  securities                                   $557,955,231
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,381,912,431.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income was increased by $14,061,923, undistributed net realized gains decreased by $1,362 and shares of beneficial interest decreased by $14,060,561. This reclassification had no effect on net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, the Institutional Class shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, the Institutional Class shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      30,092,109    $ 289,868,346     35,714,782    $ 388,117,102
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      12,053,281      111,049,162     15,784,454      168,633,848
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,161,204       38,212,257      5,922,957       63,436,977
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        164,023        1,619,420          3,975           36,381
--------------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                 12,285          130,138             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                               --               --         19,795          192,879
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,670,042       16,099,491      1,132,609       12,298,772
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,741,215)     (16,099,491)    (1,170,222)     (12,298,772)
==========================================================================================================================
Reacquired:
  Class A                                                     (49,132,867)    (468,428,217)   (68,970,741)    (726,391,309)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,556,829)    (231,284,450)   (45,721,299)    (460,108,485)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,824,798)     (89,231,221)   (16,701,794)    (172,908,945)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (20,044)        (194,170)            (3)             (25)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                 (2,907)         (31,070)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                           (4,720)         (43,881)        (2,515)         (24,724)
==========================================================================================================================
                                                              (38,130,436)   $(348,333,686)   (73,988,002)   $(739,016,301)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
 ** Investor Class shares commenced sales on September 30, 2003.
*** Institutional Class shares commenced sales on March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A(a)
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------------
                                           2003              2002               2001               2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $     9.22         $    11.22         $    17.29         $    15.49         $    12.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.02)             (0.04)(b)          (0.04)             (0.05)(b)           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            1.49              (1.96)             (6.03)              1.85               3.47
=================================================================================================================================
    Total from investment operations          1.47              (2.00)             (6.07)              1.80               3.48
=================================================================================================================================
Less distributions:
  Dividends from net investment income          --                 --                 --                 --              (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                       --                 --                 --                 --              (0.03)
=================================================================================================================================
    Total distributions                         --                 --                 --                 --              (0.04)
=================================================================================================================================
Net asset value, end of period          $    10.69         $     9.22         $    11.22         $    17.29         $    15.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              15.94%            (17.82)%           (35.11)%            11.60%             29.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,439,518         $1,402,589         $2,067,602         $3,163,453         $2,299,551
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                      1.47%(d)           1.40%              1.28%              1.19%              1.19%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.17)%(d)         (0.33)%            (0.29)%            (0.31)%             0.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         28%                28%                31%                22%                22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,354,728,865.


                                                                               CLASS B(a)
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------------
                                           2003              2002               2001               2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $     8.88         $    10.87         $    16.87         $    15.22         $    11.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.08)             (0.10)(b)          (0.13)             (0.17)(b)          (0.10)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            1.42              (1.89)             (5.87)              1.82               3.44
=================================================================================================================================
    Total from investment operations          1.34              (1.99)             (6.00)              1.65               3.34
=================================================================================================================================
Less distributions from net realized
  gains                                         --                 --                 --                 --              (0.03)
=================================================================================================================================
Net asset value, end of period          $    10.22         $     8.88         $    10.87         $    16.87         $    15.22
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              15.09%            (18.31)%           (35.57)%            10.87%             28.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,223,821         $1,198,513         $1,806,464         $2,746,149         $1,891,171
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                      2.12%(d)           2.05%              1.94%              1.88%              1.91%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.82)%(d)         (0.98)%            (0.94)%            (1.00)%            (0.68)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         28%                28%                31%                22%                22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,159,749,563.


                                                                                      CLASS C(a)
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.88       $  10.87    $  16.86    $  15.21    $  11.91
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)         (0.10)(b)    (0.13)     (0.17)(b)    (0.10)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.42          (1.89)      (5.86)       1.82        3.43
=========================================================================================================================
    Total from investment operations                              1.34          (1.99)      (5.99)       1.65        3.33
=========================================================================================================================
Less distributions from net realized gains                          --             --          --          --       (0.03)
=========================================================================================================================
Net asset value, end of period                                $  10.22       $   8.88    $  10.87    $  16.86    $  15.21
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  15.09%        (18.31)%    (35.53)%     10.82%      28.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $290,396       $302,555    $487,838    $720,186    $349,951
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.12%(d)       2.05%       1.94%       1.88%       1.90%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.82)%(d)     (0.98)%     (0.94)%     (1.00)%     (0.68)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             28%            28%         31%         22%         22%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $282,704,852.

                                                                        CLASS R
                                                              ----------------------------
                                                                             JUNE 3, 2002
                                                                              (DATE SALES
                                                              YEAR ENDED     COMMENCED) TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 2003            2002
------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.22          $ 10.53
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)           (0.02)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                  1.44            (1.29)
==========================================================================================
     Total from investment operations                             1.44            (1.31)
==========================================================================================
Net asset value, end of period                                  $10.66          $  9.22
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                 15.62%           (12.44)%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,578          $    37
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           1.62%(c)         1.55%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)       (0.49)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         28%              28%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $522,665.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                (DATE SALES
                                                                 COMMENCED)
                                                                TO OCTOBER 31,
                                                                    2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.16
----------------------------------------------------------------------------------
Income from investment operations:
  Net Investment income (loss)                                         (0.00)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.53
==================================================================================
    Total from investment operations                                    0.53
==================================================================================
Net asset value, end of period                                        $10.69
__________________________________________________________________________________
==================================================================================
Total return(a)                                                         5.22%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  100
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                 1.29%(b)
==================================================================================
Ratio of net investment income (loss) to average net assets            (0.01)%(b)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(c)                                                28%
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $49,231.
(c)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                MARCH 15, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED)
                                                              OCTOBER 31,       TO OCTOBER 31,
                                                                2003               2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.26             $ 12.13
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06                0.02(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.49               (2.89)
==============================================================================================
    Total from investment operations                              1.55               (2.87)
==============================================================================================
Net asset value, end of period                                  $10.81             $  9.26
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  16.74%             (23.66)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  136             $   160
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                           0.77%(c)            0.77%(d)
==============================================================================================
Ratio of net investment income to average net assets              0.53%(c)            0.30%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          28%                 28%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $141,917.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- Ernst & Young LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.74%

ADVERTISING-1.14%

Interpublic Group of Cos., Inc. (The)(a)          498,200   $    7,413,216
--------------------------------------------------------------------------
Lamar Advertising Co.(a)                          136,000        4,120,800
==========================================================================
                                                                11,534,016
==========================================================================

AIR FREIGHT & LOGISTICS-1.07%

C.H. Robinson Worldwide, Inc.                     274,900       10,770,582
==========================================================================

APPAREL RETAIL-1.50%

Limited Brands                                    288,000        5,068,800
--------------------------------------------------------------------------
Ross Stores, Inc.                                 201,200       10,062,012
==========================================================================
                                                                15,130,812
==========================================================================

APPLICATION SOFTWARE-4.41%

Amdocs Ltd. (United Kingdom)(a)                   365,400        7,841,484
--------------------------------------------------------------------------
Autodesk, Inc.                                    578,100       11,128,425
--------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       280,500        9,393,945
--------------------------------------------------------------------------
Intuit Inc.(a)                                    191,800        9,586,164
--------------------------------------------------------------------------
Siebel Systems, Inc.(a)                           514,600        6,478,814
==========================================================================
                                                                44,428,832
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.93%

Affiliated Managers Group, Inc.(a)                141,000       10,222,500
--------------------------------------------------------------------------
American Capital Strategies, Ltd.                 342,400        9,244,800
==========================================================================
                                                                19,467,300
==========================================================================

BIOTECHNOLOGY-0.47%

QLT Inc. (Canada)(a)                              304,200        4,699,890
==========================================================================

BROADCASTING & CABLE TV-0.86%

Cox Radio, Inc.-Class A(a)                        300,000        6,636,000
--------------------------------------------------------------------------
Westwood One, Inc.(a)                              67,200        2,011,296
==========================================================================
                                                                 8,647,296
==========================================================================

BUILDING PRODUCTS-1.23%

American Standard Cos. Inc.(a)                    129,600       12,402,720
==========================================================================

CASINOS & GAMING-2.10%

GTECH Holdings Corp.                              245,300       10,960,004
--------------------------------------------------------------------------
Harrah's Entertainment, Inc.                      234,400       10,196,400
==========================================================================
                                                                21,156,404
==========================================================================

COMMUNICATIONS EQUIPMENT-2.32%

Avocent Corp.(a)                                  154,400        5,836,320
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-(CONTINUED)

Harris Corp.                                      284,900   $   10,603,978
--------------------------------------------------------------------------
UTStarcom, Inc.(a)                                219,900        6,926,850
==========================================================================
                                                                23,367,148
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.50%

Hutchinson Technology Inc.(a)                     160,000        5,361,600
--------------------------------------------------------------------------
Imation Corp.                                     285,000        9,704,250
==========================================================================
                                                                15,065,850
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.08%

Cummins Inc.                                      117,100        5,550,540
--------------------------------------------------------------------------
Navistar International Corp.(a)                   130,900        5,292,287
==========================================================================
                                                                10,842,827
==========================================================================

CONSUMER FINANCE-1.76%

AmeriCredit Corp.(a)                              602,000        8,066,800
--------------------------------------------------------------------------
Capital One Financial Corp.                       159,000        9,667,200
==========================================================================
                                                                17,734,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.63%

Alliance Data Systems Corp.(a)                    354,200        9,839,676
--------------------------------------------------------------------------
Certegy Inc.                                      200,450        6,747,147
--------------------------------------------------------------------------
DST Systems, Inc.(a)                              262,900        9,942,878
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   143,400        5,064,888
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                             131,100        5,013,264
==========================================================================
                                                                36,607,853
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.13%

ARAMARK Corp.-Class B(a)                          398,700       10,653,264
--------------------------------------------------------------------------
Career Education Corp.(a)                         108,400        5,804,820
--------------------------------------------------------------------------
United Rentals, Inc.(a)                           286,500        4,990,830
==========================================================================
                                                                21,448,914
==========================================================================

DIVERSIFIED METALS & MINING-1.06%

CONSOL Energy Inc. (Acquired 9/17/03; Cost
  $9,740,412)(a)(b)(c)                            546,600       10,650,501
==========================================================================

ELECTRIC UTILITIES-1.10%

Wisconsin Energy Corp.                            337,500       11,053,125
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-2.22%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000   $   11,320,600
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         354,600       11,010,330
==========================================================================
                                                                22,330,930
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.20%

Amphenol Corp.-Class A(a)                         187,600       11,021,500
--------------------------------------------------------------------------
Varian Inc.(a)                                    282,800       10,127,068
--------------------------------------------------------------------------
Waters Corp.(a)                                   353,400       11,107,362
==========================================================================
                                                                32,255,930
==========================================================================

ENVIRONMENTAL SERVICES-1.00%

Republic Services, Inc.                           435,000       10,113,750
==========================================================================

FOOTWEAR-1.12%

Reebok International Ltd.                         290,800       11,326,660
==========================================================================

FOREST PRODUCTS-1.06%

Louisiana-Pacific Corp.(a)                        561,200       10,674,024
==========================================================================

GAS UTILITIES-1.09%

Kinder Morgan, Inc.                               205,800       11,020,590
==========================================================================

GENERAL MERCHANDISE STORES-1.49%

Dollar General Corp.                              232,100        5,215,287
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       255,500        9,754,990
==========================================================================
                                                                14,970,277
==========================================================================

HEALTH CARE DISTRIBUTORS-1.61%

Omnicare, Inc.                                    424,100       16,259,994
==========================================================================

HEALTH CARE EQUIPMENT-2.71%

Bard (C.R.), Inc.                                 153,800       12,311,690
--------------------------------------------------------------------------
Hillenbrand Industries, Inc.                      177,600       10,572,528
--------------------------------------------------------------------------
STERIS Corp.(a)                                   210,000        4,372,200
==========================================================================
                                                                27,256,418
==========================================================================

HEALTH CARE FACILITIES-0.47%

Universal Health Services, Inc.-Class B(a)        100,000        4,705,000
==========================================================================

HEALTH CARE SERVICES-3.27%

AdvancePCS(a)                                      74,200        3,819,074
--------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              490,900       12,297,045
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   308,600       10,831,860
--------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          153,100        5,961,714
==========================================================================
                                                                32,909,693
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HEALTH CARE SUPPLIES-1.16%

Fisher Scientific International Inc.(a)           290,000   $   11,672,500
==========================================================================

HOMEBUILDING-0.63%

Lennar Corp.-Class A                               69,100        6,346,835
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.38%

Starwood Hotels & Resorts Worldwide, Inc.         113,800        3,838,474
==========================================================================

HOUSEWARES & SPECIALTIES-1.13%

Yankee Candle Co., Inc. (The)(a)                  408,400       11,427,032
==========================================================================

INDUSTRIAL GASES-0.86%

Airgas, Inc.                                      455,000        8,713,250
==========================================================================

INDUSTRIAL MACHINERY-2.06%

Parker-Hannifin Corp.                             194,400        9,908,568
--------------------------------------------------------------------------
SPX Corp.(a)                                      225,900       10,870,308
==========================================================================
                                                                20,778,876
==========================================================================

INTEGRATED OIL & GAS-0.76%

Murphy Oil Corp.                                  129,500        7,637,910
==========================================================================

INTERNET SOFTWARE & SERVICES-0.52%

United Online, Inc.(a)                            182,200        5,245,538
==========================================================================

INVESTMENT COMPANIES-ETFS-0.26%

iShares Nasdaq Biotechnology Index Fund(a)         36,400        2,584,036
==========================================================================

LEISURE PRODUCTS-2.28%

Brunswick Corp.                                   386,100       11,455,587
--------------------------------------------------------------------------
Hasbro, Inc.                                      530,300       11,560,540
==========================================================================
                                                                23,016,127
==========================================================================

MANAGED HEALTH CARE-1.23%

Anthem, Inc.(a)                                    73,000        4,995,390
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     135,200        7,402,200
==========================================================================
                                                                12,397,590
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.13%

Williams Cos., Inc. (The)                       1,120,100       11,425,020
==========================================================================

OFFICE ELECTRONICS-0.91%

Zebra Technologies Corp.-Class A(a)               161,150        9,177,493
==========================================================================

OIL & GAS DRILLING-1.19%

Pride International, Inc.(a)                      447,300        7,326,774
--------------------------------------------------------------------------
Rowan Cos., Inc.(a)                               194,300        4,653,485
==========================================================================
                                                                11,980,259
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-0.83%

BJ Services Co.(a)                                111,300   $    3,651,753
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500        4,709,835
==========================================================================
                                                                 8,361,588
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.83%

XTO Energy, Inc.                                  351,300        8,315,271
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.30%

CapitalSource Inc.(a)                             137,700        2,994,975
==========================================================================

PACKAGED FOODS & MEATS-0.54%

Flowers Foods, Inc.                               228,400        5,419,932
==========================================================================

PAPER PACKAGING-2.08%

Sealed Air Corp.(a)                               202,200       10,763,106
--------------------------------------------------------------------------
Smurfit-Stone Container Corp.(a)                  659,100       10,216,050
==========================================================================
                                                                20,979,156
==========================================================================

PERSONAL PRODUCTS-1.04%

NBTY, Inc.(a)                                     385,600       10,507,600
==========================================================================

PHARMACEUTICALS-3.14%

Medicis Pharmaceutical Corp.-Class A               97,600        6,182,960
--------------------------------------------------------------------------
Mylan Laboratories Inc.                           215,100        5,194,665
--------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                 149,500       10,805,860
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                     413,547        9,470,226
==========================================================================
                                                                31,653,711
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.97%

ACE Ltd. (Cayman Islands)                         270,617        9,742,212
--------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)
  (Acquired 08/27/03; Cost $10,000,000)(a)(b)   1,000,000       10,100,000
==========================================================================
                                                                19,842,212
==========================================================================

PUBLISHING-0.33%

Journal Communications, Inc.-Class A(a)           189,700        3,374,763
==========================================================================

REAL ESTATE-2.63%

American Financial Realty Trust(c)                840,100       12,769,520
--------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               689,155       13,727,968
==========================================================================
                                                                26,497,488
==========================================================================

REGIONAL BANKS-0.47%

Compass Bancshares, Inc.                          125,100        4,726,278
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


REINSURANCE-2.45%

Everest Re Group, Ltd. (Bermuda)                  120,800   $   10,020,360
--------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                           91,500        4,965,705
--------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                       337,200        9,691,128
==========================================================================
                                                                24,677,193
==========================================================================

RESTAURANTS-2.14%

Brinker International, Inc.(a)                    305,600        9,727,248
--------------------------------------------------------------------------
Ruby Tuesday, Inc.                                431,500       11,801,525
==========================================================================
                                                                21,528,773
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.56%

Novellus Systems, Inc.(a)                         136,700        5,644,343
==========================================================================

SEMICONDUCTORS-3.91%

Cypress Semiconductor Corp.(a)                    252,000        5,407,920
--------------------------------------------------------------------------
GlobespanVirata, Inc.(a)                        1,087,400        6,698,384
--------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               297,300        9,980,361
--------------------------------------------------------------------------
Intersil Corp.-Class A                            276,300        7,125,777
--------------------------------------------------------------------------
Microchip Technology Inc.                         311,162       10,178,109
==========================================================================
                                                                39,390,551
==========================================================================

SPECIALTY CHEMICALS-0.51%

Great Lakes Chemical Corp.                        239,500        5,149,250
==========================================================================

SPECIALTY STORES-3.38%

Advance Auto Parts, Inc.(a)                       167,600       13,109,672
--------------------------------------------------------------------------
Michaels Stores, Inc.                             245,700       11,663,379
--------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                            297,500        9,299,850
==========================================================================
                                                                34,072,901
==========================================================================

TECHNOLOGY DISTRIBUTORS-1.01%

CDW Corp.                                         170,100       10,214,505
==========================================================================

THRIFTS & MORTGAGE FINANCE-5.59%

Doral Financial Corp. (Puerto Rico)               222,100       11,216,050
--------------------------------------------------------------------------
New Century Financial Corp.                       153,100        5,676,948
--------------------------------------------------------------------------
New York Community Bancorp, Inc.                  336,666       12,187,309
--------------------------------------------------------------------------
PMI Group, Inc. (The)                             276,900       10,585,887
--------------------------------------------------------------------------
Radian Group Inc.                                 209,000       11,056,100
--------------------------------------------------------------------------
Saxon Capital Acquisition Corp.(a)(c)             296,600        5,582,012
==========================================================================
                                                                56,304,306
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $736,403,096)                            974,727,072
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-3.25%

STIC Liquid Assets Portfolio(d)                16,395,571   $   16,395,571
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        16,395,571       16,395,571
==========================================================================
    Total Money Market Funds (Cost
      $32,791,142)                                              32,791,142
==========================================================================
TOTAL INVESTMENTS-99.99% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $769,194,238)                1,007,518,214
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-15.47%

STIC Liquid Assets Portfolio(d)(e)             77,943,886   $   77,943,886
--------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                     77,943,886       77,943,886
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $155,887,772)                                      155,887,772
==========================================================================
TOTAL INVESTMENTS-115.46% (Cost $925,082,010)                1,163,405,986
==========================================================================
OTHER ASSETS LESS LIABILITIES-(15.46%)                        (155,813,164)
==========================================================================
NET ASSETS-100.00%                                          $1,007,592,822
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 10/31/03 was $20,750,501, which represented 2.06% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $736,403,096)*                              $  974,727,072
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $188,678,914)                            188,678,914
------------------------------------------------------------
Receivables for:
  Investments sold                                14,296,403
------------------------------------------------------------
  Fund shares sold                                   495,691
------------------------------------------------------------
  Dividends                                          134,758
------------------------------------------------------------
Investment for deferred compensation plan             48,771
------------------------------------------------------------
Other assets                                          34,459
============================================================
     Total assets                              1,178,416,068
____________________________________________________________
============================================================
LIABILITIES:

Payables for:
  Investments purchased                           12,090,192
------------------------------------------------------------
  Fund shares reacquired                           1,282,728
------------------------------------------------------------
  Deferred compensation plan                          48,771
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      155,887,772
------------------------------------------------------------
Accrued distribution fees                            629,898
------------------------------------------------------------
Accrued trustees' fees                                41,641
------------------------------------------------------------
Accrued transfer agent fees                          675,452
------------------------------------------------------------
Accrued operating expenses                           166,792
============================================================
  Total liabilities                              170,823,246
============================================================
Net assets applicable to shares outstanding   $1,007,592,822
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  745,788,184
------------------------------------------------------------
Undistributed net investment income (loss)           (85,597)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                            23,566,260
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              238,323,975
============================================================
                                              $1,007,592,822
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  545,691,273
____________________________________________________________
============================================================
Class B                                       $  392,381,668
____________________________________________________________
============================================================
Class C                                       $   68,356,008
____________________________________________________________
============================================================
Class R                                       $    1,154,117
____________________________________________________________
============================================================
Institutional Class                           $        9,756
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           32,748,997
____________________________________________________________
============================================================
Class B                                           24,853,019
____________________________________________________________
============================================================
Class C                                            4,332,614
____________________________________________________________
============================================================
Class R                                               69,441
____________________________________________________________
============================================================
Institutional Class                                      580
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        16.66
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $16.66 divided by
       94.50%)                                $        17.63
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        15.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        15.78
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        16.62
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        16.83
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $153,631,096 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $8,183)          $  7,752,065
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       588,530
--------------------------------------------------------------------------
Securities lending                                                 307,752
==========================================================================
    Total investment income                                      8,648,347
==========================================================================

EXPENSES:

Advisory fees                                                    6,014,863
--------------------------------------------------------------------------
Administrative services fees                                       240,864
--------------------------------------------------------------------------
Custodian fees                                                     113,090
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,681,630
--------------------------------------------------------------------------
  Class B                                                        3,525,000
--------------------------------------------------------------------------
  Class C                                                          588,010
--------------------------------------------------------------------------
  Class R                                                            3,016
--------------------------------------------------------------------------
Transfer agent fees                                              3,582,073
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              39
--------------------------------------------------------------------------
Trustees' fees                                                      24,521
--------------------------------------------------------------------------
Other                                                              553,293
==========================================================================
    Total expenses                                              16,326,399
==========================================================================
Less: Fees waived and expense offset arrangements                  (26,311)
==========================================================================
    Net expenses                                                16,300,088
==========================================================================
Net investment income (loss)                                    (7,651,741)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         64,257,050
--------------------------------------------------------------------------
  Foreign currencies                                                62,002
--------------------------------------------------------------------------
  Option contracts written                                         126,096
==========================================================================
                                                                64,445,148
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        180,428,278
--------------------------------------------------------------------------
  Foreign currencies                                                  (902)
==========================================================================
                                                               180,427,376
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             244,872,524
==========================================================================
Net increase in net assets resulting from operations          $237,220,783
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,651,741)   $   (6,585,862)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       64,445,148       (27,642,639)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    180,427,376      (101,615,274)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  237,220,783      (135,843,775)
==============================================================================================
Share transactions-net:
  Class A                                                        (40,295,276)      (49,872,882)
----------------------------------------------------------------------------------------------
  Class B                                                        (45,852,897)      (51,574,661)
----------------------------------------------------------------------------------------------
  Class C                                                         (3,420,452)         (497,034)
----------------------------------------------------------------------------------------------
  Class R                                                            902,244            12,300
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            10,000
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (88,666,381)     (101,922,277)
==============================================================================================
    Net increase (decrease) in net assets                        148,554,402      (237,766,052)
==============================================================================================

NET ASSETS:

  Beginning of year                                              859,038,420     1,096,804,472
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of ($85,597) and ($70,846) for 2003 and 2002,
    respectively)                                             $1,007,592,822    $  859,038,420
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADR's, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $11,378.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $240,864 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc. a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $1,793,309 for such services and reimbursed fees for the Institutional Class shares of $31.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $1,681,630, $3,525,000, $588,010 and $3,016, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2003, AIM Distributors retained $104,786 in front-end sales commissions from the sale of Class A shares and $3,521, $108, $4,404 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $13,767 and reductions in custodian fees of $1,135 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $14,902.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $3,650 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $153,631,096 were on loan to brokers. The loans were secured by cash collateral of $155,887,772 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $307,752 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                               1,300        126,096
----------------------------------------------------------
Expired                              (1,300)      (126,096)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed long-term gain                  $   24,193,359
------------------------------------------------------------
Unrealized appreciation -- investments           237,696,876
------------------------------------------------------------
Temporary book/tax differences                       (85,597)
------------------------------------------------------------
Shares of beneficial interest                    745,788,184
============================================================
Total net assets                              $1,007,592,822
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and deferral of losses on straddles.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $853,484,217 and $916,157,482, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $246,128,701
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,431,825)
===========================================================
Net unrealized appreciation of investment
  securities                                   $237,696,876
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
$925,709,110.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating losses and excise tax paid, on October 31, 2003, undistributed net investment income was increased by $7,636,990, undistributed net realized gains decreased by $62,002 and shares of beneficial interest decreased by $7,574,988. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT           SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,864,878    $ 109,808,336       8,723,183    $ 137,031,183
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,057,426       27,535,873       3,358,008       50,474,614
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         834,828       11,240,012       1,443,905       21,757,217
---------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         74,458          986,707             749           12,300
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                --               --             580           10,000
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         340,670        4,868,315               0                0
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (358,616)      (4,868,315)              0                0
===========================================================================================================================
Reacquired:
  Class A                                                     (11,106,766)    (154,971,927)    (12,317,285)    (186,904,065)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,230,794)     (68,520,455)     (7,163,019)    (102,049,275)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,117,790)     (14,660,464)     (1,519,831)     (22,254,251)
---------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (5,766)         (84,463)             --               --
===========================================================================================================================
                                                               (6,647,472)   $ (88,666,381)     (7,473,710)   $(101,922,277)
___________________________________________________________________________________________________________________________
===========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003              2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.80          $  14.69     $  21.79    $  15.24    $  12.89
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)         (0.04)(a)    (0.04)      (0.13)      (0.10)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.94             (1.85)       (4.27)       6.68        2.45
=============================================================================================================================
    Total from investment operations                              3.86             (1.89)       (4.31)       6.55        2.35
=============================================================================================================================
Less distributions from net realized gains                          --                --        (2.79)         --          --
=============================================================================================================================
Net asset value, end of period                                $  16.66          $  12.80     $  14.69    $  21.79    $  15.24
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  30.16%           (12.87)%     (21.76)%     42.98%      18.23%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $545,691          $456,268     $576,660    $759,838    $579,514
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           1.53%(c)          1.38%        1.33%       1.28%       1.38%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.56)%(c)        (0.29)%      (0.21)%     (0.60)%     (0.70)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            101%              120%         130%        101%        117%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $480,465,624.

                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003              2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.21          $  14.10     $  21.16    $  14.90    $  12.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)(a)         (0.14)(a)    (0.15)      (0.26)      (0.20)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.74             (1.75)       (4.12)       6.52        2.40
=============================================================================================================================
    Total from investment operations                              3.58             (1.89)       (4.27)       6.26        2.20
=============================================================================================================================
Less distributions from net realized gains                          --                --        (2.79)         --          --
=============================================================================================================================
Net asset value, end of period                                $  15.79          $  12.21     $  14.10    $  21.16    $  14.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  29.32%           (13.40)%     (22.29)%     42.01%      17.32%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $392,382          $346,456     $454,018    $617,576    $451,508
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           2.18%(c)          2.03%        1.99%       1.99%       2.12%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)        (0.94)%      (0.87)%     (1.30)%     (1.44)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            101%              120%         130%        101%        117%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $352,500,019.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2003             2002            2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.20          $ 14.10         $ 21.15    $ 14.89    $ 12.69
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)        (0.14)(a)       (0.14)     (0.25)     (0.20)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.74            (1.76)          (4.12)      6.51       2.40
============================================================================================================================
    Total from investment operations                             3.58            (1.90)          (4.26)      6.26       2.20
============================================================================================================================
Less distributions from net realized gains                         --               --           (2.79)        --         --
============================================================================================================================
Net asset value, end of period                                $ 15.78          $ 12.20         $ 14.10    $ 21.15    $ 14.89
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 29.34%          (13.48)%        (22.24)%    42.04%     17.34%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $68,356          $56,298         $66,127    $82,982    $53,832
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.18%(c)         2.03%           1.99%      1.99%      2.12%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.21)%(c)       (0.94)%         (0.87)%    (1.30)%    (1.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           101%             120%            130%       101%       117%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $58,801,044.

                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.79             $ 16.62
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)           (0.03)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.93               (3.80)
=============================================================================================
    Total from investment operations                              3.83               (3.83)
=============================================================================================
Net asset value, end of period                                  $16.62             $ 12.79
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  29.95%             (23.05)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,154             $    10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.68%(c)            1.54%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.71)%(c)          (0.44)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         101%                120%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $603,132.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                       INSTITUTIONAL
                                                              --------------------------------
                                                                                MARCH 15, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003                2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.84             $ 17.25
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)             0.02(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.98               (4.43)
==============================================================================================
    Total from investment operations                              3.99               (4.41)
==============================================================================================
Net asset value, end of period                                  $16.83             $ 12.84
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  31.08%             (25.57)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10             $     7
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets
  With fee waivers                                                0.87%(c)            0.84%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                             1.25%(c)            0.99%(d)
==============================================================================================
Ratio of net investment income to average net assets              0.10%(c)            0.25%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                         101%                120%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,217.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-80.40%

ADVERTISING-1.10%

Omnicom Group Inc.                               460,000   $   36,708,000
=========================================================================

AEROSPACE & DEFENSE-2.19%

Lockheed Martin Corp.                            492,200       22,818,392
-------------------------------------------------------------------------
Northrop Grumman Corp.                           560,000       50,064,000
=========================================================================
                                                               72,882,392
=========================================================================

APPAREL RETAIL-1.78%

Limited Brands                                 3,355,000       59,048,000
=========================================================================

BUILDING PRODUCTS-2.26%

American Standard Cos. Inc.(a)                   449,000       42,969,300
-------------------------------------------------------------------------
Masco Corp.                                    1,174,500       32,298,750
=========================================================================
                                                               75,268,050
=========================================================================

COMMUNICATIONS EQUIPMENT-0.76%

Cisco Systems, Inc.(a)                         1,200,000       25,176,000
=========================================================================

COMPUTER HARDWARE-2.80%

Dell Inc.(a)                                     700,000       25,284,000
-------------------------------------------------------------------------
Hewlett-Packard Co.                            1,000,000       22,310,000
-------------------------------------------------------------------------
International Business Machines Corp.            510,000       45,634,800
=========================================================================
                                                               93,228,800
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.54%

Automatic Data Processing, Inc.                1,355,000       51,137,700
=========================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp.                            530,000       40,136,900
=========================================================================

DIVERSIFIED CHEMICALS-0.96%

Dow Chemical Co. (The)                           850,000       32,036,500
=========================================================================

ELECTRIC UTILITIES-1.41%

FPL Group, Inc.                                  430,000       27,408,200
-------------------------------------------------------------------------
TXU Corp.                                        850,000       19,397,000
=========================================================================
                                                               46,805,200
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.49%

Emerson Electric Co.                             875,000       49,656,250
=========================================================================

ENVIRONMENTAL SERVICES-1.12%

Waste Management, Inc.                         1,440,000       37,324,800
=========================================================================

FOOD RETAIL-2.78%

Kroger Co. (The)(a)                            3,210,000       56,142,900
-------------------------------------------------------------------------
Safeway Inc.(a)                                1,720,000       36,292,000
=========================================================================
                                                               92,434,900
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE

FOOTWEAR-1.38%

NIKE, Inc.-Class B                               719,500   $   45,976,050
=========================================================================

HOME IMPROVEMENT RETAIL-1.38%

Home Depot, Inc. (The)                         1,235,000       45,781,450
=========================================================================

HOUSEHOLD PRODUCTS-1.08%

Kimberly-Clark Corp.                             680,000       35,910,800
=========================================================================

HOUSEWARES & SPECIALTIES-1.19%

Newell Rubbermaid Inc.                         1,740,000       39,672,000
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.89%

Wal-Mart Stores, Inc.                            500,000       29,475,000
=========================================================================

INDUSTRIAL MACHINERY-3.50%

Dover Corp.                                    1,690,000       65,943,800
-------------------------------------------------------------------------
Illinois Tool Works Inc.                         685,000       50,381,750
=========================================================================
                                                              116,325,550
=========================================================================

INTEGRATED OIL & GAS-4.67%

ChevronTexaco Corp.                              520,000       38,636,000
-------------------------------------------------------------------------
ConocoPhillips                                   610,000       34,861,500
-------------------------------------------------------------------------
Exxon Mobil Corp.                              1,225,000       44,810,500
-------------------------------------------------------------------------
Occidental Petroleum Corp.                     1,050,000       37,023,000
=========================================================================
                                                              155,331,000
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.37%

Morgan Stanley                                   830,000       45,542,100
=========================================================================

LIFE & HEALTH INSURANCE-1.38%

Prudential Financial, Inc.                     1,190,000       45,981,600
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.02%

Baker Hughes Inc.                              1,200,000       33,912,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.07%

Citigroup Inc.                                 1,350,000       63,990,000
-------------------------------------------------------------------------
Principal Financial Group, Inc.                1,215,000       38,090,250
=========================================================================
                                                              102,080,250
=========================================================================

PACKAGED FOODS & MEATS-9.83%

Campbell Soup Co.                              2,020,000       52,358,400
-------------------------------------------------------------------------
ConAgra Foods, Inc.                            1,330,300       31,714,352
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

General Mills, Inc.                            1,600,000   $   71,760,000
-------------------------------------------------------------------------
Kellogg Co.                                    1,930,000       63,940,900
-------------------------------------------------------------------------
Kraft Foods Inc.-Class A                       1,600,000       46,560,000
-------------------------------------------------------------------------
Sara Lee Corp.                                 3,045,000       60,686,850
=========================================================================
                                                              327,020,502
=========================================================================

PERSONAL PRODUCTS-1.07%

Gillette Co. (The)                             1,120,000       35,728,000
=========================================================================

PHARMACEUTICALS-8.27%

Abbott Laboratories                              790,000       33,669,800
-------------------------------------------------------------------------
Bristol-Myers Squibb Co.                       1,450,000       36,786,500
-------------------------------------------------------------------------
Johnson & Johnson                                935,000       47,058,550
-------------------------------------------------------------------------
Merck & Co. Inc.                                 740,000       32,745,000
-------------------------------------------------------------------------
Pfizer Inc.                                    2,170,000       68,572,000
-------------------------------------------------------------------------
Wyeth                                          1,270,000       56,057,800
=========================================================================
                                                              274,889,650
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.94%

Travelers Property Casualty Corp.-Class A        856,486       13,960,722
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B      1,054,271       17,258,416
=========================================================================
                                                               31,219,138
=========================================================================

PUBLISHING-2.24%

Gannett Co., Inc.                                450,000       37,849,500
-------------------------------------------------------------------------
New York Times Co. (The)-Class A                 772,900       36,735,937
=========================================================================
                                                               74,585,437
=========================================================================

RAILROADS-1.73%

Norfolk Southern Corp.                         1,334,000       26,880,100
-------------------------------------------------------------------------
Union Pacific Corp.                              490,000       30,674,000
=========================================================================
                                                               57,554,100
=========================================================================

RESTAURANTS-1.40%

McDonald's Corp.                               1,855,000       46,393,550
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.24%

KLA-Tencor Corp.(a)                              720,000       41,277,600
=========================================================================

SEMICONDUCTORS-3.53%

Intel Corp.                                    1,959,500       64,761,475
-------------------------------------------------------------------------
Xilinx, Inc.(a)                                1,665,000       52,780,500
=========================================================================
                                                              117,541,975
=========================================================================

SOFT DRINKS-1.09%

Coca-Cola Co. (The)                              780,000       36,192,000
=========================================================================

SYSTEMS SOFTWARE-4.84%

Computer Associates International, Inc.        3,310,000       77,851,200
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
SYSTEMS SOFTWARE-(CONTINUED)

Microsoft Corp.                                2,287,000   $   59,805,050
-------------------------------------------------------------------------
Oracle Corp.(a)                                1,960,000       23,441,600
=========================================================================
                                                              161,097,850
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.89%

Washington Mutual, Inc.                        1,440,000       63,000,000
=========================================================================
    Total Domestic Common Stocks (Cost
      $2,418,180,502)                                       2,674,331,094
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.50%

BERMUDA-1.97%

Tyco International Ltd. (Industrial
  Conglomerates)                               2,000,000       41,760,000
-------------------------------------------------------------------------
XL Capital Ltd.-Class A (Property & Casualty
  Insurance)                                     340,000       23,630,000
=========================================================================
                                                               65,390,000
=========================================================================

CAYMAN ISLANDS-2.12%

ACE Ltd. (Property & Casualty Insurance)       1,025,000       36,900,000
-------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)       1,500,000       33,765,000
=========================================================================
                                                               70,665,000
=========================================================================

GERMANY-0.78%

SAP A.G.-ADR (Application Software)              712,000       26,016,480
=========================================================================

ISRAEL-1.61%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              940,000       53,476,600
=========================================================================

PANAMA-1.29%

Carnival Corp. (Hotels, Resorts & Cruise
  Lines)                                       1,225,000       42,764,750
=========================================================================

SWITZERLAND-1.90%

Alcon, Inc. (Health Care Supplies)             1,150,000       63,376,500
=========================================================================

TAIWAN-0.81%

Taiwan Semiconductor Manufacturing Co. Ltd.-
  ADR (Semiconductors)                         2,447,280       27,066,917
=========================================================================

UNITED KINGDOM-1.02%

BP PLC-ADR (Integrated Oil & Gas)                800,000       33,904,000
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $323,738,450)                           382,660,247
=========================================================================

MONEY MARKET FUNDS-5.95%

STIC Liquid Assets Portfolio(b)                98,974,452      98,974,452
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                        98,974,452      98,974,452
=========================================================================
    Total Money Market Funds (Cost
      $197,948,904)                                           197,948,904
=========================================================================
TOTAL INVESTMENTS-97.85% (excluding
  investments purchased with cash collateral
  from securities loaned)(Cost
  $2,939,867,856)                                           3,254,940,245
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.68%

STIC Liquid Assets Portfolio(b)(c)             22,552,000  $   22,552,000
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $22,552,000)                                       22,552,000
=========================================================================
TOTAL INVESTMENTS--98.53% (Cost
  $2,962,419,856)                                           3,277,492,245
=========================================================================
OTHER ASSETS LESS LIABILITIES--1.47%                           48,786,899
=========================================================================
NET ASSETS--100.00%                                        $3,326,279,144
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $2,741,918,952)*                            $3,056,991,341
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $220,500,904)                            220,500,904
------------------------------------------------------------
Cash                                                  74,415
------------------------------------------------------------
Receivables for:
  Investments sold                                75,751,738
------------------------------------------------------------
  Fund shares sold                                   880,244
------------------------------------------------------------
  Dividends                                        4,368,336
------------------------------------------------------------
  Investments matured (Note 8)                       607,000
------------------------------------------------------------
Investment for deferred compensation plan            152,900
------------------------------------------------------------
Other assets                                          84,262
============================================================
    Total assets                               3,359,411,140
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           6,530,307
------------------------------------------------------------
  Deferred compensation plan                         152,900
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        22,552,000
------------------------------------------------------------
Accrued distribution fees                          1,679,277
------------------------------------------------------------
Accrued trustees' fees                               216,869
------------------------------------------------------------
Accrued transfer agent fees                        1,617,006
------------------------------------------------------------
Accrued operating expenses                           383,637
============================================================
    Total liabilities                             33,131,996
============================================================
Net assets applicable to shares outstanding   $3,326,279,144
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,962,274,000
------------------------------------------------------------
Undistributed net investment income                1,365,253
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (952,432,498)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              315,072,389
============================================================
                                              $3,326,279,144
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,008,702,269
____________________________________________________________
============================================================
Class B                                       $1,149,942,947
____________________________________________________________
============================================================
Class C                                       $  163,859,364
____________________________________________________________
============================================================
Class R                                       $    1,713,858
____________________________________________________________
============================================================
Institutional Class                           $    2,060,706
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                          180,585,240
____________________________________________________________
============================================================
Class B                                          107,811,471
____________________________________________________________
============================================================
Class C                                           15,319,076
____________________________________________________________
============================================================
Class R                                              154,647
____________________________________________________________
============================================================
Institutional Class                                  179,936
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        11.12
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.12 divided by
      94.50%)                                 $        11.77
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        10.67
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        10.70
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        11.08
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        11.45
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $21,709,590 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $301,430)        $  51,649,180
---------------------------------------------------------------------------
Dividends from affiliated money market funds                      3,818,102
---------------------------------------------------------------------------
Securities lending                                                  220,475
===========================================================================
    Total investment income                                      55,687,757
===========================================================================

EXPENSES:

Advisory fees                                                    20,917,533
---------------------------------------------------------------------------
Administrative services fees                                        574,103
---------------------------------------------------------------------------
Custodian fees                                                      243,985
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         5,969,787
---------------------------------------------------------------------------
  Class B                                                        11,503,103
---------------------------------------------------------------------------
  Class C                                                         1,621,567
---------------------------------------------------------------------------
  Class R                                                             3,783
---------------------------------------------------------------------------
Transfer agent fees                                              10,331,020
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,555
---------------------------------------------------------------------------
Trustees' fees                                                       68,932
---------------------------------------------------------------------------
Other                                                             1,080,550
===========================================================================
    Total expenses                                               52,315,918
===========================================================================
Less: Fees waived and expense offset arrangements                  (124,977)
===========================================================================
    Net expenses                                                 52,190,941
===========================================================================
Net investment income                                             3,496,816
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from investment securities            (177,091,373)
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         649,910,066
---------------------------------------------------------------------------
  Foreign currencies                                                    (67)
===========================================================================
                                                                649,909,999
===========================================================================
Net gain from investment securities and foreign currencies      472,818,626
===========================================================================
Net increase in net assets resulting from operations          $ 476,315,442
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    3,496,816    $    (8,504,860)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (177,091,373)       304,583,841
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 649,909,999       (628,211,415)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  476,315,442       (332,132,434)
===============================================================================================
Share transactions-net:
  Class A                                                       (380,938,708)      (870,998,051)
-----------------------------------------------------------------------------------------------
  Class B                                                       (215,082,650)      (391,079,522)
-----------------------------------------------------------------------------------------------
  Class C                                                        (29,277,194)       (61,301,813)
-----------------------------------------------------------------------------------------------
  Class R                                                          1,521,693             17,606
-----------------------------------------------------------------------------------------------
  Institutional Class                                                339,875            (60,090)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (623,436,984)    (1,323,421,870)
===============================================================================================
    Net increase (decrease) in net assets                       (147,121,542)    (1,655,554,304)
===============================================================================================

NET ASSETS:

  Beginning of year                                            3,473,400,686      5,128,954,990
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $1,365,253 and $(2,131,563) for 2003 and 2002,
    respectively)                                             $3,326,279,144    $ 3,473,400,686
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $71,387. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $574,103 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $5,291,312 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $5,969,787, $11,503,103, $1,621,567 and $3,783, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $266,509 in front-end sales commissions from the sale of Class A shares and $3,192, $1,449, $10,762 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $52,204 and reductions in custodian fees of $1,386 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $53,590.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $7,667 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $21,709,590 were on loan to brokers. The loans were secured by cash collateral of $22,552,000 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $220,475 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $    4,232,634
------------------------------------------------------------
Unrealized appreciation -- investments           263,538,600
------------------------------------------------------------
Temporary book/tax differences                      (366,068)
------------------------------------------------------------
Capital loss carryforward                       (903,400,022)
------------------------------------------------------------
Shares of beneficial interest                  3,962,274,000
============================================================
Total net assets                              $3,326,279,144
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
October 31, 2009                                              $771,331,122
--------------------------------------------------------------------------
October 31, 2011                                               132,068,900
==========================================================================
Total capital loss carryforward                               $903,400,022
__________________________________________________________________________
==========================================================================


NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $825,855,209 and $1,336,270,759, respectively.

  Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $426,402,735
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (162,864,135)
==============================================================================
Net unrealized appreciation of investment securities             $263,538,600
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,013,953,645.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                          2003                             2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      16,680,459    $ 167,057,570      16,193,575    $   174,972,073
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,128,480       78,572,729       9,302,039         97,387,968
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,035,003       19,657,080       2,633,061         27,700,439
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        182,932        1,841,485           1,719             17,663
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              53,551          570,090          45,275            481,439
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,640,846       37,843,518         717,246          7,724,451
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,789,510)     (37,843,518)       (739,880)        (7,724,451)
=============================================================================================================================
Reacquired:
  Class A                                                     (58,788,618)    (585,839,796)    (99,779,666)    (1,053,694,575)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (26,845,101)    (255,811,861)    (47,214,599)      (480,743,039)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,102,475)     (48,934,274)     (8,599,959)       (89,002,252)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (29,999)        (319,792)             (5)               (57)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (22,226)        (230,215)        (51,011)          (541,529)
=============================================================================================================================
                                                              (63,856,658)   $(623,436,984)   (127,492,205)   $(1,323,421,870)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     9.57       $    10.46       $    18.07    $    17.16       $    13.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.04(a)          0.01(b)         (0.03)        (0.04)(a)         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         1.51            (0.90)           (6.70)         2.30             4.39
=================================================================================================================================
    Total from investment operations                        1.55            (0.89)           (6.73)         2.26             4.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --               --               --            --            (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --            (0.88)        (1.35)           (0.54)
=================================================================================================================================
    Total distributions                                       --               --            (0.88)        (1.35)           (0.57)
=================================================================================================================================
Net asset value, end of period                        $    11.12       $     9.57       $    10.46    $    18.07       $    17.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            16.20%           (8.51)%         (38.75)%       13.60%           34.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $2,008,702       $2,096,866       $3,159,304    $5,801,869       $4,948,666
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.30%(d)         1.22%            1.16%         1.06%            1.05%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.30%(d)         1.22%            1.17%         1.08%            1.07%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    0.39%(d)         0.09%(b)        (0.24)%       (0.20)%           0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       28%             103%              78%           80%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,989,929,149.


                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     9.24       $    10.18       $    17.72    $    16.97       $    13.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.03)(a)        (0.08)(b)        (0.13)        (0.17)(a)        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         1.46            (0.86)           (6.53)         2.27             4.37
=================================================================================================================================
    Total from investment operations                        1.43            (0.94)           (6.66)         2.10             4.27
=================================================================================================================================
Less distributions from net realized gains                    --               --            (0.88)        (1.35)           (0.54)
=================================================================================================================================
Net asset value, end of period                        $    10.67       $     9.24       $    10.18    $    17.72       $    16.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            15.48%           (9.23)%         (39.14)%       12.76%           33.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,149,943       $1,204,617       $1,719,470    $3,088,611       $2,206,752
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          2.00%(d)         1.92%            1.86%         1.80%            1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       2.00%(d)         1.92%            1.87%         1.82%            1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.31)%(d)       (0.61)%(b)       (0.94)%       (0.94)%          (0.64)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       28%             103%              78%           80%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,150,310,322.


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.27       $  10.21       $  17.77    $  17.01       $  13.27
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)      (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.46          (0.86)         (6.55)       2.28           4.37
===============================================================================================================================
    Total from investment operations                              1.43          (0.94)         (6.68)       2.11           4.28
===============================================================================================================================
Less distributions from net realized gains                          --             --          (0.88)      (1.35)         (0.54)
===============================================================================================================================
Net asset value, end of period                                $  10.70       $   9.27       $  10.21    $  17.77       $  17.01
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                  15.43%         (9.21)%       (39.14)%     12.78%         33.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $163,859       $170,444       $248,533    $412,872       $138,467
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)       1.92%          1.86%       1.80%          1.80%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(d)       1.92%          1.87%       1.82%          1.82%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.31)%(d)     (0.61)%(b)     (0.94)%     (0.94)%        (0.64)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             28%           103%            78%         80%           107%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $162,156,695.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.56             $ 10.94
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02(a)             0.00(b)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.50               (1.38)
=============================================================================================
    Total from investment operations                              1.52               (1.38)
=============================================================================================
Net asset value, end of period                                  $11.08             $  9.56
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                  15.90%             (12.61)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,714             $    16
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.50%(d)            1.42%(e)
=============================================================================================
Ratio of net investment income (loss) to average net assets       0.19%(d)           (0.11)%(b)(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          28%                103%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $756,569.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2003         2002         2001       2000      1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.80       $10.67       $ 18.33    $17.33    $ 13.42
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.09(a)      0.06(b)       0.04      0.52       0.09
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.56        (0.93)        (6.82)     1.83       4.43
====================================================================================================================
    Total from investment operations                            1.65        (0.87)        (6.78)     2.35       4.52
====================================================================================================================
Less distributions:
  Dividends from net investment income                            --           --            --        --      (0.07)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --         (0.88)    (1.35)     (0.54)
====================================================================================================================
    Total distributions                                           --           --         (0.88)    (1.35)     (0.61)
====================================================================================================================
Net asset value, end of period                                $11.45       $ 9.80       $ 10.67    $18.33    $ 17.33
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                16.84%       (8.15)%      (38.46)%   14.02%     34.61%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,061       $1,457       $ 1,648    $3,234    $66,801
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                   0.79%(d)     0.79%         0.68%     0.66%      0.65%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                0.79%(d)     0.83%         0.69%     0.68%      0.67%
====================================================================================================================
Ratio of net investment income to average net assets            0.90%(d)     0.52%(b)      0.25%     0.20%      0.51%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           28%         103%           78%       80%       107%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(d)  Ratios are based on average daily net assets of $1,652,566.

NOTE 11--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ Ernst & Young LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.11%

ADVERTISING-1.53%

Lamar Advertising Co.(a)                       3,000,000   $   90,900,000
-------------------------------------------------------------------------
Omnicom Group Inc.                              366,900        29,278,620
=========================================================================
                                                              120,178,620
=========================================================================

AEROSPACE & DEFENSE-1.33%

L-3 Communications Holdings, Inc.(a)            750,000        35,055,000
-------------------------------------------------------------------------
Lockheed Martin Corp.                          1,500,000       69,540,000
=========================================================================
                                                              104,595,000
=========================================================================

AIR FREIGHT & LOGISTICS-0.64%

Expeditors International of Washington, Inc.    500,000        18,770,000
-------------------------------------------------------------------------
FedEx Corp.                                     420,800        31,879,808
=========================================================================
                                                               50,649,808
=========================================================================

AIRLINES-0.99%

Southwest Airlines Co.                         4,000,000       77,600,000
=========================================================================

APPAREL RETAIL-2.22%

Chico's FAS, Inc.(a)                           1,000,000       37,540,000
-------------------------------------------------------------------------
Gap, Inc. (The)                                5,000,000       95,400,000
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                           2,000,000       41,980,000
=========================================================================
                                                              174,920,000
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.13%

Coach, Inc.(a)                                  289,700        10,275,659
=========================================================================

APPLICATION SOFTWARE-1.29%

Intuit Inc.(a)                                 1,250,000       62,475,000
-------------------------------------------------------------------------
Mercury Interactive Corp.(a)                    839,800        39,000,312
=========================================================================
                                                              101,475,312
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.94%

Northern Trust Corp.                            750,000        34,837,500
-------------------------------------------------------------------------
State Street Corp.                              750,000        39,270,000
=========================================================================
                                                               74,107,500
=========================================================================

BIOTECHNOLOGY-2.11%

Amgen Inc.(a)                                  1,200,000       74,112,000
-------------------------------------------------------------------------
Genzyme Corp.(a)                               1,350,900       62,006,310
-------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        544,600        29,724,268
=========================================================================
                                                              165,842,578
=========================================================================

BROADCASTING & CABLE TV-2.60%

Clear Channel Communications, Inc.             2,500,000      102,050,000
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)       2,137,500   $   72,568,125
-------------------------------------------------------------------------
Westwood One, Inc.(a)                          1,000,000       29,930,000
=========================================================================
                                                              204,548,125
=========================================================================

CASINOS & GAMING-0.68%

MGM MIRAGE(a)                                  1,500,000       53,250,000
=========================================================================

COMMUNICATIONS EQUIPMENT-4.74%

Avaya Inc.(a)                                  2,000,000       25,880,000
-------------------------------------------------------------------------
Cisco Systems, Inc.(a)                         6,000,000      125,880,000
-------------------------------------------------------------------------
Corning Inc.(a)                                4,000,000       43,920,000
-------------------------------------------------------------------------
Foundry Networks, Inc.(a)                      2,500,000       58,150,000
-------------------------------------------------------------------------
Juniper Networks, Inc.(a)                      2,000,000       35,980,000
-------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)              12,500,000      55,625,000
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.                        500,000        14,800,000
-------------------------------------------------------------------------
UTStarcom, Inc.(a)                              389,300        12,262,950
=========================================================================
                                                              372,497,950
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.93%

Best Buy Co., Inc.                             1,250,000       72,887,500
=========================================================================

COMPUTER HARDWARE-1.72%

Dell Inc.(a)                                   3,750,000      135,450,000
=========================================================================

COMPUTER STORAGE & PERIPHERALS-1.13%

EMC Corp.(a)                                   5,110,200       70,725,168
-------------------------------------------------------------------------
Western Digital Corp.(a)                       1,369,300       18,417,085
=========================================================================
                                                               89,142,253
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.42%

Caterpillar, Inc.                               700,000        51,296,000
-------------------------------------------------------------------------
Deere & Co.                                    1,000,000       60,620,000
=========================================================================
                                                              111,916,000
=========================================================================

CONSUMER FINANCE-3.07%

American Express Co.                           2,250,000      105,592,500
-------------------------------------------------------------------------
MBNA Corp.                                     3,100,000       76,725,000
-------------------------------------------------------------------------
SLM Corp.                                      1,500,000       58,740,000
=========================================================================
                                                              241,057,500
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.62%

Fiserv, Inc.(a)                                4,000,000      141,280,000
-------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                   2,298,500       64,472,925
=========================================================================
                                                              205,752,925
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

DEPARTMENT STORES-0.39%

Nordstrom, Inc.                                1,000,000   $   30,490,000
=========================================================================

DIVERSIFIED BANKS-0.84%

Bank of America Corp.                           500,000        37,865,000
-------------------------------------------------------------------------
Wells Fargo & Co.                               500,000        28,160,000
=========================================================================
                                                               66,025,000
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.57%

Apollo Group, Inc.-Class A(a)                   700,000        44,471,000
=========================================================================

DRUG RETAIL-0.77%

Walgreen Co.                                   1,750,000       60,935,000
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.48%

Agilent Technologies, Inc.(a)                  1,500,000       37,380,000
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.44%

Molex Inc.                                     1,094,700       34,362,633
=========================================================================

EMPLOYMENT SERVICES-0.81%

Robert Half International Inc.(a)              2,707,400       63,921,714
=========================================================================

FOOD DISTRIBUTORS-0.53%

SYSCO Corp.                                    1,250,000       42,075,000
=========================================================================

FOOD RETAIL-0.38%

Whole Foods Market, Inc.(a)                     500,000        29,620,000
=========================================================================

GENERAL MERCHANDISE STORES-1.26%

Dollar General Corp.                           1,500,000       33,705,000
-------------------------------------------------------------------------
Family Dollar Stores, Inc.                     1,500,000       65,415,000
=========================================================================
                                                               99,120,000
=========================================================================

HEALTH CARE DISTRIBUTORS-0.60%

Cardinal Health, Inc.                           800,000        47,472,000
=========================================================================

HEALTH CARE EQUIPMENT-5.31%

Biomet, Inc.                                   3,770,675      135,216,406
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                     1,080,700       73,185,004
-------------------------------------------------------------------------
Guidant Corp.                                   489,800        24,984,698
-------------------------------------------------------------------------
Medtronic, Inc.                                1,718,600       78,316,602
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                       500,000        29,080,000
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                       1,200,000       76,572,000
=========================================================================
                                                              417,354,710
=========================================================================

HEALTH CARE FACILITIES-0.48%

Health Management Associates, Inc.-Class A     1,706,000       37,787,900
=========================================================================

HEALTH CARE SERVICES-1.64%

AdvancePCS(a)                                  1,089,603       56,081,866
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
HEALTH CARE SERVICES-(CONTINUED)

Caremark Rx, Inc.(a)                           2,000,000   $   50,100,000
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                 686,900        22,805,080
=========================================================================
                                                              128,986,946
=========================================================================

HOME ENTERTAINMENT SOFTWARE-0.38%

Electronic Arts Inc.(a)                         300,000        29,712,000
=========================================================================

HOME IMPROVEMENT RETAIL-0.89%

Lowe's Cos., Inc.                              1,182,400       69,678,832
=========================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

Carnival Corp. (Panama)                        1,000,000       34,910,000
-------------------------------------------------------------------------
Marriott International, Inc.-Class A            500,000        21,600,000
-------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)         1,250,000       37,137,500
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.       750,000        25,297,500
=========================================================================
                                                              118,945,000
=========================================================================

HOUSEHOLD PRODUCTS-0.79%

Procter & Gamble Co. (The)                      629,400        61,863,726
=========================================================================

HYPERMARKETS & SUPER CENTERS-1.50%

Wal-Mart Stores, Inc.                          2,000,000      117,900,000
=========================================================================

INDUSTRIAL CONGLOMERATES-0.52%

3M Co.                                          523,400        41,280,558
=========================================================================

INDUSTRIAL MACHINERY-2.00%

Danaher Corp.                                   500,000        41,425,000
-------------------------------------------------------------------------
Eaton Corp.                                     400,000        40,096,000
-------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)           1,250,000       75,500,000
=========================================================================
                                                              157,021,000
=========================================================================

INSURANCE BROKERS-0.12%

Marsh & McLennan Cos., Inc.                     222,900         9,528,975
=========================================================================

INTERNET RETAIL-1.40%

Amazon.com, Inc.(a)                             750,000        40,815,000
-------------------------------------------------------------------------
eBay Inc.(a)                                    654,000        36,584,760
-------------------------------------------------------------------------
InterActiveCorp.(a)                             884,400        32,466,324
=========================================================================
                                                              109,866,084
=========================================================================

INTERNET SOFTWARE & SERVICES-0.39%

Yahoo! Inc.(a)                                  700,000        30,590,000
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.36%

Bear Stearns Cos. Inc. (The)                    285,800        21,792,250
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                 800,000        75,120,000
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      1,500,000       88,800,000
=========================================================================
                                                              185,712,250
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-0.30%

Accenture Ltd.-Class A (Bermuda)(a)            1,012,000   $   23,680,800
=========================================================================

MANAGED HEALTH CARE-2.20%

Aetna Inc.                                      593,700        34,084,317
-------------------------------------------------------------------------
UnitedHealth Group Inc.                        1,323,400       67,334,592
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)               806,000        71,653,400
=========================================================================
                                                              173,072,309
=========================================================================

MOTORCYCLE MANUFACTURERS-0.90%

Harley-Davidson, Inc.                          1,500,000       71,115,000
=========================================================================

MOVIES & ENTERTAINMENT-1.45%

Pixar, Inc.(a)                                  500,000        34,405,000
-------------------------------------------------------------------------
Viacom Inc.-Class B                            2,000,000       79,740,000
=========================================================================
                                                              114,145,000
=========================================================================

MULTI-LINE INSURANCE-0.77%

American International Group, Inc.              997,800        60,696,174
=========================================================================

OIL & GAS DRILLING-1.73%

ENSCO International Inc.                       1,519,000       40,025,650
-------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)           1,000,000       37,800,000
-------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                1,000,000       34,330,000
-------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)            1,250,000       23,987,500
=========================================================================
                                                              136,143,150
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.25%

BJ Services Co.(a)                             1,169,600       38,374,576
-------------------------------------------------------------------------
Smith International, Inc.(a)                    900,000        33,507,000
-------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)     750,000        26,062,500
=========================================================================
                                                               97,944,076
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.43%

Devon Energy Corp.                              700,000        33,950,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.21%

Citigroup Inc.                                 2,000,000       94,800,000
=========================================================================

PERSONAL PRODUCTS-0.51%

Gillette Co. (The)                             1,250,000       39,875,000
=========================================================================

PHARMACEUTICALS-5.29%

Allergan, Inc.                                  125,000         9,452,500
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                    500,000        25,005,000
-------------------------------------------------------------------------
Lilly (Eli) & Co.                               646,100        43,043,182
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A           1,000,000       63,350,000
-------------------------------------------------------------------------
Pfizer Inc.                                    2,582,100       81,594,360
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
PHARMACEUTICALS-(CONTINUED)

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                     2,244,800   $  127,706,672
-------------------------------------------------------------------------
Wyeth                                          1,500,000       66,210,000
=========================================================================
                                                              416,361,714
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.59%

Chubb Corp. (The)                               700,000        46,767,000
=========================================================================

PUBLISHING-0.53%

Gannett Co., Inc.                               500,000        42,055,000
=========================================================================

RESTAURANTS-2.80%

Brinker International, Inc.(a)                 1,516,800       48,279,744
-------------------------------------------------------------------------
McDonald's Corp.                               2,000,000       50,020,000
-------------------------------------------------------------------------
Outback Steakhouse, Inc.                       1,213,300       50,958,600
-------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)              700,000        34,118,000
-------------------------------------------------------------------------
Wendy's International, Inc.                    1,000,000       37,050,000
=========================================================================
                                                              220,426,344
=========================================================================

SEMICONDUCTOR EQUIPMENT-4.44%

Applied Materials, Inc.(a)                     4,285,900      100,161,483
-------------------------------------------------------------------------
KLA-Tencor Corp.(a)                            1,739,400       99,719,802
-------------------------------------------------------------------------
Lam Research Corp.(a)                          4,000,000      114,960,000
-------------------------------------------------------------------------
Teradyne, Inc.(a)                              1,500,000       34,170,000
=========================================================================
                                                              349,011,285
=========================================================================

SEMICONDUCTORS-6.89%

Analog Devices, Inc.(a)                        3,000,000      132,990,000
-------------------------------------------------------------------------
Linear Technology Corp.                        2,000,000       85,220,000
-------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)     1,000,000       43,870,000
-------------------------------------------------------------------------
Maxim Integrated Products, Inc.                1,750,000       86,992,500
-------------------------------------------------------------------------
Microchip Technology Inc.                      5,068,952      165,805,420
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                            2,420,064       26,765,908
=========================================================================
                                                              541,643,828
=========================================================================

SPECIALIZED FINANCE-0.55%

Moody's Corp.                                   750,000        43,372,500
=========================================================================

SPECIALTY STORES-2.56%

Bed Bath & Beyond Inc.(a)                      2,350,000       99,264,000
-------------------------------------------------------------------------
Staples, Inc.(a)                               2,500,000       67,050,000
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                       1,000,000       35,330,000
=========================================================================
                                                              201,644,000
=========================================================================

SYSTEMS SOFTWARE-4.26%

Adobe Systems Inc.                              650,000        28,496,000
-------------------------------------------------------------------------
Microsoft Corp.                                8,500,000      222,275,000
-------------------------------------------------------------------------
Oracle Corp.(a)                                2,500,000       29,900,000
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

VERITAS Software Corp.(a)                      1,500,000   $   54,225,000
=========================================================================
                                                              334,896,000
=========================================================================

TECHNOLOGY DISTRIBUTORS-1.71%

CDW Corp.                                      2,233,300      134,109,665
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.29%

Nextel Communications, Inc.-Class A(a)         1,820,000       44,044,000
-------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)            27,345,190      57,351,477
=========================================================================
                                                              101,395,477
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,798,440,332)                       7,715,351,380
=========================================================================

MONEY MARKET FUNDS-2.44%

STIC Liquid Assets Portfolio(b)                95,933,174      95,933,174
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                        95,933,174      95,933,174
=========================================================================
    Total Money Market Funds (Cost
      $191,866,348)                                           191,866,348
=========================================================================
TOTAL INVESTMENTS-100.55% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,990,306,680)                                           7,907,217,728
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.29%

STIC Liquid Assets Portfolio(b)(c)             155,180,095 $  155,180,095
-------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     24,938,485      24,938,485
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $180,118,580)                                     180,118,580
=========================================================================
TOTAL INVESTMENTS-102.84% (Cost
  $6,170,425,260)                                           8,087,336,308
=========================================================================
OTHER ASSETS LESS LIABILITIES-(2.84%)                        (223,133,791)
=========================================================================
NET ASSETS-100.00%                                         $7,864,202,517
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $5,798,440,332)*                           $ 7,715,351,380
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $371,984,928)                      371,984,928
------------------------------------------------------------
Receivables for:
  Investments sold                                22,973,044
------------------------------------------------------------
  Fund shares sold                                 3,766,990
------------------------------------------------------------
  Dividends                                        3,973,670
------------------------------------------------------------
Investment for deferred compensation plan            314,171
------------------------------------------------------------
Other assets                                         125,652
============================================================
    Total assets                               8,118,489,835
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           44,898,225
------------------------------------------------------------
  Fund shares reacquired                          20,290,401
------------------------------------------------------------
  Deferred compensation plan                         314,171
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       180,118,580
------------------------------------------------------------
Accrued distribution fees                          2,408,634
------------------------------------------------------------
Accrued trustees' fees                               555,134
------------------------------------------------------------
Accrued transfer agent fees                        4,285,116
------------------------------------------------------------
Accrued operating expenses                         1,417,057
============================================================
    Total liabilities                            254,287,318
============================================================
Net assets applicable to shares outstanding  $ 7,864,202,517
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 8,869,425,554
------------------------------------------------------------
Undistributed net investment income (loss)          (844,799)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (2,921,289,286)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                   1,916,911,048
============================================================
                                             $ 7,864,202,517
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 6,825,022,555
____________________________________________________________
============================================================
Class B                                      $   688,587,420
____________________________________________________________
============================================================
Class C                                      $   193,585,049
____________________________________________________________
============================================================
Class R                                      $     2,857,476
____________________________________________________________
============================================================
Institutional Class                          $   154,150,017
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          331,117,751
____________________________________________________________
============================================================
Class B                                           35,377,323
____________________________________________________________
============================================================
Class C                                            9,948,607
____________________________________________________________
============================================================
Class R                                              138,523
____________________________________________________________
============================================================
Institutional Class                                6,953,267
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         20.61
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.61 divided by
      94.50%)                                $         21.81
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         19.46
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         19.46
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         20.63
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         22.17
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $174,003,209 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $244,235)        $   42,795,714
----------------------------------------------------------------------------
Dividends from affiliated money market funds                       2,446,905
----------------------------------------------------------------------------
Securities lending                                                   144,803
============================================================================
    Total investment income                                       45,387,422
============================================================================

EXPENSES:

Advisory fees                                                     46,349,081
----------------------------------------------------------------------------
Administrative services fees                                         696,174
----------------------------------------------------------------------------
Custodian fees                                                       451,569
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                         19,315,644
----------------------------------------------------------------------------
  Class B                                                          6,227,801
----------------------------------------------------------------------------
  Class C                                                          1,792,081
----------------------------------------------------------------------------
  Class R                                                              6,237
----------------------------------------------------------------------------
Transfer agent fees                                               23,165,160
----------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           105,564
----------------------------------------------------------------------------
Trustees' fees                                                       142,695
----------------------------------------------------------------------------
Other                                                              2,473,308
============================================================================
    Total expenses                                               100,725,314
============================================================================
Less: Fees waived and expense offset arrangements                   (753,706)
============================================================================
    Net expenses                                                  99,971,608
============================================================================
Net investment income (loss)                                     (54,584,186)
============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         (455,564,558)
----------------------------------------------------------------------------
  Foreign currencies                                                 527,909
----------------------------------------------------------------------------
  Option contracts written                                           291,491
============================================================================
                                                                (454,745,158)
============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,834,296,432
----------------------------------------------------------------------------
  Foreign currencies                                                  17,825
----------------------------------------------------------------------------
  Option contracts written                                          (123,292)
============================================================================
                                                               1,834,190,965
============================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             1,379,445,807
============================================================================
Net increase in net assets resulting from operations          $1,324,861,621
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (54,584,186)   $   (81,004,558)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (454,745,158)    (1,231,119,667)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts         1,834,190,965        143,436,189
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,324,861,621     (1,168,688,036)
================================================================================================
Share transactions-net:
  Class A                                                      (1,112,282,235)    (1,905,685,542)
------------------------------------------------------------------------------------------------
  Class B                                                         (46,666,906)       (89,586,163)
------------------------------------------------------------------------------------------------
  Class C                                                         (22,091,083)       (44,303,197)
------------------------------------------------------------------------------------------------
  Class R                                                           2,235,274            204,500
------------------------------------------------------------------------------------------------
  Institutional Class                                               5,433,008        (10,243,640)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,173,371,942)    (2,049,614,042)
================================================================================================
    Net increase (decrease) in net assets                         151,489,679     (3,218,302,078)
================================================================================================

NET ASSETS:

  Beginning of year                                             7,712,712,838     10,931,014,916
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(844,799) and $(770,211) for 2003 and 2002,
    respectively)                                             $ 7,864,202,517    $ 7,712,712,838
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADR's, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). Voluntary fee waivers may be modified or discontinued with approval of Board of Trustees without further notice to investors. For the year ended October 31, 2003, AIM waived fees of $638,100. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $696,174 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc. a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $11,253,012 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $19,315,644, $6,227,801, $1,792,081 and $6,237, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2003, AIM Distributors retained $829,628 in front-end sales commissions from the sale of Class A shares and $4,130, $68 and $12,817 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $114,189 and reductions in custodian fees of $1,417 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $115,606.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $14,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $174,003,209 were on loan to brokers. The loans were secured by cash collateral of $180,118,580 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $144,803 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                     1,551      $   398,595
------------------------------------------------------------
Written                               3,088        1,040,859
------------------------------------------------------------
Exercised                            (3,264)      (1,147,963)
------------------------------------------------------------
Expired                              (1,375)        (291,491)
------------------------------------------------------------
End of year                              --      $        --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $ 1,905,448,839
------------------------------------------------------------
Temporary book/tax differences                      (844,799)
------------------------------------------------------------
Capital loss carryforward                     (2,909,827,077)
------------------------------------------------------------
Shares of beneficial interest                  8,869,425,554
============================================================
Total net assets                             $ 7,864,202,517
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                             $1,224,074,030
-----------------------------------------------------------
October 31, 2010                              1,223,985,487
-----------------------------------------------------------
October 31, 2011                                461,767,560
===========================================================
Total capital loss carryforward              $2,909,827,077
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $3,370,231,624 and $4,537,133,153, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
            INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                       $2,147,646,200
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (242,197,361)
============================================================
Net unrealized appreciation of investment
  securities                                  $1,905,448,839
____________________________________________________________
============================================================
Cost of investments for tax purposes is $6,181,887,469.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income was increased by $54,509,598, undistributed net realized gains decreased by $527,909 and shares of beneficial interest decreased by $53,981,689. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                           2003                               2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       40,892,692    $   728,901,495      48,969,691    $   970,494,859
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        4,399,643         74,587,779       5,811,283        111,506,491
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,764,643         29,858,199       2,391,741         46,150,281
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         163,302          2,916,332          13,083            204,591
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            1,117,656         21,391,286       6,254,346        139,801,926
================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          325,830          5,894,532         223,534          4,426,684
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (344,006)        (5,894,532)       (234,440)        (4,426,684)
================================================================================================================================
Reacquired:
  Class A                                                     (104,213,879)    (1,847,078,262)   (147,108,087)    (2,880,607,085)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (6,899,964)      (115,360,153)    (10,685,339)      (196,665,970)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (3,090,330)       (51,949,282)     (4,824,172)       (90,453,478)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (37,857)          (681,058)             (5)               (91)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (833,861)       (15,958,278)     (6,757,582)      (150,045,566)
================================================================================================================================
                                                               (66,756,131)   $(1,173,371,942)   (105,945,947)   $(2,049,614,042)
________________________________________________________________________________________________________________________________
================================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                          2003             2002             2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    17.20       $    19.72       $    43.50    $     34.65    $     26.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.12)(a)        (0.15)(a)        (0.12)         (0.26)         (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              3.53            (2.37)          (16.24)         12.39           9.18
=================================================================================================================================
    Total from investment operations                         3.41            (2.52)          (16.36)         12.13           9.01
=================================================================================================================================
Less distributions from net realized gains                     --               --            (7.42)         (3.28)         (0.73)
=================================================================================================================================
Net asset value, end of period                         $    20.61       $    17.20       $    19.72    $     43.50    $     34.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             19.83%          (12.78)%         (43.10)%        36.56%         34.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $6,825,023       $6,780,055       $9,703,277    $19,268,977    $14,292,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.29%(c)         1.26%            1.14%          1.08%          1.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.30%(c)         1.27%            1.17%          1.11%          1.12%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.74)%          (0.46)%        (0.61)%        (0.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        47%              57%              75%            88%            62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,438,548,158.


                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2003           2002           2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.36       $  18.89       $ 42.28     $    34.00       $  26.11
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)      (0.27)(a)     (0.28)         (0.58)(a)      (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.33          (2.26)       (15.69)         12.14           9.04
=================================================================================================================================
    Total from investment operations                              3.10          (2.53)       (15.97)         11.56           8.62
=================================================================================================================================
Less distributions from net realized gains                          --             --         (7.42)         (3.28)         (0.73)
=================================================================================================================================
Net asset value, end of period                                $  19.46       $  16.36       $ 18.89     $    42.28       $  34.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  18.95%        (13.39)%      (43.49)%        35.51%         33.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $688,587       $625,294       $818,343    $1,315,524       $589,718
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.99%(c)       1.96%         1.86%          1.85%          1.98%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(c)       1.97%         1.89%          1.88%          2.00%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.44)%       (1.17)%        (1.38)%        (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             47%            57%           75%            88%            62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $622,780,089.


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.36       $  18.88       $  42.27    $  33.99       $  26.10
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)      (0.27)(a)      (0.29)      (0.59)(a)      (0.42)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.33          (2.25)        (15.68)      12.15           9.04
===============================================================================================================================
    Total from investment operations                              3.10          (2.52)        (15.97)      11.56           8.62
===============================================================================================================================
Less distributions from net realized gains                          --             --          (7.42)      (3.28)         (0.73)
===============================================================================================================================
Net asset value, end of period                                $  19.46       $  16.36       $  18.88    $  42.27       $  33.99
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  18.95%        (13.35)%       (43.51)%     35.52%         33.65%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $193,585       $184,393       $258,786    $434,544       $161,490
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.99%(c)       1.96%          1.86%       1.85%          1.98%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(c)       1.97%          1.89%       1.88%          2.00%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.44)%        (1.17)%     (1.38)%        (1.38)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             47%            57%            75%         88%            62%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $179,208,048.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $17.26            $  19.82
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)(a)           (0.07)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.53               (2.49)
=============================================================================================
    Total from investment operations                              3.37               (2.56)
=============================================================================================
Net asset value, end of period                                  $20.63            $  17.26
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  19.52%             (12.92)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,857            $    226
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.49%(c)            1.53%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers                                             1.50%(c)            1.54%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)          (1.01)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          47%                 57%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,247,495.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.40       $  21.00    $  45.55    $  36.01    $  27.25
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.06)       0.01       (0.09)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.80          (2.54)     (17.14)      12.91        9.50
=========================================================================================================================
    Total from investment operations                              3.77          (2.60)     (17.13)      12.82        9.49
=========================================================================================================================
Less distributions from net realized gains                          --             --       (7.42)      (3.28)      (0.73)
=========================================================================================================================
Net asset value, end of period                                $  22.17       $  18.40    $  21.00    $  45.55    $  36.01
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  20.49%        (12.38)%    (42.80)%     37.14%      35.46%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $154,150       $122,746    $150,609    $288,097    $244,369
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.75%(c)       0.80%       0.65%       0.65%       0.64%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.76%(c)       0.81%       0.68%       0.68%       0.66%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.13)%(c)     (0.28)%      0.03%      (0.18)%     (0.04)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             47%            57%         75%         88%         62%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $132,069,108.

NOTE 13--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds--Registered Trademark--, which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Core Strategies Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Core Strategies Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Core Strategies Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.80%

AEROSPACE & DEFENSE-2.47%

General Dynamics Corp.                            60    $  5,022
----------------------------------------------------------------
Rockwell Collins, Inc.                           220       6,039
----------------------------------------------------------------
United Technologies Corp.                        140      11,857
================================================================
                                                          22,918
================================================================

APPAREL RETAIL-0.60%

Foot Locker, Inc.                                150       2,685
----------------------------------------------------------------
Gap, Inc. (The)                                  150       2,862
================================================================
                                                           5,547
================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.88%

Carter's, Inc.(a)                                200       5,600
----------------------------------------------------------------
Liz Claiborne, Inc.                               70       2,582
================================================================
                                                           8,182
================================================================

APPLICATION SOFTWARE-0.45%

Amdocs Ltd. (United Kingdom)(a)                  120       2,575
----------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A             60       1,630
================================================================
                                                           4,205
================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.29%

National Financial Partners Corp.(a)             100       2,710
================================================================

AUTO PARTS & EQUIPMENT-1.39%

Autoliv, Inc.                                    180       5,962
----------------------------------------------------------------
Lear Corp.(a)                                     30       1,743
----------------------------------------------------------------
LKQ Corp.(a)                                     300       5,190
================================================================
                                                          12,895
================================================================

BIOTECHNOLOGY-1.60%

Amgen Inc.(a)                                    150       9,264
----------------------------------------------------------------
Gilead Sciences, Inc.(a)                          20       1,092
----------------------------------------------------------------
Invitrogen Corp.(a)                               70       4,451
================================================================
                                                          14,807
================================================================

BUILDING PRODUCTS-0.83%

Masco Corp.                                      280       7,700
================================================================

CASINOS & GAMING-0.29%

GTECH Holdings Corp.                              60       2,681
================================================================

COMMUNICATIONS EQUIPMENT-2.49%

Cisco Systems, Inc.(a)                           940      19,721
----------------------------------------------------------------
QLogic Corp.(a)                                   60       3,363
================================================================
                                                          23,084
================================================================

----------------------------------------------------------------
                                                         MARKET
                                               SHARES    VALUE

COMPUTER & ELECTRONICS RETAIL-0.82%

Best Buy Co., Inc.                               100    $  5,831
----------------------------------------------------------------
RadioShack Corp.                                  60       1,799
================================================================
                                                           7,630
================================================================

COMPUTER HARDWARE-3.77%

Dell Inc.(a)                                     640      23,117
----------------------------------------------------------------
Hewlett-Packard Co.                              290       6,470
----------------------------------------------------------------
International Business Machines Corp.             60       5,369
================================================================
                                                          34,956
================================================================

CONSUMER FINANCE-3.82%

American Express Co.                             300      14,079
----------------------------------------------------------------
Capital One Financial Corp.                      110       6,688
----------------------------------------------------------------
First Marblehead Corp. (The)(a)                  200       4,430
----------------------------------------------------------------
MBNA Corp.                                       410      10,147
================================================================
                                                          35,344
================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.50%

Alliance Data Systems Corp.(a)                    60       1,667
----------------------------------------------------------------
Ceridian Corp.(a)                                130       2,730
----------------------------------------------------------------
First Data Corp.                                 180       6,426
----------------------------------------------------------------
SunGard Data Systems Inc.(a)                     110       3,085
================================================================
                                                          13,908
================================================================

DEPARTMENT STORES-0.36%

Federated Department Stores, Inc.                 70       3,328
================================================================

DIVERSIFIED BANKS-5.61%

Bank of America Corp.                            210      15,903
----------------------------------------------------------------
Bank One Corp.                                    50       2,122
----------------------------------------------------------------
U.S. Bancorp                                     460      12,521
----------------------------------------------------------------
Wachovia Corp.                                   270      12,385
----------------------------------------------------------------
Wells Fargo & Co.                                160       9,011
================================================================
                                                          51,942
================================================================

DIVERSIFIED CAPITAL MARKETS-0.78%

J.P. Morgan Chase & Co.                          200       7,180
================================================================

DIVERSIFIED CHEMICALS-0.68%

Engelhard Corp.                                  220       6,288
================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.31%

Apollo Group, Inc.-Class A(a)                     50       3,176
----------------------------------------------------------------
Cendant Corp.(a)                                 300       6,129
----------------------------------------------------------------
Deluxe Corp.                                     110       4,441
----------------------------------------------------------------
Equifax Inc.                                     200       4,888
----------------------------------------------------------------
University of Phoenix Online(a)                   40       2,750
================================================================
                                                          21,384
================================================================

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------

ELECTRIC UTILITIES-0.88%

Entergy Corp.                                     50    $  2,695
----------------------------------------------------------------
Exelon Corp.                                      60       3,807
----------------------------------------------------------------
Southern Co. (The)                                55       1,639
================================================================
                                                           8,141
================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.82%

Amphenol Corp.-Class A(a)                         40       2,350
----------------------------------------------------------------
Thermo Electron Corp.(a)                         240       5,275
================================================================
                                                           7,625
================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.43%

Monsanto Co.                                     160       4,008
================================================================

FOOD DISTRIBUTORS-0.47%

Sysco Corp.                                      130       4,376
================================================================

FOOD RETAIL-1.18%

Kroger Co. (The)(a)                              280       4,897
----------------------------------------------------------------
SUPERVALU INC                                    240       6,053
================================================================
                                                          10,950
================================================================

FOOTWEAR-1.05%

NIKE, Inc.-Class B                               110       7,029
----------------------------------------------------------------
Reebok International Ltd.                         70       2,726
================================================================
                                                           9,755
================================================================

GENERAL MERCHANDISE STORES-0.78%

Dollar General Corp.                             180       4,045
----------------------------------------------------------------
Target Corp.                                      80       3,179
================================================================
                                                           7,224
================================================================

HEALTH CARE DISTRIBUTORS-0.19%

Cardinal Health, Inc.                             30       1,780
================================================================

HEALTH CARE EQUIPMENT-1.45%

Apogent Technologies Inc.(a)                     210       4,609
----------------------------------------------------------------
Becton, Dickinson & Co.                          110       4,022
----------------------------------------------------------------
Guidant Corp.                                     30       1,530
----------------------------------------------------------------
Stryker Corp.                                     40       3,244
================================================================
                                                          13,405
================================================================

HEALTH CARE SERVICES-0.23%

IMS Health Inc.                                   90       2,118
================================================================

HEALTH CARE SUPPLIES-0.56%

Bausch & Lomb Inc.                                50       2,408
----------------------------------------------------------------
Fisher Scientific International Inc.(a)           70       2,817
================================================================
                                                           5,225
================================================================

HOME ENTERTAINMENT SOFTWARE-0.21%

Electronic Arts Inc.(a)                           20       1,981
================================================================

----------------------------------------------------------------
                                                         MARKET
                                               SHARES    VALUE

HOME IMPROVEMENT RETAIL-2.06%

Home Depot, Inc. (The)                           340    $ 12,604
----------------------------------------------------------------
Lowe's Cos., Inc.                                110       6,482
================================================================
                                                          19,086
================================================================

HOMEBUILDING-0.54%

M.D.C. Holdings, Inc.                             30       2,020
----------------------------------------------------------------
Toll Brothers, Inc.(a)                            80       2,947
================================================================
                                                           4,967
================================================================

HOUSEHOLD PRODUCTS-2.72%

Clorox Co. (The)                                 120       5,436
----------------------------------------------------------------
Colgate-Palmolive Co.                            150       7,978
----------------------------------------------------------------
Procter & Gamble Co. (The)                       120      11,795
================================================================
                                                          25,209
================================================================

HYPERMARKETS & SUPER CENTERS-2.55%

Wal-Mart Stores, Inc.                            400      23,580
================================================================

INDUSTRIAL CONGLOMERATES-3.73%

3M Co.                                            50       3,943
----------------------------------------------------------------
General Electric Co.                             960      27,850
----------------------------------------------------------------
Tyco International Ltd. (Bermuda)                130       2,714
================================================================
                                                          34,507
================================================================

INDUSTRIAL MACHINERY-0.86%

Donaldson Co., Inc.                               40       2,289
----------------------------------------------------------------
Graco Inc.                                       150       5,715
================================================================
                                                           8,004
================================================================

INSURANCE BROKERS-0.14%

Marsh & McLennan Cos., Inc.                       30       1,282
================================================================

INTEGRATED OIL & GAS-3.05%

Exxon Mobil Corp.                                650      23,777
----------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares
  (Netherlands)                                  100       4,438
================================================================
                                                          28,215
================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.28%

BellSouth Corp.                                  245       6,446
----------------------------------------------------------------
SBC Communications Inc.                          330       7,913
----------------------------------------------------------------
Verizon Communications Inc.                      200       6,720
================================================================
                                                          21,079
================================================================

INTERNET RETAIL-0.18%

eBay Inc.                                         30       1,678
================================================================

INTERNET SOFTWARE & SERVICES-0.28%

Yahoo! Inc.(a)                                    60       2,622
================================================================

INVESTMENT BANKING & BROKERAGE-2.62%

Bear Stearns Cos. Inc. (The)                      40       3,050
----------------------------------------------------------------
Lehman Brothers Holdings Inc.                     40       2,880
----------------------------------------------------------------
Merrill Lynch & Co., Inc.                        170      10,064
----------------------------------------------------------------

                                                         MARKET
                                               SHARES    VALUE
----------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Morgan Stanley                                   150    $  8,231
================================================================
                                                          24,225
================================================================

IT CONSULTING & OTHER SERVICES-0.50%

DigitalNet Holdings, Inc.(a)                     200       4,622
================================================================

LIFE & HEALTH INSURANCE-0.42%

Prudential Financial, Inc.                       100       3,864
================================================================

MANAGED HEALTH CARE-2.23%

Anthem, Inc.(a)                                  120       8,212
----------------------------------------------------------------
UnitedHealth Group Inc.                          140       7,123
----------------------------------------------------------------
WellPoint Health Networks Inc.(a)                 60       5,334
================================================================
                                                          20,669
================================================================

MOTORCYCLE MANUFACTURERS-0.56%

Harley-Davidson, Inc.                            110       5,215
================================================================

MOVIES & ENTERTAINMENT-0.78%

Viacom Inc.-Class B                              180       7,177
================================================================

MULTI-LINE INSURANCE-1.05%

American International Group, Inc.               160       9,733
================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.12%

Citigroup Inc.                                   610      28,914
================================================================

PERSONAL PRODUCTS-0.73%

Avon Products, Inc.                              100       6,796
================================================================

PHARMACEUTICALS-7.92%

Abbott Laboratories                              300      12,786
----------------------------------------------------------------
Bristol-Myers Squibb Co.                          70       1,776
----------------------------------------------------------------
Johnson & Johnson                                480      24,158
----------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                    120       1,608
----------------------------------------------------------------
Merck & Co. Inc.                                 200       8,850
----------------------------------------------------------------
Pfizer Inc.                                      640      20,224
----------------------------------------------------------------
Wyeth                                             90       3,973
================================================================
                                                          73,375
================================================================

PROPERTY & CASUALTY INSURANCE-0.40%

Progressive Corp. (The)                           50       3,690
================================================================

REGIONAL BANKS-1.33%

National City Corp.                              280       9,145
----------------------------------------------------------------
PNC Financial Services Group                      60       3,214
================================================================
                                                          12,359
================================================================

RESTAURANTS-1.38%

CBRL Group, Inc.                                  50       1,938
----------------------------------------------------------------
McDonald's Corp.                                 160       4,002
----------------------------------------------------------------

----------------------------------------------------------------
                                                         MARKET
                                               SHARES    VALUE
RESTAURANTS-(CONTINUED)

Yum! Brands, Inc.(a)                             200    $  6,828
================================================================
                                                          12,768
================================================================

SEMICONDUCTORS-4.28%

AMIS Holdings, Inc.(a)                           200       4,030
----------------------------------------------------------------
Intel Corp.                                      910      30,076
----------------------------------------------------------------
Linear Technology Corp.                          130       5,539
================================================================
                                                          39,645
================================================================

SOFT DRINKS-2.30%

Coca-Cola Co. (The)                              160       7,424
----------------------------------------------------------------
PepsiCo, Inc.                                    290      13,868
================================================================
                                                          21,292
================================================================

SPECIALTY CHEMICALS-0.19%

Cytec Industries Inc.(a)                          50       1,746
================================================================

SPECIALTY STORES-1.19%

AutoNation, Inc.(a)                              330       6,171
----------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         70       2,957
----------------------------------------------------------------
Staples, Inc.(a)                                  70       1,877
================================================================
                                                          11,005
================================================================

SYSTEMS SOFTWARE-5.14%

Adobe Systems Inc.                               100       4,384
----------------------------------------------------------------
Microsoft Corp.                                1,060      27,719
----------------------------------------------------------------
Oracle Corp.(a)                                  750       8,970
----------------------------------------------------------------
VERITAS Software Corp.(a)                        180       6,507
================================================================
                                                          47,580
================================================================

THRIFTS & MORTGAGE FINANCE-2.79%

Countrywide Financial Corp.                       50       5,256
----------------------------------------------------------------
Fannie Mae                                        95       6,811
----------------------------------------------------------------
IndyMac Bancorp, Inc.                             80       2,352
----------------------------------------------------------------
Washington Mutual, Inc.                          260      11,375
================================================================
                                                          25,794
================================================================

TOBACCO-1.00%

Altria Group, Inc.                               200       9,300
================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.29%

AT&T Wireless Services Inc.(a)                   370       2,683
================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $862,413)                          905,958
================================================================
TOTAL INVESTMENTS-97.80% (Cost $862,413)                 905,958
================================================================
OTHER ASSETS LESS LIABILITIES-2.20%                       20,405
================================================================
NET ASSETS-100.00%                                      $926,363
________________________________________________________________
================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost $862,413)      $905,958
----------------------------------------------------------
Cash                                                27,500
----------------------------------------------------------
Receivables for:
  Dividends                                          1,208
----------------------------------------------------------
  Amount due from advisor                           14,249
----------------------------------------------------------
Investment for deferred compensation plan            5,332
==========================================================
    Total assets                                   954,247
__________________________________________________________
==========================================================

LIABILITIES:

Payables for:
  Investments purchased                              3,200
----------------------------------------------------------
  Deferred compensation plan                         5,332
----------------------------------------------------------
Accrued trustees' fees                                 569
----------------------------------------------------------
Accrued transfer agent fees                             10
----------------------------------------------------------
Accrued operating expenses                          18,773
==========================================================
    Total liabilities                               27,884
==========================================================
Net assets applicable to shares outstanding       $926,363
__________________________________________________________
==========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                     $998,865
----------------------------------------------------------
Undistributed net investment income (loss)          (4,522)
----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts      (111,525)
----------------------------------------------------------
Unrealized appreciation of investment securities
  and option contracts                              43,545
==========================================================
                                                  $926,363
__________________________________________________________
==========================================================

NET ASSETS:

Class A                                           $370,543
__________________________________________________________
==========================================================
Class B                                           $277,910
__________________________________________________________
==========================================================
Class C                                           $277,910
__________________________________________________________
==========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             40,723
__________________________________________________________
==========================================================
Class B                                             30,542
__________________________________________________________
==========================================================
Class C                                             30,542
__________________________________________________________
==========================================================
Class A:
  Net asset value per share                       $   9.10
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $9.10 divided by 94.50%)  $   9.63
__________________________________________________________
==========================================================
Class B:
  Net asset value and offering price per share    $   9.10
__________________________________________________________
==========================================================
Class C:
  Net asset value and offering price per share    $   9.10
__________________________________________________________
==========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $17)             $ 12,197
======================================================================

EXPENSES:

Advisory fees                                                    6,219
----------------------------------------------------------------------
Administrative services fees                                    50,000
----------------------------------------------------------------------
Custodian fees                                                   4,661
----------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,160
----------------------------------------------------------------------
  Class B                                                        2,488
----------------------------------------------------------------------
  Class C                                                        2,488
----------------------------------------------------------------------
Transfer agent fees                                                112
----------------------------------------------------------------------
Trustees' fees                                                   8,659
----------------------------------------------------------------------
Professional fees                                               23,951
----------------------------------------------------------------------
Other                                                            2,466
======================================================================
    Total expenses                                             102,204
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (87,700)
======================================================================
    Net expenses                                                14,504
======================================================================
Net investment income (loss)                                    (2,307)
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (12,501)
----------------------------------------------------------------------
  Option contracts written                                       1,450
======================================================================
                                                               (11,051)
======================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        140,573
----------------------------------------------------------------------
  Option contracts written                                         (78)
======================================================================
                                                               140,495
======================================================================
Net gain from investment securities and option contracts       129,444
======================================================================
Net increase in net assets resulting from operations          $127,137
______________________________________________________________________
======================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2003 and the period December 31, 2001 (date operations commenced) to October 31, 2002

                                                                2003         2002
------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income (loss)                                $ (2,307)   $   (3,380)
------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                           (11,051)     (100,474)
------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and option contracts                 140,495       (96,950)
====================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                127,137      (200,804)
====================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (5,600)           --
------------------------------------------------------------------------------------
  Class B                                                       (4,200)           --
------------------------------------------------------------------------------------
  Class C                                                       (4,200)           --
====================================================================================
    Decrease in net assets resulting from distributions        (14,000)           --
====================================================================================
Share transactions-net:
  Class A                                                        5,600       400,010
------------------------------------------------------------------------------------
  Class B                                                        4,200       300,010
------------------------------------------------------------------------------------
  Class C                                                        4,200       300,010
====================================================================================
    Net increase in net assets resulting from share
     transactions                                               14,000     1,000,030
====================================================================================
    Net increase in net assets                                 127,137       799,226
====================================================================================

NET ASSETS:

  Beginning of year                                            799,226            --
====================================================================================
  End of year (including undistributed net investment income
    (loss) of $(4,522) and $11,693 for 2003 and 2002,
    respectively)                                             $926,363    $  799,226
____________________________________________________________________________________
====================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Strategies Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently closed to new investors.

    The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 1.75%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $6,219 and reimbursed fees of $75,063.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as AIM Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $63 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Waivers may be modified or discontinued at any time. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively after AIM Distributors waived fees of $1,160, $2,488 and $2,488, respectively.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $9 and reductions in custodian fees of $273 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $282.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--OPTION CONTRACTS WRITTEN

             TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------
                                    CALL OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
---------------------------------------------------------
Beginning of year                       10       $   405
---------------------------------------------------------
Written                                 34         1,638
---------------------------------------------------------
Closed                                 (12)         (574)
---------------------------------------------------------
Exercised                               (4)         (246)
---------------------------------------------------------
Expired                                (28)       (1,223)
---------------------------------------------------------
End of year                             --       $    --
_________________________________________________________
=========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended October 31, 2003 and the period December 31, 2001 (date operations commenced) through October 31, 2002 was as follows:

                                            2003      2002
-----------------------------------------------------------
Distributions paid from ordinary income    $14,000       --
___________________________________________________________
===========================================================

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                    $   1,317
----------------------------------------------------------
Unrealized appreciation -- investments              43,545
----------------------------------------------------------
Temporary book/tax differences                      (5,839)
----------------------------------------------------------
Capital loss carryforward                         (111,525)
----------------------------------------------------------
Shares of beneficial interest                      998,865
==========================================================
Total net assets                                 $ 926,363
__________________________________________________________
==========================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2010                                $100,474
----------------------------------------------------------
October 31, 2011                                  11,051
==========================================================
Total capital loss carryforward                 $111,525
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $651,530 and $651,758, respectively.

        UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                      $ 92,822
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (49,277)
==========================================================
Net unrealized appreciation of investment
  securities                                      $ 43,545
__________________________________________________________
==========================================================
Investments have the same cost for tax and financial
statement purposes.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance costs and nondeductible excise tax paid by the fund, on October 31, 2003, undistributed net investment income was increased by $92 and shares of beneficial interest decreased by $92. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not currently available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                     CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------
                                                                                     DECEMBER 31, 2001
                                                                                     (DATE OPERATIONS
                                                                 YEAR ENDED            COMMENCED) TO
                                                              OCTOBER 31, 2003       OCTOBER 31, 2002
                                                              -----------------    ---------------------
                                                              SHARES    AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------
Sold:
  Class A*                                                       --     $   --     40,001     $  400,010
--------------------------------------------------------------------------------------------------------
  Class B*                                                       --         --     30,001        300,010
--------------------------------------------------------------------------------------------------------
  Class C*                                                       --         --     30,001        300,010
========================================================================================================
Issued as reinvestment of dividends:
  Class A*                                                      722      5,600         --             --
--------------------------------------------------------------------------------------------------------
  Class B*                                                      541      4,200         --             --
--------------------------------------------------------------------------------------------------------
  Class C*                                                      541      4,200         --             --
========================================================================================================
                                                              1,804    $14,000    100,003     $1,000,030
________________________________________________________________________________________________________
========================================================================================================

* Currently, the Fund is not open to investors and consequently all shares are owned by AIM.


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                               CLASS A
                                                              ------------------------------------------
                                                                                DECEMBER 31, 2001 (DATE
                                                              YEAR ENDED        OPERATIONS COMMENCED) TO
                                                              OCTOBER 31,             OCTOBER 31,
                                                                 2003                     2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.99                  $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                   (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                    (1.98)
========================================================================================================
    Total from investment operations                              1.25                    (2.01)
========================================================================================================
Less dividends from net investment income                        (0.14)                      --
========================================================================================================
Net asset value, end of period                                  $ 9.10                  $  7.99
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                  15.95%                  (20.10)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  371                  $   320
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)                 1.82%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 11.94%(b)                13.71%(c)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)               (0.45)%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          81%                      42%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $331,666.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                               CLASS B
                                                              ------------------------------------------
                                                                                DECEMBER 31, 2001 (DATE
                                                              YEAR ENDED        OPERATIONS COMMENCED) TO
                                                              OCTOBER 31,             OCTOBER 31,
                                                                 2003                     2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.99                  $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                   (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                    (1.98)
========================================================================================================
    Total from investment operations                              1.25                    (2.01)
========================================================================================================
Less dividends from net investment income                        (0.14)                      --
========================================================================================================
Net asset value, end of period                                  $ 9.10                  $  7.99
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                  15.95%                  (20.10)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278                  $   240
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)                 1.82%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 12.59%(b)                14.36%(c)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)               (0.45)%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          81%                      42%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $248,752.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                               CLASS C
                                                              ------------------------------------------
                                                                                DECEMBER 31, 2001 (DATE
                                                              YEAR ENDED        OPERATIONS COMMENCED) TO
                                                              OCTOBER 31,             OCTOBER 31,
                                                                 2003                     2002
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.99                  $ 10.00
--------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)                   (0.03)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.27                    (1.98)
========================================================================================================
    Total from investment operations                              1.25                    (2.01)
========================================================================================================
Less dividends from net investment income                        (0.14)                      --
========================================================================================================
Net asset value, end of period                                  $ 9.10                  $  7.99
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                                                  15.95%                  (20.10)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  278                  $   240
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                     1.78%(b)                 1.82%(c)
--------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                 12.59%(b)                14.36%(c)
========================================================================================================
Ratio of net investment income (loss) to average net assets      (0.28)%(b)               (0.45)%(c)
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate(d)                                          81%                      42%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $248,752.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the Funds in the AIM Family of Funds--Registered Trademark-- which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, NASD, Inc., NYAG, and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Dent Demographics Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Dent Demographics Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Dent Demographics Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ Ernst & Young LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-94.61%

APPAREL RETAIL-2.05%

AnnTaylor Stores Corp.(a)                         105,000   $  3,759,000
------------------------------------------------------------------------
Gap, Inc. (The)                                   260,000      4,960,800
------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)            120,000      2,770,800
========================================================================
                                                              11,490,600
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.95%

Coach, Inc.(a)                                    150,000      5,320,500
========================================================================

APPLICATION SOFTWARE-1.38%

Mercury Interactive Corp.(a)                      100,000      4,644,000
------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               150,000      3,114,000
========================================================================
                                                               7,758,000
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.31%

Franklin Resources, Inc.                           92,000      4,362,640
------------------------------------------------------------------------
T. Rowe Price Group Inc.                           73,000      3,003,950
========================================================================
                                                               7,366,590
========================================================================

BIOTECHNOLOGY-3.48%

Amgen Inc.(a)                                     140,000      8,646,400
------------------------------------------------------------------------
Genentech, Inc.(a)                                 52,300      4,287,031
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           21,400      1,168,012
------------------------------------------------------------------------
Invitrogen Corp.(a)                                85,000      5,405,150
========================================================================
                                                              19,506,593
========================================================================

CASINOS & GAMING-0.82%

International Game Technology                     140,000      4,585,000
========================================================================

COMMUNICATIONS EQUIPMENT-8.23%

ADTRAN, Inc.                                       60,000      4,081,800
------------------------------------------------------------------------
Cisco Systems, Inc.(a)                            600,000     12,588,000
------------------------------------------------------------------------
Comverse Technology, Inc.(a)                      220,000      3,968,800
------------------------------------------------------------------------
Corning Inc.(a)                                   400,000      4,392,000
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                         250,000      4,497,500
------------------------------------------------------------------------
Motorola, Inc.                                    345,000      4,667,850
------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)                 850,000      3,782,500
------------------------------------------------------------------------
QLogic Corp.(a)                                    75,000      4,203,750
------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                90,000      3,970,800
========================================================================
                                                              46,153,000
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.35%

Best Buy Co., Inc.                                130,000      7,580,300
========================================================================

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE

COMPUTER HARDWARE-1.48%

Dell Inc.(a)                                      230,000   $  8,307,600
========================================================================

COMPUTER STORAGE & PERIPHERALS-3.17%

EMC Corp.(a)                                      580,000      8,027,200
------------------------------------------------------------------------
Network Appliance, Inc.(a)                        125,000      3,085,000
------------------------------------------------------------------------
SanDisk Corp.(a)                                   40,000      3,224,000
------------------------------------------------------------------------
Seagate Technology (Cayman Islands)               150,000      3,447,000
========================================================================
                                                              17,783,200
========================================================================

CONSUMER FINANCE-1.96%

American Express Co.                              115,000      5,396,950
------------------------------------------------------------------------
MBNA Corp.                                        225,000      5,568,750
========================================================================
                                                              10,965,700
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.07%

Affiliated Computer Services, Inc.-Class A(a)      60,000      2,935,800
------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                    150,000      4,167,000
------------------------------------------------------------------------
Paychex, Inc.                                     115,000      4,475,800
========================================================================
                                                              11,578,600
========================================================================

DEPARTMENT STORES-0.76%

Nordstrom, Inc.                                   140,000      4,268,600
========================================================================

DIVERSIFIED BANKS-1.27%

Wachovia Corp.                                    155,000      7,109,850
========================================================================

DIVERSIFIED CAPITAL MARKETS-1.41%

J.P. Morgan Chase & Co.                           220,000      7,898,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.77%

Career Education Corp.(a)                          80,000      4,284,000
========================================================================

DRUG RETAIL-0.50%

CVS Corp.                                          80,000      2,814,400
========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.79%

Agilent Technologies, Inc.(a)                     177,500      4,423,300
========================================================================

GENERAL MERCHANDISE STORES-0.60%

Target Corp.                                       85,000      3,377,900
========================================================================

HEALTH CARE DISTRIBUTORS-0.65%

Omnicare, Inc.                                     95,000      3,642,300
========================================================================

HEALTH CARE EQUIPMENT-3.80%

Boston Scientific Corp.(a)                        130,000      8,803,600
------------------------------------------------------------------------
Guidant Corp.                                      85,000      4,335,850
------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    56,000      3,580,640
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Zimmer Holdings, Inc.(a)                           72,000   $  4,594,320
========================================================================
                                                              21,314,410
========================================================================

HEALTH CARE SERVICES-1.52%

Caremark Rx, Inc.(a)                              200,000      5,010,000
------------------------------------------------------------------------
DaVita, Inc.(a)                                   100,000      3,510,000
========================================================================
                                                               8,520,000
========================================================================

HEALTH CARE SUPPLIES-1.09%

Alcon, Inc. (Switzerland)                          60,000      3,306,600
------------------------------------------------------------------------
Fisher Scientific International Inc.(a)            70,000      2,817,500
========================================================================
                                                               6,124,100
========================================================================

HOME ENTERTAINMENT SOFTWARE-1.40%

Electronic Arts Inc.(a)                            45,000      4,456,800
------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)             85,000      3,361,750
========================================================================
                                                               7,818,550
========================================================================

HOME IMPROVEMENT RETAIL-1.13%

Home Depot, Inc. (The)                            170,000      6,301,900
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.46%

Royal Caribbean Cruises Ltd. (Liberia)            100,000      2,971,000
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         155,000      5,228,150
========================================================================
                                                               8,199,150
========================================================================

HOUSEHOLD PRODUCTS-1.05%

Procter & Gamble Co. (The)                         60,000      5,897,400
========================================================================

INTERNET RETAIL-2.79%

Amazon.com, Inc.(a)                               185,000     10,067,700
------------------------------------------------------------------------
eBay Inc.(a)                                      100,000      5,594,000
========================================================================
                                                              15,661,700
========================================================================

INTERNET SOFTWARE & SERVICES-1.48%

Yahoo! Inc.(a)                                    190,000      8,303,000
========================================================================

INVESTMENT BANKING & BROKERAGE-3.84%

Charles Schwab Corp. (The)                        385,000      5,220,600
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    95,000      8,920,500
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         125,000      7,400,000
========================================================================
                                                              21,541,100
========================================================================

IT CONSULTING & OTHER SERVICES-0.79%

Accenture Ltd.-Class A (Bermuda)(a)               190,000      4,446,000
========================================================================

MANAGED HEALTH CARE-2.33%

Aetna Inc.                                         50,000      2,870,500
------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      56,000      3,066,000
------------------------------------------------------------------------

------------------------------------------------------------------------
                                                               MARKET
                                                 SHARES        VALUE
MANAGED HEALTH CARE-(CONTINUED)

PacifiCare Health Systems, Inc.(a)                 53,500   $  3,183,250
------------------------------------------------------------------------
UnitedHealth Group Inc.                            77,000      3,917,760
========================================================================
                                                              13,037,510
========================================================================

MOTORCYCLE MANUFACTURERS-0.51%

Harley-Davidson, Inc.                              60,000      2,844,600
========================================================================

MOVIES & ENTERTAINMENT-1.08%

Viacom Inc.-Class B                               152,000      6,060,240
========================================================================

MULTI-LINE INSURANCE-1.49%

Hartford Financial Services Group, Inc. (The)      75,000      4,117,500
------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                      145,000      4,225,300
========================================================================
                                                               8,342,800
========================================================================

OFFICE ELECTRONICS-0.57%

Zebra Technologies Corp.-Class A(a)                56,000      3,189,200
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.86%

Citigroup Inc.                                    220,000     10,428,000
========================================================================

PHARMACEUTICALS-5.28%

Lilly (Eli) & Co.                                  55,000      3,664,100
------------------------------------------------------------------------
Pfizer Inc.                                       135,000      4,266,000
------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                  60,000      4,336,800
------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      71,000      4,561,750
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        115,000      6,542,350
------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                    29,500      1,158,465
------------------------------------------------------------------------
Wyeth                                             115,000      5,076,100
========================================================================
                                                              29,605,565
========================================================================

PUBLISHING-0.92%

Getty Images, Inc.(a)                             115,000      5,140,500
========================================================================

RESTAURANTS-0.56%

Starbucks Corp.(a)                                100,000      3,160,000
========================================================================

SEMICONDUCTOR EQUIPMENT-2.98%

Entegris Inc.(a)                                  250,000      3,290,000
------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         325,000     13,419,250
========================================================================
                                                              16,709,250
========================================================================

SEMICONDUCTORS-8.57%

Analog Devices, Inc.(a)                           250,000     11,082,500
------------------------------------------------------------------------
Linear Technology Corp.                           100,000      4,261,000
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        100,000      4,387,000
------------------------------------------------------------------------
Microchip Technology Inc.                         300,000      9,813,000
------------------------------------------------------------------------
PMC-Sierra, Inc.(a)                               200,000      3,634,000
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               600,000      6,636,000
------------------------------------------------------------------------
Texas Instruments Inc.                            285,000      8,242,200
========================================================================
                                                              48,055,700
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SPECIALTY STORES-3.52%

Advance Auto Parts, Inc.(a)                        56,000   $  4,380,320
------------------------------------------------------------------------
Staples, Inc.(a)                                  160,000      4,291,200
------------------------------------------------------------------------
Tiffany & Co.                                     125,000      5,931,250
------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                          145,000      5,122,850
========================================================================
                                                              19,725,620
========================================================================

SYSTEMS SOFTWARE-7.03%

Computer Associates International, Inc.           300,000      7,056,000
------------------------------------------------------------------------
Microsoft Corp.                                   520,000     13,598,000
------------------------------------------------------------------------
Oracle Corp.(a)                                   335,000      4,006,600
------------------------------------------------------------------------
Symantec Corp.(a)                                  71,000      4,732,150
------------------------------------------------------------------------
VERITAS Software Corp.(a)                         277,500     10,031,625
========================================================================
                                                              39,424,375
========================================================================

TECHNOLOGY DISTRIBUTORS-0.75%

CDW Corp.                                          70,000      4,203,500
========================================================================

THRIFTS & MORTGAGE FINANCE-1.81%

Doral Financial Corp. (Puerto Rico)                90,000      4,545,000
------------------------------------------------------------------------
New York Community Bancorp, Inc.                  155,000      5,611,000
========================================================================
                                                              10,156,000
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $412,171,027)                          530,424,203
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-5.06%

STIC Liquid Assets Portfolio(b)                14,188,517   $ 14,188,517
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        14,188,517     14,188,517
========================================================================
    Total Money Market Funds (Cost
      $28,377,034)                                            28,377,034
========================================================================
TOTAL INVESTMENTS-99.67% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $440,548,061)                558,801,237
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.46%

STIC Liquid Assets Portfolio(b)(c)             13,760,300     13,760,300
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $13,760,300)                                      13,760,300
========================================================================
TOTAL INVESTMENTS-102.13% (Cost $454,308,361)                572,561,537
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.13%)                        (11,928,896)
========================================================================
NET ASSETS-100.00%                                          $560,632,641
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $412,171,027)*                              $  530,424,203
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $42,137,334)                              42,137,334
------------------------------------------------------------
Receivables for:
  Investments sold                                19,168,632
------------------------------------------------------------
  Fund shares sold                                   285,653
------------------------------------------------------------
  Dividends                                          298,613
------------------------------------------------------------
Investment for deferred compensation plan             29,558
------------------------------------------------------------
Other assets                                          21,033
============================================================
    Total assets                                 592,365,026
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           15,932,154
------------------------------------------------------------
  Fund shares reacquired                             960,889
------------------------------------------------------------
  Deferred compensation plan                          29,558
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        13,760,300
------------------------------------------------------------
  Amount due custodian bank                           22,182
------------------------------------------------------------
Accrued distribution fees                            352,160
------------------------------------------------------------
Accrued trustees' fees                                18,790
------------------------------------------------------------
Accrued transfer agent fees                          419,406
------------------------------------------------------------
Accrued operating expenses                           236,946
============================================================
    Total liabilities                             31,732,385
============================================================
Net assets applicable to shares outstanding   $  560,632,641
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,332,848,413
------------------------------------------------------------
Undistributed net investment income (loss)           (47,845)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (890,421,103)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      118,253,176
============================================================
                                              $  560,632,641
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  212,862,734
____________________________________________________________
============================================================
Class B                                       $  251,650,060
____________________________________________________________
============================================================
Class C                                       $   96,119,847
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           27,345,132
____________________________________________________________
============================================================
Class B                                           33,275,069
____________________________________________________________
============================================================
Class C                                           12,711,437
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $         7.78
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.78 divided by
      94.50%)                                 $         8.23
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $         7.56
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $         7.56
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $13,346,326 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $43,299)         $  3,368,071
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       203,943
--------------------------------------------------------------------------
Interest                                                            12,466
--------------------------------------------------------------------------
Securities lending                                                  15,476
==========================================================================
    Total investment income                                      3,599,956
==========================================================================

EXPENSES:

Advisory fees                                                    4,249,017
--------------------------------------------------------------------------
Administrative services fees                                       132,438
--------------------------------------------------------------------------
Custodian fees                                                      77,399
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          660,338
--------------------------------------------------------------------------
  Class B                                                        2,241,790
--------------------------------------------------------------------------
  Class C                                                          870,372
--------------------------------------------------------------------------
Transfer agent fees                                              3,452,061
--------------------------------------------------------------------------
Trustees' fees                                                      17,458
--------------------------------------------------------------------------
Other                                                              432,312
==========================================================================
    Total expenses                                              12,133,185
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (73,913)
==========================================================================
    Net expenses                                                12,059,272
==========================================================================
Net investment income (loss)                                    (8,459,316)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         13,284,983
--------------------------------------------------------------------------
  Foreign currencies                                                  (896)
--------------------------------------------------------------------------
  Option contracts written                                        (384,883)
==========================================================================
                                                                12,899,204
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        124,404,259
--------------------------------------------------------------------------
  Foreign currencies                                                18,842
--------------------------------------------------------------------------
  Option contracts written                                          (8,273)
==========================================================================
                                                               124,414,828
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             137,314,032
==========================================================================
Net increase in net assets resulting from operations          $128,854,716
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (8,459,316)   $ (12,825,259)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   12,899,204     (202,713,132)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts        124,414,828       63,144,429
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                128,854,716     (152,393,962)
===========================================================================================
Share transactions-net:
  Class A                                                      (26,713,489)     (64,886,914)
-------------------------------------------------------------------------------------------
  Class B                                                      (29,364,137)     (75,460,458)
-------------------------------------------------------------------------------------------
  Class C                                                      (14,000,141)     (35,199,684)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (70,077,767)    (175,547,056)
===========================================================================================
    Net increase (decrease) in net assets                       58,776,949     (327,941,018)
===========================================================================================

NET ASSETS:

  Beginning of year                                            501,855,692      829,796,710
===========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(47,845) and $(36,813) for 2003 and 2002,
    respectively)                                             $560,632,641    $ 501,855,692
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded fund and ADR's, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's sub-advisor. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets exceeding $2 billion. Under the terms of a sub-advisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses of Class A, Class B and Class C shares to the extent necessary to limit total annual operating expenses of Class A shares to 2.00%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $3,998. Under a prior agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, AIM reimbursed fees of $58,910 for Class A, Class B and Class C shares based on the relative net assets of those classes.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $132,438 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $1,925,638 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $660,338, $2,241,790 and $870,372, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $76,461 in front-end sales commissions from the sale of Class A shares and $0, $38 and $4,191 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11,005 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $11,005.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $3,042 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $13,346,326 were on loan to brokers. The loans were secured by cash collateral of $13,760,300 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $15,476 for securities lending.
NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
Beginning of year                        275     $    69,460
------------------------------------------------------------
Written                               18,016       2,584,777
------------------------------------------------------------
Closed                               (17,851)     (2,604,959)
------------------------------------------------------------
Expired                                 (440)        (49,278)
============================================================
End of year                               --     $        --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:
------------------------------

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:
-----------------------------

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments        $  115,181,534
------------------------------------------------------------
Temporary book/tax differences                       (47,845)
------------------------------------------------------------
Capital loss carryforward                       (887,349,461)
------------------------------------------------------------
Shares of beneficial interest                  1,332,848,413
============================================================
Total net assets                              $  560,632,641
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the tax deferral for tax purposes on certain straddle transactions.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2007                              $  3,389,675
----------------------------------------------------------
October 31, 2008                               144,576,334
----------------------------------------------------------
October 31, 2009                               541,794,870
----------------------------------------------------------
October 31, 2010                               195,681,695
----------------------------------------------------------
October 31, 2011                                 1,906,887
==========================================================
Total capital loss carryforward               $887,349,461
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $735,016,461 and $824,749,316, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $118,030,322
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (2,848,788)
===========================================================
Net unrealized appreciation of investment
  securities                                   $115,181,534
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $457,380,003.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses on October 31, 2003, undistributed net investment income
(loss) was increased by $8,448,284, undistributed net realized gains increased by $895 and shares of beneficial interest decreased by $8,449,179. This reclassification had no effect on net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                         2003                            2002
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       3,976,331    $ 26,689,358      5,537,858    $  43,117,200
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,032,772      19,799,210      3,503,829       26,984,220
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,236,736       8,126,066      1,824,515       14,029,736
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         268,267       1,801,536        214,960        1,628,659
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (275,388)     (1,801,536)      (217,773)      (1,628,659)
=========================================================================================================================
Reacquired:
  Class A                                                      (8,611,375)    (55,204,383)   (15,019,465)    (109,632,773)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (7,607,073)    (47,361,811)   (14,137,854)    (100,816,019)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,515,974)    (22,126,207)    (6,815,024)     (49,229,420)
=========================================================================================================================
                                                              (11,495,704)   $(70,077,767)   (25,108,954)   $(175,547,056)
_________________________________________________________________________________________________________________________
=========================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                             --------------------------------------------------------------------
                                                                                                                   JUNE 7, 1999
                                                                                                                 (DATE OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                                             ------------------------------------------------      OCTOBER 31,
                                                               2003            2002        2001        2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   6.00        $   7.62    $  15.40    $  12.14        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.09)          (0.12)      (0.12)      (0.11)          (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.87           (1.50)      (7.66)       3.37            2.17
=================================================================================================================================
    Total from investment operations                             1.78           (1.62)      (7.78)       3.26            2.14
=================================================================================================================================
Net asset value, end of period                               $   7.78        $   6.00    $   7.62    $  15.40        $  12.14
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 29.67%         (21.26)%    (50.52)%     26.85%          21.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $212,863        $190,253    $312,377    $666,929        $163,872
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.01%(b)(c)     1.87%       1.64%       1.50%           1.60%(b)(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.29)%(c)      (1.31)%     (1.04)%     (0.93)%         (1.00)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        152%            189%        143%         90%             29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

()(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
()(b)After fee waivers and reimbursements. Ratio of expenses to average net assets prior to the fee waivers for 2003 and 1999 was 2.02% and 1.65% (annualized), respectively.
()(c)Ratios are based on average daily net assets of $188,668,082. ()(d)Annualized.
()(e)Not annualized for periods less than one year.

                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                                                                                   JUNE 7, 1999
                                                                                                                 (DATE OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                  COMMENCED) TO
                                                             ------------------------------------------------      OCTOBER 31,
                                                               2003            2002        2001        2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $   5.87        $   7.50    $  15.26    $  12.11        $  10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.13)          (0.17)      (0.18)      (0.18)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.82           (1.46)      (7.58)       3.33            2.15
=================================================================================================================================
    Total from investment operations                             1.69           (1.63)      (7.76)       3.15            2.11
=================================================================================================================================
Net asset value, end of period                               $   7.56        $   5.87    $   7.50    $  15.26        $  12.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
    Total return(a)                                             28.79%         (21.73)%    (50.85)%     26.01%          21.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $251,650        $223,666    $367,494    $748,480        $177,430
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                          2.66%(b)(c)     2.53%       2.32%       2.17%           2.24%(b)(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.94)%(c)      (1.97)%     (1.72)%     (1.60)%         (1.64)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        152%            189%        143%         90%             29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

()(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
()(b)After fee waivers and reimbursements. Ratio of expenses to average net assets prior to the fee waivers for 2003 and 1999 was 2.67% and 2.29% (annualized), respectively.
()(c)Ratios are based on average daily net assets of $224,179,024. ()(d)Annualized.
()(e)Not annualized for periods less than one year.

                                                                                          CLASS C
                                                           ----------------------------------------------------------------------
                                                                                                                   JUNE 7, 1999
                                                                                                                 (DATE OPERATIONS
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                           ------------------------------------------------        OCTOBER 31,
                                                            2003           2002        2001          2000              1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  5.87        $  7.50    $  15.26      $  12.11          $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.13)         (0.17)      (0.19)        (0.17)           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.82          (1.46)      (7.57)         3.32             2.15
=================================================================================================================================
    Total from investment operations                          1.69          (1.63)      (7.76)         3.15             2.11
=================================================================================================================================
Net asset value, end of period                             $  7.56        $  5.87    $   7.50      $  15.26          $ 12.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                              28.79%        (21.73)%    (50.85)%       26.01%           21.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $96,120        $87,938    $149,925      $309,821          $51,605
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.66%(b)(c)    2.53%       2.32%         2.17%            2.24%(b)(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (1.94)%(c)     (1.97)%     (1.72)%       (1.60)%          (1.64)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     152%           189%        143%           90%              29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

()(a)Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
()(b)After fee waivers and reimbursements. Ratio of expenses to average net assets prior to the fee waivers for 2003 and 1999 was 2.67% and 2.29% (annualized), respectively.
()(c)Ratios are based on average daily net assets of $87,037,243.
()(d)Annualized.
()(e)Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO.

Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Diversified Dividend Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Diversified Dividend Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Diversified Dividend Fund as of October 31, 2003, the results of its operations for the year then ended, and the statements of changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.35%

ADVERTISING-1.44%

Omnicom Group Inc.                                  9,000   $   718,200
=======================================================================

AEROSPACE & DEFENSE-1.31%

United Technologies Corp.                           7,700       652,113
=======================================================================

APPAREL RETAIL-1.28%

Limited Brands                                     36,300       638,880
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.60%

V. F. Corp.                                        18,800       798,060
=======================================================================

APPLICATION SOFTWARE-0.54%

SAP A.G.-ADR (Germany)                              7,300       266,742
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.46%

Federated Investors, Inc.-Class B                   8,300       229,495
=======================================================================

AUTO PARTS & EQUIPMENT-0.65%

Johnson Controls, Inc.                              3,000       322,590
=======================================================================

BREWERS-0.48%

Anheuser-Busch Cos., Inc.                           4,900       241,374
=======================================================================

BUILDING PRODUCTS-1.31%

Masco Corp.                                        23,700       651,750
=======================================================================

COMMUNICATIONS EQUIPMENT-0.60%

Motorola, Inc.                                     22,100       299,013
=======================================================================

COMPUTER HARDWARE-1.80%

Diebold, Inc.                                      11,200       639,072
-----------------------------------------------------------------------
International Business Machines Corp.               2,900       259,492
=======================================================================
                                                                898,564
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.55%

Deere & Co.                                         4,500       272,790
=======================================================================

CONSTRUCTION MATERIALS-1.45%

Lafarge North America Inc.                         10,400       375,440
-----------------------------------------------------------------------
Vulcan Materials Co.                                7,800       345,618
=======================================================================
                                                                721,058
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.87%

Automatic Data Processing, Inc.                    14,700       554,778
-----------------------------------------------------------------------
First Data Corp.                                   10,500       374,850
=======================================================================
                                                                929,628
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

DISTRIBUTORS-0.90%

Genuine Parts Co.                                  14,100   $   448,662
=======================================================================

DIVERSIFIED BANKS-5.20%

Bank of America Corp.                               4,400       333,212
-----------------------------------------------------------------------
Comerica Inc.                                       7,800       401,544
-----------------------------------------------------------------------
FleetBoston Financial Corp.                        17,800       718,942
-----------------------------------------------------------------------
U.S. Bancorp                                       19,100       519,902
-----------------------------------------------------------------------
Wachovia Corp.                                     13,400       614,658
=======================================================================
                                                              2,588,258
=======================================================================

DIVERSIFIED CHEMICALS-1.96%

Dow Chemical Co. (The)                             10,000       376,900
-----------------------------------------------------------------------
PPG Industries, Inc.                               10,400       599,560
=======================================================================
                                                                976,460
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.37%

H&R Block, Inc.                                    12,300       579,207
-----------------------------------------------------------------------
Viad Corp.                                         24,000       599,520
=======================================================================
                                                              1,178,727
=======================================================================

ELECTRIC UTILITIES-4.93%

Entergy Corp.                                       6,800       366,520
-----------------------------------------------------------------------
Exelon Corp.                                        5,500       348,975
-----------------------------------------------------------------------
FirstEnergy Corp.                                  13,000       447,070
-----------------------------------------------------------------------
Pinnacle West Capital Corp.                        10,000       365,600
-----------------------------------------------------------------------
Public Service Enterprise Group Inc.                8,700       355,569
-----------------------------------------------------------------------
Wisconsin Energy Corp.                             17,400       569,850
=======================================================================
                                                              2,453,584
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.00%

Cooper Industries, Ltd.-Class A (Bermuda)           5,700       301,530
-----------------------------------------------------------------------
Emerson Electric Co.                               12,200       692,350
=======================================================================
                                                                993,880
=======================================================================

FOOTWEAR-0.94%

NIKE, Inc.-Class B                                  7,300       466,470
=======================================================================

HEALTH CARE EQUIPMENT-2.08%

Bard (C.R.), Inc.                                   7,500       600,375
-----------------------------------------------------------------------
Becton, Dickinson & Co.                            11,900       435,064
=======================================================================
                                                              1,035,439
=======================================================================

HEALTH CARE SERVICES-0.90%

IMS Health Inc.                                    19,000       447,070
=======================================================================

HOME IMPROVEMENT RETAIL-0.88%

Home Depot, Inc. (The)                             11,800       437,426
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-1.01%

Carnival Corp. (Panama)                            14,400   $   502,704
=======================================================================

HOUSEHOLD APPLIANCES-0.85%

Snap-on Inc.                                       14,400       422,496
=======================================================================

HOUSEHOLD PRODUCTS-1.12%

Kimberly-Clark Corp.                                6,300       332,703
-----------------------------------------------------------------------
Procter & Gamble Co. (The)                          2,300       226,067
=======================================================================
                                                                558,770
=======================================================================

INDUSTRIAL MACHINERY-4.90%

Dover Corp.                                        15,900       620,418
-----------------------------------------------------------------------
Eaton Corp.                                         7,500       751,800
-----------------------------------------------------------------------
Illinois Tool Works Inc.                            6,300       463,365
-----------------------------------------------------------------------
Pentair, Inc.                                      14,800       606,800
=======================================================================
                                                              2,442,383
=======================================================================

INTEGRATED OIL & GAS-6.44%

BP PLC-ADR (United Kingdom)                         6,200       262,756
-----------------------------------------------------------------------
ChevronTexaco Corp.                                 4,000       297,200
-----------------------------------------------------------------------
ConocoPhillips                                     11,200       640,080
-----------------------------------------------------------------------
Eni S.p.A. (Italy)                                 25,500       403,523
-----------------------------------------------------------------------
Exxon Mobil Corp.                                  20,700       757,206
-----------------------------------------------------------------------
Occidental Petroleum Corp.                         16,500       581,790
-----------------------------------------------------------------------
Total S.A. (France)                                 1,700       263,304
=======================================================================
                                                              3,205,859
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.28%

SBC Communications Inc.                            26,500       635,470
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.55%

Lehman Brothers Holdings Inc.                       5,800       417,600
-----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                           4,700       278,240
-----------------------------------------------------------------------
Morgan Stanley                                     10,500       576,135
=======================================================================
                                                              1,271,975
=======================================================================

LIFE & HEALTH INSURANCE-1.03%

Prudential Financial, Inc.                         13,300       513,912
=======================================================================

MULTI-LINE INSURANCE-0.69%

Hartford Financial Services Group, Inc. (The)       6,300       345,870
=======================================================================

OFFICE SERVICES & SUPPLIES-1.40%

Pitney Bowes, Inc.                                 17,000       698,700
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.82%

Citigroup Inc.                                     13,400       635,160
-----------------------------------------------------------------------
Principal Financial Group, Inc.                     8,700       272,745
=======================================================================
                                                                907,905
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------
PACKAGED FOODS & MEATS-3.04%

General Mills, Inc.                                 6,300   $   282,555
-----------------------------------------------------------------------
Kellogg Co.                                        19,100       632,783
-----------------------------------------------------------------------
Sara Lee Corp.                                     30,100       599,893
=======================================================================
                                                              1,515,231
=======================================================================

PAPER PACKAGING-1.23%

Sonoco Products Co.                                28,700       610,449
=======================================================================

PAPER PRODUCTS-0.80%

MeadWestvaco Corp.                                 15,300       396,576
=======================================================================

PERSONAL PRODUCTS-0.91%

Avon Products, Inc.                                 6,700       455,332
=======================================================================

PHARMACEUTICALS-8.75%

Abbott Laboratories                                14,400       613,728
-----------------------------------------------------------------------
Bristol-Myers Squibb Co.                           37,300       946,301
-----------------------------------------------------------------------
Johnson & Johnson                                  12,400       624,092
-----------------------------------------------------------------------
Lilly (Eli) & Co.                                   8,800       586,256
-----------------------------------------------------------------------
Merck & Co. Inc.                                   13,500       597,375
-----------------------------------------------------------------------
Pfizer Inc.                                        23,200       733,120
-----------------------------------------------------------------------
Wyeth                                               5,800       256,012
=======================================================================
                                                              4,356,884
=======================================================================

PROPERTY & CASUALTY INSURANCE-4.11%

ACE Ltd. (Cayman Islands)                          13,300       478,800
-----------------------------------------------------------------------
Chubb Corp. (The)                                   5,700       380,817
-----------------------------------------------------------------------
MBIA Inc.                                           7,200       429,192
-----------------------------------------------------------------------
SAFECO Corp.                                       13,500       495,450
-----------------------------------------------------------------------
St. Paul Cos., Inc. (The)                           6,900       263,097
=======================================================================
                                                              2,047,356
=======================================================================

PUBLISHING-1.14%

McGraw-Hill Cos., Inc. (The)                        8,500       569,075
=======================================================================

REAL ESTATE-0.75%

Developers Diversified Realty Corp.                13,000       375,700
=======================================================================

REGIONAL BANKS-1.64%

Cullen/Frost Bankers, Inc.                         12,900       500,004
-----------------------------------------------------------------------
KeyCorp                                            11,300       319,225
=======================================================================
                                                                819,229
=======================================================================

RESTAURANTS-1.31%

Outback Steakhouse, Inc.                           15,500       651,000
=======================================================================

SEMICONDUCTORS-1.09%

Intel Corp.                                        16,400       542,020
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
-----------------------------------------------------------------------

SOFT DRINKS-1.72%

Coca-Cola Co. (The)                                 5,900   $   273,760
-----------------------------------------------------------------------
PepsiCo, Inc.                                      12,200       583,404
=======================================================================
                                                                857,164
=======================================================================

SYSTEMS SOFTWARE-1.25%

Microsoft Corp.                                    23,800       622,370
=======================================================================

THRIFTS & MORTGAGE FINANCE-2.49%

Fannie Mae                                         11,100       795,759
-----------------------------------------------------------------------
MGIC Investment Corp.                               8,700       446,397
=======================================================================
                                                              1,242,156
=======================================================================

TOBACCO-1.53%

Altria Group, Inc.                                 16,400       762,600
=======================================================================
  Total Common Stocks & Other Equity
    Interests (Cost $41,095,808)                             45,995,419
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT

BONDS & NOTES-2.00%

AEROSPACE & DEFENSE-0.17%

Lockheed Martin Corp.-Series A, Medium Term
  Notes, 8.66%, 11/30/06                       $   75,000        86,305
=======================================================================

BROADCASTING & CABLE TV-0.22%

TCI Communications, Inc., Medium Term Notes,
  8.35%, 02/15/05                                 100,000       107,152
=======================================================================

CONSUMER FINANCE-0.22%

Household Finance Corp., Sr. Unsec. Global
  Notes, 8.00%, 05/09/05                          100,000       109,067
=======================================================================

ELECTRIC UTILITIES-0.35%

Kansas City Power & Light Co., Sr. Unsec.
  Notes, 7.13%, 12/15/05                          160,000       175,547
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-0.33%

Deutsche Telekom International Finance B.V.
  (Netherlands), Unsec. Gtd. Unsub. Global
  Bonds,
  8.25%, 06/15/05                              $   50,000   $    54,676
-----------------------------------------------------------------------
SBC Communications Capital Corp.-Series D,
  Medium Term Notes, 7.11%, 08/14/06              100,000       111,751
=======================================================================
                                                                166,427
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.23%

Bear Stearns Cos. Inc. (The), Sr. Unsec.
  Notes, 7.00%, 03/01/07                          100,000       111,848
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.28%

Anadarko Petroleum Corp. (Canada), Unsec.
  Yankee Deb., 7.38%, 05/15/06                    125,000       139,348
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.20%

General Electric Capital Corp.-Series A,
  Medium Term Global Notes, 2.85%, 01/30/06       100,000       101,057
=======================================================================
    Total Bonds & Notes (Cost $990,190)                         996,751
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-6.49%

STIC Liquid Assets Portfolio(a)                 1,615,482     1,615,482
-----------------------------------------------------------------------
STIC Prime Portfolio(a)                         1,615,482     1,615,482
=======================================================================
    Total Money Market Funds (Cost
      $3,230,964)                                             3,230,964
=======================================================================
TOTAL INVESTMENTS-100.84% (Cost $45,316,962)                 50,223,134
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.84%)                          (418,309)
=======================================================================
NET ASSETS-100.00%                                          $49,804,825
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Deb.    - Debentures
Gtd.    - Guaranteed
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $42,085,998)                                  $46,992,170
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $3,230,964)                               3,230,964
-----------------------------------------------------------
Receivables for:
  Investments sold                                   32,920
-----------------------------------------------------------
  Fund shares sold                                  403,841
-----------------------------------------------------------
  Dividends and interest                             82,361
-----------------------------------------------------------
  Amount due from advisor                            25,338
-----------------------------------------------------------
Investment for deferred compensation plan             5,385
-----------------------------------------------------------
Other assets                                         27,154
===========================================================
     Total assets                                50,800,133
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                             869,331
-----------------------------------------------------------
  Fund shares reacquired                             36,189
-----------------------------------------------------------
  Deferred compensation plan                          5,385
-----------------------------------------------------------
Accrued distribution fees                            28,296
-----------------------------------------------------------
Accrued trustees' fees                                  591
-----------------------------------------------------------
Accrued transfer agent fees                          14,335
-----------------------------------------------------------
Accrued operating expenses                           41,181
===========================================================
     Total liabilities                              995,308
===========================================================
Net assets applicable to shares outstanding     $49,804,825
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $45,572,412
-----------------------------------------------------------
Undistributed net investment income (loss)           (3,386)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                             (670,387)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies               4,906,186
===========================================================
                                                $49,804,825
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $22,374,504
___________________________________________________________
===========================================================
Class B                                         $21,582,034
___________________________________________________________
===========================================================
Class C                                         $ 5,848,287
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           2,180,187
___________________________________________________________
===========================================================
Class B                                           2,121,810
___________________________________________________________
===========================================================
Class C                                             575,748
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.26
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.26 divided by
       94.50%)                                  $     10.86
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.17
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.16
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $3,963)          $  571,931
------------------------------------------------------------------------
Dividends from affiliated money market funds                      30,052
------------------------------------------------------------------------
Interest                                                          20,050
========================================================================
    Total investment income                                      622,033
========================================================================

EXPENSES:

Advisory fees                                                    215,768
------------------------------------------------------------------------
Administrative services fees                                      50,000
------------------------------------------------------------------------
Custodian fees                                                    20,888
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         45,341
------------------------------------------------------------------------
  Class B                                                        128,716
------------------------------------------------------------------------
  Class C                                                         29,430
------------------------------------------------------------------------
Transfer agent fees                                               98,940
------------------------------------------------------------------------
Trustees' fees                                                     8,802
------------------------------------------------------------------------
Registration and filing fees                                      46,087
------------------------------------------------------------------------
Other                                                             68,290
========================================================================
    Total expenses                                               712,262
========================================================================
Less: Fees waived and expense offset arrangements               (175,536)
========================================================================
    Net expenses                                                 536,726
========================================================================
Net investment income                                             85,307
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         (471,997)
------------------------------------------------------------------------
  Foreign currencies                                                 694
------------------------------------------------------------------------
  Option contracts written                                         7,791
========================================================================
                                                                (463,512)
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        6,127,064
------------------------------------------------------------------------
  Foreign currencies                                                  14
========================================================================
                                                               6,127,078
========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             5,663,566
========================================================================
Net increase in net assets resulting from operations          $5,748,873
________________________________________________________________________
========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the year ended October 31, 2003 and the period December 31, 2001 (date operations commenced) through October 31, 2002

                                                                 2003           2002
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    85,307    $   (40,975)
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (463,512)      (206,181)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies               6,127,078     (1,220,892)
========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 5,748,873     (1,468,048)
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (67,755)            --
----------------------------------------------------------------------------------------
  Class B                                                         (14,134)            --
----------------------------------------------------------------------------------------
  Class C                                                          (3,436)            --
========================================================================================
  Decrease in net assets resulting from distributions             (85,325)            --
========================================================================================
Share transactions-net:
  Class A                                                      11,899,583      8,520,795
----------------------------------------------------------------------------------------
  Class B                                                      12,028,596      7,728,359
----------------------------------------------------------------------------------------
  Class C                                                       4,163,744      1,268,248
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              28,091,923     17,517,402
========================================================================================
    Net increase in net assets                                 33,755,471     16,049,354
========================================================================================

NET ASSETS:

  Beginning of year                                            16,049,354             --
========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(3,386) and $(2,049) for 2003 and 2002,
    respectively)                                             $49,804,825    $16,049,354
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Diversified Dividend Fund (the "Fund"), formerly AIM Large Cap Core Equity Fund, (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $2 billion. AIM has contractually agreed to waive fees and/or reimburse expenses for Class A, Class B and Class C shares to the extent necessary to limit the total fund operating expenses of Class A to 1.50%. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total fund operating expenses to 1.00%, 1.65% and 1.65%, respectively. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $175,090.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $55,029 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A,

Class B and Class C shares paid $45,341, $128,716 and $29,430, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $36,213 in front-end sales commissions from the sale of Class A shares and $1, $0 and $592 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $436 and reductions in custodian fees of $10 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $446.


NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,202 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--OPTION CONTRACTS WRITTEN

              TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------
                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
----------------------------------------------------------
Beginning of year                        --       $     --
----------------------------------------------------------
Written                                 152         16,170
----------------------------------------------------------
Closed                                 (122)       (11,235)
----------------------------------------------------------
Exercised                               (30)        (4,935)
==========================================================
End of year                              --       $     --
__________________________________________________________
==========================================================

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended October 31, 2003 and the period December 31, 2002 (date operations commenced) through October 31, 2002 was as follows:

                                           2003       2002
------------------------------------------------------------
Distributions paid from ordinary income   $85,325    $    --
____________________________________________________________
============================================================

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                   $     2,512
-----------------------------------------------------------
Unrealized appreciation -- investments            4,647,216
-----------------------------------------------------------
Temporary book/tax differences                       (5,898)
-----------------------------------------------------------
Capital loss carryforward                          (411,417)
-----------------------------------------------------------
Shares of beneficial interest                    45,572,412
===========================================================
Total net assets                                $49,804,825
___________________________________________________________
===========================================================

    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $14.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2010                                $154,832
----------------------------------------------------------
October 31, 2011                                 256,585
==========================================================
Total capital loss carryforward                 $411,417
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $47,211,158 and $19,032,484, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of investment
  securities                                     $4,991,861
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (344,659)
===========================================================
Net unrealized appreciation of investment
  securities                                     $4,647,202
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $45,575,932.


NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance costs and foreign currencies transactions on October 31, 2003, undistributed net investment income (loss) was decreased by $1,319 undistributed net realized gains (losses) decreased by $694 and shares of beneficial interest increased by $2,013. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                                             DECEMBER 31, 2001
                                                                                              (DATE OPERATIONS
                                                                     YEAR ENDED                COMMENCED) TO
                                                                    OCTOBER 31,                 OCTOBER 31,
                                                                        2003                        2002
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,036,155    $18,695,942    1,167,599    $10,833,949
------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,811,612     16,607,284      976,016      9,080,411
------------------------------------------------------------------------------------------------------------------
  Class C                                                       599,285      5,518,092      158,298      1,525,564
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         6,293         61,880           --             --
------------------------------------------------------------------------------------------------------------------
  Class B                                                         1,275         12,449           --             --
------------------------------------------------------------------------------------------------------------------
  Class C                                                           324          3,166           --             --
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        71,889        675,552        2,855         25,596
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (72,485)      (675,552)      (2,981)       (25,596)
==================================================================================================================
Reacquired:
  Class A                                                      (834,757)    (7,533,791)    (269,847)    (2,338,750)
------------------------------------------------------------------------------------------------------------------
  Class B                                                      (439,212)    (3,915,585)    (152,415)    (1,326,456)
------------------------------------------------------------------------------------------------------------------
  Class C                                                      (152,851)    (1,357,514)     (29,308)      (257,316)
==================================================================================================================
                                                              3,027,528    $28,091,923    1,850,217    $17,517,402
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                            CLASS A
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  8.70              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.06(a)             (0.03)(a)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    1.54                (1.27)
=================================================================================================
    Total from investment operations                               1.60                (1.30)
=================================================================================================
Less dividends from net investment income                         (0.04)                  --
=================================================================================================
Net asset value, end of period                                  $ 10.26              $  8.70
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   18.39%              (13.00)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $22,375              $ 7,834
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.51%(c)             1.75%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.12%(c)             4.26%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets        0.65%(c)            (0.34)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                           72%                  42%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,954,421.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            CLASS B
                                                                --------------------------------
                                                                               DECEMBER 31, 2001
                                                                               (DATE OPERATIONS
                                                                YEAR ENDED       COMMENCED) TO
                                                                OCTOBER 31,       OCTOBER 31,
                                                                   2003              2002
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.65           $ 10.00
------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       0.00(a)          (0.08)(a)
------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      1.53             (1.27)
================================================================================================
    Total from investment operations                                 1.53             (1.35)
================================================================================================
Less dividends from net investment income                           (0.01)               --
================================================================================================
Net asset value, end of period                                    $ 10.17           $  8.65
________________________________________________________________________________________________
================================================================================================
Total return(b)                                                     17.67%           (13.50)%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $21,582           $ 7,100
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                   2.16%(c)          2.40%(d)
------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.77%(c)          4.91%(d)
================================================================================================
Ratio of net investment income (loss) to average net assets          0.00%(c)         (0.99)%(d)
________________________________________________________________________________________________
================================================================================================
Portfolio turnover rate(e)                                             72%               42%
________________________________________________________________________________________________
================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $12,871,589.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                            CLASS C
                                                              -----------------------------------
                                                                                DECEMBER 31, 2001
                                                                                (DATE OPERATIONS
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 8.65               $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.00(a)              (0.08)(a)
-------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.52                 (1.27)
=================================================================================================
    Total from investment operations                              1.52                 (1.35)
=================================================================================================
Less dividends from net investment income                        (0.01)                   --
=================================================================================================
Net asset value, end of period                                  $10.16               $  8.65
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                  17.55%               (13.50)%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $5,848               $ 1,116
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.16%(c)              2.40%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.77%(c)              4.91%(d)
=================================================================================================
Ratio of net investment income (loss) to average net assets       0.00%(c)             (0.99)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(e)                                          72%                   42%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $2,943,032.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Emerging Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Emerging Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Emerging Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-91.12%

ADVERTISING-2.55%

Lamar Advertising Co.(a)                         100,000   $  3,030,000
-----------------------------------------------------------------------
Omnicom Group Inc.                                10,000        798,000
=======================================================================
                                                              3,828,000
=======================================================================

AEROSPACE & DEFENSE-0.47%

L-3 Communications Holdings, Inc.(a)              15,000        701,100
=======================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.28%

V. F. Corp.                                       10,000        424,500
=======================================================================

APPLICATION SOFTWARE-1.63%

Citrix Systems, Inc.(a)                           40,000      1,011,200
-----------------------------------------------------------------------
Magma Design Automation, Inc.(a)                  20,000        484,600
-----------------------------------------------------------------------
Synopsys, Inc.(a)                                 30,000        951,600
=======================================================================
                                                              2,447,400
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.65%

Investors Financial Services Corp.                40,000      1,413,200
-----------------------------------------------------------------------
Janus Capital Group Inc.                          75,000      1,060,500
=======================================================================
                                                              2,473,700
=======================================================================

BIOTECHNOLOGY-2.97%

Amgen Inc.(a)                                     12,000        741,120
-----------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. (Canada)(a)       20,000        914,600
-----------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          15,000        818,700
-----------------------------------------------------------------------
ICOS Corp.(a)                                      9,000        420,480
-----------------------------------------------------------------------
Myogen, Inc.(a)                                   42,700        683,200
-----------------------------------------------------------------------
Serologicals Corp.(a)                             55,000        880,000
=======================================================================
                                                              4,458,100
=======================================================================

BROADCASTING & CABLE TV-4.79%

Clear Channel Communications, Inc.                45,000      1,836,900
-----------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                        25,000        553,000
-----------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)       95,000        909,150
-----------------------------------------------------------------------
Radio One, Inc.-Class D(a)                        30,000        477,000
-----------------------------------------------------------------------
TiVo Inc.(a)                                      75,000        601,500
-----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          30,000      1,018,500
-----------------------------------------------------------------------
Westwood One, Inc.(a)                             60,000      1,795,800
=======================================================================
                                                              7,191,850
=======================================================================

COMMUNICATIONS EQUIPMENT-3.97%

Enterasys Networks, Inc.(a)                      125,000        487,500
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

McDATA Corp.-Class A(a)                           50,000   $    516,500
-----------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          125,000      2,123,750
-----------------------------------------------------------------------
UTStarcom, Inc.(a)                                90,000      2,835,000
=======================================================================
                                                              5,962,750
=======================================================================

COMPUTER STORAGE & PERIPHERALS-1.70%

Applied Films Corp.(a)                            30,000        940,500
-----------------------------------------------------------------------
Dot Hill Systems Corp.(a)                         35,000        469,350
-----------------------------------------------------------------------
Seagate Technology (Cayman Islands)               50,000      1,149,000
=======================================================================
                                                              2,558,850
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.80%

AGCO Corp.(a)                                    150,000      2,700,000
=======================================================================

CONSUMER FINANCE-1.74%

First Marblehead Corp. (The)(a)                   40,000        886,000
-----------------------------------------------------------------------
MBNA Corp.                                        70,000      1,732,500
=======================================================================
                                                              2,618,500
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.60%

DST Systems, Inc.(a)                              40,000      1,512,800
-----------------------------------------------------------------------
First Data Corp.                                  40,000      1,428,000
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                   70,000      2,472,400
=======================================================================
                                                              5,413,200
=======================================================================

DEPARTMENT STORES-0.93%

Kohl's Corp.(a)                                   25,000      1,401,750
=======================================================================

DIVERSIFIED CHEMICALS-0.64%

Olin Corp.                                        55,000        957,550
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.44%

ARAMARK Corp.-Class B(a)                          25,000        668,000
-----------------------------------------------------------------------
ChoicePoint Inc.(a)                               20,000        700,800
-----------------------------------------------------------------------
Exult Inc.(a)                                    100,000        793,000
=======================================================================
                                                              2,161,800
=======================================================================

DRUG RETAIL-0.46%

Walgreen Co.                                      20,000        696,400
=======================================================================

ENVIRONMENTAL SERVICES-0.81%

Waste Connections, Inc.(a)                        35,000      1,213,800
=======================================================================

HEALTH CARE DISTRIBUTORS-0.68%

AmerisourceBergen Corp.                           10,000        567,700
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS-(CONTINUED)

McKesson Corp.                                    15,000   $    454,050
=======================================================================
                                                              1,021,750
=======================================================================

HEALTH CARE EQUIPMENT-0.55%

STERIS Corp.(a)                                   40,000        832,800
=======================================================================

HEALTH CARE FACILITIES-0.26%

Triad Hospitals, Inc.(a)                          12,500        384,125
=======================================================================

HEALTH CARE SERVICES-2.22%

Caremark Rx, Inc.(a)                             100,000      2,505,000
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          15,000        823,800
=======================================================================
                                                              3,328,800
=======================================================================

HEALTH CARE SUPPLIES-0.60%

Regeneration Technologies, Inc.(a)                75,000        900,000
=======================================================================

HOTELS, RESORTS & CRUISE LINES-0.50%

Intrawest Corp. (Canada)                          45,000        756,450
=======================================================================

HOUSEHOLD APPLIANCES-0.69%

Black & Decker Corp. (The)                        10,000        478,100
-----------------------------------------------------------------------
Maytag Corp.                                      22,000        558,800
=======================================================================
                                                              1,036,900
=======================================================================

HOUSEHOLD PRODUCTS-1.06%

Colgate-Palmolive Co.                             20,000      1,063,800
-----------------------------------------------------------------------
Kimberly-Clark Corp.                              10,000        528,100
=======================================================================
                                                              1,591,900
=======================================================================

HOUSEWARES & SPECIALTIES-1.14%

Newell Rubbermaid Inc.(a)                         75,000      1,710,000
=======================================================================

INDUSTRIAL GASES-0.45%

Airgas, Inc.                                      35,000        670,250
=======================================================================

INDUSTRIAL MACHINERY-0.96%

SPX Corp.(a)                                      30,000      1,443,600
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.75%

Telefonos de Mexico S.A. de C.V.-Series L-ADR
  (Mexico)                                        40,000      1,286,000
-----------------------------------------------------------------------
Verizon Communications Inc.                       40,000      1,344,000
=======================================================================
                                                              2,630,000
=======================================================================

INTERNET RETAIL-1.22%

InterActiveCorp.(a)                               50,000      1,835,500
=======================================================================

INVESTMENT BANKING & BROKERAGE-2.05%

Bear Stearns Cos. Inc. (The)                      10,000        762,500
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                     20,000      1,440,000
-----------------------------------------------------------------------

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

SoundView Technology Group, Inc.(a)               75,000   $    877,500
=======================================================================
                                                              3,080,000
=======================================================================

LEISURE PRODUCTS-0.77%

Mattel, Inc.                                      60,000      1,161,600
=======================================================================

MANAGED HEALTH CARE-1.14%

Anthem, Inc.(a)                                   25,000      1,710,750
=======================================================================

METAL & GLASS CONTAINERS-0.81%

Anchor Glass Container Corp.(a)                   75,000      1,211,250
=======================================================================

MOVIES & ENTERTAINMENT-2.22%

Pixar, Inc.(a)                                     9,000        619,290
-----------------------------------------------------------------------
Regal Entertainment Group-Class A                 35,000        717,500
-----------------------------------------------------------------------
Viacom Inc.-Class B                               50,000      1,993,500
=======================================================================
                                                              3,330,290
=======================================================================

MULTI-LINE INSURANCE-1.04%

American Financial Group, Inc.                    70,000      1,558,900
=======================================================================

OFFICE SERVICES & SUPPLIES-0.87%

Avery Dennison Corp.                              13,000        683,540
-----------------------------------------------------------------------
IKON Office Solutions, Inc.(a)                    75,000        630,000
=======================================================================
                                                              1,313,540
=======================================================================

OIL & GAS DRILLING-4.57%

Diamond Offshore Drilling, Inc.                   45,000        830,250
-----------------------------------------------------------------------
ENSCO International Inc.                          65,000      1,712,750
-----------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              50,000      1,890,000
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     85,000      2,430,150
=======================================================================
                                                              6,863,150
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.99%

BJ Services Co.(a)                                15,000        492,150
-----------------------------------------------------------------------
Cooper Cameron Corp.(a)                           40,000      1,712,800
-----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      60,000        523,800
-----------------------------------------------------------------------
Varco International, Inc.(a)                     100,000      1,759,000
=======================================================================
                                                              4,487,750
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.13%

Devon Energy Corp.                                35,000      1,697,500
=======================================================================

PACKAGED FOODS & MEATS-3.11%

General Mills, Inc.                               25,000      1,121,250
-----------------------------------------------------------------------
Hormel Foods Corp.                                30,000        740,700
-----------------------------------------------------------------------
Kraft Foods Inc.-Class A                          25,000        727,500
-----------------------------------------------------------------------
Smithfield Foods, Inc.(a)                         50,000      1,063,000
-----------------------------------------------------------------------

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

Unilever PLC-ADR (United Kingdom)                 30,000   $  1,026,000
=======================================================================
                                                              4,678,450
=======================================================================

PAPER PACKAGING-1.48%

Bemis Co., Inc.                                   25,000      1,156,000
-----------------------------------------------------------------------
Sonoco Products Co.                               50,000      1,063,500
=======================================================================
                                                              2,219,500
=======================================================================

PAPER PRODUCTS-0.78%

MeadWestvaco Corp.                                45,000      1,166,400
=======================================================================

PHARMACEUTICALS-4.35%

Abbott Laboratories                               30,000      1,278,600
-----------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      30,000      1,500,300
-----------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                      16,000        635,360
-----------------------------------------------------------------------
Medicines Co. (The)(a)                            18,000        479,700
-----------------------------------------------------------------------
MGI Pharma, Inc.(a)                               20,000        751,200
-----------------------------------------------------------------------
Pfizer Inc.                                       60,000      1,896,000
=======================================================================
                                                              6,541,160
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.66%

Navigators Group, Inc. (The)(a)                   31,500        999,180
=======================================================================

PUBLISHING-0.84%

Gannett Co., Inc.                                 15,000      1,261,650
=======================================================================

RAILROADS-1.14%

Norfolk Southern Corp.                            85,000      1,712,750
=======================================================================

REGIONAL BANKS-0.27%

Texas Capital Bancshares, Inc.(a)                 30,000        408,000
=======================================================================

REINSURANCE-1.45%

Everest Re Group, Ltd. (Bermuda)                  10,000        829,500
-----------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                          25,000      1,356,750
=======================================================================
                                                              2,186,250
=======================================================================

RESTAURANTS-1.85%

Brinker International, Inc.(a)                    50,000      1,591,500
-----------------------------------------------------------------------
Darden Restaurants, Inc.                          35,000        733,250
-----------------------------------------------------------------------
Dave & Buster's, Inc.(a)                          35,000        460,250
=======================================================================
                                                              2,785,000
=======================================================================

SEMICONDUCTOR EQUIPMENT-2.95%

ATMI, Inc.(a)                                     55,000      1,264,450
-----------------------------------------------------------------------
Cabot Microelectronics Corp.(a)                   20,000      1,140,000
-----------------------------------------------------------------------
Entegris Inc.(a)                                  85,000      1,118,600
-----------------------------------------------------------------------
KLA-Tencor Corp.(a)                               16,000        917,280
=======================================================================
                                                              4,440,330
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE

SEMICONDUCTORS-2.24%

AMIS Holdings, Inc.(a)                           125,000   $  2,518,750
-----------------------------------------------------------------------
Integrated Silicon Solution, Inc.(a)              30,000        423,600
-----------------------------------------------------------------------
Skyworks Solutions, Inc.(a)                       50,000        429,000
=======================================================================
                                                              3,371,350
=======================================================================

SOFT DRINKS-1.01%

Coca-Cola Enterprises Inc.                        75,000      1,512,000
=======================================================================

SPECIALTY CHEMICALS-0.44%

International Flavors & Fragrances Inc.           20,000        662,000
=======================================================================

SPECIALTY STORES-1.64%

Barnes & Noble, Inc.(a)                           25,000        745,000
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                  40,000        608,000
-----------------------------------------------------------------------
Weight Watchers International, Inc.(a)            30,000      1,107,000
=======================================================================
                                                              2,460,000
=======================================================================

STEEL-0.63%

Worthington Industries, Inc.                      65,000        947,700
=======================================================================

SYSTEMS SOFTWARE-2.24%

Microsoft Corp.                                   60,000      1,569,000
-----------------------------------------------------------------------
Oracle Corp.(a)                                  150,000      1,794,000
=======================================================================
                                                              3,363,000
=======================================================================

THRIFTS & MORTGAGE FINANCE-0.64%

PMI Group, Inc. (The)                             25,000        955,750
=======================================================================

TRUCKING-1.34%

Overnite Corp.(a)                                 40,000        886,400
-----------------------------------------------------------------------
P.A.M. Transportation Services, Inc.(a)           60,000      1,134,000
=======================================================================
                                                              2,020,400
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.96%

America Movil S.A. de C.V.-Series L ADR
  (Mexico)                                        35,000        833,000
-----------------------------------------------------------------------
NII Holdings Inc.-Class B(a)                       8,000        616,720
=======================================================================
                                                              1,449,720
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $128,969,032)                         136,906,645
=======================================================================

MONEY MARKET FUNDS-6.74%

STIC Liquid Assets Portfolio(b)                5,063,454      5,063,454
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        5,063,454      5,063,454
=======================================================================
    Total Money Market Funds (Cost
      $10,126,908)                                           10,126,908
=======================================================================
TOTAL INVESTMENTS-97.86% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $139,095,940)               147,033,553
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES
LOANED

MONEY MARKET FUNDS-4.90%

STIC Liquid Assets Portfolio(b)(c)             7,368,309   $  7,368,309
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $7,368,309)                                       7,368,309
=======================================================================
TOTAL INVESTMENTS-102.76% (Cost $146,464,249)               154,401,862
=======================================================================
OTHER ASSETS LESS LIABILITIES-(2.76%)                        (4,151,359)
=======================================================================
NET ASSETS-100.00%                                         $150,250,503
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $128,969,032)*                               $136,906,645
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $17,495,217)                             17,495,217
-----------------------------------------------------------
Receivables for:
  Investments sold                               15,093,298
-----------------------------------------------------------
  Fund shares sold                                  181,845
-----------------------------------------------------------
  Dividends                                          59,188
-----------------------------------------------------------
Investment for deferred compensation plan            16,463
-----------------------------------------------------------
Other assets                                         15,810
===========================================================
  Total assets                                  169,768,466
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          11,663,123
-----------------------------------------------------------
  Fund shares reacquired                            173,022
-----------------------------------------------------------
  Deferred compensation plan                         16,463
-----------------------------------------------------------
  Collateral upon return of securities loaned     7,368,309
-----------------------------------------------------------
Accrued distribution fees                            85,663
-----------------------------------------------------------
Accrued trustees' fees                                3,500
-----------------------------------------------------------
Accrued transfer agent fees                         116,547
-----------------------------------------------------------
Accrued operating expenses                           91,336
===========================================================
    Total liabilities                            19,517,963
===========================================================
Net assets applicable to shares outstanding    $150,250,503
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $289,815,552
-----------------------------------------------------------
Undistributed net investment income (loss)          (20,376)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and option contracts   (147,482,286)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      7,937,613
===========================================================
                                               $150,250,503
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 81,427,790
___________________________________________________________
===========================================================
Class B                                        $ 48,830,272
___________________________________________________________
===========================================================
Class C                                        $ 19,992,441
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,334,888
___________________________________________________________
===========================================================
Class B                                           8,181,661
___________________________________________________________
===========================================================
Class C                                           3,351,466
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.11
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $6.11 divided by
      94.50%)                                  $       6.47
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       5.97
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       5.97
___________________________________________________________
===========================================================

* At October 31, 2003, securities with an aggregate market value of $7,182,622 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,381)          $   576,707
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      133,492
-------------------------------------------------------------------------
Securities lending                                                 23,891
=========================================================================
    Total investment income                                       734,090
=========================================================================

EXPENSES:

Advisory fees                                                   1,059,148
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     67,088
-------------------------------------------------------------------------
Distribution fees
  Class A                                                         227,193
-------------------------------------------------------------------------
  Class B                                                         416,099
-------------------------------------------------------------------------
  Class C                                                         180,834
-------------------------------------------------------------------------
Transfer agent fees                                               803,786
-------------------------------------------------------------------------
Trustees' fees                                                     11,018
-------------------------------------------------------------------------
Other                                                             157,648
=========================================================================
    Total expenses                                              2,972,814
=========================================================================
Less: Fees waived and expense offset arrangements                  (4,923)
-------------------------------------------------------------------------
    Net expenses                                                2,967,891
=========================================================================
Net investment income (loss)                                   (2,233,801)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES AND
  OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                        28,425,892
-------------------------------------------------------------------------
  Option contracts written                                        399,032
=========================================================================
                                                               28,824,924
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   21,408,256
=========================================================================
Net gain from investment securities and option contracts       50,233,180
=========================================================================
Net increase in net assets resulting from operations          $47,999,379
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,233,801)   $ (2,977,371)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     28,824,924     (43,488,298)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  21,408,256       7,080,269
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 47,999,379     (39,385,400)
==========================================================================================
Share transactions-net:
  Class A                                                        4,435,295     (10,076,931)
------------------------------------------------------------------------------------------
  Class B                                                       (3,079,891)     (8,139,807)
------------------------------------------------------------------------------------------
  Class C                                                       (4,179,924)     (2,937,370)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (2,824,520)    (21,154,108)
==========================================================================================
    Net increase (decrease) in net assets                       45,174,859     (60,539,508)
==========================================================================================

NET ASSETS:

  Beginning of year                                            105,075,644     165,615,152
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(20,376) and $(14,890) for 2003 and 2002,
    respectively.)                                            $150,250,503    $105,075,644
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Emerging Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $1 billion of the Fund's average daily net assets plus 0.80% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expenses due to offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A shares to 2.00%. Voluntary fee waivers and/ or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $2,037.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Service, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $442,346 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $227,193, $416,099 and $180,834, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $30,155 in front-end sales commissions for the sale of Class A shares and $15,298, 158 and $2,859 from Class A, Class B and Class C shares, respectively, from CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $2,600 and reductions in custodian fees of $286 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,886.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,283 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $7,182,622 were on loan to brokers. The loans were secured by cash collateral of $7,368,309 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $23,891 for securities lending.

NOTE 7--CALL OPTION CONTRACTS

                                                         CALL OPTION CONTRACTS
                                                         ----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of year                                             --      $      --
-------------------------------------------------------------------------------
Written                                                    9,450        685,246
-------------------------------------------------------------------------------
Closed                                                    (6,950)      (502,703)
-------------------------------------------------------------------------------
Exercised                                                 (1,073)       (84,720)
-------------------------------------------------------------------------------
Expired                                                   (1,427)       (97,823)
===============================================================================
End of year                                                   --      $      --
_______________________________________________________________________________
===============================================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments                                       $   7,428,287
------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (20,376)
------------------------------------------------------------------------------------------
Capital loss carryforward                                                     (146,972,960)
------------------------------------------------------------------------------------------
Shares of beneficial interest                                                  289,815,552
==========================================================================================
Total net assets                                                             $ 150,250,503
__________________________________________________________________________________________
==========================================================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2009                                                    $101,674,105
--------------------------------------------------------------------------------
October 31, 2010                                                      45,298,855
================================================================================
Total capital loss carryforward                                     $146,972,960
________________________________________________________________________________
================================================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $466,748,659 and $471,513,419, respectively.

                   UNREALIZED APPRECIATION (DEPRECIATION) OF
                     INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 9,060,561
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,632,274)
===============================================================================
Net unrealized appreciation of investment securities                $ 7,428,287
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $146,973,575.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, on October 31, 2003, undistributed net investment income was increased by $2,228,315, undistributed net realized gains (losses) remained unchanged and shares of beneficial interest decreased by $2,228,315. This reclassification had no effect on net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                                                         2003                           2002
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      14,150,001    $ 71,539,332      8,175,825    $ 45,450,141
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,662,059      13,233,376      1,711,610       9,848,093
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,160,403       5,839,097      1,313,206       7,417,468
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         165,304         856,537             --              --
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (168,817)       (856,537)            --              --
========================================================================================================================
Reacquired:
  Class A                                                     (13,569,593)    (67,960,574)   (10,450,880)    (55,527,072)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,214,850)    (15,456,730)    (3,545,284)    (17,987,900)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,057,518)    (10,019,021)    (1,969,513)    (10,354,838)
========================================================================================================================
                                                                 (873,011)   $ (2,824,520)    (4,765,036)   $(21,154,108)
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                              ----------------------------------------------------------
                                                                                                        MARCH 31,2000
                                                                                                        (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                               2003          2002          2001             2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.12       $  5.46       $ 10.50           $  10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.07)(a)     (0.08)(a)     (0.10)             (0.04)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.06         (1.26)        (4.51)              0.54
========================================================================================================================
    Total from investment operations                             1.99         (1.34)        (4.61)              0.50
========================================================================================================================
Less distributions from net realized gains                         --            --         (0.43)                --
========================================================================================================================
Net asset value, end of period                                $  6.11       $  4.12       $  5.46           $  10.50
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 48.30%       (24.54)%      (45.37)%             5.00%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,428       $51,822       $81,114           $147,101
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.07%(c)      1.89%         1.71%(d)           1.68%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.48)%(c)    (1.54)%       (1.32)%            (1.04)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                        414%          407%          242%               111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $64,912,379.
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 1.83%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                       CLASS B
                                                              ----------------------------------------------------------
                                                                                                        MARCH 31,2000
                                                                                                        (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                               2003          2002          2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.05       $  5.40       $ 10.47           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.02         (1.23)        (4.50)             0.54
========================================================================================================================
    Total from investment operations                             1.92         (1.35)        (4.64)             0.47
========================================================================================================================
Less distributions from net realized gains                         --            --         (0.43)               --
________________________________________________________________________________________________________________________
========================================================================================================================
Net asset value, end of period                                $  5.97       $  4.05       $  5.40           $ 10.47
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 47.41%       (25.00)%      (45.81)%            4.70%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $48,830       $36,060       $58,019           $94,740
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.72%(c)      2.55%         2.36%(d)          2.37%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.13)%(c)    (2.19)%       (1.98)%           (1.73)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                        414%          407%          242%              111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $41,609,853
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                        MARCH 31,2000
                                                                                                        (DATE OPERATIONS
                                                                    YEAR ENDED OCTOBER 31,              COMMENCED) TO
                                                              -----------------------------------       OCTOBER 31,
                                                               2003          2002          2001            2000
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  4.05       $  5.40       $ 10.46           $ 10.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.10)(a)     (0.12)(a)     (0.14)            (0.07)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.02         (1.23)        (4.49)             0.53
========================================================================================================================
    Total from investment operations                             1.92         (1.35)        (4.63)             0.46
========================================================================================================================
Less distributions from net realized gains                         --            --         (0.43)               --
========================================================================================================================
Net asset value, end of period                                $  5.97       $  4.05       $  5.40           $ 10.46
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 47.41%       (25.00)%      (45.76)%            4.60%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $19,992       $17,194       $26,483           $41,361
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                          2.72%(c)      2.55%         2.36%(d)          2.37%(e)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.13)%(c)    (2.19)%       (1.98)%           (1.73)%(e)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate(f)                                        414%          407%          242%              111%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $18,083,423
(d) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 2.48%.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Large Cap Basic Value Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Basic Value Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Basic Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.01%

ADVERTISING-5.97%

Interpublic Group of Cos., Inc. (The)(a)         440,500   $  6,554,640
-----------------------------------------------------------------------
Omnicom Group Inc.                                89,300      7,126,140
=======================================================================
                                                             13,680,780
=======================================================================

AEROSPACE & DEFENSE-1.88%

Honeywell International Inc.                     140,600      4,303,766
=======================================================================

ALUMINUM-0.69%

Alcoa Inc.                                        50,000      1,578,500
=======================================================================

APPAREL RETAIL-1.83%

Gap, Inc. (The)                                  220,200      4,201,416
=======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.24%

Bank of New York Co., Inc. (The)                 165,000      5,146,350
=======================================================================

BUILDING PRODUCTS-2.12%

Masco Corp.                                      176,800      4,862,000
=======================================================================

COMMUNICATIONS EQUIPMENT-1.48%

Motorola, Inc.                                   251,500      3,402,795
=======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.33%

Deere & Co.                                       50,200      3,043,124
=======================================================================

CONSUMER ELECTRONICS-3.80%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             143,270      3,845,367
-----------------------------------------------------------------------
Sony Corp.-ADR (Japan)                           138,000      4,857,600
=======================================================================
                                                              8,702,967
=======================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.53%

Ceridian Corp.(a)                                217,300      4,563,300
-----------------------------------------------------------------------
First Data Corp.                                  99,200      3,541,440
=======================================================================
                                                              8,104,740
=======================================================================

DEPARTMENT STORES-1.50%

May Department Stores Co. (The)                  123,000      3,439,080
=======================================================================

DIVERSIFIED BANKS-2.61%

Bank One Corp.                                   141,000      5,985,450
=======================================================================

DIVERSIFIED CAPITAL MARKETS-3.10%

J.P. Morgan Chase & Co.                          198,000      7,108,200
=======================================================================

DIVERSIFIED CHEMICALS-0.66%

Dow Chemical Co. (The)                            40,000      1,507,600
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE

DIVERSIFIED COMMERCIAL SERVICES-2.91%

Cendant Corp.(a)                                 327,000   $  6,680,610
=======================================================================

ENVIRONMENTAL SERVICES-3.35%

Waste Management, Inc.                           296,750      7,691,760
=======================================================================

FOOD RETAIL-3.96%

Kroger Co. (The)(a)                              301,100      5,266,239
-----------------------------------------------------------------------
Safeway Inc.(a)                                  181,000      3,819,100
=======================================================================
                                                              9,085,339
=======================================================================

GENERAL MERCHANDISE STORES-2.34%

Target Corp.                                     135,100      5,368,874
=======================================================================

HEALTH CARE DISTRIBUTORS-4.10%

Cardinal Health, Inc.                             81,000      4,806,540
-----------------------------------------------------------------------
McKesson Corp.                                   152,000      4,601,040
=======================================================================
                                                              9,407,580
=======================================================================

HEALTH CARE EQUIPMENT-1.43%

Baxter International Inc.                        123,000      3,269,340
=======================================================================

HEALTH CARE FACILITIES-2.10%

HCA Inc.                                         125,600      4,804,200
=======================================================================

INDUSTRIAL CONGLOMERATES-5.62%

General Electric Co.                             135,000      3,916,350
-----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                429,400      8,965,872
=======================================================================
                                                             12,882,222
=======================================================================

INDUSTRIAL MACHINERY-2.26%

Illinois Tool Works Inc.                          70,600      5,192,630
=======================================================================

INSURANCE BROKERS-1.43%

Aon Corp.                                        150,000      3,285,000
=======================================================================

INVESTMENT BANKING & BROKERAGE-5.25%

Merrill Lynch & Co., Inc.                        105,000      6,216,000
-----------------------------------------------------------------------
Morgan Stanley                                   106,000      5,816,220
=======================================================================
                                                             12,032,220
=======================================================================

MANAGED HEALTH CARE-1.48%

Aetna Inc.                                        59,000      3,387,190
=======================================================================

MOVIES & ENTERTAINMENT-2.62%

Walt Disney Co. (The)                            265,800      6,017,712
=======================================================================

MULTI-LINE INSURANCE-1.48%

Hartford Financial Services Group, Inc. (The)     62,000      3,403,800
=======================================================================

OIL & GAS DRILLING-1.38%

Transocean Inc. (Cayman Islands)(a)              164,277      3,152,476
=======================================================================

                                                              MARKET
                                                SHARES        VALUE
-----------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-3.91%

Halliburton Co.                                  143,000   $  3,414,840
-----------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                  118,200      5,551,854
=======================================================================
                                                              8,966,694
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.87%

Citigroup Inc.                                   187,293      8,877,688
=======================================================================

PACKAGED FOODS & MEATS-1.88%

Kraft Foods Inc.-Class A                         148,000      4,306,800
=======================================================================

PHARMACEUTICALS-4.15%

Aventis S.A. (France)                             94,000      4,960,135
-----------------------------------------------------------------------
Wyeth                                            103,200      4,555,248
=======================================================================
                                                              9,515,383
=======================================================================

PROPERTY & CASUALTY INSURANCE-2.36%

ACE Ltd. (Cayman Islands)                        150,300      5,410,800
=======================================================================

SYSTEMS SOFTWARE-3.11%

Computer Associates International, Inc.          303,500      7,138,320
=======================================================================

-----------------------------------------------------------------------
                                                              MARKET
                                                SHARES        VALUE

THRIFTS & MORTGAGE FINANCE-3.28%

Fannie Mae                                       105,000   $  7,527,450
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $209,262,685)                         222,470,856
=======================================================================

MONEY MARKET FUNDS-1.67%

STIC Liquid Assets Portfolio(b)                1,921,637      1,921,637
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,921,637      1,921,637
=======================================================================
    Total Money Market Funds (Cost
      $3,843,274)                                             3,843,274
=======================================================================
TOTAL INVESTMENTS-98.68% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $213,105,959)               226,314,130
=======================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.42%

STIC Liquid Assets Portfolio(b)(c)             3,248,000      3,248,000
=======================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $3,248,000)                                       3,248,000
=======================================================================
TOTAL INVESTMENTS-100.10% (Cost $216,353,959)               229,562,130
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.10%)                          (232,057)
=======================================================================
NET ASSETS-100.00%                                         $229,330,073
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $209,262,685)*                               $222,470,856
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $7,091,274)                               7,091,274
-----------------------------------------------------------
Receivables for:
  Investments sold                                3,202,279
-----------------------------------------------------------
  Fund shares sold                                  654,638
-----------------------------------------------------------
  Dividends                                         235,431
-----------------------------------------------------------
Investment for deferred compensation plan            20,538
-----------------------------------------------------------
Other assets                                         39,561
===========================================================
     Total assets                               233,714,577
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             340,829
-----------------------------------------------------------
  Fund shares reacquired                            471,895
-----------------------------------------------------------
  Deferred compensation plan                         20,538
-----------------------------------------------------------
  Collateral upon return of securities loaned     3,248,000
-----------------------------------------------------------
Accrued distribution fees                           137,978
-----------------------------------------------------------
Accrued trustees' fees                                4,277
-----------------------------------------------------------
Accrued transfer agent fees                          89,015
-----------------------------------------------------------
Accrued operating expenses                           71,972
===========================================================
     Total liabilities                            4,384,504
===========================================================
Net assets applicable to shares outstanding    $229,330,073
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $242,916,748
-----------------------------------------------------------
Undistributed net investment income (loss)          (25,218)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (26,769,628)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     13,208,171
===========================================================
                                               $229,330,073
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $121,980,357
___________________________________________________________
===========================================================
Class B                                        $ 80,017,850
___________________________________________________________
===========================================================
Class C                                        $ 26,566,037
___________________________________________________________
===========================================================
Class R                                        $    587,509
___________________________________________________________
===========================================================
Investor Class                                 $    178,320
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,708,360
___________________________________________________________
===========================================================
Class B                                           7,174,868
___________________________________________________________
===========================================================
Class C                                           2,382,697
___________________________________________________________
===========================================================
Class R                                              51,713
___________________________________________________________
===========================================================
Investor Class                                       15,657
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.39
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $11.39 divided by
       94.50%)                                 $      12.05
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      11.15
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      11.15
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      11.36
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $      11.39
___________________________________________________________
===========================================================

* At October 31, 2003, securities with an aggregate market value of $3,020,640 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $9,059)          $ 2,729,204
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      110,758
-------------------------------------------------------------------------
Interest                                                               61
-------------------------------------------------------------------------
Securities lending                                                    195
=========================================================================
     Total investment income                                    2,840,218
=========================================================================


EXPENSES:

Advisory fees                                                   1,211,828
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     42,276
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         378,423
-------------------------------------------------------------------------
  Class B                                                         696,925
-------------------------------------------------------------------------
  Class C                                                         239,648
-------------------------------------------------------------------------
  Class R                                                             934
-------------------------------------------------------------------------
  Investor Class                                                       16
-------------------------------------------------------------------------
Transfer agent fees                                               659,290
-------------------------------------------------------------------------
Trustees' fees                                                     12,092
-------------------------------------------------------------------------
Other                                                             193,965
=========================================================================
     Total expenses                                             3,485,397
=========================================================================
Less: Fees waived and expense offset arrangements                  (5,224)
=========================================================================
     Net expenses                                               3,480,173
=========================================================================
Net investment income (loss)                                     (639,955)
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                                        (9,803,985)
-------------------------------------------------------------------------
  Foreign currencies                                               10,161
=========================================================================
                                                               (9,793,824)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                   51,420,584
-------------------------------------------------------------------------
Net gain from investment securities and foreign currencies     41,626,760
=========================================================================
Net increase in net assets resulting from operations          $40,986,805
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (639,955)   $   (400,729)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (9,793,824)    (13,193,071)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       51,420,584     (26,617,408)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 40,986,805     (40,211,208)
==========================================================================================
Share transactions-net:
  Class A                                                        5,382,960      47,013,800
------------------------------------------------------------------------------------------
  Class B                                                        2,113,303      19,109,813
------------------------------------------------------------------------------------------
  Class C                                                          (14,173)      6,186,422
------------------------------------------------------------------------------------------
  Class R                                                          537,385          10,003
------------------------------------------------------------------------------------------
  Investor Class                                                   177,572              --
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                                8,197,047      72,320,038
==========================================================================================
    Net increase in net assets                                  49,183,852      32,108,830
==========================================================================================

NET ASSETS:

  Beginning of year                                            180,146,221     148,037,391
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(25,218) and $(18,649) for 2003 and 2002,
    respectively)                                             $229,330,073    $180,146,221
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Basic Value Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $1 billion of the Fund's average daily net assets, plus 0.575% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.55% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $1,844.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $333,919 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and the Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or the Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C, Class R and the Investor Class shares paid $378,423, $696,925, $239,648, $934 and $16, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $57,471 in front-end sales commissions from the sale of Class A shares and $436, $0, $4,755 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,169 and reductions in custodian fees of $211 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $3,380.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,422 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $3,020,640 were on loan to brokers. The loans were secured by cash collateral of $3,248,000, received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $195 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and October 31, 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments           11,028,647
-----------------------------------------------------------
Temporary book/tax differences                      (25,218)
-----------------------------------------------------------
Capital loss carryforward                       (24,590,104)
-----------------------------------------------------------
Shares of beneficial interest                   242,916,748
===========================================================
Total net assets                               $229,330,073
___________________________________________________________
===========================================================


The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $ 2,651,488
----------------------------------------------------------
October 31, 2010                              $13,408,092
----------------------------------------------------------
October 31, 2011                              $ 8,530,524
==========================================================
Total capital loss carryforward               $24,590,104
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $95,824,492 and $78,360,698, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $20,865,000
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (9,836,353)
===========================================================
Net unrealized appreciation of investment
  securities                                    $11,028,647
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $218,533,483.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on October 31, 2003, undistributed net investment income was increased by $633,386, undistributed net realized gains decreased by $10,161 and shares of beneficial interest decreased by $623,225. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION


The Fund currently consists of five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      5,695,229    $ 56,588,456    12,345,842    $130,431,434
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,611,379      25,467,901     4,427,046      47,877,276
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        936,198       9,069,047     1,524,511      16,806,696
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                        59,714         632,113           862          10,003
----------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                30,507         346,714            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        315,247       3,158,288        69,318         788,677
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (321,047)     (3,158,288)      (71,494)       (788,677)
======================================================================================================================
Reacquired:
  Class A                                                     (5,558,986)    (54,363,784)   (8,433,346)    (84,206,311)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,170,734)    (20,196,310)   (2,706,026)    (27,978,786)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (955,066)     (9,083,220)   (1,028,142)    (10,620,274)
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (8,863)        (94,728)           --              --
----------------------------------------------------------------------------------------------------------------------
  Investor Class**                                               (14,850)       (169,142)           --              --
======================================================================================================================
                                                                 618,728    $  8,197,047     6,128,571    $ 72,320,038
______________________________________________________________________________________________________________________
======================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Investor Class Shares commenced sales on September 30, 2003.

NOTE 11--FINANCIAL HIGHLIGHTS


The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                                                JUNE 30, 1999
                                                                                                                    (DATE
                                                                                                                 OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                              ----------------------------------------------     OCTOBER 31,
                                                                2003             2002       2001       2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.20          $ 10.94    $ 12.05    $ 9.40       $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)         0.01(a)    0.02(a)   0.07(a)      0.03
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.19            (1.75)     (1.07)     2.88        (0.63)
=============================================================================================================================
    Total from investment operations                              2.19            (1.74)     (1.05)     2.95        (0.60)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                              --               --      (0.04)    (0.18)          --
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --               --      (0.02)    (0.12)          --
=============================================================================================================================
    Total distributions                                             --               --      (0.06)    (0.30)          --
=============================================================================================================================
Net asset value, end of period                                $  11.39          $  9.20    $ 10.94    $12.05       $ 9.40
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  23.80%          (15.90)%    (8.74)%   32.21%       (6.00)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $121,980          $94,387    $68,676    $5,888       $1,153
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.42%(c)         1.38%      1.27%     1.25%        1.25%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.42%(c)         1.38%      1.36%     8.21%       10.02%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.01)%(c)        0.11%      0.17%     0.62%        0.87%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                          41%              37%        18%       57%          10%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $108,120,752.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                         CLASS B
                                                         ------------------------------------------------------------------------
                                                                                                                  AUGUST 1, 2000
                                                                                                                   (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                         -----------------------------------------------------     OCTOBER 31,
                                                            2003               2002               2001                 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  9.07            $ 10.86            $ 12.02            $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)(a)          (0.06)(a)          (0.06)(a)          0.00
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.15              (1.73)             (1.05)             1.17
=================================================================================================================================
    Total from investment operations                            2.08              (1.79)             (1.11)             1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --                 --              (0.03)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --              (0.02)               --
=================================================================================================================================
    Total distributions                                           --                 --              (0.05)               --
=================================================================================================================================
Net asset value, end of period                               $ 11.15            $  9.07            $ 10.86            $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                22.93%            (16.48)%            (9.25)%           10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $80,018            $63,977            $58,681            $2,815
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.07%(c)           2.02%              1.95%             1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.07%(c)           2.02%              2.04%             8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.66)%(c)         (0.53)%            (0.51)%           (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        41%                37%                18%               57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $69,692,469.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                         CLASS C
                                                         ------------------------------------------------------------------------
                                                                                                                  AUGUST 1, 2000
                                                                                                                   (DATE SALES
                                                                        YEAR ENDED OCTOBER 31,                    COMMENCED) TO
                                                         -----------------------------------------------------     OCTOBER 31,
                                                            2003               2002               2001                 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  9.07            $ 10.85            $ 12.02            $10.85
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.07)(a)          (0.06)(a)          (0.06)(a)         (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.15              (1.72)             (1.06)             1.17
=================================================================================================================================
    Total from investment operations                            2.08              (1.78)             (1.12)             1.17
=================================================================================================================================
Less distributions:
  Dividends from net investment income                            --                 --              (0.03)               --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --                 --              (0.02)               --
=================================================================================================================================
    Total distributions                                           --                 --              (0.05)               --
=================================================================================================================================
Net asset value, end of period                               $ 11.15            $  9.07            $ 10.85            $12.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                22.93%            (16.41)%            (9.33)%           10.78%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $26,566            $21,775            $20,680            $1,248
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              2.07%(c)           2.02%              1.95%             1.93%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           2.07%(c)           2.02%              2.04%             8.89%(d)
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                       (0.66)%(c)         (0.53)%            (0.51)%           (0.06)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                        41%                37%                18%               57%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $23,964,822.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                2003                2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.20             $ 11.60
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.02)(a)            0.00(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.18               (2.40)
=============================================================================================
    Total from investment operations                              2.16               (2.40)
=============================================================================================
Net asset value, end of period                                  $11.36             $  9.20
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  23.48%             (20.69)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  588             $     8
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:                          1.57%(c)            1.54%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.16)%(c)          (0.05)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          41%                 37%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $186,789.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                   (DATE SALES
                                                                   COMMENCED) TO
                                                                    OCTOBER 31,
                                                                       2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.98
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          0.00(a)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.41
==================================================================================
    Total from investment operations                                    0.41
==================================================================================
Net asset value, end of period                                        $11.39
__________________________________________________________________________________
==================================================================================
Total return(b)                                                         3.73%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  178
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets:                                1.25%(c)
==================================================================================
Ratio of net investment income to average net assets                    0.16%
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(d)                                                41%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $76,145.
(d)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS


On November 3, 2003, INVESCO Value Equity Fund ("Selling Fund") transferred substantially all of its assets to the Fund in exchange for shares of the Selling Fund in a tax-free reorganization.

  The results of the reorganization are as follows: The acquisition was accomplished by a tax-free exchange of 7,818,290 shares of the Fund for 4,958,149 shares of INVESCO Value Equity Fund outstanding as of the open of business on November 3, 2003. INVESCO Value Equity Fund's net assets at that date of $89,014,605 including $14,973,392 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $229,149,218. Included in net assets of the acquired fund is undistributed net investment income (loss) of $(33,100) and undistributed net realized gain (loss) of $(6,269,110) for INVESCO Value Equity Fund.

  Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds--Registered Trademark--, which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Large Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Large Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                            /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.13%

AEROSPACE & DEFENSE-0.71%

United Technologies Corp.                         27,000    $  2,286,630
========================================================================

APPAREL RETAIL-0.77%

Gap, Inc. (The)                                  131,000       2,499,480
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.45%

Coach, Inc.(a)                                   132,000       4,682,040
========================================================================

APPLICATION SOFTWARE-1.28%

Amdocs Ltd. (United Kingdom)(a)                   91,000       1,952,860
------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                            60,000       2,192,400
========================================================================
                                                               4,145,260
========================================================================

BIOTECHNOLOGY-3.17%

Amgen Inc.(a)                                     59,000       3,643,840
------------------------------------------------------------------------
Genentech, Inc.(a)                                80,300       6,582,191
========================================================================
                                                              10,226,031
========================================================================

CASINOS & GAMING-2.04%

International Game Technology                    201,200       6,589,300
========================================================================

COMMUNICATIONS EQUIPMENT-6.96%

Cisco Systems, Inc.(a)                           611,200      12,822,976
------------------------------------------------------------------------
Corning Inc.(a)                                  230,000       2,525,400
------------------------------------------------------------------------
Juniper Networks, Inc.(a)                        188,000       3,382,120
------------------------------------------------------------------------
QLogic Corp.(a)                                   35,000       1,961,750
------------------------------------------------------------------------
UTStarcom, Inc.(a)                                56,000       1,764,000
========================================================================
                                                              22,456,246
========================================================================

COMPUTER & ELECTRONICS RETAIL-2.13%

Best Buy Co., Inc.                               118,000       6,880,580
========================================================================

COMPUTER HARDWARE-2.58%

Dell Inc.(a)                                     230,900       8,340,108
========================================================================

COMPUTER STORAGE & PERIPHERALS-4.50%

EMC Corp.(a)                                     505,000       6,989,200
------------------------------------------------------------------------
Network Appliance, Inc.(a)                       132,000       3,257,760
------------------------------------------------------------------------
SanDisk Corp.(a)                                  25,000       2,015,000
------------------------------------------------------------------------
Seagate Technology (Cayman Islands)               98,000       2,252,040
========================================================================
                                                              14,514,000
========================================================================

CONSUMER FINANCE-3.90%

American Express Co.                              76,800       3,604,224
------------------------------------------------------------------------
Capital One Financial Corp.                       32,000       1,945,600
------------------------------------------------------------------------
MBNA Corp.                                        80,000       1,980,000
------------------------------------------------------------------------
SLM Corp.                                        129,000       5,051,640
========================================================================
                                                              12,581,464
========================================================================

                                                               MARKET
                                                SHARES         VALUE

------------------------------------------------------------------------

DATA PROCESSING & OUTSOURCED SERVICES-0.68%

First Data Corp.                                  61,600    $  2,199,120
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.01%

Apollo Group, Inc.-Class A(a)                     92,000       5,844,760
------------------------------------------------------------------------
Cendant Corp.(a)                                 347,000       7,089,210
========================================================================
                                                              12,933,970
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.91%

Rockwell Automation, Inc.                         95,000       2,949,750
========================================================================

FOOTWEAR-0.61%

NIKE, Inc.-Class B                                31,000       1,980,900
========================================================================

GENERAL MERCHANDISE STORES-0.87%

Dollar General Corp.                             125,000       2,808,750
========================================================================

HEALTH CARE EQUIPMENT-7.07%

Becton, Dickinson & Co.                           65,000       2,376,400
------------------------------------------------------------------------
Boston Scientific Corp.(a)                       104,000       7,042,880
------------------------------------------------------------------------
Guidant Corp.                                     42,000       2,142,420
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         35,200       2,047,232
------------------------------------------------------------------------
Stryker Corp.                                     40,600       3,293,066
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          92,800       5,921,568
========================================================================
                                                              22,823,566
========================================================================

HEALTH CARE SERVICES-1.60%

Caremark Rx, Inc.(a)                             124,000       3,106,200
------------------------------------------------------------------------
IMS Health Inc.                                   87,000       2,047,110
========================================================================
                                                               5,153,310
========================================================================

HEALTH CARE SUPPLIES-0.80%

Alcon, Inc. (Switzerland)                         46,700       2,573,637
========================================================================

HOME ENTERTAINMENT SOFTWARE-1.27%

Electronic Arts Inc.(a)                           41,300       4,090,352
========================================================================

HOME IMPROVEMENT RETAIL-2.98%

Home Depot, Inc. (The)                           126,000       4,670,820
------------------------------------------------------------------------
Lowe's Cos., Inc.                                 84,000       4,950,120
========================================================================
                                                               9,620,940
========================================================================

HOUSEWARES & SPECIALTIES-0.78%

Fortune Brands, Inc.                              38,600       2,514,790
========================================================================

HYPERMARKETS & SUPER CENTERS-1.88%

Wal-Mart Stores, Inc.                            102,700       6,054,165
========================================================================

INDUSTRIAL CONGLOMERATES-1.03%

3M Co.                                            42,000       3,312,540
========================================================================

INDUSTRIAL MACHINERY-0.60%

Dover Corp.                                       50,000       1,951,000
========================================================================


                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------

INTERNET RETAIL-3.03%

Amazon.com, Inc.(a)                              131,600    $  7,161,672
------------------------------------------------------------------------
eBay Inc.(a)                                      46,600       2,606,804
========================================================================
                                                               9,768,476
========================================================================

INTERNET SOFTWARE & SERVICES-2.44%

Yahoo! Inc.(a)                                   179,900       7,861,630
========================================================================

IT CONSULTING & OTHER SERVICES-0.80%

Accenture Ltd.-Class A (Bermuda)(a)              110,000       2,574,000
========================================================================

MANAGED HEALTH CARE-2.44%

Anthem, Inc.(a)                                   41,200       2,819,316
------------------------------------------------------------------------
UnitedHealth Group Inc.                           99,200       5,047,296
========================================================================
                                                               7,866,612
========================================================================

OFFICE ELECTRONICS-0.77%

Canon Inc. (Japan)                                51,000       2,469,239
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.81%

Citigroup Inc.                                   123,000       5,830,200
========================================================================

PERSONAL PRODUCTS-1.23%

Avon Products, Inc.                               58,300       3,962,068
========================================================================

PHARMACEUTICALS-3.30%

Mylan Laboratories Inc.                          106,850       2,580,428
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        86,000       4,892,540
------------------------------------------------------------------------
Wyeth                                             72,000       3,178,080
========================================================================
                                                              10,651,048
========================================================================

RESTAURANTS-0.65%

Starbucks Corp.(a)                                66,000       2,085,600
========================================================================

SEMICONDUCTOR EQUIPMENT-1.09%

Applied Materials, Inc.(a)                       150,000       3,505,500
========================================================================

SEMICONDUCTORS-7.91%

Altera Corp.(a)                                   99,800       2,018,954
------------------------------------------------------------------------
Analog Devices, Inc.(a)                           58,400       2,588,872
------------------------------------------------------------------------
Intel Corp.                                      467,000      15,434,350
------------------------------------------------------------------------
Linear Technology Corp.                           76,900       3,276,709
------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)        50,000       2,193,500
========================================================================
                                                              25,512,385
========================================================================

SOFT DRINKS-0.90%

PepsiCo, Inc.                                     61,000       2,917,020
========================================================================

                                                               MARKET
                                                SHARES         VALUE
------------------------------------------------------------------------


SPECIALTY STORES-4.33%

AutoNation, Inc.(a)                              100,000    $  1,870,000
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         72,000       3,041,280
------------------------------------------------------------------------
Staples, Inc.(a)                                 199,800       5,358,636
------------------------------------------------------------------------
Tiffany & Co.                                     78,000       3,701,100
========================================================================
                                                              13,971,016
========================================================================

SYSTEMS SOFTWARE-9.35%

Adobe Systems Inc.                                84,000       3,682,560
------------------------------------------------------------------------
Computer Associates International, Inc.           72,000       1,693,440
------------------------------------------------------------------------
Microsoft Corp.                                  414,600      10,841,790
------------------------------------------------------------------------
Oracle Corp.(a)                                  212,600       2,542,696
------------------------------------------------------------------------
Symantec Corp.(a)                                 49,000       3,265,850
------------------------------------------------------------------------
VERITAS Software Corp.(a)                        225,000       8,133,750
========================================================================
                                                              30,160,086
========================================================================

THRIFTS & MORTGAGE FINANCE-0.66%

Washington Mutual, Inc.                           48,700       2,130,625
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.84%

Nextel Communications, Inc.-Class A(a)           245,400       5,938,680
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $250,184,300)                          313,372,114
========================================================================

MONEY MARKET FUNDS-3.30%

STIC Liquid Assets Portfolio(b)                5,325,601       5,325,601
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        5,325,601       5,325,601
========================================================================
    Total Money Market Funds (Cost
      $10,651,202)                                            10,651,202
========================================================================
TOTAL INVESTMENTS-100.43% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $260,835,502)                324,023,316
========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.85%

STIC Liquid Assets Portfolio(b)(c)             5,969,563       5,969,563
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $5,969,563)                                        5,969,563
========================================================================
TOTAL INVESTMENTS-102.28% (Cost $266,805,065)                329,992,879
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.28%)                         (7,355,958)
========================================================================
NET ASSETS-100.00%                                          $322,636,921
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.
See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $250,184,300)*                               $313,372,114
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $16,620,765)                             16,620,765
-----------------------------------------------------------
Foreign currencies, at value (cost $2,276)            2,287
-----------------------------------------------------------
Receivables for:
  Investments sold                                4,752,804
-----------------------------------------------------------
  Fund shares sold                                  415,069
-----------------------------------------------------------
  Dividends                                         184,733
-----------------------------------------------------------
  Investment for deferred compensation plan          25,159
-----------------------------------------------------------
Other assets                                         32,756
===========================================================
  Total assets                                  335,405,687
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                           5,638,174
-----------------------------------------------------------
  Fund shares reacquired                            645,625
-----------------------------------------------------------
  Deferred compensation plan                         25,159
-----------------------------------------------------------
  Collateral upon return of securities loaned     5,969,563
-----------------------------------------------------------
Accrued distribution fees                           183,792
-----------------------------------------------------------
Accrued trustees' fees                                5,997
-----------------------------------------------------------
Accrued transfer agent fees                         201,861
-----------------------------------------------------------
Accrued operating expenses                           98,595
===========================================================
     Total liabilities                           12,768,766
===========================================================
Net assets applicable to shares outstanding    $322,636,921
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $661,651,023
-----------------------------------------------------------
Undistributed net investment income (loss)          (32,869)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                        (402,169,057)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              63,187,824
===========================================================
                                               $322,636,921
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $154,052,105
___________________________________________________________
===========================================================
Class B                                        $122,011,241
___________________________________________________________
===========================================================
Class C                                        $ 44,272,422
___________________________________________________________
===========================================================
Class R                                        $  2,126,829
___________________________________________________________
===========================================================
Investor Class                                 $    174,324
___________________________________________________________
===========================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,349,490
___________________________________________________________
===========================================================
Class B                                          14,166,195
___________________________________________________________
===========================================================
Class C                                           5,137,113
___________________________________________________________
===========================================================
Class R                                             239,758
___________________________________________________________
===========================================================
Investor Class                                       19,630
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.88
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.88 divided
       by 94.50%)                              $       9.40
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.61
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.62
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $       8.87
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $       8.88
___________________________________________________________
===========================================================

* At October 31, 2003, securities with an aggregate market value of $5,853,935 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $24,308)         $  2,022,318
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       101,100
--------------------------------------------------------------------------
Interest                                                             6,536
--------------------------------------------------------------------------
Securities lending                                                   5,580
==========================================================================
     Total investment income                                     2,135,534
==========================================================================


EXPENSES:

Advisory fees                                                    1,987,347
--------------------------------------------------------------------------
Administrative services fees                                        91,795
--------------------------------------------------------------------------
Custodian fees                                                      54,586
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          416,198
--------------------------------------------------------------------------
  Class B                                                        1,075,412
--------------------------------------------------------------------------
  Class C                                                          376,000
--------------------------------------------------------------------------
  Class R                                                            4,613
--------------------------------------------------------------------------
  Investor Class                                                         5
--------------------------------------------------------------------------
Transfer agent fees                                              1,515,190
--------------------------------------------------------------------------
Trustees' fees                                                      13,398
--------------------------------------------------------------------------
Other                                                              244,762
==========================================================================
     Total expenses                                              5,779,306
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                      (9,603)
==========================================================================
     Net expenses                                                5,769,703
==========================================================================
Net investment income (loss)                                    (3,634,169)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (11,279,810)
--------------------------------------------------------------------------
  Foreign currencies                                               (22,563)
--------------------------------------------------------------------------
  Futures contracts                                               (254,779)
==========================================================================
                                                               (11,557,152)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         66,633,066
--------------------------------------------------------------------------
  Foreign currencies                                                  (138)
==========================================================================
                                                                66,632,928
==========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                             55,075,776
==========================================================================
Net increase in net assets resulting from operations          $ 51,441,607
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                  $ (3,634,169)   $ (4,375,738)
------------------------------------------------------------------------------------------
Net realized gain (loss) from investment securities, foreign
  currencies, futures contracts and option contracts           (11,557,152)    (87,652,595)
------------------------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities and foreign currencies                             66,632,928      38,162,681
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 51,441,607     (53,865,652)
==========================================================================================
Share transactions-net:
  Class A                                                       24,813,254     (10,042,539)
------------------------------------------------------------------------------------------
  Class B                                                       (2,160,788)    (18,237,379)
------------------------------------------------------------------------------------------
  Class C                                                          594,530     (12,801,049)
------------------------------------------------------------------------------------------
  Class R                                                        1,830,726          10,502
------------------------------------------------------------------------------------------
  Investor Class                                                   173,236              --
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         25,250,958     (41,070,465)
==========================================================================================
    Net increase (decrease) in net assets                       76,692,565     (94,936,117)
==========================================================================================

NET ASSETS:

  Beginning of year                                            245,944,356     340,880,473
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(32,869) and $(25,407) for 2003 and 2002,
    respectively)                                             $322,636,921    $245,944,356
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% over $1 billion up to and including $2 billion of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets over $2 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $1,994. Under a prior agreement to limit the aggregate costs of certain shareholder services provided by third party administrators, AIM reimbursed fees of $2,430 for Class A, Class B, Class C and Class R shares based on the relative net assets of those classes.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $91,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $793,265 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and the Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C, Class R and the Investor Class shares paid $416,198, $1,075,412, $376,000, $4,613 and $5, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $64,104 in front-end sales commissions from the sale of Class A shares and $711, $69, $4,058 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $5,152 and reductions in custodian fees of $27 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $5,179.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,539 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $5,853,935 were on loan to brokers. The loans were secured by cash collateral of $5,969,563 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $5,580 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments         $  61,303,166
------------------------------------------------------------
Temporary book/tax differences                       (32,869)
------------------------------------------------------------
Capital loss carryforward                       (400,284,399)
------------------------------------------------------------
Shares of beneficial interest                    661,651,023
============================================================
Total net assets                               $ 322,636,921
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and straddle deferrals. The tax-basis unrealized appreciation on investments amount includes appreciation on foreign currencies of $10.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                          CAPITAL LOSS
EXPIRATION                                CARRYFORWARD
------------------------------------------------------
October 31, 2007                          $    380,100
------------------------------------------------------
October 31, 2008                            27,182,658
------------------------------------------------------
October 31, 2009                           267,323,492
------------------------------------------------------
October 31, 2010                            94,116,910
------------------------------------------------------
October 31, 2011                            11,281,239
======================================================
Total capital loss carryforward           $400,284,399
______________________________________________________
======================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $332,300,069 and $313,469,304, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $64,755,309
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,452,153)
===========================================================
Net unrealized appreciation of investment
  securities                                    $61,303,156
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
  $268,689,723.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currencies and net operating losses, on October 31, 2003, undistributed net investment income was increased by $3,626,707, undistributed net realized gain was increased by $22,563 and shares of beneficial interest decreased by $3,649,270. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                           2003                            2002
                                                              ------------------------------    --------------------------
                                                                 SHARES           AMOUNT          SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       9,469,394       $73,883,856      5,159,669    $ 44,948,977
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,041,264        29,817,268      3,444,001      28,987,280
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,208,427        16,412,874      1,465,202      12,332,848
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        278,067         2,156,076          1,259          10,502
--------------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                 20,194           178,134             --              --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         325,063         2,536,902        136,498       1,177,906
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (334,300)       (2,536,902)      (139,167)     (1,177,906)
==========================================================================================================================
Reacquired:
  Class A                                                      (6,726,902)      (51,607,504)    (6,691,678)    (56,169,422)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,989,440)      (29,441,154)    (5,553,485)    (46,046,753)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,147,493)      (15,818,344)    (3,059,594)    (25,133,897)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (39,568)         (325,350)            --              --
--------------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                   (564)           (4,898)            --              --
==========================================================================================================================
                                                                3,104,142       $25,250,958     (5,237,295)   $(41,070,465)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
 ** Investor Class shares commenced sales on September 30, 2003.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                                                                                 MARCH 1, 1999
                                                                                                                 (DATE OPERATIONS
                                                                          YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              -----------------------------------------------    OCTOBER 31,
                                                                2003           2002        2001        2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.37       $   8.82    $  17.74    $  11.29         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)      (0.09)(a)    (0.08)(a)    (0.15)(a)       (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.59          (1.36)      (8.84)       6.60           1.33
=================================================================================================================================
    Total from investment operations                              1.51          (1.45)      (8.92)       6.45           1.29
=================================================================================================================================
Net asset value, end of period                                $   8.88       $   7.37    $   8.82    $  17.74         $11.29
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  20.49%        (16.44)%    (50.28)%     57.13%         13.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $154,052       $105,320    $138,269    $225,255         $7,785
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.82%(c)       1.70%       1.57%       1.58%          1.53%(d)(e)
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.01)%(c)     (1.01)%     (0.72)%     (0.82)%        (0.59)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                         123%           111%        124%        113%            21%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $118,913,817.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.63% (annualized).
(f)  Not annualized for periods less than one year.


                                                                                          CLASS B
                                                              ----------------------------------------------------------------
                                                                                                                 APRIL 5, 1999
                                                                                                                 (DATE SALES
                                                                          YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              -----------------------------------------------    OCTOBER 31,
                                                                2003           2002        2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.20       $   8.67    $  17.54    $  11.25       $11.02
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.12)(a)      (0.14)(a)    (0.16)(a)    (0.27)(a)     (0.08)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.53          (1.33)      (8.71)       6.56         0.31
==============================================================================================================================
    Total from investment operations                              1.41          (1.47)      (8.87)       6.29         0.23
==============================================================================================================================
Net asset value, end of period                                $   8.61       $   7.20    $   8.67    $  17.54       $11.25
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                  19.58%        (16.96)%    (50.57)%     55.91%        2.09%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $122,011       $104,040    $144,747    $210,224       $5,183
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           2.47%(c)       2.35%       2.23%       2.24%        2.23%(d)(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.66)%(c)     (1.66)%     (1.39)%     (1.48)%      (1.29)%(d)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                         123%           111%        124%        113%          21%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $107,541,190.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33% (annualized).
(f)  Not annualized for periods less than one year.


                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                                               APRIL 5, 1999
                                                                                                               (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                              ---------------------------------------------    OCTOBER 31,
                                                               2003           2002        2001       2000        1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.21       $   8.67    $  17.55    $ 11.25       $11.02
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.12)(a)      (0.14)(a)    (0.16)(a)   (0.27)(a)     (0.08)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.53          (1.32)      (8.72)      6.57         0.31
============================================================================================================================
    Total from investment operations                             1.41          (1.46)      (8.88)      6.30         0.23
============================================================================================================================
Net asset value, end of period                                $  8.62       $   7.21    $   8.67    $ 17.55       $11.25
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 19.56%        (16.84)%    (50.60)%    56.00%        2.09%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $44,272       $ 36,575    $ 57,865    $79,392       $  901
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.47%(c)       2.35%       2.23%      2.24%        2.23%(d)(e)
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.66)%(c)     (1.66)%     (1.39)%    (1.48)%      (1.29)%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                                        123%           111%        124%       113%          21%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $37,600,034.
(d)  Annualized.
(e) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 4.33% (annualized).
(f)  Not annualized for periods less than one year.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.37             $  8.40
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.09)(a)           (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.59               (0.99)
=============================================================================================
    Total from investment operations                              1.50               (1.03)
=============================================================================================
Net asset value, end of period                                  $ 8.87             $  7.37
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  20.35%             (12.26)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,127             $     9
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.97%(c)            1.85%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (1.16)%(c)          (1.16)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         123%                111%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $922,495.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                (DATE SALES
                                                                COMMENCED) TO
                                                                OCTOBER 31,
                                                                    2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 8.24
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.01)(a)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.65
==================================================================================
    Total from investment operations                                    0.64
==================================================================================
Net asset value, end of period                                        $ 8.88
__________________________________________________________________________________
==================================================================================
Total return(b)                                                         7.77%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  174
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                 1.56%(c)
==================================================================================
Ratio of net investment income (loss) to average net assets            (0.75)%(c)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(d)                                               123%
__________________________________________________________________________________
==================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $24,659.
(d)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

On November 3, 2003, INVESCO Growth Fund ("Selling Fund") transferred substantially all of its assets to the Fund in exchange for shares of the Selling Fund in a tax-free reorganization.

  The results of the reorganization are as follows: The acquisition was accomplished by a tax-free exchange of 51,442,688 shares of the Fund for 234,385,533 shares of INVESCO Growth Fund outstanding as of the open of business on November 3, 2003. INVESCO Growth Fund's net assets at that date of $456,983,407 including $93,333,500 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,706,968. Included in net assets of the acquired fund is undistributed net investment income (loss) of $(1,103,356) and undistributed net realized gain (loss) of $(1,579,650,080) for INVESCO Growth Fund.

  Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Mid Cap Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-95.68%

ADVERTISING-1.88%

Lamar Advertising Co.(a)                             75,000   $  2,272,500
--------------------------------------------------------------------------
Omnicom Group Inc.                                   23,000      1,835,400
==========================================================================
                                                                 4,107,900
==========================================================================

AEROSPACE & DEFENSE-0.85%

L-3 Communications Holdings, Inc.(a)                 40,000      1,869,600
==========================================================================

AIRLINES-0.26%

Ryanair Holdings PLC-ADR (Ireland)(a)                11,000        566,500
==========================================================================

APPAREL RETAIL-1.30%

Foot Locker, Inc.                                    65,000      1,163,500
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 80,000      1,679,200
==========================================================================
                                                                 2,842,700
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.39%

V. F. Corp.                                          20,000        849,000
==========================================================================

APPLICATION SOFTWARE-3.73%

Amdocs Ltd. (United Kingdom)(a)                      65,000      1,394,900
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                              50,000      1,264,000
--------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                             32,000      1,103,040
--------------------------------------------------------------------------
Intuit Inc.(a)                                       15,000        749,700
--------------------------------------------------------------------------
Macromedia, Inc.(a)                                  55,000      1,051,050
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                 125,000      2,595,000
==========================================================================
                                                                 8,157,690
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.81%

Investors Financial Services Corp.                   50,000      1,766,500
==========================================================================

AUTO PARTS & EQUIPMENT-0.45%

Autoliv, Inc.                                        30,000        993,600
==========================================================================

BIOTECHNOLOGY-4.33%

Angiotech Pharmaceuticals, Inc. (Canada)(a)          31,000      1,417,630
--------------------------------------------------------------------------
Celgene Corp.(a)                                     32,000      1,334,080
--------------------------------------------------------------------------
Cephalon, Inc.(a)                                    40,000      1,878,400
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                             33,000      1,801,140
--------------------------------------------------------------------------
ICOS Corp.(a)                                        14,000        654,080
--------------------------------------------------------------------------
Invitrogen Corp.(a)                                  21,000      1,335,390
--------------------------------------------------------------------------
MedImmune, Inc.(a)                                   40,000      1,066,400
==========================================================================
                                                                 9,487,120
==========================================================================

BROADCASTING & CABLE TV-1.86%

Cox Radio, Inc.-Class A(a)                           50,000      1,106,000
--------------------------------------------------------------------------

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)             30,000   $  1,018,500
--------------------------------------------------------------------------
Westwood One, Inc.(a)                                65,000      1,945,450
==========================================================================
                                                                 4,069,950
==========================================================================

BUILDING PRODUCTS-0.50%

Masco Corp.                                          40,000      1,100,000
==========================================================================

COMMUNICATIONS EQUIPMENT-3.71%

Avaya Inc.(a)                                       120,000      1,552,800
--------------------------------------------------------------------------
NetScreen Technologies, Inc.(a)                      30,000        798,600
--------------------------------------------------------------------------
Research In Motion Ltd. (Canada)(a)                  27,000      1,191,240
--------------------------------------------------------------------------
UTStarcom, Inc.(a)                                  145,000      4,567,500
==========================================================================
                                                                 8,110,140
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.72%

Best Buy Co., Inc.                                   27,000      1,574,370
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.20%

SanDisk Corp.(a)                                     17,000      1,370,200
--------------------------------------------------------------------------
Seagate Technology (Cayman Islands)                  55,000      1,263,900
==========================================================================
                                                                 2,634,100
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.48%

AGCO Corp.(a)                                       180,000      3,240,000
==========================================================================

CONSUMER FINANCE-1.13%

Capital One Financial Corp.                          19,000      1,155,200
--------------------------------------------------------------------------
First Marblehead Corp. (The)(a)                      60,000      1,329,000
==========================================================================
                                                                 2,484,200
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.02%

Affiliated Computer Services, Inc.-Class A(a)        46,000      2,250,780
--------------------------------------------------------------------------
DST Systems, Inc.(a)                                 50,000      1,891,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                      70,000      2,472,400
==========================================================================
                                                                 6,614,180
==========================================================================

DEPARTMENT STORES-0.95%

Kohl's Corp.(a)                                      37,000      2,074,590
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.81%

ARAMARK Corp.-Class B(a)                             30,000        801,600
--------------------------------------------------------------------------
University of Phoenix Online(a)                      14,000        962,640
==========================================================================
                                                                 1,764,240
==========================================================================


                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES-0.29%

Celestica Inc. (Canada)(a)                           45,000   $    639,000
==========================================================================

EMPLOYMENT SERVICES-0.51%

Manpower Inc.                                        24,000      1,113,600
==========================================================================

ENVIRONMENTAL SERVICES-0.63%

Waste Connections, Inc.(a)                           40,000      1,387,200
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.41%

Monsanto Co.                                         36,000        901,800
==========================================================================

GENERAL MERCHANDISE STORES-0.26%

99 Cents Only Stores(a)                              19,000        565,630
==========================================================================

HEALTH CARE DISTRIBUTORS-2.24%

AmerisourceBergen Corp.                              35,000      1,986,950
--------------------------------------------------------------------------
McKesson Corp.                                       65,000      1,967,550
--------------------------------------------------------------------------
Omnicare, Inc.                                       25,000        958,500
==========================================================================
                                                                 4,913,000
==========================================================================

HEALTH CARE EQUIPMENT-2.92%

Apogent Technologies Inc.(a)                         50,000      1,097,500
--------------------------------------------------------------------------
Biomet, Inc.                                         45,000      1,613,700
--------------------------------------------------------------------------
Guidant Corp.                                        14,000        714,140
--------------------------------------------------------------------------
STERIS Corp.(a)                                      75,000      1,561,500
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                             22,000      1,403,820
==========================================================================
                                                                 6,390,660
==========================================================================

HEALTH CARE FACILITIES-1.75%

Community Health Systems Inc.(a)                    100,000      2,402,000
--------------------------------------------------------------------------
Health Management Associates, Inc.-Class A           30,000        664,500
--------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                             25,000        768,250
==========================================================================
                                                                 3,834,750
==========================================================================

HEALTH CARE SERVICES-2.03%

Caremark Rx, Inc.(a)                                 25,000        626,250
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                             50,000      2,746,000
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)              30,000      1,063,500
==========================================================================
                                                                 4,435,750
==========================================================================

HEALTH CARE SUPPLIES-1.26%

Fisher Scientific International Inc.(a)              40,000      1,610,000
--------------------------------------------------------------------------
Millipore Corp.(a)                                   26,000      1,140,100
==========================================================================
                                                                 2,750,100
==========================================================================

HOME ENTERTAINMENT SOFTWARE-0.71%

Electronic Arts Inc.(a)                               7,000        693,280
--------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)               22,000        870,100
==========================================================================
                                                                 1,563,380
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES-0.46%

Starwood Hotels & Resorts Worldwide, Inc.            30,000   $  1,011,900
==========================================================================

HOUSEHOLD APPLIANCES-1.23%

Black & Decker Corp. (The)                           35,000      1,673,350
--------------------------------------------------------------------------
Maytag Corp.                                         40,000      1,016,000
==========================================================================
                                                                 2,689,350
==========================================================================

INDUSTRIAL GASES-0.31%

Airgas, Inc.                                         35,000        670,250
==========================================================================

INDUSTRIAL MACHINERY-1.19%

Danaher Corp.                                        17,000      1,408,450
--------------------------------------------------------------------------
SPX Corp.(a)                                         25,000      1,203,000
==========================================================================
                                                                 2,611,450
==========================================================================

INSURANCE BROKERS-1.07%

Willis Group Holdings Ltd. (Bermuda)                 70,000      2,331,000
==========================================================================

INTERNET SOFTWARE & SERVICES-1.17%

Netease.com Inc.-ADR (Cayman Islands)(a)             12,000        544,800
--------------------------------------------------------------------------
Sohu.com Inc.(a)                                     17,000        586,500
--------------------------------------------------------------------------
United Online, Inc.(a)                               50,000      1,439,500
==========================================================================
                                                                 2,570,800
==========================================================================

INVESTMENT BANKING & BROKERAGE-1.19%

Bear Stearns Cos. Inc. (The)                         20,000      1,525,000
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                        15,000      1,080,000
==========================================================================
                                                                 2,605,000
==========================================================================

IT CONSULTING & OTHER SERVICES-0.41%

Cognizant Technology Solutions Corp.(a)              20,000        907,800
==========================================================================

LEISURE PRODUCTS-1.50%

Hasbro, Inc.                                         40,000        872,000
--------------------------------------------------------------------------
Leapfrog Enterprises, Inc.-Class A(a)                22,000        760,540
--------------------------------------------------------------------------
Marvel Enterprises, Inc.(a)                          56,000      1,649,200
==========================================================================
                                                                 3,281,740
==========================================================================

MANAGED HEALTH CARE-3.58%

Aetna Inc.                                           15,000        861,150
--------------------------------------------------------------------------
Anthem, Inc.(a)                                      58,000      3,968,940
--------------------------------------------------------------------------
CIGNA Corp.                                          18,000      1,026,900
--------------------------------------------------------------------------
First Health Group Corp.(a)                          30,000        732,300
--------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                    14,000      1,244,600
==========================================================================
                                                                 7,833,890
==========================================================================

MOVIES & ENTERTAINMENT-0.57%

Pixar, Inc.(a)                                       18,000      1,238,580
==========================================================================


                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

MULTI-LINE INSURANCE-0.93%

American Financial Group, Inc.                       50,000   $  1,113,500
--------------------------------------------------------------------------
Unitrin, Inc.                                        25,000        925,000
==========================================================================
                                                                 2,038,500
==========================================================================

OFFICE SERVICES & SUPPLIES-0.48%

Avery Dennison Corp.                                 20,000      1,051,600
==========================================================================

OIL & GAS DRILLING-3.17%

ENSCO International Inc.                             80,000      2,108,000
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                 60,000      2,268,000
--------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                        90,000      2,573,100
==========================================================================
                                                                 6,949,100
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.70%

Cooper Cameron Corp.(a)                              50,000      2,141,000
--------------------------------------------------------------------------
National-Oilwell, Inc.(a)                            83,000      1,582,810
--------------------------------------------------------------------------
Smith International, Inc.(a)                         28,000      1,042,440
--------------------------------------------------------------------------
Varco International, Inc.(a)                        100,000      1,759,000
--------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)          45,000      1,563,750
==========================================================================
                                                                 8,089,000
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.11%

Devon Energy Corp.                                   35,000      1,697,500
--------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                    40,000        732,000
==========================================================================
                                                                 2,429,500
==========================================================================

PAPER PACKAGING-0.80%

Bemis Co., Inc.                                      15,000        693,600
--------------------------------------------------------------------------
Sonoco Products Co.                                  50,000      1,063,500
==========================================================================
                                                                 1,757,100
==========================================================================

PERSONAL PRODUCTS-0.27%

NBTY, Inc.(a)                                        22,000        599,500
==========================================================================

PHARMACEUTICALS-4.03%

American Pharmaceutical Partners, Inc.(a)            35,000        852,250
--------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                            40,000        962,000
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                         35,000      1,750,350
--------------------------------------------------------------------------
Medicines Co. (The)(a)                               25,000        666,250
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                 25,000      1,583,750
--------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                    13,000        939,640
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                        90,000      2,061,000
==========================================================================
                                                                 8,815,240
==========================================================================

PUBLISHING-0.53%

Getty Images, Inc.(a)                                26,000      1,162,200
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------


RAILROADS-0.46%

Norfolk Southern Corp.                               50,000   $  1,007,500
==========================================================================

REINSURANCE-1.68%

Everest Re Group, Ltd. (Bermuda)                     20,000      1,659,000
--------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                             37,000      2,007,990
==========================================================================
                                                                 3,666,990
==========================================================================

RESTAURANTS-1.43%

Brinker International, Inc.(a)                       75,000      2,387,250
--------------------------------------------------------------------------
Darden Restaurants, Inc.                             35,000        733,250
==========================================================================
                                                                 3,120,500
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.87%

Amkor Technology, Inc.(a)                           130,000      2,450,500
--------------------------------------------------------------------------
ASML Holding N.V.-New York Shares
  (Netherlands)(a)                                   50,000        877,500
--------------------------------------------------------------------------
Cabot Microelectronics Corp.(a)                      25,000      1,425,000
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                            37,000      1,527,730
==========================================================================
                                                                 6,280,730
==========================================================================

SEMICONDUCTORS-4.12%

AMIS Holdings, Inc.(a)                               60,000      1,209,000
--------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                            20,000        639,000
--------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)           60,000      2,632,200
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      20,000        994,200
--------------------------------------------------------------------------
Microchip Technology Inc.                            40,000      1,308,400
--------------------------------------------------------------------------
National Semiconductor Corp.(a)                      55,000      2,234,650
==========================================================================
                                                                 9,017,450
==========================================================================

SOFT DRINKS-0.97%

Coca-Cola Enterprises Inc.                          105,000      2,116,800
==========================================================================

SPECIALTY CHEMICALS-0.38%

International Flavors & Fragrances Inc.              25,000        827,500
==========================================================================

SPECIALTY STORES-4.69%

Advance Auto Parts, Inc.(a)                          17,000      1,329,740
--------------------------------------------------------------------------
Barnes & Noble, Inc.(a)                              55,000      1,639,000
--------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                            45,000      1,900,800
--------------------------------------------------------------------------
CarMax, Inc.(a)                                      16,000        504,160
--------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                     80,000      1,216,000
--------------------------------------------------------------------------
Office Depot, Inc.(a)                                70,000      1,045,100
--------------------------------------------------------------------------
Staples, Inc.(a)                                     45,000      1,206,900
--------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                             40,000      1,413,200
==========================================================================
                                                                10,254,900
==========================================================================

STEEL-0.53%

Worthington Industries, Inc.                         80,000      1,166,400
==========================================================================

SYSTEMS SOFTWARE-0.86%

Computer Associates International, Inc.              80,000      1,881,600
==========================================================================


                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-0.93%

CDW Corp.                                            23,000   $  1,381,150
--------------------------------------------------------------------------
Tech Data Corp.(a)                                   20,000        658,400
==========================================================================
                                                                 2,039,550
==========================================================================

THRIFTS & MORTGAGE FINANCE-4.59%

Countrywide Financial Corp.                          15,000      1,576,800
--------------------------------------------------------------------------
Doral Financial Corp. (Puerto Rico)                  30,000      1,515,000
--------------------------------------------------------------------------
New York Community Bancorp, Inc.                     40,000      1,448,000
--------------------------------------------------------------------------
PMI Group, Inc. (The)                                47,000      1,796,810
--------------------------------------------------------------------------
Radian Group Inc.                                    35,000      1,851,500
--------------------------------------------------------------------------
W Holding Co., Inc. (Puerto Rico)                    80,000      1,863,200
==========================================================================
                                                                10,051,310
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.08%

America Movil S.A. de C.V.-ADR (Mexico)              90,000      2,142,000
--------------------------------------------------------------------------
Nextel Communications, Inc.-Class A(a)               55,000      1,331,000
--------------------------------------------------------------------------
NII Holdings Inc.-Class B(a)                         14,000      1,079,260
==========================================================================
                                                                 4,552,260
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $179,791,474)                            209,428,240
==========================================================================

                                                                 MARKET
                                                  SHARES         VALUE
--------------------------------------------------------------------------


MONEY MARKET FUNDS-5.52%

STIC Liquid Assets Portfolio(b)                   6,039,656   $  6,039,656
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                           6,039,656      6,039,656
==========================================================================
    Total Money Market Funds (Cost
      $12,079,312)                                              12,079,312
==========================================================================
TOTAL INVESTMENTS-101.20% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $191,870,786)                  221,507,552
==========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.73%

STIC Liquid Assets Portfolio(b)(c)                1,593,500      1,593,500
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $1,593,500)                                          1,593,500
==========================================================================
TOTAL INVESTMENTS-101.93% (Cost $193,464,286)                  223,101,052
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.93%)                           (4,215,727)
==========================================================================
NET ASSETS-100.00%                                            $218,885,325
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $179,791,474)*                               $ 209,428,240
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $13,672,812)                              13,672,812
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,402,211
------------------------------------------------------------
  Fund shares sold                                   309,270
------------------------------------------------------------
  Dividends                                           22,911
------------------------------------------------------------
Investment for deferred compensation plan             19,504
------------------------------------------------------------
Other assets                                          40,165
============================================================
     Total assets                                232,895,113
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           11,831,789
------------------------------------------------------------
  Fund shares reacquired                             251,231
------------------------------------------------------------
  Deferred compensation plan                          19,504
------------------------------------------------------------
  Collateral upon return of securities loaned      1,593,500
------------------------------------------------------------
Accrued distribution fees                            121,224
------------------------------------------------------------
Accrued trustees' fees                                 4,618
------------------------------------------------------------
Accrued transfer agent fees                           94,394
------------------------------------------------------------
Accrued operating expenses                            93,528
============================================================
     Total liabilities                            14,009,788
============================================================
Net assets applicable to shares outstanding    $ 218,885,325
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 337,569,760
------------------------------------------------------------
Undistributed net investment income (loss)           (24,611)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (148,296,590)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                      29,636,766
============================================================
                                               $ 218,885,325
____________________________________________________________
============================================================


NET ASSETS:

Class A                                        $ 108,435,889
____________________________________________________________
============================================================
Class B                                        $  81,297,884
____________________________________________________________
============================================================
Class C                                        $  28,927,613
____________________________________________________________
============================================================
Class R                                        $     223,939
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           12,150,266
____________________________________________________________
============================================================
Class B                                            9,371,414
____________________________________________________________
============================================================
Class C                                            3,334,190
____________________________________________________________
============================================================
Class R                                               25,177
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        8.92
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $8.92 divided by
       94.50%)                                 $        9.44
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                     $        8.68
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                     $        8.68
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                     $        8.89
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $1,553,045 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,194)          $   625,148
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      161,100
-------------------------------------------------------------------------
Securities lending                                                 12,283
=========================================================================
    Total investment income                                       798,531
=========================================================================

EXPENSES:

Advisory fees                                                   1,343,201
-------------------------------------------------------------------------
Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                     54,362
-------------------------------------------------------------------------
Distribution fees:
    Class A                                                       283,951
-------------------------------------------------------------------------
    Class B                                                       660,267
-------------------------------------------------------------------------
    Class C                                                       206,942
-------------------------------------------------------------------------
    Class R                                                           252
-------------------------------------------------------------------------
Transfer agent fees                                               947,519
-------------------------------------------------------------------------
Trustees' fees                                                     11,580
-------------------------------------------------------------------------
Other                                                             201,946
=========================================================================
    Total expenses                                              3,760,020
=========================================================================
Less: Fees waived and expense offset arrangements                  (5,996)
=========================================================================
    Net expenses                                                3,754,024
=========================================================================
Net investment income (loss)                                   (2,955,493)
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                   14,307,340
-------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   42,907,455
=========================================================================
Net gain from investment securities                            57,214,795
=========================================================================
Net increase in net assets resulting from operations          $54,259,302
_________________________________________________________________________
=========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                  2003            2002
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (2,955,493)   $ (3,709,857)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities           14,307,340     (51,459,202)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                  42,907,455       6,176,897
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 54,259,302     (48,992,162)
==========================================================================================
Share transactions-net:
  Class A                                                       18,339,848      (8,529,105)
------------------------------------------------------------------------------------------
  Class B                                                        1,788,121      (2,639,544)
------------------------------------------------------------------------------------------
  Class C                                                        5,771,210      (1,653,044)
------------------------------------------------------------------------------------------
  Class R                                                          197,900          10,003
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         26,097,079     (12,811,690)
==========================================================================================
    Net increase (decrease) in net assets                       80,356,381     (61,803,852)
==========================================================================================

NET ASSETS:

  Beginning of year                                            138,528,944     200,332,796
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(24,611) and $(18,569) for 2003 and 2002,
    respectively)                                             $218,885,325    $138,528,944
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $1 billion of the Fund's average daily net assets plus 0.75% of the Fund's average daily net assets over $1 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Trustees and increases in expenses due to expense offset arrangements, if any) for Class A, Class B, Class C and Class R shares to the extent necessary to limit the total fund operating expenses of Class A shares to 2.00%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $2,625.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $562,458 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C and Class R shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $283,951, $660,267, $206,942 and $252, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $51,252 in front-end sales commissions from the sale of Class A shares and $293, $115, $2,637 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $3,371 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,371.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $2,377 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $1,553,045 were on loan to brokers. The loans were secured by cash collateral of $1,593,500 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $12,283 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments         $  28,160,998
------------------------------------------------------------
Temporary book/tax differences                       (24,611)
------------------------------------------------------------
Capital loss carryforward                       (146,820,822)
------------------------------------------------------------
Shares of beneficial interest                    337,569,760
============================================================
Total net assets                               $ 218,885,325
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The

Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2008                              $  9,284,312
----------------------------------------------------------
October 31, 2009                                86,724,292
----------------------------------------------------------
October 31, 2010                                50,812,218
==========================================================
Total capital loss carryforward               $146,820,822
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $355,510,296 and $328,037,408, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                         $31,518,336
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (3,357,338)
===========================================================
Net unrealized appreciation of investment
  securities                                    $28,160,998
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
$194,940,054.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses on October 31, 2003, undistributed net investment income (loss) was increased by $2,949,451, undistributed net realized gains remained unchanged and shares of beneficial interest decreased by $2,949,451. This reclassification had no effect on net assets of the Fund.


NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Class R shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                                         2003                          2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,664,279    $ 58,252,871     8,063,853    $ 72,719,270
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,281,689      24,068,217     3,669,099      31,692,709
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,644,878      12,124,964     1,168,577      10,169,033
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                        25,518         209,495         1,146          10,003
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        189,563       1,431,485        74,934         635,418
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (194,530)     (1,431,485)      (76,507)       (635,418)
======================================================================================================================
Reacquired:
  Class A                                                     (5,404,259)    (41,344,508)   (9,446,798)    (81,883,793)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,879,424)    (20,848,611)   (4,122,284)    (33,696,835)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (872,689)     (6,353,754)   (1,442,681)    (11,822,077)
----------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (1,487)        (11,595)           --              --
======================================================================================================================
                                                               3,453,538    $ 26,097,079    (2,110,661)   $(12,811,690)
______________________________________________________________________________________________________________________
======================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                                                             NOVEMBER 1,
                                                                                                                 1999
                                                                                                           (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              -------------------------------------          OCTOBER 31,
                                                                2003          2002           2001                2000
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   6.54       $  8.58        $ 14.38            $  10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)(a)     (0.13)(a)      (0.11)(a)           (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.49         (1.91)         (5.69)               4.50
===========================================================================================================================
    Total from investment operations                              2.38         (2.04)         (5.80)               4.38
===========================================================================================================================
Net asset value, end of period                                $   8.92       $  6.54        $  8.58            $  14.38
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  36.39%       (23.78)%       (40.33)%             43.80%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $108,436       $63,463        $94,457            $114,913
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                           1.90%(c)      1.83%          1.65%               1.63%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.42)%(c)    (1.49)%        (1.06)%             (0.76)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                         211%          185%           173%                183%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $81,128,932.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                                            NOVEMBER 1,
                                                                                                                1999
                                                                                                          (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                              ------------------------------------          OCTOBER 31,
                                                               2003          2002           2001                2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.40       $  8.45        $ 14.25            $  10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.18)(a)      (0.18)(a)           (0.22)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.43         (1.87)         (5.62)               4.47
==========================================================================================================================
    Total from investment operations                             2.28         (2.05)         (5.80)               4.25
==========================================================================================================================
Net asset value, end of period                                $  8.68       $  6.40        $  8.45            $  14.25
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 35.63%       (24.26)%       (40.70)%             42.50%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,298       $58,654        $81,905            $103,893
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.55%(c)      2.48%          2.32%               2.32%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.07)%(c)    (2.14)%        (1.73)%             (1.45)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                        211%          185%           173%                183%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $66,026,718.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                                        CLASS C
                                                              ------------------------------------------------------------
                                                                                                            NOVEMBER 1,
                                                                                                                1999
                                                                                                          (DATE OPERATIONS
                                                                     YEAR ENDED OCTOBER 31,                COMMENCED) TO
                                                              ------------------------------------          OCTOBER 31,
                                                               2003          2002           2001                2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  6.40       $  8.45        $ 14.26            $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.15)(a)     (0.18)(a)      (0.18)(a)          (0.22)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.43         (1.87)         (5.63)              4.48
==========================================================================================================================
    Total from investment operations                             2.28         (2.05)         (5.81)              4.26
==========================================================================================================================
Net asset value, end of period                                $  8.68       $  6.40        $  8.45            $ 14.26
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                 35.63%       (24.26)%       (40.74)%            42.60%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $28,928       $16,404        $23,971            $29,969
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                          2.55%(c)      2.48%          2.32%              2.32%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets     (2.07)%(c)    (2.14)%        (1.73)%            (1.45)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                        211%          185%           173%               183%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $20,694,220.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                          CLASS R
                                                              -------------------------------
                                                                                   JUNE 3,
                                                                                    2002
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 6.54             $  8.73
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)(a)           (0.05)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.48               (2.14)
=============================================================================================
    Total from investment operations                              2.35               (2.19)
=============================================================================================
Net asset value, end of period                                  $ 8.89             $  6.54
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  35.93%             (25.09)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  224             $     7
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           2.05%(c)            1.98%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (1.57)%(c)          (1.64)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         211%                185%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $50,310.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM U.S. Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM U.S. Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM U.S. Growth Fund as of October 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

AIM U.S. GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--96.27%

AEROSPACE & DEFENSE--1.98%

Lockheed Martin Corp.                                      240        $   11,126
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                     120            10,728
================================================================================
                                                                          21,854
================================================================================

AIR FREIGHT & LOGISTICS--1.10%

FedEx Corp.                                                160            12,122
================================================================================

AIRLINES--1.21%

Southwest Airlines Co.                                     690            13,386
================================================================================

APPAREL RETAIL--0.48%

TJX Cos., Inc. (The)                                       250             5,247
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.42%

Northern Trust Corp.                                       100             4,645
================================================================================

BIOTECHNOLOGY--0.95%

Amgen Inc.(a)                                              170            10,499
================================================================================

COMMUNICATIONS EQUIPMENT--0.58%

Cisco Systems, Inc.(a)                                     303             6,357
================================================================================

COMPUTER HARDWARE--2.46%

Dell Inc.(a)                                               750            27,090
================================================================================

CONSUMER FINANCE--1.75%

MBNA Corp.                                                 780            19,305
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--5.82%

Affiliated Computer Services, Inc.-Class A(a)              580            28,379
--------------------------------------------------------------------------------
Fiserv, Inc.(a)                                            465            16,424
--------------------------------------------------------------------------------
Paychex, Inc.                                              210             8,173
--------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                               400            11,220
================================================================================
                                                                          64,196
================================================================================

DEPARTMENT STORES--1.12%

Kohl's Corp.(a)                                            221            12,391
================================================================================

DIVERSIFIED BANKS--2.03%

Bank of America Corp.                                       80             6,058
--------------------------------------------------------------------------------
Wells Fargo & Co.                                          290            16,333
================================================================================
                                                                          22,391
================================================================================

DIVERSIFIED CHEMICALS--0.88%

E. I. du Pont de Nemours & Co.                             240             9,696
================================================================================

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
DRUG RETAIL--1.64%

Walgreen Co.                                               520        $   18,106
================================================================================

ELECTRIC UTILITIES--1.50%

FPL Group, Inc.                                            260            16,572
================================================================================

GENERAL MERCHANDISE STORES--0.54%

Target Corp.                                               150             5,961
================================================================================

HEALTH CARE DISTRIBUTORS--1.75%

Cardinal Health, Inc.                                      325            19,285
================================================================================

HEALTH CARE EQUIPMENT--2.27%

Biomet, Inc.                                               380            13,627
--------------------------------------------------------------------------------
Medtronic, Inc.                                            250            11,393
================================================================================
                                                                          25,020
================================================================================

HEALTH CARE FACILITIES--0.56%

HCA Inc.                                                   160             6,120
================================================================================

HEALTH CARE SERVICES--2.15%

Express Scripts, Inc.(a)                                   420            23,066
--------------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                             18               598
================================================================================
                                                                          23,664
================================================================================

HOME ENTERTAINMENT SOFTWARE--0.36%

Electronic Arts Inc.(a)                                     40             3,962
================================================================================

HOME IMPROVEMENT RETAIL--1.50%

Lowe's Cos., Inc.                                          280            16,500
================================================================================

HOUSEHOLD PRODUCTS--3.06%

Colgate-Palmolive Co.                                      320            17,021
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                 170            16,709
================================================================================
                                                                          33,730
================================================================================

HYPERMARKETS & SUPER CENTERS--2.51%

Wal-Mart Stores, Inc.                                      470            27,707
================================================================================

INDUSTRIAL CONGLOMERATES--2.75%

3M Co.                                                      60             4,732
--------------------------------------------------------------------------------
General Electric Co.                                       880            25,529
================================================================================
                                                                          30,261
================================================================================

INDUSTRIAL GASES--0.62%

Air Products & Chemicals, Inc.                             150             6,812
================================================================================

INDUSTRIAL MACHINERY--0.60%

Danaher Corp.                                               80             6,628
================================================================================

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
INSURANCE BROKERS--1.20%

Marsh & McLennan Cos., Inc.                                310        $   13,253
================================================================================

INTEGRATED OIL & GAS--3.70%

ChevronTexaco Corp.                                        130             9,659
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                          850            31,093
================================================================================
                                                                          40,752
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.65%

SBC Communications Inc.                                  1,020            24,460
--------------------------------------------------------------------------------
Verizon Communications Inc.                                470            15,792
================================================================================
                                                                          40,252
================================================================================

LIFE & HEALTH INSURANCE--2.68%

AFLAC Inc.                                                 810            29,549
================================================================================

MANAGED HEALTH CARE--0.83%

UnitedHealth Group Inc.                                    180             9,158
================================================================================

MOTORCYCLE MANUFACTURERS--1.63%

Harley-Davidson, Inc.                                      380            18,016
================================================================================

MOVIES & ENTERTAINMENT--1.69%

Viacom Inc.-Class B                                        190             7,575
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                      490            11,094
================================================================================
                                                                          18,669
================================================================================

MULTI-LINE INSURANCE--2.65%

American International Group, Inc.                         480            29,198
================================================================================

OIL & GAS DRILLING--0.51%

Nabors Industries, Ltd. (Bermuda)(a)                       150             5,670
================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.38%

Weatherford International Ltd. (Bermuda)(a)                120             4,170
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.28%

Citigroup Inc.                                             530            25,122
================================================================================

PERSONAL PRODUCTS--0.93%

Gillette Co. (The)                                         320            10,208
================================================================================

PHARMACEUTICALS--8.89%

Bristol-Myers Squibb Co.                                   290             7,357
--------------------------------------------------------------------------------
Johnson & Johnson                                          600            30,198
--------------------------------------------------------------------------------
Lilly (Eli) & Co.                                          130             8,661
--------------------------------------------------------------------------------
Merck & Co. Inc.                                           150             6,638
--------------------------------------------------------------------------------
Pfizer Inc.                                              1,430            45,188
================================================================================
                                                                          98,042
================================================================================

                                                                       MARKET
                                                      SHARES            VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE--1.90%

Ambac Financial Group, Inc.                                150        $   10,611
--------------------------------------------------------------------------------
Berkshire Hathaway Inc.-Class B(a)                           4            10,370
================================================================================
                                                                          20,981
================================================================================

REGIONAL BANKS--3.86%

Fifth Third Bancorp                                        300            17,388
--------------------------------------------------------------------------------
Synovus Financial Corp.                                    910            25,116
================================================================================
                                                                          42,504
================================================================================

RESTAURANTS--4.29%

Brinker International, Inc.(a)                             690            21,963
--------------------------------------------------------------------------------
Starbucks Corp.(a)                                         240             7,584
--------------------------------------------------------------------------------
Wendy's International, Inc.                                480            17,784
================================================================================
                                                                          47,331
================================================================================

SOFT DRINKS--1.68%

Coca-Cola Co. (The)                                        400            18,560
================================================================================

SYSTEMS SOFTWARE--3.75%

Microsoft Corp.                                          1,580            41,317
================================================================================

TECHNOLOGY DISTRIBUTORS--2.07%

CDW Corp.                                                  380            22,819
================================================================================

THRIFTS & MORTGAGE FINANCE--1.76%

Fannie Mae                                                 270            19,356
================================================================================

TOBACCO--2.78%

Altria Group, Inc.                                         660            30,690
================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.57%

Fastenal Co.                                               140             6,226
================================================================================
Total Common Stocks (Cost $977,921)                                    1,061,350
================================================================================
TOTAL INVESTMENTS--96.27%  (Cost $977,921)                             1,061,350
================================================================================
OTHER ASSETS LESS LIABILITIES--3.73%                                      41,155
================================================================================
NET ASSETS--100.00%                                                   $1,102,505
================================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.

See Notes to Financial Statements.

AIM U.S. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2003

ASSETS:

Investments, at market value (cost $977,921)                        $ 1,061,350
--------------------------------------------------------------------------------
Cash                                                                     50,631
--------------------------------------------------------------------------------
Receivables for:
     Investments sold                                                    12,161
--------------------------------------------------------------------------------
     Dividends                                                            1,630
--------------------------------------------------------------------------------
     Amount due from advisor                                             16,483
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                 3,462
--------------------------------------------------------------------------------
Other assets                                                                116
================================================================================
       Total assets                                                   1,145,833
================================================================================

LIABILITIES:

Payables for:
     Investments purchased                                               16,983
--------------------------------------------------------------------------------
     Deferred compensation plan                                           3,462
--------------------------------------------------------------------------------
Accrued trustees' fees                                                      575
--------------------------------------------------------------------------------
Accrued transfer agent fees                                                   6
--------------------------------------------------------------------------------
Accrued operating expenses                                               22,302
================================================================================
       Total liabilities                                                 43,328
================================================================================
Net assets applicable to shares outstanding                         $ 1,102,505
================================================================================

NET ASSETS CONSIST OF:

     Shares of beneficial interest                                  $   997,224
--------------------------------------------------------------------------------
     Undistributed net investment income (loss)                             (18)
--------------------------------------------------------------------------------
     Undistributed net realized gain from
       investment securities                                             21,870
--------------------------------------------------------------------------------
     Unrealized appreciation of investment
       securities                                                        83,429
================================================================================
                                                                    $ 1,102,505
________________________________________________________________________________
================================================================================

NET ASSETS:

Class A                                                             $   440,999
________________________________________________________________________________
================================================================================
Class B                                                             $   330,753
________________________________________________________________________________
================================================================================
Class C                                                             $   330,753
________________________________________________________________________________
================================================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                                                  40,295
________________________________________________________________________________
================================================================================
Class B                                                                  30,222
________________________________________________________________________________
================================================================================
Class C                                                                  30,222
________________________________________________________________________________
================================================================================

Class A:
     Net asset value per share                                      $     10.94
--------------------------------------------------------------------------------
     Offering price per share:
       (Net asset value of $10.94 / 94.50%)                         $     11.58
________________________________________________________________________________
================================================================================
Class B:
     Net asset value and offering price per share                   $     10.94
________________________________________________________________________________
================================================================================
Class C:
     Net asset value and offering price per share                   $     10.94
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME:
Dividends                                                             $  15,079
================================================================================

EXPENSES:

Advisory fees                                                             7,519
--------------------------------------------------------------------------------
Administrative services fees                                             50,000
--------------------------------------------------------------------------------
Custodian fees                                                            1,231
--------------------------------------------------------------------------------
Distribution fees:
     Class A                                                              1,403
--------------------------------------------------------------------------------
     Class B                                                              3,008
--------------------------------------------------------------------------------
     Class C                                                              3,008
--------------------------------------------------------------------------------
Transfer agent fees                                                          77
--------------------------------------------------------------------------------
Trustees' fees                                                            8,828
--------------------------------------------------------------------------------
Professional fees                                                        34,251
--------------------------------------------------------------------------------
Other                                                                     6,975
================================================================================
       Total expenses                                                   116,300
================================================================================
Less: Fees waived, expenses reimbursed and
  expense offset arrangements                                           (98,761)
================================================================================
       Net expenses                                                      17,539
================================================================================
Net investment income (loss)                                             (2,460)
================================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                             33,177
--------------------------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                                                  95,453
================================================================================
Net gain from investment securities                                     128,630
================================================================================
Net increase in net assets resulting from operations                  $ 126,170
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED OCTOBER 31, 2003 AND THE PERIOD AUGUST 30, 2002 (DATE OPERATIONS COMMENCED) THROUGH OCTOBER 31, 2002.


                                                                                                  2003                 2002
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment income (loss)                                                          $    (2,460)         $      (364)
---------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) from investment securities                                        33,177              (11,307)
---------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) of investment securities              95,453              (12,024)
===========================================================================================================================
       Net increase (decrease) in net assets resulting from operations                         126,170              (23,695)
===========================================================================================================================
Distributions to shareholders from net investment income:
     Class A                                                                                    (2,800)                  --
---------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                    (2,100)                  --
---------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                    (2,100)                  --
===========================================================================================================================
     Decrease in net assets resulting from distributions                                        (7,000)                  --
===========================================================================================================================
Share transactions-net:
     Class A                                                                                     2,800              400,010
---------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                     2,100              300,010
---------------------------------------------------------------------------------------------------------------------------
     Class C                                                                                     2,100              300,010
===========================================================================================================================
       Net increase in net assets resulting from share transactions                              7,000            1,000,030
===========================================================================================================================
       Net increase in net assets                                                              126,170              976,335
===========================================================================================================================

NET ASSETS:

     Beginning of year                                                                         976,335                   --
===========================================================================================================================
     End of year (including undistributed net investment income (loss) of
       $(18) and $6,561 for 2003 and 2002, respectively                                    $ 1,102,505          $   976,335
___________________________________________________________________________________________________________________________
===========================================================================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

AIM U.S. Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund is currently closed to new investors.

     The Fund's investment objective is to provide long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2 -- ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $1 billion of the Fund's average daily net assets, plus 0.70% of the Fund's next $1 billion of average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $2 billion. AIM has voluntarily agreed to waive fees and/or reimburse expenses (excluding interest, taxes, fund merger and reorganization expenses, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Class A, Class B and Class C shares to the extent necessary to limit the total annual fund operating expenses of Class A, Class B and Class C shares to 1.75%. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended October 31, 2003, AIM waived fees of $7,519 and reimbursed expenses of $82,945.

     The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $50,000 for such services.

     The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $44 for such services.

     The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, AIM Distributors may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has voluntarily agreed to waive all fees during the time the shares are not available for sale. Voluntary fee waivers may be modified or discontinued at any time. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B and Class C shares paid $0, $0 and $0, respectively after AIM Distributors waived plan fees of $1,403, $3,008 and $3,008, respectively.

     Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3 -- EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $11 and reductions in custodian fees of $867 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $878.

NOTE 4 -- TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

     Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

     During the year ended October 31, 2003, the Fund paid legal fees of $2,189 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5 -- BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

     Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

     During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving line of credit facility.

     Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6 -- DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the year ended October 31, 2003 and the period August 30, 2002 (date operations commenced) through October 31, 2002 was as follows:

                                                         2003               2002
--------------------------------------------------------------------------------
Distributions paid from ordinary income            $    7,000         $       --

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                        $    25,830
----------------------------------------------------------------
Unrealized appreciation - investments                     83,243
----------------------------------------------------------------
Temporary book/tax differences                            (3,792)
----------------------------------------------------------------
Shares of beneficial interest                            997,224
----------------------------------------------------------------
Total net assets                                     $ 1,102,505
================================================================

     The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

     The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation.

NOTE 7 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $379,065 and $405,462, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION) OF
             INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                               $ 108,470
----------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                 (25,227)
================================================================
Net unrealized appreciation of investment
  securities                                          $  83,243
________________________________________________________________
================================================================
Cost of investments for tax purposes is $978,107.

NOTE 8 -- RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of stock issuance cost and non-deductible excise taxes, on October 31, 2003, undistributed net investment income was increased by $2,881 and the shares of beneficial interest decreased by $2,881. This reclassification had no effect on the net assets of the Fund.

NOTE 9 -- SHARE INFORMATION

The Fund currently consists of three different classes of shares that are not available for sale: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under some circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                                               AUGUST 30, 2002
                                                                                               (DATE OPERATIONS
                                                               YEAR ENDED                        COMMENCED) TO
                                                            OCTOBER 31, 2003                   OCTOBER 31, 2002
                                                      ----------------------------       -----------------------------
                                                        SHARES            AMOUNT           SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A*                                                    --         $       --          40,001         $  400,010
----------------------------------------------------------------------------------------------------------------------
  Class B*                                                    --                 --          30,001            300,010
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                    --                 --          30,001            300,010
======================================================================================================================
Issued as reinvestment of dividends:
  Class A*                                                   294              2,800              --                 --
----------------------------------------------------------------------------------------------------------------------
  Class B*                                                   221              2,100              --                 --
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                   221              2,100              --                 --
======================================================================================================================
                                                             736         $    7,000         100,003         $1,000,030
______________________________________________________________________________________________________________________
======================================================================================================================

* Currently, the fund is not open to investors and consequently all shares are owned by AIM.

NOTE 10 -- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding during the year ended October 31, 2003 and the period August 30, 2002 (date operations commenced) to October 31, 2002.

                                                                                        CLASS A
                                                                             ------------------------------
                                                                                            AUGUST 30, 2002
                                                                                           (DATE OPERATIONS
                                                                              YEAR ENDED     COMMENCED) TO
                                                                              OCTOBER 31,     OCTOBER 31,
                                                                                 2003            2002
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                         $   9.76              $  10.00
-----------------------------------------------------------------------------------------------------------
Income from investment operations:

     Net investment income (loss)                                               (0.02)                 0.00
-----------------------------------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized and unrealized)             1.27                 (0.24)
===========================================================================================================
         Total from investment operations                                        1.25                 (0.24)
===========================================================================================================
Less dividends from net investment income                                       (0.07)                   --
===========================================================================================================
Net asset value, end of period                                               $  10.94              $   9.76
___________________________________________________________________________________________________________
===========================================================================================================
Total return(a)                                                                 12.92%                (2.40)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                     $    441              $    391
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and expense reimbursements                                 1.84%(b)              1.76%(c)
-----------------------------------------------------------------------------------------------------------
     Without fee waivers and expense reimbursements                             11.21%(b)             22.45%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of net investment income (loss) to average net assets                     (0.25)%(b)            (0.22)%(c)
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate(d)                                                         39%                    1%
___________________________________________________________________________________________________________
===========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $401,019.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                                   CLASS B
                                                                        ------------------------------
                                                                                       AUGUST 30, 2002
                                                                                      (DATE OPERATIONS
                                                                        YEAR ENDED      COMMENCED) TO
                                                                        OCTOBER 31,      OCTOBER 31,
                                                                           2003             2002
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $     9.76         $    10.00
------------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss)                                             (0.02)             (0.00)
------------------------------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized and unrealized)           1.27              (0.24)
======================================================================================================
         Total from investment operations                                      1.25              (0.24)
======================================================================================================
Less dividends from net investment income                                     (0.07)                --
======================================================================================================
Net asset value, end of period                                           $    10.94         $     9.76
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                                                               12.92%             (2.40)%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $      331         $      293
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and expense reimbursements                               1.84%(b)           1.76%(c)
------------------------------------------------------------------------------------------------------
     Without fee waivers and expense reimbursements                           11.86%(b)          23.10%(c)
______________________________________________________________________________________________________
======================================================================================================
Ratio of net investment income (loss) to average net assets                   (0.25)%(b)         (0.22)%(c)
______________________________________________________________________________________________________
======================================================================================================
Portfolio turnover rate(d)                                                       39%                 1%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $300,767.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

                                                                                 CLASS C
                                                                      -----------------------------
                                                                                    AUGUST 30, 2002
                                                                                   (DATE OPERATIONS
                                                                      YEAR ENDED     COMMENCED) TO
                                                                      OCTOBER 31,     OCTOBER 31,
                                                                         2003            2002
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                     $   9.76          $  10.00
---------------------------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss)                                           (0.02)            (0.00)
---------------------------------------------------------------------------------------------------
     Net gains (losses) on securities (both realized and unrealized)         1.27             (0.24)
===================================================================================================
         Total from investment operations                                    1.25             (0.24)
===================================================================================================
Less dividends from net investment income                                   (0.07)               --
===================================================================================================
Net asset value, end of period                                           $  10.94          $   9.76
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                                                             12.92%            (2.40)%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                 $    331          $    293
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net assets:
     With fee waivers and expense reimbursements                             1.84%(b)          1.76%(c)
---------------------------------------------------------------------------------------------------
     Without fee waivers and expense reimbursements                         11.86%(b)         23.10%(c)
___________________________________________________________________________________________________
===================================================================================================
Ratio of net investment income (loss) to average net assets                 (0.25)%(b)        (0.22)%(c)
___________________________________________________________________________________________________
===================================================================================================
Portfolio turnover rate(d)                                                     39%                1%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $300,767.
(c)  Annualized.
(d)  Not annualized for periods less than one year.

NOTE 11 -- SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

     On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the chief executive officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

     The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

     The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from alleged illegal activities; civil penalties; and other relief.

     The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

     If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

     AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

     In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts to seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunction relief; disgorgement; equitable relief; interest and the payment of attorneys' fees and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

     At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Weingarten Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                   MARKET
                                                  SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.50%

ADVERTISING-0.85%

Omnicom Group Inc.                                   300,000   $   23,940,000
=============================================================================

APPAREL RETAIL-1.53%

Gap, Inc. (The)                                    2,250,000       42,930,000
=============================================================================

APPLICATION SOFTWARE-0.55%

PeopleSoft, Inc.(a)                                  750,000       15,570,000
=============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.67%

Franklin Resources, Inc.                             400,000       18,968,000
=============================================================================

BIOTECHNOLOGY-3.30%

Amgen Inc.(a)                                        750,000       46,320,000
-----------------------------------------------------------------------------
Genentech, Inc.(a)                                   400,000       32,788,000
-----------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                             250,000       13,645,000
=============================================================================
                                                                   92,753,000
=============================================================================

BREWERS-0.53%

Anheuser-Busch Cos., Inc.                            300,000       14,778,000
=============================================================================

CASINOS & GAMING-0.76%

International Game Technology                        650,000       21,287,500
=============================================================================

COMMUNICATIONS EQUIPMENT-6.32%

Cisco Systems, Inc.(a)                             4,000,000       83,920,000
-----------------------------------------------------------------------------
Corning Inc.(a)                                    2,000,000       21,960,000
-----------------------------------------------------------------------------
Juniper Networks, Inc.(a)                          1,250,000       22,487,500
-----------------------------------------------------------------------------
Motorola, Inc.                                     2,000,000       27,060,000
-----------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)                  5,000,000       22,250,000
=============================================================================
                                                                  177,677,500
=============================================================================

COMPUTER & ELECTRONICS RETAIL-1.66%

Best Buy Co., Inc.                                   800,000       46,648,000
=============================================================================

COMPUTER HARDWARE-2.60%

Dell Inc.(a)                                       1,400,000       50,568,000
-----------------------------------------------------------------------------
International Business Machines Corp.                250,000       22,370,000
=============================================================================
                                                                   72,938,000
=============================================================================

COMPUTER STORAGE & PERIPHERALS-2.05%

EMC Corp.(a)                                       3,000,000       41,520,000
-----------------------------------------------------------------------------
Seagate Technology (Cayman Islands)                  700,000       16,086,000
=============================================================================
                                                                   57,606,000
=============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.54%

Deere & Co.                                          250,000       15,155,000
=============================================================================

-----------------------------------------------------------------------------
                                                                   MARKET
                                                  SHARES           VALUE

CONSUMER FINANCE-3.03%

American Express Co.                                 750,000   $   35,197,500
-----------------------------------------------------------------------------
MBNA Corp.                                         1,150,000       28,462,500
-----------------------------------------------------------------------------
SLM Corp.                                            550,000       21,538,000
=============================================================================
                                                                   85,198,000
=============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.15%

Affiliated Computer Services, Inc.-Class A(a)        300,000       14,679,000
-----------------------------------------------------------------------------
First Data Corp.                                     300,000       10,710,000
-----------------------------------------------------------------------------
Fiserv, Inc.(a)                                      550,000       19,426,000
-----------------------------------------------------------------------------
Paychex, Inc.                                        400,000       15,568,000
=============================================================================
                                                                   60,383,000
=============================================================================

DIVERSIFIED BANKS-0.57%

Wachovia Corp.                                       350,000       16,054,500
=============================================================================

DIVERSIFIED CAPITAL MARKETS-1.15%

J.P. Morgan Chase & Co.                              900,000       32,310,000
=============================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.90%

Apollo Group, Inc.-Class A(a)                        300,000       19,059,000
-----------------------------------------------------------------------------
Cendant Corp.(a)                                   2,250,000       45,967,500
-----------------------------------------------------------------------------
H&R Block, Inc.                                      350,000       16,481,500
=============================================================================
                                                                   81,508,000
=============================================================================

DRUG RETAIL-0.50%

CVS Corp.                                            400,000       14,072,000
=============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.80%

Agilent Technologies, Inc.(a)                        900,000       22,428,000
=============================================================================

FOOTWEAR-0.57%

NIKE, Inc.-Class B                                   250,000       15,975,000
=============================================================================

GENERAL MERCHANDISE STORES-1.25%

Family Dollar Stores, Inc.                           350,000       15,263,500
-----------------------------------------------------------------------------
Target Corp.                                         500,000       19,870,000
=============================================================================
                                                                   35,133,500
=============================================================================

HEALTH CARE EQUIPMENT-4.32%

Becton, Dickinson & Co.                              350,000       12,796,000
-----------------------------------------------------------------------------
Boston Scientific Corp.(a)                           850,000       57,562,000
-----------------------------------------------------------------------------
Guidant Corp.                                        400,000       20,404,000
-----------------------------------------------------------------------------
Medtronic, Inc.                                      250,000       11,392,500
-----------------------------------------------------------------------------

                                                                   MARKET
                                                  SHARES           VALUE
-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Zimmer Holdings, Inc.(a)                             300,000   $   19,143,000
=============================================================================
                                                                  121,297,500
=============================================================================

HEALTH CARE SERVICES-0.89%

Caremark Rx, Inc.(a)                               1,000,000       25,050,000
=============================================================================

HEALTH CARE SUPPLIES-0.98%

Alcon, Inc. (Switzerland)                            500,000       27,555,000
=============================================================================

HOME ENTERTAINMENT SOFTWARE-0.88%

Electronic Arts Inc.(a)                              250,000       24,760,000
=============================================================================

HOME IMPROVEMENT RETAIL-1.65%

Home Depot, Inc. (The)                             1,250,000       46,337,500
=============================================================================

HOTELS, RESORTS & CRUISE LINES-0.48%

Starwood Hotels & Resorts Worldwide, Inc.            400,000       13,492,000
=============================================================================

HOUSEHOLD PRODUCTS-1.91%

Colgate-Palmolive Co.                                175,000        9,308,250
-----------------------------------------------------------------------------
Procter & Gamble Co. (The)                           450,000       44,230,500
=============================================================================
                                                                   53,538,750
=============================================================================

INDUSTRIAL CONGLOMERATES-2.23%

Tyco International Ltd. (Bermuda)                  3,000,000       62,640,000
=============================================================================

INDUSTRIAL MACHINERY-1.17%

Danaher Corp.                                        250,000       20,712,500
-----------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                 200,000       12,080,000
=============================================================================
                                                                   32,792,500
=============================================================================

INTERNET RETAIL-3.45%

Amazon.com, Inc.(a)                                1,000,000       54,420,000
-----------------------------------------------------------------------------
eBay Inc.(a)                                         400,000       22,376,000
-----------------------------------------------------------------------------
InterActiveCorp.(a)                                  550,000       20,190,500
=============================================================================
                                                                   96,986,500
=============================================================================

INTERNET SOFTWARE & SERVICES-1.55%

Yahoo! Inc.(a)                                     1,000,000       43,700,000
=============================================================================

INVESTMENT BANKING & BROKERAGE-4.93%

Charles Schwab Corp. (The)                         1,650,000       22,374,000
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      500,000       46,950,000
-----------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                        550,000       39,600,000
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            500,000       29,600,000
=============================================================================
                                                                  138,524,000
=============================================================================

IT CONSULTING & OTHER SERVICES-1.04%

Accenture Ltd.-Class A (Bermuda)(a)                1,250,000       29,250,000
=============================================================================

MANAGED HEALTH CARE-3.13%

Aetna Inc.                                         1,000,000       57,410,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                                   MARKET
                                                  SHARES           VALUE
MANAGED HEALTH CARE-(CONTINUED)

UnitedHealth Group Inc.                              600,000   $   30,528,000
=============================================================================
                                                                   87,938,000
=============================================================================

MOTORCYCLE MANUFACTURERS-0.42%

Harley-Davidson, Inc.                                250,000       11,852,500
=============================================================================

MOVIES & ENTERTAINMENT-0.99%

Viacom Inc.-Class B                                  700,000       27,909,000
=============================================================================

MULTI-LINE INSURANCE-0.76%

American International Group, Inc.                   350,000       21,290,500
=============================================================================

OIL & GAS DRILLING-0.73%

ENSCO International Inc.                             350,000        9,222,500
-----------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                 300,000       11,340,000
=============================================================================
                                                                   20,562,500
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.33%

Schlumberger Ltd. (Netherlands)                      200,000        9,394,000
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.53%

Citigroup Inc.                                     1,500,000       71,100,000
=============================================================================

PHARMACEUTICALS-5.47%

Johnson & Johnson                                    550,000       27,681,500
-----------------------------------------------------------------------------
Lilly (Eli) & Co.                                    325,000       21,651,500
-----------------------------------------------------------------------------
Pfizer Inc.                                        1,350,000       42,660,000
-----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                           350,000       19,911,500
-----------------------------------------------------------------------------
Wyeth                                                950,000       41,933,000
=============================================================================
                                                                  153,837,500
=============================================================================

SEMICONDUCTOR EQUIPMENT-3.24%

Applied Materials, Inc.(a)                         1,250,000       29,212,500
-----------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          1,500,000       61,935,000
=============================================================================
                                                                   91,147,500
=============================================================================

SEMICONDUCTORS-9.26%

Analog Devices, Inc.(a)                            1,000,000       44,330,000
-----------------------------------------------------------------------------
Intel Corp.                                        1,800,000       59,490,000
-----------------------------------------------------------------------------
Linear Technology Corp.                              700,000       29,827,000
-----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      600,000       29,826,000
-----------------------------------------------------------------------------
Microchip Technology Inc.                          1,000,000       32,710,000
-----------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                                2,000,000       22,120,000
-----------------------------------------------------------------------------
Texas Instruments Inc.                             1,450,000       41,934,000
=============================================================================
                                                                  260,237,000
=============================================================================

SOFT DRINKS-0.77%

PepsiCo, Inc.                                        450,000       21,519,000
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE
-----------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.48%

Ecolab Inc.                                          500,000   $   13,445,000
=============================================================================

SPECIALTY STORES-1.32%

Bed Bath & Beyond Inc.(a)                            500,000       21,120,000
-----------------------------------------------------------------------------
Staples, Inc.(a)                                     600,000       16,092,000
=============================================================================
                                                                   37,212,000
=============================================================================

SYSTEMS SOFTWARE-7.31%

Computer Associates International, Inc.            1,850,000       43,512,000
-----------------------------------------------------------------------------
Microsoft Corp.                                    3,500,000       91,525,000
-----------------------------------------------------------------------------
Oracle Corp.(a)                                    1,500,000       17,940,000
-----------------------------------------------------------------------------
VERITAS Software Corp.(a)                          1,450,000       52,417,500
=============================================================================
                                                                  205,394,500
=============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,125,580,640)                           2,712,075,750
=============================================================================

MONEY MARKET FUNDS-2.59%

STIC Liquid Assets Portfolio(b)                   36,428,079       36,428,079
-----------------------------------------------------------------------------
STIC Prime Portfolio(b)                           36,428,079       36,428,079
=============================================================================
    Total Money Market Funds (Cost
      $72,856,158)                                                 72,856,158
=============================================================================
TOTAL INVESTMENTS-99.09% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $2,198,436,798)                 2,784,931,908
=============================================================================

-----------------------------------------------------------------------------
                                                                   MARKET
                                                  SHARES           VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.39%

STIC Liquid Assets Portfolio(b)(c)                38,996,800   $   38,996,800
=============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $38,996,800)                                           38,996,800
=============================================================================
TOTAL INVESTMENTS-100.48% (Cost
  $2,237,433,598)                                               2,823,928,708
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.48%)                             (13,478,280)
=============================================================================
NET ASSETS-100.00%                                             $2,810,450,428
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $2,125,580,640)*                           $ 2,712,075,750
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $111,852,958)                      111,852,958
------------------------------------------------------------
Foreign currencies, at value (cost $361)                 368
------------------------------------------------------------
Cash                                                  38,826
------------------------------------------------------------
Receivables for:
  Investments sold                                56,632,123
------------------------------------------------------------
  Fund shares sold                                   752,372
------------------------------------------------------------
  Dividends                                        1,956,386
------------------------------------------------------------
Investment for deferred compensation plan            202,866
------------------------------------------------------------
Other assets                                         118,747
============================================================
    Total assets                               2,883,630,396
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,490,221
------------------------------------------------------------
  Fund shares reacquired                           5,738,163
------------------------------------------------------------
  Deferred compensation plan                         202,866
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        38,996,800
------------------------------------------------------------
Accrued distribution fees                          1,089,622
------------------------------------------------------------
Accrued trustees' fees                               267,499
------------------------------------------------------------
Accrued transfer agent fees                        1,913,397
------------------------------------------------------------
Accrued operating expenses                           481,400
============================================================
    Total liabilities                             73,179,968
============================================================
Net assets applicable to shares outstanding  $ 2,810,450,428
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 5,800,081,560
------------------------------------------------------------
Undistributed net investment income (loss)          (462,775)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (3,575,663,474)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      586,495,117
============================================================
                                             $ 2,810,450,428
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 2,160,823,000
____________________________________________________________
============================================================
Class B                                      $   555,778,704
____________________________________________________________
============================================================
Class C                                      $    91,324,993
____________________________________________________________
============================================================
Class R                                      $       311,194
____________________________________________________________
============================================================
Institutional Class                          $     2,212,537
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          186,477,767
____________________________________________________________
============================================================
Class B                                           51,888,597
____________________________________________________________
============================================================
Class C                                            8,518,684
____________________________________________________________
============================================================
Class R                                               26,927
____________________________________________________________
============================================================
Institutional Class                                  181,315
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         11.59
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.59 divided by
      94.50%)                                $         12.26
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         10.71
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         10.72
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         11.56
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         12.20
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $37,694,563 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $119,306)        $  20,368,727
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        414,720
---------------------------------------------------------------------------
Interest                                                              3,316
---------------------------------------------------------------------------
Securities lending                                                   71,442
===========================================================================
    Total investment income                                      20,858,205
===========================================================================

EXPENSES:

Advisory fees                                                    17,030,956
---------------------------------------------------------------------------
Administrative services fees                                        519,857
---------------------------------------------------------------------------
Custodian fees                                                      187,065
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,092,977
---------------------------------------------------------------------------
  Class B                                                         5,246,170
---------------------------------------------------------------------------
  Class C                                                           852,575
---------------------------------------------------------------------------
  Class R                                                               920
---------------------------------------------------------------------------
Transfer agent fees                                              12,045,211
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,175
---------------------------------------------------------------------------
Trustees' fees                                                       56,657
---------------------------------------------------------------------------
Other                                                             1,125,910
===========================================================================
    Total expenses                                               43,159,473
===========================================================================
Less: Fees waived and expense offset arrangements                   (56,902)
===========================================================================
    Net expenses                                                 43,102,571
===========================================================================
Net investment income (loss)                                    (22,244,366)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (151,651,661)
---------------------------------------------------------------------------
  Foreign currencies                                                115,427
---------------------------------------------------------------------------
  Option contracts written                                       (1,282,993)
===========================================================================
                                                               (152,819,227)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         703,746,614
---------------------------------------------------------------------------
  Foreign currencies                                                    (19)
---------------------------------------------------------------------------
  Option contracts written                                          (44,617)
===========================================================================
                                                                703,701,978
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              550,882,751
===========================================================================
Net increase in net assets resulting from operations          $ 528,638,385
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (22,244,366)   $   (32,392,421)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (152,819,227)      (796,583,815)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    703,701,978       (246,187,556)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  528,638,385     (1,075,163,792)
===============================================================================================
Share transactions-net:
  Class A                                                       (354,029,189)    (1,064,806,254)
-----------------------------------------------------------------------------------------------
  Class B                                                        (78,758,321)      (180,109,268)
-----------------------------------------------------------------------------------------------
  Class C                                                        (11,803,823)       (30,575,415)
-----------------------------------------------------------------------------------------------
  Class R                                                            190,176             72,385
-----------------------------------------------------------------------------------------------
  Institutional Class                                                (83,682)        (5,419,461)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (444,484,839)    (1,280,838,013)
===============================================================================================
    Net increase (decrease) in net assets                         84,153,546     (2,356,001,805)
===============================================================================================

NET ASSETS:

  Beginning of year                                            2,726,296,882      5,082,298,687
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(462,775) and $(437,153) for 2003 and 2002,
    respectively)                                             $2,810,450,428    $ 2,726,296,882
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $8,168. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $519,857 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as AIM Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $6,264,097 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $6,092,977, $5,246,170, $852,575 and $920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $286,925 in front-end sales commissions from the sale of Class A shares and $3,720, $0, $7,667 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $47,339 and reductions in custodian fees of $1,395 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $48,734.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $6,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $37,694,563 were on loan to brokers. The loans were secured by cash collateral of $38,996,800 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $71,442 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                   -------------------------
                                   NUMBER OF      PREMIUMS
                                   CONTRACTS      RECEIVED
------------------------------------------------------------
Beginning of year                     2,500     $    585,867
------------------------------------------------------------
Written                              87,660       14,767,945
------------------------------------------------------------
Closed                              (68,350)     (12,127,993)
------------------------------------------------------------
Exercised                           (20,307)      (2,862,014)
------------------------------------------------------------
Expired                              (1,503)        (363,805)
============================================================
End of year                              --     $         --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   529,571,996
------------------------------------------------------------
Temporary book/tax differences                      (462,775)
------------------------------------------------------------
Capital loss carryforward                     (3,518,740,353)
------------------------------------------------------------
Shares of beneficial interest                  5,800,081,560
============================================================
Total net assets                             $ 2,810,450,428
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the tax deferral of losses on certain option transactions. Amount includes appreciation on foreign currencies of $7.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2009                                                $2,559,101,338
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,518,740,353
______________________________________________________________________________
==============================================================================


NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $2,894,591,510 and $3,402,084,060, respectively.

UNREALIZED APPRECIATION (DEPRECIATION)OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $572,406,984
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,834,995)
==============================================================================
Net unrealized appreciation of investment securities             $529,571,989
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,294,356,719.


NOTE 10--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses on October 31, 2003, undistributed net investment income increased by $22,218,744, undistributed net realized gains decreased by $115,427 and shares of beneficial interest decreased by $22,103,317. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                          2003                             2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,192,956    $ 102,256,843      16,597,940    $   199,251,597
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,051,931       47,044,808       5,995,984         66,787,479
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,715,252       15,941,057       1,919,777         21,362,371
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         23,136          234,973           7,975             72,385
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              16,638          177,847          45,598            504,589
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,369,192       14,331,798         368,013          4,307,233
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,477,850)     (14,331,798)       (393,806)        (4,307,233)
=============================================================================================================================
Reacquired:
  Class A                                                     (47,251,093)    (470,617,830)   (111,225,206)    (1,268,365,084)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,154,199)    (111,471,331)    (22,942,810)      (242,589,514)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,990,841)     (27,744,880)     (4,815,984)       (51,937,786)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (4,184)         (44,797)             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (25,361)        (261,529)       (438,298)        (5,924,050)
=============================================================================================================================
                                                              (45,534,423)   $(444,484,839)   (114,880,817)   $(1,280,838,013)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------------------------
                                                       2003               2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     9.47         $    12.65      $    28.16      $    28.31      $    21.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.07)             (0.07)(a)       (0.10)          (0.14)(a)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       2.19              (3.11)         (11.87)           3.18            8.16
=================================================================================================================================
    Total from investment operations                      2.12              (3.18)         (11.97)           3.04            8.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --                 --              --              --           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --                 --           (3.54)          (3.19)          (1.46)
=================================================================================================================================
    Total distributions                                     --                 --           (3.54)          (3.19)          (1.47)
=================================================================================================================================
Net asset value, end of period                      $    11.59         $     9.47      $    12.65      $    28.16      $    28.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          22.39%            (25.14)%        (47.38)%         10.61%          38.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,160,823         $2,104,660      $4,001,552      $8,948,781      $8,089,739
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        1.47%(c)           1.33%           1.21%           1.03%           1.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.47%(c)           1.33%           1.22%           1.07%           1.08%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.68)%(c)         (0.64)%         (0.56)%         (0.45)%         (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    111%               217%            240%            145%            124%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,030,992,456.

                                                                                     CLASS B
                                                  -----------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                  -----------------------------------------------------------------------------
                                                    2003             2002            2001             2000              1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.82         $  11.86        $  26.82        $    27.29        $    21.12
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.14)           (0.15)(a)       (0.21)            (0.36)(a)         (0.30)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          2.03            (2.89)         (11.21)             3.08              7.93
===============================================================================================================================
    Total from investment operations                  1.89            (3.04)         (11.42)             2.72              7.63
===============================================================================================================================
Less distributions from net realized gains              --               --           (3.54)            (3.19)            (1.46)
===============================================================================================================================
Net asset value, end of period                    $  10.71         $   8.82        $  11.86        $    26.82        $    27.29
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      21.43%          (25.63)%        (47.75)%            9.76%            37.59%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $555,779         $533,224        $922,476        $1,927,514        $1,291,456
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    2.17%(c)         2.04%           1.92%             1.78%             1.82%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 2.17%(c)         2.04%           1.93%             1.82%             1.87%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                         (1.38)%(c)       (1.34)%         (1.27)%           (1.20)%           (1.17)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                111%             217%            240%              145%              124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $524,617,004.

                                                                             AIM
WEINGARTEN FUND

NOTE 12--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                               2003            2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.83         $ 11.87      $  26.85      $  27.30      $  21.14
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)          (0.15)(a)     (0.21)        (0.36)(a)     (0.30)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.03           (2.89)       (11.23)         3.10          7.92
===============================================================================================================================
    Total from investment operations                             1.89           (3.04)       (11.44)         2.74          7.62
===============================================================================================================================
Less distributions from net realized gains                         --              --         (3.54)        (3.19)        (1.46)
===============================================================================================================================
Net asset value, end of period                                $ 10.72         $  8.83      $  11.87      $  26.85      $  27.30
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 21.40%         (25.61)%      (47.77)%        9.83%        37.50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $91,325         $86,455      $150,604      $301,590      $105,420
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.17%(c)        2.04%         1.92%         1.78%         1.82%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.17%(c)        2.04%         1.93%         1.82%         1.87%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.38)%(c)      (1.34)%       (1.27)%       (1.20)%       (1.17)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                           111%            217%          240%          145%          124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $85,257,460.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                  JUNE 3, 2002
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.47               $ 11.36
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)                (0.03)(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.15                 (1.86)
===============================================================================================
    Total from investment operations                              2.09                 (1.89)
===============================================================================================
Net asset value, end of period                                  $11.56               $  9.47
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  22.07%               (16.64)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  311               $    76
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:                          1.67%(c)              1.53%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.88)%(c)            (0.84)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         111%                  217%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $184,086.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                             AIM
WEINGARTEN FUND

NOTE 12--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                   INSTITUTIONAL CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2003           2002         2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.91         $ 13.16      $ 29.00      $ 28.96      $  22.18
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.00           (0.01)(a)    (0.01)       (0.06)(a)      0.02
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.29           (3.24)      (12.29)        3.29          8.32
============================================================================================================================
    Total from investment operations                            2.29           (3.25)      (12.30)        3.23          8.34
============================================================================================================================
Less distributions:
  Dividends from net investment income                            --              --           --           --         (0.10)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --              --        (3.54)       (3.19)        (1.46)
============================================================================================================================
    Total distributions                                           --              --        (3.54)       (3.19)        (1.56)
============================================================================================================================
Net asset value, end of period                                $12.20         $  9.91      $ 13.16      $ 29.00      $  28.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                23.11%         (24.70)%     (47.11)%      11.07%        39.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,213         $ 1,883      $ 7,667      $18,634      $114,076
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              0.78%(c)        0.82%        0.69%        0.64%         0.63%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           0.78%(c)        0.82%        0.70%        0.68%         0.68%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     0.01%(c)       (0.12)%      (0.04)%      (0.04)%        0.02%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                          111%            217%         240%         145%          124%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $1,901,891.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

                                                      AIM AGGRESSIVE GROWTH FUND
                                                              AIM BLUE CHIP FUND
                                                    AIM CAPITAL DEVELOPMENT FUND
                                                                AIM CHARTER FUND
                                                          AIM CONSTELLATION FUND
                                                             AIM WEINGARTEN FUND

                                                                     PROSPECTUS
                                                              FEBRUARY 27, 2004

Institutional Classes

AIM Aggressive Growth Fund seeks to provide long-term growth of capital.

AIM Blue Chip Fund seeks to provide long-term growth of capital and, secondarily, current income.

AIM Capital Development Fund seeks to provide long-term growth of capital.

AIM Charter Fund seeks to provide growth of capital.

AIM Constellation Fund seeks to provide growth of capital.

AIM Weingarten Fund seeks to provide growth of capital.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in a fund:

- is not FDIC insured;

- may lose value; and

- is not guaranteed by a bank.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------

AIM Aggressive Growth Fund                           1

AIM Blue Chip Fund                                   1

AIM Capital Development Fund                         1

AIM Charter Fund                                     1

AIM Constellation Fund                               2

AIM Weingarten Fund                                  2

PRINCIPAL RISKS OF INVESTING IN THE FUNDS            2
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    6

FEE TABLE AND EXPENSE EXAMPLE                        8
------------------------------------------------------

Fee Table                                            8

Expense Example                                      8

FUND MANAGEMENT                                      9
------------------------------------------------------

The Advisors                                         9

Advisor Compensation                                 9

Portfolio Managers                                   9

OTHER INFORMATION                                   10
------------------------------------------------------

Dividends and Distributions                         10

Suitability for Investors                           10

Future Fund Closure                                 10

FINANCIAL HIGHLIGHTS                                11
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Purchasing Shares                                  A-1

Redeeming Shares                                   A-2

Pricing of Shares                                  A-2

Taxes                                              A-2

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc. AIM Trimark is a servicemark of
A I M Management Group Inc. and AIM Funds Management Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM AGGRESSIVE GROWTH FUND (AGGRESSIVE GROWTH)
The fund's investment objective is to achieve long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in common stocks of companies whose earnings the fund's portfolio managers expect to grow more than 15% per year. The fund will invest in securities of small- and medium-sized growth companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM BLUE CHIP FUND (BLUE CHIP)

The fund's primary investment objective is long-term growth of capital with a secondary objective of current income. The investment objectives of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objectives by investing, normally, at least 80% of its assets, in securities of blue chip companies. In complying with this 80% investment requirement, the fund may invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers blue chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000--Registered Trademark--Index during the most recent 11-month period, based on month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

- MARKET CHARACTERISTICS--Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

- FINANCIAL CHARACTERISTICS--Companies that possess at least one of the following attributes (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors;
  (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.

    The portfolio managers consider whether to sell a particular security when they believe the issuer of the security no longer is a market leader, and/or it no longer has the characteristics described above. When the portfolio managers believe securities other than marketable equity securities offer the opportunity for long-term growth of capital and current income, the fund may invest in United States government securities and high-quality debt securities.

AIM CAPITAL DEVELOPMENT FUND (CAPITAL DEVELOPMENT)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. Among factors which the portfolio managers may consider when purchasing these securities are (1) the growth prospects for a company's products; (2) the economic outlook for its industry; (3) a company's new product development; (4) its operating management capabilities; (5) the relationship between the price of the security and its estimated fundamental value; (6) relevant market, economic and political environments; and (7) financial characteristics, such as balance sheet analysis and return on assets. The portfolio managers consider whether to sell a particular security when any one of these factors materially changes or when the securities are no longer considered medium-sized company securities.

AIM CHARTER FUND (CHARTER)

The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing at least 65% of its total assets in securities of established companies that have long-term above-average growth in earnings and growth companies that the portfolio managers believe have the potential for above-average growth in earnings. In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes. For risk management or cash management purposes, the fund may hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase. A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

AIM CONSTELLATION FUND (CONSTELLATION)
The fund's investment objective is growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when it no longer meets these criteria. The fund will invest without regard to market capitalization.

AIM WEINGARTEN FUND (WEINGARTEN)
The fund's investment objective is to provide growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund will invest primarily in common stocks of seasoned and better-capitalized companies. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

CAPITAL DEVELOPMENT AND WEINGARTEN

Each fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives. If a fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

ALL FUNDS

Each of Aggressive Growth, Blue Chip and Capital Development may invest up to 25% of its total assets in foreign securities. Each of Charter, Constellation and Weingarten may invest up to 20% of its total assets in foreign securities. For cash management purposes, the funds may also hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BLUE CHIP

The income you may receive from your investment in Blue Chip may vary.

AGGRESSIVE GROWTH, CAPITAL DEVELOPMENT AND CONSTELLATION

The fluctuation in the value of your investment is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

CHARTER

To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

AGGRESSIVE GROWTH--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................    27.89%

BLUE CHIP--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................    26.14%

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CAPITAL DEVELOPMENT--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2003...................................................................    36.09%

CHARTER--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................   -3.84%
1995...................................................................   36.13%
1996...................................................................   20.29%
1997...................................................................   25.18%
1998...................................................................   27.40%
1999...................................................................   34.37%
2000...................................................................  -14.37%
2001...................................................................  -22.67%
2002...................................................................  -15.81%
2003...................................................................   24.64%

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

CONSTELLATION--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    1.80%
1995...................................................................   36.16%
1996...................................................................   16.83%
1997...................................................................   13.45%
1998...................................................................   19.41%
1999...................................................................   45.07%
2000...................................................................   -9.98%
2001...................................................................  -23.22%
2002...................................................................  -24.37%
2003...................................................................   29.98%

WEINGARTEN--INSTITUTIONAL CLASS

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1994...................................................................    0.13%
1995...................................................................   35.43%
1996...................................................................   18.24%
1997...................................................................   26.48%
1998...................................................................   33.58%
1999...................................................................   35.23%
2000...................................................................  -19.98%
2001...................................................................  -33.70%
2002...................................................................  -31.10%
2003...................................................................   31.61%


    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:

                            HIGHEST QUARTERLY RETURN    LOWEST QUARTERLY RETURN
FUND                             (QUARTER ENDED)            (QUARTER ENDED)
--------------------------------------------------------------------------------
Aggressive                    12.96% (6/30/03)            (3.40)% (3/31/03)
  Growth--Institutional
  Class
Blue Chip--Institutional      12.98% (6/30/03)            (1.45)% (3/31/03)
  Class
Capital                       17.32% (6/30/03)            (2.15)% (3/31/03)
Development--Institutional
  Class
Charter--Institutional        26.29% (12/31/98)          (21.63)% (09/30/01)
  Class
Constellation--               36.71% (12/31/99)          (23.20)% (09/30/01)
  Institutional Class
Weingarten--Institutional     28.14% (12/31/98)          (27.56)% (03/31/01)
  Class
--------------------------------------------------------------------------------

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE

The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index. The indices do not reflect payment of fees, expenses or taxes. The funds are not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the funds may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods
ended December 31,                                      SINCE        INCEPTION
2003)                 1 YEAR      5 YEARS   10 YEARS   INCEPTION(1)    DATE
------------------------------------------------------------------------------
Aggressive
Growth--Institutional
  Class                                                              03/15/02
  Return Before
     Taxes              27.89%       N/A       N/A       (0.76)%
  Return After Taxes
     on
     Distributions      27.89        N/A       N/A       (0.76)
  Return After Taxes
     on
     Distributions
     and Sale of
     Fund Shares        18.13        N/A       N/A       (0.65)
------------------------------------------------------------------------------
S&P 500 Index(2,3)      28.67        N/A       N/A        2.02(17)   02/28/02(17)
Russell 2500(TM)
  Index(4)              45.51        N/A       N/A       12.09(17)   02/28/02(17)
Russell
  2500--Registered
  Trademark-- Growth
  Index(5)              46.31        N/A       N/A        8.18(17)   02/28/02(17)
Lipper Mid Cap
  Growth Fund
  Index(6)              35.42        N/A       N/A        3.22(17)   02/28/02(17)
------------------------------------------------------------------------------
Blue
 Chip--Institutional
  Class                                                              03/15/02
  Return Before
     Taxes              26.14        N/A       N/A       (3.68)
  Return After Taxes
     on
     Distributions      26.14        N/A       N/A       (3.68)
  Return After Taxes
     on
     Distributions
     and Sale of
     Fund Shares        16.99        N/A       N/A       (3.12)
------------------------------------------------------------------------------
S&P 500 Index(2,)(7)    28.67        N/A       N/A        2.02(17)   02/28/02(17)
Russell
  1000--Registered
  Trademark--
  Index(8)              29.89        N/A       N/A        2.79(17)   02/28/02(17)
Lipper Large Cap
  Core Fund Index(9)    24.80        N/A       N/A        0.86(17)   02/28/02(17)
------------------------------------------------------------------------------
Capital
Development--Institutional
  Class                                                              03/15/02
  Return Before
     Taxes              36.09        N/A       N/A        1.59
  Return After Taxes
     on
     Distributions      35.60        N/A       N/A        1.39
  Return After Taxes
     on
     Distributions
     and Sale of
     Fund Shares        24.09        N/A       N/A        1.34
------------------------------------------------------------------------------
S&P 500 Index(2,10)     28.67        N/A       N/A        2.02(17)   02/28/02(17)
Russell 2500(TM)
  Index(4)              45.51        N/A       N/A       12.09(17)   02/28/02(17)
Russell Midcap(TM)
  Index(11)             40.06        N/A       N/A       10.14(17)   02/28/02(17)
Lipper Mid Cap Core
  Fund Index(12)        36.58        N/A       N/A        8.52(17)   02/28/02(17)
------------------------------------------------------------------------------
Charter--Institutional
  Class
  Return Before
     Taxes              24.64      (1.37)%    8.89%         --       07/30/91
  Return After Taxes
     on
     Distributions      24.50      (2.03)     7.01          --
  Return After Taxes
     on
     Distributions
     and Sale of
     Fund Shares        16.18      (1.33)     6.75          --
------------------------------------------------------------------------------
S&P 500 Index(13)       28.67      (0.57)    11.06          --
Russell
  1000--Registered
  Trademark--
  Index(8)              29.89      (0.13)    11.00          --
Lipper Large Cap
  Core Fund Index(9)    24.80      (1.08)     9.27          --
------------------------------------------------------------------------------

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods
ended December 31,                                      SINCE        INCEPTION
2003)                 1 YEAR      5 YEARS   10 YEARS   INCEPTION(1)    DATE
------------------------------------------------------------------------------
Constellation--Institutional
  Class                                                              04/08/92
  Return Before
     Taxes              29.98%     (0.29)%    8.02%         --
  Return After Taxes
     on
     Distributions      29.98      (1.38)     6.88          --
  Return After Taxes
     on
     Distributions
     and Sale of
     Fund Shares        19.49      (0.29)     6.78          --
------------------------------------------------------------------------------
S&P 500 Index(13)       28.67      (0.57)    11.06          --
Russell
  1000--Registered
  Trademark-- Growth
  Index(14)             29.75      (5.11)     9.21          --
Lipper Multi Cap
  Growth Fund
  Index(15)             35.38      (1.76)     7.96          --
------------------------------------------------------------------------------
Weingarten--Institutional
  Class                                                              10/08/91
  Return Before
     Taxes              31.61      (8.24)     5.83          --
  Return After Taxes
     on
     Distributions      31.61      (9.18)     3.46          --
  Return After Taxes
     on
     Distributions
     and Sale of
     Fund Shares        20.55      (6.68)     4.19          --
------------------------------------------------------------------------------
S&P 500 Index(13)       28.67      (0.57)    11.06          --
Russell
  1000--Registered
  Trademark-- Growth
  Index(14)             29.75      (5.11)     9.21          --
Lipper Large Cap
  Growth Fund
  Index(16)             26.96      (5.53)     7.77          --
------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 (1) Since Inception performance is only provided for a class with less than ten calendar years of performance.
 (2) The Standard & Poor's 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. Each of Aggressive Growth, Blue Chip and Capital Development has elected to use the S&P 500 Index as its broad-based index rather than the Russell 2500(TM) Index, Russell 1000(R) Index and Russell 2500(TM) Index, respectively, because the S&P 500 Index is a more widely recognized gauge of U.S. stock market performance.
 (3) The fund has also included the Russell 2500--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (4) The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(TM) Index and represents approximately 16% of the total market capitalization of the Russell 3000(TM) Index. The Russell 3000(TM) Index measures the performance of the 3,000 largest U.S. companies and is regarded as the standard for measuring the U.S. stock market.
 (5) The Russell 2500(TM) Growth Index measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.
 (6) The Lipper Mid Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Growth category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
 (7) In addition, the Lipper Large Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
 (8) The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
 (9) The Lipper Large Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Core category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-growth value, compared to the S&P 500 Index.
(10) The fund has also included the Russell Midcap(TM) Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Mid Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.
(11) The Russell Midcap(TM) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index. These stocks represent approximately 25% and the total market capitalization of the Russell 1000(R) Index. The Russell 1000--Registered Trademark-- Index measures the performance of the 1,000 largest companies domiciled in the United States.
(12) The Lipper Mid Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P MidCap 400 Index.
(13) The S&P 500 Index measures the performance of the 500 most widely held common stock and is considered one of the best indicators of U.S. stock market performance. Each of Charter, Constellation and Weingarten has also included the Russell 1000(R) Index, Russell 1000(R) Growth Index and Russell 1000(R) Growth Index, respectively, which each fund believes more closely reflects the performance of the types of securities in which it invests. In addition, the Lipper Large Cap Core Fund Index, Lipper Multi Cap Growth Fund Index and Lipper Large Cap Growth Fund Index, respectively, (which may or may not include the fund) is included for comparison to a peer group.
(14) The Russell 1000--Registered Trademark-- Growth Index measures the performance of those securities in the Russell 1000--Registered Trademark-- Index with a higher than average growth forecast.
(15) The Lipper Multi Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Multi Cap Growth category. These funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The S&P SuperComposite 1500 Index is considered representative of the U.S. equity markets.
(16) The Lipper Large Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large Cap Growth category. These funds typically invest in stocks with market capitalization greater than $5 billion at the time of the purchase and have an above-average price-to-earnings ratio, price to book ratio, and a three year sales-per-share growth value, compared to the S&P 500 Index.
(17) The average annual total return given is since the month end closest to the inception date of the fund.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                         AGGRESSIVE GROWTH   BLUE CHIP   CAPITAL DEVELOPMENT   CHARTER   CONSTELLATION   WEINGARTEN
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load) Imposed on Purchases (as
a percentage of offering price)                None            None             None            None         None           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                       None            None             None            None         None           None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                        AGGRESSIVE GROWTH   BLUE CHIP   CAPITAL DEVELOPMENT   CHARTER   CONSTELLATION   WEINGARTEN
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                               0.64%            0.64%            0.67%          0.63%        0.63%          0.64%

Distribution and/or Service (12b-1)
Fees                                           None            None             None            None         None           None

Other Expenses()                               0.07            0.13             0.58            0.16         0.13           0.14

Total Annual Fund Operating Expenses(2)        0.71            0.77             1.25            0.79         0.76           0.78
Fee Waivers(3)                                   --              --             0.38              --           --             --
Net Expenses                                   0.71            0.77             0.87            0.79         0.76           0.78
-----------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) The investment advisor has voluntarily agreed to waive a portion of the management fee on assets in excess of $5 billion. Total Annual Fund Operating Expenses net of this agreement are 0.75% for Constellation. Termination of this agreement requires approval by the Board of Trustees.
(3) The transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of average net assets of the Institutional Class. The expense limitation agreement is in effect through October 31, 2004.

    You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                                                        $73        $227       $395      $  883
Blue Chip                                                                                 79         246        428         954
Capital Development                                                                       89         359        650       1,478
Charter                                                                                   81         252        439         978
Constellation                                                                             78         243        422         942
Weingarten                                                                                80         249        433         966
---------------------------------------------------------------------------------------------------------------------------------

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor.
A I M Capital Management, Inc. (the subadvisor), a wholly owned subsidiary of the advisor, is each of Charter's, Constellation's and Weingarten's subadvisor and is responsible for its day-to-day management. Both the advisor and the subadvisor are located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisors supervise all aspects of the funds' operations and provide investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.

    The advisor has acted as an investment advisor since its organization in 1976, and the subadvisor has acted as an investment advisor since 1986. Today, the advisor, together with its subsidiaries, advises or manages over 200 investment portfolios, including the funds, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

During the fiscal year ended October 31, 2003, the advisor received compensation from the funds at the following rates:

                                                                 ANNUAL RATE
                                                               (AS A PERCENTAGE
                                                               OF AVERAGE DAILY
                           FUND                                  NET ASSETS)
                           ----                                ----------------
Aggressive Growth                                               0.64%
Blue Chip                                                       0.64%
Capital Development                                             0.67%
Charter                                                         0.63%
Constellation                                                   0.62%
Weingarten                                                      0.64%

PORTFOLIO MANAGERS

The advisors use a team approach to investment management. The individual members of the team who are primarily responsible for the management of each fund's portfolio are

AGGRESSIVE GROWTH

- Robert M. Kippes (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1989.

- Karl Farmer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1998.

- Jay K. Rushin, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998.

    They are assisted by the Mid Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

BLUE CHIP

- Monika H. Degan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1995.

- Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/ or its affiliates since 1994.

    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

CAPITAL DEVELOPMENT

- Paul J. Rasplicka (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1994.

- Michael Chapman, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1999 to 2001, he was an equity analyst with Chase Manhattan Bank. During part of 1999, he was a securities analyst with Gulf Investment Management. From 1995 to 1999, he was a portfolio manager with US Global Investors, Inc.

    They are assisted by the Small/Mid Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

CHARTER

- Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1998.

    He is assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

CONSTELLATION

- Kenneth A. Zschappel (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1990.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

- Christian A. Costanzo, Senior Portfolio Manager, who has bee responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1995.

- Robert J. Lloyd, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1997 to 2000, he was a trader with American Electric Power.

- Bryan A. Unterhalter, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

    They are assisted by the Multi Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

WEINGARTEN

- Lanny H. Sachnowitz (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1987.

- James G. Birdsall, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1997.

- Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1995.

    They are assisted by the Large Cap Growth Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com/teams). The website is not a part of this prospectus.

    Effective May 1, 2004, Monika H. Degan will be removed from the members of the team who are primarily responsible for the management of the fund's portfolio.

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds, except Blue Chip, expects that its distributions, if any, will consist primarily of capital gains. Blue Chip expects that its distributions, if any, will consist of both capital gains and ordinary income.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of funds are available is $1 million.

    The Institutional Classes of funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUTURE FUND CLOSURE (AGGRESSIVE GROWTH)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund may periodically suspend or limit the offering of its shares.

    During closed periods, the fund may impose different standards for additional investments.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year ended October 31, 2003 and for the period ended October 31, 2002 has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in each fund's annual report, which is available upon request.



                                                  AGGRESSIVE GROWTH -- INSTITUTIONAL
                                                                CLASS
                                                  ----------------------------------
                                                                  MARCH 15, 2002
                                                  YEAR ENDED      (DATE SALES
                                                  OCTOBER 31,     COMMENCED) TO
                                                    2003          OCTOBER 31, 2002
------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 7.32            $  9.53
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        (0.03)(a)          (0.02)(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.79              (2.19)
====================================================================================
    Total from investment operations                   1.76              (2.21)
====================================================================================
Net asset value, end of period                       $ 9.08            $  7.32
____________________________________________________________________________________
====================================================================================
Total return(b)                                       24.04%            (23.19)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $2,589            $   138
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                0.71%(c)           0.81%(d)
====================================================================================
Ratio of net investment income (loss) to average
  net assets                                          (0.37)%(c)         (0.49)%(d)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate(e)                               78%                68%
____________________________________________________________________________________
====================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,401,489.
(d) Annualized.
(e) Not annualized for periods less than one year.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                   BLUE CHIP -- INSTITUTIONAL CLASS
                                                  ----------------------------------
                                                                  MARCH 15, 2002
                                                                  (DATE SALES
                                                  YEAR ENDED       COMMENCED)
                                                  OCTOBER 31,     TO OCTOBER 31,
                                                    2003              2002
------------------------------------------------------------------------------------
Net asset value, beginning of period                 $ 9.26            $ 12.13
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                0.06               0.02(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           1.49              (2.89)
====================================================================================
    Total from investment operations                   1.55              (2.87)
====================================================================================
Net asset value, end of period                       $10.81            $  9.26
____________________________________________________________________________________
====================================================================================
Total return(b)                                       16.74%            (23.66)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $  136            $   160
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                0.77%(c)           0.77%(d)
====================================================================================
Ratio of net investment income to average net
  assets                                               0.53%(c)           0.30%(d)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate(e)                               28%                28%
____________________________________________________________________________________
====================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $141,917.
(d) Annualized.
(e) Not annualized for periods less than one year.

                                                        CAPITAL DEVELOPMENT --
                                                         INSTITUTIONAL CLASS
                                                  ----------------------------------
                                                                    MARCH 15, 2002
                                                                     (DATE SALES
                                                   YEAR ENDED       COMMENCED) TO
                                                  OCTOBER 31,        OCTOBER 31,
                                                      2003               2002
------------------------------------------------------------------------------------
Net asset value, beginning of period                 $12.84            $ 17.25
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                         0.01(a)            0.02(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                           3.98              (4.43)
====================================================================================
    Total from investment operations                   3.99              (4.41)
====================================================================================
Net asset value, end of period                       $16.83            $ 12.84
____________________________________________________________________________________
====================================================================================
Total return(b)                                       31.08%            (25.57)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $   10            $     7
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets
  With fee waivers                                     0.87%(c)           0.84%(d)
------------------------------------------------------------------------------------
  Without fee waivers                                  1.25%(c)           0.99%(d)
====================================================================================
Ratio of net investment income to average net
  assets                                               0.10%(c)           0.25%(d)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate(e)                              101%               120%
____________________________________________________________________________________
====================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $8,217.
(d) Annualized.
(e) Not annualized for periods less than one year.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                          CHARTER -- INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2003         2002         2001       2000      1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.80       $10.67       $ 18.33    $17.33    $ 13.42
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.09(a)      0.06(b)       0.04      0.52       0.09
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.56        (0.93)        (6.82)     1.83       4.43
====================================================================================================================
    Total from investment operations                            1.65        (0.87)        (6.78)     2.35       4.52
====================================================================================================================
Less distributions:
  Dividends from net investment income                            --           --            --        --      (0.07)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --         (0.88)    (1.35)     (0.54)
====================================================================================================================
    Total distributions                                           --           --         (0.88)    (1.35)     (0.61)
====================================================================================================================
Net asset value, end of period                                $11.45       $ 9.80       $ 10.67    $18.33    $ 17.33
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                16.84%       (8.15)%      (38.46)%   14.02%     34.61%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,061       $1,457       $ 1,648    $3,234    $66,801
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                   0.79%(d)     0.79%         0.68%     0.66%      0.65%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                0.79%(d)     0.83%         0.69%     0.68%      0.67%
====================================================================================================================
Ratio of net investment income to average net assets            0.90%(d)     0.52%(b)      0.25%     0.20%      0.51%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           28%         103%           78%       80%       107%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(d) Ratios are based on average daily net assets of $1,652,566.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                         CONSTELLATION -- INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.40       $  21.00    $  45.55    $  36.01    $  27.25
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.06)       0.01       (0.09)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.80          (2.54)     (17.14)      12.91        9.50
=========================================================================================================================
    Total from investment operations                              3.77          (2.60)     (17.13)      12.82        9.49
=========================================================================================================================
Less distributions from net realized gains                          --             --       (7.42)      (3.28)      (0.73)
=========================================================================================================================
Net asset value, end of period                                $  22.17       $  18.40    $  21.00    $  45.55    $  36.01
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  20.49%        (12.38)%    (42.80)%     37.14%      35.46%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $154,150       $122,746    $150,609    $288,097    $244,369
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.75%(c)       0.80%       0.65%       0.65%       0.64%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.76%(c)       0.81%       0.68%       0.68%       0.66%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.13)%(c)     (0.28)%      0.03%      (0.18)%     (0.04)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             47%            57%         75%         88%         62%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c) Ratios are based on average daily net assets of $132,069,108.

           ---------------------------------------------------------
           AIM AGGRESSIVE GROWTH - BLUE CHIP - CAPITAL DEVELOPMENT -
                   CHARTER - CONSTELLATION - WEINGARTEN FUNDS
           ---------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


                                                                           WEINGARTEN -- INSTITUTIONAL CLASS
                                                             --------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                             --------------------------------------------------------------
                                                              2003           2002         2001         2000          1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 9.91         $ 13.16      $ 29.00      $ 28.96      $  22.18
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.00           (0.01)(a)    (0.01)       (0.06)(a)      0.02
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                2.29           (3.24)      (12.29)        3.29          8.32
===========================================================================================================================
    Total from investment operations                           2.29           (3.25)      (12.30)        3.23          8.34
===========================================================================================================================
Less distributions:
  Dividends from net investment income                           --              --           --           --         (0.10)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --              --        (3.54)       (3.19)        (1.46)
===========================================================================================================================
    Total distributions                                          --              --        (3.54)       (3.19)        (1.56)
===========================================================================================================================
Net asset value, end of period                               $12.20         $  9.91      $ 13.16      $ 29.00      $  28.96
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                               23.11%         (24.70)%     (47.11)%      11.07%        39.20%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $2,213         $ 1,883      $ 7,667      $18,634      $114,076
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                             0.78%(c)        0.82%        0.69%        0.64%         0.63%
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                          0.78%(c)        0.82%        0.70%        0.68%         0.68%
===========================================================================================================================
Ratio of net investment income (loss) to average net assets    0.01%(c)       (0.12)%      (0.04)%      (0.04)%        0.02%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                         111%            217%         240%         145%          124%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c) Ratios are based on average daily net assets of $1,901,891.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM funds). The following information is about all the Institutional Classes of the AIM funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                    OPENING AN ACCOUNT                            ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant      Contact your financial consultant.            Same
                                    The financial consultant should mail your
                                    completed account application to the
                                    transfer agent,
                                    AIM Investment Services, Inc.,
                                    P.O. Box 0843,
                                    Houston, TX 77210-0843.
                                    The financial consultant should call the
                                    transfer agent at (800) 659-1005 to
                                    receive a reference number.
                                    Then, use the following wire instructions:
                                    Beneficiary Bank
                                    ABA/Routing #: 113000609
                                    Beneficiary Account Number: 00100366732
                                    Beneficiary Account Name: AIM Investment
                                    Services, Inc.
                                    RFB: Fund Name, Reference #
                                    OBI: Your Name, Account #
By Telephone                        Open your account as described above.         Call the transfer agent at (800) 659-1005
                                                                                  and wire payment for your purchase order
                                                                                  in accordance with the wire instructions
                                                                                  noted above.
----------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM fund.

INSTCL--02/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the AIM fund is not able to verify your identity as required by law, the AIM fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM AND INVESCO FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM OR INVESCO FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM fund's shares is the fund's net asset value per share. The AIM funds value portfolio securities for which market quotations are readily available at market value. The AIM fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees of the AIM fund. The effect of using fair value pricing is that an AIM fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the AIM funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets and the type of income that the fund earns. Different tax rates apply to ordinary income, qualified dividend income, and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of
                                                                   INSTCL--02/04

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

dividends and distributions you received from each AIM fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.


    The foreign, state and local tax consequences of investing in AIM fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM and/or INVESCO fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.


INSTCL--02/04

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

If you have questions about this fund, another fund in The AIM Family of Funds--registered trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

BY MAIL:               AIM Investment Services, Inc.
                       P.O. Box 4739
                       Houston, TX 77210-4739

BY TELEPHONE:          (800) 347-4246

ON THE INTERNET:       You can send us a request by
                       e-mail or download
                       prospectuses, annual or
                       semiannual reports via our
                       website:
                       http://www.aiminvestments.com

You can also review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

----------------------------------------
   AIM Aggressive Growth Fund
   AIM Blue Chip Fund
   AIM Capital Development Fund
   AIM Charter Fund
   AIM Constellation Fund
   AIM Weingarten Fund
   SEC 1940 Act file number: 811-1424
----------------------------------------

AIMinvestments.com     AEF-PRO-1
                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                     --Servicemark--                   --Servicemark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM EQUITY FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919


                                   ----------




THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASS SHARES OF EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY THE "FUNDS") OF AIM EQUITY FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF THE PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:


                          AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246



 THIS STATEMENT OF ADDITIONAL INFORMATION, DATED FEBRUARY 27, 2004, RELATES TO
            THE FOLLOWING PROSPECTUS FOR THE PORTFOLIOS NAMED BELOW:





                 FUND                                               DATED
                 ----                                               -----
AIM AGGRESSIVE GROWTH FUND - INSTITUTIONAL CLASS              FEBRUARY 27, 2004
AIM BLUE CHIP FUND - INSTITUTIONAL CLASS                      FEBRUARY 27, 2004
AIM CAPITAL DEVELOPMENT FUND - INSTITUTIONAL CLASS            FEBRUARY 27, 2004
AIM CHARTER FUND - INSTITUTIONAL CLASS                        FEBRUARY 27, 2004
AIM CONSTELLATION FUND - INSTITUTIONAL CLASS                  FEBRUARY 27, 2004
AIM WEINGARTEN FUND - INSTITUTIONAL CLASS                     FEBRUARY 27, 2004

                                AIM EQUITY FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                               PAGE
                                                                                                                               ----
GENERAL INFORMATION ABOUT THE TRUST..............................................................................................1
           Fund History..........................................................................................................1
           Shares of Beneficial Interest.........................................................................................1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.........................................................................3
           Classification........................................................................................................3
           Investment Strategies and Risks.......................................................................................3
                     Equity Investments..........................................................................................8
                     Foreign Investments.........................................................................................8
                     Debt Investments...........................................................................................10
                     Other Investments..........................................................................................11
                     Investment Techniques......................................................................................12
                     Derivatives................................................................................................16
                     Additional Securities or Investment Techniques.............................................................22
           Fund Policies........................................................................................................22
           Temporary Defensive Positions........................................................................................24

MANAGEMENT OF THE TRUST.........................................................................................................25
           Board of Trustees....................................................................................................25
           Management Information...............................................................................................25
                     Trustee Ownership of Fund Shares...........................................................................27
                     Factors Considered in Approving the Investment Advisory Agreement..........................................27
           Compensation.........................................................................................................28
                     Retirement Plan For Trustees...............................................................................28
                     Deferred Compensation Agreements...........................................................................28
                     Purchases of Class A Shares of the Funds at Net Asset Value................................................29
           Codes of Ethics......................................................................................................29
           Proxy Voting Policies................................................................................................29

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................................29

INVESTMENT ADVISORY AND OTHER SERVICES..........................................................................................29
           Investment Advisor...................................................................................................29
           Investment Sub-Advisor...............................................................................................29
           Service Agreements...................................................................................................32
           Other Service Providers..............................................................................................32

BROKERAGE ALLOCATION AND OTHER PRACTICES........................................................................................33
           Brokerage Transactions...............................................................................................33
           Commissions..........................................................................................................33
           Brokerage Selection..................................................................................................33
           Directed Brokerage (Research Services)...............................................................................34
           Regular Brokers or Dealers...........................................................................................35
           Allocation of Portfolio Transactions.................................................................................35
           Allocation of Initial Public Offering ("IPO") Transactions...........................................................35

PURCHASE, REDEMPTION AND PRICING OF SHARES......................................................................................36
           Purchase and Redemption of Shares....................................................................................36
           Redemptions by the Funds.............................................................................................36
           Offering Price.......................................................................................................37
           Redemption In Kind...................................................................................................38
           Backup Withholding...................................................................................................38

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS........................................................................................39
           Dividends and Distributions..........................................................................................39
           Tax Matters..........................................................................................................39

DISTRIBUTION OF SECURITIES......................................................................................................46
           Distributor..........................................................................................................46

CALCULATION OF PERFORMANCE DATA.................................................................................................47



APPENDICES:

RATINGS OF DEBT SECURITIES.....................................................................................................A-1

TRUSTEES AND OFFICERS..........................................................................................................B-1

TRUSTEE COMPENSATION TABLE.....................................................................................................C-1

PROXY VOTING POLICIES..........................................................................................................D-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................................................E-1

MANAGEMENT FEES................................................................................................................F-1

ADMINISTRATIVE SERVICES FEES...................................................................................................G-1

BROKERAGE COMMISSIONS..........................................................................................................H-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES AND

REGULAR BROKERS OR DEALERS.....................................................................................................I-1

PERFORMANCE DATA...............................................................................................................J-1

PENDING LITIGATION.............................................................................................................K-1

FINANCIAL STATEMENTS............................................................................................................FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Equity Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of fifteen separate portfolios: AIM Aggressive Growth Fund, AIM Basic Value II Fund (which is not currently offered to the public), AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Core Strategies Fund (which is not currently offered to the public), AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Core Equity Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM U.S. Growth Fund (which is not currently offered to the public) and AIM Weingarten Fund, (each a "Fund" and collectively, the "Funds"). Under an Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.


         The Trust was originally organized on May 19, 1988 as a Maryland corporation. The Trust reorganized as a Delaware business trust on June 21, 2000. The following Funds were included in the reorganization: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. All historical and other information contained in this Statement of Additional Information for periods prior to June 21, 2000 relating to the Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). AIM Basic Value II Fund, AIM Core Strategies Fund, AIM Diversified Dividend Fund and AIM U.S. Growth Fund, commenced operations as series of the Trust. Prior to May 2, 2003, AIM Diversified Dividend Fund was known as AIM Large Cap Core Equity Fund.


SHARES OF BENEFICIAL INTEREST


         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge or redemption fee) at the option of the shareholder or at the option of the Trust in certain circumstances.


         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.

           Each Fund offers separate classes of shares as follows:




                                                                                               INSTITUTIONAL  INVESTOR
                FUND                         CLASS A      CLASS B      CLASS C     CLASS R        CLASS         CLASS
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Aggressive Growth Fund                      x            x            x           X              X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Basic Value II Fund                         x            x            x
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Blue Chip Fund                              x            x            x           X              X            X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Capital Development Fund                    X            X            X           X              X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Charter Fund                                X            X            X           X              X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Constellation Fund                          X            X            X           X              X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Core Strategies Fund                        X            X            X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Dent Demographic Trends Fund                X            X            X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Diversified Dividend Fund                   X            X            X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Emerging Growth Fund                        X            X            X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Large Cap Basic Value Fund                  X            X            X           X                           X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Large Cap Growth Fund                       X            X            X           X                           X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Mid Cap Growth Fund                         X            X            X           X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM U.S. Growth Fund                            X            X            X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------
AIM Weingarten Fund                             X            X            X           X              X
-----------------------------------------  -----------  -----------  -----------  ----------   -------------  --------




         This Statement of Additional Information relates solely to the Institutional Classes of these six Funds.


         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         Each share of a Fund has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds--Registered Trademark--. The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                                          AIM EQUITY FUNDS

                                           SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------
  FUND
                                   AIM             AIM             AIM
SECURITY/                      AGGRESSIVE         BLUE           CAPITAL          AIM            AIM                 AIM
INVESTMENT                       GROWTH           CHIP         DEVELOPMENT      CHARTER      CONSTELLATION       WEINGARTEN
TECHNIQUE                         FUND            FUND            FUND            FUND           FUND                FUND
--------------------------     ----------         ----         -----------      -------      -------------       ----------
---------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY INVESTMENT
---------------------------------------------------------------------------------------------------------------------------
Common Stock                       X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Preferred Stock                    X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Convertible Securities             X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Alternative Entity
Securities                         X               X               X               X              X                   X
---------------------------------------------------------------------------------------------------------------------------
                                                     FOREIGN INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Foreign Securities                 X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Foreign Government
Obligations                        X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Foreign Exchange
Transactions                       X               X               X               X              X                   X
---------------------------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS FOR EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                        X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Liquid Assets                      X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Investment Grade
Corporate Debt Obligations         X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Junk Bonds
---------------------------------------------------------------------------------------------------------------------------
                                                      OTHER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
REITs                              X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Other Investment
Companies                          X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Defaulted Securities
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Municipal Forward
Contracts
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Variable or Floating Rate
Instruments
---------------------------------------------------------------------------------------------------------------------------

                                                          AIM EQUITY FUNDS

                                           SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------
  FUND
                                   AIM             AIM             AIM
SECURITY/                      AGGRESSIVE         BLUE           CAPITAL          AIM            AIM                 AIM
INVESTMENT                       GROWTH           CHIP         DEVELOPMENT      CHARTER      CONSTELLATION       WEINGARTEN
TECHNIQUE                         FUND            FUND            FUND            FUND           FUND                FUND
--------------------------     ----------         ----         -----------      -------      -------------       ----------

Indexed Securities
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Zero-Coupon and
Pay-in-Kind Securities
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Synthetic Municipal
Instruments
---------------------------------------------------------------------------------------------------------------------------
                                                    INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                       X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
When-Issued Securities             X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Short Sales                        X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Margin Transactions
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Swap Agreements                    X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Interfund Loans                    X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Borrowing                          X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Lending Portfolio
Securities                         X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Repurchase Agreements              X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Reverse Repurchase
Agreements                                                                         X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Dollar Rolls
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Illiquid Securities                X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Rule 144A Securities               X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Unseasoned Issuers                                                                 X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Sale of Money Market
Securities
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Standby Commitments
---------------------------------------------------------------------------------------------------------------------------

                                                          AIM EQUITY FUNDS

                                           SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------
  FUND
                                   AIM             AIM             AIM
SECURITY/                      AGGRESSIVE         BLUE           CAPITAL          AIM            AIM                 AIM
INVESTMENT                       GROWTH           CHIP         DEVELOPMENT      CHARTER      CONSTELLATION       WEINGARTEN
TECHNIQUE                         FUND            FUND            FUND            FUND           FUND                FUND
--------------------------     ----------         ----         -----------      -------      -------------       ----------
---------------------------------------------------------------------------------------------------------------------------
                                                         DERIVATIVES
---------------------------------------------------------------------------------------------------------------------------
Equity-Linked Derivatives          X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Put Options                        X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Call Options                       X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Straddles                          X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Warrants                           X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Futures Contracts and
Options on Futures
Contracts                          X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Forward Currency Contracts         X               X               X               X              X                   X
--------------------------     ----------         ----         -----------      -------      -------------       ----------
Cover                              X               X               X               X              X                   X
---------------------------------------------------------------------------------------------------------------------------
                                       ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------
Special Situations                                                                                X
---------------------------------------------------------------------------------------------------------------------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities, except that each of AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund may invest up to 20% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the

U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.






         Risks of Developing Countries. Each Fund may invest up to 5% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.


         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as "Brady Bonds."

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S.

Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.


         LIQUID ASSETS. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, and municipal obligations).


         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate. AIM Blue Chip Fund will not invest in non-convertible corporate debt securities rated below investment grade by Standard and Poor's Ratings Services ("S&P") and Moody's Investors Service ("Moody's") or in unrated non-convertible corporate debt securities believed by the Funds' investment advisor to be below investment grade quality.

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITS"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest basis rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique except for AIM Constellation Fund.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree.

Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).


         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.


         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."


         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds (as defined herein) and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

AIM Charter Fund may enter into repurchase agreements (at any time up to 50% of its total net assets), using only U.S. Government securities, for the sole purpose of increasing its yield on idle cash.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.


         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, under the 1933 Act, and thus may or may not constitute illiquid securities.


         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

Derivatives


         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options, it may be required to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

         A Fund may write a put option without owning the underlying security if it covers the option as described in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options, it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."


         STRADDLES. The Funds, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Funds' overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the

Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."


         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.



         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging."

Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.


         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.



         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."



         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" a Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.


         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.


         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.


         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

         Additional Securities or Investment Techniques

         SPECIAL SITUATIONS. AIM Constellation Fund may invest in "special situations." A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimated period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than in ordinary investment securities.

FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM and certain Funds' sub-advisors must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 331/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. Other than AIM Constellation Fund, the Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. AIM Constellation Fund may not purchase additional securities when any borrowings from an AIM Advised Fund are outstanding. Each other Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.


         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.


         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         (7) The Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.


         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:

         (1) AIM Blue Chip Fund normally invests at least 80% of its assets in securities of blue chip companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The amount AIM Constellation Fund may borrow will also be limited by the applicable margin limitations imposed by the Federal Reserve Board. If at any time the value of AIM Constellation Fund's assets should fail to meet the 300% asset coverage requirement, the Fund will, within three days, reduce its borrowings to the extent necessary. AIM Constellation Fund may be required to eliminate partially or totally its outstanding borrowings at times when it may not be desirable for it to do so. Any investment gains made by AIM Constellation Fund with the borrowed monies in excess of interest paid by the Fund will cause the net asset value of AIM Constellation Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased with the proceeds of such borrowings fails to cover the interest paid on the money borrowed by AIM Constellation Fund, the net asset value of AIM Constellation Fund will decrease faster than would otherwise be the case. This speculative factor is known as "leveraging."

TEMPORARY DEFENSIVE POSITIONS

         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt obligations. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.

         The variation in the portfolio turnover rate for AIM Charter Fund for the fiscal year 2003 as compared to the prior year was due to the repositioning of the fund in 2002, which resulted in increased portfolio turnover and increased commissions.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust, their principal occupations during the last five years and certain other information concerning them is set forth in Appendix B.


         The standing committees of the Board of Trustees are the Audit Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Committee Relating to Market Timing.



         The members of the Audit Committee are Bob R. Baker, James T. Bunch, Edward K. Dunn, Jr. (Chair), Lewis F. Pennock, Dr. Larry Soll, Dr. Prema Mathai-Davis and Ruth H. Quigley (Vice Chair). The Audit Committee is responsible for: the appointment, compensation and oversight of any independent auditors employed by the Funds (including monitoring the independence, qualifications and performance of such auditors and resolution of disagreements between the Funds' management and the auditors regarding financial reporting) for the purpose of preparing or issuing an audit report or performing other audit, review or attest services; (ii) overseeing the financial reporting process of the Funds; (iii) monitoring the process and the resulting financial statements prepared by management to promote accuracy and integrity of the financial statements and asset valuation; (iv) to assist the Board's oversight of the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (v) to the extent required by
Section 10A of the Securities Exchange Act of 1934, to pre-approve all permissible non-audit services that are provided to the Funds by its independent auditors; (vi) to pre-approve, in accordance with Item 2.01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Fund's independent auditors to the Fund's investment advisor and certain other affiliated entities; and (vii) to the extent required by Regulation 14A, to prepare an audit committee report for inclusion in the Fund's annual proxy statement. During the fiscal year ended October 31, 2003, the Audit Committee held [seven] meetings.



         The members of the Governance Committee are Frank S. Bayley, Bruce L. Crockett (Chair), Albert R. Dowden, Jack M. Fields (Vice Chair), Gerald J. Lewis and Louis S Sklar. The Governance Committee is responsible for: (i) nominating persons who are not interested persons of the Trust for election or appointment:
(a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Trust at meetings called for the election of trustees; (ii) nominating persons for appointment as members of each committee of the Board, including, without limitation, the Audit Committee, the Governance Committee, the Investments Committee and the Valuation Committee, and to nominate persons for appointment as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Trust.



         The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended October 31, 2003, the Governance Committee held five meetings.



         Notice procedures set forth in the Trust's bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.



         The members of the Investments Committee are Messrs. Baker, Bayley, Bunch, Crockett, Dowden (Chair), Dunn, Fields, Lewis, Pennock, Sklar and Soll, and Carl Frischling, and Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration. During the fiscal year ended October 31, 2003, the Investment Committee held [four] meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended October 31, 2003, the Valuation Committee held [one] meeting.



         The members of the Special Committee Relating to market Timing issues are Messrs. Crockett, Dowden, Dunn, and Lewis (Chair). The purpose of the Special Committee Relating to Market Timing Issues is to remain informed on matters relating to alleged excessive short term trading in shares of the Funds ("market timing") and to provide guidance to special counsel for the independent trustees on market timing issues and related matters between meetings of the independent trustees. During the fiscal year ended October 31, 2003, the Special Committee Relating to Market Timing issues did not meet.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM was re-approved by the Funds' Board at a meeting held on May 13-14, 2003. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of the Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2003 is found in Appendix C.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.


CODES OF ETHICS


         AIM, the Trust A I M Distributors, Inc. ("AIM Distributors") and A I M Capital Management, Inc. (the "Sub-Advisor") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.



PROXY VOTING POLICIES



         The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Fund's investment advisor. The investment advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Trustees, and which are found in Appendix D.



Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees of the Trust for approval. The Board of Trustees will be supplied with a summary quarterly report of each Fund's proxy voting record.



               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix E. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 200 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement provides that, in fulfilling its responsibilities, AIM may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of AIM and the investment sub-advisory services of the sub-advisor(s) to the Funds are not exclusive and AIM and the sub-advisor(s) are free to render investment advisory services to others, including other investment companies.

         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


              FUND NAME                                   NET ASSETS                           ANNUAL RATE
----------------------------------------------  -----------------------------------------  -----------------------
AIM Aggressive Growth Fund                      First $150 million                                  0.80%
                                                Amount over $150 million                            0.625%
----------------------------------------------  -----------------------------------------  -----------------------
AIM Blue Chip Fund*                             First $350 million                                  0.75%
AIM Capital Development Fund                    Amount over $350 million                            0.625%
----------------------------------------------  -----------------------------------------  -----------------------
AIM Charter Fund*                               First $30 million                                   1.00%
AIM Constellation Fund*                         Next $120 million                                   0.75%
                                                Amount over $150 million                            0.625%
----------------------------------------------  -----------------------------------------  -----------------------
AIM Weingarten Fund*                            First $30 million                                   1.00%
                                                Next $320 million                                   0.75%
                                                Amount over $350 million                            0.625%
----------------------------------------------  -----------------------------------------  -----------------------


* See currently effective fee disclosure below.


         AIM has voluntarily agreed to waive advisory fees payable by AIM Constellation Fund in an amount equal to 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.






         AIM has voluntarily agreed, effective [July 1, 2002,] to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's Investment of uninvested cash in an Affiliated Money Market Fund. Termination of this agreement requires approval by the Board of Trustees. See "Description of the Funds and Their Investments and Risks - "Investment Strategies and Risks - Other Investments - Other Investment Companies."


INVESTMENT SUB-ADVISOR

         AIM has entered into a Master Sub-Advisory Contract with A I M Capital Management, Inc. ("AIM Capital") to provide investment sub-advisory services to AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund. AIM Capital is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). AIM Capital is a wholly owned subsidiary of AIM.


         For the services to be rendered by AIM Capital under its Master Sub-Advisory Contract, AIM will pay to AIM Capital a fee which will be computed daily and paid as of the last day of each month on the basis of each Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 50% of AIM's compensation of the sub-advised assets per year, for each of the AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund.



         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended October 31 are found in Appendix F.


         SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended October 31 are found in Appendix G.


OTHER SERVICE PROVIDERS


         TRANSFER AGENT. AIM Investment Services, Inc. (formerly A I M Fund Services, Inc.) ("AISI"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.



         The Transfer Agency and Service Agreement between the Trust and AISI provides that AISI will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AISI will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AISI may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.


         It is anticipated that most investors will perform their own subaccounting.


         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for purchases of shares of the Funds. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.



         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.


         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected Ernst & Young LLP, 1401 McKinney, Suite

1200, Houston, Texas 77010, as the independent public accountants to audit the financial statements of the Funds.

         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The Sub-Advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

BROKERAGE TRANSACTIONS

         AIM and/or the Sub-Advisor makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended October 31, 2001 are found in Appendix H.


COMMISSIONS


         During the last three fiscal years ended October 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.



         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.


BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which

[it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.


         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; and (2) the research services provided by the broker. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.


DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2003 are found in Appendix I.

REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended October 31, 2003 is found in Appendix I.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS

         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:


         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, and any other AIM Fund which has more than 5% of its outstanding shares owned by AIM or one of its affiliates, officers, directors or employees, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to AIM Investment Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AISI.



         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AISI all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.



         A financial intermediary may submit a written request to AISI for correction of transactions involving Fund shares. If AISI agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.


         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.


         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AISI, an investor may change the bank account designated to receive redemption proceeds. AISI may request additional documentation.



         AISI may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.

REDEMPTIONS BY THE FUNDS

         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

ABANDONED PROPERTY. It is the responsibility of the investor to ensure that maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AISI. Upon receiving returned mail, AISI will attempt to locate the investor or rightful owner of the account. If unsuccessful, AISI will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AISI is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.


OFFERING PRICE

         Shares of the Institutional Class of a Fund are sold at net asset value.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.


         Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of a Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.


         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND

         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.


         Each AIM Fund, and other payers, generally must withhold 28% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.


         An investor is subject to backup withholding if:


         1.       the investor fails to furnish a correct TIN to the Fund;



         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;



         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);



         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or


         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.


         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AISI will not provide Form 1099 to those payees.


         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions.



         It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gain. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         Distributions paid by a Fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gain from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.


         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders and will be included in the qualified dividend income of noncorporate shareholders. See "Fund Distributions" below.



         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss (unless an election is made to treat certain holdings as capital.)


         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of

Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.

         PFIC INVESTMENTS. Those Funds that are permitted to invest in foreign equity securities may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.

         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition and character of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.


         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.


         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations and as qualified dividend income for individuals and other non-corporate taxpayers to the extent discussed below.



         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 15% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. However, certain capital gain dividends distributed to noncorporate shareholders for the Fund's fiscal year ending October 31, 2003 may be taxable at a maximum rate of 20%. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.


         Ordinary income dividends paid by a Fund to individuals and other noncorporate taxpayers will be treated as qualified dividend income that is subject to tax at a maximum rate of 15% to the extent of the amount of qualifying dividends received by the Fund from domestic corporations and from foreign corporations that are either incorporated in a possession of the United States, or are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program. In addition, qualifying dividends include dividends paid with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. However, dividends received by the Fund from foreign personal holding companies, foreign investment companies or PFICs are not qualifying dividends. If the qualifying dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. However, the AMT on capital gain dividends and qualified dividend income paid by a Fund to a noncorporate shareholder may not exceed a maximum rate of 15%. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 15%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         BACKUP WITHHOLDING. The Funds may be required to withhold 28% of taxable distributions and/or redemption payments. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".


         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.


         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.


         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income, and the portion of foreign source income consisting of qualified dividend income is reduced by approximately 57% to account for the tax rate differential. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.



         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 27, 2004. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.



         Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.



                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

         AIM Distributors may, from time to time at its expense, pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                         n
                                   P(1+T) =ERV

Where    P      = a hypothetical initial payment of $1,000;

         T      = average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the one, five, or ten year periods);

         n      = number of years; and

         ERV    = ending redeemable value of a hypothetical $1,000 payment at the end of the one, five, or ten year periods (or fractional portion of such period).


         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix J.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.

         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:
                                         n
                                   P(1+U) =ERV

Where    P      = a hypothetical initial payment of $1,000;

         U      = average annual total return assuming payment of only a
                  stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;

         n      = number of years; and

         ERV    = ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.

           Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV

Where    P      = a hypothetical initial payment of $1,000;

         V      = cumulative total return assuming payment of all of, a stated
                  portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

         ERV    = ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix J.


Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:
                                       n
                                 P(1+T)  = ATV
                                              D

Where    P      = a hypothetical initial payment of $1,000;

         T      = average annual total return (after taxes on distributions);

         N      = number of years; and

         ATV    = ending value of a hypothetical $1,000 payment made at the
            D beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.


         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.


         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class sharesfor the one, five and ten year periods (or since inception if less than ten years) ended October 31 are found in Appendix J.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:
                                       n
                                 P(1+T)  = ATV
                                              DR

Where    P      = a hypothetical initial payment of $1,000;

         T      = average annual total return (after taxes on distributions and redemption);

         N      = number of years; and

         ATV    = ending value of a hypothetical $1,000 payment made at the
            DR beginning of the one, five, or ten year periods (or since inception, if applicable) at the end of the one, five, or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.


           Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.


         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class sharesfor the one, five and ten year periods (or since inception if less than 10 years) ended October 31, are found in Appendix J.


Performance Information


         All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data for such classes does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the IPO market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly affect these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the Funds' total returns.

           The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

           Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age             Forbes                      Nation's Business
Barron's                    Fortune                     New York Times
Best's Review               Hartford Courant            Pension World
Broker World                Inc.                        Pensions & Investments
Business Week               Institutional Investor      Personal Investor
Changing Times              Insurance Forum             Philadelphia Inquirer
Christian Science Monitor   Insurance Week              USA Today
Consumer Reports            Investor's Business Daily   U.S. News & World Report
Economist                   Journal of the American     Wall Street Journal
FACS of the Week              Society of CLU & ChFC     Washington Post
Financial Planning          Kiplinger Letter            CNN
Financial Product News      Money                       CNBC
Financial Services Week     Mutual Fund Forecaster      PBS
Financial World



         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor                                Stanger
Donoghue's                                       Weisenberger
Mutual Fund Values (Morningstar)                 Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


Lipper Large Cap Core Fund Index               Russell 1000 Growth Index
Lipper Mid Cap Core Fund Index                 Russell 2500--Registered Trademark-- Growth Index
Lipper Mid Cap Growth Fund Index               Russell 3000--Registered Trademark-- Index
Lipper Multi Cap Growth Fund Index             Russell Mid Cap Index
Russell 1000 Index                             Standard & Poor's 500 Stock Index
Russell 2500--Registered Trademark-- Index



         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.


PENDING LITIGATION



         A list of pending civil class action lawsuits that involve one or more AIM or INVESCO Funds, their former and/or current investment adviser and/or certain other related parties and that are related to the claims filed by the SEC and/or the New York Attorney General against these parties is found in Appendix K.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:


                         MOODY'S LONG-TERM DEBT RATINGS



         Moody's corporate ratings areas follows:




         Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



         Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk in Aa rated bonds appear somewhat larger than those securities rated Aaa.



         A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



         Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



         Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



         B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



         Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



         Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



         C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

           Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



                     MOODY'S SHORT-TERM PRIME RATING SYSTEM



         Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.



         Moody's employs the following designations, all judged to be investment grade , to indicate the relative repayment ability of rated issuers.



PRIME-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.



PRIME-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.



         Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.




         Moody's municipal ratings are as follows:



            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS



         Municipal ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.



         Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.



         Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

         Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.



         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.



                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS



         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.



         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.



         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.



         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.



         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.



         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.



MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.



MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.



SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.




           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS



         Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.



         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.



         S&P describes its ratings for corporate and municipal bonds as follows:



AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.



AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.



A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.



BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.



BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



NR: Not Rated.



                                S&P DUAL RATINGS



         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).



                          S&P COMMERCIAL PAPER RATINGS



         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.



         These categories are as follows:



A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.



A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.



A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.



B: Issues rated 'B' are regarded as having only speculative capacity for timely payment.



C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.



D: Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.




                        S&P SHORT-TERM MUNICIPAL RATINGS



            An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependant the issue is on the market for its refinancing, the more likely it will be treated as a note).



                      Note rating symbols are as follows:



SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.



SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS



         Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.



         Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term 'AAA' - 'BBB' categories; Short-term 'F1' - 'F3') indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term 'BB'
- 'D'; Short-term 'B' - 'D') either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on 'AAA' rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for 'BBB' rated bonds was 0.35%, and for 'B' rated bonds, 3.0%.



         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.



         Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.



         Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.



         The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.



         Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.



         Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.



AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.



AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.



A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.



PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.



NR: Indicates that Fitch does not rate the specific issue.



WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.



RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.




                      FITCH SPECULATIVE GRADE BOND RATINGS



BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met. ` B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.



CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.



CC: Default of some kind appears probable.



C: Bonds are in imminent default in payment of interest or principal.



DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.




                         FITCH SHORT-TERM CREDIT RATINGS



         The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.



F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."



F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.



F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.



B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.



C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.



D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of January 1, 2004


The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.



-----------------------------------------------------------------------------------------------------------------------------------
                                        TRUSTEE                                                                       OTHER
     NAME, YEAR OF                      AND/OR                                                                     DIRECTORSHIP(S)
  BIRTH AND POSITION(S)                 OFFICER                                                                        HELD
  HELD WITH THE TRUST                    SINCE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1) --  1946              1988      Director and Chairman, A I M Management Group Inc.           None
Trustee, Chairman and President                     (financial services holding company); and Director and Vice
                                                    Chairman, AMVESCAP PLC and Chairman of AMVESCAP PLC - AIM
                                                    Division (parent of AIM and a global investment management firm)

                                                    Formerly:  President and Chief Executive Officer, A I M
                                                    Management Group Inc.; Director, Chairman and President,
                                                    A I M Advisors, Inc. (registered investment advisor);
                                                    Director and Chairman, A I M Capital Management, Inc.
                                                    (registered investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment Services, Inc.
                                                    (registered transfer agent), and Fund Management Company
                                                    (registered broker dealer); and Chief Executive Officer,
                                                    AMVESCAP PLC - Managed Products
------------------------------------    --------    -----------------------------------------------------------  ------------------
Mark H. Williamson(2) -- 1951 Trustee     2003      Director, President and Chief Executive Officer, A I M       None
and Executive Vice President                        Management Group Inc. (financial services holding company);
                                                    Director, Chairman and President, A I M Advisors, Inc.
                                                    (registered investment advisor); Director, A I M Capital
                                                    Management, Inc. (registered investment advisor) and A I M
                                                    Distributors, Inc. (registered broker dealer), Director and
                                                    Chairman, AIM Investment Services, Inc. (registered
                                                    transfer agent), and Fund Management Company (registered
                                                    broker dealer); and Chief Executive Officer, AMVESCAP PLC -
                                                    AIM Division (parent of AIM and a global investment
                                                    management firm)

                                                    Formerly: Director, Chairman, President and Chief
-----------------------------------------------------------------------------------------------------------------------------------



----------

(1) Mr Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.


(2) Mr. Williams is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

-----------------------------------------------------------------------------------------------------------------------------------
                                        TRUSTEE                                                                       OTHER
     NAME, YEAR OF                      AND/OR                                                                     DIRECTORSHIP(S)
  BIRTH AND POSITION(S)                 OFFICER                                                                        HELD
  HELD WITH THE TRUST                    SINCE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Executive Officer, INVESCO Funds Group, Inc.; and INVESCO
                                                    Distributors, Inc.; Chief Executive Officer, AMVESCAP PLC
                                                    - Managed Products; Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and Chairman of
                                                    NationsBanc Investments, Inc.
------------------------------------    --------    -----------------------------------------------------------  ------------------
INDEPENDENT TRUSTEES
------------------------------------    --------    -----------------------------------------------------------  ------------------
Bob R. Baker - 1936                       2003      Retired                                                      None
Trustee
                                                    Formerly:  President and Chief Executive Officer, AMC
                                                    Cancer Research Center; and Chairman and Chief Executive
                                                    Officer, First Columbia Financial Corporation
------------------------------------    --------    -----------------------------------------------------------  ------------------
Frank S. Bayley -- 1939                   2001      Of Counsel, law firm of Baker & McKenzie                     Badgley Funds, Inc.
Trustee                                                                                                          (registered
                                                    Formerly:  Partner, law firm of Baker & McKenzie             investment company)
------------------------------------    --------    -----------------------------------------------------------  ------------------
James T. Bunch - 1942                     2003      Co-President and Founder, Green, Manning & Bunch Ltd.,       None
Trustee                                             (investment banking firm); and Director, Policy Studies,
                                                    Inc. and Van Gilder Insurance Corporation

                                                    Formerly:  General Counsel and Director, Boettcher & Co.;
                                                    and Chairman and Managing Partner, law firm of Davis,
                                                    Graham & Stubbs
------------------------------------    --------    -----------------------------------------------------------  ------------------
Bruce L. Crockett -- 1944                 1993      Chairman, Crockett Technology Associates (technology         ACE Limited
Trustee                                             consulting company)                                          (insurance
                                                                                                                 company); and
                                                                                                                 Captaris, Inc.
                                                                                                                 (unified messaging
                                                                                                                 provider)
------------------------------------    --------    -----------------------------------------------------------  ------------------
Albert R. Dowden -- 1941                  2000      Director of a number of public and private business          Cortland Trust,
Trustee                                             corporations, including the Boss Group, Ltd. (private        Inc. (Chairman)
                                                    investment and management) and Magellan Insurance Company    (registered
                                                                                                                 investment
                                                    Formerly:  Director, President and Chief Executive           company); Annuity
                                                    Officer, Volvo Group North America, Inc.; Senior Vice        and Life Re
                                                    President, AB Volvo; and director of various affiliated      (Holdings), Ltd.
                                                    Volvo companies                                              (insurance company)
------------------------------------    --------    -----------------------------------------------------------  ------------------
Edward K. Dunn, Jr. -- 1935               1998      Retired                                                      None
Trustee

                                                    Formerly: Chairman, Mercantile Mortgage Corp.; President
                                                    and Chief Operating Officer, Mercantile-Safe Deposit &
                                                    Trust Co.; and President, Mercantile Bankshares Corp.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        TRUSTEE                                                                       OTHER
     NAME, YEAR OF                      AND/OR                                                                     DIRECTORSHIP(S)
  BIRTH AND POSITION(S)                 OFFICER                                                                        HELD
  HELD WITH THE TRUST                    SINCE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952                    1997      Chief Executive Officer, Twenty First Century Group, Inc.    Administaff,
Trustee                                             (government affairs company) and Texana Timber LP            Discovery Global
                                                    (sustainable forestry company)                               Education Fund
                                                                                                                 (non-profit)
------------------------------------    --------    -----------------------------------------------------------  ------------------
Carl Frischling -- 1937                   1988      Partner, law firm of Kramer Levin Naftalis and Frankel LLP   Cortland Trust,
Trustee                                                                                                          Inc. (registered
                                                                                                                 investment company)

------------------------------------    --------    -----------------------------------------------------------  ------------------
Gerald J. Lewis - 1933                    2003      Chairman, Lawsuit Resolution Services (San Diego,            General Chemical
Trustee                                             California)                                                  Group, Inc.,

                                                    Formerly:  Associate Justice of the California Court of
                                                    Appeals
------------------------------------    --------    -----------------------------------------------------------  ------------------
Prema Mathai-Davis -- 1950                1998      Formerly: Chief Executive Officer, YWCA of the USA           None
Trustee
------------------------------------    --------    -----------------------------------------------------------  ------------------
Lewis F. Pennock -- 1942                  1988      Partner, law firm of Pennock & Cooper                        None
Trustee
------------------------------------    --------    -----------------------------------------------------------  ------------------
Ruth H. Quigley -- 1935                   2001      Retired                                                      None
Trustee
------------------------------------    --------    -----------------------------------------------------------  ------------------
Louis S. Sklar -- 1939                    1989      Executive Vice President, Development and Operations,        None
Trustee                                             Hines Interests Limited Partnership (real estate
                                                    development company)
------------------------------------    --------    -----------------------------------------------------------  ------------------
Larry Soll, Ph.D. - 1942                  2003      Retired                                                      None
Trustee
------------------------------------    --------    -----------------------------------------------------------  ------------------
OTHER OFFICERS
------------------------------------    --------    -----------------------------------------------------------  ------------------
Kevin M. Carome - 1956 Senior Vice        2003      Director, Senior Vice President, Secretary and General       N/A
President and Chief Legal Officer                   Counsel, A I M Management Group Inc. (financial services
                                                    holding company) and A I M Advisors, Inc.; and Vice
                                                    President, A I M Capital Management, Inc., A I M
                                                    Distributors, Inc. and AIM Investment Services, Inc.;
                                                    Director, Vice President and General Counsel, Fund
                                                    Management Company

                                                    Formerly:  Senior Vice President and General Counsel,
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        TRUSTEE                                                                       OTHER
     NAME, YEAR OF                      AND/OR                                                                     DIRECTORSHIP(S)
  BIRTH AND POSITION(S)                 OFFICER                                                                        HELD
  HELD WITH THE TRUST                    SINCE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Liberty Financial Companies, Inc.; and Senior Vice
                                                    President and General Counsel, Liberty Funds Group, LLC
------------------------------------    --------    -----------------------------------------------------------  ------------------
Stuart W. Coco -- 1955  Vice              2002      Managing Director and Director of Money Market Research      N/A
President                                           and Special Projects, A I M Capital Management, Inc.; and
                                                    Vice President, A I M Advisors, Inc.
------------------------------------    --------    -----------------------------------------------------------  ------------------
Melville B. Cox -- 1943                   1992      Vice President and Chief Compliance Officer, A I M           N/A
Vice President                                      Advisors, Inc. and A I M Capital Management, Inc.; and
                                                    Vice President, AIM Investment Services, Inc.
------------------------------------    --------    -----------------------------------------------------------  ------------------
Sidney Dilgren -- 1961                    2004      Vice President and Fund Treasurer, A I M Advisors, Inc.;     N/A
Vice President and Treasurer                        Vice President, A I M Distributors, Inc.; and Senior Vice
                                                    President, AIM Investment Services, Inc.
------------------------------------    --------    -----------------------------------------------------------  ------------------
Edgar M. Larsen-- 1940                    1999      Vice President, A I M Advisors, Inc.; and President,         N/A
Vice President                                      Chief Executive Officer and Chief Investment Officer, A I
                                                    M Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2003




                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED INVESTMENT
                                       DOLLAR RANGE OF EQUITY SECURITIES            COMPANIES OVERSEEN BY TRUSTEE IN THE AIM
   NAME OF TRUSTEE                                PER FUND                                  FUNDS AND INVESCO FUNDS
------------------------------  --------------------------------------------------  ------------------------------------------
Robert H. Graham                Aggressive Growth                  Over $100,000                 Over $100,000
                                Basic Value                        Over $100,000
                                Blue Chip                     $10,001 - $ 50,000
                                Capital Development                Over $100,000
                                Charter                       $10,001 - $ 50,000
                                Constellation                      Over $100,000
                                Emerging Growth               $10,001 - $ 50,000
                                Diversified Dividend          $10,001 - $ 50,000
                                Large Cap Basic Value              Over $100,000
                                Large Cap Growth              $10,001 - $ 50,000
                                Mid Cap Growth                $10,001 - $ 50,000
                                Weingarten                         Over $100,000
------------------------------  --------------------------------------------------  -------------------------------------------
Mark H. Williamson                                 -0-                                            Over $100,000
------------------------------  --------------------------------------------------  -------------------------------------------
Bob R. Baker                    Blue Chip                           $1 - $10,000                  Over $100,000
                                Large Cap Basic Value               $1 - $10,000
                                Large Cap Growth                    $1 - $10,000
------------------------------  --------------------------------------------------  -------------------------------------------
Frank S. Bayley                 Charter                             $1 - $10,000               $50,001 - $100,000
------------------------------  --------------------------------------------------  -------------------------------------------
James T. Bunch                  Blue Chip                           $1 - $10,000                  Over $100,000
                                Large Cap Basic Value               $1 - $10,000
                                Large Cap Growth                    $1 - $10,000
------------------------------  --------------------------------------------------  -------------------------------------------
Bruce L. Crockett               Blue Chip                           $1 - $10,000               $10,001 - $50,000
                                Large Cap Growth                    $1 - $10,000
------------------------------  --------------------------------------------------  -------------------------------------------
Albert R. Dowden                Blue Chip                      $10,001 - $50,000                 Over $100,000
                                Emerging Growth                $10,001 - $50,000
------------------------------  --------------------------------------------------  -------------------------------------------
Edward K. Dunn, Jr.             Capital Development                Over $100,000                 Over $100,000(3)
------------------------------  --------------------------------------------------  -------------------------------------------



---------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds and/or INVESCO Funds.

                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                    SECURITIES IN ALL REGISTERED INVESTMENT
                                       DOLLAR RANGE OF EQUITY SECURITIES            COMPANIES OVERSEEN BY TRUSTEE IN THE AIM
   NAME OF TRUSTEE                                PER FUND                                 FUNDS AND INVESCO FUNDS
------------------------------  --------------------------------------------------  -------------------------------------------
Jack M. Fields                  Blue Chip                          Over $100,000                 Over $100,000(3)
                                Charter                            Over $100,000
                                Constellation                      Over $100,000
                                Weingarten                         Over $100,000
------------------------------  --------------------------------------------------  -------------------------------------------
Carl Frischling                 Aggressive Growth             $50,001 - $100,000                 Over $100,000(3)
                                Blue Chip                          Over $100,000
                                Capital Development                Over $100,000
                                Charter                            Over $100,000
                                Constellation                      Over $100,000
                                Weingarten                    $50,001 - $100,000
------------------------------  --------------------------------------------------  -------------------------------------------
Gerald J. Lewis                 Blue Chip                           $1 - $10,000               $50,001 - $100,000
                                Capital Development            $10,001 - $50,000
                                Large Cap Basic Value               $1 - $10,000
                                Large Cap Growth                    $1 - $10,000
------------------------------  --------------------------------------------------  -------------------------------------------
Prema Mathai-Davis                                 -0-                                           $1 - $10,000(3)
------------------------------  --------------------------------------------------  -------------------------------------------
Lewis F. Pennock                Charter                        $10,001 - $50,000
                                Large Cap Basic Value               $1 - $10,000               $50,001 - $100,000
------------------------------  --------------------------------------------------  -------------------------------------------
Ruth H. Quigley                                    -0-                                           $1 - $10,000
------------------------------  --------------------------------------------------  -------------------------------------------
Louis S. Sklar                  Aggressive Growth                  Over $100,000
                                Charter                            Over $100,000
                                Constellation                      Over $100,000
                                Weingarten                         Over $100,000                 Over $100,000(3)
------------------------------  --------------------------------------------------  -------------------------------------------
Larry Soll, Ph.D.               Blue Chip                           $1 - $10,000                  Over $100,000
------------------------------  --------------------------------------------------  -------------------------------------------



---------

(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds and/or INVESCO Funds.

                                   APPENDIX C



                           TRUSTEE COMPENSATION TABLE




           Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2003:



                                                                              RETIREMENT
                                                                               BENEFITS        ESTIMATED ANNUAL
                                                                                ACCRUED          BENEFITS UPON            TOTAL
                                                         AGGREGATE               BY ALL        RETIREMENT FOR AIM     COMPENSATION
                                                  COMPENSATION FROM THE      AIM FUNDS AND    FUNDS AND INVESCO       FROM ALL AIM
               TRUSTEE                                    TRUST(1)          INVESCO FUNDS(2)        FUNDS(3)             FUNDS(4)
---------------------------------------------     ---------------------     ----------------  -------------------     ------------
Bob R. Baker(5)                                                  0             $ 32,635             $114,131             $154,554
---------------------------------------------             --------             --------             --------             --------
Frank S. Bayley                                           $ 26,334              131,228               90,000              159,000
---------------------------------------------             --------             --------             --------             --------
James T. Bunch(5)                                                0               20,436               90,000              138,679
---------------------------------------------             --------             --------             --------             --------
Bruce L. Crockett                                           26,501               46,000               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Albert R. Dowden                                            26,334               57,716               90,000              159,000
---------------------------------------------             --------             --------             --------             --------
Edward K. Dunn, Jr                                          26,501               94,860               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Jack M. Fields                                              26,325               28,036               90,000              159,000
---------------------------------------------             --------             --------             --------             --------
Carl Frischling(6)                                          26,501               40,447               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Gerald J. Lewis(5)                                               0               20,436               90,000              142,054
---------------------------------------------             --------             --------             --------             --------
Prema Mathai-Davis                                          26,501               33,142               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Lewis F. Pennock                                            26,501               49,610               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Ruth H. Quigley                                             26,501              126,050               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Louis S. Sklar                                              26,501               72,786               90,000              160,000
---------------------------------------------             --------             --------             --------             --------
Larry Soll(5)                                                    0               48,830              108,090              140,429
=============================================             ========             ========             ========             ========



----------


(1) Amounts shown are based on the fiscal year ended October 31, 203. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2003, including earnings, was $91,754.



(2) During the fiscal year ended October 31, 2003, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $234,665.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds and INVESCO Funds upon the trustee's retirement, calculated using the then current method of allocating trustee compensation among the Funds. These estimated benefits assume retirement at age 65 for the AIM Funds and at age 72 for the INVESCO Funds. Amounts shown assume each trustee serves until his or her normal retirement date and has ten years of service.



(4) All trustees currently serve as trustees of 19 registered investment companies advised by AIM.



(5) Messrs. Baker, Bunch, Lewis and Dr. Soll were elected as trustees of the Trust on October 21, 2003 and therefore received no compensation from the Trust during the fiscal year ended October 31, 2003.



(6) During the fiscal year ended October 31, 2003, the Trust paid $65,685 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D



PROXY POLICIES AND PROCEDURES



Reviewed by the AIM Funds Board of Directors/Trustees June 10, 2003 Adopted by the Board of Directors of each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. June 26, 2003



                         (REVISED AS OF JANUARY 8, 2004)



A. PROXY POLICIES



         Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company, Inc. (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.



         I.       BOARDS OF DIRECTORS



                  A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent.



                  There are some actions by directors that should result in votes being withheld. These instances include directors who:



                  o Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

                  o Attend less than 75 percent of the board and committee meetings without a valid excuse;



                  o Implement or renew a dead-hand or modified dead-hand poison pill;



                  o Sit on the boards of an excessive number of companies;



                  o Enacted egregious corporate governance or other policies or failed to replace management as appropriate;



                  o Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or



                  o Ignore a shareholder proposal that is approved by a majority of the shares outstanding.



                  Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:



                  o Long-term financial performance of the target company relative to its industry;



                  o        Management's track record;



                  o        Portfolio manager's assessment;



                  o        Qualifications of director nominees (both slates);



                  o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and



                  o        Background to the proxy contest.



         II.      INDEPENDENT AUDITORS



                  A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:



                  o It is not clear that the auditors will be able to fulfill their function;



                  o There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or



                  o The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.



         III.     COMPENSATION PROGRAMS



                  Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.



                  o We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.



                  o We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.



                  o We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.



                  o We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.



                  o We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.



         IV.      CORPORATE MATTERS



                  We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.



                  o We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.



                  o We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.



                  o We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.



                  o We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.



         V.       SHAREHOLDER PROPOSALS



                  Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.



                  o We will generally abstain from shareholder social and environmental proposals.



                  o We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.



                  o We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.



                  o We will generally vote for proposals to lower barriers to shareholder action.

                  o We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).



         VI.      OTHER



                  o We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.



                  o We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.



                  o We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.



                  AIM's proxy policies, and the procedures noted below, may be amended from time to time.



B.       PROXY COMMITTEE PROCEDURES



         The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.



         The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by proxy.



         AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider.



         In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of Directors/Trustees:



         1. Other than by voting proxies and participating in Creditors' committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.



         2. AIM will not publicly announce its voting intentions and the reasons therefore.



         3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.



         4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

C.       BUSINESS/DISASTER RECOVERY



         If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS shallto vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.



D.       RESTRICTIONS AFFECTING VOTING



         If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.



E.       CONFLICTS OF INTEREST



         The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures.



         To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

                                   APPENDIX E




               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES



         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.



         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.



All information listed below is as of February 3, 2004.



AIM AGGRESSIVE GROWTH FUND



                                           CLASS A             CLASS B            CLASS C           CLASS R        INSTITUTIONAL
                                           SHARES               SHARES             SHARES            SHARES        CLASS SHARES
-----------------------------------       ----------          ----------         ----------        ----------       ----------
                                          PERCENTAGE          PERCENTAGE         PERCENTAGE        PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF            OWNED OF           OWNED OF          OWNED OF         OWNED OF
PRINCIPAL HOLDER                            RECORD              RECORD             RECORD            RECORD            RECORD
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Citigroup Global Markets House Acct
Attn:  Cindy Tempesta 7th Fl
333 West 34th St.
New York,  NY  10001-2402                    5.27%                 -                5.06%             -                  -
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484                  6.92%                 -               11.12%             -                  -
-----------------------------------       ----------          ----------         ----------        ----------       ----------
The Manufacturers Life Insurance
Company
250 Bloor St East, 7th Floor
Toronto, Ontario, Canada   M4WIE5           13.52%                 -                  -               -                  -
-----------------------------------       ----------          ----------         ----------        ----------       ----------
First Command Bank Trust
Attn:  Trust Department
PO Box 901075
Fort Worth, TX  76101-2075                     -                   -                  -               -                5.01%
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Girard Machine Company Inc. 401(K)
FBO Donald Malito Trustee
700 Dot Street
Girard, Ohio  44420-1701                                                                            7.19%
-----------------------------------       ----------          ----------         ----------        ----------       ----------

                                           CLASS A             CLASS B            CLASS C           CLASS R        INSTITUTIONAL
                                           SHARES               SHARES             SHARES            SHARES        CLASS SHARES
-----------------------------------       ----------          ----------         ----------        ----------       ----------
                                          PERCENTAGE          PERCENTAGE         PERCENTAGE        PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF            OWNED OF           OWNED OF          OWNED OF         OWNED OF
PRINCIPAL HOLDER                            RECORD              RECORD             RECORD            RECORD            RECORD
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Reliance Trust Company Custodian
FBO Olson International Ltd
401(K) plan
PO Box 48529
Atlanta, GA  30362-1529                        -                   -                  -             9.45%                -
-----------------------------------       ----------          ----------         ----------        ----------       ----------
AMVESCAP National Trust Company TTE
FBO Otis Koglin Wilson Architects
Inc. 401 (K) Plan
P. O. Box 105779
Atlanta, GA  30348-5779                        -                   -                  -             12.97%               -
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Reliance Trust
FBO Northern Printing Network
401(K)
PO Box 48529
Atlanta, GA  30362-1529                        -                   -                  -             7.89%                -
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Patterson & Co FBO
Freudenberg PN
1525 West Wt Harris Blvd NC 1151
Charlotte, NC  28288-0001                      -                   -                  -               -               80.35%
-----------------------------------       ----------          ----------         ----------        ----------       ----------
Patterson & Co FBO
Freudenberg SPUN
1525 West Wt Harris Blvd NC 1151
Charlotte, NC  28288-0001                      -                   -                  -               -               12.88%
-----------------------------------       ----------          ----------         ----------        ----------       ----------




AIM BASIC VALUE II FUND



                                           CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED OF            PERCENTAGE OWNED OF              PERCENTAGE OWNED OF
PRINCIPAL HOLDER                               RECORD                         RECORD                          RECORD
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
A I M Advisors, Inc.*
Attn:  David Hessel
11 Greenway Plaza
Suite 100
Houston, TX  77046                             100%**                         100%**                         100%**
-----------------------------------  ------------------------------ ------------------------------ ------------------------------



----------
*        Owned of record and beneficially.



** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM BLUE CHIP FUND




                                                                                                                      INVESTOR
                                     CLASS A         CLASS B          CLASS C        CLASS R      INSTITUTIONAL        CLASS
                                      SHARES          SHARES          SHARES          SHARES       CLASS SHARES        SHARES
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------
                                    PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE      PERCENTAGE       PERCENTAGE
NAME AND ADDRESS OF                  OWNED OF        OWNED OF        OWNED OF         OWNED          OWNED OF         OWNED OF
PRINCIPAL HOLDER                      RECORD          RECORD           RECORD       OF RECORD         RECORD           RECORD
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------
Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484           7.60%           7.54%            13.73%           -                -                -
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------
Banc One Securities Corp FBO
The One Investment Solution
Attn:  Wrap Processing OH1-1244
1111 Polaris Pkwy,
Suite J-2
Columbus, OH   43240-2050               -               -               7.04%           -                -                -
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------
Citigroup Global Markets House
Acct.
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York, NY  10001-2402                -             6.42%             6.98%           -                -                -
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------
Charles Schwab & Co. Inc.
Special Custody FBO Customers
(SIM)
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122                                                                                           9.54%
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------
First Command Bank Trust
Attn:  Trust Department
PO Box 901075
Fort Worth, TX  76101-2075              -               -                 -             -             99.65%              -
--------------------------------    ----------      ----------      ----------      ----------      ----------       ----------

AIM CAPITAL DEVELOPMENT FUND



                                           CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                            SHARES           SHARES           SHARES           SHARES         CLASS SHARES
-------------------------------------     ----------       ----------       ----------       ----------      -------------
                                          PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                        OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                            RECORD           RECORD           RECORD           RECORD            RECORD
-------------------------------------     ----------       ----------       ----------       ----------      -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246-6484                  6.02%            9.57%            12.71%              -                 -
-------------------------------------     ----------       ----------       ----------       ----------        ----------
Citigroup Global Markets House Acct
Attn:  Cindy Tempesta 7th Fl
333 West 34th St.
New York, NY  10001-2402                       -              6.86%               %                -                 -
-------------------------------------     ----------       ----------       ----------       ----------        ----------
Coastgear & Company
State Street Bank & Trust
Attn:  Kevin Smith
105 Rosemont Avenue
Westwood, MA   02090                          -                -               9.39%              -                 -
-------------------------------------     ----------       ----------       ----------       ----------        ----------
A I M Advisors, Inc.*
Attn:  David Hessel
11 Greenway Plaza
Suite 100
Houston, TX 77046                             -                -                 -                -              95.50%
-------------------------------------     ----------       ----------       ----------       ----------        ----------
AMVESCAP Natl TR CO FBO Equator
Technologies, Inc. 401 (K)
Retirement Plan
P. O. Box 105779
Atlanta, GA  30348-5779                       -                -                 -              42.38%              -
-------------------------------------     ----------       ----------       ----------       ----------        ----------
MCB Trust Services Cust. FBO
Floorgraphics, Inc. 401(K) Plan
700 17th Street, Suite 300
Denver, Co.  80202-3531                       -                -                 -              13.30%              -
-------------------------------------     ----------       ----------       ----------       ----------        ----------
MCB Trust Services Cust. FBO
Big Boy Restaurant International
700 17th Street, Suite 300
Denver, Co.  80202-3531                       -                -                 -              12.69%              -
-------------------------------------     ----------       ----------       ----------       ----------        ----------



----------


*        Owned of record and beneficially.

AIM CHARTER FUND



                                             CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                        8.07%             5.86%           13.61%             -                 -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
City National Bank
Attn:  Trust Operations/Mutual Funds
P.O. Box 60520
Los Angeles, CA   90060-0520                     -                -                -               -               6.34%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Town of Watertown, Trustee
FBO:  Town of Watertown
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000                       -                -                -               -               5.29%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP Natl TR CO FBO Equator
Technologies, Inc. 401 (K) Retirement
Plan
P. O. Box 105779
Atlanta, GA  30348-5779                          -                -                -             19.44%              -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
INVESCO Trust Company TTEE
FBO Big Horn Basin
Orthopedic Clinic PC
401(K) Profit Sharing Plan
PO Box 105779
Atlanta, GA  30348-5779                          -                -                -             15.05%              -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Reliance Trust Company Morley
Incentives 401(K) Profit Sharing Plan
& Trust
P. O. Box 48529
Atlanta, GA  30362-1529                          -                -                -             26.76%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
First Command Bank Trust
Attn:  Trust Department
PO Box 901075
Fort Worth, TX  76101-0000                       -                -                -               -              52.27%
---------------------------------------     ----------       ----------       ----------       ----------      -------------

                                             CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Citigroup Global Markets House Acct.
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York, NY  10001-2402                      5.56%             6.05%            6.98%             -                 -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP Natl TR CO as Agent for Valic
FBO Pieper Bancorp Inc. Profit Sharing
Plan
P. O. Box 105779
Atlanta, GA  30348-5779                                                                          5.18%
---------------------------------------     ----------       ----------       ----------       ----------      -------------




AIM CONSTELLATION FUND





                                             CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246                      11.49%                %           16.35%             -                 -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Ohio Public
Employees Deferred Compensation
250 Civic Center Dr., Suite 350
Columbus, OH   43215-5450                       -                -                -                -              64.05%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Wells Fargo Bank West NA Cust.
City of Houston
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000                      -                -                -                -              11.04%
---------------------------------------     ----------       ----------       ----------       ----------      -------------

                                             CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Nationwide Trust Company FBO
Participating Retirement Plans
C/O IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH   43218                            -                -                -                -              10.17%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
State of Vermont Deferred Comp
C/O Copeland Companies
Attn:  Planned Valuation Services
2 Tower Center
East Brunswick, NJ   08816-0000                 -                -                -                -               7.87%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Reliance Trust Company Cust FBO
William J. Kamm and Sons Inc. 401K
Plan
P. O. Box 48529
Atlanta, GA  30362-1529                         -                -                -              11.09%              -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP National Trust Company TTE
FBO Guys Inc. 401(k) Profit Sharing
Plan
P. O. Box 105779
Atlanta, GA  30348-5779                         -                -                -              7.29%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP Natl TR CO TTEE
FBO Speidel Inc. 401 (K) Plan
P. O. Box 105779
Atlanta, GA  30348-5779                         -                -                -             10.76%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP Natl TR CO Cust FBO Evans
Industry Inc. Employee Retirement
Plan
P. O. Box 105779
Atlanta, GA  30348-5779                         -                -                -              5.83%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Citigroup Global Markets
House Account
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York, NY  10001-2403                      5.86             5.52%            7.27%              -                 -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
ING National Trust
151 Farming Ave
Hartford, CT  06156-0001                        -                -                -              5.37%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------

AIM CORE STRATEGIES FUND



                                           CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED OF            PERCENTAGE OWNED OF              PERCENTAGE OWNED OF
PRINCIPAL HOLDER                               RECORD                         RECORD                          RECORD
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
A I M Advisors, Inc.*
Attn:  David Hessel
11 Greenway Plaza, Suite 100
Houston, TX   77046                             100%**                         100%**                         100%**
-----------------------------------  ------------------------------ ------------------------------ ------------------------------




----------
*        Owned of record and beneficially.



** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.





AIM DENT DEMOGRAPHIC TRENDS FUND



                                           CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED OF            PERCENTAGE OWNED OF              PERCENTAGE OWNED OF
PRINCIPAL HOLDER                               RECORD                         RECORD                          RECORD
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246                             %                           10.20%                         16.08%
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
Citigroup Global House Acct
Attn:  Cindy Tempesta 7th Floor
333 West 34th Street
New York, NY  10001-2402                         5.43%                            9.74%                         10.85%
-----------------------------------  ------------------------------ ------------------------------ ------------------------------





AIM DIVERSIFIED DIVIDEND FUND



                                           CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED OF            PERCENTAGE OWNED OF              PERCENTAGE OWNED OF
PRINCIPAL HOLDER                               RECORD                         RECORD                          RECORD
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Solo Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr  East
2nd Floor
Jacksonville, FL  32246                           6.22%                         12.78%                           -
-----------------------------------  ------------------------------ ------------------------------ ------------------------------

AIM EMERGING GROWTH FUND



                                           CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED OF            PERCENTAGE OWNED OF              PERCENTAGE OWNED OF
PRINCIPAL HOLDER                               RECORD                         RECORD                          RECORD
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn:  Fund Administration
4800 Deer Lake Dr East, 2nd Floor
Jacksonville, FL   32246                        7.62%                          6.14%                         13.26%
-----------------------------------  ------------------------------ ------------------------------ ------------------------------




AIM LARGE CAP BASIC VALUE FUND



                                             CLASS A          CLASS B           CLASS C         CLASS R           INVESTOR
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                        23.18%           13.24%           21.67%             -                 -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP Natl TR CO FBO Spring Arbor
Lumber Employees Retirement Savings Plan
P. O. Box 105779
Atlanta, GA  30348-5779                         -                 -               -              5.78%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Reliance Trust Company Custodian
FBO Rosin Optical Co. Inc.
Profit Sharing Plan
P. O. Box 48529
Atlanta, GA  30362-1529                         -                 -               -             21.30%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
MCB Trust Services Cust FBO
Joe Verde Sales and Management Training
Inc. Profit Sharing Plan
700 17th St. Ste 300
Denver, CO  80202-3507                          -                 -               -              5.49%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Federated Lighting Inc. 401 K Profit
Sharing Plan
1600 Trade Zone #406
Upper Marlboro, MD  20772                       -                 -               -             20.10%               -
---------------------------------------     ----------       ----------       ----------       ----------      -------------

                                             CLASS A          CLASS B           CLASS C         CLASS R          INVESTOR
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
INVESCO Trust Company TTEE
Magellan Health Services
Retirement Savings Plan & Trust
401(K)
P. O. Box 105779
Atlanta, GA  30348-5779                                                                                           14.78%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AMVESCAP NATL TC CUST
AP Technoglass Co
Belltech Retirement Plan
1465 W. Sandusky Ave.
Bellefontaine, OH  43311-1082                                                                                      8.73%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Charles Schwab & Co Inc.
Special Custody FBO Customers (SIM)
Attn  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122                                                                                      8.37%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
INVESCO Trust Company TTEE
Hickory Springs MFG Co.
Savings & Trust
P. O. Box 218
Hickory,  NC  28603-0128                                                                                           5.11%
---------------------------------------     ----------       ----------       ----------       ----------      -------------




AIM LARGE CAP GROWTH FUND





                                             CLASS A          CLASS B           CLASS C         CLASS R          INVESTOR
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES*
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                        28.19%           10.42%           10.39%             -                -
---------------------------------------     ----------       ----------       ----------       ----------      -------------

                                             CLASS A          CLASS B           CLASS C         CLASS R          INVESTOR
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES*
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
INVESCOTrust Company TTEE
FBO Big Horn Basin Orthopedic Clinic PC
401k Profit Sharing Plan
PO Box 105779
Atlanta, GA  30348                               -                -               -              29.69%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Citigroup Global Markets House Acct.
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY  10001-2483                         -              6.19%           16.56%             -                -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Reliance Trust Company Custodian FBO
Continental Products Inc. 401K Plan
P. O. Box 48529
Atlanta, GA  30362-1529                          -                -               -              10.90%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Reliance Trust Company Custodian FBO
Morley Incentives 401(K) Plan
P. O. Box 48529
Atlanta, GA  30362-1529                          -                -               -              29.18%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------



----------
* Investor Class shares of AIM Large Cap Growth Fund have not commenced operations.



AIM MID CAP GROWTH FUND



                                                 CLASS A                CLASS B                CLASS C              CLASS R
                                                 SHARES                  SHARES                 SHARES               SHARES
----------------------------------------      ----------------       ----------------       ----------------     ----------------
NAME AND ADDRESS OF                           PERCENTAGE OWNED       PERCENTAGE OWNED       PERCENTAGE OWNED     PERCENTAGE OWNED
PRINCIPAL HOLDER                                OF RECORD                OF RECORD              OF RECORD            OF RECORD
----------------------------------------      ----------------       ----------------       ----------------     ----------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                           13.05%                   9.09%                19.21%                    -
---------------------------------------       ----------------       ----------------       ----------------     ----------------
Charles T. Bauer
11 Greenway Plaza
Suite 100
Houston, TX 77046                                 5.91%                      -                     -                      -
---------------------------------------       ----------------       ----------------       ----------------     ----------------

                                                 CLASS A                CLASS B                CLASS C              CLASS R
                                                 SHARES                  SHARES                 SHARES               SHARES
----------------------------------------      ----------------       ----------------       ----------------     ----------------
NAME AND ADDRESS OF                           PERCENTAGE OWNED       PERCENTAGE OWNED       PERCENTAGE OWNED     PERCENTAGE OWNED
PRINCIPAL HOLDER                                OF RECORD                OF RECORD              OF RECORD            OF RECORD
----------------------------------------      ----------------       ----------------       ----------------     ----------------
MCB Trust Services Cust. FBO
Pacific Business Group on Heal
700 17th Street, Suite 300
Denver, CO  80202-3507                              -                        -                     -                     9.68%
---------------------------------------       ----------------       ----------------       ----------------     ----------------
AMVESCAP National Trust co. FBO
West Boylston Insurance Agency Inc. 401
(K) Plan
P. O. Box 105779
Atlanta, GA  30348-5779                             -                        -                     -                    31.51%
---------------------------------------       ----------------       ----------------       ----------------     ----------------
Morales Enterprises 401 (K) Plan
Connie S. Morales
3103 Madison St.
Belevue, NE  68005-5541                             --                       -                     -                     7.33%
---------------------------------------       ----------------       ----------------       ----------------     ----------------
MCB Trust Services Cust. FBO
Newington Services, Inc.
700 17th Street
Suite 300
Denver, CO  80202-3531                              -                        -                     -                     8.89%
---------------------------------------       ----------------       ----------------       ----------------     ----------------
Southeast TX Internal Medicine PA
Anthony O Gambrah
7940 Doral Dr.
Beaumont, T  77707-5445                             %                        -                     -                     5.90%
---------------------------------------       ----------------       ----------------       ----------------     ----------------


----------


*        Owned of record and beneficially




AIM U.S. GROWTH FUND



                                           CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
NAME AND ADDRESS OF                      PERCENTAGE OWNED OF            PERCENTAGE OWNED OF              PERCENTAGE OWNED OF
PRINCIPAL HOLDER                               RECORD                         RECORD                          RECORD
-----------------------------------  ------------------------------ ------------------------------ ------------------------------
A I M Advisors, Inc.*
Attn:  David Hessel
11 Greenway Plaza
Suite 100
Houston, TX 77046                              100%**                         100%**                         100%**
-----------------------------------  ------------------------------ ------------------------------ ------------------------------


----------


*        Owned of record and beneficially.



** Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM WEINGARTEN FUND


                                             CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Merrill Lynch Pierce Fenner & Smith
FBO The Sole Benefit of Customers
Attn: Fund Administration
4800 Deer Lake Dr East
2nd Floor
Jacksonville, FL 32246                        11.54%            5.52%           16.77%           30.02%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Macquarium Inc. 401 (K)
Louis K. or Mark F. Adler TTEES
Omnibus Account
910 Travis St. Suite 1950
Houston, TX  77002-5806                         -                 -               -              10.07%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
City of Cambridge, Trustee FBO
City of Cambridge 457 DCP
c/o Great West Recordkeeper
8515 E. Orchard Rd. 2T2
Englewood, CO  80111-5002                       -                 -                -               -               5.68%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
William Wilson Assoc Architects
401 (K)
James Leslie TTEE
Omnibus Account
374 Congress St., Suite 400
Boston, MA  02210-1807                          -                 -                -              5.56%             -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Citigroup Global House Acct
Attn:  Cindy Tempesta, 7th Floor
333 West 34th Street
New York, NY  10001-2483                      7.66%            6.37%            6.03%              -                -
---------------------------------------     ----------       ----------       ----------       ----------      -------------
AIM Foundation
Attn:  Patricia Lewis
11 Greenway Plaza, Suite 2600
Houston, TX   77046                             -                 -               -                -              24.14%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
First Command Bank Trust
Attn:  Trust Department
PO Box 901075
Fort Worth, TX  76101-0000                      -                 -               -                -               6.48%
---------------------------------------     ----------       ----------       ----------       ----------      -------------

                                             CLASS A          CLASS B           CLASS C         CLASS R        INSTITUTIONAL
                                             SHARES           SHARES           SHARES           SHARES         CLASS SHARES
---------------------------------------     ----------       ----------       ----------       ----------      -------------
                                            PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE        PERCENTAGE
NAME AND ADDRESS OF                          OWNED OF         OWNED OF         OWNED OF         OWNED OF          OWNED OF
PRINCIPAL HOLDER                              RECORD           RECORD           RECORD           RECORD            RECORD
---------------------------------------     ----------       ----------       ----------       ----------      -------------
David Leary, Trustee
FBO:  Town of Weymouth
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO  80111-0000                       -                 -               -                -               8.78%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
Town of Watertown, Trustee
FBO:  Town of Watertown
457 Deferred Compensation Plan
C/O Great West, Recordkeeper
8515 E. Orchard Rd 2T2
Englewood, CO   80111-0000                      -                 -               -                -               8.27%
---------------------------------------     ----------       ----------       ----------       ----------      -------------
City of Springfield, Trustee,
FBO City of Springfield 457 DCP
C/O Great West, Recordkeeper
8515 E. Orchard Rd. 2T2
Engelwood, CO  80111-5037                       -                 -               -                -               6.26%
---------------------------------------     ----------       ----------       ----------       ----------      -------------





MANAGEMENT OWNERSHIP




           As of February 3, 2004, the trustees and officers as a group owned less than 1% of the outstanding shares of each class of each Fund, [except that the trustees and officers as a group owned 1.13% of Class A shares of AIM Emerging Growth Fund and 1.57% of Class A shares of AIM Diversified Dividend Fund.]

                                   APPENDIX F


                                 MANAGEMENT FEES

For the last three fiscal years ended October 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


FUND NAME                       2003                                   2002                                   2001
                -------------------------------------  -------------------------------------  -------------------------------------
                MANAGEMENT   MANAGEMENT      NET          NET        MANAGEMENT       NET      MANAGEMENT   MANAGEMENT   MANAGEMENT
                   FEE           FEE      MANAGEMENT   MANAGEMENT       FEE       MANAGEMENT     FEE           FEE          FEE
                 PAYABLE       WAIVERS     FEE PAID     FEE PAID      WAIVERS      FEE PAID    PAYABLE       WAIVERS      PAYABLE
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM Aggressive
Growth Fund     $13,458,191  $    16,521  $13,441,670  $17,081,494  $    16,400  $17,065,094  $23,755,259  $     7,508  $23,747,751
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM Blue
Chip Fund       $17,924,075  $    21,702  $17,902,373  $24,803,281  $    26,519  $24,776,762  $35,318,225  $   153,216  $35,165,009
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM Capital
Development
Fund            $ 6,014,863  $    11,378  $ 6,003,485  $ 7,368,692  $    11,465  $ 7,357,227  $ 8,548,376  $     3,281  $ 8,545,095
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM Charter
Fund            $20,917,533  $    71,387  $20,846,146  $29,583,893  $    58,255  $29,525,638  $43,928,613  $   504,457  $43,424,156
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM
Constellation
Fund            $46,349,081  $   638,100  $45,710,981  $63,117,935  $ 1,334,866  $61,783,069  $93,618,688  $ 3,749,927  $89,868,761
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
AIM
Weingarten
Fund            $17,030,956  $     8,168  $17,022,788  $26,086,537  $    28,985  $26,057,552  $46,064,764  $   584,500  $45,480,264
                -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

                                   APPENDIX G


                          ADMINISTRATIVE SERVICES FEES

           The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended October 31:


      FUND NAME                            2003          2002          2001
----------------------------             --------      --------      --------
AIM Aggressive Growth Fund               $453,825      $383,159      $276,738
----------------------------             --------      --------      --------
AIM Blue Chip Fund                       $540,113      $441,011      $331,400
----------------------------             --------      --------      --------
AIM Capital Development Fund             $240,864      $205,580      $160,775
----------------------------             --------      --------      --------
AIM Charter Fund                         $574,103      $468,551      $383,570
----------------------------             --------      --------      --------
AIM Constellation Fund                   $696,174      $629,514      $622,082
----------------------------             --------      --------      --------
AIM Weingarten Fund                      $519,857      $450,564      $392,623
----------------------------             --------      --------      --------

                                   APPENDIX H
                              BROKERAGE COMMISSIONS



Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended October 31 were as follows:



            FUND                          2003             2002             2001
--------------------------------      -----------      -----------      -----------
AIM Aggressive Growth Fund(2)         $ 5,139,873      $ 5,920,899        6,473,868
AIM Blue Chip Fund                      2,832,412        4,014,589        3,838,893
AIM Capital Development Fund            3,101,168        4,525,600        4,153,032
AIM Charter Fund                        3,525,696       12,272,154       12,104,855
AIM Constellation Fund(3)              13,209,426       16,936,943       23,003,818
AIM Weingarten Fund(4)                 12,206,561       23,824,701       30,640,967



----------
(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.



(2) The variation in the brokerage commissions paid by AIM Aggressive Growth Fund for the fiscal year ended October 31, 2002, as compared to the fiscal year ended October 31, 2000, was due to a significant fluctuation in asset levels and cash outflows.



(3) The variation in brokerage commissions paid by AIM Constellation Fund for the fiscal year ended October 31, 2002, as compared to the two prior fiscal years was due to a decrease in asset levels and portfolio transactions.



(4) The variation in the brokerage commissions paid by AIM Weingarten Fund for the fiscal year ended October 31, 2002, as compared to the prior fiscal year, was due to a decrease in assets and portfolio turnover.

                                   APPENDIX I


             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended October 31, 2003, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                               Related
Fund                                   Transactions    Brokerage Commissions
--------------------------------      --------------   ---------------------
AIM Aggressive Growth Fund            $  549,935,694      $      871,895
AIM Blue Chip Fund                       351,493,218             513,144
AIM Capital Development Fund             236,130,889             462,292
AIM Charter Fund                         317,175,613             496,956
AIM Constellation Fund                 1,653,301,451           2,572,537
AIM Weingarten Fund                      746,357,123           1,267,304




         During the last fiscal year ended October 31, 2003, the Funds purchased securities issued by the following companies, which are "regular" brokers or dealers of one or more of the Funds identified below:

         Fund/Issuer                              Security                            Market Value (as of October 31, 2003)
         -----------                              --------                            -------------------------------------
AIM Aggressive Growth Fund
   Bear Stearns Cos. Inc. (The)                  Common Stock                                        $   38,125,000
   Lehman Brothers Holdings Inc.                 Common Stock                                        $   39,600,000

AIM Blue Chip Fund
   Goldman Sachs Group, Inc. (The)               Common Stock                                            46,950,000
   J.P. Morgan Chase & Co.                       Common Stock                                            52,055,000
   Merrill Lynch & Co., Inc.                     Common Stock                                            47,360,000
   Morgan Stanley                                Common Stock                                            46,639,500

AIM Charter Fund
   Morgan Stanley                                Common Stock                                            45,542,100


AIM Constellation Fund
   Bear Stearns Cos. Inc. (The)                  Common Stock                                            21,792,250
   Goldman Sachs Group, Inc. (The)               Common Stock                                            75,120,000
   Merrill Lynch & Co., Inc.                     Common Stock                                            88,800,000


AIM Weingarten Fund
   Charles Schwab Corp. (The)                    Common Stock                                            22,374,000
   Goldman Sachs Group, Inc. (The)               Common Stock                                            46,950,000
   J.P. Morgan Chase & Co.                       Common Stock                                            32,310,000
   Lehman Brothers Holdings Inc.                 Common Stock                                            39,600,000
   Merrill Lynch & Co., Inc.                     Common Stock                                            29,600,000

                                   APPENDIX J

                                PERFORMANCE DATA



         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:




AVERAGE ANNUAL TOTAL RETURN




                                                                    PERIODS ENDED
                                                                  OCTOBER 31, 2003
                                         --------------------------------------------------------------------
                                                                                        SINCE       INCEPTION
                                         1 YEAR        5 YEARS         10 YEARS       INCEPTION       DATE
                                         ------        -------         --------       ---------     ---------
AIM Aggressive Growth Fund               24.04%           N/A             N/A          (2.92)%      03/15/02
AIM Blue Chip Fund                       16.74            N/A             N/A          (6.82)       03/15/02
AIM Capital Development Fund             31.08            N/A             N/A          (1.50)       03/15/02
AIM Charter Fund                         16.84           0.27%           7.90%           N/A        07/30/91
AIM Constellation Fund                   20.55           2.32            7.84            N/A        04/08/92
AIM Weingarten Fund                      23.11          (5.39)           5.37            N/A        10/08/91



         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) from inception through October 31, 2003 are as follows:




CUMULATIVE TOTAL RETURN



                                                                    PERIODS ENDED
                                                                    OCTOBER 31, 2003
                                      -----------------------------------------------------------------------
                                                                                     SINCE          INCEPTION
                                       1 YEAR        5 YEARS         10 YEARS      INCEPTION          DATE
                                      --------       --------        --------      ---------        ---------
AIM Aggressive Growth Fund               24.04%           N/A             N/A          (4.72)%      03/15/02
AIM Blue Chip Fund                       16.74            N/A             N/A         (10.88)       03/15/02
AIM Capital Development Fund             31.08            N/A             N/A          (2.43)       03/15/02
AIM Charter Fund                         16.84           1.36%         113.98%           N/A        07/30/91
AIM Constellation Fund                   20.55          12.18          112.78            N/A        04/08/92
AIM Weingarten Fund                      23.11         (24.20)          68.71            N/A        10/08/91

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)



The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:



                                                                    PERIODS ENDED
                                                                    OCTOBER 31, 2003
                                      -----------------------------------------------------------------------
                                                                                     SINCE          INCEPTION
                                       1 YEAR        5 YEARS         10 YEARS      INCEPTION          DATE
                                      --------       --------        --------      ---------        ---------
AIM Aggressive Growth Fund               24.04%           N/A             N/A          (2.92)%      03/15/02
AIM Blue Chip Fund                       16.74            N/A             N/A          (6.82)       03/15/02
AIM Capital Development Fund             31.08            N/A             N/A          (1.50)       03/15/02
AIM Charter Fund                         16.84          (0.55)%          5.99%           N/A        07/30/91
AIM Constellation Fund                   20.55           1.10            6.71            N/A        04/08/92
AIM Weingarten Fund                      23.11          (6.62)           2.91            N/A        10/08/91




AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)



           The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended October 31, 2003 are as follows:




                                                                    PERIODS ENDED
                                                                    OCTOBER 31, 2003
                                      -----------------------------------------------------------------------
                                                                                     SINCE          INCEPTION
                                       1 YEAR        5 YEARS         10 YEARS      INCEPTION          DATE
                                      --------       --------        --------      ---------        ---------
AIM Aggressive Growth Fund               15.63%           N/A             N/A          (2.48)%      03/15/02
AIM Blue Chip Fund                       10.88            N/A             N/A          (5.78)       03/15/02
AIM Capital Development Fund             20.20            N/A             N/A          (1.27)       03/15/02
AIM Charter Fund                         10.94           0.04%           5.86%           N/A        07/30/91
AIM Constellation Fund                   13.36           1.95            6.65            N/A        04/08/92
AIM Weingarten Fund                      15.02          (4.33)           3.77            N/A        10/08/91

                                   APPENDIX K
                               PENDING LITIGATION




THE FOLLOWING CIVIL CLASS ACTION LAWSUITS INVOLVE ONE OR MORE AIM OR INVESCO FUNDS, AMVESCAP PLC ("AMVESCAP"), A I M ADVISORS, INC. ("AIM") OR INVESCO FUNDS GROUP, INC. ("INVESCO") AND CERTAIN RELATED PARTIES.



JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2456), filed on December 4, 2003. This claim alleges violations of:
Sections 11 and 15 of the Securities Act of 1933, as amended (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including attorneys' and experts' fees; and equitable relief.



L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY

INVESTMENT MANAGEMENT, LLC., AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940, as amended ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiffs in this case are seeking damages and costs and expenses, including attorneys' and experts' fees.



EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE

OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; attorneys' and experts' fees; and other relief.



STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY

GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOW AS THE "INVESCO FUNDS"); AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"); AMVESCAP PLC, INVESCO FUNDS GROUP, INC.; TIMOTHY MILLER; RAYMOND CUNNINGHAM; THOMAS KOLBE; EDWARD J. STERN; AMERICAN SKANDIA INC.; BREAN MURRAY & CO., INC.; CANARY CAPITAL PARTNERS, LLC; CANARY INVESTMENT MANAGEMENT, LLC; CANARY CAPITAL PARTNERS, LTD.; AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.



MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, IN THE UNITED STATES DISTRICT COURT, DISTRICT OF COLORADO (CIVIL ACTION NO. 03-M-2604), FILED ON DECEMBER 24, 2003. THIS CLAIM ALLEGES VIOLATIONS OF: SECTIONS 404, 405 AND 406B OF THE EMPLOYEE RETIREMENT INCOME SECURITY ACT ("ERISA"). THE PLAINTIFFS IN THIS CASE ARE SEEKING: DECLARATIONS THAT THE DEFENDANTS BREACHED THEIR ERISA FIDUCIARY DUTIES AND THAT THEY ARE NOT ENTITLED TO THE PROTECTION OF SECTION 404(c)(1)(B) OF ERISA; AN ORDER COMPELLING THE DEFENDANTS TO MAKE GOOD TO THE RETIREMENT PLAN ALL LOSSES TO A PARTICULAR RETIREMENT PLAN DESCRIBED IN THIS CASE (THE "RETIREMENT PLAN") RESULTING FROM THE DEFENDANTS' BREACHES OF THEIR FIDUCIARY DUTIES, INCLUDING LOSSES TO THE RETIREMENT PLAN RESULTING FROM IMPRUDENT INVESTMENT OF THE PLAN'S ASSETS, AND TO RESTORE TO THE RETIREMENT PLAN ALL PROFITS THE DEFENDANTS MADE THROUGH USE OF THE RETIREMENT PLAN'S ASSETS, AND TO RESTORE TO THE RETIREMENT PLAN ALL PROFITS WHICH THE PARTICIPANTS WOULD HAVE MADE IF THE DEFENDANTS HAD FULFILLED THEIR FIDUCIARY OBLIGATIONS; DAMAGES ON BEHALF OF THE RETIREMENT PLAN; IMPOSITION OF A CONSTRUCTIVE TRUST, INJUNCTIVE RELIEF, DAMAGES SUFFERED BY THE RETIREMENT PLAN, TO BE ALLOCATED PROPORTIONATELY TO THE PARTICIPANTS IN THE RETIREMENT PLAN; RESTITUTION AND OTHER COSTS AND EXPENSES, INCLUDING COUNSEL FEES AND EXPERT FEES.



PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC.; AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of: Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the funds, INVESCO, AIM, AMVESCAP and related parties in the future. This statement of additional information will be supplemented periodically if any such lawsuits do arise."

                              FINANCIAL STATEMENTS



                                       FS

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Aggressive Growth Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Aggressive Growth Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Aggressive Growth Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                          /s/ ERNST & YOUNG LLP
December 16, 2003

                                                          AGGRESSIVE GROWTH FUND
FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.79%

AEROSPACE & DEFENSE-0.25%

L-3 Communications Holdings, Inc.(a)               125,000   $    5,842,500
===========================================================================

AIR FREIGHT & LOGISTICS-1.65%

C.H. Robinson Worldwide, Inc.                      500,000       19,590,000
---------------------------------------------------------------------------
Expeditors International of Washington, Inc.       500,000       18,770,000
===========================================================================
                                                                 38,360,000
===========================================================================

APPAREL RETAIL-2.06%

Aeropostale, Inc.(a)                               200,000        6,170,000
---------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               200,000        7,508,000
---------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                     575,000       16,939,500
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             750,000       17,317,500
===========================================================================
                                                                 47,935,000
===========================================================================

APPLICATION SOFTWARE-3.58%

Cognos, Inc. (Canada)(a)                           500,000       17,235,000
---------------------------------------------------------------------------
Fair Isaac Corp.(a)                                400,000       25,512,000
---------------------------------------------------------------------------
Macromedia, Inc.(a)                                600,000       11,466,000
---------------------------------------------------------------------------
Mercury Interactive Corp.(a)                       300,000       13,932,000
---------------------------------------------------------------------------
PeopleSoft, Inc.(a)                                575,000       11,937,000
---------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A              126,550        3,437,098
===========================================================================
                                                                 83,519,098
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-5.28%

Investors Financial Services Corp.               1,250,000       44,162,500
---------------------------------------------------------------------------
Legg Mason, Inc.                                   650,000       54,112,500
---------------------------------------------------------------------------
T. Rowe Price Group Inc.                           600,000       24,690,000
===========================================================================
                                                                122,965,000
===========================================================================

AUTO PARTS & EQUIPMENT-2.05%

Gentex Corp.                                       927,000       36,199,350
---------------------------------------------------------------------------
Lear Corp.(a)                                      200,000       11,618,000
===========================================================================
                                                                 47,817,350
===========================================================================

BIOTECHNOLOGY-0.61%

Invitrogen Corp.(a)                                225,000       14,307,750
===========================================================================

BROADCASTING & CABLE TV-0.88%

Univision Communications Inc.-Class A(a)           425,000       14,428,750
---------------------------------------------------------------------------
Westwood One, Inc.(a)                              200,000        5,986,000
===========================================================================
                                                                 20,414,750
===========================================================================

COMMUNICATIONS EQUIPMENT-3.72%

Avocent Corp.(a)                                   600,000       22,680,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-(CONTINUED)

Comverse Technology, Inc.(a)                     1,000,000   $   18,040,000
---------------------------------------------------------------------------
Polycom, Inc.(a)                                   325,000        6,509,750
---------------------------------------------------------------------------
QLogic Corp.(a)                                    225,000       12,611,250
---------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 850,000       26,775,000
===========================================================================
                                                                 86,616,000
===========================================================================

COMPUTER & ELECTRONICS RETAIL-1.50%

Best Buy Co., Inc.                                 600,000       34,986,000
===========================================================================

CONSTRUCTION & ENGINEERING-1.69%

Jacobs Engineering Group Inc.(a)                   850,000       39,372,000
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.93%

AGCO Corp.(a)                                    1,200,000       21,600,000
===========================================================================

CONSUMER ELECTRONICS-0.55%

Harman International Industries, Inc.              100,000       12,820,000
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-8.39%

Affiliated Computer Services, Inc.-Class A(a)      500,000       24,465,000
---------------------------------------------------------------------------
Alliance Data Systems Corp.(a)                     850,000       23,613,000
---------------------------------------------------------------------------
CheckFree Corp.(a)                                 500,000       13,765,000
---------------------------------------------------------------------------
DST Systems, Inc.(a)                               300,000       11,346,000
---------------------------------------------------------------------------
Fiserv, Inc.(a)                                  1,300,000       45,916,000
---------------------------------------------------------------------------
Iron Mountain Inc.(a)                              500,000       19,120,000
---------------------------------------------------------------------------
Paychex, Inc.                                      750,000       29,190,000
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                     1,000,000       28,050,000
===========================================================================
                                                                195,465,000
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.83%

Apollo Group, Inc.-Class A(a)                      400,000       25,412,000
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             300,000       15,303,000
---------------------------------------------------------------------------
CoStar Group Inc.(a)                                52,100        1,961,565
===========================================================================
                                                                 42,676,565
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.67%

Rockwell Automation, Inc.                          500,000       15,525,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.96%

National Instruments Corp.                         250,000       10,645,000
---------------------------------------------------------------------------
Waters Corp.(a)                                    375,000       11,786,250
===========================================================================
                                                                 22,431,250
===========================================================================


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

EMPLOYMENT SERVICES-1.22%

Robert Half International Inc.(a)                1,200,000   $   28,332,000
===========================================================================

GENERAL MERCHANDISE STORES-0.50%

99 Cents Only Stores(a)                            200,000        5,954,000
---------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                        150,000        5,727,000
===========================================================================
                                                                 11,681,000
===========================================================================

HEALTH CARE DISTRIBUTORS-2.47%

Omnicare, Inc.                                   1,000,000       38,340,000
---------------------------------------------------------------------------
Patterson Dental Co.(a)                            300,000       19,194,000
===========================================================================
                                                                 57,534,000
===========================================================================

HEALTH CARE EQUIPMENT-5.80%

ResMed Inc.(a)                                   1,000,000       41,770,000
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          400,000       23,264,000
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                    300,000       19,182,000
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           800,000       51,048,000
===========================================================================
                                                                135,264,000
===========================================================================

HEALTH CARE FACILITIES-1.19%

Health Management Associates, Inc.-Class A       1,250,000       27,687,500
===========================================================================

HEALTH CARE SERVICES-3.02%

Caremark Rx, Inc.(a)                             1,250,000       31,312,500
---------------------------------------------------------------------------
Express Scripts, Inc.(a)                           500,000       27,460,000
---------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           300,000       11,682,000
===========================================================================
                                                                 70,454,500
===========================================================================

HEALTH CARE SUPPLIES-2.86%

Coopers Cos., Inc. (The)                           375,000       16,293,750
---------------------------------------------------------------------------
Fisher Scientific International Inc.(a)          1,250,000       50,312,500
===========================================================================
                                                                 66,606,250
===========================================================================

INDUSTRIAL CONGLOMERATES-0.22%

Carlisle Cos. Inc.                                  88,300        5,064,005
===========================================================================

INDUSTRIAL MACHINERY-2.78%

Danaher Corp.                                      600,000       49,710,000
---------------------------------------------------------------------------
Eaton Corp.                                        150,000       15,036,000
===========================================================================
                                                                 64,746,000
===========================================================================

INTERNET RETAIL-0.24%

eBay Inc.(a)                                       100,000        5,594,000
===========================================================================

INVESTMENT BANKING & BROKERAGE-3.34%

Bear Stearns Cos. Inc. (The)                       500,000       38,125,000
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      550,000       39,600,000
===========================================================================
                                                                 77,725,000
===========================================================================

IT CONSULTING & OTHER SERVICES-0.96%

CACI International Inc.-Class A(a)                 450,000       22,288,500
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------


LEISURE PRODUCTS-0.84%

Marvel Enterprises, Inc.(a)                        666,200   $   19,619,590
===========================================================================

MANAGED HEALTH CARE-0.25%

Aetna Inc.                                         100,000        5,741,000
===========================================================================

MULTI-LINE INSURANCE-0.21%

HCC Insurance Holdings, Inc.                       167,600        4,883,864
===========================================================================

OFFICE SERVICES & SUPPLIES-0.61%

Moore Wallace Inc. (Canada)(a)                   1,000,000       14,300,000
===========================================================================

OIL & GAS DRILLING-3.77%

ENSCO International Inc.                         1,000,000       26,350,000
---------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               700,000       26,460,000
---------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                      800,000       22,872,000
---------------------------------------------------------------------------
Pride International, Inc.(a)                       750,000       12,285,000
===========================================================================
                                                                 87,967,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-2.24%

Cooper Cameron Corp.(a)                            450,000       19,269,000
---------------------------------------------------------------------------
National-Oilwell, Inc.(a)                          750,000       14,302,500
---------------------------------------------------------------------------
Smith International, Inc.(a)                       500,000       18,615,000
===========================================================================
                                                                 52,186,500
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.33%

Newfield Exploration Co.(a)                        425,000       16,885,250
---------------------------------------------------------------------------
XTO Energy, Inc.                                   600,000       14,202,000
===========================================================================
                                                                 31,087,250
===========================================================================

PHARMACEUTICALS-1.91%

Medicis Pharmaceutical Corp.-Class A               500,000       31,675,000
---------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                      200,000       12,850,000
===========================================================================
                                                                 44,525,000
===========================================================================

PUBLISHING-1.64%

Belo Corp.-Class A                                 500,000       13,630,000
---------------------------------------------------------------------------
Getty Images, Inc.(a)                              550,000       24,585,000
===========================================================================
                                                                 38,215,000
===========================================================================

REGIONAL BANKS-0.74%

Southwest Bancorp. of Texas, Inc.                  300,000       10,773,000
---------------------------------------------------------------------------
TCF Financial Corp.                                125,000        6,522,500
===========================================================================
                                                                 17,295,500
===========================================================================

RESTAURANTS-2.35%

Brinker International, Inc.(a)                     500,000       15,915,000
---------------------------------------------------------------------------
CBRL Group, Inc.                                    71,500        2,770,625
---------------------------------------------------------------------------
Cheesecake Factory Inc. (The)(a)                   300,000       11,982,000
---------------------------------------------------------------------------
Sonic Corp.(a)                                     300,050        8,344,391
---------------------------------------------------------------------------


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
RESTAURANTS-(CONTINUED)

Starbucks Corp.(a)                                 500,000   $   15,800,000
===========================================================================
                                                                 54,812,016
===========================================================================

SEMICONDUCTORS-5.13%

Altera Corp.(a)                                    750,000       15,172,500
---------------------------------------------------------------------------
AMIS Holdings, Inc.(a)                             343,300        6,917,495
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          350,000       11,182,500
---------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                350,000       11,749,500
---------------------------------------------------------------------------
Intersil Corp.-Class A                             500,000       12,895,000
---------------------------------------------------------------------------
Linear Technology Corp.                            575,000       24,500,750
---------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)         400,000       17,548,000
---------------------------------------------------------------------------
Microchip Technology Inc.                          600,000       19,626,000
===========================================================================
                                                                119,591,745
===========================================================================

SPECIALIZED FINANCE-1.60%

Chicago Mercantile Exchange (The)                  250,000       16,987,500
---------------------------------------------------------------------------
Moody's Corp.                                      350,000       20,240,500
===========================================================================
                                                                 37,228,000
===========================================================================

SPECIALTY CHEMICALS-0.72%

Valspar Corp. (The)                                350,000       16,695,000
===========================================================================

SPECIALTY STORES-5.99%

Bed Bath & Beyond Inc.(a)                          750,000       31,680,000
---------------------------------------------------------------------------
CarMax, Inc.(a)                                    300,000        9,453,000
---------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack                         150,000        2,884,500
---------------------------------------------------------------------------
Regis Corp.                                        303,000       11,520,060
---------------------------------------------------------------------------
Staples, Inc.(a)                                 1,300,000       34,866,000
---------------------------------------------------------------------------
Tractor Supply Co.(a)                              500,000       20,955,000
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           800,000       28,264,000
===========================================================================
                                                                139,622,560
===========================================================================

SYSTEMS SOFTWARE-1.42%

Adobe Systems Inc.                                 300,000       13,152,000
---------------------------------------------------------------------------
Symantec Corp.(a)                                  300,000       19,995,000
===========================================================================
                                                                 33,147,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

---------------------------------------------------------------------------

TECHNOLOGY DISTRIBUTORS-1.93%

CDW Corp.                                          750,000   $   45,037,500
===========================================================================

THRIFTS & MORTGAGE FINANCE-2.01%

Doral Financial Corp. (Puerto Rico)                350,000       17,675,000
---------------------------------------------------------------------------
New York Community Bancorp, Inc.                   400,000       14,480,000
---------------------------------------------------------------------------
Radian Group Inc.                                  278,600       14,737,940
===========================================================================
                                                                 46,892,940
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.91%

Fastenal Co.                                     1,000,000       44,470,000
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,724,243,328)                         2,278,947,483
===========================================================================

MONEY MARKET FUNDS-3.24%

STIC Liquid Assets Portfolio(b)                 37,783,111       37,783,111
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                         37,783,111       37,783,111
===========================================================================
    Total Money Market Funds (Cost
      $75,566,222)                                               75,566,222
===========================================================================
TOTAL INVESTMENTS-101.03% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,799,809,550)                                             2,354,513,705
===========================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-22.43%

STIC Liquid Assets Portfolio(b)(c)             261,330,936      261,330,936
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     261,330,936      261,330,936
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $522,661,872)                                       522,661,872
===========================================================================
TOTAL INVESTMENTS-123.46% (Cost
  $2,322,471,422)                                             2,877,175,577
===========================================================================
OTHER ASSETS LESS LIABILITIES-(23.46%)                         (546,645,008)
===========================================================================
NET ASSETS-100.00%                                           $2,330,530,569
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $1,724,243,328)*                           $ 2,278,947,483
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $598,228,094)                      598,228,094
------------------------------------------------------------
Cash                                               1,198,825
------------------------------------------------------------
Receivables for:
  Investments sold                                49,660,832
------------------------------------------------------------
  Fund shares sold                                 1,158,837
------------------------------------------------------------
  Dividends                                          324,508
------------------------------------------------------------
Investment for deferred compensation plan            102,238
------------------------------------------------------------
Other assets                                          65,615
============================================================
    Total assets                               2,929,686,432
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           68,040,705
------------------------------------------------------------
  Fund shares reacquired                           5,872,672
------------------------------------------------------------
  Deferred compensation plan                         102,238
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       522,661,872
------------------------------------------------------------
Accrued distribution fees                            697,507
------------------------------------------------------------
Accrued trustees' fees                               133,783
------------------------------------------------------------
Accrued transfer agent fees                        1,310,137
------------------------------------------------------------
Accrued operating expenses                           336,949
============================================================
    Total liabilities                            599,155,863
============================================================
Net assets applicable to shares outstanding  $ 2,330,530,569
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,823,914,593
------------------------------------------------------------
Undistributed net investment income (loss)          (235,341)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                       (1,047,852,838)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     554,704,155
============================================================
                                             $ 2,330,530,569
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 1,983,599,801
____________________________________________________________
============================================================
Class B                                      $   262,098,347
____________________________________________________________
============================================================
Class C                                      $    81,079,129
____________________________________________________________
============================================================
Class R                                      $     1,164,264
____________________________________________________________
============================================================
Institutional Class                          $     2,589,028
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                          220,535,728
____________________________________________________________
============================================================
Class B                                           30,408,663
____________________________________________________________
============================================================
Class C                                            9,408,893
____________________________________________________________
============================================================
Class R                                              129,953
____________________________________________________________
============================================================
Institutional Class                                  285,210
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          8.99
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.99 divided by
      94.50%)                                $          9.51
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $          8.62
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $          8.62
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $          8.96
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $          9.08
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $513,411,417 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $25,050)         $  5,010,187
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       966,680
--------------------------------------------------------------------------
Securities lending                                               1,187,469
==========================================================================
    Total investment income                                      7,164,336
==========================================================================

EXPENSES:

Advisory fees                                                   13,458,191
--------------------------------------------------------------------------
Administrative services fees                                       453,825
--------------------------------------------------------------------------
Custodian fees                                                     148,987
--------------------------------------------------------------------------
Distribution fees -- Class A                                     4,512,997
--------------------------------------------------------------------------
Distribution fees -- Class B                                     2,320,962
--------------------------------------------------------------------------
Distribution fees -- Class C                                       720,696
--------------------------------------------------------------------------
Distribution fees -- Class R                                         2,722
--------------------------------------------------------------------------
Transfer agent fees                                              7,339,962
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              69
--------------------------------------------------------------------------
Trustees' fees                                                      45,972
--------------------------------------------------------------------------
Other                                                              767,241
==========================================================================
    Total expenses                                              29,771,624
==========================================================================
Less: Fees waived and expense offset arrangements                  (51,005)
==========================================================================
    Net expenses                                                29,720,619
==========================================================================
Net investment income (loss)                                   (22,556,283)
==========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from investment securities                    61,969,001
--------------------------------------------------------------------------
Change in net unrealized appreciation of investment
  securities                                                   408,592,565
==========================================================================
Net gain from investment securities                            470,561,566
==========================================================================
Net increase in net assets resulting from operations          $448,005,283
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (22,556,283)   $  (29,737,807)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities             61,969,001      (454,400,428)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   408,592,565        70,396,760
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  448,005,283      (413,741,475)
==============================================================================================
Share transactions-net:
  Class A                                                       (198,927,862)     (368,156,521)
----------------------------------------------------------------------------------------------
  Class B                                                        (13,011,938)      (19,209,543)
----------------------------------------------------------------------------------------------
  Class C                                                         (6,417,966)       (8,446,307)
----------------------------------------------------------------------------------------------
  Class R                                                            879,113           133,795
----------------------------------------------------------------------------------------------
  Institutional Class                                              1,928,983           145,043
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (215,549,670)     (395,533,533)
==============================================================================================
    Net increase (decrease) in net assets                        232,455,613      (809,275,008)
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,098,074,956     2,907,349,964
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(235,341) and $(208,878) for 2003 and 2002,
    respectively)                                             $2,330,530,569    $2,098,074,956
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $16,521

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $453,825 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") formerly known as A I M Funds Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $3,664,649 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $4,512,997, $2,320,962 $720,696 and $2,722, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $247,028 in front-end sales commissions from the sale of Class A shares and $54,841, $0, $8,182 and $0 from Class A,

Class B and Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $33,957 and reductions in custodian fees of $527 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $34,484.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $5,599 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $513,411,417 were on loan to brokers. The loans were secured by cash collateral of $522,661,872 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $1,187,469 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:
------------------------------

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:
-----------------------------

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   547,008,172
------------------------------------------------------------
Temporary book/tax differences                      (235,341)
------------------------------------------------------------
Capital loss carryforward                     (1,040,156,855)
------------------------------------------------------------
Shares of beneficial interest                  2,823,914,593
============================================================
Total net assets                             $ 2,330,530,569
____________________________________________________________
============================================================

    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2009                              $  576,417,831
------------------------------------------------------------
October 31, 2010                                 463,739,024
============================================================
Total capital loss carryforward               $1,040,156,855
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $1,591,626,604 and $1,744,731,182, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $554,050,882
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (7,042,710)
===========================================================
Net unrealized appreciation of investment
  securities                                   $547,008,172
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,330,167,405.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of the disallowance of net operating losses on October 31, 2003, undistributed net investment income (loss) was increased by $22,529,820, undistributed net realized gains remained unchanged and shares of beneficial interest decreased by $22,529,820. This reclassification had no effect on the net assets of the Fund.


NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      35,791,336    $ 277,895,468     44,066,976    $ 384,377,775
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                       4,508,173       33,128,293      6,507,666       55,189,130
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,072,120       15,430,661      2,934,855       24,752,456
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        162,296        1,283,289         18,814          133,820
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           275,456        2,002,058         18,865          145,043
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         337,998        2,617,107        182,647        1,563,408
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (351,540)      (2,617,107)      (188,487)      (1,563,408)
==========================================================================================================================
Reacquired:
  Class A                                                     (62,095,032)    (479,440,437)   (87,574,389)    (754,097,704)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,947,043)     (43,523,124)    (8,963,129)     (72,835,265)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,982,429)     (21,848,627)    (4,058,002)     (33,198,763)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (51,154)        (404,176)            (3)             (25)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (9,111)         (73,075)            --               --
==========================================================================================================================
                                                              (28,288,930)   $(215,549,670)   (47,054,187)   $(395,533,533)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A(a)
                                                            ---------------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                            ---------------------------------------------------------------------
                                                               2003             2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $     7.30       $     8.68    $    18.41    $    13.90    $    10.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.07)(b)        (0.09)(b)     (0.09)(b)     (0.13)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.76            (1.29)        (6.34)        11.08          4.05
=================================================================================================================================
    Total from investment operations                              1.69            (1.38)        (6.43)        10.95          3.96
=================================================================================================================================
Less distributions:
  Distributions from net realized gains                             --               --         (3.30)        (6.44)        (0.10)
=================================================================================================================================
Net asset value, end of period                              $     8.99       $     7.30    $     8.68    $    18.41    $    13.90
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                                  23.15%          (15.90)%      (40.51)%       47.53%        39.73%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $1,983,600       $1,798,318    $2,516,407    $4,444,515    $2,808,451
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                           1.30%(d)         1.32%         1.17%         1.04%         1.09%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                         (0.96)%(d)       (1.00)%       (0.79)%       (0.77)%       (0.69)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             78%              68%           89%           79%           75%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,805,198,791.


                                                                                         CLASS B(a)
                                                              ----------------------------------------------------------------
                                                                                                                 MARCH 1, 1999
                                                                                                                 (DATE SALES
                                                                          YEAR ENDED OCTOBER 31,                 COMMENCED) TO
                                                              -----------------------------------------------    OCTOBER 31,
                                                                2003           2002        2001        2000         1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   7.04       $   8.45    $  18.12    $  13.81       $ 10.85
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.13)(b)      (0.15)(b)   (0.17)(b)   (0.29)        (0.07)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.71          (1.26)      (6.20)      11.04          3.03
==============================================================================================================================
    Total from investment operations                              1.58          (1.41)      (6.37)      10.75          2.96
==============================================================================================================================
Less distributions:
  Distributions from net realized gains                             --             --       (3.30)      (6.44)           --
==============================================================================================================================
Net asset value, end of period                                $   8.62       $   7.04    $   8.45    $  18.12       $ 13.81
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                  22.44%        (16.69)%    (40.90)%     46.29%        27.27%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $262,098       $226,806    $294,303    $374,010       $24,914
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                           2.05%(d)       2.07%       1.94%       1.86%         2.08%(e)
==============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.71)%(d)     (1.75)%     (1.55)%     (1.59)%       (1.68)%(e)
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(f)                                          78%            68%         89%         79%           75%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $232,096,158.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                       CLASS C(a)
                                                              -------------------------------------------------------------
                                                                                                              MARCH 1, 1999
                                                                                                              (DATE SALES
                                                                         YEAR ENDED OCTOBER 31,               COMMENCED) TO
                                                              --------------------------------------------    OCTOBER 31,
                                                               2003          2002       2001        2000        1999
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  7.04       $  8.45    $ 18.11    $  13.81       $10.85
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.13)(b)     (0.15)(b)  (0.17)(b)   (0.29)       (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.71         (1.26)     (6.19)      11.03         3.03
===========================================================================================================================
    Total from investment operations                             1.58         (1.41)     (6.36)      10.74         2.96
===========================================================================================================================
Less distributions:
  Distributions from net realized gains                            --            --      (3.30)      (6.44)          --
===========================================================================================================================
Net asset value, end of period                                $  8.62       $  7.04    $  8.45    $  18.11       $13.81
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                                 22.44%       (16.69)%   (40.86)%     46.21%       27.27%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,079       $72,676    $96,640    $120,591       $6,807
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                          2.05%(d)      2.07%      1.94%       1.86%        2.08%(e)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.71)%(d)    (1.75)%    (1.55)%     (1.59)%      (1.68)%(e)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                                         78%           68%        89%         79%          75%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a) Per share information and distributions prior to October 31, 1999 have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on July 14, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $72,069,646.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.29             $  8.89
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)           (0.04)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.77               (1.56)
=============================================================================================
    Total from investment operations                              1.67               (1.60)
=============================================================================================
Net asset value, end of period                                  $ 8.96             $  7.29
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  22.91%             (18.00)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,164             $   137
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.55%(c)            1.62%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)          (1.30)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          78%                 68%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $544,422.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                MARCH 15, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 7.32             $  9.53
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)           (0.02)(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.79               (2.19)
==============================================================================================
    Total from investment operations                              1.76               (2.21)
==============================================================================================
Net asset value, end of period                                  $ 9.08             $  7.32
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  24.04%             (23.19)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,589             $   138
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                           0.71%(c)            0.81%(d)
==============================================================================================
Ratio of net investment income (loss) to average net assets      (0.37)%(c)          (0.49)%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          78%                 68%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,401,489.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Blue Chip Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Blue Chip Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Blue Chip Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                  /s/ ERNST & YOUNG LLP


Houston, Texas
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-97.27%

ADVERTISING-1.08%

Omnicom Group Inc.                                400,000   $   31,920,000
==========================================================================

AEROSPACE & DEFENSE-1.94%

Lockheed Martin Corp.                             325,000       15,067,000
--------------------------------------------------------------------------
United Technologies Corp.                         500,000       42,345,000
==========================================================================
                                                                57,412,000
==========================================================================

ALUMINUM-0.64%

Alcoa Inc.                                        600,000       18,942,000
==========================================================================

APPAREL RETAIL-0.61%

Gap, Inc. (The)                                   950,000       18,126,000
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.48%

Franklin Resources, Inc.                          300,000       14,226,000
==========================================================================

BIOTECHNOLOGY-1.88%

Amgen Inc.(a)                                     900,000       55,584,000
==========================================================================

BREWERS-0.50%

Anheuser-Busch Cos., Inc.                         300,000       14,778,000
==========================================================================

BROADCASTING & CABLE TV-0.52%

Clear Channel Communications, Inc.                375,000       15,307,500
==========================================================================

CASINOS & GAMING-0.69%

International Game Technology                     625,000       20,468,750
==========================================================================

COMMUNICATIONS EQUIPMENT-2.91%

Cisco Systems, Inc.(a)                          4,100,000       86,018,000
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.99%

Best Buy Co., Inc.                                500,000       29,155,000
==========================================================================

COMPUTER HARDWARE-2.76%

Dell Inc.(a)                                    1,450,000       52,374,000
--------------------------------------------------------------------------
International Business Machines Corp.             325,000       29,081,000
==========================================================================
                                                                81,455,000
==========================================================================

COMPUTER STORAGE & PERIPHERALS-0.84%

EMC Corp.(a)                                    1,800,000       24,912,000
==========================================================================

CONSUMER FINANCE-2.90%

American Express Co.                              900,000       42,237,000
--------------------------------------------------------------------------
MBNA Corp.                                        850,000       21,037,500
--------------------------------------------------------------------------
SLM Corp.                                         575,000       22,517,000
==========================================================================
                                                                85,791,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


DATA PROCESSING & OUTSOURCED SERVICES-1.68%

First Data Corp.                                  850,000   $   30,345,000
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   550,000       19,426,000
==========================================================================
                                                                49,771,000
==========================================================================

DIVERSIFIED BANKS-2.66%

Bank of America Corp.                             425,000       32,185,250
--------------------------------------------------------------------------
Wells Fargo & Co.                                 825,000       46,464,000
==========================================================================
                                                                78,649,250
==========================================================================

DIVERSIFIED CAPITAL MARKETS-1.76%

J.P. Morgan Chase & Co.                         1,450,000       52,055,000
==========================================================================

DIVERSIFIED CHEMICALS-0.27%

E. I. du Pont de Nemours & Co.                    200,000        8,080,000
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.61%

Apollo Group, Inc.-Class A(a)                     525,000       33,353,250
--------------------------------------------------------------------------
H&R Block, Inc.                                   300,000       14,127,000
==========================================================================
                                                                47,480,250
==========================================================================

ELECTRIC UTILITIES-1.56%

Dominion Resources, Inc.                          250,000       15,400,000
--------------------------------------------------------------------------
FPL Group, Inc.                                   250,000       15,935,000
--------------------------------------------------------------------------
Southern Co. (The)                                500,000       14,900,000
==========================================================================
                                                                46,235,000
==========================================================================

FOOD DISTRIBUTORS-0.85%

Sysco Corp.                                       750,000       25,245,000
==========================================================================

FOOTWEAR-0.54%

NIKE, Inc.-Class B                                250,000       15,975,000
==========================================================================

GENERAL MERCHANDISE STORES-0.74%

Target Corp.                                      550,000       21,857,000
==========================================================================

HEALTH CARE EQUIPMENT-4.70%

Boston Scientific Corp.(a)                        700,000       47,404,000
--------------------------------------------------------------------------
Medtronic, Inc.                                   850,000       38,734,500
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         275,000       15,994,000
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          575,000       36,690,750
==========================================================================
                                                               138,823,250
==========================================================================

HOME IMPROVEMENT RETAIL-1.94%

Home Depot, Inc. (The)                          1,550,000       57,458,500
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.56%

Carnival Corp. (Panama)                           475,000       16,582,250
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-2.89%

Colgate-Palmolive Co.                             450,000   $   23,935,500
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        625,000       61,431,250
==========================================================================
                                                                85,366,750
==========================================================================

HYPERMARKETS & SUPER CENTERS-3.29%

Wal-Mart Stores, Inc.                           1,650,000       97,267,500
==========================================================================

INDUSTRIAL CONGLOMERATES-3.02%

3M Co.                                            195,000       15,379,650
--------------------------------------------------------------------------
General Electric Co.                            2,550,000       73,975,500
==========================================================================
                                                                89,355,150
==========================================================================

INDUSTRIAL GASES-0.54%

Air Products & Chemicals, Inc.                    350,000       15,893,500
==========================================================================

INDUSTRIAL MACHINERY-0.52%

Danaher Corp.                                     185,000       15,327,250
==========================================================================

INTEGRATED OIL & GAS-2.29%

Exxon Mobil Corp.                               1,850,000       67,673,000
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.61%

SBC Communications Inc.                           750,000       17,985,000
==========================================================================

INTERNET RETAIL-0.76%

eBay Inc.(a)                                      400,000       22,376,000
==========================================================================

INVESTMENT BANKING & BROKERAGE-4.77%

Goldman Sachs Group, Inc. (The)                   500,000       46,950,000
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         800,000       47,360,000
--------------------------------------------------------------------------
Morgan Stanley                                    850,000       46,639,500
==========================================================================
                                                               140,949,500
==========================================================================

LIFE & HEALTH INSURANCE-0.75%

Prudential Financial, Inc.                        575,000       22,218,000
==========================================================================

MANAGED HEALTH CARE-1.46%

UnitedHealth Group Inc.                           850,000       43,248,000
==========================================================================

MOVIES & ENTERTAINMENT-1.48%

Viacom Inc.-Class B                             1,100,000       43,857,000
==========================================================================

MULTI-LINE INSURANCE-1.75%

American International Group, Inc.                850,000       51,705,500
==========================================================================

OIL & GAS DRILLING-1.00%

ENSCO International Inc.                          550,000       14,492,500
--------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              400,000       15,120,000
==========================================================================
                                                                29,612,500
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


OIL & GAS EQUIPMENT & SERVICES-0.76%

Schlumberger Ltd. (Netherlands)                   475,000   $   22,310,750
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.85%

Citigroup Inc.                                  2,400,000      113,760,000
==========================================================================

PHARMACEUTICALS-6.69%

Allergan, Inc.                                    325,000       24,576,500
--------------------------------------------------------------------------
Johnson & Johnson                                 750,000       37,747,500
--------------------------------------------------------------------------
Pfizer Inc.                                     2,350,000       74,260,000
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        375,000       21,333,750
--------------------------------------------------------------------------
Wyeth                                             900,000       39,726,000
==========================================================================
                                                               197,643,750
==========================================================================

RAILROADS-0.66%

Canadian National Railway Co. (Canada)            325,000       19,565,000
==========================================================================

REGIONAL BANKS-0.74%

Fifth Third Bancorp                               375,000       21,735,000
==========================================================================

RESTAURANTS-0.34%

McDonald's Corp.                                  400,000       10,004,000
==========================================================================

SEMICONDUCTOR EQUIPMENT-2.93%

Applied Materials, Inc.(a)                      1,500,000       35,055,000
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                               450,000       25,798,500
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         625,000       25,806,250
==========================================================================
                                                                86,659,750
==========================================================================

SEMICONDUCTORS-6.94%

Analog Devices, Inc.(a)                           650,000       28,814,500
--------------------------------------------------------------------------
Intel Corp.                                     2,500,000       82,625,000
--------------------------------------------------------------------------
Linear Technology Corp.                           650,000       27,696,500
--------------------------------------------------------------------------
Microchip Technology Inc.                         800,000       26,168,000
--------------------------------------------------------------------------
Texas Instruments Inc.                            500,000       14,460,000
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                   800,000       25,360,000
==========================================================================
                                                               205,124,000
==========================================================================

SOFT DRINKS-1.28%

Coca-Cola Co. (The)                               400,000       18,560,000
--------------------------------------------------------------------------
PepsiCo, Inc.                                     400,000       19,128,000
==========================================================================
                                                                37,688,000
==========================================================================

SPECIALTY STORES-1.79%

Bed Bath & Beyond Inc.(a)                         725,000       30,624,000
--------------------------------------------------------------------------
Staples, Inc.(a)                                  825,000       22,126,500
==========================================================================
                                                                52,750,500
==========================================================================

SYSTEMS SOFTWARE-6.47%

Computer Associates International, Inc.           675,000       15,876,000
--------------------------------------------------------------------------
Microsoft Corp.                                 3,900,000      101,985,000
--------------------------------------------------------------------------


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Oracle Corp.(a)                                 2,500,000   $   29,900,000
--------------------------------------------------------------------------
VERITAS Software Corp.(a)                       1,200,000       43,380,000
==========================================================================
                                                               191,141,000
==========================================================================

THRIFTS & MORTGAGE FINANCE-1.09%

Fannie Mae                                        450,000       32,260,500
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.99%

AT&T Wireless Services Inc.(a)                  1,100,000        7,975,000
--------------------------------------------------------------------------
Vodafone Group PLC-ADR (United Kingdom)         1,000,000       21,150,000
==========================================================================
                                                                29,125,000
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,273,576,585)                        2,874,909,150
==========================================================================

MONEY MARKET FUNDS-2.18%

STIC Liquid Assets Portfolio(b)                32,255,406       32,255,406
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        32,255,406       32,255,406
==========================================================================
    Total Money Market Funds (Cost
      $64,510,812)                                              64,510,812
==========================================================================
TOTAL INVESTMENTS-99.45% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $2,338,087,397)                                            2,939,419,962
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.02%

STIC Liquid Assets Portfolio(b)(c)                447,700   $      447,700
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $447,700)                                              447,700
==========================================================================
TOTAL INVESTMENTS-99.47% (Cost
  $2,338,535,097)                                            2,939,867,662
==========================================================================
OTHER ASSETS LESS LIABILITIES-0.53%                             15,680,944
==========================================================================
NET ASSETS-100.00%                                          $2,955,548,606
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $2,273,576,585)*                            $2,874,909,150
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $64,958,512)                              64,958,512
------------------------------------------------------------
Receivables for:
  Investments sold                                24,683,025
------------------------------------------------------------
  Fund shares sold                                 2,304,821
------------------------------------------------------------
  Dividends                                        3,002,219
------------------------------------------------------------
Investment for deferred compensation plan             85,703
------------------------------------------------------------
Other assets                                          89,262
============================================================
    Total assets                               2,970,032,692
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,960,690
------------------------------------------------------------
  Fund shares reacquired                           6,778,210
------------------------------------------------------------
  Deferred compensation plan                          85,703
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                           447,700
------------------------------------------------------------
Accrued distribution fees                          1,754,494
------------------------------------------------------------
Accrued trustees' fees                               113,708
------------------------------------------------------------
Accrued transfer agent fees                        1,879,182
------------------------------------------------------------
Accrued operating expenses                           464,399
============================================================
    Total liabilities                             14,484,086
============================================================
Net assets applicable to shares outstanding   $2,955,548,606
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,174,409,315
------------------------------------------------------------
Undistributed net investment income (loss)          (193,930)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and futures contracts                       (1,819,999,344)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and futures
  contracts                                      601,332,565
============================================================
                                              $2,955,548,606
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,439,517,589
____________________________________________________________
============================================================
Class B                                       $1,223,820,934
____________________________________________________________
============================================================
Class C                                       $  290,396,300
____________________________________________________________
============================================================
Class R                                       $    1,577,836
____________________________________________________________
============================================================
Investor Class                                $      100,222
____________________________________________________________
============================================================
Institutional Class                           $      135,725
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          134,716,761
____________________________________________________________
============================================================
Class B                                          119,762,062
____________________________________________________________
============================================================
Class C                                           28,419,655
____________________________________________________________
============================================================
Class R                                              147,951
____________________________________________________________
============================================================
Investor Class                                         9,378
____________________________________________________________
============================================================
Institutional Class                                   12,560
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        10.69
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.69 divided by
      94.50%)                                 $        11.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        10.22
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        10.22
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        10.66
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        10.69
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        10.81
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $431,970 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $79,735)         $  35,405,963
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        985,598
---------------------------------------------------------------------------
Interest                                                             35,871
---------------------------------------------------------------------------
Securities lending                                                   34,455
===========================================================================
    Total investment income                                      36,461,887
===========================================================================

EXPENSES:

Advisory fees                                                    17,924,075
---------------------------------------------------------------------------
Administrative services fees                                        540,113
---------------------------------------------------------------------------
Custodian fees                                                      190,013
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         4,741,551
---------------------------------------------------------------------------
  Class B                                                        11,597,496
---------------------------------------------------------------------------
  Class C                                                         2,827,049
---------------------------------------------------------------------------
  Class R                                                             2,613
---------------------------------------------------------------------------
  Investor Class                                                         10
---------------------------------------------------------------------------
Transfer agent fees                                              11,540,164
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                               81
---------------------------------------------------------------------------
Trustees' fees                                                       58,866
---------------------------------------------------------------------------
Other                                                             1,213,386
===========================================================================
    Total expenses                                               50,635,417
===========================================================================
Less: Fees waived and expense offset arrangements                   (72,046)
===========================================================================
    Net expenses                                                 50,563,371
===========================================================================
Net investment income (loss)                                    (14,101,484)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (109,521,399)
---------------------------------------------------------------------------
  Foreign currencies                                                  1,362
---------------------------------------------------------------------------
  Futures contracts                                               4,362,825
===========================================================================
                                                               (105,157,212)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         520,451,864
---------------------------------------------------------------------------
  Foreign currencies                                                   (538)
---------------------------------------------------------------------------
  Futures contracts                                              (1,164,391)
===========================================================================
                                                                519,286,935
===========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                             414,129,723
===========================================================================
Net increase in net assets resulting from operations          $ 400,028,239
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (14,101,484)   $   (26,181,399)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and futures contracts                    (105,157,212)      (605,224,882)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and futures
    contracts                                                    519,286,935        (87,627,440)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  400,028,239       (719,033,721)
===============================================================================================
Share transactions-net:
  Class A                                                       (162,460,380)      (325,975,435)
-----------------------------------------------------------------------------------------------
  Class B                                                       (136,334,779)      (303,773,409)
-----------------------------------------------------------------------------------------------
  Class C                                                        (51,018,964)      (109,471,968)
-----------------------------------------------------------------------------------------------
  Class R                                                          1,425,250             36,356
-----------------------------------------------------------------------------------------------
  Investor Class                                                      99,068                 --
-----------------------------------------------------------------------------------------------
  Institutional Class                                                (43,881)           168,155
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (348,333,686)      (739,016,301)
===============================================================================================
    Net increase (decrease) in net assets                         51,694,553     (1,458,050,022)
===============================================================================================

NET ASSETS:

  Beginning of year                                            2,903,854,053      4,361,904,075
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of ($193,930) and ($154,369) for 2003 and 2002,
    respectively)                                             $2,955,548,606    $ 2,903,854,053
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Blue Chip Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of current income. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $21,702.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $540,113 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $6,046,387 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R, the Institutional Class and the Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and the Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of the Investor Class shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C, Class R and the Investor Class shares paid $4,741,551, $11,597,496, $2,827,049, $2,613 and $10, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $345,660 in front-end sales commissions from the sale of Class A shares and $27,553, $3,029, $17,172 and $0 from

Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $48,392 and reductions in custodian fees of $1,952 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $50,344.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $6,755 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $431,970 were on loan to brokers. The loans were secured by cash collateral of $447,700 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $34,455 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   557,955,231
------------------------------------------------------------
Temporary book/tax differences                      (193,930)
------------------------------------------------------------
Capital loss carryforward                     (1,776,622,010)
------------------------------------------------------------
Shares of beneficial interest                  4,174,409,315
============================================================
Total net assets                             $ 2,955,548,606
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                               CAPITAL LOSS
EXPIRATION                                     CARRYFORWARD
------------------------------------------------------------
October 31, 2007                              $   38,614,682
------------------------------------------------------------
October 31, 2008                                 185,511,022
------------------------------------------------------------
October 31, 2009                                 833,974,843
------------------------------------------------------------
October 31, 2010                                 615,639,140
------------------------------------------------------------
October 31, 2011                                 102,882,323
============================================================
Total capital loss carryforward               $1,776,622,010
____________________________________________________________
============================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $752,061,350 and $1,056,490,615, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $611,034,149
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (53,078,918)
===========================================================
Net unrealized appreciation of investment
  securities                                   $557,955,231
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $2,381,912,431.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income was increased by $14,061,923, undistributed net realized gains decreased by $1,362 and shares of beneficial interest decreased by $14,060,561. This reclassification had no effect on net assets of the Fund.

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, the Institutional Class shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares, the Institutional Class shares and the Investor Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      30,092,109    $ 289,868,346     35,714,782    $ 388,117,102
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      12,053,281      111,049,162     15,784,454      168,633,848
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,161,204       38,212,257      5,922,957       63,436,977
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        164,023        1,619,420          3,975           36,381
--------------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                 12,285          130,138             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                               --               --         19,795          192,879
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,670,042       16,099,491      1,132,609       12,298,772
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,741,215)     (16,099,491)    (1,170,222)     (12,298,772)
==========================================================================================================================
Reacquired:
  Class A                                                     (49,132,867)    (468,428,217)   (68,970,741)    (726,391,309)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (25,556,829)    (231,284,450)   (45,721,299)    (460,108,485)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (9,824,798)     (89,231,221)   (16,701,794)    (172,908,945)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (20,044)        (194,170)            (3)             (25)
--------------------------------------------------------------------------------------------------------------------------
  Investor Class**                                                 (2,907)         (31,070)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class***                                           (4,720)         (43,881)        (2,515)         (24,724)
==========================================================================================================================
                                                              (38,130,436)   $(348,333,686)   (73,988,002)   $(739,016,301)
__________________________________________________________________________________________________________________________
==========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
 ** Investor Class shares commenced sales on September 30, 2003.
*** Institutional Class shares commenced sales on March 15, 2002.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                               CLASS A(a)
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------------
                                           2003              2002               2001               2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $     9.22         $    11.22         $    17.29         $    15.49         $    12.05
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.02)             (0.04)(b)          (0.04)             (0.05)(b)           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            1.49              (1.96)             (6.03)              1.85               3.47
=================================================================================================================================
    Total from investment operations          1.47              (2.00)             (6.07)              1.80               3.48
=================================================================================================================================
Less distributions:
  Dividends from net investment income          --                 --                 --                 --              (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                       --                 --                 --                 --              (0.03)
=================================================================================================================================
    Total distributions                         --                 --                 --                 --              (0.04)
=================================================================================================================================
Net asset value, end of period          $    10.69         $     9.22         $    11.22         $    17.29         $    15.49
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              15.94%            (17.82)%           (35.11)%            11.60%             29.01%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,439,518         $1,402,589         $2,067,602         $3,163,453         $2,299,551
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                      1.47%(d)           1.40%              1.28%              1.19%              1.19%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.17)%(d)         (0.33)%            (0.29)%            (0.31)%             0.03%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         28%                28%                31%                22%                22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,354,728,865.


                                                                               CLASS B(a)
                                        -----------------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------------
                                           2003              2002               2001               2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period    $     8.88         $    10.87         $    16.87         $    15.22         $    11.91
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.08)             (0.10)(b)          (0.13)             (0.17)(b)          (0.10)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            1.42              (1.89)             (5.87)              1.82               3.44
=================================================================================================================================
    Total from investment operations          1.34              (1.99)             (6.00)              1.65               3.34
=================================================================================================================================
Less distributions from net realized
  gains                                         --                 --                 --                 --              (0.03)
=================================================================================================================================
Net asset value, end of period          $    10.22         $     8.88         $    10.87         $    16.87         $    15.22
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                              15.09%            (18.31)%           (35.57)%            10.87%             28.08%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                              $1,223,821         $1,198,513         $1,806,464         $2,746,149         $1,891,171
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets                                      2.12%(d)           2.05%              1.94%              1.88%              1.91%
=================================================================================================================================
Ratio of net investment income (loss)
  to average net assets                      (0.82)%(d)         (0.98)%            (0.94)%            (1.00)%            (0.68)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                         28%                28%                31%                22%                22%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 has been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,159,749,563.


                                                                                      CLASS C(a)
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.88       $  10.87    $  16.86    $  15.21    $  11.91
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)         (0.10)(b)    (0.13)     (0.17)(b)    (0.10)(b)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.42          (1.89)      (5.86)       1.82        3.43
=========================================================================================================================
    Total from investment operations                              1.34          (1.99)      (5.99)       1.65        3.33
=========================================================================================================================
Less distributions from net realized gains                          --             --          --          --       (0.03)
=========================================================================================================================
Net asset value, end of period                                $  10.22       $   8.88    $  10.87    $  16.86    $  15.21
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                                                  15.09%        (18.31)%    (35.53)%     10.82%      28.09%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $290,396       $302,555    $487,838    $720,186    $349,951
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.12%(d)       2.05%       1.94%       1.88%       1.90%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.82)%(d)     (0.98)%     (0.94)%     (1.00)%     (0.68)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             28%            28%         31%         22%         22%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) Per share information for all periods prior to October 31, 2000 have been restated to reflect a 3 for 1 stock split, effected in the form of a 200% stock dividend, on September 8, 2000.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $282,704,852.

                                                                        CLASS R
                                                              ----------------------------
                                                                             JUNE 3, 2002
                                                                              (DATE SALES
                                                              YEAR ENDED     COMMENCED) TO
                                                              OCTOBER 31,     OCTOBER 31,
                                                                 2003            2002
------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.22          $ 10.53
------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)           (0.02)(a)
------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
     unrealized)                                                  1.44            (1.29)
==========================================================================================
     Total from investment operations                             1.44            (1.31)
==========================================================================================
Net asset value, end of period                                  $10.66          $  9.22
__________________________________________________________________________________________
==========================================================================================
Total return(b)                                                 15.62%           (12.44)%
__________________________________________________________________________________________
==========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,578          $    37
__________________________________________________________________________________________
==========================================================================================
Ratio of expenses to average net assets                           1.62%(c)         1.55%(d)
==========================================================================================
Ratio of net investment income (loss) to average net assets      (0.32)%(c)       (0.49)%(d)
__________________________________________________________________________________________
==========================================================================================
Portfolio turnover rate(e)                                         28%              28%
__________________________________________________________________________________________
==========================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $522,665.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                  INVESTOR CLASS
                                                                ------------------
                                                                SEPTEMBER 30, 2003
                                                                (DATE SALES
                                                                 COMMENCED)
                                                                TO OCTOBER 31,
                                                                    2003
----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $10.16
----------------------------------------------------------------------------------
Income from investment operations:
  Net Investment income (loss)                                         (0.00)
----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                0.53
==================================================================================
    Total from investment operations                                    0.53
==================================================================================
Net asset value, end of period                                        $10.69
__________________________________________________________________________________
==================================================================================
Total return(a)                                                         5.22%
__________________________________________________________________________________
==================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $  100
__________________________________________________________________________________
==================================================================================
Ratio of expenses to average net assets                                 1.29%(b)
==================================================================================
Ratio of net investment income (loss) to average net assets            (0.01)%(b)
__________________________________________________________________________________
==================================================================================
Portfolio turnover rate(c)                                                28%
__________________________________________________________________________________
==================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $49,231.
(c)  Not annualized for periods less than one year.


                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                                MARCH 15, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED)
                                                              OCTOBER 31,       TO OCTOBER 31,
                                                                2003               2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.26             $ 12.13
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.06                0.02(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.49               (2.89)
==============================================================================================
    Total from investment operations                              1.55               (2.87)
==============================================================================================
Net asset value, end of period                                  $10.81             $  9.26
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  16.74%             (23.66)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  136             $   160
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets                           0.77%(c)            0.77%(d)
==============================================================================================
Ratio of net investment income to average net assets              0.53%(c)            0.30%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                          28%                 28%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $141,917.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 12--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Capital Development Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Capital Development Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Capital Development Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- Ernst & Young LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.74%

ADVERTISING-1.14%

Interpublic Group of Cos., Inc. (The)(a)          498,200   $    7,413,216
--------------------------------------------------------------------------
Lamar Advertising Co.(a)                          136,000        4,120,800
==========================================================================
                                                                11,534,016
==========================================================================

AIR FREIGHT & LOGISTICS-1.07%

C.H. Robinson Worldwide, Inc.                     274,900       10,770,582
==========================================================================

APPAREL RETAIL-1.50%

Limited Brands                                    288,000        5,068,800
--------------------------------------------------------------------------
Ross Stores, Inc.                                 201,200       10,062,012
==========================================================================
                                                                15,130,812
==========================================================================

APPLICATION SOFTWARE-4.41%

Amdocs Ltd. (United Kingdom)(a)                   365,400        7,841,484
--------------------------------------------------------------------------
Autodesk, Inc.                                    578,100       11,128,425
--------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                       280,500        9,393,945
--------------------------------------------------------------------------
Intuit Inc.(a)                                    191,800        9,586,164
--------------------------------------------------------------------------
Siebel Systems, Inc.(a)                           514,600        6,478,814
==========================================================================
                                                                44,428,832
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.93%

Affiliated Managers Group, Inc.(a)                141,000       10,222,500
--------------------------------------------------------------------------
American Capital Strategies, Ltd.                 342,400        9,244,800
==========================================================================
                                                                19,467,300
==========================================================================

BIOTECHNOLOGY-0.47%

QLT Inc. (Canada)(a)                              304,200        4,699,890
==========================================================================

BROADCASTING & CABLE TV-0.86%

Cox Radio, Inc.-Class A(a)                        300,000        6,636,000
--------------------------------------------------------------------------
Westwood One, Inc.(a)                              67,200        2,011,296
==========================================================================
                                                                 8,647,296
==========================================================================

BUILDING PRODUCTS-1.23%

American Standard Cos. Inc.(a)                    129,600       12,402,720
==========================================================================

CASINOS & GAMING-2.10%

GTECH Holdings Corp.                              245,300       10,960,004
--------------------------------------------------------------------------
Harrah's Entertainment, Inc.                      234,400       10,196,400
==========================================================================
                                                                21,156,404
==========================================================================

COMMUNICATIONS EQUIPMENT-2.32%

Avocent Corp.(a)                                  154,400        5,836,320
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-(CONTINUED)

Harris Corp.                                      284,900   $   10,603,978
--------------------------------------------------------------------------
UTStarcom, Inc.(a)                                219,900        6,926,850
==========================================================================
                                                                23,367,148
==========================================================================

COMPUTER STORAGE & PERIPHERALS-1.50%

Hutchinson Technology Inc.(a)                     160,000        5,361,600
--------------------------------------------------------------------------
Imation Corp.                                     285,000        9,704,250
==========================================================================
                                                                15,065,850
==========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.08%

Cummins Inc.                                      117,100        5,550,540
--------------------------------------------------------------------------
Navistar International Corp.(a)                   130,900        5,292,287
==========================================================================
                                                                10,842,827
==========================================================================

CONSUMER FINANCE-1.76%

AmeriCredit Corp.(a)                              602,000        8,066,800
--------------------------------------------------------------------------
Capital One Financial Corp.                       159,000        9,667,200
==========================================================================
                                                                17,734,000
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.63%

Alliance Data Systems Corp.(a)                    354,200        9,839,676
--------------------------------------------------------------------------
Certegy Inc.                                      200,450        6,747,147
--------------------------------------------------------------------------
DST Systems, Inc.(a)                              262,900        9,942,878
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   143,400        5,064,888
--------------------------------------------------------------------------
Iron Mountain Inc.(a)                             131,100        5,013,264
==========================================================================
                                                                36,607,853
==========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.13%

ARAMARK Corp.-Class B(a)                          398,700       10,653,264
--------------------------------------------------------------------------
Career Education Corp.(a)                         108,400        5,804,820
--------------------------------------------------------------------------
United Rentals, Inc.(a)                           286,500        4,990,830
==========================================================================
                                                                21,448,914
==========================================================================

DIVERSIFIED METALS & MINING-1.06%

CONSOL Energy Inc. (Acquired 9/17/03; Cost
  $9,740,412)(a)(b)(c)                            546,600       10,650,501
==========================================================================

ELECTRIC UTILITIES-1.10%

Wisconsin Energy Corp.                            337,500       11,053,125
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT-2.22%

Cooper Industries, Ltd.-Class A (Bermuda)         214,000   $   11,320,600
--------------------------------------------------------------------------
Rockwell Automation, Inc.                         354,600       11,010,330
==========================================================================
                                                                22,330,930
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-3.20%

Amphenol Corp.-Class A(a)                         187,600       11,021,500
--------------------------------------------------------------------------
Varian Inc.(a)                                    282,800       10,127,068
--------------------------------------------------------------------------
Waters Corp.(a)                                   353,400       11,107,362
==========================================================================
                                                                32,255,930
==========================================================================

ENVIRONMENTAL SERVICES-1.00%

Republic Services, Inc.                           435,000       10,113,750
==========================================================================

FOOTWEAR-1.12%

Reebok International Ltd.                         290,800       11,326,660
==========================================================================

FOREST PRODUCTS-1.06%

Louisiana-Pacific Corp.(a)                        561,200       10,674,024
==========================================================================

GAS UTILITIES-1.09%

Kinder Morgan, Inc.                               205,800       11,020,590
==========================================================================

GENERAL MERCHANDISE STORES-1.49%

Dollar General Corp.                              232,100        5,215,287
--------------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       255,500        9,754,990
==========================================================================
                                                                14,970,277
==========================================================================

HEALTH CARE DISTRIBUTORS-1.61%

Omnicare, Inc.                                    424,100       16,259,994
==========================================================================

HEALTH CARE EQUIPMENT-2.71%

Bard (C.R.), Inc.                                 153,800       12,311,690
--------------------------------------------------------------------------
Hillenbrand Industries, Inc.                      177,600       10,572,528
--------------------------------------------------------------------------
STERIS Corp.(a)                                   210,000        4,372,200
==========================================================================
                                                                27,256,418
==========================================================================

HEALTH CARE FACILITIES-0.47%

Universal Health Services, Inc.-Class B(a)        100,000        4,705,000
==========================================================================

HEALTH CARE SERVICES-3.27%

AdvancePCS(a)                                      74,200        3,819,074
--------------------------------------------------------------------------
Caremark Rx, Inc.(a)                              490,900       12,297,045
--------------------------------------------------------------------------
DaVita, Inc.(a)                                   308,600       10,831,860
--------------------------------------------------------------------------
Lincare Holdings Inc.(a)                          153,100        5,961,714
==========================================================================
                                                                32,909,693
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


HEALTH CARE SUPPLIES-1.16%

Fisher Scientific International Inc.(a)           290,000   $   11,672,500
==========================================================================

HOMEBUILDING-0.63%

Lennar Corp.-Class A                               69,100        6,346,835
==========================================================================

HOTELS, RESORTS & CRUISE LINES-0.38%

Starwood Hotels & Resorts Worldwide, Inc.         113,800        3,838,474
==========================================================================

HOUSEWARES & SPECIALTIES-1.13%

Yankee Candle Co., Inc. (The)(a)                  408,400       11,427,032
==========================================================================

INDUSTRIAL GASES-0.86%

Airgas, Inc.                                      455,000        8,713,250
==========================================================================

INDUSTRIAL MACHINERY-2.06%

Parker-Hannifin Corp.                             194,400        9,908,568
--------------------------------------------------------------------------
SPX Corp.(a)                                      225,900       10,870,308
==========================================================================
                                                                20,778,876
==========================================================================

INTEGRATED OIL & GAS-0.76%

Murphy Oil Corp.                                  129,500        7,637,910
==========================================================================

INTERNET SOFTWARE & SERVICES-0.52%

United Online, Inc.(a)                            182,200        5,245,538
==========================================================================

INVESTMENT COMPANIES-ETFS-0.26%

iShares Nasdaq Biotechnology Index Fund(a)         36,400        2,584,036
==========================================================================

LEISURE PRODUCTS-2.28%

Brunswick Corp.                                   386,100       11,455,587
--------------------------------------------------------------------------
Hasbro, Inc.                                      530,300       11,560,540
==========================================================================
                                                                23,016,127
==========================================================================

MANAGED HEALTH CARE-1.23%

Anthem, Inc.(a)                                    73,000        4,995,390
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     135,200        7,402,200
==========================================================================
                                                                12,397,590
==========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.13%

Williams Cos., Inc. (The)                       1,120,100       11,425,020
==========================================================================

OFFICE ELECTRONICS-0.91%

Zebra Technologies Corp.-Class A(a)               161,150        9,177,493
==========================================================================

OIL & GAS DRILLING-1.19%

Pride International, Inc.(a)                      447,300        7,326,774
--------------------------------------------------------------------------
Rowan Cos., Inc.(a)                               194,300        4,653,485
==========================================================================
                                                                11,980,259
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-0.83%

BJ Services Co.(a)                                111,300   $    3,651,753
--------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      539,500        4,709,835
==========================================================================
                                                                 8,361,588
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.83%

XTO Energy, Inc.                                  351,300        8,315,271
==========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.30%

CapitalSource Inc.(a)                             137,700        2,994,975
==========================================================================

PACKAGED FOODS & MEATS-0.54%

Flowers Foods, Inc.                               228,400        5,419,932
==========================================================================

PAPER PACKAGING-2.08%

Sealed Air Corp.(a)                               202,200       10,763,106
--------------------------------------------------------------------------
Smurfit-Stone Container Corp.(a)                  659,100       10,216,050
==========================================================================
                                                                20,979,156
==========================================================================

PERSONAL PRODUCTS-1.04%

NBTY, Inc.(a)                                     385,600       10,507,600
==========================================================================

PHARMACEUTICALS-3.14%

Medicis Pharmaceutical Corp.-Class A               97,600        6,182,960
--------------------------------------------------------------------------
Mylan Laboratories Inc.                           215,100        5,194,665
--------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)                 149,500       10,805,860
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                     413,547        9,470,226
==========================================================================
                                                                31,653,711
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.97%

ACE Ltd. (Cayman Islands)                         270,617        9,742,212
--------------------------------------------------------------------------
Quanta Capital Holdings Ltd. (Bermuda)
  (Acquired 08/27/03; Cost $10,000,000)(a)(b)   1,000,000       10,100,000
==========================================================================
                                                                19,842,212
==========================================================================

PUBLISHING-0.33%

Journal Communications, Inc.-Class A(a)           189,700        3,374,763
==========================================================================

REAL ESTATE-2.63%

American Financial Realty Trust(c)                840,100       12,769,520
--------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc.-Class
  A                                               689,155       13,727,968
==========================================================================
                                                                26,497,488
==========================================================================

REGIONAL BANKS-0.47%

Compass Bancshares, Inc.                          125,100        4,726,278
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------


REINSURANCE-2.45%

Everest Re Group, Ltd. (Bermuda)                  120,800   $   10,020,360
--------------------------------------------------------------------------
PartnerRe Ltd. (Bermuda)                           91,500        4,965,705
--------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                       337,200        9,691,128
==========================================================================
                                                                24,677,193
==========================================================================

RESTAURANTS-2.14%

Brinker International, Inc.(a)                    305,600        9,727,248
--------------------------------------------------------------------------
Ruby Tuesday, Inc.                                431,500       11,801,525
==========================================================================
                                                                21,528,773
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.56%

Novellus Systems, Inc.(a)                         136,700        5,644,343
==========================================================================

SEMICONDUCTORS-3.91%

Cypress Semiconductor Corp.(a)                    252,000        5,407,920
--------------------------------------------------------------------------
GlobespanVirata, Inc.(a)                        1,087,400        6,698,384
--------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)               297,300        9,980,361
--------------------------------------------------------------------------
Intersil Corp.-Class A                            276,300        7,125,777
--------------------------------------------------------------------------
Microchip Technology Inc.                         311,162       10,178,109
==========================================================================
                                                                39,390,551
==========================================================================

SPECIALTY CHEMICALS-0.51%

Great Lakes Chemical Corp.                        239,500        5,149,250
==========================================================================

SPECIALTY STORES-3.38%

Advance Auto Parts, Inc.(a)                       167,600       13,109,672
--------------------------------------------------------------------------
Michaels Stores, Inc.                             245,700       11,663,379
--------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                            297,500        9,299,850
==========================================================================
                                                                34,072,901
==========================================================================

TECHNOLOGY DISTRIBUTORS-1.01%

CDW Corp.                                         170,100       10,214,505
==========================================================================

THRIFTS & MORTGAGE FINANCE-5.59%

Doral Financial Corp. (Puerto Rico)               222,100       11,216,050
--------------------------------------------------------------------------
New Century Financial Corp.                       153,100        5,676,948
--------------------------------------------------------------------------
New York Community Bancorp, Inc.                  336,666       12,187,309
--------------------------------------------------------------------------
PMI Group, Inc. (The)                             276,900       10,585,887
--------------------------------------------------------------------------
Radian Group Inc.                                 209,000       11,056,100
--------------------------------------------------------------------------
Saxon Capital Acquisition Corp.(a)(c)             296,600        5,582,012
==========================================================================
                                                                56,304,306
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $736,403,096)                            974,727,072
==========================================================================


                                                                MARKET
                                                 SHARES         VALUE
--------------------------------------------------------------------------

MONEY MARKET FUNDS-3.25%

STIC Liquid Assets Portfolio(d)                16,395,571   $   16,395,571
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        16,395,571       16,395,571
==========================================================================
    Total Money Market Funds (Cost
      $32,791,142)                                              32,791,142
==========================================================================
TOTAL INVESTMENTS-99.99% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $769,194,238)                1,007,518,214
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-15.47%

STIC Liquid Assets Portfolio(d)(e)             77,943,886   $   77,943,886
--------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                     77,943,886       77,943,886
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $155,887,772)                                      155,887,772
==========================================================================
TOTAL INVESTMENTS-115.46% (Cost $925,082,010)                1,163,405,986
==========================================================================
OTHER ASSETS LESS LIABILITIES-(15.46%)                        (155,813,164)
==========================================================================
NET ASSETS-100.00%                                          $1,007,592,822
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 10/31/03 was $20,750,501, which represented 2.06% of the Fund's net assets. These securities are considered to be illiquid.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $736,403,096)*                              $  974,727,072
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $188,678,914)                            188,678,914
------------------------------------------------------------
Receivables for:
  Investments sold                                14,296,403
------------------------------------------------------------
  Fund shares sold                                   495,691
------------------------------------------------------------
  Dividends                                          134,758
------------------------------------------------------------
Investment for deferred compensation plan             48,771
------------------------------------------------------------
Other assets                                          34,459
============================================================
     Total assets                              1,178,416,068
____________________________________________________________
============================================================
LIABILITIES:

Payables for:
  Investments purchased                           12,090,192
------------------------------------------------------------
  Fund shares reacquired                           1,282,728
------------------------------------------------------------
  Deferred compensation plan                          48,771
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      155,887,772
------------------------------------------------------------
Accrued distribution fees                            629,898
------------------------------------------------------------
Accrued trustees' fees                                41,641
------------------------------------------------------------
Accrued transfer agent fees                          675,452
------------------------------------------------------------
Accrued operating expenses                           166,792
============================================================
  Total liabilities                              170,823,246
============================================================
Net assets applicable to shares outstanding   $1,007,592,822
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  745,788,184
------------------------------------------------------------
Undistributed net investment income (loss)           (85,597)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and option contracts                            23,566,260
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              238,323,975
============================================================
                                              $1,007,592,822
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $  545,691,273
____________________________________________________________
============================================================
Class B                                       $  392,381,668
____________________________________________________________
============================================================
Class C                                       $   68,356,008
____________________________________________________________
============================================================
Class R                                       $    1,154,117
____________________________________________________________
============================================================
Institutional Class                           $        9,756
____________________________________________________________
============================================================


SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           32,748,997
____________________________________________________________
============================================================
Class B                                           24,853,019
____________________________________________________________
============================================================
Class C                                            4,332,614
____________________________________________________________
============================================================
Class R                                               69,441
____________________________________________________________
============================================================
Institutional Class                                      580
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        16.66
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $16.66 divided by
       94.50%)                                $        17.63
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        15.79
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        15.78
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
     share                                    $        16.62
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                    $        16.83
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $153,631,096 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $8,183)          $  7,752,065
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       588,530
--------------------------------------------------------------------------
Securities lending                                                 307,752
==========================================================================
    Total investment income                                      8,648,347
==========================================================================

EXPENSES:

Advisory fees                                                    6,014,863
--------------------------------------------------------------------------
Administrative services fees                                       240,864
--------------------------------------------------------------------------
Custodian fees                                                     113,090
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,681,630
--------------------------------------------------------------------------
  Class B                                                        3,525,000
--------------------------------------------------------------------------
  Class C                                                          588,010
--------------------------------------------------------------------------
  Class R                                                            3,016
--------------------------------------------------------------------------
Transfer agent fees                                              3,582,073
--------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                              39
--------------------------------------------------------------------------
Trustees' fees                                                      24,521
--------------------------------------------------------------------------
Other                                                              553,293
==========================================================================
    Total expenses                                              16,326,399
==========================================================================
Less: Fees waived and expense offset arrangements                  (26,311)
==========================================================================
    Net expenses                                                16,300,088
==========================================================================
Net investment income (loss)                                    (7,651,741)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         64,257,050
--------------------------------------------------------------------------
  Foreign currencies                                                62,002
--------------------------------------------------------------------------
  Option contracts written                                         126,096
==========================================================================
                                                                64,445,148
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        180,428,278
--------------------------------------------------------------------------
  Foreign currencies                                                  (902)
==========================================================================
                                                               180,427,376
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             244,872,524
==========================================================================
Net increase in net assets resulting from operations          $237,220,783
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (7,651,741)   $   (6,585,862)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       64,445,148       (27,642,639)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    180,427,376      (101,615,274)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  237,220,783      (135,843,775)
==============================================================================================
Share transactions-net:
  Class A                                                        (40,295,276)      (49,872,882)
----------------------------------------------------------------------------------------------
  Class B                                                        (45,852,897)      (51,574,661)
----------------------------------------------------------------------------------------------
  Class C                                                         (3,420,452)         (497,034)
----------------------------------------------------------------------------------------------
  Class R                                                            902,244            12,300
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --            10,000
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (88,666,381)     (101,922,277)
==============================================================================================
    Net increase (decrease) in net assets                        148,554,402      (237,766,052)
==============================================================================================

NET ASSETS:

  Beginning of year                                              859,038,420     1,096,804,472
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of ($85,597) and ($70,846) for 2003 and 2002,
    respectively)                                             $1,007,592,822    $  859,038,420
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Capital Development Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADR's, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $11,378.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $240,864 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc. a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $1,793,309 for such services and reimbursed fees for the Institutional Class shares of $31.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $1,681,630, $3,525,000, $588,010 and $3,016, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2003, AIM Distributors retained $104,786 in front-end sales commissions from the sale of Class A shares and $3,521, $108, $4,404 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $13,767 and reductions in custodian fees of $1,135 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $14,902.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $3,650 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $153,631,096 were on loan to brokers. The loans were secured by cash collateral of $155,887,772 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $307,752 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

Transactions in call options written during the year ended October 31, 2003 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                               1,300        126,096
----------------------------------------------------------
Expired                              (1,300)      (126,096)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed long-term gain                  $   24,193,359
------------------------------------------------------------
Unrealized appreciation -- investments           237,696,876
------------------------------------------------------------
Temporary book/tax differences                       (85,597)
------------------------------------------------------------
Shares of beneficial interest                    745,788,184
============================================================
Total net assets                              $1,007,592,822
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and deferral of losses on straddles.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $853,484,217 and $916,157,482, respectively.

          UNREALIZED APPRECIATION (DEPRECIATION)
          OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $246,128,701
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (8,431,825)
===========================================================
Net unrealized appreciation of investment
  securities                                   $237,696,876
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
$925,709,110.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions, net operating losses and excise tax paid, on October 31, 2003, undistributed net investment income was increased by $7,636,990, undistributed net realized gains decreased by $62,002 and shares of beneficial interest decreased by $7,574,988. This reclassification had no effect on the net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------
                                                                          2003                            2002
                                                              ----------------------------    -----------------------------
                                                                SHARES          AMOUNT           SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       7,864,878    $ 109,808,336       8,723,183    $ 137,031,183
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,057,426       27,535,873       3,358,008       50,474,614
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         834,828       11,240,012       1,443,905       21,757,217
---------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         74,458          986,707             749           12,300
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                                --               --             580           10,000
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         340,670        4,868,315               0                0
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (358,616)      (4,868,315)              0                0
===========================================================================================================================
Reacquired:
  Class A                                                     (11,106,766)    (154,971,927)    (12,317,285)    (186,904,065)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,230,794)     (68,520,455)     (7,163,019)    (102,049,275)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,117,790)     (14,660,464)     (1,519,831)     (22,254,251)
---------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (5,766)         (84,463)             --               --
===========================================================================================================================
                                                               (6,647,472)   $ (88,666,381)     (7,473,710)   $(101,922,277)
___________________________________________________________________________________________________________________________
===========================================================================================================================

 * Class R shares commenced sales on June 3, 2002.
** Institutional Class shares commenced sales on March 15, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003              2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.80          $  14.69     $  21.79    $  15.24    $  12.89
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)(a)         (0.04)(a)    (0.04)      (0.13)      (0.10)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.94             (1.85)       (4.27)       6.68        2.45
=============================================================================================================================
    Total from investment operations                              3.86             (1.89)       (4.31)       6.55        2.35
=============================================================================================================================
Less distributions from net realized gains                          --                --        (2.79)         --          --
=============================================================================================================================
Net asset value, end of period                                $  16.66          $  12.80     $  14.69    $  21.79    $  15.24
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  30.16%           (12.87)%     (21.76)%     42.98%      18.23%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $545,691          $456,268     $576,660    $759,838    $579,514
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           1.53%(c)          1.38%        1.33%       1.28%       1.38%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.56)%(c)        (0.29)%      (0.21)%     (0.60)%     (0.70)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            101%              120%         130%        101%        117%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $480,465,624.

                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                2003              2002         2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  12.21          $  14.10     $  21.16    $  14.90    $  12.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)(a)         (0.14)(a)    (0.15)      (0.26)      (0.20)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.74             (1.75)       (4.12)       6.52        2.40
=============================================================================================================================
    Total from investment operations                              3.58             (1.89)       (4.27)       6.26        2.20
=============================================================================================================================
Less distributions from net realized gains                          --                --        (2.79)         --          --
=============================================================================================================================
Net asset value, end of period                                $  15.79          $  12.21     $  14.10    $  21.16    $  14.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  29.32%           (13.40)%     (22.29)%     42.01%      17.32%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $392,382          $346,456     $454,018    $617,576    $451,508
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                           2.18%(c)          2.03%        1.99%       1.99%       2.12%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.21)%(c)        (0.94)%      (0.87)%     (1.30)%     (1.44)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                            101%              120%         130%        101%        117%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $352,500,019.

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2003             2002            2001       2000       1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.20          $ 14.10         $ 21.15    $ 14.89    $ 12.69
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.16)(a)        (0.14)(a)       (0.14)     (0.25)     (0.20)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  3.74            (1.76)          (4.12)      6.51       2.40
============================================================================================================================
    Total from investment operations                             3.58            (1.90)          (4.26)      6.26       2.20
============================================================================================================================
Less distributions from net realized gains                         --               --           (2.79)        --         --
============================================================================================================================
Net asset value, end of period                                $ 15.78          $ 12.20         $ 14.10    $ 21.15    $ 14.89
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                 29.34%          (13.48)%        (22.24)%    42.04%     17.34%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $68,356          $56,298         $66,127    $82,982    $53,832
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets                          2.18%(c)         2.03%           1.99%      1.99%      2.12%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.21)%(c)       (0.94)%         (0.87)%    (1.30)%    (1.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           101%             120%            130%       101%       117%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $58,801,044.

                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.79             $ 16.62
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)(a)           (0.03)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.93               (3.80)
=============================================================================================
    Total from investment operations                              3.83               (3.83)
=============================================================================================
Net asset value, end of period                                  $16.62             $ 12.79
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  29.95%             (23.05)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,154             $    10
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.68%(c)            1.54%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.71)%(c)          (0.44)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                         101%                120%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $603,132.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                       INSTITUTIONAL
                                                              --------------------------------
                                                                                MARCH 15, 2002
                                                                                 (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,        OCTOBER 31,
                                                                 2003                2002
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $12.84             $ 17.25
----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)             0.02(a)
----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.98               (4.43)
==============================================================================================
    Total from investment operations                              3.99               (4.41)
==============================================================================================
Net asset value, end of period                                  $16.83             $ 12.84
______________________________________________________________________________________________
==============================================================================================
Total return(b)                                                  31.08%             (25.57)%
______________________________________________________________________________________________
==============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   10             $     7
______________________________________________________________________________________________
==============================================================================================
Ratio of expenses to average net assets
  With fee waivers                                                0.87%(c)            0.84%(d)
----------------------------------------------------------------------------------------------
  Without fee waivers                                             1.25%(c)            0.99%(d)
==============================================================================================
Ratio of net investment income to average net assets              0.10%(c)            0.25%(d)
______________________________________________________________________________________________
==============================================================================================
Portfolio turnover rate(e)                                         101%                120%
______________________________________________________________________________________________
==============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $8,217.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Charter Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Charter Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-80.40%

ADVERTISING-1.10%

Omnicom Group Inc.                               460,000   $   36,708,000
=========================================================================

AEROSPACE & DEFENSE-2.19%

Lockheed Martin Corp.                            492,200       22,818,392
-------------------------------------------------------------------------
Northrop Grumman Corp.                           560,000       50,064,000
=========================================================================
                                                               72,882,392
=========================================================================

APPAREL RETAIL-1.78%

Limited Brands                                 3,355,000       59,048,000
=========================================================================

BUILDING PRODUCTS-2.26%

American Standard Cos. Inc.(a)                   449,000       42,969,300
-------------------------------------------------------------------------
Masco Corp.                                    1,174,500       32,298,750
=========================================================================
                                                               75,268,050
=========================================================================

COMMUNICATIONS EQUIPMENT-0.76%

Cisco Systems, Inc.(a)                         1,200,000       25,176,000
=========================================================================

COMPUTER HARDWARE-2.80%

Dell Inc.(a)                                     700,000       25,284,000
-------------------------------------------------------------------------
Hewlett-Packard Co.                            1,000,000       22,310,000
-------------------------------------------------------------------------
International Business Machines Corp.            510,000       45,634,800
=========================================================================
                                                               93,228,800
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.54%

Automatic Data Processing, Inc.                1,355,000       51,137,700
=========================================================================

DIVERSIFIED BANKS-1.21%

Bank of America Corp.                            530,000       40,136,900
=========================================================================

DIVERSIFIED CHEMICALS-0.96%

Dow Chemical Co. (The)                           850,000       32,036,500
=========================================================================

ELECTRIC UTILITIES-1.41%

FPL Group, Inc.                                  430,000       27,408,200
-------------------------------------------------------------------------
TXU Corp.                                        850,000       19,397,000
=========================================================================
                                                               46,805,200
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.49%

Emerson Electric Co.                             875,000       49,656,250
=========================================================================

ENVIRONMENTAL SERVICES-1.12%

Waste Management, Inc.                         1,440,000       37,324,800
=========================================================================

FOOD RETAIL-2.78%

Kroger Co. (The)(a)                            3,210,000       56,142,900
-------------------------------------------------------------------------
Safeway Inc.(a)                                1,720,000       36,292,000
=========================================================================
                                                               92,434,900
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE

FOOTWEAR-1.38%

NIKE, Inc.-Class B                               719,500   $   45,976,050
=========================================================================

HOME IMPROVEMENT RETAIL-1.38%

Home Depot, Inc. (The)                         1,235,000       45,781,450
=========================================================================

HOUSEHOLD PRODUCTS-1.08%

Kimberly-Clark Corp.                             680,000       35,910,800
=========================================================================

HOUSEWARES & SPECIALTIES-1.19%

Newell Rubbermaid Inc.                         1,740,000       39,672,000
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.89%

Wal-Mart Stores, Inc.                            500,000       29,475,000
=========================================================================

INDUSTRIAL MACHINERY-3.50%

Dover Corp.                                    1,690,000       65,943,800
-------------------------------------------------------------------------
Illinois Tool Works Inc.                         685,000       50,381,750
=========================================================================
                                                              116,325,550
=========================================================================

INTEGRATED OIL & GAS-4.67%

ChevronTexaco Corp.                              520,000       38,636,000
-------------------------------------------------------------------------
ConocoPhillips                                   610,000       34,861,500
-------------------------------------------------------------------------
Exxon Mobil Corp.                              1,225,000       44,810,500
-------------------------------------------------------------------------
Occidental Petroleum Corp.                     1,050,000       37,023,000
=========================================================================
                                                              155,331,000
=========================================================================

INVESTMENT BANKING & BROKERAGE-1.37%

Morgan Stanley                                   830,000       45,542,100
=========================================================================

LIFE & HEALTH INSURANCE-1.38%

Prudential Financial, Inc.                     1,190,000       45,981,600
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.02%

Baker Hughes Inc.                              1,200,000       33,912,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.07%

Citigroup Inc.                                 1,350,000       63,990,000
-------------------------------------------------------------------------
Principal Financial Group, Inc.                1,215,000       38,090,250
=========================================================================
                                                              102,080,250
=========================================================================

PACKAGED FOODS & MEATS-9.83%

Campbell Soup Co.                              2,020,000       52,358,400
-------------------------------------------------------------------------
ConAgra Foods, Inc.                            1,330,300       31,714,352
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
PACKAGED FOODS & MEATS-(CONTINUED)

General Mills, Inc.                            1,600,000   $   71,760,000
-------------------------------------------------------------------------
Kellogg Co.                                    1,930,000       63,940,900
-------------------------------------------------------------------------
Kraft Foods Inc.-Class A                       1,600,000       46,560,000
-------------------------------------------------------------------------
Sara Lee Corp.                                 3,045,000       60,686,850
=========================================================================
                                                              327,020,502
=========================================================================

PERSONAL PRODUCTS-1.07%

Gillette Co. (The)                             1,120,000       35,728,000
=========================================================================

PHARMACEUTICALS-8.27%

Abbott Laboratories                              790,000       33,669,800
-------------------------------------------------------------------------
Bristol-Myers Squibb Co.                       1,450,000       36,786,500
-------------------------------------------------------------------------
Johnson & Johnson                                935,000       47,058,550
-------------------------------------------------------------------------
Merck & Co. Inc.                                 740,000       32,745,000
-------------------------------------------------------------------------
Pfizer Inc.                                    2,170,000       68,572,000
-------------------------------------------------------------------------
Wyeth                                          1,270,000       56,057,800
=========================================================================
                                                              274,889,650
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.94%

Travelers Property Casualty Corp.-Class A        856,486       13,960,722
-------------------------------------------------------------------------
Travelers Property Casualty Corp.-Class B      1,054,271       17,258,416
=========================================================================
                                                               31,219,138
=========================================================================

PUBLISHING-2.24%

Gannett Co., Inc.                                450,000       37,849,500
-------------------------------------------------------------------------
New York Times Co. (The)-Class A                 772,900       36,735,937
=========================================================================
                                                               74,585,437
=========================================================================

RAILROADS-1.73%

Norfolk Southern Corp.                         1,334,000       26,880,100
-------------------------------------------------------------------------
Union Pacific Corp.                              490,000       30,674,000
=========================================================================
                                                               57,554,100
=========================================================================

RESTAURANTS-1.40%

McDonald's Corp.                               1,855,000       46,393,550
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.24%

KLA-Tencor Corp.(a)                              720,000       41,277,600
=========================================================================

SEMICONDUCTORS-3.53%

Intel Corp.                                    1,959,500       64,761,475
-------------------------------------------------------------------------
Xilinx, Inc.(a)                                1,665,000       52,780,500
=========================================================================
                                                              117,541,975
=========================================================================

SOFT DRINKS-1.09%

Coca-Cola Co. (The)                              780,000       36,192,000
=========================================================================

SYSTEMS SOFTWARE-4.84%

Computer Associates International, Inc.        3,310,000       77,851,200
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
SYSTEMS SOFTWARE-(CONTINUED)

Microsoft Corp.                                2,287,000   $   59,805,050
-------------------------------------------------------------------------
Oracle Corp.(a)                                1,960,000       23,441,600
=========================================================================
                                                              161,097,850
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.89%

Washington Mutual, Inc.                        1,440,000       63,000,000
=========================================================================
    Total Domestic Common Stocks (Cost
      $2,418,180,502)                                       2,674,331,094
=========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.50%

BERMUDA-1.97%

Tyco International Ltd. (Industrial
  Conglomerates)                               2,000,000       41,760,000
-------------------------------------------------------------------------
XL Capital Ltd.-Class A (Property & Casualty
  Insurance)                                     340,000       23,630,000
=========================================================================
                                                               65,390,000
=========================================================================

CAYMAN ISLANDS-2.12%

ACE Ltd. (Property & Casualty Insurance)       1,025,000       36,900,000
-------------------------------------------------------------------------
GlobalSantaFe Corp. (Oil & Gas Drilling)       1,500,000       33,765,000
=========================================================================
                                                               70,665,000
=========================================================================

GERMANY-0.78%

SAP A.G.-ADR (Application Software)              712,000       26,016,480
=========================================================================

ISRAEL-1.61%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                              940,000       53,476,600
=========================================================================

PANAMA-1.29%

Carnival Corp. (Hotels, Resorts & Cruise
  Lines)                                       1,225,000       42,764,750
=========================================================================

SWITZERLAND-1.90%

Alcon, Inc. (Health Care Supplies)             1,150,000       63,376,500
=========================================================================

TAIWAN-0.81%

Taiwan Semiconductor Manufacturing Co. Ltd.-
  ADR (Semiconductors)                         2,447,280       27,066,917
=========================================================================

UNITED KINGDOM-1.02%

BP PLC-ADR (Integrated Oil & Gas)                800,000       33,904,000
=========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $323,738,450)                           382,660,247
=========================================================================

MONEY MARKET FUNDS-5.95%

STIC Liquid Assets Portfolio(b)                98,974,452      98,974,452
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                        98,974,452      98,974,452
=========================================================================
    Total Money Market Funds (Cost
      $197,948,904)                                           197,948,904
=========================================================================
TOTAL INVESTMENTS-97.85% (excluding
  investments purchased with cash collateral
  from securities loaned)(Cost
  $2,939,867,856)                                           3,254,940,245
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-0.68%

STIC Liquid Assets Portfolio(b)(c)             22,552,000  $   22,552,000
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $22,552,000)                                       22,552,000
=========================================================================
TOTAL INVESTMENTS--98.53% (Cost
  $2,962,419,856)                                           3,277,492,245
=========================================================================
OTHER ASSETS LESS LIABILITIES--1.47%                           48,786,899
=========================================================================
NET ASSETS--100.00%                                        $3,326,279,144
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $2,741,918,952)*                            $3,056,991,341
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $220,500,904)                            220,500,904
------------------------------------------------------------
Cash                                                  74,415
------------------------------------------------------------
Receivables for:
  Investments sold                                75,751,738
------------------------------------------------------------
  Fund shares sold                                   880,244
------------------------------------------------------------
  Dividends                                        4,368,336
------------------------------------------------------------
  Investments matured (Note 8)                       607,000
------------------------------------------------------------
Investment for deferred compensation plan            152,900
------------------------------------------------------------
Other assets                                          84,262
============================================================
    Total assets                               3,359,411,140
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           6,530,307
------------------------------------------------------------
  Deferred compensation plan                         152,900
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        22,552,000
------------------------------------------------------------
Accrued distribution fees                          1,679,277
------------------------------------------------------------
Accrued trustees' fees                               216,869
------------------------------------------------------------
Accrued transfer agent fees                        1,617,006
------------------------------------------------------------
Accrued operating expenses                           383,637
============================================================
    Total liabilities                             33,131,996
============================================================
Net assets applicable to shares outstanding   $3,326,279,144
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $3,962,274,000
------------------------------------------------------------
Undistributed net investment income                1,365,253
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (952,432,498)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              315,072,389
============================================================
                                              $3,326,279,144
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,008,702,269
____________________________________________________________
============================================================
Class B                                       $1,149,942,947
____________________________________________________________
============================================================
Class C                                       $  163,859,364
____________________________________________________________
============================================================
Class R                                       $    1,713,858
____________________________________________________________
============================================================
Institutional Class                           $    2,060,706
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Class A                                          180,585,240
____________________________________________________________
============================================================
Class B                                          107,811,471
____________________________________________________________
============================================================
Class C                                           15,319,076
____________________________________________________________
============================================================
Class R                                              154,647
____________________________________________________________
============================================================
Institutional Class                                  179,936
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        11.12
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.12 divided by
      94.50%)                                 $        11.77
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        10.67
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        10.70
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        11.08
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        11.45
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $21,709,590 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $301,430)        $  51,649,180
---------------------------------------------------------------------------
Dividends from affiliated money market funds                      3,818,102
---------------------------------------------------------------------------
Securities lending                                                  220,475
===========================================================================
    Total investment income                                      55,687,757
===========================================================================

EXPENSES:

Advisory fees                                                    20,917,533
---------------------------------------------------------------------------
Administrative services fees                                        574,103
---------------------------------------------------------------------------
Custodian fees                                                      243,985
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         5,969,787
---------------------------------------------------------------------------
  Class B                                                        11,503,103
---------------------------------------------------------------------------
  Class C                                                         1,621,567
---------------------------------------------------------------------------
  Class R                                                             3,783
---------------------------------------------------------------------------
Transfer agent fees                                              10,331,020
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,555
---------------------------------------------------------------------------
Trustees' fees                                                       68,932
---------------------------------------------------------------------------
Other                                                             1,080,550
===========================================================================
    Total expenses                                               52,315,918
===========================================================================
Less: Fees waived and expense offset arrangements                  (124,977)
===========================================================================
    Net expenses                                                 52,190,941
===========================================================================
Net investment income                                             3,496,816
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from investment securities            (177,091,373)
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         649,910,066
---------------------------------------------------------------------------
  Foreign currencies                                                    (67)
===========================================================================
                                                                649,909,999
===========================================================================
Net gain from investment securities and foreign currencies      472,818,626
===========================================================================
Net increase in net assets resulting from operations          $ 476,315,442
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    3,496,816    $    (8,504,860)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (177,091,373)       304,583,841
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 649,909,999       (628,211,415)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  476,315,442       (332,132,434)
===============================================================================================
Share transactions-net:
  Class A                                                       (380,938,708)      (870,998,051)
-----------------------------------------------------------------------------------------------
  Class B                                                       (215,082,650)      (391,079,522)
-----------------------------------------------------------------------------------------------
  Class C                                                        (29,277,194)       (61,301,813)
-----------------------------------------------------------------------------------------------
  Class R                                                          1,521,693             17,606
-----------------------------------------------------------------------------------------------
  Institutional Class                                                339,875            (60,090)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (623,436,984)    (1,323,421,870)
===============================================================================================
    Net increase (decrease) in net assets                       (147,121,542)    (1,655,554,304)
===============================================================================================

NET ASSETS:

  Beginning of year                                            3,473,400,686      5,128,954,990
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $1,365,253 and $(2,131,563) for 2003 and 2002,
    respectively)                                             $3,326,279,144    $ 3,473,400,686
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $71,387. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $574,103 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $5,291,312 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $5,969,787, $11,503,103, $1,621,567 and $3,783, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $266,509 in front-end sales commissions from the sale of Class A shares and $3,192, $1,449, $10,762 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $52,204 and reductions in custodian fees of $1,386 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $53,590.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $7,667 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $21,709,590 were on loan to brokers. The loans were secured by cash collateral of $22,552,000 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $220,475 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                 $    4,232,634
------------------------------------------------------------
Unrealized appreciation -- investments           263,538,600
------------------------------------------------------------
Temporary book/tax differences                      (366,068)
------------------------------------------------------------
Capital loss carryforward                       (903,400,022)
------------------------------------------------------------
Shares of beneficial interest                  3,962,274,000
============================================================
Total net assets                              $3,326,279,144
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the treatment of defaulted bonds.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                              CAPITAL LOSS
EXPIRATION                                                    CARRYFORWARD
--------------------------------------------------------------------------
October 31, 2009                                              $771,331,122
--------------------------------------------------------------------------
October 31, 2011                                               132,068,900
==========================================================================
Total capital loss carryforward                               $903,400,022
__________________________________________________________________________
==========================================================================


NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $825,855,209 and $1,336,270,759, respectively.

  Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $60,700,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00% which was due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $426,402,735
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (162,864,135)
==============================================================================
Net unrealized appreciation of investment securities             $263,538,600
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,013,953,645.


NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                          2003                             2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      16,680,459    $ 167,057,570      16,193,575    $   174,972,073
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       8,128,480       78,572,729       9,302,039         97,387,968
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,035,003       19,657,080       2,633,061         27,700,439
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        182,932        1,841,485           1,719             17,663
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              53,551          570,090          45,275            481,439
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       3,640,846       37,843,518         717,246          7,724,451
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,789,510)     (37,843,518)       (739,880)        (7,724,451)
=============================================================================================================================
Reacquired:
  Class A                                                     (58,788,618)    (585,839,796)    (99,779,666)    (1,053,694,575)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (26,845,101)    (255,811,861)    (47,214,599)      (480,743,039)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (5,102,475)     (48,934,274)     (8,599,959)       (89,002,252)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (29,999)        (319,792)             (5)               (57)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (22,226)        (230,215)        (51,011)          (541,529)
=============================================================================================================================
                                                              (63,856,658)   $(623,436,984)   (127,492,205)   $(1,323,421,870)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     9.57       $    10.46       $    18.07    $    17.16       $    13.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              0.04(a)          0.01(b)         (0.03)        (0.04)(a)         0.02
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         1.51            (0.90)           (6.70)         2.30             4.39
=================================================================================================================================
    Total from investment operations                        1.55            (0.89)           (6.73)         2.26             4.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income                        --               --               --            --            (0.03)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                       --               --            (0.88)        (1.35)           (0.54)
=================================================================================================================================
    Total distributions                                       --               --            (0.88)        (1.35)           (0.57)
=================================================================================================================================
Net asset value, end of period                        $    11.12       $     9.57       $    10.46    $    18.07       $    17.16
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            16.20%           (8.51)%         (38.75)%       13.60%           34.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $2,008,702       $2,096,866       $3,159,304    $5,801,869       $4,948,666
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          1.30%(d)         1.22%            1.16%         1.06%            1.05%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       1.30%(d)         1.22%            1.17%         1.08%            1.07%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    0.39%(d)         0.09%(b)        (0.24)%       (0.20)%           0.11%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       28%             103%              78%           80%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,989,929,149.


                                                                                        CLASS B
                                                      ---------------------------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                      ---------------------------------------------------------------------------
                                                         2003             2002             2001          2000             1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $     9.24       $    10.18       $    17.72    $    16.97       $    13.24
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.03)(a)        (0.08)(b)        (0.13)        (0.17)(a)        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         1.46            (0.86)           (6.53)         2.27             4.37
=================================================================================================================================
    Total from investment operations                        1.43            (0.94)           (6.66)         2.10             4.27
=================================================================================================================================
Less distributions from net realized gains                    --               --            (0.88)        (1.35)           (0.54)
=================================================================================================================================
Net asset value, end of period                        $    10.67       $     9.24       $    10.18    $    17.72       $    16.97
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                            15.48%           (9.23)%         (39.14)%       12.76%           33.06%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $1,149,943       $1,204,617       $1,719,470    $3,088,611       $2,206,752
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          2.00%(d)         1.92%            1.86%         1.80%            1.80%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                       2.00%(d)         1.92%            1.87%         1.82%            1.82%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                   (0.31)%(d)       (0.61)%(b)       (0.94)%       (0.94)%          (0.64)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                       28%             103%              78%           80%             107%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $1,150,310,322.


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   9.27       $  10.21       $  17.77    $  17.01       $  13.27
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.08)(b)      (0.13)      (0.17)(a)      (0.09)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.46          (0.86)         (6.55)       2.28           4.37
===============================================================================================================================
    Total from investment operations                              1.43          (0.94)         (6.68)       2.11           4.28
===============================================================================================================================
Less distributions from net realized gains                          --             --          (0.88)      (1.35)         (0.54)
===============================================================================================================================
Net asset value, end of period                                $  10.70       $   9.27       $  10.21    $  17.77       $  17.01
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                                  15.43%         (9.21)%       (39.14)%     12.78%         33.06%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $163,859       $170,444       $248,533    $412,872       $138,467
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.00%(d)       1.92%          1.86%       1.80%          1.80%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(d)       1.92%          1.87%       1.82%          1.82%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.31)%(d)     (0.61)%(b)     (0.94)%     (0.94)%        (0.64)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             28%           103%            78%         80%           107%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(d)  Ratios are based on average daily net assets of $162,156,695.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.56             $ 10.94
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.02(a)             0.00(b)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.50               (1.38)
=============================================================================================
    Total from investment operations                              1.52               (1.38)
=============================================================================================
Net asset value, end of period                                  $11.08             $  9.56
_____________________________________________________________________________________________
=============================================================================================
Total return(c)                                                  15.90%             (12.61)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,714             $    16
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets                           1.50%(d)            1.42%(e)
=============================================================================================
Ratio of net investment income (loss) to average net assets       0.19%(d)           (0.11)%(b)(e)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(f)                                          28%                103%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(d)  Ratios are based on average daily net assets of $756,569.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------
                                                               2003         2002         2001       2000      1999
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.80       $10.67       $ 18.33    $17.33    $ 13.42
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.09(a)      0.06(b)       0.04      0.52       0.09
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 1.56        (0.93)        (6.82)     1.83       4.43
====================================================================================================================
    Total from investment operations                            1.65        (0.87)        (6.78)     2.35       4.52
====================================================================================================================
Less distributions:
  Dividends from net investment income                            --           --            --        --      (0.07)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --           --         (0.88)    (1.35)     (0.54)
====================================================================================================================
    Total distributions                                           --           --         (0.88)    (1.35)     (0.61)
====================================================================================================================
Net asset value, end of period                                $11.45       $ 9.80       $ 10.67    $18.33    $ 17.33
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                16.84%       (8.15)%      (38.46)%   14.02%     34.61%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,061       $1,457       $ 1,648    $3,234    $66,801
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and expense reimbursements                   0.79%(d)     0.79%         0.68%     0.66%      0.65%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and expense reimbursements                0.79%(d)     0.83%         0.69%     0.68%      0.67%
====================================================================================================================
Ratio of net investment income to average net assets            0.90%(d)     0.52%(b)      0.25%     0.20%      0.51%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           28%         103%           78%       80%       107%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(d)  Ratios are based on average daily net assets of $1,652,566.

NOTE 11--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Constellation Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Constellation Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             /s/ Ernst & Young LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-98.11%

ADVERTISING-1.53%

Lamar Advertising Co.(a)                       3,000,000   $   90,900,000
-------------------------------------------------------------------------
Omnicom Group Inc.                              366,900        29,278,620
=========================================================================
                                                              120,178,620
=========================================================================

AEROSPACE & DEFENSE-1.33%

L-3 Communications Holdings, Inc.(a)            750,000        35,055,000
-------------------------------------------------------------------------
Lockheed Martin Corp.                          1,500,000       69,540,000
=========================================================================
                                                              104,595,000
=========================================================================

AIR FREIGHT & LOGISTICS-0.64%

Expeditors International of Washington, Inc.    500,000        18,770,000
-------------------------------------------------------------------------
FedEx Corp.                                     420,800        31,879,808
=========================================================================
                                                               50,649,808
=========================================================================

AIRLINES-0.99%

Southwest Airlines Co.                         4,000,000       77,600,000
=========================================================================

APPAREL RETAIL-2.22%

Chico's FAS, Inc.(a)                           1,000,000       37,540,000
-------------------------------------------------------------------------
Gap, Inc. (The)                                5,000,000       95,400,000
-------------------------------------------------------------------------
TJX Cos., Inc. (The)                           2,000,000       41,980,000
=========================================================================
                                                              174,920,000
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.13%

Coach, Inc.(a)                                  289,700        10,275,659
=========================================================================

APPLICATION SOFTWARE-1.29%

Intuit Inc.(a)                                 1,250,000       62,475,000
-------------------------------------------------------------------------
Mercury Interactive Corp.(a)                    839,800        39,000,312
=========================================================================
                                                              101,475,312
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.94%

Northern Trust Corp.                            750,000        34,837,500
-------------------------------------------------------------------------
State Street Corp.                              750,000        39,270,000
=========================================================================
                                                               74,107,500
=========================================================================

BIOTECHNOLOGY-2.11%

Amgen Inc.(a)                                  1,200,000       74,112,000
-------------------------------------------------------------------------
Genzyme Corp.(a)                               1,350,900       62,006,310
-------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                        544,600        29,724,268
=========================================================================
                                                              165,842,578
=========================================================================

BROADCASTING & CABLE TV-2.60%

Clear Channel Communications, Inc.             2,500,000      102,050,000
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Univision Communications Inc.-Class A(a)       2,137,500   $   72,568,125
-------------------------------------------------------------------------
Westwood One, Inc.(a)                          1,000,000       29,930,000
=========================================================================
                                                              204,548,125
=========================================================================

CASINOS & GAMING-0.68%

MGM MIRAGE(a)                                  1,500,000       53,250,000
=========================================================================

COMMUNICATIONS EQUIPMENT-4.74%

Avaya Inc.(a)                                  2,000,000       25,880,000
-------------------------------------------------------------------------
Cisco Systems, Inc.(a)                         6,000,000      125,880,000
-------------------------------------------------------------------------
Corning Inc.(a)                                4,000,000       43,920,000
-------------------------------------------------------------------------
Foundry Networks, Inc.(a)                      2,500,000       58,150,000
-------------------------------------------------------------------------
Juniper Networks, Inc.(a)                      2,000,000       35,980,000
-------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)              12,500,000      55,625,000
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.                        500,000        14,800,000
-------------------------------------------------------------------------
UTStarcom, Inc.(a)                              389,300        12,262,950
=========================================================================
                                                              372,497,950
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.93%

Best Buy Co., Inc.                             1,250,000       72,887,500
=========================================================================

COMPUTER HARDWARE-1.72%

Dell Inc.(a)                                   3,750,000      135,450,000
=========================================================================

COMPUTER STORAGE & PERIPHERALS-1.13%

EMC Corp.(a)                                   5,110,200       70,725,168
-------------------------------------------------------------------------
Western Digital Corp.(a)                       1,369,300       18,417,085
=========================================================================
                                                               89,142,253
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.42%

Caterpillar, Inc.                               700,000        51,296,000
-------------------------------------------------------------------------
Deere & Co.                                    1,000,000       60,620,000
=========================================================================
                                                              111,916,000
=========================================================================

CONSUMER FINANCE-3.07%

American Express Co.                           2,250,000      105,592,500
-------------------------------------------------------------------------
MBNA Corp.                                     3,100,000       76,725,000
-------------------------------------------------------------------------
SLM Corp.                                      1,500,000       58,740,000
=========================================================================
                                                              241,057,500
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.62%

Fiserv, Inc.(a)                                4,000,000      141,280,000
-------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                   2,298,500       64,472,925
=========================================================================
                                                              205,752,925
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

DEPARTMENT STORES-0.39%

Nordstrom, Inc.                                1,000,000   $   30,490,000
=========================================================================

DIVERSIFIED BANKS-0.84%

Bank of America Corp.                           500,000        37,865,000
-------------------------------------------------------------------------
Wells Fargo & Co.                               500,000        28,160,000
=========================================================================
                                                               66,025,000
=========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.57%

Apollo Group, Inc.-Class A(a)                   700,000        44,471,000
=========================================================================

DRUG RETAIL-0.77%

Walgreen Co.                                   1,750,000       60,935,000
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.48%

Agilent Technologies, Inc.(a)                  1,500,000       37,380,000
=========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.44%

Molex Inc.                                     1,094,700       34,362,633
=========================================================================

EMPLOYMENT SERVICES-0.81%

Robert Half International Inc.(a)              2,707,400       63,921,714
=========================================================================

FOOD DISTRIBUTORS-0.53%

SYSCO Corp.                                    1,250,000       42,075,000
=========================================================================

FOOD RETAIL-0.38%

Whole Foods Market, Inc.(a)                     500,000        29,620,000
=========================================================================

GENERAL MERCHANDISE STORES-1.26%

Dollar General Corp.                           1,500,000       33,705,000
-------------------------------------------------------------------------
Family Dollar Stores, Inc.                     1,500,000       65,415,000
=========================================================================
                                                               99,120,000
=========================================================================

HEALTH CARE DISTRIBUTORS-0.60%

Cardinal Health, Inc.                           800,000        47,472,000
=========================================================================

HEALTH CARE EQUIPMENT-5.31%

Biomet, Inc.                                   3,770,675      135,216,406
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                     1,080,700       73,185,004
-------------------------------------------------------------------------
Guidant Corp.                                   489,800        24,984,698
-------------------------------------------------------------------------
Medtronic, Inc.                                1,718,600       78,316,602
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                       500,000        29,080,000
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                       1,200,000       76,572,000
=========================================================================
                                                              417,354,710
=========================================================================

HEALTH CARE FACILITIES-0.48%

Health Management Associates, Inc.-Class A     1,706,000       37,787,900
=========================================================================

HEALTH CARE SERVICES-1.64%

AdvancePCS(a)                                  1,089,603       56,081,866
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
HEALTH CARE SERVICES-(CONTINUED)

Caremark Rx, Inc.(a)                           2,000,000   $   50,100,000
-------------------------------------------------------------------------
Medco Health Solutions, Inc.(a)                 686,900        22,805,080
=========================================================================
                                                              128,986,946
=========================================================================

HOME ENTERTAINMENT SOFTWARE-0.38%

Electronic Arts Inc.(a)                         300,000        29,712,000
=========================================================================

HOME IMPROVEMENT RETAIL-0.89%

Lowe's Cos., Inc.                              1,182,400       69,678,832
=========================================================================

HOTELS, RESORTS & CRUISE LINES-1.51%

Carnival Corp. (Panama)                        1,000,000       34,910,000
-------------------------------------------------------------------------
Marriott International, Inc.-Class A            500,000        21,600,000
-------------------------------------------------------------------------
Royal Caribbean Cruises Ltd. (Liberia)         1,250,000       37,137,500
-------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.       750,000        25,297,500
=========================================================================
                                                              118,945,000
=========================================================================

HOUSEHOLD PRODUCTS-0.79%

Procter & Gamble Co. (The)                      629,400        61,863,726
=========================================================================

HYPERMARKETS & SUPER CENTERS-1.50%

Wal-Mart Stores, Inc.                          2,000,000      117,900,000
=========================================================================

INDUSTRIAL CONGLOMERATES-0.52%

3M Co.                                          523,400        41,280,558
=========================================================================

INDUSTRIAL MACHINERY-2.00%

Danaher Corp.                                   500,000        41,425,000
-------------------------------------------------------------------------
Eaton Corp.                                     400,000        40,096,000
-------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)           1,250,000       75,500,000
=========================================================================
                                                              157,021,000
=========================================================================

INSURANCE BROKERS-0.12%

Marsh & McLennan Cos., Inc.                     222,900         9,528,975
=========================================================================

INTERNET RETAIL-1.40%

Amazon.com, Inc.(a)                             750,000        40,815,000
-------------------------------------------------------------------------
eBay Inc.(a)                                    654,000        36,584,760
-------------------------------------------------------------------------
InterActiveCorp.(a)                             884,400        32,466,324
=========================================================================
                                                              109,866,084
=========================================================================

INTERNET SOFTWARE & SERVICES-0.39%

Yahoo! Inc.(a)                                  700,000        30,590,000
=========================================================================

INVESTMENT BANKING & BROKERAGE-2.36%

Bear Stearns Cos. Inc. (The)                    285,800        21,792,250
-------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                 800,000        75,120,000
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                      1,500,000       88,800,000
=========================================================================
                                                              185,712,250
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

IT CONSULTING & OTHER SERVICES-0.30%

Accenture Ltd.-Class A (Bermuda)(a)            1,012,000   $   23,680,800
=========================================================================

MANAGED HEALTH CARE-2.20%

Aetna Inc.                                      593,700        34,084,317
-------------------------------------------------------------------------
UnitedHealth Group Inc.                        1,323,400       67,334,592
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)               806,000        71,653,400
=========================================================================
                                                              173,072,309
=========================================================================

MOTORCYCLE MANUFACTURERS-0.90%

Harley-Davidson, Inc.                          1,500,000       71,115,000
=========================================================================

MOVIES & ENTERTAINMENT-1.45%

Pixar, Inc.(a)                                  500,000        34,405,000
-------------------------------------------------------------------------
Viacom Inc.-Class B                            2,000,000       79,740,000
=========================================================================
                                                              114,145,000
=========================================================================

MULTI-LINE INSURANCE-0.77%

American International Group, Inc.              997,800        60,696,174
=========================================================================

OIL & GAS DRILLING-1.73%

ENSCO International Inc.                       1,519,000       40,025,650
-------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)           1,000,000       37,800,000
-------------------------------------------------------------------------
Noble Corp. (Cayman Islands)(a)                1,000,000       34,330,000
-------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)            1,250,000       23,987,500
=========================================================================
                                                              136,143,150
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.25%

BJ Services Co.(a)                             1,169,600       38,374,576
-------------------------------------------------------------------------
Smith International, Inc.(a)                    900,000        33,507,000
-------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)     750,000        26,062,500
=========================================================================
                                                               97,944,076
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.43%

Devon Energy Corp.                              700,000        33,950,000
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.21%

Citigroup Inc.                                 2,000,000       94,800,000
=========================================================================

PERSONAL PRODUCTS-0.51%

Gillette Co. (The)                             1,250,000       39,875,000
=========================================================================

PHARMACEUTICALS-5.29%

Allergan, Inc.                                  125,000         9,452,500
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                    500,000        25,005,000
-------------------------------------------------------------------------
Lilly (Eli) & Co.                               646,100        43,043,182
-------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A           1,000,000       63,350,000
-------------------------------------------------------------------------
Pfizer Inc.                                    2,582,100       81,594,360
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
PHARMACEUTICALS-(CONTINUED)

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                     2,244,800   $  127,706,672
-------------------------------------------------------------------------
Wyeth                                          1,500,000       66,210,000
=========================================================================
                                                              416,361,714
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.59%

Chubb Corp. (The)                               700,000        46,767,000
=========================================================================

PUBLISHING-0.53%

Gannett Co., Inc.                               500,000        42,055,000
=========================================================================

RESTAURANTS-2.80%

Brinker International, Inc.(a)                 1,516,800       48,279,744
-------------------------------------------------------------------------
McDonald's Corp.                               2,000,000       50,020,000
-------------------------------------------------------------------------
Outback Steakhouse, Inc.                       1,213,300       50,958,600
-------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)              700,000        34,118,000
-------------------------------------------------------------------------
Wendy's International, Inc.                    1,000,000       37,050,000
=========================================================================
                                                              220,426,344
=========================================================================

SEMICONDUCTOR EQUIPMENT-4.44%

Applied Materials, Inc.(a)                     4,285,900      100,161,483
-------------------------------------------------------------------------
KLA-Tencor Corp.(a)                            1,739,400       99,719,802
-------------------------------------------------------------------------
Lam Research Corp.(a)                          4,000,000      114,960,000
-------------------------------------------------------------------------
Teradyne, Inc.(a)                              1,500,000       34,170,000
=========================================================================
                                                              349,011,285
=========================================================================

SEMICONDUCTORS-6.89%

Analog Devices, Inc.(a)                        3,000,000      132,990,000
-------------------------------------------------------------------------
Linear Technology Corp.                        2,000,000       85,220,000
-------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)     1,000,000       43,870,000
-------------------------------------------------------------------------
Maxim Integrated Products, Inc.                1,750,000       86,992,500
-------------------------------------------------------------------------
Microchip Technology Inc.                      5,068,952      165,805,420
-------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                            2,420,064       26,765,908
=========================================================================
                                                              541,643,828
=========================================================================

SPECIALIZED FINANCE-0.55%

Moody's Corp.                                   750,000        43,372,500
=========================================================================

SPECIALTY STORES-2.56%

Bed Bath & Beyond Inc.(a)                      2,350,000       99,264,000
-------------------------------------------------------------------------
Staples, Inc.(a)                               2,500,000       67,050,000
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                       1,000,000       35,330,000
=========================================================================
                                                              201,644,000
=========================================================================

SYSTEMS SOFTWARE-4.26%

Adobe Systems Inc.                              650,000        28,496,000
-------------------------------------------------------------------------
Microsoft Corp.                                8,500,000      222,275,000
-------------------------------------------------------------------------
Oracle Corp.(a)                                2,500,000       29,900,000
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

VERITAS Software Corp.(a)                      1,500,000   $   54,225,000
=========================================================================
                                                              334,896,000
=========================================================================

TECHNOLOGY DISTRIBUTORS-1.71%

CDW Corp.                                      2,233,300      134,109,665
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.29%

Nextel Communications, Inc.-Class A(a)         1,820,000       44,044,000
-------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)            27,345,190      57,351,477
=========================================================================
                                                              101,395,477
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $5,798,440,332)                       7,715,351,380
=========================================================================

MONEY MARKET FUNDS-2.44%

STIC Liquid Assets Portfolio(b)                95,933,174      95,933,174
-------------------------------------------------------------------------
STIC Prime Portfolio(b)                        95,933,174      95,933,174
=========================================================================
    Total Money Market Funds (Cost
      $191,866,348)                                           191,866,348
=========================================================================
TOTAL INVESTMENTS-100.55% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $5,990,306,680)                                           7,907,217,728
=========================================================================

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-2.29%

STIC Liquid Assets Portfolio(b)(c)             155,180,095 $  155,180,095
-------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     24,938,485      24,938,485
=========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $180,118,580)                                     180,118,580
=========================================================================
TOTAL INVESTMENTS-102.84% (Cost
  $6,170,425,260)                                           8,087,336,308
=========================================================================
OTHER ASSETS LESS LIABILITIES-(2.84%)                        (223,133,791)
=========================================================================
NET ASSETS-100.00%                                         $7,864,202,517
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $5,798,440,332)*                           $ 7,715,351,380
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $371,984,928)                      371,984,928
------------------------------------------------------------
Receivables for:
  Investments sold                                22,973,044
------------------------------------------------------------
  Fund shares sold                                 3,766,990
------------------------------------------------------------
  Dividends                                        3,973,670
------------------------------------------------------------
Investment for deferred compensation plan            314,171
------------------------------------------------------------
Other assets                                         125,652
============================================================
    Total assets                               8,118,489,835
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           44,898,225
------------------------------------------------------------
  Fund shares reacquired                          20,290,401
------------------------------------------------------------
  Deferred compensation plan                         314,171
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       180,118,580
------------------------------------------------------------
Accrued distribution fees                          2,408,634
------------------------------------------------------------
Accrued trustees' fees                               555,134
------------------------------------------------------------
Accrued transfer agent fees                        4,285,116
------------------------------------------------------------
Accrued operating expenses                         1,417,057
============================================================
    Total liabilities                            254,287,318
============================================================
Net assets applicable to shares outstanding  $ 7,864,202,517
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 8,869,425,554
------------------------------------------------------------
Undistributed net investment income (loss)          (844,799)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (2,921,289,286)
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                   1,916,911,048
============================================================
                                             $ 7,864,202,517
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 6,825,022,555
____________________________________________________________
============================================================
Class B                                      $   688,587,420
____________________________________________________________
============================================================
Class C                                      $   193,585,049
____________________________________________________________
============================================================
Class R                                      $     2,857,476
____________________________________________________________
============================================================
Institutional Class                          $   154,150,017
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          331,117,751
____________________________________________________________
============================================================
Class B                                           35,377,323
____________________________________________________________
============================================================
Class C                                            9,948,607
____________________________________________________________
============================================================
Class R                                              138,523
____________________________________________________________
============================================================
Institutional Class                                6,953,267
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         20.61
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.61 divided by
      94.50%)                                $         21.81
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         19.46
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         19.46
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         20.63
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         22.17
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $174,003,209 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $244,235)        $   42,795,714
----------------------------------------------------------------------------
Dividends from affiliated money market funds                       2,446,905
----------------------------------------------------------------------------
Securities lending                                                   144,803
============================================================================
    Total investment income                                       45,387,422
============================================================================

EXPENSES:

Advisory fees                                                     46,349,081
----------------------------------------------------------------------------
Administrative services fees                                         696,174
----------------------------------------------------------------------------
Custodian fees                                                       451,569
----------------------------------------------------------------------------
Distribution fees:
  Class A                                                         19,315,644
----------------------------------------------------------------------------
  Class B                                                          6,227,801
----------------------------------------------------------------------------
  Class C                                                          1,792,081
----------------------------------------------------------------------------
  Class R                                                              6,237
----------------------------------------------------------------------------
Transfer agent fees                                               23,165,160
----------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                           105,564
----------------------------------------------------------------------------
Trustees' fees                                                       142,695
----------------------------------------------------------------------------
Other                                                              2,473,308
============================================================================
    Total expenses                                               100,725,314
============================================================================
Less: Fees waived and expense offset arrangements                   (753,706)
============================================================================
    Net expenses                                                  99,971,608
============================================================================
Net investment income (loss)                                     (54,584,186)
============================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                         (455,564,558)
----------------------------------------------------------------------------
  Foreign currencies                                                 527,909
----------------------------------------------------------------------------
  Option contracts written                                           291,491
============================================================================
                                                                (454,745,158)
============================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        1,834,296,432
----------------------------------------------------------------------------
  Foreign currencies                                                  17,825
----------------------------------------------------------------------------
  Option contracts written                                          (123,292)
============================================================================
                                                               1,834,190,965
============================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             1,379,445,807
============================================================================
Net increase in net assets resulting from operations          $1,324,861,621
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003               2002
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (54,584,186)   $   (81,004,558)
------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (454,745,158)    (1,231,119,667)
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts         1,834,190,965        143,436,189
================================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 1,324,861,621     (1,168,688,036)
================================================================================================
Share transactions-net:
  Class A                                                      (1,112,282,235)    (1,905,685,542)
------------------------------------------------------------------------------------------------
  Class B                                                         (46,666,906)       (89,586,163)
------------------------------------------------------------------------------------------------
  Class C                                                         (22,091,083)       (44,303,197)
------------------------------------------------------------------------------------------------
  Class R                                                           2,235,274            204,500
------------------------------------------------------------------------------------------------
  Institutional Class                                               5,433,008        (10,243,640)
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,173,371,942)    (2,049,614,042)
================================================================================================
    Net increase (decrease) in net assets                         151,489,679     (3,218,302,078)
================================================================================================

NET ASSETS:

  Beginning of year                                             7,712,712,838     10,931,014,916
================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(844,799) and $(770,211) for 2003 and 2002,
    respectively)                                             $ 7,864,202,517    $ 7,712,712,838
________________________________________________________________________________________________
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADR's, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). Voluntary fee waivers may be modified or discontinued with approval of Board of Trustees without further notice to investors. For the year ended October 31, 2003, AIM waived fees of $638,100. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $696,174 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc. a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $11,253,012 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $19,315,644, $6,227,801, $1,792,081 and $6,237, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended October 31, 2003, AIM Distributors retained $829,628 in front-end sales commissions from the sale of Class A shares and $4,130, $68 and $12,817 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $114,189 and reductions in custodian fees of $1,417 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $115,606.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $14,087 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $174,003,209 were on loan to brokers. The loans were secured by cash collateral of $180,118,580 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $144,803 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                     1,551      $   398,595
------------------------------------------------------------
Written                               3,088        1,040,859
------------------------------------------------------------
Exercised                            (3,264)      (1,147,963)
------------------------------------------------------------
Expired                              (1,375)        (291,491)
------------------------------------------------------------
End of year                              --      $        --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $ 1,905,448,839
------------------------------------------------------------
Temporary book/tax differences                      (844,799)
------------------------------------------------------------
Capital loss carryforward                     (2,909,827,077)
------------------------------------------------------------
Shares of beneficial interest                  8,869,425,554
============================================================
Total net assets                             $ 7,864,202,517
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable to the tax deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
-----------------------------------------------------------
October 31, 2009                             $1,224,074,030
-----------------------------------------------------------
October 31, 2010                              1,223,985,487
-----------------------------------------------------------
October 31, 2011                                461,767,560
===========================================================
Total capital loss carryforward              $2,909,827,077
___________________________________________________________
===========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $3,370,231,624 and $4,537,133,153, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
            INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                       $2,147,646,200
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (242,197,361)
============================================================
Net unrealized appreciation of investment
  securities                                  $1,905,448,839
____________________________________________________________
============================================================
Cost of investments for tax purposes is $6,181,887,469.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions and net operating losses, on October 31, 2003, undistributed net investment income was increased by $54,509,598, undistributed net realized gains decreased by $527,909 and shares of beneficial interest decreased by $53,981,689. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                 CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              ------------------------------------------------------------------
                                                                           2003                               2002
                                                              -------------------------------    -------------------------------
                                                                 SHARES           AMOUNT            SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                       40,892,692    $   728,901,495      48,969,691    $   970,494,859
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                        4,399,643         74,587,779       5,811,283        111,506,491
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,764,643         29,858,199       2,391,741         46,150,281
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         163,302          2,916,332          13,083            204,591
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            1,117,656         21,391,286       6,254,346        139,801,926
================================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          325,830          5,894,532         223,534          4,426,684
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                         (344,006)        (5,894,532)       (234,440)        (4,426,684)
================================================================================================================================
Reacquired:
  Class A                                                     (104,213,879)    (1,847,078,262)   (147,108,087)    (2,880,607,085)
--------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (6,899,964)      (115,360,153)    (10,685,339)      (196,665,970)
--------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (3,090,330)       (51,949,282)     (4,824,172)       (90,453,478)
--------------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (37,857)          (681,058)             (5)               (91)
--------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (833,861)       (15,958,278)     (6,757,582)      (150,045,566)
================================================================================================================================
                                                               (66,756,131)   $(1,173,371,942)   (105,945,947)   $(2,049,614,042)
________________________________________________________________________________________________________________________________
================================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                        CLASS A
                                                       --------------------------------------------------------------------------
                                                                                 YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------------------------
                                                          2003             2002             2001          2000           1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    17.20       $    19.72       $    43.50    $     34.65    $     26.37
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                              (0.12)(a)        (0.15)(a)        (0.12)         (0.26)         (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                              3.53            (2.37)          (16.24)         12.39           9.18
=================================================================================================================================
    Total from investment operations                         3.41            (2.52)          (16.36)         12.13           9.01
=================================================================================================================================
Less distributions from net realized gains                     --               --            (7.42)         (3.28)         (0.73)
=================================================================================================================================
Net asset value, end of period                         $    20.61       $    17.20       $    19.72    $     43.50    $     34.65
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             19.83%          (12.78)%         (43.10)%        36.56%         34.81%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $6,825,023       $6,780,055       $9,703,277    $19,268,977    $14,292,905
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                           1.29%(c)         1.26%            1.14%          1.08%          1.10%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                        1.30%(c)         1.27%            1.17%          1.11%          1.12%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                    (0.67)%(c)       (0.74)%          (0.46)%        (0.61)%        (0.50)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                        47%              57%              75%            88%            62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $6,438,548,158.


                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------------------
                                                                2003           2002           2001         2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.36       $  18.89       $ 42.28     $    34.00       $  26.11
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)      (0.27)(a)     (0.28)         (0.58)(a)      (0.42)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.33          (2.26)       (15.69)         12.14           9.04
=================================================================================================================================
    Total from investment operations                              3.10          (2.53)       (15.97)         11.56           8.62
=================================================================================================================================
Less distributions from net realized gains                          --             --         (7.42)         (3.28)         (0.73)
=================================================================================================================================
Net asset value, end of period                                $  19.46       $  16.36       $ 18.89     $    42.28       $  34.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                  18.95%        (13.39)%      (43.49)%        35.51%         33.64%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $688,587       $625,294       $818,343    $1,315,524       $589,718
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.99%(c)       1.96%         1.86%          1.85%          1.98%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(c)       1.97%         1.89%          1.88%          2.00%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.44)%       (1.17)%        (1.38)%        (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                             47%            57%           75%            88%            62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $622,780,089.


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                                2003           2002           2001        2000           1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  16.36       $  18.88       $  42.27    $  33.99       $  26.10
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.23)(a)      (0.27)(a)      (0.29)      (0.59)(a)      (0.42)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.33          (2.25)        (15.68)      12.15           9.04
===============================================================================================================================
    Total from investment operations                              3.10          (2.52)        (15.97)      11.56           8.62
===============================================================================================================================
Less distributions from net realized gains                          --             --          (7.42)      (3.28)         (0.73)
===============================================================================================================================
Net asset value, end of period                                $  19.46       $  16.36       $  18.88    $  42.27       $  33.99
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  18.95%        (13.35)%       (43.51)%     35.52%         33.65%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $193,585       $184,393       $258,786    $434,544       $161,490
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.99%(c)       1.96%          1.86%       1.85%          1.98%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.00%(c)       1.97%          1.89%       1.88%          2.00%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.37)%(c)     (1.44)%        (1.17)%     (1.38)%        (1.38)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                             47%            57%            75%         88%            62%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $179,208,048.


                                                                          CLASS R
                                                              -------------------------------
                                                                                JUNE 3, 2002
                                                                                (DATE SALES
                                                              YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31,       OCTOBER 31,
                                                                2003               2002
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $17.26            $  19.82
---------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.16)(a)           (0.07)(a)
---------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.53               (2.49)
=============================================================================================
    Total from investment operations                              3.37               (2.56)
=============================================================================================
Net asset value, end of period                                  $20.63            $  17.26
_____________________________________________________________________________________________
=============================================================================================
Total return(b)                                                  19.52%             (12.92)%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,857            $    226
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.49%(c)            1.53%(d)
---------------------------------------------------------------------------------------------
  Without fee waivers                                             1.50%(c)            1.54%(d)
=============================================================================================
Ratio of net investment income (loss) to average net assets      (0.87)%(c)          (1.01)%(d)
_____________________________________________________________________________________________
=============================================================================================
Portfolio turnover rate(e)                                          47%                 57%
_____________________________________________________________________________________________
=============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $1,247,495.
(d)  Annualized.
(e)  Not annualized for periods less than one year.


                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------
                                                                2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  18.40       $  21.00    $  45.55    $  36.01    $  27.25
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)      (0.06)       0.01       (0.09)      (0.01)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   3.80          (2.54)     (17.14)      12.91        9.50
=========================================================================================================================
    Total from investment operations                              3.77          (2.60)     (17.13)      12.82        9.49
=========================================================================================================================
Less distributions from net realized gains                          --             --       (7.42)      (3.28)      (0.73)
=========================================================================================================================
Net asset value, end of period                                $  22.17       $  18.40    $  21.00    $  45.55    $  36.01
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  20.49%        (12.38)%    (42.80)%     37.14%      35.46%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $154,150       $122,746    $150,609    $288,097    $244,369
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                0.75%(c)       0.80%       0.65%       0.65%       0.64%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             0.76%(c)       0.81%       0.68%       0.68%       0.66%
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.13)%(c)     (0.28)%      0.03%      (0.18)%     (0.04)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             47%            57%         75%         88%         62%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $132,069,108.

NOTE 13--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds--Registered Trademark--, which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of AIM Weingarten Fund
And Board of Trustees of AIM Equity Funds:



We have audited the accompanying statement of assets and liabilities of AIM Weingarten Fund (a portfolio of AIM Equity Funds), including the schedule of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through October 31, 2000 were audited by other auditors whose report dated December 6, 2000, expressed an unqualified opinion on those financial highlights.



We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Weingarten Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Houston, Texas                                             -s- ERNST & YOUNG LLP
December 16, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                   MARKET
                                                  SHARES           VALUE
-----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.50%

ADVERTISING-0.85%

Omnicom Group Inc.                                   300,000   $   23,940,000
=============================================================================

APPAREL RETAIL-1.53%

Gap, Inc. (The)                                    2,250,000       42,930,000
=============================================================================

APPLICATION SOFTWARE-0.55%

PeopleSoft, Inc.(a)                                  750,000       15,570,000
=============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.67%

Franklin Resources, Inc.                             400,000       18,968,000
=============================================================================

BIOTECHNOLOGY-3.30%

Amgen Inc.(a)                                        750,000       46,320,000
-----------------------------------------------------------------------------
Genentech, Inc.(a)                                   400,000       32,788,000
-----------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                             250,000       13,645,000
=============================================================================
                                                                   92,753,000
=============================================================================

BREWERS-0.53%

Anheuser-Busch Cos., Inc.                            300,000       14,778,000
=============================================================================

CASINOS & GAMING-0.76%

International Game Technology                        650,000       21,287,500
=============================================================================

COMMUNICATIONS EQUIPMENT-6.32%

Cisco Systems, Inc.(a)                             4,000,000       83,920,000
-----------------------------------------------------------------------------
Corning Inc.(a)                                    2,000,000       21,960,000
-----------------------------------------------------------------------------
Juniper Networks, Inc.(a)                          1,250,000       22,487,500
-----------------------------------------------------------------------------
Motorola, Inc.                                     2,000,000       27,060,000
-----------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)                  5,000,000       22,250,000
=============================================================================
                                                                  177,677,500
=============================================================================

COMPUTER & ELECTRONICS RETAIL-1.66%

Best Buy Co., Inc.                                   800,000       46,648,000
=============================================================================

COMPUTER HARDWARE-2.60%

Dell Inc.(a)                                       1,400,000       50,568,000
-----------------------------------------------------------------------------
International Business Machines Corp.                250,000       22,370,000
=============================================================================
                                                                   72,938,000
=============================================================================

COMPUTER STORAGE & PERIPHERALS-2.05%

EMC Corp.(a)                                       3,000,000       41,520,000
-----------------------------------------------------------------------------
Seagate Technology (Cayman Islands)                  700,000       16,086,000
=============================================================================
                                                                   57,606,000
=============================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.54%

Deere & Co.                                          250,000       15,155,000
=============================================================================

-----------------------------------------------------------------------------
                                                                   MARKET
                                                  SHARES           VALUE

CONSUMER FINANCE-3.03%

American Express Co.                                 750,000   $   35,197,500
-----------------------------------------------------------------------------
MBNA Corp.                                         1,150,000       28,462,500
-----------------------------------------------------------------------------
SLM Corp.                                            550,000       21,538,000
=============================================================================
                                                                   85,198,000
=============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.15%

Affiliated Computer Services, Inc.-Class A(a)        300,000       14,679,000
-----------------------------------------------------------------------------
First Data Corp.                                     300,000       10,710,000
-----------------------------------------------------------------------------
Fiserv, Inc.(a)                                      550,000       19,426,000
-----------------------------------------------------------------------------
Paychex, Inc.                                        400,000       15,568,000
=============================================================================
                                                                   60,383,000
=============================================================================

DIVERSIFIED BANKS-0.57%

Wachovia Corp.                                       350,000       16,054,500
=============================================================================

DIVERSIFIED CAPITAL MARKETS-1.15%

J.P. Morgan Chase & Co.                              900,000       32,310,000
=============================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.90%

Apollo Group, Inc.-Class A(a)                        300,000       19,059,000
-----------------------------------------------------------------------------
Cendant Corp.(a)                                   2,250,000       45,967,500
-----------------------------------------------------------------------------
H&R Block, Inc.                                      350,000       16,481,500
=============================================================================
                                                                   81,508,000
=============================================================================

DRUG RETAIL-0.50%

CVS Corp.                                            400,000       14,072,000
=============================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.80%

Agilent Technologies, Inc.(a)                        900,000       22,428,000
=============================================================================

FOOTWEAR-0.57%

NIKE, Inc.-Class B                                   250,000       15,975,000
=============================================================================

GENERAL MERCHANDISE STORES-1.25%

Family Dollar Stores, Inc.                           350,000       15,263,500
-----------------------------------------------------------------------------
Target Corp.                                         500,000       19,870,000
=============================================================================
                                                                   35,133,500
=============================================================================

HEALTH CARE EQUIPMENT-4.32%

Becton, Dickinson & Co.                              350,000       12,796,000
-----------------------------------------------------------------------------
Boston Scientific Corp.(a)                           850,000       57,562,000
-----------------------------------------------------------------------------
Guidant Corp.                                        400,000       20,404,000
-----------------------------------------------------------------------------
Medtronic, Inc.                                      250,000       11,392,500
-----------------------------------------------------------------------------

                                                                   MARKET
                                                  SHARES           VALUE
-----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT-(CONTINUED)

Zimmer Holdings, Inc.(a)                             300,000   $   19,143,000
=============================================================================
                                                                  121,297,500
=============================================================================

HEALTH CARE SERVICES-0.89%

Caremark Rx, Inc.(a)                               1,000,000       25,050,000
=============================================================================

HEALTH CARE SUPPLIES-0.98%

Alcon, Inc. (Switzerland)                            500,000       27,555,000
=============================================================================

HOME ENTERTAINMENT SOFTWARE-0.88%

Electronic Arts Inc.(a)                              250,000       24,760,000
=============================================================================

HOME IMPROVEMENT RETAIL-1.65%

Home Depot, Inc. (The)                             1,250,000       46,337,500
=============================================================================

HOTELS, RESORTS & CRUISE LINES-0.48%

Starwood Hotels & Resorts Worldwide, Inc.            400,000       13,492,000
=============================================================================

HOUSEHOLD PRODUCTS-1.91%

Colgate-Palmolive Co.                                175,000        9,308,250
-----------------------------------------------------------------------------
Procter & Gamble Co. (The)                           450,000       44,230,500
=============================================================================
                                                                   53,538,750
=============================================================================

INDUSTRIAL CONGLOMERATES-2.23%

Tyco International Ltd. (Bermuda)                  3,000,000       62,640,000
=============================================================================

INDUSTRIAL MACHINERY-1.17%

Danaher Corp.                                        250,000       20,712,500
-----------------------------------------------------------------------------
Ingersoll-Rand Co.-Class A (Bermuda)                 200,000       12,080,000
=============================================================================
                                                                   32,792,500
=============================================================================

INTERNET RETAIL-3.45%

Amazon.com, Inc.(a)                                1,000,000       54,420,000
-----------------------------------------------------------------------------
eBay Inc.(a)                                         400,000       22,376,000
-----------------------------------------------------------------------------
InterActiveCorp.(a)                                  550,000       20,190,500
=============================================================================
                                                                   96,986,500
=============================================================================

INTERNET SOFTWARE & SERVICES-1.55%

Yahoo! Inc.(a)                                     1,000,000       43,700,000
=============================================================================

INVESTMENT BANKING & BROKERAGE-4.93%

Charles Schwab Corp. (The)                         1,650,000       22,374,000
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                      500,000       46,950,000
-----------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                        550,000       39,600,000
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            500,000       29,600,000
=============================================================================
                                                                  138,524,000
=============================================================================

IT CONSULTING & OTHER SERVICES-1.04%

Accenture Ltd.-Class A (Bermuda)(a)                1,250,000       29,250,000
=============================================================================

MANAGED HEALTH CARE-3.13%

Aetna Inc.                                         1,000,000       57,410,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                                   MARKET
                                                  SHARES           VALUE
MANAGED HEALTH CARE-(CONTINUED)

UnitedHealth Group Inc.                              600,000   $   30,528,000
=============================================================================
                                                                   87,938,000
=============================================================================

MOTORCYCLE MANUFACTURERS-0.42%

Harley-Davidson, Inc.                                250,000       11,852,500
=============================================================================

MOVIES & ENTERTAINMENT-0.99%

Viacom Inc.-Class B                                  700,000       27,909,000
=============================================================================

MULTI-LINE INSURANCE-0.76%

American International Group, Inc.                   350,000       21,290,500
=============================================================================

OIL & GAS DRILLING-0.73%

ENSCO International Inc.                             350,000        9,222,500
-----------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)                 300,000       11,340,000
=============================================================================
                                                                   20,562,500
=============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.33%

Schlumberger Ltd. (Netherlands)                      200,000        9,394,000
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-2.53%

Citigroup Inc.                                     1,500,000       71,100,000
=============================================================================

PHARMACEUTICALS-5.47%

Johnson & Johnson                                    550,000       27,681,500
-----------------------------------------------------------------------------
Lilly (Eli) & Co.                                    325,000       21,651,500
-----------------------------------------------------------------------------
Pfizer Inc.                                        1,350,000       42,660,000
-----------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                           350,000       19,911,500
-----------------------------------------------------------------------------
Wyeth                                                950,000       41,933,000
=============================================================================
                                                                  153,837,500
=============================================================================

SEMICONDUCTOR EQUIPMENT-3.24%

Applied Materials, Inc.(a)                         1,250,000       29,212,500
-----------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          1,500,000       61,935,000
=============================================================================
                                                                   91,147,500
=============================================================================

SEMICONDUCTORS-9.26%

Analog Devices, Inc.(a)                            1,000,000       44,330,000
-----------------------------------------------------------------------------
Intel Corp.                                        1,800,000       59,490,000
-----------------------------------------------------------------------------
Linear Technology Corp.                              700,000       29,827,000
-----------------------------------------------------------------------------
Maxim Integrated Products, Inc.                      600,000       29,826,000
-----------------------------------------------------------------------------
Microchip Technology Inc.                          1,000,000       32,710,000
-----------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                                2,000,000       22,120,000
-----------------------------------------------------------------------------
Texas Instruments Inc.                             1,450,000       41,934,000
=============================================================================
                                                                  260,237,000
=============================================================================

SOFT DRINKS-0.77%

PepsiCo, Inc.                                        450,000       21,519,000
=============================================================================

                                                                   MARKET
                                                  SHARES           VALUE
-----------------------------------------------------------------------------

SPECIALTY CHEMICALS-0.48%

Ecolab Inc.                                          500,000   $   13,445,000
=============================================================================

SPECIALTY STORES-1.32%

Bed Bath & Beyond Inc.(a)                            500,000       21,120,000
-----------------------------------------------------------------------------
Staples, Inc.(a)                                     600,000       16,092,000
=============================================================================
                                                                   37,212,000
=============================================================================

SYSTEMS SOFTWARE-7.31%

Computer Associates International, Inc.            1,850,000       43,512,000
-----------------------------------------------------------------------------
Microsoft Corp.                                    3,500,000       91,525,000
-----------------------------------------------------------------------------
Oracle Corp.(a)                                    1,500,000       17,940,000
-----------------------------------------------------------------------------
VERITAS Software Corp.(a)                          1,450,000       52,417,500
=============================================================================
                                                                  205,394,500
=============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,125,580,640)                           2,712,075,750
=============================================================================

MONEY MARKET FUNDS-2.59%

STIC Liquid Assets Portfolio(b)                   36,428,079       36,428,079
-----------------------------------------------------------------------------
STIC Prime Portfolio(b)                           36,428,079       36,428,079
=============================================================================
    Total Money Market Funds (Cost
      $72,856,158)                                                 72,856,158
=============================================================================
TOTAL INVESTMENTS-99.09% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $2,198,436,798)                 2,784,931,908
=============================================================================

-----------------------------------------------------------------------------
                                                                   MARKET
                                                  SHARES           VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-1.39%

STIC Liquid Assets Portfolio(b)(c)                38,996,800   $   38,996,800
=============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $38,996,800)                                           38,996,800
=============================================================================
TOTAL INVESTMENTS-100.48% (Cost
  $2,237,433,598)                                               2,823,928,708
=============================================================================
OTHER ASSETS LESS LIABILITIES-(0.48%)                             (13,478,280)
=============================================================================
NET ASSETS-100.00%                                             $2,810,450,428
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $2,125,580,640)*                           $ 2,712,075,750
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $111,852,958)                      111,852,958
------------------------------------------------------------
Foreign currencies, at value (cost $361)                 368
------------------------------------------------------------
Cash                                                  38,826
------------------------------------------------------------
Receivables for:
  Investments sold                                56,632,123
------------------------------------------------------------
  Fund shares sold                                   752,372
------------------------------------------------------------
  Dividends                                        1,956,386
------------------------------------------------------------
Investment for deferred compensation plan            202,866
------------------------------------------------------------
Other assets                                         118,747
============================================================
    Total assets                               2,883,630,396
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           24,490,221
------------------------------------------------------------
  Fund shares reacquired                           5,738,163
------------------------------------------------------------
  Deferred compensation plan                         202,866
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        38,996,800
------------------------------------------------------------
Accrued distribution fees                          1,089,622
------------------------------------------------------------
Accrued trustees' fees                               267,499
------------------------------------------------------------
Accrued transfer agent fees                        1,913,397
------------------------------------------------------------
Accrued operating expenses                           481,400
============================================================
    Total liabilities                             73,179,968
============================================================
Net assets applicable to shares outstanding  $ 2,810,450,428
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 5,800,081,560
------------------------------------------------------------
Undistributed net investment income (loss)          (462,775)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                        (3,575,663,474)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      586,495,117
============================================================
                                             $ 2,810,450,428
____________________________________________________________
============================================================

NET ASSETS:

Class A                                      $ 2,160,823,000
____________________________________________________________
============================================================
Class B                                      $   555,778,704
____________________________________________________________
============================================================
Class C                                      $    91,324,993
____________________________________________________________
============================================================
Class R                                      $       311,194
____________________________________________________________
============================================================
Institutional Class                          $     2,212,537
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          186,477,767
____________________________________________________________
============================================================
Class B                                           51,888,597
____________________________________________________________
============================================================
Class C                                            8,518,684
____________________________________________________________
============================================================
Class R                                               26,927
____________________________________________________________
============================================================
Institutional Class                                  181,315
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $         11.59
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.59 divided by
      94.50%)                                $         12.26
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                    $         10.71
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                    $         10.72
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                    $         11.56
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                    $         12.20
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $37,694,563 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $119,306)        $  20,368,727
---------------------------------------------------------------------------
Dividends from affiliated money market funds                        414,720
---------------------------------------------------------------------------
Interest                                                              3,316
---------------------------------------------------------------------------
Securities lending                                                   71,442
===========================================================================
    Total investment income                                      20,858,205
===========================================================================

EXPENSES:

Advisory fees                                                    17,030,956
---------------------------------------------------------------------------
Administrative services fees                                        519,857
---------------------------------------------------------------------------
Custodian fees                                                      187,065
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,092,977
---------------------------------------------------------------------------
  Class B                                                         5,246,170
---------------------------------------------------------------------------
  Class C                                                           852,575
---------------------------------------------------------------------------
  Class R                                                               920
---------------------------------------------------------------------------
Transfer agent fees                                              12,045,211
---------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                            1,175
---------------------------------------------------------------------------
Trustees' fees                                                       56,657
---------------------------------------------------------------------------
Other                                                             1,125,910
===========================================================================
    Total expenses                                               43,159,473
===========================================================================
Less: Fees waived and expense offset arrangements                   (56,902)
===========================================================================
    Net expenses                                                 43,102,571
===========================================================================
Net investment income (loss)                                    (22,244,366)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (151,651,661)
---------------------------------------------------------------------------
  Foreign currencies                                                115,427
---------------------------------------------------------------------------
  Option contracts written                                       (1,282,993)
===========================================================================
                                                               (152,819,227)
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         703,746,614
---------------------------------------------------------------------------
  Foreign currencies                                                    (19)
---------------------------------------------------------------------------
  Option contracts written                                          (44,617)
===========================================================================
                                                                703,701,978
===========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                              550,882,751
===========================================================================
Net increase in net assets resulting from operations          $ 528,638,385
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (22,244,366)   $   (32,392,421)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                   (152,819,227)      (796,583,815)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    703,701,978       (246,187,556)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  528,638,385     (1,075,163,792)
===============================================================================================
Share transactions-net:
  Class A                                                       (354,029,189)    (1,064,806,254)
-----------------------------------------------------------------------------------------------
  Class B                                                        (78,758,321)      (180,109,268)
-----------------------------------------------------------------------------------------------
  Class C                                                        (11,803,823)       (30,575,415)
-----------------------------------------------------------------------------------------------
  Class R                                                            190,176             72,385
-----------------------------------------------------------------------------------------------
  Institutional Class                                                (83,682)        (5,419,461)
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (444,484,839)    (1,280,838,013)
===============================================================================================
    Net increase (decrease) in net assets                         84,153,546     (2,356,001,805)
===============================================================================================

NET ASSETS:

  Beginning of year                                            2,726,296,882      5,082,298,687
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(462,775) and $(437,153) for 2003 and 2002,
    respectively)                                             $2,810,450,428    $ 2,726,296,882
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of fifteen separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin.

J. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million up to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the year ended October 31, 2003, AIM waived fees of $8,168. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $519,857 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as AIM Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. During the year ended October 31, 2003, AISI retained $6,264,097 for such services.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended October 31, 2003, the Class A, Class B, Class C and Class R shares paid $6,092,977, $5,246,170, $852,575 and $920, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended October 31, 2003, AIM Distributors retained $286,925 in front-end sales commissions from the sale of Class A shares and $3,720, $0, $7,667 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $47,339 and reductions in custodian fees of $1,395 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $48,734.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $6,495 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $37,694,563 were on loan to brokers. The loans were secured by cash collateral of $38,996,800 received by the Fund and subsequently invested in an affiliated money market fund. For the year ended October 31, 2003, the Fund received fees of $71,442 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                   -------------------------
                                   NUMBER OF      PREMIUMS
                                   CONTRACTS      RECEIVED
------------------------------------------------------------
Beginning of year                     2,500     $    585,867
------------------------------------------------------------
Written                              87,660       14,767,945
------------------------------------------------------------
Closed                              (68,350)     (12,127,993)
------------------------------------------------------------
Exercised                           (20,307)      (2,862,014)
------------------------------------------------------------
Expired                              (1,503)        (363,805)
============================================================
End of year                              --     $         --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments       $   529,571,996
------------------------------------------------------------
Temporary book/tax differences                      (462,775)
------------------------------------------------------------
Capital loss carryforward                     (3,518,740,353)
------------------------------------------------------------
Shares of beneficial interest                  5,800,081,560
============================================================
Total net assets                             $ 2,810,450,428
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales and the tax deferral of losses on certain option transactions. Amount includes appreciation on foreign currencies of $7.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

  The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                       CARRYFORWARD
------------------------------------------------------------------------------
October 31, 2009                                                $2,559,101,338
------------------------------------------------------------------------------
October 31, 2010                                                   763,027,747
------------------------------------------------------------------------------
October 31, 2011                                                   196,611,268
==============================================================================
Total capital loss carryforward                                 $3,518,740,353
______________________________________________________________________________
==============================================================================


NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $2,894,591,510 and $3,402,084,060, respectively.

UNREALIZED APPRECIATION (DEPRECIATION)OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $572,406,984
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (42,834,995)
==============================================================================
Net unrealized appreciation of investment securities             $529,571,989
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,294,356,719.


NOTE 10--RECLASSIFICATIONS OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of foreign currency transactions and net operating losses on October 31, 2003, undistributed net investment income increased by $22,218,744, undistributed net realized gains decreased by $115,427 and shares of beneficial interest decreased by $22,103,317. This reclassification had no effect on the net assets of the Fund.

NOTE 11--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and the Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and the Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------------
                                                                          2003                             2002
                                                              ----------------------------    -------------------------------
                                                                SHARES          AMOUNT           SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,192,956    $ 102,256,843      16,597,940    $   199,251,597
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,051,931       47,044,808       5,995,984         66,787,479
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,715,252       15,941,057       1,919,777         21,362,371
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         23,136          234,973           7,975             72,385
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              16,638          177,847          45,598            504,589
=============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       1,369,192       14,331,798         368,013          4,307,233
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,477,850)     (14,331,798)       (393,806)        (4,307,233)
=============================================================================================================================
Reacquired:
  Class A                                                     (47,251,093)    (470,617,830)   (111,225,206)    (1,268,365,084)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (12,154,199)    (111,471,331)    (22,942,810)      (242,589,514)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (2,990,841)     (27,744,880)     (4,815,984)       (51,937,786)
-----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (4,184)         (44,797)             --                 --
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (25,361)        (261,529)       (438,298)        (5,924,050)
=============================================================================================================================
                                                              (45,534,423)   $(444,484,839)   (114,880,817)   $(1,280,838,013)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Class R shares commenced sales on June 3, 2002.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                       CLASS A
                                                    -----------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------------------------------
                                                       2003               2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $     9.47         $    12.65      $    28.16      $    28.31      $    21.72
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.07)             (0.07)(a)       (0.10)          (0.14)(a)       (0.10)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       2.19              (3.11)         (11.87)           3.18            8.16
=================================================================================================================================
    Total from investment operations                      2.12              (3.18)         (11.97)           3.04            8.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      --                 --              --              --           (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --                 --           (3.54)          (3.19)          (1.46)
=================================================================================================================================
    Total distributions                                     --                 --           (3.54)          (3.19)          (1.47)
=================================================================================================================================
Net asset value, end of period                      $    11.59         $     9.47      $    12.65      $    28.16      $    28.31
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          22.39%            (25.14)%        (47.38)%         10.61%          38.62%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $2,160,823         $2,104,660      $4,001,552      $8,948,781      $8,089,739
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                        1.47%(c)           1.33%           1.21%           1.03%           1.03%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.47%(c)           1.33%           1.22%           1.07%           1.08%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.68)%(c)         (0.64)%         (0.56)%         (0.45)%         (0.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                    111%               217%            240%            145%            124%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,030,992,456.

                                                                                     CLASS B
                                                  -----------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                  -----------------------------------------------------------------------------
                                                    2003             2002            2001             2000              1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   8.82         $  11.86        $  26.82        $    27.29        $    21.12
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       (0.14)           (0.15)(a)       (0.21)            (0.36)(a)         (0.30)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          2.03            (2.89)         (11.21)             3.08              7.93
===============================================================================================================================
    Total from investment operations                  1.89            (3.04)         (11.42)             2.72              7.63
===============================================================================================================================
Less distributions from net realized gains              --               --           (3.54)            (3.19)            (1.46)
===============================================================================================================================
Net asset value, end of period                    $  10.71         $   8.82        $  11.86        $    26.82        $    27.29
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                      21.43%          (25.63)%        (47.75)%            9.76%            37.59%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $555,779         $533,224        $922,476        $1,927,514        $1,291,456
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                    2.17%(c)         2.04%           1.92%             1.78%             1.82%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 2.17%(c)         2.04%           1.93%             1.82%             1.87%
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                         (1.38)%(c)       (1.34)%         (1.27)%           (1.20)%           (1.17)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                111%             217%            240%              145%              124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $524,617,004.

                                                                             AIM
WEINGARTEN FUND

NOTE 12--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                                                   YEAR ENDED OCTOBER 31,
                                                              -----------------------------------------------------------------
                                                               2003            2002          2001          2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  8.83         $ 11.87      $  26.85      $  27.30      $  21.14
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.14)          (0.15)(a)     (0.21)        (0.36)(a)     (0.30)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.03           (2.89)       (11.23)         3.10          7.92
===============================================================================================================================
    Total from investment operations                             1.89           (3.04)       (11.44)         2.74          7.62
===============================================================================================================================
Less distributions from net realized gains                         --              --         (3.54)        (3.19)        (1.46)
===============================================================================================================================
Net asset value, end of period                                $ 10.72         $  8.83      $  11.87      $  26.85      $  27.30
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                 21.40%         (25.61)%      (47.77)%        9.83%        37.50%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $91,325         $86,455      $150,604      $301,590      $105,420
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.17%(c)        2.04%         1.92%         1.78%         1.82%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.17%(c)        2.04%         1.93%         1.82%         1.87%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.38)%(c)      (1.34)%       (1.27)%       (1.20)%       (1.17)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                           111%            217%          240%          145%          124%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $85,257,460.

                                                                           CLASS R
                                                              ---------------------------------
                                                                                  JUNE 3, 2002
                                                                                   (DATE SALES
                                                              YEAR ENDED          COMMENCED) TO
                                                              OCTOBER 31,          OCTOBER 31,
                                                                 2003                 2002
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.47               $ 11.36
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.06)                (0.03)(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.15                 (1.86)
===============================================================================================
    Total from investment operations                              2.09                 (1.89)
===============================================================================================
Net asset value, end of period                                  $11.56               $  9.47
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  22.07%               (16.64)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  311               $    76
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:                          1.67%(c)              1.53%(d)
_______________________________________________________________________________________________
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.88)%(c)            (0.84)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         111%                  217%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $184,086.
(d)  Annualized.
(e)  Not annualized for periods less than one year.

                                                                             AIM
WEINGARTEN FUND

NOTE 12--FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                   INSTITUTIONAL CLASS
                                                              --------------------------------------------------------------
                                                                                  YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------------
                                                               2003           2002         2001         2000          1999
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 9.91         $ 13.16      $ 29.00      $ 28.96      $  22.18
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  0.00           (0.01)(a)    (0.01)       (0.06)(a)      0.02
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 2.29           (3.24)      (12.29)        3.29          8.32
============================================================================================================================
    Total from investment operations                            2.29           (3.25)      (12.30)        3.23          8.34
============================================================================================================================
Less distributions:
  Dividends from net investment income                            --              --           --           --         (0.10)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --              --        (3.54)       (3.19)        (1.46)
============================================================================================================================
    Total distributions                                           --              --        (3.54)       (3.19)        (1.56)
============================================================================================================================
Net asset value, end of period                                $12.20         $  9.91      $ 13.16      $ 29.00      $  28.96
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                23.11%         (24.70)%     (47.11)%      11.07%        39.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,213         $ 1,883      $ 7,667      $18,634      $114,076
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                              0.78%(c)        0.82%        0.69%        0.64%         0.63%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                           0.78%(c)        0.82%        0.70%        0.68%         0.68%
============================================================================================================================
Ratio of net investment income (loss) to average net assets     0.01%(c)       (0.12)%      (0.04)%      (0.04)%        0.02%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                          111%            217%         240%         145%          124%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)  Ratios are based on average daily net assets of $1,901,891.

NOTE 13--SUBSEQUENT EVENTS

Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.